                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-07238
---------------------------------------------


                            SUNAMERICA SERIES TRUST
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


1 SunAmerica Center, Los Angeles, CA                         90067-6022
-----------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------


Date of fiscal year end: January 31
                         -------------------------


Date of reporting period: July 31, 2006
                          ------------------------

Item 1. Reports to Stockholders

        SunAmerica Series Trust, Semi-annual Report at July 31, 2006.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JULY 31, 2006

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET................................................
                        Cash Management Portfolio (Columbia Management Advisors,
                          LLC)......................................................     8
                        BONDS.......................................................
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................    11
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    27
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    37
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    48
                        BALANCED....................................................
                        SunAmerica Balanced Portfolio (J.P. Morgan Investment
                          Management Inc.)..........................................    58
                        MFS Total Return Portfolio (Massachusetts Financial Service
                          Company)..................................................    72
                        EQUITY/SPECIALTY............................................
                        Telecom Utility Portfolio (Federated Equity Management
                          Company of Pennsylvania)..................................    88
                        Equity Income Portfolio (FAF Advisors, Inc.)................    91
                        Equity Index Portfolio (FAF Advisors, Inc.).................    95
                        Growth-Income Portfolio (AllianceBernstein L.P.)............   107
                        Federated American Leaders Portfolio (Federated Equity
                          Management Company of Pennsylvania).......................   111
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   115
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   119
                        Alliance Growth Portfolio (AllianceBernstein L.P.)..........   122
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management, L.P.).........................................   126
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   130
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   134
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   139
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors)...................................   143
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   146
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   151
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   156
                        Growth Opportunities Portfolio (Morgan Stanley Investment
                          Management, Inc. dba -- Van Kampen).......................   160
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   165
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   168
                        Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)....   172
                        INTERNATIONAL...............................................
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   177
                        Global Equities Portfolio (J.P. Morgan Investment Management
                          Inc.).....................................................   182
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   189
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   209
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   215
                        STATEMENT OF ASSETS AND LIABILITIES.........................   220
                        STATEMENT OF OPERATIONS.....................................   232
                        STATEMENT OF CHANGES IN NET ASSETS..........................   239
                        NOTES TO FINANCIAL STATEMENTS...............................   250
                        FINANCIAL HIGHLIGHTS........................................   280
                        APPROVAL OF ADVISORY AGREEMENTS.............................   297
                        TRUSTEE AND OFFICER INFORMATION.............................   299

---------------------

                DEAR SUNAMERICA SERIES TRUST INVESTOR:

                  We are pleased to present the semiannual report for the
                SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2006. The report may also contain information on portfolios not currently available in your variable contract.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                September 12, 2006

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                                JULY 31, 2006
                                                                     (unaudited)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2006 and held until July 31, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

                ACTUAL EXPENSES

                  The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended July 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended July 31, 2006" column and the "Expense Ratio as of July 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended July 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended July 31, 2006" column and the "Expense Ratio as of July 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended July 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2006
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2006            2006            2006*            2006            2006
   -----------------------------------------------------------------------------------------------------------------
   Cash Management Portfolio
     Class 1.......................    $1,000.00        $1,021.06        $ 2.51         $1,000.00        $1,022.32
     Class 2.......................    $1,000.00        $1,021.10        $ 3.26         $1,000.00        $1,021.57
     Class 3.......................    $1,000.00        $1,021.14        $ 3.76         $1,000.00        $1,021.08
   Corporate Bond Portfolio
     Class 1.......................    $1,000.00        $1,010.30        $ 3.04         $1,000.00        $1,021.77
     Class 2.......................    $1,000.00        $1,008.59        $ 3.78         $1,000.00        $1,021.03
     Class 3.......................    $1,000.00        $1,008.61        $ 4.28         $1,000.00        $1,020.53
   Global Bond Portfolio
     Class 1.......................    $1,000.00        $1,028.35        $ 4.17         $1,000.00        $1,020.68
     Class 2.......................    $1,000.00        $1,028.50        $ 4.93         $1,000.00        $1,019.93
     Class 3.......................    $1,000.00        $1,026.82        $ 5.43         $1,000.00        $1,019.44
   High-Yield Bond Portfolio
     Class 1.......................    $1,000.00        $1,041.32        $ 3.54         $1,000.00        $1,021.32
     Class 2.......................    $1,000.00        $1,040.00        $ 4.30         $1,000.00        $1,020.58
     Class 3.......................    $1,000.00        $1,038.67        $ 4.80         $1,000.00        $1,020.08
   Worldwide High Income Portfolio
     Class 1.......................    $1,000.00        $1,013.04        $ 4.84         $1,000.00        $1,019.98
     Class 2.......................    $1,000.00        $1,013.09        $ 5.59         $1,000.00        $1,019.24
     Class 3.......................    $1,000.00        $1,011.80        $ 6.09         $1,000.00        $1,018.74
   SunAmerica Balanced Portfolio
     Class 1.......................    $1,000.00        $1,007.81        $ 3.68         $1,000.00        $1,021.12
     Class 2.......................    $1,000.00        $1,007.11        $ 4.43         $1,000.00        $1,020.38
     Class 3.......................    $1,000.00        $1,007.12        $ 4.93         $1,000.00        $1,019.89
   MFS Total Return Portfolio@
     Class 1.......................    $1,000.00        $1,015.06        $ 3.55         $1,000.00        $1,021.27
     Class 2.......................    $1,000.00        $1,013.92        $ 4.29         $1,000.00        $1,020.53
     Class 3.......................    $1,000.00        $1,013.36        $ 4.79         $1,000.00        $1,020.03
   Telecom Utility Portfolio@
     Class 1.......................    $1,000.00        $1,074.07        $ 4.73         $1,000.00        $1,020.23
     Class 2.......................    $1,000.00        $1,073.06        $ 5.50         $1,000.00        $1,019.49
     Class 3.......................    $1,000.00        $1,072.05        $ 6.01         $1,000.00        $1,018.99
   Equity Income Portfolio#
     Class 1.......................    $1,000.00        $1,027.69        $ 6.79         $1,000.00        $1,018.10
   Equity Index Portfolio#
     Class 1.......................    $1,000.00        $1,004.60        $ 2.73         $1,000.00        $1,022.07
   Growth-Income Portfolio@
     Class 1.......................    $1,000.00        $  940.82        $ 2.98         $1,000.00        $1,021.72
     Class 2.......................    $1,000.00        $  939.99        $ 3.70         $1,000.00        $1,020.98
     Class 3.......................    $1,000.00        $  939.52        $ 4.18         $1,000.00        $1,020.48
   Federated American Leaders
     Portfolio@
     Class 1.......................    $1,000.00        $1,012.25        $ 3.79         $1,000.00        $1,021.03
     Class 2.......................    $1,000.00        $1,011.11        $ 4.54         $1,000.00        $1,020.28
     Class 3.......................    $1,000.00        $1,010.53        $ 5.03         $1,000.00        $1,019.79
   Davis Venture Value Portfolio@
     Class 1.......................    $1,000.00        $1,023.64        $ 3.81         $1,000.00        $1,021.03
     Class 2.......................    $1,000.00        $1,022.64        $ 4.56         $1,000.00        $1,020.28
     Class 3.......................    $1,000.00        $1,021.99        $ 5.06         $1,000.00        $1,019.79
   "Dogs" of Wall Street Portfolio@
     Class 1.......................    $1,000.00        $1,046.29        $ 3.60         $1,000.00        $1,021.27
     Class 2.......................    $1,000.00        $1,045.37        $ 4.36         $1,000.00        $1,020.53
     Class 3.......................    $1,000.00        $1,044.44        $ 4.87         $1,000.00        $1,020.03
   Alliance Growth Portfolio@
     Class 1.......................    $1,000.00        $  859.25        $ 3.04         $1,000.00        $1,021.52
     Class 2.......................    $1,000.00        $  858.63        $ 3.73         $1,000.00        $1,020.78
     Class 3.......................    $1,000.00        $  858.01        $ 4.19         $1,000.00        $1,020.28

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2006*          2006*
   --------------------------------  ---------------------------
   Cash Management Portfolio
     Class 1.......................      $2.51          0.50%
     Class 2.......................      $3.26          0.65%
     Class 3.......................      $3.76          0.75%
   Corporate Bond Portfolio
     Class 1.......................      $3.06          0.61%
     Class 2.......................      $3.81          0.76%
     Class 3.......................      $4.31          0.86%
   Global Bond Portfolio
     Class 1.......................      $4.16          0.83%
     Class 2.......................      $4.91          0.98%
     Class 3.......................      $5.41          1.08%
   High-Yield Bond Portfolio
     Class 1.......................      $3.51          0.70%
     Class 2.......................      $4.26          0.85%
     Class 3.......................      $4.76          0.95%
   Worldwide High Income Portfolio
     Class 1.......................      $4.86          0.97%
     Class 2.......................      $5.61          1.12%
     Class 3.......................      $6.11          1.22%
   SunAmerica Balanced Portfolio
     Class 1.......................      $3.71          0.74%
     Class 2.......................      $4.46          0.89%
     Class 3.......................      $4.96          0.99%
   MFS Total Return Portfolio@
     Class 1.......................      $3.56          0.71%
     Class 2.......................      $4.31          0.86%
     Class 3.......................      $4.81          0.96%
   Telecom Utility Portfolio@
     Class 1.......................      $4.61          0.92%
     Class 2.......................      $5.36          1.07%
     Class 3.......................      $5.86          1.17%
   Equity Income Portfolio#
     Class 1.......................      $6.76          1.35%
   Equity Index Portfolio#
     Class 1.......................      $2.76          0.55%
   Growth-Income Portfolio@
     Class 1.......................      $3.11          0.62%
     Class 2.......................      $3.86          0.77%
     Class 3.......................      $4.36          0.87%
   Federated American Leaders
     Portfolio@
     Class 1.......................      $3.81          0.76%
     Class 2.......................      $4.56          0.91%
     Class 3.......................      $5.06          1.01%
   Davis Venture Value Portfolio@
     Class 1.......................      $3.81          0.76%
     Class 2.......................      $4.56          0.91%
     Class 3.......................      $5.06          1.01%
   "Dogs" of Wall Street Portfolio@
     Class 1.......................      $3.56          0.71%
     Class 2.......................      $4.31          0.86%
     Class 3.......................      $4.81          0.96%
   Alliance Growth Portfolio@
     Class 1.......................      $3.31          0.66%
     Class 2.......................      $4.06          0.81%
     Class 3.......................      $4.56          0.91%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2006
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2006            2006            2006*            2006            2006
   -----------------------------------------------------------------------------------------------------------------
   Goldman Sachs Research
     Portfolio#@
     Class 1.......................    $1,000.00        $1,015.09        $ 6.50         $1,000.00        $1,018.35
     Class 2.......................    $1,000.00        $1,015.19        $ 7.25         $1,000.00        $1,017.60
     Class 3.......................    $1,000.00        $1,015.23        $ 7.74         $1,000.00        $1,017.11
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1.......................    $1,000.00        $  992.16        $ 3.85         $1,000.00        $1,020.93
     Class 2.......................    $1,000.00        $  991.37        $ 4.59         $1,000.00        $1,020.18
     Class 3.......................    $1,000.00        $  991.36        $ 5.09         $1,000.00        $1,019.69
   Putnam Growth: Voyager
     Portfolio#@
     Class 1.......................    $1,000.00        $  922.58        $ 3.96         $1,000.00        $1,020.68
     Class 2.......................    $1,000.00        $  921.84        $ 4.67         $1,000.00        $1,019.93
     Class 3.......................    $1,000.00        $  921.64        $ 5.15         $1,000.00        $1,019.44
   Blue Chip Growth Portfolio#@
     Class 1.......................    $1,000.00        $  947.45        $ 4.10         $1,000.00        $1,020.58
     Class 2.......................    $1,000.00        $  945.95        $ 4.82         $1,000.00        $1,019.84
     Class 3.......................    $1,000.00        $  945.86        $ 5.31         $1,000.00        $1,019.34
   Real Estate Portfolio
     Class 1.......................    $1,000.00        $1,090.45        $ 4.30         $1,000.00        $1,020.68
     Class 2.......................    $1,000.00        $1,089.77        $ 5.08         $1,000.00        $1,019.93
     Class 3.......................    $1,000.00        $1,088.96        $ 5.59         $1,000.00        $1,019.44
   Small Company Value Portfolio#
     Class 1.......................    $1,000.00        $  992.40        $ 7.90         $1,000.00        $1,016.86
     Class 3.......................    $1,000.00        $  991.23        $ 9.13         $1,000.00        $1,015.62
   MFS Mid-Cap Growth Portfolio@
     Class 1.......................    $1,000.00        $  899.29        $ 3.86         $1,000.00        $1,020.73
     Class 2.......................    $1,000.00        $  898.57        $ 4.57         $1,000.00        $1,019.98
     Class 3.......................    $1,000.00        $  898.25        $ 5.04         $1,000.00        $1,019.49
   Aggressive Growth Portfolio@
     Class 1.......................    $1,000.00        $  931.95        $ 3.88         $1,000.00        $1,020.78
     Class 2.......................    $1,000.00        $  930.80        $ 4.60         $1,000.00        $1,020.03
     Class 3.......................    $1,000.00        $  930.56        $ 5.07         $1,000.00        $1,019.54
   Growth Opportunities Portfolio#
     Class 1.......................    $1,000.00        $  942.05        $ 4.82         $1,000.00        $1,019.84
     Class 2.......................    $1,000.00        $  941.57        $ 5.54         $1,000.00        $1,019.09
     Class 3.......................    $1,000.00        $  941.37        $ 6.02         $1,000.00        $1,018.60
   Marsico Growth Portfolio@
     Class 1.......................    $1,000.00        $  928.97        $ 4.45         $1,000.00        $1,020.18
     Class 2.......................    $1,000.00        $  927.78        $ 5.16         $1,000.00        $1,019.44
     Class 3.......................    $1,000.00        $  927.55        $ 5.64         $1,000.00        $1,018.94
   Technology Portfolio@
     Class 1.......................    $1,000.00        $  846.43        $ 5.40         $1,000.00        $1,018.94
     Class 2.......................    $1,000.00        $  848.92        $ 6.10         $1,000.00        $1,018.20
     Class 3.......................    $1,000.00        $  848.38        $ 6.55         $1,000.00        $1,017.70
   Small & Mid Cap Value Portfolio@
     Class 2.......................    $1,000.00        $  979.42        $ 5.64         $1,000.00        $1,019.09
     Class 3.......................    $1,000.00        $  978.82        $ 6.13         $1,000.00        $1,018.60
   International Growth and Income
     Portfolio@
     Class 1.......................    $1,000.00        $1,048.15        $ 5.28         $1,000.00        $1,019.64
     Class 2.......................    $1,000.00        $1,048.08        $ 6.04         $1,000.00        $1,018.89
     Class 3.......................    $1,000.00        $1,047.42        $ 6.55         $1,000.00        $1,018.40

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2006*          2006*
   --------------------------------  ---------------------------
   Goldman Sachs Research
     Portfolio#@
     Class 1.......................      $6.51          1.30%
     Class 2.......................      $7.25          1.45%
     Class 3.......................      $7.75          1.55%
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1.......................      $3.91          0.78%
     Class 2.......................      $4.66          0.93%
     Class 3.......................      $5.16          1.03%
   Putnam Growth: Voyager
     Portfolio#@
     Class 1.......................      $4.16          0.83%
     Class 2.......................      $4.91          0.98%
     Class 3.......................      $5.41          1.08%
   Blue Chip Growth Portfolio#@
     Class 1.......................      $4.26          0.85%
     Class 2.......................      $5.01          1.00%
     Class 3.......................      $5.51          1.10%
   Real Estate Portfolio
     Class 1.......................      $4.16          0.83%
     Class 2.......................      $4.91          0.98%
     Class 3.......................      $5.41          1.08%
   Small Company Value Portfolio#
     Class 1.......................      $8.00          1.60%
     Class 3.......................      $9.25          1.85%
   MFS Mid-Cap Growth Portfolio@
     Class 1.......................      $4.11          0.82%
     Class 2.......................      $4.86          0.97%
     Class 3.......................      $5.36          1.07%
   Aggressive Growth Portfolio@
     Class 1.......................      $4.06          0.81%
     Class 2.......................      $4.81          0.96%
     Class 3.......................      $5.31          1.06%
   Growth Opportunities Portfolio#
     Class 1.......................      $5.01          1.00%
     Class 2.......................      $5.76          1.15%
     Class 3.......................      $6.26          1.25%
   Marsico Growth Portfolio@
     Class 1.......................      $4.66          0.93%
     Class 2.......................      $5.41          1.08%
     Class 3.......................      $5.91          1.18%
   Technology Portfolio@
     Class 1.......................      $5.91          1.18%
     Class 2.......................      $6.66          1.33%
     Class 3.......................      $7.15          1.43%
   Small & Mid Cap Value Portfolio@
     Class 2.......................      $5.76          1.15%
     Class 3.......................      $6.26          1.25%
   International Growth and Income
     Portfolio@
     Class 1.......................      $5.21          1.04%
     Class 2.......................      $5.96          1.19%
     Class 3.......................      $6.46          1.29%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2006
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2006            2006            2006*            2006            2006
   -----------------------------------------------------------------------------------------------------------------
   Global Equities Portfolio
     Class 1.......................    $1,000.00        $1,021.92        $ 4.56         $1,000.00        $1,020.28
     Class 2.......................    $1,000.00        $1,021.29        $ 5.31         $1,000.00        $1,019.54
     Class 3.......................    $1,000.00        $1,020.63        $ 5.81         $1,000.00        $1,019.04
   International Diversified
     Equities Portfolio
     Class 1.......................    $1,000.00        $1,028.82        $ 4.78         $1,000.00        $1,020.08
     Class 2.......................    $1,000.00        $1,028.97        $ 5.53         $1,000.00        $1,019.34
     Class 3.......................    $1,000.00        $1,027.93        $ 6.03         $1,000.00        $1,018.84
   Emerging Markets Portfolio@
     Class 1.......................    $1,000.00        $  956.52        $ 6.74         $1,000.00        $1,017.90
     Class 2.......................    $1,000.00        $  955.29        $ 6.98         $1,000.00        $1,017.65
     Class 3.......................    $1,000.00        $  955.21        $ 7.76         $1,000.00        $1,016.86
   Foreign Value Portfolio@
     Class 2.......................    $1,000.00        $1,051.95        $ 5.55         $1,000.00        $1,019.39
     Class 3.......................    $1,000.00        $1,051.39        $ 6.05         $1,000.00        $1,018.89

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2006*          2006*
   --------------------------------  ---------------------------
   Global Equities Portfolio
     Class 1.......................      $4.56          0.91%
     Class 2.......................      $5.31          1.06%
     Class 3.......................      $5.81          1.16%
   International Diversified
     Equities Portfolio
     Class 1.......................      $4.76          0.95%
     Class 2.......................      $5.51          1.10%
     Class 3.......................      $6.01          1.20%
   Emerging Markets Portfolio@
     Class 1.......................      $6.95          1.39%
     Class 2.......................      $7.20          1.44%
     Class 3.......................      $8.00          1.60%
   Foreign Value Portfolio@
     Class 2.......................      $5.46          1.09%
     Class 3.......................      $5.96          1.19%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2006" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2006" and the "Expense Ratios" would have been lower.
    @ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                        ACTUAL                                        HYPOTHETICAL
                                    ----------------------------------------------   ----------------------------------------------
                                                                                                         ENDING
                                                                                                      ACCOUNT VALUE
                                                        ENDING       EXPENSES PAID                       USING A      EXPENSES PAID
                                                     ACCOUNT VALUE    DURING THE                      HYPOTHETICAL     DURING THE
                                      BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT         ENDED
                                    AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,        JULY 31,
   PORTFOLIO                             2006            2006            2006*            2006            2006            2006*
   --------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Portfolio
     Class 1......................    $1,000.00        $1,015.06        $ 3.50         $1,000.00        $1,021.32         $3.51
     Class 2......................    $1,000.00        $1,013.92        $ 4.24         $1,000.00        $1,020.58         $4.26
     Class 3......................    $1,000.00        $1,013.36        $ 4.74         $1,000.00        $1,020.08         $4.76
   Telecom Utility Portfolio
     Class 1......................    $1,000.00        $1,074.07        $ 4.63         $1,000.00        $1,020.33         $4.51
     Class 2......................    $1,000.00        $1,073.06        $ 5.40         $1,000.00        $1,019.59         $5.26
     Class 3......................    $1,000.00        $1,072.05        $ 5.91         $1,000.00        $1,019.09         $5.76
   Growth-Income Portfolio
     Class 1......................    $1,000.00        $  940.82        $ 2.94         $1,000.00        $1,021.77         $3.06
     Class 2......................    $1,000.00        $  939.99        $ 3.66         $1,000.00        $1,021.03         $3.81
     Class 3......................    $1,000.00        $  939.52        $ 4.14         $1,000.00        $1,020.53         $4.31
   Federated American Leaders
     Portfolio
     Class 1......................    $1,000.00        $1,012.25        $ 3.64         $1,000.00        $1,021.17         $3.66
     Class 2......................    $1,000.00        $1,011.11        $ 4.39         $1,000.00        $1,020.43         $4.41
     Class 3......................    $1,000.00        $1,010.53        $ 4.89         $1,000.00        $1,019.93         $4.91
   Davis Venture Value Portfolio
     Class 1......................    $1,000.00        $1,023.64        $ 3.81         $1,000.00        $1,021.03         $3.81
     Class 2......................    $1,000.00        $1,022.64        $ 4.56         $1,000.00        $1,020.28         $4.56
     Class 3......................    $1,000.00        $1,021.99        $ 5.06         $1,000.00        $1,019.79         $5.06


                                      EXPENSE
                                    RATIO AS OF
                                     JULY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   MFS Total Return Portfolio
     Class 1......................     0.70%
     Class 2......................     0.85%
     Class 3......................     0.95%
   Telecom Utility Portfolio
     Class 1......................     0.90%
     Class 2......................     1.05%
     Class 3......................     1.15%
   Growth-Income Portfolio
     Class 1......................     0.61%
     Class 2......................     0.76%
     Class 3......................     0.86%
   Federated American Leaders
     Portfolio
     Class 1......................     0.73%
     Class 2......................     0.88%
     Class 3......................     0.98%
   Davis Venture Value Portfolio
     Class 1......................     0.76%
     Class 2......................     0.91%
     Class 3......................     1.01%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2006
                                                                     (unaudited)

                                                        ACTUAL                                        HYPOTHETICAL
                                    ----------------------------------------------   ----------------------------------------------
                                                                                                         ENDING
                                                                                                      ACCOUNT VALUE
                                                        ENDING       EXPENSES PAID                       USING A      EXPENSES PAID
                                                     ACCOUNT VALUE    DURING THE                      HYPOTHETICAL     DURING THE
                                      BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT         ENDED
                                    AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,        JULY 31,
   PORTFOLIO                             2006            2006            2006*            2006            2006            2006*
   --------------------------------------------------------------------------------------------------------------------------------
   "Dogs" of Wall Street Portfolio
     Class 1......................    $1,000.00        $1,046.29        $ 3.60         $1,000.00        $1,021.27         $3.56
     Class 2......................    $1,000.00        $1,045.37        $ 4.36         $1,000.00        $1,020.53         $4.31
     Class 3......................    $1,000.00        $1,044.44        $ 4.87         $1,000.00        $1,020.03         $4.81
   Alliance Growth Portfolio
     Class 1......................    $1,000.00        $  859.25        $ 3.00         $1,000.00        $1,021.57         $3.26
     Class 2......................    $1,000.00        $  858.63        $ 3.69         $1,000.00        $1,020.83         $4.01
     Class 3......................    $1,000.00        $  858.01        $ 4.15         $1,000.00        $1,020.33         $4.51
   Goldman Sachs Research
     Portfolio
     Class 1......................    $1,000.00        $1,015.09        $ 6.40         $1,000.00        $1,018.45         $6.41
     Class 2......................    $1,000.00        $1,015.19        $ 7.15         $1,000.00        $1,017.70         $7.15
     Class 3......................    $1,000.00        $1,015.23        $ 7.64         $1,000.00        $1,017.21         $7.65
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1......................    $1,000.00        $  992.16        $ 3.80         $1,000.00        $1,020.98         $3.86
     Class 2......................    $1,000.00        $  991.37        $ 4.54         $1,000.00        $1,020.23         $4.61
     Class 3......................    $1,000.00        $  991.36        $ 5.04         $1,000.00        $1,019.74         $5.11
   Putnam Growth: Voyager
     Portfolio
     Class 1......................    $1,000.00        $  922.58        $ 3.86         $1,000.00        $1,020.78         $4.06
     Class 2......................    $1,000.00        $  921.84        $ 4.57         $1,000.00        $1,020.03         $4.81
     Class 3......................    $1,000.00        $  921.64        $ 5.05         $1,000.00        $1,019.54         $5.31
   Blue Chip Growth Portfolio
     Class 1......................    $1,000.00        $  947.45        $ 4.06         $1,000.00        $1,020.63         $4.21
     Class 2......................    $1,000.00        $  945.95        $ 4.78         $1,000.00        $1,019.89         $4.96
     Class 3......................    $1,000.00        $  945.86        $ 5.26         $1,000.00        $1,019.39         $5.46
   MFS Mid-Cap Growth Portfolio
     Class 1......................    $1,000.00        $  899.29        $ 3.77         $1,000.00        $1,020.83         $4.01
     Class 2......................    $1,000.00        $  898.57        $ 4.47         $1,000.00        $1,020.08         $4.76
     Class 3......................    $1,000.00        $  898.25        $ 4.94         $1,000.00        $1,019.59         $5.26
   Aggressive Growth Portfolio
     Class 1......................    $1,000.00        $  931.95        $ 3.69         $1,000.00        $1,020.98         $3.86
     Class 2......................    $1,000.00        $  930.80        $ 4.40         $1,000.00        $1,020.23         $4.61
     Class 3......................    $1,000.00        $  930.56        $ 4.88         $1,000.00        $1,019.74         $5.11
   Marsico Growth Portfolio
     Class 1......................    $1,000.00        $  928.97        $ 4.35         $1,000.00        $1,020.28         $4.56
     Class 2......................    $1,000.00        $  927.78        $ 5.07         $1,000.00        $1,019.54         $5.31
     Class 3......................    $1,000.00        $  927.55        $ 5.54         $1,000.00        $1,019.04         $5.81
   Technology Portfolio
     Class 1......................    $1,000.00        $  846.43        $ 5.17         $1,000.00        $1,019.19         $5.66
     Class 2......................    $1,000.00        $  848.92        $ 5.87         $1,000.00        $1,018.45         $6.41
     Class 3......................    $1,000.00        $  848.38        $ 6.37         $1,000.00        $1,017.90         $6.95


                                      EXPENSE
                                    RATIO AS OF
                                     JULY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   "Dogs" of Wall Street Portfolio
     Class 1......................     0.71%
     Class 2......................     0.86%
     Class 3......................     0.96%
   Alliance Growth Portfolio
     Class 1......................     0.65%
     Class 2......................     0.80%
     Class 3......................     0.90%
   Goldman Sachs Research
     Portfolio
     Class 1......................     1.28%
     Class 2......................     1.43%
     Class 3......................     1.53%
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1......................     0.77%
     Class 2......................     0.92%
     Class 3......................     1.02%
   Putnam Growth: Voyager
     Portfolio
     Class 1......................     0.81%
     Class 2......................     0.96%
     Class 3......................     1.06%
   Blue Chip Growth Portfolio
     Class 1......................     0.84%
     Class 2......................     0.99%
     Class 3......................     1.09%
   MFS Mid-Cap Growth Portfolio
     Class 1......................     0.80%
     Class 2......................     0.95%
     Class 3......................     1.05%
   Aggressive Growth Portfolio
     Class 1......................     0.77%
     Class 2......................     0.92%
     Class 3......................     1.02%
   Marsico Growth Portfolio
     Class 1......................     0.91%
     Class 2......................     1.06%
     Class 3......................     1.16%
   Technology Portfolio
     Class 1......................     1.13%
     Class 2......................     1.28%
     Class 3......................     1.39%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2006
                                                                     (unaudited)

                                                        ACTUAL                                        HYPOTHETICAL
                                    ----------------------------------------------   ----------------------------------------------
                                                                                                         ENDING
                                                                                                      ACCOUNT VALUE
                                                        ENDING       EXPENSES PAID                       USING A      EXPENSES PAID
                                                     ACCOUNT VALUE    DURING THE                      HYPOTHETICAL     DURING THE
                                      BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT         ENDED
                                    AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,        JULY 31,
   PORTFOLIO                             2006            2006            2006*            2006            2006            2006*
   --------------------------------------------------------------------------------------------------------------------------------
   Small & Mid Cap Value
     Class 2......................    $1,000.00        $  979.42        $ 5.50         $1,000.00        $1,019.24         $5.61
     Class 3......................    $1,000.00        $  978.82        $ 5.99         $1,000.00        $1,018.74         $6.11
   International Growth & Income
     Portfolio
     Class 1......................    $1,000.00        $1,048.15        $ 5.18         $1,000.00        $1,019.74         $5.11
     Class 2......................    $1,000.00        $1,048.08        $ 5.94         $1,000.00        $1,018.99         $5.86
     Class 3......................    $1,000.00        $1,047.42        $ 6.45         $1,000.00        $1,018.50         $6.36
   Emerging Markets Portfolio
     Class 1......................    $1,000.00        $  956.52        $ 6.26         $1,000.00        $1,018.40         $6.46
     Class 2......................    $1,000.00        $  955.29        $ 6.50         $1,000.00        $1,018.15         $6.71
     Class 3......................    $1,000.00        $  955.21        $ 7.32         $1,000.00        $1,017.31         $7.55
   Foreign Value
     Class 2......................    $1,000.00        $1,051.95        $ 5.49         $1,000.00        $1,019.44         $5.41
     Class 3......................    $1,000.00        $1,051.39        $ 6.00         $1,000.00        $1,018.94         $5.91


                                      EXPENSE
                                    RATIO AS OF
                                     JULY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   Small & Mid Cap Value
     Class 2......................     1.12%
     Class 3......................     1.22%
   International Growth & Income
     Portfolio
     Class 1......................     1.02%
     Class 2......................     1.17%
     Class 3......................     1.27%
   Emerging Markets Portfolio
     Class 1......................     1.29%
     Class 2......................     1.34%
     Class 3......................     1.51%
   Foreign Value
     Class 2......................     1.08%
     Class 3......................     1.18%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Columbia Management Advisors, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Finance Services...............................  23.6%
      Multi-Industry.................................  22.0
      Business Services..............................  21.9
      Securities Holding Companies...................  19.4
      Banks..........................................   5.2
      Real Estates Companies.........................   4.5
      Municipalities.................................   3.0
                                                       ----
                                                       99.6%
                                                       ====
      Weighted average days to maturity          55.7 days

      CREDIT QUALITY#+
      A-1+..........................................   24.8%
      AAA...........................................   15.8
      A-1...........................................   22.3
      AA............................................    7.1
      A.............................................    2.0
      Not rated@....................................   28.0
                                                      -----
                                                      100.0%
                                                      =====

    -------------------

      *    Calculated as a percentage of net assets.
      @    Represents debt issues that either have no
           rating, or the rating is unavailable from the
           data source.
      +    Source Standard and Poors
      #    Calculated as a percentage of total debt issues,
           including short term securities.

---------------------
    8

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Columbia Management Advisors, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 99.6%                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 0.6%
                       Florabama Properties LLC 5.60% due 8/04/06
                         (LOC-South Trust Bank)(1)(2)..............................  $ 2,315,000   $  2,315,000
                       James O. Lunceford Gardner Holding Co., Inc. 5.60% due
                         8/04/06
                         (LOC-South Trust Bank)(1)(2)..............................      650,000        650,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $2,965,565).............                   2,965,000
                                                                                                   -------------
                       COMMERCIAL PAPER -- 53.9%
                       Capital One Financial Corp. 5.30% due 8/07/06...............   20,000,000     19,982,333
                       Citius I Funding LLC 6.01% due 8/08/06......................   20,000,000     19,979,564
                       Compass Securitization LLC 5.29% due 8/09/06................   16,735,000     16,715,327
                       Concord Minuteman Capital Co. 5.42% due 11/13/06............    7,000,000      6,889,890
                       Crown Point Capital Co. 5.22% due 8/08/06...................    5,000,000      4,956,750
                       Cullinan Finance, Ltd. 5.63% due 8/10/06....................   10,966,000     10,952,128
                       Grampian Funding, Ltd. 5.43% due 12/11/06...................    7,000,000      6,860,424
                       Greyhawk Capital Corp. 7.06% due 12/08/06...................   11,500,000     11,275,991
                       Greyhawk Capital Corp. 5.29% due 8/04/06....................   10,000,000      9,995,592
                       Ivory Funding Corp. 7.98% due 8/03/06.......................    9,000,000      8,997,340
                       KKR Pacific Funding Trust 7.08% due 8/04/06.................    9,000,000      8,996,018
                       Lexington Parker Capital 5.42% due 11/13/06.................    7,000,000      6,889,890
                       Millstone Funding Ltd. 5.29% due 8/07/06....................   10,000,000      9,991,183
                       New Center Asset Trust 7.07% due 8/04/06....................   20,000,000     19,991,167
                       Rams Funding II LLC 5.39% due 8/22/06.......................   20,000,000     19,937,117
                       Rhineland Funding Capital 5.46% due 9/11/06.................    5,000,000      4,969,819
                       Silver Tower US Funding LLC 5.29% due 8/09/06...............   16,500,000     16,480,603
                       Sunbelt Funding Corp. 5.30% due 8/04/06.....................   20,000,000     19,991,167
                       Sydney Capital Corp., Inc. 5.71% due 8/18/06................   20,000,000     19,949,189
                       Thornburg Mtg. Capital 5.64% due 8/23/06....................   20,000,000     19,934,244
                       Wells Fargo Bank NA 4.79% due 1/18/07.......................    6,000,000      5,977,621
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $269,798,013)..................                 269,713,357
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 26.8%
                       CC USA, Inc. 5.35% due 8/15/06*(3)..........................    5,000,000      5,000,000
                       Goldman Sachs Group, Inc. 5.60% due 9/29/06.................   10,000,000     10,012,500
                       Harrier Finance Funding US LLC 5.36% due 05/04/07*(3).......    8,000,000      8,000,000
                       Harrier Finance Funding US LLC 5.37% due 02/22/07*(3).......    7,000,000      7,000,000
                       Jupiter Securitization Corp. 5.28% due 8/09/06..............   20,000,000     19,976,533
                       Lehman Brothers Holdings, Inc. 4.47% due 8/01/06............   10,000,000     10,000,000
                       Lexington Parker Capital Corp. 5.14% due 9/22/06............    5,000,000      5,000,000
                       Links Finance LLC 5.47% due 04/02/07*(3)....................   12,000,000     12,000,000
                       Premier Asset Collateral LLC 5.48% due 01/16/07*(3).........    5,000,000      5,000,000
                       Sedna Finance, Inc. 5.33% due 10/16/06*(3)..................    5,000,000      5,000,000
                       Sigma Finance, Inc. 5.36% due 03/16/07*(3)..................   17,000,000     17,000,000
                       Whistlejacket Capital LLC 5.35% due 10/27/06*(3)............   15,000,000     15,000,000
                       White Pine Finance LLC 5.34% due 10/25/06*(3)...............   15,000,000     15,000,000
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $133,980,673)........                 133,989,033
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 3.0%
                       Texas State Veterans Housing 5.31% due 8/02/06
                         (LOC-Dexia Credit Local)(2)...............................  $ 5,220,000   $  5,220,000
                       Texas State Veterans Housing Funding, Class B-2 5.30% due
                         8/02/06
                         (LOC-Depfa Bank PLC)(2)...................................   10,000,000     10,000,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $15,220,000)....................                  15,220,000
                                                                                                   -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost
                         $421,964,251).............................................                 421,887,390
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 15.3%
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 5.15% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $76,857,993 and collateralized
                         by $10,080,000 of United States Treasury Bonds, bearing
                         interest at 10.38% due 11/15/12 and $66,510,000 of United
                         States Treasury Notes, bearing interest at 5.13% due
                         06/30/11 having a combined approximate value of
                         $78,386,513 (cost $76,847,000)............................   76,847,000     76,847,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost: $498,811,251)@                          99.6%                       498,734,390
                       Other assets less liabilities --                  0.4                          2,140,121
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $500,874,511
                                                                       ======                      =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $89,000,000 representing 17.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 1.
              (2) Variable rate security -- the rate reflected is as of July 31,
                  2006; maturity date reflects next reset date.
              (3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2006.
              LOC -- Letter of Credit

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services...........................   17.2%
      U.S. Treasury Bills..........................   11.1
      Broadcasting & Media.........................    7.1
      Banks........................................    6.9
      Telecommunications...........................    4.9
      Energy Services..............................    4.6
      Metals & Minerals............................    3.1
      Leisure & Tourism............................    3.0
      Energy Sources...............................    2.9
      Gas & Pipeline Utilities.....................    2.9
      Time Deposit.................................    2.8
      Business Services............................    2.7
      Insurance....................................    2.7
      Electric Utilities...........................    2.6
      Forest Products..............................    2.4
      Aerospace & Military Technology..............    2.3
      Retail.......................................    2.0
      Food, Beverage & Tobacco.....................    1.8
      Automotive...................................    1.7
      Foreign Government Bonds.....................    1.4
      Health Services..............................    1.3
      Pharmaceuticals..............................    1.3
      Transportation...............................    1.2
      Telephone....................................    1.1
      Machinery....................................    1.0
      Real Estate Investment Trusts................    1.0
      Chemicals....................................    0.9
      Household Products...........................    0.7
      Computer Software............................    0.6
      Drugs........................................    0.6
      Education....................................    0.6
      Electronics..................................    0.6
      Computers & Business Equipment...............    0.5

      INDUSTRY ALLOCATION* (continued)
      Housing......................................    0.5
      Diversified Services.........................    0.4
      Medical Products.............................    0.4
      Entertainment Products.......................    0.3
      Computer Services............................    0.2
      Real Estate Companies........................    0.2
      Building Materials...........................    0.2
      Apparel & Textiles...........................    0.1
      Internet Content.............................    0.1
      U.S. Government Agencies.....................    0.1
      Utilities....................................    0.1
      Municipal Bonds..............................    0.1
                                                     -----
                                                     100.2%
                                                     =====

      CREDIT QUALITY+#
      Government -- Agency.........................       0.1%
      Government -- Treasury.......................      11.5
      AAA..........................................       3.9
      AA...........................................       6.1
      A............................................      21.7
      BBB..........................................      34.2
      BB...........................................       6.5
      B............................................      11.8
      CCC..........................................       3.3
      Not Rated@...................................       0.9
                                                      -------
                                                        100.0%
                                                      =======

    -------------------

      *    Calculated as a percentage of net assets.
      @    Represents debt issues that either have no
           rating, or the rating is unavailable from the
           data source.
      +    Source: Standard and Poor's.
      #    Calculated as a percentage of total debt issues,
           excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES -- 0.0%                                 AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       Residential Asset Mtg. Products, Inc., Series 2003-RS11-AIIB
                         5.72% due 12/25/33(6).....................................  $     4,074   $      4,075
                       Residential Asset Securities Corp., Series 2003-KS11 AIIB
                         2.48% due 01/25/34(6).....................................       15,835         15,838
                       SMFC Trust, Series 1997-A-B14 6.87% due
                         01/28/27*(2)(5)(8)........................................        9,847          7,779
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $29,035)................                      27,692
                                                                                                   -------------

                       BONDS & NOTES -- 83.2%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.2%
                       Apparel & Textiles -- 0.1%
                       Invista 9.25% due 05/01/12*.................................      350,000        364,875
                       Pillowtex Corp. 9.00% due 12/15/07+(1)(2)(7)(10)............       75,000              0
                       Pillowtex Corp. 10.00% due 11/15/06+(1)(2)(7)(10)...........      175,000              0
                       Warnaco, Inc. 8.88% due 06/15/13............................      250,000        255,313



                       Automotive -- 1.7%
                       Advanced Accessory Systems LLC 10.75% due 06/15/11..........      275,000        282,562
                       American Tire Distributors, Inc. 10.75% due 04/01/13........      250,000        229,375
                       AutoNation, Inc. 7.00% due 04/15/14.........................       75,000         74,250
                       AutoNation, Inc. 7.51% due 10/15/06.........................       75,000         75,750
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........      500,000        375,000
                       DaimlerChrysler NA Holdings Corp. 4.88% due 06/15/10........    1,750,000      1,686,179
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........    2,500,000      2,527,008
                       Ford Motor Co. 7.45% due 07/16/31...........................      700,000        514,500
                       General Motors Corp. 7.13% due 07/15/13.....................      200,000        170,000
                       General Motors Corp. 7.20% due 01/15/11.....................    1,000,000        887,500
                       General Motors Corp. 8.38% due 07/15/33.....................      300,000        246,000
                       General Motors Corp. 9.45% due 11/01/11.....................      250,000        228,125
                       Nationsrent, Inc. 9.50% due 10/15/10........................      375,000        407,415
                       Stanadyne Corp. 10.00% due 08/15/14.........................      275,000        264,000
                       Stanadyne Holdings, Inc. 12.00% due 02/15/15(4).............      175,000         97,125
                       Tenneco Automotive, Inc. 8.63% due 11/15/14.................      200,000        198,500
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................      200,000        212,500
                       TRW Automotive, Inc. 11.00% due 02/15/13....................      300,000        327,750
                       United Components, Inc. 9.38% due 06/15/13..................      375,000        368,906



                       Housing -- 0.5%
                       Brand Services, Inc. 12.00% due 10/15/12....................      425,000        479,731
                       Masco Corp. 5.88% due 07/15/12..............................    1,600,000      1,576,408
                       Norcraft Holdings LP 9.75% due 09/01/12(4)..................      525,000        422,625



                       Retail -- 1.9%
                       Baker & Taylor, Inc. 11.50% due 07/01/13....................      325,000        325,000
                       Church & Dwight, Inc. 6.00% due 12/15/12....................      325,000        303,469
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      175,000        172,375
                       CVS Corp. 5.30% due 01/11/27*...............................      837,462        781,294

---------------------
    12

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       NxDa Lite Screen Co., Inc. 9.50% due 05/15/11...............  $   250,000   $    263,125
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      225,000        216,562
                       Home Depot, Inc. 5.40% due 03/01/16.........................    1,070,000      1,040,375
                       J.C. Penney Co., Inc. 9.00% due 08/01/12....................      276,000        318,524
                       Jitney-Jungle Stores of America, Inc. 10.38% due
                         09/15/07+(2)(7)...........................................      125,000              0
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................      400,000        362,000
                       Safety Products Holdings, Inc. 11.75% due 01/01/12*(3)......      380,222        391,629
                       Target Corp. 5.88% due 03/01/12.............................      600,000        610,195
                       Target Corp. 5.88% due 07/15/16.............................      770,000        777,765
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................      193,000        202,167
                       U.S. Office Products Co. 9.75% due 06/15/08+(2)(7)..........      300,000              0
                       Wal Mart Stores, Inc. 4.13% due 02/15/11....................    3,500,000      3,320,380
                       Wal Mart Stores, Inc. 5.25% due 09/01/35....................      720,000        643,382
                                                                                                   -------------
                                                                                                     21,999,639
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.5%
                       Food, Beverage & Tobacco -- 1.8%
                       Agrilink Foods, Inc. 11.88% due 11/01/08....................      125,000        127,344
                       Altria Group, Inc. 5.63% due 11/04/08.......................      675,000        676,110
                       Altria Group, Inc. 7.00% due 11/04/13.......................      500,000        536,999
                       ASG Consolidated LLC 11.50% due 11/01/11(4).................      600,000        507,000
                       B&G Foods Holding Corp. 8.00% due 10/01/11..................      550,000        551,375
                       Bottling Group LLC 5.50% due 04/01/16.......................    1,210,000      1,181,586
                       Constellation Brands, Inc., Series B 8.00% due 02/15/08.....      300,000        305,250
                       Cott Beverages, Inc. 8.00% due 12/15/11.....................      375,000        378,750
                       Dave & Buster's, Inc. 11.25% due 03/15/14*..................      200,000        192,000
                       Delaware Monte Corp. 6.75% due 02/15/15.....................      525,000        489,562
                       Eagle Family Foods 8.75% due 01/15/08.......................      175,000        138,250
                       Kellogg Co. 7.45% due 04/01/31..............................    2,000,000      2,305,138
                       Landrys Restaurants, Inc. 7.50% due 12/15/14................      350,000        324,625
                       Michael Foods, Inc. 8.00% due 11/15/13......................      450,000        444,375
                       Nebco Evans Holding Co. 12.37% due 07/15/07+(2)(7)..........      125,000              0
                       Pierre Foods, Inc. 9.88% due 07/15/12.......................      375,000        378,750
                       Reddy Ice Holdings, Inc. 10.50% due 11/01/12(4).............      500,000        422,500
                       Reynolds American, Inc. 7.75% due 06/01/18..................      375,000        381,061



                       Household Products -- 0.7%
                       American Achievement Corp. 8.25% due 04/01/12...............      125,000        123,281
                       American Achievement Corp. 12.75% due 10/01/12..............      100,000        101,500
                       American Greetings Corp. 7.38% due 06/01/16.................      200,000        200,000
                       Ames True Temper, Inc. 10.00% due 07/15/12..................      325,000        273,000
                       Jostens Holding Corp. 10.25% due 12/01/13(4)................    1,075,000        849,250
                       Norcraft Cos. LP 9.00% due 11/01/11.........................      125,000        127,500
                       Nutro Products, Inc. 10.75% due 04/15/14*...................      250,000        260,625
                       Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13.....      500,000        506,250
                       Playtex Products, Inc. 9.38% due 06/01/11...................      575,000        600,156
                       Sealy Mattress Co. 8.25% due 06/15/14.......................      200,000        200,000
                       Spectrum Brands, Inc. 7.38% due 02/01/15....................      367,000        276,168
                       Visant Holding Corp. 8.75% due 12/01/13.....................      425,000        406,938
                                                                                                   -------------
                                                                                                     13,265,343
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Boston University 7.63% due 07/15/97........................    2,000,000      2,232,668
                       Education Management LLC 10.25% due 06/01/16................      300,000        302,250
                       Knowledge Learning Corp. 7.75% due 02/01/05*................      700,000        644,000
                                                                                                   -------------
                                                                                                      3,178,918
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       NxENERGY -- 3.0%
                       Energy Services -- 2.3%
                       Alliant Techsystems, Inc. 6.75% due 04/01/16................  $   275,000   $    266,750
                       Atlas Pipeline Partners LP 8.13% due 12/15/15*..............      200,000        201,500
                       CMS Energy Corp. 7.50% due 01/15/09.........................      275,000        279,813
                       ConocoPhillips 5.50% due 04/15/13...........................    2,460,000      2,452,391
                       El Paso Production Holding Co. 7.75% due 06/01/13...........      375,000        381,094
                       FirstEnergy Corp. 5.50% due 11/15/06........................       90,000         89,967
                       FirstEnergy Corp. 6.45% due 11/15/11........................    2,500,000      2,569,677
                       FPL Energy National Wind 6.13% due 03/25/19*................      117,738        115,125
                       Holly Energy Partners LP 6.25% due 03/01/15.................      625,000        571,875
                       MidAmerican Energy Co. 4.65% due 10/01/14...................      800,000        741,337
                       MidAmerican Energy Co. 6.75% due 12/30/31...................      750,000        794,407
                       PSEG Energy Holdings, Inc. 10.00% due 10/01/09..............      600,000        648,000
                       PSEG Power LLC 7.75% due 04/15/11...........................    1,750,000      1,882,685
                       Range Resources Corp. 6.38% due 03/15/15....................      475,000        450,063
                       Range Resources Corp. 7.38% due 07/15/13....................      125,000        125,781
                       Semgroup LP/Semgroup Finance Corp. 8.75% due 11/15/15*......      350,000        351,750



                       Energy Sources -- 0.7%
                       ANR Pipeline Co. 8.88% due 03/15/10.........................       50,000         52,838
                       Basic Energy Services, Inc. 7.13% due 04/15/16*.............      275,000        256,437
                       Chesapeake Energy Corp. 6.88% due 11/15/20..................      600,000        562,500
                       Hilcorp Energy I LP 9.00% due 06/01/16......................      150,000        155,250
                       Pemex Project Funding Master Trust 5.75% due 12/15/15*......      225,000        214,354
                       Pioneer Natural Resources Co. 6.88% due 05/01/18............      375,000        364,266
                       Pogo Producing Co. 6.63% due 03/15/15.......................      100,000         94,500
                       Valero Energy Corp. 7.50% due 04/15/32......................    1,750,000      1,962,212
                                                                                                   -------------
                                                                                                     15,584,572
                                                                                                   -------------
                       FINANCE -- 25.4%
                       Banks -- 6.5%
                       ABN AMRO Holding NV 7.30% due 12/01/26......................      500,000        502,350
                       Banc One Corp. 8.00% due 04/29/27...........................      460,000        546,168
                       Bank of America Corp. 5.38% due 06/15/14....................    5,000,000      4,901,225
                       City National Bank 6.38% due 01/15/08.......................    1,225,000      1,238,606
                       Colonial Bank National Assoc. 6.38% due 12/01/15............    1,236,000      1,239,424
                       Hudson United Bank 7.00% due 05/15/12.......................    1,000,000      1,059,744
                       M&I Marshall & Ilsley Bank 4.40% due 03/15/10...............    2,500,000      2,420,402
                       PNC Funding Corp. 7.50% due 11/01/09........................    1,710,000      1,808,371
                       Popular North America, Inc. 5.65% due 04/15/09..............    1,200,000      1,196,285
                       Riggs Capital 8.63% due 12/31/26............................      650,000        684,075
                       Sovereign Bancorp, Inc. 4.80% due 09/01/10*.................    2,130,000      2,056,749
                       State Street Bank & Trust Co. 5.30% due 01/15/16............      770,000        744,864
                       US Bank NA 4.95% due 10/30/14...............................    3,690,000      3,491,670
                       Wachovia Bank NA 4.80% due 11/01/14.........................    2,000,000      1,867,734
                       Wachovia Bank NA 4.88% due 02/01/15.........................    1,350,000      1,263,723
                       Wachovia Corp. 5.63% due 12/15/08...........................    2,000,000      2,007,304
                       Wells Fargo Bank NA 6.45% due 02/01/11......................    5,000,000      5,191,520
                       Zions Bancorp 5.50% due 11/16/15............................    1,490,000      1,436,303



                       Financial Services -- 16.2%
                       125 Home Loan Owner Trust 9.26% due 02/15/29*(2)............      104,727        104,727
                       AAC Group Holding Corp. 10.25% due 10/01/12(4)..............      500,000        392,500
                       ALH Finance LLC 8.50% due 01/15/13..........................      575,000        560,625
                       American Express Co. 4.75% due 06/17/09.....................    4,000,000      3,931,128
                       American Express Co. 4.88% due 07/15/13.....................      600,000        576,322
                       American Real Estate Partners 7.13% due 02/15/13............      325,000        319,313
                       AMR HoldCo, Inc. 10.00% due 02/15/15........................      200,000        207,000
                       Army Hawaii Family Housing Trust Certificates 5.52% due
                         06/15/50*.................................................      790,000        742,102
                       Astoria Financial Corp. 5.75% due 10/15/12..................    1,700,000      1,692,799

---------------------
    14

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       NxBCP Crystal US Holdings Corp. 9.63% due 06/15/14..........  $   225,000   $    241,594
                       Bear Stearns & Co., Inc. 3.25% due 03/25/09.................    1,400,000      1,324,536
                       Bear Stearns & Co., Inc. 5.70% due 11/15/14.................    1,500,000      1,483,542
                       Capital One Financial Corp. 7.13% due 08/01/08..............    4,000,000      4,105,236
                       Citigroup, Inc. 5.13% due 02/14/11..........................    3,000,000      2,957,709
                       Couche Tard United States LP 7.50% due 12/15/13.............      625,000        623,437
                       Duke Capital Corp. 6.25% due 02/15/13.......................    1,205,000      1,212,648
                       FMR Corp. 7.57% due 06/15/29*...............................    2,200,000      2,596,123
                       Ford Motor Credit Co. 6.50% due 01/25/07....................    5,000,000      4,996,270
                       Ford Motor Credit Co. 7.25% due 10/25/11....................    1,375,000      1,248,804
                       Franklin Resources, Inc. 3.70% due 04/15/08.................      500,000        485,364
                       General Electric Capital Corp. 3.75% due 12/15/09...........    1,000,000        949,257
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........      750,000        726,220
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........    4,440,000      4,354,321
                       Global Cash Finance Corp. 8.75% due 03/15/12................      260,000        274,950
                       Goldman Sachs Capital I 6.35% due 02/15/34..................    1,500,000      1,434,244
                       Goldman Sachs Group, Inc. 3.88% due 01/15/09................    1,750,000      1,686,195
                       Hexion United States Finance Corp. 9.00% due 07/15/14.......      475,000        485,687
                       HSBC Finance Capital Trust IX 5.91% due 11/30/15(9).........    2,500,000      2,435,542
                       HSBC Finance Corp. 4.75% due 04/15/10.......................      860,000        836,548
                       HSBC Finance Corp. 5.00% due 06/30/15.......................    3,070,000      2,879,574
                       Insurance Auto Auctions Inc. 11.00% due 04/01/13............      400,000        396,000
                       Ipayment, Inc. 9.75% due 05/15/14...........................      250,000        250,000
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................    6,200,000      5,904,713
                       J.P. Morgan Chase & Co. 6.38% due 02/15/08..................      500,000        506,668
                       Lehman Brothers Holdings, Inc. 7.88% due 08/15/10...........      250,000        270,817
                       MBIA Global Funding LLC 2.88% due 11/30/06*.................    2,100,000      2,080,411
                       MBIA, Inc. 6.63% due 10/01/28...............................      250,000        256,482
                       MBNA Corp. 7.50% due 03/15/12...............................    1,000,000      1,090,646
                       Merrill Lynch & Co., Inc. 5.45% due 07/15/14................    5,000,000      4,891,250
                       Morgan Stanley Group, Inc. 4.00% due 01/15/10...............    1,000,000        952,155
                       Morgan Stanley Group, Inc. 5.30% due 03/01/13...............    2,000,000      1,953,550
                       Nalco Finance Holdings LLC 9.00% due 02/01/14(4)............      183,000        139,995
                       NBC Aquisition Corp. 11.00% due 03/15/13(4).................      250,000        181,563
                       Nissan Motor Acceptance Corp. 5.63% due 03/14/11............    2,210,000      2,192,079
                       Nuveen Investments, Inc. 5.00% due 09/15/10.................      430,000        416,751
                       Nuveen Investments, Inc. 5.50% due 09/15/15.................      430,000        406,668
                       PC Financial Partnership 5.00% due 11/15/14.................    3,000,000      2,808,555
                       Rainbow National Services LLC 10.38% due 09/01/14*..........      300,000        335,250
                       Residential Capital Corp. 6.00% due 02/22/11................    1,400,000      1,373,803
                       Resolution Funding Corp. zero coupon due 01/15/21...........      640,000        297,508
                       Sensus Metering Systems, Inc. 8.63% due 12/15/13............      300,000        292,500
                       SLM Corp. 4.00% due 01/15/10................................    2,000,000      1,903,456
                       SLM Corp. 6.12% due 12/15/14(5).............................    3,230,000      3,167,629
                       Tyco International Group SA 4.44% due 06/15/07*.............      680,000        669,565
                       Universal City Development Partners 11.75% due 04/01/10.....      375,000        405,938
                       Universal City Florida Holding Co. 10.24% due 05/01/10(6)...      100,000        102,750
                       Vanguard Health Holding Company II LLC 9.00% due 10/01/14...      325,000        314,438
                       Verizon Global Funding Corp. 7.25% due 12/01/10.............    2,000,000      2,113,512
                       Visant Corp. 7.63% due 10/01/12.............................      400,000        387,500
                       Washington Mutual Bank 5.13% due 01/15/15...................    1,100,000      1,029,270
                       ZFS Finance USA Trust I 6.15% due 12/15/10*(9)..............    1,790,000      1,738,171



                       Insurance -- 2.7%
                       Berkshire Hathaway Finance Corp. 4.85% due 01/15/15.........    4,925,000      4,645,738
                       Delphi Funding LLC 9.31% due 03/25/27.......................      800,000        835,779
                       Horace Mann Educators Corp. 6.85% due 04/15/16..............      830,000        817,801
                       Liberty Mutual Group, Inc. 5.75% due 03/15/14*..............    1,750,000      1,661,560
                       Liberty Mutual Insurance 8.20% due 05/04/07*................    1,100,000      1,111,975

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       NxLife Re Capital Trust I 8.72% due 06/15/27*...............  $ 1,000,000   $    994,121
                       Pacific Life Corp. 6.60% due 09/15/33*......................    1,200,000      1,233,731
                       St. Paul Travelers Cos., Inc. 5.50% due 12/01/15............      250,000        238,852
                       Union Central Life Insurance Co. 8.20% due 11/01/26*........    1,250,000      1,342,877
                       USF&G Capital II, Series B 8.47% due 01/10/27...............      850,000        892,256
                       USF&G Capital III 8.31% due 07/01/46*.......................      250,000        279,794
                                                                                                   -------------
                                                                                                    132,404,911
                                                                                                   -------------
                       HEALTHCARE -- 3.5%
                       Drugs -- 0.5%
                       Leiner Health Products, Inc. 11.00% due 06/01/12............      225,000        212,063
                       Pharmacia Corp. 6.50% due 12/01/18..........................      740,000        791,161
                       Wyeth 5.50% due 02/01/14....................................    1,750,000      1,714,758



                       Health Services -- 1.3%
                       Aetna, Inc. 5.75% due 06/15/11..............................      410,000        410,932
                       Ameripath, Inc. 10.50% due 04/01/13.........................      550,000        578,875
                       Anthem, Inc. 6.80% due 08/01/12.............................    1,800,000      1,893,674
                       Concentra Operating Corp. 9.50% due 08/15/10................      375,000        389,062
                       CRC Health Corp. 10.75% due 02/01/16*.......................      350,000        355,250
                       HCA, Inc. 6.75% due 07/15/13................................      800,000        676,000
                       HCA, Inc. 7.50% due 11/06/33................................      275,000        211,063
                       HCA, Inc. 8.75% due 09/01/10................................      725,000        730,437
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15..............      200,000        194,000
                       Quest Diagnostics Inc. 5.45% due 11/01/15...................    1,460,000      1,399,511



                       Medical Products -- 0.4%
                       Accellent, Inc. 10.50% due 12/04/13.........................      325,000        334,750
                       Bio-Rad Laboratories, Inc. 6.13% due 12/15/14...............      150,000        138,750
                       CDRV Investors, Inc. 9.63% due 01/01/15(4)..................      800,000        566,000
                       Medtronic, Inc. 4.38% due 09/15/10..........................      860,000        825,965
                       Norcross Safety Products LLC 9.88% due 08/15/11.............      400,000        416,000



                       Pharmaceuticals -- 1.3%
                       Genentech, Inc. 4.75% due 07/15/15..........................    1,500,000      1,390,198
                       Omnicare, Inc. 6.88% due 12/15/15...........................      375,000        361,875
                       Pfizer, Inc. 4.50% due 02/15/14.............................    5,000,000      4,745,705
                                                                                                   -------------
                                                                                                     18,336,029
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.6%
                       Aerospace & Military Technology -- 2.3%
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15*..............    1,520,000      1,417,022
                       Boeing Co. 5.13% due 02/15/13...............................    1,000,000        976,369
                       Boeing Co. 8.75% due 09/15/31...............................      900,000      1,200,136
                       DRS Technologies, Inc. 6.63% due 02/01/16...................      450,000        433,125
                       K & F Acquisition, Inc. 7.75% due 11/15/14..................      225,000        221,062
                       L-3 Communications Corp. 6.13% due 01/15/14.................      800,000        766,000
                       L-3 Communications Corp. 6.38% due 10/15/15.................      175,000        168,000
                       Raytheon Co. 5.38% due 04/01/13.............................    6,750,000      6,632,766



                       Building Materials -- 0.2%
                       CRH America, Inc. 5.30% due 10/15/13........................      750,000        716,450
                       United States Concrete, Inc. 8.38% due 04/01/14.............      325,000        321,750



                       Business Services -- 2.7%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........      150,000        160,876
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........      350,000        368,375
                       Advanstar, Inc. 15.00% due 10/15/11(4)......................       75,000         78,375
                       Affinity Group, Inc. 9.00% due 02/15/12.....................      200,000        200,000
                       Affinity Group, Inc. 10.88% due 02/15/12(3).................      329,785        323,189

---------------------
    16

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........  $   500,000   $    531,250
                       Crystal US Holdings LLC 10.50% due 10/01/14(4)..............      829,000        646,620
                       Greif Brothers Corp. 8.88% due 08/01/12.....................      350,000        368,375
                       Imco Recycling, Inc. 10.38% due 10/15/10....................      350,000        382,375
                       Interline Brands, Inc. 8.13% due 06/15/14...................      175,000        176,313
                       Mobile Services Group, Inc. 9.75% due 08/01/14..............      200,000        202,500
                       National Mentor Holdings, Inc. 11.25% due 07/01/14..........      325,000        330,687
                       Nortek, Inc. 8.50% due 09/01/14.............................      175,000        163,625
                       Republic Services, Inc. 6.75% due 08/15/11..................      900,000        937,649
                       SGS International Inc. 12.00% due 12/15/13*.................      325,000        328,250
                       Smurfit-Stone Container Corp. 8.25% due 10/01/12............      325,000        307,125
                       USA Waste Services, Inc. 7.13% due 10/01/07.................    2,175,000      2,205,752
                       Waste Management, Inc. 7.38% due 08/01/10...................    5,000,000      5,302,735
                       Waste Management, Inc. 8.75% due 05/01/18...................      850,000        890,327
                       Machinery -- 0.8%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................      400,000        430,000
                       Briggs & Stratton Corp. 7.25% due 09/15/07..................      100,000        101,625
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      960,000      1,039,200
                       Case New Holland, Inc. 9.25% due 08/01/11...................      300,000        316,125
                       Clark Material Handling Co., Series D 10.75% due
                         11/15/06+(1)(2)(7)(10)....................................      100,000              0
                       Erico International Corp. 8.88% due 03/01/12................      275,000        281,875
                       Goodman Global Holdings, Inc. 8.33% due 06/15/12(6).........       90,000         90,225
                       Grant Prideco, Inc., Series B 6.13% due 08/15/15............       75,000         70,688
                       NTK Holdings, Inc. 10.75% due 03/01/14......................      225,000        157,500
                       Panolam Industries International, Inc. 10.75% due
                         10/01/13*.................................................      350,000        339,500
                       Tyco International Group SA 6.00% due 11/15/13..............    1,500,000      1,508,568
                       Multi-Industry -- 1.4%
                       Clean Harbors, Inc. 11.25% due 07/15/12.....................      179,000        201,375
                       Covalence Specialty Materials Corp. 10.25% due 03/01/16*....      500,000        486,250
                       General Electric Co. 5.00% due 02/01/13.....................    5,000,000      4,839,730
                       Goodman Global Holdings, Inc. 7.88% due 12/15/12............      250,000        231,875
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....      650,000        650,000
                       Koppers, Inc. 9.88% due 10/15/13............................      244,000        264,130
                       Superior Essex Communications LLC 9.00% due 04/15/12........      200,000        203,000
                       VWR International, Inc. 8.00% due 04/15/14..................      475,000        466,687
                       Transportation -- 1.2%
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% due 01/02/21........................................      425,732        470,205
                       Burlington Northern Santa Fe Corp. 4.88% due 01/15/15.......    1,100,000      1,035,553
                       Fedex Corp. 2.65% due 04/01/07..............................    2,250,000      2,204,010
                       Hertz Corp. 8.88% due 01/01/14*.............................      250,000        260,625
                       Hertz Corp. 10.50% due 01/01/16*............................      575,000        625,312
                       Holt Group, Inc. 9.75% due 01/15/06+(2)(7)(10)(12)..........      100,000              0
                       Norfolk Southern Corp. 6.75% due 02/15/11...................      295,000        308,279
                       Union Pacific Corp. 4.88% due 01/15/15......................    1,570,000      1,474,455
                                                                                                   -------------
                                                                                                     44,813,870
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 8.3%
                       Broadcasting & Media -- 5.5%
                       CBD Media LLC 8.63% due 06/01/11............................      300,000        294,750
                       CBD Media LLC 9.25% due 07/15/12............................      375,000        368,437
                       CCH I Holdings LLC 9.92% due 04/01/14.......................      159,000        101,760
                       Charter Communications Holdings I LLC 11.00% due 10/01/15...      207,000        185,783
                       Charter Communications Holdings II LLC 10.25% due
                         09/15/10..................................................      650,000        656,500
                       Clear Channel Communications, Inc. 3.13% due 02/01/07.......    2,500,000      2,467,287
                       Comcast Cable Communications, Inc. 6.88% due 06/15/09.......    1,000,000      1,033,059

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       OxComcast Cable Communications, Inc. 7.13% due 06/15/13.....  $ 5,000,000   $  5,278,075
                       Comcast Corp. 7.05% due 03/15/33............................      500,000        510,260
                       Cox Communications, Inc. 4.63% due 01/15/10.................    1,720,000      1,652,592
                       Cox Communications, Inc. 5.45% due 12/15/14.................    1,860,000      1,734,182
                       Cox Enterprises, Inc. 4.38% due 05/01/08*...................    1,000,000        975,236
                       CSC Holdings, Inc. 7.25% due 07/15/08.......................       75,000         75,469
                       CSC Holdings, Inc. 8.13% due 07/15/09.......................      475,000        486,281
                       Dex Media West LLC 9.88% due 08/15/13.......................      581,000        626,027
                       DirecTV Holdings LLC 6.38% due 06/15/15.....................      200,000        185,250
                       DirecTV Holdings LLC 8.38% due 03/15/13.....................      374,000        391,765
                       Echostar DBS Corp. 6.63% due 10/01/14.......................      550,000        530,750
                       HM Publishing Corp. 11.50% due 10/15/13(4)..................      300,000        248,250
                       Lamar Media Corp. 6.63% due 08/15/15........................      375,000        348,281
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............      175,000        186,375
                       News America Holdings, Inc. 8.00% due 10/17/16..............      650,000        734,785
                       News America Holdings, Inc. 9.25% due 02/01/13..............    1,000,000      1,174,992
                       News America, Inc. 7.63% due 11/30/28.......................    1,000,000      1,068,777
                       PRIMEDIA, Inc. 8.88% due 05/15/11...........................      225,000        214,313
                       Quebecor Media, Inc. 7.75% due 03/15/16.....................      300,000        294,750
                       Readers Digest Assoc., Inc. 6.50% due 03/01/11..............      350,000        339,063
                       Reed Elsevier Capital, Inc. 4.63% due 06/15/12..............    1,350,000      1,265,505
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,044,178
                       RH Donnelley Corp., Series A1 6.88% due 01/15/13............      525,000        476,438
                       RH Donnelley Corp., Series A2 6.88% due 01/15/13............      300,000        272,250
                       RH Donnelley Corp., Series A3 8.88% due 01/15/16............      325,000        323,781
                       RH Donnelley, Inc. 10.88% due 12/15/12......................      225,000        247,219
                       Sirius Satellite Radio, Inc. 9.63% due 08/01/13.............      225,000        210,375
                       Univision Communications, Inc. 3.50% due 10/15/07...........    1,200,000      1,160,852
                       Videotron Ltee 6.38% due 12/15/15...........................       75,000         68,250
                       WDAC Subsidiary Corp. 8.38% due 12/01/14*...................      750,000        746,250
                       XM Satellite Radio, Inc. 9.75% due 05/01/14*................      500,000        461,250



                       Entertainment Products -- 0.3%
                       Cinemark, Inc. 9.75% due 03/15/14(4)........................      650,000        510,250
                       International Speedway Corp. 4.20% due 04/15/09.............    1,300,000      1,252,471



                       Leisure & Tourism -- 2.5%
                       155 East Tropicana LLC 8.75% due 04/01/12...................      400,000        377,000
                       AMC Entertainment, Inc. 8.00% due 03/01/14..................      250,000        231,250
                       Boyd Gaming Corp. 8.75% due 04/15/12........................      275,000        287,375
                       Cinemark USA, Inc. 9.00% due 02/01/13.......................      200,000        209,500
                       Gaylord Entertainment Co. 6.75% due 11/15/14................      225,000        210,656
                       Herbst Gaming, Inc. 7.00% due 11/15/14......................      300,000        287,250
                       Host Marriott LP 7.13% due 11/01/13.........................      550,000        550,687
                       HRP Myrtle Beach Operations LLC 9.82% due 04/01/12*(6)......      225,000        227,250
                       Jacobs Entertainment, Inc. 9.75% due 06/15/14...............      200,000        199,000
                       Kerzner International, Ltd. 6.75% due 10/01/15..............      475,000        499,938
                       Magna Entertainment Corp. 7.25% due 12/15/09................      200,000        192,250
                       Majestic Star Casino LLC 9.50% due 10/15/10.................       75,000         77,625
                       Mandalay Resort Group 9.50% due 08/01/08....................      175,000        184,625
                       MGM Grand, Inc. 9.75% due 06/01/07..........................      425,000        436,156
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................      975,000        886,031
                       Motor Gaming Group, Inc. 9.00% due 06/01/12.................      100,000        101,500
                       Motor Gaming Group, Inc. 9.75% due 04/01/10.................      375,000        395,625
                       Park Place Entertainment Corp. 7.88% due 03/15/10...........      275,000        284,625
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........      300,000        315,000
                       Penn National Gaming, Inc. 6.75% due 03/01/15...............      325,000        305,500
                       San Pasqual Casino Development Group 8.00% due 09/15/13*....      275,000        276,375
                       Southwest Airlines Co. 5.25% due 10/01/14...................      930,000        880,909

---------------------
    18

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       OxSouthwest Airlines Co. 6.50% due 03/01/12.................  $ 1,320,000   $  1,360,349
                       Southwest Airlines Co. 7.38% due 03/01/27...................      215,000        229,376
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% due
                         05/01/07..................................................      550,000        553,437
                       Station Casinos, Inc. 6.50% due 02/01/14....................      400,000        368,000
                       True Temper Sports, Inc. 8.38% due 09/15/11.................      525,000        476,438
                       Tunica Biloxi Gaming Authority 9.00% due 11/15/15*..........      325,000        331,500
                       Walt Disney Co. 5.70% due 07/15/11..........................    1,900,000      1,908,071
                       Wynn Las Vegas LLC 6.63% due 12/01/14.......................      325,000        306,313



                       Restaurants -- 0.0%
                       El Pollo Loco, Inc. 11.75% due 11/15/13*....................      200,000        228,000
                                                                                                   -------------
                                                                                                     43,379,729
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 5.0%



                       Computers & Business Equipment -- 0.5%
                       Dell, Inc. 7.10% due 04/15/28...............................    1,000,000      1,096,312
                       International Business Machines Corp. 5.88% due 11/29/32....    1,000,000        971,874
                       Xerox Corp. 6.40% due 03/15/16..............................      125,000        119,844
                       Xerox Corp. 9.75% due 01/15/09..............................      400,000        430,000



                       Computer Services -- 0.2%
                       Activant Solutions, Inc. 9.50% due 05/01/16*................      175,000        165,375
                       Sungard Data Systems, Inc. 9.13% due 08/15/13...............      450,000        459,563
                       Sungard Data Systems, Inc. 10.25% due 08/15/15..............      275,000        278,781



                       Computer Software -- 0.6%
                       Oracle Corp. 5.00% due 01/15/11.............................    2,320,000      2,259,543
                       Serena Software Inc. 10.38% due 03/15/16*...................      200,000        200,000
                       SS&C Technologies, Inc. 11.75% due 12/01/13*................      375,000        390,000
                       UGS Corp. 10.00% due 06/01/12...............................      500,000        539,375



                       Electronics -- 0.6%
                       Fisher Scientific International, Inc. 6.13% due 07/01/15....      725,000        698,719
                       Freescale Semiconductor, Inc. 7.13% due 07/15/14............      250,000        255,000
                       Rayovac Corp. 8.50% due 10/01/13............................      275,000        219,312
                       Stoneridge, Inc. 11.50% due 05/01/12........................      125,000        121,563
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      200,000        211,250
                       Thermo Electron Corp. 5.00% due 06/01/15....................      680,000        619,915
                       Thomas & Betts Corp. 7.25% due 06/01/13.....................    1,205,000      1,264,773



                       Internet Content -- 0.1%
                       FTD, Inc. 7.75% due 02/15/14................................      365,000        351,312



                       Telecommunications -- 3.0%
                       America Movil SA de CV 5.75% due 01/15/15...................    1,400,000      1,351,061
                       AT&T Wireless Services, Inc. 7.88% due 03/01/11.............    2,000,000      2,169,882
                       Centennial Communications Corp. 10.00% due 01/01/13.........      300,000        299,250
                       Centennial Communications Corp. 11.26% due 01/01/13(6)......      200,000        206,000
                       Cingular Wireless Services, Inc. 8.75% due 03/01/31.........      250,000        309,560
                       Cisco Systems, Inc. 5.25% due 02/22/11......................    1,705,000      1,685,957
                       Citizens Communications Co. 9.00% due 08/15/31..............    1,225,000      1,255,625
                       Embarq Corp. 6.74% due 06/01/13.............................      970,000        979,315
                       Intelsat, Ltd. 11.25% due 06/15/16..........................    1,025,000      1,035,250
                       Intelsat, Ltd. 9.25% due 02/01/15*(4).......................      550,000        372,625
                       Qwest Corp. 8.87% due 03/15/12..............................    1,350,000      1,454,625
                       Sprint Capital Corp. 6.13% due 11/15/08.....................    2,000,000      2,023,970
                       Sprint Capital Corp. 6.38% due 05/01/09.....................      350,000        356,917
                       Sprint Capital Corp. 8.38% due 03/15/12.....................    1,000,000      1,110,273
                       United States Unwired, Inc. 10.00% due 06/15/12.............      325,000        357,500

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Valor Telecommunications Enterprises LLC 7.75% due
                         02/15/15..................................................  $   275,000   $    287,375
                       Windstream Corp. 8.63% due 08/01/16.........................      150,000        156,000
                                                                                                   -------------
                                                                                                     26,063,696
                                                                                                   -------------
                       MATERIALS -- 4.7%
                       Chemicals -- 0.8%
                       Albemarle Corp. 5.10% due 02/01/15..........................    1,940,000      1,799,494
                       Equistar Chemicals LP 8.75% due 02/15/09....................      175,000        179,812
                       Equistar Chemicals LP 10.13% due 09/01/08...................      300,000        315,750
                       Huntsman International LLC 10.13% due 07/01/09..............      365,000        370,475
                       Lyondell Chemical Co. 9.50% due 12/15/08....................      265,000        272,287
                       Nalco Co. 7.75% due 11/15/11................................      100,000        100,500
                       Nalco Co. 8.88% due 11/15/13................................      425,000        429,250
                       PQ Corp. 8.00% due 03/15/13.................................      325,000        312,000
                       Union Carbide Chemical & Plastics Co., Inc. 7.88% due
                         04/01/23..................................................      225,000        240,476
                       Union Carbide Corp. 7.50% due 06/01/25......................       75,000         77,289
                       Forest Products -- 2.3%
                       Berry Plastics Corp. 10.75% due 07/15/12....................      400,000        437,000
                       Crown Americas 7.75% due 11/15/15*..........................      375,000        369,844
                       Eeurofresh, Inc. 11.50% due 01/15/13*.......................      400,000        390,000
                       International Paper Co. 4.25% due 01/15/09..................      750,000        724,749
                       Louisiana-Pacific Corp. 8.88% due 08/15/10..................    3,540,000      3,878,920
                       Mercer International, Inc. 9.25% due 02/15/13...............      325,000        290,062
                       Newpage Corp. 12.00% due 05/01/13...........................      400,000        417,000
                       Plastipak Holdings, Inc. 8.50% due 12/15/15*................      150,000        148,500
                       Pope & Talbot, Inc. 8.38% due 06/01/13......................      250,000        197,500
                       Union Camp Corp. 6.50% due 11/15/07.........................    2,000,000      2,015,144
                       Westvaco Corp. 7.65% due 03/15/27...........................    1,500,000      1,533,690
                       Weyerhaeuser Co. 7.38% due 03/15/32.........................    1,675,000      1,734,094
                       Metals & Minerals -- 1.5%
                       Alltrista Corp. 9.75% due 05/01/12..........................      375,000        390,000
                       Ball Corp. 6.63% due 03/15/18...............................      325,000        307,125
                       Barrick Gold Corp. 7.50% due 05/01/07.......................    2,000,000      2,027,220
                       Barrick Gold Finance Co. 4.88% due 11/15/14.................    2,500,000      2,324,840
                       Compass Minerals International, Inc. 12.00% due
                         06/01/13(4)...............................................      475,000        435,812
                       Compass Minerals International, Inc. 12.75% due
                         12/15/12(4)...............................................      175,000        168,438
                       Hawk Corp. 8.75% due 11/01/14...............................      275,000        274,312
                       Mueller Group, Inc. 10.00% due 05/01/12.....................      163,000        176,040
                       Neenah Corp. 11.00% due 09/30/10*...........................      358,000        386,640
                       Newmont Mining Corp. 5.88% due 04/01/35.....................    1,410,000      1,264,126
                       Russell-Stanley Holdings, Inc. 9.00% due
                         11/30/08*+(1)(2)(3)(7)(11)................................       13,694          3,810
                       Valmont Industries, Inc. 6.88% due 05/01/14.................      300,000        289,500
                       Metals & Mining -- 0.1%
                       Texas Industries, Inc. 7.25% due 07/15/13...................      375,000        375,468
                                                                                                   -------------
                                                                                                     24,657,167
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.1%
                       Municipal Bonds -- 0.1%
                       McKeesport, Pennsylvania 7.30% due 03/01/20.................      250,000        257,225
                                                                                                   -------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.1%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........       98,000        104,370
                       EOP Operating LP 7.75% due 11/15/07.........................      250,000        256,312
                       Susa Partnership LP 8.20% due 06/01/17......................      250,000        290,578

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts -- 0.8%
                       Archstone-Smith Operating Trust 5.00% due 08/15/07..........  $   500,000   $    496,500
                       Archstone-Smith Operating Trust 5.63% due 08/15/14..........      825,000        810,742
                       ProLogis 5.50% due 04/01/12.................................      980,000        960,480
                       Simon Property Group LP 4.88% due 08/15/10..................      500,000        487,696
                       Simon Property Group LP 6.35% due 08/28/12..................      400,000        410,192
                       Ventas Reality Limited Partnership 6.50% due 06/01/16.......      200,000        191,500
                       Ventas Reality Limited Partnership 6.63% due 10/15/14.......      325,000        317,281
                       Ventas Reality Limited Partnership 7.13% due 06/01/15.......      275,000        275,688
                                                                                                   -------------
                                                                                                      4,601,339
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 0.1%
                       U.S. Government Agencies -- 0.1%
                       Federal National Mtg. Assoc. 6.50% due 03/01/29.............      159,066        161,787
                       Federal National Mtg. Assoc. 6.50% due 06/01/29.............      107,259        109,094
                       Federal National Mtg. Assoc. 6.50% due 08/01/29.............      149,359        151,921
                       Federal National Mtg. Assoc. 6.50% due 11/01/31.............       26,082         26,502
                       Federal National Mtg. Assoc. 6.50% due 05/01/32.............       58,194         59,116
                                                                                                   -------------
                                                                                                        508,420
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 11.1%
                       U.S. Treasuries -- 11.1%
                       United States Treasury Bonds 6.25% due 08/15/23.............    2,650,000      2,967,380
                       United States Treasury Notes 3.88% due 02/15/13.............   47,000,000     44,251,581
                       United States Treasury Notes 4.00% due 02/15/15.............    2,000,000      1,867,032
                       United States Treasury Notes 4.88% due 05/31/11.............    8,500,000      8,483,399
                                                                                                   -------------
                                                                                                     57,569,392
                                                                                                   -------------
                       UTILITIES -- 5.2%
                       Electric Utilities -- 1.6%
                       Alabama Power Co. 5.70% due 02/15/33........................    1,000,000        948,970
                       American Electric Power, Inc. 5.38% due 03/15/10............    1,000,000        990,504
                       Edison Mission Energy 7.73% due 06/15/09....................      275,000        279,125
                       Edison Mission Energy 7.75% due 06/15/16....................      250,000        246,875
                       Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14.........      525,000        494,813
                       Nevada Power Co. 5.88% due 01/15/15.........................      575,000        554,093
                       Nevada Power Co. 6.50% due 04/15/12.........................       50,000         50,332
                       Nevada Power Co. 9.00% due 08/15/13.........................      374,000        405,943
                       Northwestern Corp. 5.88% due 11/01/14.......................      100,000         98,936
                       NRG Energy, Inc. 7.25% due 02/01/14.........................      200,000        195,750
                       NRG Energy, Inc. 7.38% due 02/01/16.........................      375,000        366,562
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............    1,100,000      1,038,773
                       Pacific Gas & Electric Co. 6.05% due 03/01/34...............      660,000        636,832
                       PSI Energy, Inc. 6.05% due 06/15/16.........................      835,000        830,095
                       Sierra Pacific Resources 6.75% due 08/15/17.................      250,000        238,080
                       Teco Energy, Inc. 6.75% due 05/01/15........................      100,000         98,250
                       Westar Energy, Inc. 5.88% due 07/15/36......................      860,000        781,075
                       Gas & Pipeline Utilities -- 2.6%
                       Atmos Energy Corp. 4.00% due 10/15/09.......................    4,860,000      4,604,228
                       Consolidated Natural Gas Co. 5.00% due 12/01/14.............    2,380,000      2,205,101
                       El Paso Energy Corp. 6.75% due 05/15/09.....................      525,000        521,063
                       El Paso Energy Corp. 7.80% due 08/01/31.....................      400,000        396,000
                       Kinder Morgan Energy Partners 5.80% due 03/15/35............    1,290,000      1,128,173
                       Pacific Energy Partners LP 6.25% due 09/15/15...............       75,000         72,750
                       Pacific Energy Partners LP 7.13% due 06/15/14...............      250,000        252,500
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......    1,750,000      1,940,750
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................      225,000        224,484
                       Southern Star Central Corp. 6.75% due 03/01/16*.............       75,000         73,219
                       Tennessee Gas Pipeline Co. 7.50% due 04/01/17...............      350,000        355,357

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Tennessee Gas Pipeline Co. 8.38% due 06/15/32...............  $   325,000   $    354,062
                       Transcontinental Gas Pipe Line Corp. 6.40% due 04/15/16*....      125,000        120,313
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      250,000        277,187
                       Williams Cos., Inc. 7.63% due 07/15/19......................      600,000        606,000
                       Williams Cos., Inc. 7.88% due 09/01/21......................      575,000        583,625
                       Telephone -- 0.9%
                       AT&T Corp. 9.75% due 11/14/31...............................      550,000        641,716
                       Bellsouth Corp. 5.20% due 09/15/14..........................    2,000,000      1,878,774
                       SBC Communications, Inc. 5.10% due 09/15/14.................    2,000,000      1,877,090
                       Utilities -- 0.1%
                       Amerigas Partners LP 7.13% due 05/20/16.....................      500,000        482,500
                       CMS Energy Corp. 6.88% due 12/15/15.........................      125,000        120,000
                                                                                                   -------------
                                                                                                     26,969,900
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $440,288,370).....................                 433,590,150
                                                                                                   -------------

                       FOREIGN BONDS & NOTES -- 13.2%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 2.3%
                       Energy Services -- 0.1%
                       Enersis SA 7.40% due 12/01/16...............................      600,000        619,624
                       Energy Sources -- 2.2%
                       Canadian Natural Resources, Ltd. 4.90% due 12/01/14.........      220,000        204,861
                       Canadian Natural Resources, Ltd. 5.85% due 02/01/35.........    2,110,000      1,945,867
                       EOG Company of Canada 7.00% due 12/01/11*...................    1,100,000      1,162,446
                       Husky Oil, Ltd. 7.13% due 11/15/06..........................    1,600,000      1,605,841
                       Husky Oil, Ltd. 7.55% due 11/15/16..........................    1,000,000      1,101,467
                       Husky Oil, Ltd. 8.90% due 08/15/08(9).......................      700,000        739,689
                       Qatar Petroleum 5.58% due 05/30/11..........................    1,750,000      1,750,074
                       Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due
                         09/15/09*.................................................    1,316,000      1,266,571
                       Scottish Power PLC 4.91% due 03/15/10.......................    1,600,000      1,556,723
                                                                                                   -------------
                                                                                                     11,953,163
                                                                                                   -------------
                       FINANCE -- 1.4%
                       Banks -- 0.4%
                       Corp Andina de Fomento 7.38% due 01/18/11...................    1,185,000      1,257,025
                       Swedbank 7.50% due 11/01/06*(9).............................      500,000        502,318
                       Financial Services -- 1.0%
                       Amvescap, PLC 4.50% due 12/15/09............................    3,510,000      3,381,594
                       Digicel, Ltd. 9.25% due 09/01/12............................      100,000        104,250
                       Fertinitro Finance, Inc. 8.29% due 04/01/20*................    1,005,000        819,197
                       Galaxy Entertainment Finance Co., Ltd. 9.88% due
                         12/15/12*.................................................      450,000        470,250
                       MDP Acquisitions, PLC 9.63% due 10/01/12....................      350,000        362,250
                       Nell AF SARL 8.38% due 08/15/15*............................      600,000        582,750
                                                                                                   -------------
                                                                                                      7,479,634
                                                                                                   -------------
                       FOREIGN GOVERNMENT BONDS -- 1.4%
                       Government Bonds -- 1.4%
                       United Mexican States 6.63% due 03/03/15....................    1,900,000      1,980,750
                       United Mexican States 7.50% due 04/08/33....................    1,400,000      1,555,400
                       United Mexican States 9.88% due 02/01/10....................    3,250,000      3,672,500
                                                                                                   -------------
                                                                                                      7,208,650
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.1%
                       WH Holdings, Ltd. 9.50% due 04/01/11........................  $   285,000   $    312,788
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Business Services -- 0.0%
                       Danka Business Systems PLC 11.00% due 06/15/10..............      125,000        105,625
                       Machinery -- 0.2%
                       Tyco International Group SA 5.80% due 08/01/06..............    1,000,000      1,000,000
                       Diversified Services -- 0.3%
                       Hutchison Whampoa, Ltd. 6.50% due 02/13/13*.................      640,000        656,401
                       Stena AB 7.00% due 12/01/16.................................      125,000        116,250
                       Stena AB 9.63% due 12/01/12.................................      550,000        594,000
                                                                                                   -------------
                                                                                                      2,472,276
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.1%
                       Broadcasting & Media -- 1.6%
                       British Sky Broadcasting Group PLC 7.30% due 10/15/06.......    1,245,000      1,248,263
                       British Sky Broadcasting Group PLC 8.20% due 07/15/09.......    1,500,000      1,599,434
                       Grupo Televisa SA 6.63% due 03/18/25........................    3,115,000      3,047,943
                       Iesy Repository GmbH 10.38% due 02/15/15*...................      200,000        186,000
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................      775,000        821,500
                       SABMiller PLC 6.50% due 07/01/16............................    1,645,000      1,685,942
                       Leisure & Tourism -- 0.5%
                       Carnival Corp. 3.75% due 11/15/07...........................    1,800,000      1,758,560
                       Intrawest Corp. 7.50% due 10/15/13..........................      375,000        373,594
                       Royal Caribbean Cruises, Ltd. 7.25% due 06/15/16............      350,000        346,589
                                                                                                   -------------
                                                                                                     11,067,825
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 2.0%
                       Computers & Business Equipment -- 0.1%
                       Seagate Technology Holdings 8.00% due 05/15/09..............      375,000        382,500
                       Smart Modular Technologies 11.01% due 04/01/12(6)...........      146,000        155,125
                       Electronics -- 0.0%
                       MagnaChip Semiconductor SA 8.00% due 12/15/14...............      325,000        215,312
                       Telecommunications -- 1.9%
                       Intelsat Bermuda, Ltd. 8.63% due 01/15/15...................      250,000        247,500
                       Intelsat Bermuda, Ltd. 10.48% due 01/15/12(6)...............      300,000        304,500
                       KT, Corp. 5.88% due 06/24/14*...............................    1,800,000      1,779,721
                       New Skies Satellites NV 9.13% due 11/01/12..................      325,000        346,125
                       Nordic Telephone Co. 8.88% due 05/01/16*....................      225,000        231,750
                       Rogers Wireless, Inc 8.45% due 12/15/10(6)..................      525,000        539,438
                       Rogers Wireless, Inc. 6.38% due 03/01/14....................      550,000        528,000
                       Rogers Wireless, Inc. 7.50% due 03/15/15....................       75,000         76,875
                       Rogers Wireless, Inc. 8.00% due 12/15/12....................      325,000        334,750
                       Telecom Italia Cap 4.88% due 10/01/10.......................    2,210,000      2,125,193
                       Telefonos de Mexico SA 4.50% due 11/19/08...................    3,150,000      3,059,869
                                                                                                   -------------
                                                                                                     10,326,658
                                                                                                   -------------
                       MATERIALS -- 1.8%
                       Chemicals -- 0.1%
                       Reliance Industries, Ltd. 8.25% due 01/15/27*...............      500,000        502,516

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products -- 0.1%
                       Abitibi Consolidated, Inc. 8.38% due 04/01/15...............  $   325,000   $    296,969
                       Tembec Industries, Inc. 8.50% due 02/01/11..................      200,000        102,500
                       Metals & Minerals -- 1.6%
                       Alcan, Inc. 5.75% due 06/01/35..............................    1,155,000      1,046,852
                       BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10...........    2,160,000      2,117,820
                       Corporacion Nacional Cobre Cl 5.63% due 09/21/35*...........    1,600,000      1,454,598
                       Inco, Ltd. 5.70% due 10/15/15...............................    1,050,000      1,000,773
                       Noranda, Inc. 6.00% due 10/15/15............................      750,000        724,300
                       Novelis, Inc. 7.25% due 02/15/15*...........................      275,000        266,062
                       Placer Dome, Inc., Series B 8.50% due 12/31/45..............    1,870,000      1,889,022
                                                                                                   -------------
                                                                                                      9,401,412
                                                                                                   -------------
                       REAL ESTATE -- 0.1%
                       Real Estate Companies -- 0.1%
                       Apache Finance Property, Ltd. 7.00% due 03/15/09............      550,000        570,750
                                                                                                   -------------
                       UTILITIES -- 1.5%
                       Electric Utilities -- 1.0%
                       Hydro Quebec 6.30% due 05/11/11.............................    4,200,000      4,346,567
                       Gas & Pipeline Utilities -- 0.3%
                       Statoil ASA 5.13% due 04/30/14*.............................    1,310,000      1,256,221
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 5.25% due
                         07/22/13..................................................      900,000        852,720
                       Telefonica Emisiones SAU 7.05% due 06/20/36.................    1,485,000      1,525,303
                                                                                                   -------------
                                                                                                      7,980,811
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $69,607,838)..............                  68,773,967
                                                                                                   -------------
                       COMMON STOCK -- 0.0%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       NTL, Inc. ..................................................        3,102         70,880
                       Viatel Holding (Bermuda), Ltd. .............................        1,590             16
                                                                                                   -------------
                                                                                                         70,896
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Products, Inc.+(2)(7) ..........           72         48,426
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*(2)(7)(11)..................        1,500              0
                                                                                                   -------------
                                                                                                         48,426
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $752,873)..........................                     119,322
                                                                                                   -------------
                       PREFERRED STOCK -- 1.0%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Retail -- 0.1%
                       General Nutrition Centers, Inc. 12.00%(3)...................          300        360,000
                                                                                                   -------------

---------------------

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.7%
                       Financial Services -- 0.7%
                       Citigroup, Inc., Series F 6.37%.............................       42,000   $  2,134,860
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,395,000
                                                                                                   -------------
                                                                                                      3,529,860
                                                                                                   -------------
                       REAL ESTATE -- 0.2%
                       Real Estate Investment Trusts -- 0.2%
                       ProLogis Trust, Series C 8.54%..............................       20,000      1,095,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $4,582,112).....................                   4,984,860
                                                                                                   -------------

                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions PLC Expires 10/01/13 (strike price
                         $.001)*(2)(7).............................................          100          1,987
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $.01)*(2)(7)..............................................           75              1
                       Pliant Corp. Expires 06/01/10 (strike price $.01)*(2)(7)....          100              0
                                                                                                   -------------
                                                                                                              1
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Xm Satelliteradio Radio, Inc. Class A Expires 03/15/10
                         (strike price $45.24).....................................          125            688
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc. Expires 03/09/09 (strike price
                         $27.19)(2)(7).............................................          576              0
                                                                                                   -------------
                                                                                                            688
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industries Products Series B, Expires
                         03/31/11 (strike price $376.02)(2)(7).....................           31          9,194
                       General Chemical Industries Products Series A, Expires
                         04/30/11 (strike price $195.43)(2)(7).....................           42         20,040
                       Metals & Minerals -- 0.0%
                       ACP Holding Co. Expires 09/30/13 (strike price $.01)*(7)....       40,587         64,939
                                                                                                   -------------
                                                                                                         94,173
                                                                                                   -------------
                       TOTAL WARRANTS (cost $31,513)...............................                      96,849
                                                                                                   -------------

                       MEMBERSHIP INTEREST CERTIFICATES -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.0%
                       Household Products -- 0.0%
                       National Bedding LLC(2)(7)(11)..............................          264            660
                                                                                                   -------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       CVC Claims Litigating Trust(2)(7)(11).......................            5              0
                                                                                                   -------------
                       TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $108,868)......                         660
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $515,400,608)...                 507,593,500
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 2.8%                        AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.8%
                       Euro Time Deposit with State Street Bank & Trust Co. 4.05%
                         due 08/01/06 (cost $14,643,000)...........................  $14,643,000   $ 14,643,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $530,043,608)@                           100.2%                    522,236,500
                       Liabilities in excess of other assets --          (0.2)                     (1,075,343)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $521,161,157
                                                                        ======                   =============

              -----------------------------
                +  Non-income producing security
                *  Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be sold in
                   transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the
                   aggregate value of these securities was $42,862,149
                   representing 12.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @   See Note 3 for cost of investments on a tax basis.
               (1) Bond in default.
               (2) Fair valued security; see Note 2.
               (3) PIK ("Payment-in-Kind") security. Payments made with
                   additional securities in lieu of cash.
               (4) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
               (5) Variable rate security -- the rate reflected is as of July
                   31, 2006; maturity date reflects stated maturity date.
               (6) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2006.
               (7) Illiquid security
               (8) Collateralized Mortgaged Obligation
               (9) Variable rate security -- the rate reflected is as of July
                   31, 2006; maturity date reflects next reset date.
              (10) Company has filed Chapter 11 bankruptcy.
              (11) To the extent permitted by the Statement of Additional
                   Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2006, the Corporate Bond Portfolio held the following restricted securities:

                            --------------------------------------------------------------------------------------------------
                                                           ACQUISITION   CERTIFICATE/PRINCIPAL   ACQUISITION   MARKET   MARKET
                                        NAME                  DATE           AMOUNT/SHARES          COST       PRICE    VALUE
                            --------------------------------------------------------------------------------------------------
                            CVC Claims Litigation Trust
                              Membership Interest
                              Certificates...............   05/19/06                  5            $ 9,558     $  0.0   $    0
                            National Bedding, LLC
                              Membership Interest
                              Certificates...............   02/25/03                264             58,497       2.50      660
                            Russell Stanley Holdings,
                              Inc., 9.00% due 11/30/08...   02/05/99            $13,694             78,233      27.82    3,810
                            Russell Stanley Holdings,
                              Inc., Common Stock.........   02/05/99              1,500                  0        0.0        0
                                                                                                                        ------
                                                                                                                        $4,470
                                                                                                                        ======

                            -----------------------------  ----------
                                                              % OF
                                        NAME               NET ASSETS
                            CVC Claims Litigation Trust
                              Membership Interest
                              Certificates...............     0.0%
                            National Bedding, LLC
                              Membership Interest
                              Certificates...............     0.0
                            Russell Stanley Holdings,
                              Inc., 9.00% due 11/30/08...     0.0
                            Russell Stanley Holdings,
                              Inc., Common Stock.........     0.0
                                                           ----------
                                                              0.0%
                                                           ==========

              (12) Bond in default of principal and interest.

              See Notes to Financial Statements

---------------------
    26

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.....................   66.2%
      U.S. Treasury Bills..........................    9.7
      U.S. Government Agency.......................    8.4
      Financial Services...........................    6.5
      Euro Time Deposit............................    2.4
      Banks........................................    2.3
      Broadcasting & Media.........................    0.8
      Multi-Industry...............................    0.6
      Food, Beverage & Tobacco.....................    0.4
      Insurance....................................    0.3
      Telecommunications...........................    0.4
      Asset Backed Securities......................    0.2
      Transportation...............................    0.2
      Leisure & Tourism............................    0.1
                                                     -----
                                                      98.5%
                                                     =====

      COUNTRY ALLOCATION*
      United States................................      28.4%
      Japan........................................      24.0
      France.......................................       9.2
      United Kingdom...............................       6.8
      Spain........................................       5.4
      Netherlands..................................       5.3
      Austria......................................       4.4
      Italy........................................       4.4
      Germany......................................       4.2
      Belgium......................................       2.1
      Canada.......................................       2.0
      Luxembourg...................................       0.8
      Sweden.......................................       0.7
      Denmark......................................       0.6
      Australia....................................       0.2
                                                      -------
                                                         98.5%
                                                      =======

      CREDIT QUALITY+#
      Government -- Agency.........................       9.0%
      Government -- Treasury.......................      10.2
      AAA..........................................      42.4
      AA...........................................      31.9
      A............................................       2.7
      BBB..........................................       3.8
                                                      -------
                                                        100.0%
                                                      =======

    -------------------
    *  Calculated as a percentage of net assets.
    +  Source: Standard and Poor's.
    # Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                            PRINCIPAL         VALUE
                       BONDS & NOTES -- 97.4%                                               AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       Commonwealth of Australia 6.00% due 02/15/17................  AUD        450,000   $    349,121
                                                                                                          -------------
                       AUSTRIA -- 4.4%
                       OeBB Infrastruktur Bau AG 4.75% due 10/28/13................             290,000        277,645
                       Republic of Austria 5.50% due 01/15/10......................  EUR      4,500,000      6,090,762
                       SCHIG 4.63% due 11/21/13....................................             260,000        247,646
                                                                                                          -------------
                                                                                                             6,616,053
                                                                                                          -------------
                       BELGIUM -- 2.1%
                       Kingdom of Belgium 3.75% due 03/28/09.......................  EUR      1,700,000      2,180,642
                       Kingdom of Belgium 5.50% due 03/28/28.......................  EUR        600,000        906,945
                                                                                                          -------------
                                                                                                             3,087,588
                                                                                                          -------------
                       CANADA -- 2.0%
                       Canadian Government 4.50% due 06/01/15......................  CAD        900,000        805,682
                       Canadian Government 5.75% due 06/01/29......................  CAD      1,000,000      1,052,267
                       Canadian Government 6.00% due 06/01/08......................  CAD      1,300,000      1,186,266
                                                                                                          -------------
                                                                                                             3,044,214
                                                                                                          -------------
                       DENMARK -- 0.6%
                       Kingdom of Denmark 6.00% due 11/15/11.......................  DKK      5,000,000        944,961
                                                                                                          -------------
                       FRANCE -- 9.2%
                       Government of France 3.50% due 01/12/09.....................  EUR      1,600,000      2,041,100
                       Government of France 4.00% due 10/25/09.....................  EUR      1,100,000      1,421,630
                       Government of France 5.25% due 04/25/08.....................  EUR        950,000      1,248,122
                       Government of France 5.50% due 10/25/07.....................  EUR      3,950,000      5,166,657
                       Government of France 5.50% due 04/25/10.....................  EUR      1,450,000      1,970,310
                       Government of France 5.75% due 10/25/32.....................  EUR      1,250,000      1,979,534
                                                                                                          -------------
                                                                                                            13,827,352
                                                                                                          -------------
                       GERMANY -- 4.2%
                       Federal Republic of Germany 3.25% due 07/04/15..............  EUR      1,300,000      1,583,196
                       Federal Republic of Germany 4.00% due 01/04/37..............  EUR         50,000         61,792
                       Federal Republic of Germany 4.75% due 07/04/34..............  EUR        800,000      1,113,235
                       Federal Republic of Germany 6.25% due 01/04/24..............  EUR        300,000        483,250
                       Federal Republic of Germany 6.50% due 07/04/27..............  EUR      1,850,000      3,121,890
                                                                                                          -------------
                                                                                                             6,363,362
                                                                                                          -------------
                       ITALY -- 4.4%
                       Republic of Italy 3.00% due 01/15/10........................  EUR      2,000,000      2,498,804
                       Republic of Italy 5.25% due 08/01/17........................  EUR        750,000      1,047,659
                       Republic of Italy 5.50% due 11/01/10........................  EUR        800,000      1,091,520
                       Republic of Italy 6.00% due 05/01/31........................  EUR      1,300,000      2,017,257
                                                                                                          -------------
                                                                                                             6,655,240
                                                                                                          -------------
                       JAPAN -- 24.0%
                       Government of Japan 0.80% due 06/20/09......................  JPY  1,520,000,000     13,171,663
                       Government of Japan 1.00% due 06/20/13......................  JPY    210,000,000      1,752,449
                       Government of Japan 1.30% due 06/20/11......................  JPY    975,000,000      8,473,277
                       Government of Japan 1.40% due 12/20/15......................  JPY    945,000,000      7,885,419
                       Government of Japan 1.90% due 03/20/24......................  JPY    450,000,000      3,711,541

---------------------

                                                                                            PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Government of Japan 2.50% due 09/20/34......................  JPY     85,000,000   $    733,464
                       Resona Bank Ltd 3.75% due 04/15/10(6).......................  EUR        420,000        526,134
                                                                                                          -------------
                                                                                                            36,253,947
                                                                                                          -------------
                       LUXEMBOURG -- 0.8%
                       Olivetti Finance NV 7.75% due 01/24/33......................  EUR        190,000        292,970
                       Tyco International Group SA 5.50% due 11/19/08..............  EUR        370,000        485,640
                       Tyco International Group SA 6.13% due 04/04/07..............  EUR        350,000        453,448
                                                                                                          -------------
                                                                                                             1,232,059
                                                                                                          -------------
                       NETHERLANDS -- 5.3%
                       Deutsche Telekom Internationall Finance BV 8.75% due
                         06/15/30..................................................              90,000        105,289
                       Imperial Tobacco Overseas BV 7.13% due 04/01/09.............             570,000        588,699
                       Kingdom of Netherlands 3.75% due 07/15/14...................  EUR      5,700,000      7,223,179
                                                                                                          -------------
                                                                                                             7,917,167
                                                                                                          -------------
                       SPAIN -- 5.4%
                       Institut Credito Oficial 4.63% due 10/26/10.................             700,000        683,705
                       Kingdom of Spain 4.20% due 07/30/13.........................  EUR        800,000      1,044,723
                       Kingdom of Spain 4.40% due 01/31/15.........................  EUR      4,800,000      6,348,338
                                                                                                          -------------
                                                                                                             8,076,767
                                                                                                          -------------
                       SWEDEN -- 0.7%
                       Kingdom of Sweden 5.00% due 01/28/09........................  SEK      4,700,000        677,051
                       Kingdom of Sweden 6.75% due 05/05/14........................  SEK      2,300,000        381,937
                                                                                                          -------------
                                                                                                             1,058,988
                                                                                                          -------------
                       UNITED KINGDOM -- 6.8%
                       Fortis Capital Co. 6.25% due 06/29/09(5)(6).................             320,000        421,031
                       National Westminster Bank, PLC 7.75% due 10/16/07(6)........             330,000        337,536
                       NGG Finance, PLC 5.25% due 08/23/06.........................  EUR        620,000        792,763
                       Royal Bank of Scotland Group, PLC 5.25% due 07/22/08........  EUR        900,000        603,854
                       SL Finance, PLC 6.38% due 07/12/12(1).......................  EUR         80,000        111,624
                       United Kingdom Treasury 4.25% due 06/07/32..................  EUR      2,250,000      4,187,868
                       United Kingdom Treasury 4.25% due 03/07/36..................  EUR        200,000        375,767
                       United Kingdom Treasury 4.75% due 06/07/10..................  EUR        470,000        879,041
                       United Kingdom Treasury 5.00% due 09/07/14..................  EUR        250,000        478,395
                       United Kingdom Treasury 7.25% due 12/07/07..................  EUR        570,000      1,099,471
                       United Kingdom Treasury 8.75% due 08/25/17..................  EUR        400,000      1,014,640
                                                                                                          -------------
                                                                                                            10,301,990
                                                                                                          -------------
                       UNITED STATES -- 25.7%
                       American Home Mtg. Investment Trust, Series 2004-3 1A 5.69%
                         due 10/25/34(2)(4)........................................             164,243        164,596
                       Arch Capital Group, Ltd. 7.35% due 05/01/34.................             190,000        193,832
                       AT&T Broadband Corp. 9.46% due 11/15/22.....................             110,000        137,715
                       Banca Popolare di Bergamo Capital Trust 8.36% due
                         02/15/11(1)...............................................  EUR        450,000        661,974
                       Citicorp 5.50% due 06/30/10.................................  EUR        570,000        388,393
                       CNA Financial Corp. 6.60% due 12/15/08......................             330,000        336,748
                       Comcast Cable Communications, Inc. 8.38% due 05/01/07.......             500,000        509,993
                       Countrywide Alternative Loan Trust, Pass-Through Series OA1
                         2A1 5.59% due 03/20/46(2).................................           2,124,780      2,126,091
                       Countrywide Alternative Loan Trust, Series 2005-82 A1 5.60%
                         due 02/25/36(2)(4)........................................           2,074,496      2,077,871
                       Countrywide Home Equity Loan Trust, Series 2004-Q 2A 5.63%
                         due 12/15/33(2)...........................................             439,042        440,301
                       Cox Communications, Inc. 4.63% due 01/15/10*................             560,000        538,053
                       Credit Suisse First Boston 7.90% due 05/01/07*(6)...........             550,000        558,758
                       Federal Home Loan Mtg. Corp. 5.00% due 02/08/08.............          12,700,000     12,631,280
                       First Horizon Asset Back Trust, Series 2004 HE3-A 5.61% due
                         10/25/34(2)...............................................             430,134        431,520

                                                           ---------------------

                                                                                            PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Fremont Home Loan Trust, Series 2004 4-A2 5.60% due
                         03/25/35(2)...............................................       $     305,865   $    306,247
                       Harrahs Operating, Inc. 5.50% due 07/01/10(6)...............             200,000        196,264
                       HSBC Holdings PLC 6.50% due 05/02/36........................             320,000        324,620
                       PHH Corp. 6.00% due 03/01/08................................             513,000        513,985
                       Sequoia Mortgage Trust 5.55% due 11/20/34(2)................             529,947        530,316
                       Sprint Capital Corp. 4.78% due 08/17/06(3)..................             530,000        529,843
                       United States Treasury Bonds 7.50% due 11/15/24.............           1,300,000      1,653,844
                       United States Treasury Bonds 8.00% due 11/15/21.............           5,650,000      7,325,575
                       United States Treasury Notes 1.88% due 07/15/15.............             739,046        707,493
                       United States Treasury Notes 2.50% due 07/15/16.............             410,000        413,203
                       United States Treasury Notes 3.38% due 01/15/12.............             433,295        455,535
                       United States Treasury Notes 4.00% due 02/15/15.............           3,050,000      2,847,224
                       United States Treasury Notes 4.13% due 05/15/15.............             580,000        545,608
                       United States Treasury Notes 4.25% due 08/15/15.............             760,000        720,219
                       Verizon Global Funding Corp. 6.13% due 06/15/07.............             520,000        522,467
                                                                                                          -------------
                                                                                                            38,789,567
                                                                                                          -------------
                       TOTAL BONDS & NOTES (cost $142,624,541).....................                        144,518,375
                                                                                                          -------------

                       PREFERRED STOCK -- 0.3%                                               SHARES
                       ------------------------------------------------------------------------------------------------
                       UNITED STATES -- 0.3%
                       BCI US Funding Trust II 4.69% (cost $447,483)....................        340,000        443,220
                                                                                                          -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $143,072,024)........                   144,961,595
                                                                                                          -------------
                                                                                            PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 2.4%                             AMOUNT**
                       ------------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.5%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.80% due
                         08/01/06.......................................................  $   3,684,000      3,684,000
                                                                                                          -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,684,000).........                     3,684,000
                                                                                                          -------------

                       TOTAL INVESTMENTS --
                         (cost $146,756,024)@                   98.5%                                  148,645,595
                       Liabilities in excess of other
                         assets --                               1.5                                     2,211,476
                                                               ------                                 -------------
                       NET ASSETS --                           100.0%                                 $150,857,071
                                                               ======                                 =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the aggregate value of these securities was $1,096,811 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               ** In United States dollars unless otherwise indicated.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of July 31,
                  2006; maturity date reflects stated maturity date.
              (2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2006.
              (3) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
              (4) Collateralized Mortgaged Obligation
              (5) Illiquid security
              (6) Perpetual maturity -- maturity date reflects the next call date.

---------------------
    30

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2006   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                        18   Short  Euro -- BOBL.....................  September 2006  $ 2,518,730    $ 2,524,250      $  (5,520)
                        20   Short  Japan 10 Year Bond...............  September 2006   23,110,381     23,069,851         40,530
                         1   Short  LIF Long Gilt....................  September 2006      202,717        204,871         (2,154)
                         7   Short  S&P Ruix Investment Index........  September 2006    1,034,608      1,043,380         (8,772)
                         7   Short  U.S. Treasury Long Bond..........  September 2006      751,406        757,969         (6,563)
                        61   Short  U.S. Treasury 5 Year Note........  September 2006    6,311,123      6,357,344        (46,220)
                       142   Long   U.S. Treasury 2 Year Note........  September 2006   28,909,741     28,892,563        (17,179)
                       105   Short  U.S. Treasury 10 Year Note.......  September 2006   11,031,206     11,133,281       (102,075)
                                                                                                                       ----------
                                                                                                                       $(147,954)
                                                                                                                       ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
                       ----------------------------------------------------------------------------
                       *CAD        6,175,166   USD        5,548,000   09/20/2006      $  82,542
                        CAD          136,147   USD          121,369   10/12/2006            782
                       *GBP        1,873,328   USD        3,519,442   08/16/2006         18,767
                       *JPY      480,807,522   USD        4,242,077   09/20/2006         17,621
                       *NZD       15,729,416   USD        9,740,817   09/20/2006         53,678
                       *SEK       10,137,744   USD        1,395,000   09/20/2006         20,976
                       *USD        4,974,653   AUD        6,628,747   09/20/2006        100,298
                       *USD        1,390,000   CAD        1,581,598   09/20/2006          9,826
                        USD          311,821   DKK        1,829,140   09/25/2006          2,408
                       *USD        8,304,000   EUR        6,544,026   09/20/2006         83,397
                       *USD        8,880,353   GBP        4,797,851   08/16/2006         89,374
                        USD        7,335,650   JPY      842,718,000   08/31/2006         50,018
                       *USD        1,381,000   JPY      160,358,267   09/20/2006         27,935
                       *USD        4,911,516   NOK       30,377,713   09/20/2006         41,749
                       *USD        1,378,000   NZD        2,238,030   09/20/2006            316
                       *USD        5,140,202   SEK       37,498,266   09/20/2006         70,880
                        USD          251,946   SEK        1,836,764   09/21/2006          4,035
                                                                                      ----------
                                                                                      $ 674,602
                                                                                      ----------

                             CONTRACT                  IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER            EXCHANGE FOR          DATE        DEPRECIATION
                       ---------------------------------------------------------------------------
                       *AUD        3,725,878   USD       2,774,000   09/20/2006      $ (78,522)
                       *CAD        1,557,334   USD       1,370,000   09/20/2006         (8,350)
                       *CHF        6,846,218   USD       5,535,000   09/20/2006        (60,144)
                       *EUR          685,535   USD         864,913   08/30/2006        (12,666)
                       *EUR       10,643,732   USD      13,467,084   09/20/2006       (174,857)
                        GBP        4,752,644   USD       8,765,764   09/20/2006       (121,844)
                       *JPY      157,623,595   USD       1,371,000   09/20/2006        (13,907)
                       *NOK       25,840,422   USD       4,155,000   09/20/2006        (58,433)
                       *NZD        2,283,882   USD       1,389,000   09/20/2006        (17,555)
                       *SEK       19,971,850   USD       2,774,000   09/20/2006        (33,407)
                       *USD        2,552,140   CAD       2,837,109   09/20/2006        (41,098)
                       *USD        6,862,412   CHF       8,389,400   09/20/2006         (6,087)
                       *USD        2,779,000   EUR       2,159,067   09/20/2006        (11,750)

                                                           ---------------------

              ------------------------------------------------------------------

                             CONTRACT                  IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER            EXCHANGE FOR          DATE        DEPRECIATION
                       ---------------------------------------------------------------------------
                       *USD        1,168,565   GBP         621,114   08/16/2006         (7,892)
                       *USD        3,540,134   NOK      21,695,356   09/20/2006         (2,578)
                       *USD        2,770,000   NZD       4,462,049   09/20/2006        (21,997)
                                                                                     ----------
                                                                                      (671,088)
                                                                                     ----------
                                Net Unrealized Appreciation (Depreciation).....      $   3,514
                                                                                     ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro Dollar
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- United States Dollar

                                                                                                                  GROSS
                                                                                    NOTIONAL     TERMINATION    UNREALIZED
                       INTEREST RATE SWAPS#                                          AMOUNT         DATE       APPRECIATION
                       ----------------------------------------------------------------------------------------------------
                       Agreement with Merrill Lynch dated July 15, 2005 to
                         receive quarterly 2.67% and pay semi-annually the
                         3 Month Canadian Bankers Acceptance Rate.........  CAD      4,300,000    07/15/10      $ 118,211
                       Agreement with Merrill Lynch dated July 15, 2006 to
                         receive quarterly 2.67% and pay semi-annually the
                         3 Month Canadian Bankers Acceptance Rate.........  CAD      4,400,000    07/15/10        120,262
                       Agreement with Merrill Lynch dated March 8, 2006 to
                         receive quarterly 4.88% and pay semi-annually the
                         3 Month British Bankers Assoc. Libor Rate........  USD      2,600,000    03/10/11         18,324
                       Agreement with Credit Suisse First Boston dated
                         April 12, 2006 to receive quarterly 5.07% and pay
                         semi-annually the 3 Month British Bankers Assoc.
                         Libor Rate.......................................  USD      2,200,000    04/18/11          4,950
                       Agreement with Credit Suisse First Boston dated May
                         19, 2006 to receive annually 3.96% and pay
                         semi-annually the 6 Month Euribor Rate...........  EUR      5,710,000    05/22/11          8,537
                       Agreement with Deutsche Bank AG dated July 25, 2006
                         to receive quarterly 4.34% and pay semi-annually
                         the 3 Month Canadian Bankers Acceptance Rate.....  CAD        280,000    07/25/11            596
                       Agreement with UBS AG dated July 25, 2006 to
                         receive quarterly 4.34% and pay semi-annually the
                         3 Month Canadian Bankers Acceptance Rate.........  CAD        450,000    07/25/11          1,828
                       Agreement with Deutsche Bank AG dated July 25, 2006
                         to receive semi-annually 7.00% and pay quarterly
                         the 3 Month New Zealand Bank Bill Rate...........  NZD        600,000    07/27/11          1,295
                       Agreement with UBS AG dated July 26, 2006 to
                         receive semi-annually 7.02% and pay quarterly the
                         3 Month New Zealand Bank Bill Rate...............  NZD      1,000,000    07/28/11         26,848
                       Agreement with Deutsche Bank AG dated July 28, 2006
                         to receive quarterly 4.34% and pay semi-annually
                         the 3 Month Canadian Bankers Acceptance Rate.....  CAD        220,000    07/28/11          1,677
                       Agreement with Deutsche Bank AG dated July 28, 2006
                         to receive semi-annually 4.02% and pay quarterly
                         the 3 Month New Zealand Bank Bill Rate...........  NZD        600,000    08/01/11          1,207
                       Agreement with Deutsche Bank AG dated May 23, 2006
                         to receive annually 3.87% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR      4,050,000    08/25/11         14,430
                       Agreement with Credit Suisse First Boston dated
                         July 20, 2006 to receive semi-annually 5.15% and
                         pay semi-annually the 6 Month British Bankers
                         Assoc. Libor Rate................................  GBP      1,380,000    09/21/11          8,029

---------------------
    32

                                                                                                                  GROSS
                                                                                    NOTIONAL     TERMINATION    UNREALIZED
                       INTEREST RATE SWAPS# (CONTINUED)                              AMOUNT         DATE       APPRECIATION
                       ----------------------------------------------------------------------------------------------------
                       Agreement with Citibank NA dated July 24, 2006 to
                         receive semi-annually 5.60% and pay quarterly the
                         3 Month British Bankers Assoc. Libor Rate........  USD      2,700,000    09/21/11      $  20,321
                       Agreement with Credit Suisse First Boston dated
                         July 19, 2006 to receive semi-annually 3.49% and
                         pay annually the 6 Month Euribor Rate............  EUR      1,970,000    09/21/11         10,705
                       Agreement with Deutsche Bank AG dated July 14, 2006
                         to receive semi-annually 0.61% and pay semi-
                         annually the 6 Month British Bankers Assoc. Libor
                         Rate.............................................  JPY    100,000,000    09/21/11          1,006
                       Agreement with Citibank NA dated July 14, 2006 to
                         receive annually 4.03% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR      1,450,000    09/21/11          6,273
                       Agreement with Citibank NA dated July 14, 2006 to
                         receive semi-annually 0.61% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  JPY    390,000,000    09/21/11          4,727
                       Agreement with Credit Suisse First Boston dated May
                         4, 2006 to receive semi-annually 5.07% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP      1,937,000    05/04/16         25,492
                       Agreement with Credit Suisse First Boston dated May
                         5, 2006 to receive semi-annually 5.08% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP        698,000    05/05/16         10,413
                       Agreement with Morgan Stanley dated May 23, 2006 to
                         receive annually 4.14% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR      1,100,000    05/25/16          1,161
                       Agreement with Morgan Stanley dated May 23, 2006 to
                         receive quarterly 2.33% and pay annually the 3
                         Month Stockholm Interbank Offered Rate...........  SEK     10,000,000    05/26/16          1,825
                       Agreement with Citibank NA dated June 27, 2006 to
                         receive semi-annually 0.43% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  JPY    135,000,000    06/29/16             22
                       Agreement with Credit Suisse First Boston dated
                         June 6, 2006 to receive semi-annually 4.93% and
                         pay semi-annually the 6 Month British Bankers
                         Assoc. Libor Rate................................  GBP      1,370,000    09/21/16         16,746
                       Agreement with Deutsche Bank AG dated May 23, 2006
                         to receive semi-annually 3.30% and pay annually
                         the 6 Month Euribor Rate.........................  EUR      1,260,000    08/25/21          4,350
                       Agreement with Deutsche Bank AG dated May 17, 2006
                         to receive semi-annually 3.32% and pay annually
                         the 6 Month Euribor Rate.........................  EUR      3,140,000    08/19/21         67,401
                       Agreement with Credit Suisse First Boston dated May
                         18, 2006 to receive semi-annually 3.33% and pay
                         annually the 6 Month Euribor Rate................  EUR      2,580,000    08/23/21         39,286
                       Agreement with Deutsche Bank AG dated May 18, 2006
                         to receive semi-annually 3.33% and pay annually
                         the 6 Month Euribor Rate.........................  EUR      1,200,000    08/23/21         26,844
                       Agreement with Credit Suisse First Boston dated May
                         19, 2006 to receive semi-annually 3.31% and pay
                         annually the 6 Month Euribor Rate................  EUR      1,770,000    08/23/21         28,935
                       Agreement with Credit Suisse First Boston dated
                         December 6, 2005 to receive semi-annually 4.63%
                         and pay semi-annually the 3 Month British Bankers
                         Assoc. Libor Rate................................  GBP        900,000    12/06/35         53,196
                       Agreement with Merrill Lynch dated April 6, 2006 to
                         receive semi-annually 4.65% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  GBP      1,400,000    04/07/36         56,581

                                                           ---------------------

                                                                                                                  GROSS
                                                                                    NOTIONAL     TERMINATION    UNREALIZED
                       INTEREST RATE SWAPS# (CONTINUED)                              AMOUNT         DATE       APPRECIATION
                       ----------------------------------------------------------------------------------------------------
                       Agreement with Merrill Lynch dated April 10, 2006
                         to receive semi-annually 4.66% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP        900,000    04/10/36      $  26,477
                       Agreement with Credit Suisse First Boston dated May
                         5, 2006 to receive semi-annually 4.78% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP        374,400    05/05/36         26,897
                       Agreement with Credit Suisse First Boston dated May
                         4, 2006 to receive semi-annually 4.78% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP      1,038,000    05/05/36         74,634
                       Agreement with Credit Suisse First Boston dated May
                         8, 2006 to receive semi-annually 4.79% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP        100,000    05/08/36          2,354
                       Agreement with Credit Suisse First Boston dated May
                         9, 2006 to receive semi-annually 4.80% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP        200,000    05/09/36          6,319
                       Agreement with Deutsche Bank AG dated May 19, 2006
                         to receive semi-annually 4.40% and pay semi-
                         annually the 6 Month British Bankers Assoc. Libor
                         Rate.............................................  GBP        350,000    05/19/36          2,354
                       Agreement with Deutsche Bank AG dated May 19, 2006
                         to receive semi-annually 3.07% and pay annually
                         the 6 Month Euribor Rate.........................  EUR        550,000    05/23/36         12,391
                       Agreement with Barclay's Bank dated June 23, 2006
                         to receive semi-annually 5.84% and pay quarterly
                         the 3 Month British Bankers Assoc. Libor Rate....  USD        550,000    06/27/36         18,074
                                                                                                                ---------
                                                                                                                $ 870,978
                                                                                                                =========

                                                                                                                  GROSS
                                                                                                                UNREALIZED
                                                                                                               DEPRECIATION
                                                                                                               ------------
                       Agreement with Deutsche Bank AG dated May 17, 2006
                         to receive semi-annually 3.32% and pay annually
                         the 6 Month Euribor Rate.........................  EUR      9,150,000    08/19/08      $  (8,254)
                       Agreement with Deutsche Bank AG dated May 18, 2006
                         to receive semi-annually 3.33% and pay annually
                         the 6 Month Euribor Rate.........................  EUR      3,550,000    08/22/08         (5,251)
                       Agreement with Credit Suisse First Boston dated May
                         18, 2006 to receive semi-annually 3.33% and pay
                         annually the 6 Month Euribor Rate................  EUR      7,520,000    08/22/08        (14,211)
                       Agreement with Credit Suisse First Boston dated May
                         19, 2006 to receive semi-annually 3.33% and pay
                         annually the 6 Month Euribor Rate................  EUR      5,180,000    08/22/08         (7,787)
                       Agreement with Deutsche Bank AG dated May 23, 2006
                         to receive semi-annually 4.40% and pay annually
                         the 6 Month Euribor Rate.........................  EUR      3,670,000    08/25/08        (10,770)
                       Agreement with Credit Suisse First Boston dated
                         June 6, 2006 to receive semi-annually 5.13% and
                         pay semi-annually the 6 Month British Bankers
                         Assoc. Libor Rate................................  GBP      5,630,000    09/22/08        (11,118)
                       Agreement with Merrill Lynch dated July 15, 2005 to
                         receive semi-annually 4.40% and pay quarterly the
                         3 Month British Bankers Assoc. Libor Rate........  USD      2,800,000    07/19/10       (197,368)
                       Agreement with Merrill Lynch dated March 8, 2006 to
                         receive semi-annually 4.40% and pay quarterly the
                         3 Month Canadian Bankers Acceptance Rate.........  CAD      3,750,000    03/08/11        (20,201)

---------------------

                                                                                                                  GROSS
                                                                                    NOTIONAL     TERMINATION    UNREALIZED
                       INTEREST RATE SWAPS# (CONTINUED)                              AMOUNT         DATE       DEPRECIATION
                       ----------------------------------------------------------------------------------------------------
                       Agreement with Deutsche Bank AG dated April 12,
                         2006 to receive semi-annually 4.59% and pay
                         quarterly the 3 Month Canadian Bankers Acceptance
                         Rate.............................................  CAD      3,700,000    04/12/11      $  (4,527)
                       Agreement with Credit Suisse First Boston dated May
                         18, 2006 to receive annually 3.95% and pay
                         semi-annually the 6 Month Euribor Rate...........  EUR      8,290,000    08/01/11         (5,638)
                       Agreement with Deutsche Bank AG dated May 17, 2006
                         to receive annually 4.00% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR     10,080,000    08/19/11        (37,721)
                       Agreement with Deutsche Bank AG dated May 18, 2006
                         to receive annually 3.98% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR      3,950,000    08/22/11        (12,017)
                       Agreement with UBS AG dated June 14, 2006 to
                         receive semi-annually 5.46% and pay quarterly the
                         3 Month British Bankers Assoc. Libor Rate........  USD        950,000    09/21/11         (1,434)
                       Agreement with UBS AG dated June 26, 2006 to
                         receive semi-annually 5.66% and pay quarterly the
                         3 Month British Bankers Assoc. Libor Rate........  USD        850,000    09/21/11         (4,759)
                       Agreement with Credit Suisse First Boston dated
                         July 20, 2006 to receive semi-annually 3.48% and
                         pay annually the 6 Month Euribor Rate............  EUR      1,970,000    09/21/11        (10,705)
                       Agreement with Credit Suisse First Boston dated
                         July 19, 2006 to receive semi-annually 5.15% and
                         pay semi-annually the 6 Month British Bankers
                         Assoc. Libor Rate................................  GBP      1,380,000    09/21/11         (8,029)
                       Agreement with Deutsche Bank AG dated July 19, 2006
                         to receive annually 4.07% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR        350,000    09/21/11         (2,379)
                       Agreement with Deutsche Bank AG dated July 19, 2006
                         to receive semi-annually 0.59% and pay semi-
                         annually the 6 Month British Bankers Assoc. Libor
                         Rate.............................................  JPY     95,000,000    09/21/11         (2,104)
                       Agreement with Deutsche Bank AG dated July 14, 2006
                         to receive annually 4.02% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR        400,000    09/21/11         (1,537)
                       Agreement with Merrill Lynch dated April 6, 2006 to
                         receive semi-annually 4.75% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  GBP      2,700,000    04/06/16        (86,236)
                       Agreement with Morgan Stanley dated May 10, 2006 to
                         receive annually 4.21% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR      2,300,000    05/12/16        (13,904)
                       Agreement with Morgan Stanley dated May 10, 2006 to
                         receive quarterly 2.29% and pay annually the 3
                         Month Stockholm Interbank Offered Rate...........  SEK     21,200,000    05/12/16        (14,943)
                       Agreement with Morgan Stanley dated May 17, 2006 to
                         receive quarterly 2.31% and pay annually the 3
                         Month Stockholm Interbank Offered Rate...........  SEK     24,150,000    05/19/16        (25,990)
                       Agreement with Morgan Stanley dated May 17, 2006 to
                         receive annually 4.25% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR      2,530,000    05/19/16        (25,731)
                       Agreement with Morgan Stanley dated May 18, 2006 to
                         receive quarterly 2.32% and pay annually the 3
                         Month Stockholm Interbank Offered Rate...........  SEK      4,300,000    05/23/16         (4,662)
                       Agreement with Morgan Stanley dated May 18, 2006 to
                         receive annually 4.25% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR        450,000    05/23/16         (3,865)
                       Agreement with Citibank NA dated June 26, 2006 to
                         receive annually 4.21% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR        525,000    06/28/16         (6,655)

                                                           ---------------------

                                                                                                                  GROSS
                                                                                    NOTIONAL     TERMINATION    UNREALIZED
                       INTEREST RATE SWAPS# (CONTINUED)                              AMOUNT         DATE       DEPRECIATION
                       ----------------------------------------------------------------------------------------------------
                       Agreement with Citibank NA dated June 26, 2006 to
                         receive semi-annually 0.43% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  JPY    135,000,000    06/28/16      $  (1,965)
                       Agreement with Citibank NA dated June 27, 2006 to
                         receive annually 4.30% and pay semi-annually the
                         6 Month Euribor Rate.............................  EUR        525,000    06/29/16         (7,340)
                       Agreement with UBS AG dated June 14, 2006 to
                         receive semi-annually 0.55% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  JPY    100,000,000    09/21/16        (11,435)
                       Agreement with UBS AG dated June 21, 2006 to
                         receive semi-annually 0.57% and pay semi-annually
                         the 6 Month British Bankers Assoc. Libor Rate....  JPY    100,000,000    09/21/16         (7,384)
                       Agreement with Credit Suisse First Boston dated
                         December 6, 2005 to receive annually 3.90% and
                         pay semi-annually the 3 Month Euribor Rate.......  EUR      1,400,000    12/10/35       (160,464)
                       Agreement with Merrill Lynch dated April 10, 2006
                         to receive annually 4.44% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR        650,000    04/14/36         (1,798)
                       Agreement with Merrill Lynch dated April 10, 2006
                         to receive annually 4.45% and pay semi-annually
                         the 6 Month Euribor Rate.........................  EUR        650,000    04/14/36           (706)
                       Agreement with Credit Suisse First Boston dated May
                         10, 2006 to receive semi-annually 5.75% and pay
                         quarterly the 3 Month British Bankers Assoc.
                         Libor Rate.......................................  USD        160,000    05/12/36         (2,210)
                       Agreement with Credit Suisse First Boston dated May
                         9, 2006 to receive semi-annually 5.76% and pay
                         quarterly the 3 Month British Bankers Assoc.
                         Libor Rate.......................................  USD        315,000    05/12/36         (4,639)
                       Agreement with Barclay's Bank dated June 23, 2006
                         to receive semi-annually 4.83% and pay
                         semi-annually the 6 Month British Bankers Assoc.
                         Libor Rate.......................................  GBP        350,000    06/23/36         (7,404)
                                                                                                                ---------
                                                                                                                $(753,141)
                                                                                                                ---------
                       Net Unrealized Appreciation (Depreciation).........                                      $ 117,837
                                                                                                                =========

              -----------------------------
              # Illiquid Security.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Telecommunications.............................  13.3%
      Leisure & Tourism..............................   9.9
      Repurchase Agreement...........................   9.0
      Broadcasting & Media...........................   8.8
      Financial Services.............................   8.8
      Energy Services................................   7.3
      Business Services..............................   5.4
      Energy Sources.................................   4.6
      Gas & Pipeline Utilities.......................   4.2
      Electric Utilities.............................   3.3
      Retail.........................................   2.5
      Metals & Minerals..............................   2.2
      Electronics....................................   2.0
      Forest Products................................   2.0
      Chemicals......................................   1.9
      Food, Beverage & Tobacco.......................   1.9
      Health Services................................   1.4
      Household Products.............................   1.3
      Medical Products...............................   1.3
      Real Estate Investment Trusts..................   1.0
      Insurance......................................   0.9
      Transportation.................................   0.8
      Machinery......................................   0.7
      Multi-Industry.................................   0.7
      Drugs..........................................   0.6
      Computer Services..............................   0.5
      Computer Software..............................   0.5
      Aerospace & Military Technology................   0.4
      Communication Equipment........................   0.4
      Automotive.....................................   0.3
      Computers & Business Equipment.................   0.3
      Real Estate Companies..........................   0.3
      Entertainment Products.........................   0.2
      Housing........................................   0.0
                                                       ----
                                                       98.7%
                                                       ====

      CREDIT QUALITY+#
      BBB...........................................    0.7%
      BB............................................   23.9
      B.............................................   42.8
      CCC...........................................   21.5
      Below C.......................................    3.2
      Not Rated@....................................    7.9
                                                      -----
                                                      100.0%
                                                      =====

    -------------------

      *    Calculated as a percentage of net assets.
      @    Represents debt issues that either have no
           rating, or the rating is unavailable from the
           data source.
      +    Source Standard and Poor's
      #    Calculated as a percentage of total debt issues,
           excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 70.7%                                          AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.1%
                       Automotive -- 0.3%
                       Avis Budget Car Rental LLC 7.63% due 05/15/14*..............  $   300,000   $    294,000
                       Avis Budget Car Rental LLC 7.91% due 05/15/14*(8)...........      425,000        428,187
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........      400,000        300,000
                       Dura Operating Corp., Series B 8.63% due 04/15/12...........        3,000          2,273
                       Retail -- 1.8%
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      875,000        861,875
                       Ferrellgas LP 6.75% due 05/01/14............................    1,350,000      1,282,500
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      675,000        649,688
                       Neiman Marcus Group, Inc. 9.00% due 10/15/15................      750,000        790,312
                       Prestige Brands, Inc. 9.25% due 04/15/12....................      300,000        295,500
                       Rent-Way, Inc. 11.88% due 06/15/10..........................      625,000        643,750
                       Rite Aid Corp. 8.13% due 05/01/10...........................      575,000        584,344
                       Saks, Inc. 9.88% due 10/01/11...............................      725,000        777,562
                                                                                                   -------------
                                                                                                      6,909,991
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.7%
                       Food, Beverage & Tobacco -- 1.7%
                       Dave & Buster's, Inc. 11.25% due 03/15/14*..................      400,000        384,000
                       Dole Food Co., Inc. 8.88% due 03/15/11......................      500,000        467,500
                       Le-Natures, Inc. 10.00% due 06/15/13*(2)....................    1,150,000      1,207,500
                       NPC International, Inc. 9.50% due 05/01/14*.................    1,200,000      1,152,000
                       Sbarro, Inc. 11.00% due 09/15/09............................      350,000        353,500
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................      725,000        723,188
                       The Restaurant Co. 10.00% due 10/01/13......................      175,000        157,500
                       Wornick Co. 10.88% due 07/15/11.............................    1,000,000      1,010,000
                       Household Products -- 1.0%
                       Jostens Holding Corp. 10.25% due 12/01/13(2)................    1,050,000        829,500
                       Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13.....      650,000        658,125
                       Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09.....    1,077,000      1,110,656
                       Visant Holding Corp. 8.75% due 12/01/13*....................      800,000        766,000
                                                                                                   -------------
                                                                                                      8,819,469
                                                                                                   -------------
                       ENERGY -- 8.8%
                       Energy Services -- 4.5%
                       Allis Chalmers Energy, Inc. 9.00% due 01/15/14*.............      675,000        678,375
                       Atlas Pipeline Partners LP 8.13% due 12/15/15*..............      975,000        982,313
                       Belden & Blake Corp. 8.75% due 07/15/12.....................      475,000        483,313
                       El Paso Production Holding Co. 7.75% due 06/01/13...........    3,300,000      3,353,625
                       Encore Acquisition Co. 6.00% due 07/15/15...................      625,000        571,875
                       Encore Acquisition Co. 6.25% due 04/15/14...................      375,000        347,812
                       Exco Resources, Inc. 7.25% due 01/15/11.....................      650,000        633,750
                       Hanover Compressor Co. 7.50% due 04/15/13...................       75,000         74,625
                       Hilcorp Energy I LP 7.75% due 11/01/15*.....................    1,575,000      1,543,500
                       Hilcorp Energy I LP 10.50% due 09/01/10*....................      869,000        941,779
                       Mirant Americas Generation LLC 8.30% due 05/01/11...........      600,000        585,000
                       Oslo Seismic Services, Inc. 8.28% due 06/01/11..............      818,229        833,478
                       Seitel, Inc. 11.75% due 07/15/11............................    1,450,000      1,631,250

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Southern Energy, Inc. 7.90% due 07/15/09+(3)(6)(12).........  $ 4,750,000   $          0
                       Tennessee Gas Pipeline Co. 7.00% due 10/15/28...............    1,400,000      1,320,340
                       Transmeridian Exploration, Inc. 12.00% due 12/15/10.........      650,000        656,500
                       Energy Sources -- 4.3%
                       Alpha Natural Resources LLC 10.00% due 06/01/12(2)..........      117,000        124,313
                       Brigham Exploration Co. 9.63% due 05/01/14*.................      925,000        908,812
                       Calpine Corp. 8.75% due 07/15/13*(1)(5).....................    8,625,000      8,323,125
                       Chaparral Energy, Inc. 8.50% due 12/01/15*..................    1,975,000      1,975,000
                       Chesapeake Energy Corp. 6.63% due 01/15/16..................    1,800,000      1,714,500
                       Chesapeake Energy Corp. 6.88% due 11/15/20..................      550,000        515,625
                       Quicksilver Resources, Inc. 7.13% due 04/01/16..............      600,000        567,000
                                                                                                   -------------
                                                                                                     28,765,910
                                                                                                   -------------
                       FINANCE -- 8.8%
                       Financial Services -- 8.5%
                       AAC Group Holding Corp. 10.25% due 10/01/12(2)..............    1,050,000        824,250
                       AMR HoldCo, Inc. 10.00% due 02/15/15........................      600,000        621,000
                       Chukchansi Economic Development Authority 8.78% due
                         11/15/12*(8)..............................................      650,000        661,375
                       Consolidated Communications 9.75% due 04/01/12..............    1,056,000      1,098,240
                       ESI Tractebel Acquisition Corp., Series B 7.99% due
                         12/30/11..................................................      990,000      1,025,241
                       Ford Motor Credit Co. 5.80% due 01/12/09....................    2,125,000      1,975,600
                       Ford Motor Credit Co. 9.96% due 04/15/12(8).................      700,000        721,428
                       General Motors Acceptance Corp. 6.75% due 12/01/14..........    3,310,000      3,115,762
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........    6,275,000      6,076,039
                       General Motors Acceptance Corp. 6.88% due 08/28/12..........      227,000        219,069
                       General Motors Acceptance Corp. 7.25% due 03/02/11..........    1,575,000      1,543,954
                       General Motors Acceptance Corp. 7.43% due 12/01/14(8).......    2,475,000      2,433,009
                       General Motors Acceptance Corp. 7.75% due 01/19/10..........    1,475,000      1,473,631
                       General Motors Corp. 8.25% due 07/15/23.....................    2,325,000      1,918,125
                       Hexion United States Finance Corp. 9.00% due 07/15/14.......    1,395,000      1,426,388
                       MedCath Holdings Corp. 9.88% due 07/15/12...................      900,000        927,000
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09(6)(11).......    1,725,000        351,469
                       Terra Capital, Inc. 11.50% due 06/01/10.....................      785,000        847,800
                       Terra Capital, Inc. 12.88% due 10/15/08.....................      500,000        562,500
                       Insurance -- 0.3%
                       Crum & Forster Holdings Corp. 10.38% due 06/15/13...........      950,000        969,000
                                                                                                   -------------
                                                                                                     28,790,880
                                                                                                   -------------
                       HEALTHCARE -- 2.9%
                       Drugs -- 0.3%
                       Mylan Laboratories, Inc. 5.75% due 08/15/10.................      225,000        217,688
                       Mylan Laboratories, Inc. 6.38% due 08/15/15.................      675,000        651,375
                       Health Services -- 1.3%
                       Community Health Systems, Inc. 6.50% due 12/15/12...........      378,000        356,265
                       Concentra Operating Corp. 9.13% due 06/01/12................      475,000        492,812
                       Concentra Operating Corp. 9.50% due 08/15/10................      275,000        285,313
                       Genesis Healthcare Corp. 2.50% due 03/15/25
                         (Convertible)*............................................       25,000         27,094
                       Genesis Healthcare Corp. 8.00% due 10/15/13.................      500,000        521,250
                       HCA, Inc. 6.30% due 10/01/12................................      225,000        189,000
                       HCA, Inc. 6.38% due 01/15/15................................      426,000        341,865
                       Multiplan, Inc. 10.38% due 04/15/16*........................      750,000        757,500
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15..............      517,000        501,490
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................      525,000        443,625
                       Tenet Healthcare Corp. 7.38% due 02/01/13...................      525,000        455,437

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 1.3%
                       CDRV Investors, Inc. 9.63% due 01/01/15(2)..................  $ 1,025,000   $    725,187
                       Encore Medical IHC, Inc. 9.75% due 10/01/12.................      650,000        711,750
                       Inverness Medical Innovations, Inc. 8.75% due 02/15/12(2)...    1,575,000      1,527,750
                       Universal Hospital Services, Inc. 10.13% due 11/01/11.......    1,175,000      1,216,125
                                                                                                   -------------
                                                                                                      9,421,526
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.2%
                       Aerospace & Military Technology -- 0.4%
                       Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08.........    1,550,000      1,162,500
                       L-3 Communications Corp. 6.13% due 07/15/13.................      250,000        239,375
                       Business Services -- 5.4%
                       Affinity Group, Inc. 9.00% due 02/15/12.....................    1,150,000      1,150,000
                       Alderwoods Group, Inc. 7.75% due 09/15/12...................      425,000        447,844
                       Allied Waste North America, Inc. 8.50% due 12/01/08.........    1,725,000      1,789,687
                       Carriage Services, Inc. 7.88% due 01/15/15..................      973,000        948,675
                       Corrections Corp. of America 6.25% due 03/15/13.............      775,000        732,375
                       Dayton Superior Corp. 13.00% due 06/15/09...................      975,000        894,562
                       DI Finance/DynCorp., Series B 9.50% due 02/15/13............    1,232,000      1,275,120
                       FTI Consulting, Inc. 7.63% due 06/15/13.....................      425,000        429,250
                       H&E Equipment Services LLC 11.13% due 06/15/12..............       75,000         82,331
                       Interline Brands, Inc. 8.13% due 06/15/14...................      550,000        554,125
                       H&E Equipment Services, Inc. 8.38% due 07/15/16*............      875,000        883,750
                       Mobile Mini, Inc. 9.50% due 07/01/13........................      487,000        521,090
                       Mobile Services Group, Inc. 9.75% due 08/01/14*.............      500,000        506,250
                       NationsRent Cos., Inc. 9.50% due 05/01/15...................    1,000,000      1,166,330
                       Penhall International Corp. 12.00% due 08/01/14*............      425,000        438,813
                       Pliant Corp. 11.13% due 09/01/09(5).........................    2,106,000      1,969,110
                       Service Corp. International 6.50% due 03/15/08..............      700,000        697,375
                       Service Corp. International 6.75% due 04/01/16(2)...........      375,000        349,688
                       Service Corp. International 8.00% due 06/15/17*(2)..........      950,000        887,062
                       Stewart Enterprises, Inc. 6.25% due 02/15/13(2).............      525,000        468,563
                       Vertis, Inc. 9.75% due 04/01/09.............................      175,000        177,406
                       Vertis, Inc. 10.88% due 06/15/09............................    1,525,000      1,511,656
                       Machinery -- 0.4%
                       Case New Holland, Inc. 6.00% due 06/01/09...................      350,000        343,000
                       Dresser-Rand Group, Inc. 7.38% due 11/01/14(2)..............      727,000        694,285
                       Grant Prideco, Inc., Series B 6.13% due 08/15/15............      275,000        259,187
                       Venture Holdings Trust 11.00% due 06/01/07+(1)(5)(6)........      750,000            938
                       Multi-Industry -- 0.7%
                       ACCO Brands Corp. 7.63% due 08/15/15........................      225,000        208,125
                       Covalence Specialty Materials Corp. 10.25% due 03/01/16*....      450,000        437,625
                       Exide Corp. 10.00% due 03/15/25+(3)(6)......................    1,975,000              0
                       Indalex Holding Corp. 11.50% due 02/01/14*..................      700,000        721,875
                       Monitronics International, Inc. 11.75% due 09/01/10(2)......      925,000        909,969
                       Transportation -- 0.3%
                       PHI, Inc. 7.13% due 04/15/13*...............................      925,000        867,187
                                                                                                   -------------
                                                                                                     23,725,128
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 17.2%
                       Broadcasting & Media -- 7.5%
                       Adelphia Communications Corp. 10.25% due 06/15/11+(1)(5)....      750,000        461,250
                       CCH II LLC 10.25% due 09/15/10..............................    1,350,000      1,361,813
                       Charter Communications Holdings LLC 9.63% due 11/15/09......    2,250,000      1,890,000
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(2)...............................................    4,975,000      3,383,000
                       Charter Communications Holdings LLC 10.25% due 01/15/10.....      500,000        400,000

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Charter Communications Holdings LLC 10.75% due 10/01/09.....  $ 3,200,000   $  2,752,000
                       Charter Communications Holdings LLC 11.13% due 01/15/11.....    2,525,000      1,818,000
                       Fisher Communications, Inc. 8.63% due 09/15/14..............    1,725,000      1,770,281
                       Haights Cross Operating Co. 11.75% due 08/15/11.............      875,000        899,063
                       Lin Television Corp. 6.50% due 05/15/13.....................    1,445,000      1,316,756
                       Medianews Group, Inc. 6.38% due 04/01/14....................       60,000         52,275
                       Medianews Group, Inc. 6.88% due 10/01/13....................      595,000        545,169
                       Network Communications, Inc. 10.75% due 12/01/13*...........      325,000        325,000
                       Nexstar Finance, Inc. 7.00% due 01/15/14....................    1,500,000      1,353,750
                       Nexstar Finance Holdings LLC 11.38% due 04/01/13(2).........      800,000        642,000
                       Paxson Communications Corp. 11.76% due 01/15/13*(8).........    3,100,000      3,138,750
                       Young Broadcasting, Inc. 8.75% due 01/15/14.................      850,000        714,000
                       Young Broadcasting, Inc. 10.00% due 03/01/11................    1,875,000      1,720,312
                       Entertainment Products -- 0.2%
                       Cinemark, Inc. 9.75% due 03/15/14(2)........................      900,000        706,500
                       Leisure & Tourism -- 9.5%
                       AMC Entertainment, Inc. 9.88% due 02/01/12..................      675,000        680,906
                       American Airlines, Inc., Series 01-1A Pass-Through 6.82% due
                         05/23/11..................................................    4,175,000      4,091,500
                       Atlas Air, Inc.,, Series 99-1B Pass-Through 7.63% due
                         01/02/15..................................................    6,100,446      6,161,451
                       Atlas Air, Inc., Series 00-1A Pass Through 8.71% due
                         01/02/19..................................................    2,202,026      2,279,097
                       Atlas Air, Inc., Series 99-1C Pass Through 8.77% due
                         01/02/11..................................................      586,827        487,066
                       Atlas Air, Inc., Series 00-1B Pass Through 9.06% due
                         07/02/17..................................................    1,281,640      1,384,171
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................      697,867        663,144
                       Continental Airlines, Inc., Series 99-2 Pass Through 7.73%
                         due 03/15/11..............................................      943,640        884,445
                       Continental Airlines, Inc., Series 00-2 Pass-Through 8.31%
                         due 10/02/19..............................................      518,285        501,015
                       Delta Air Lines, Inc., Pass Through 7.57% due 05/18/12(5)...      900,000        903,375
                       Delta Air Lines, Inc. 9.50% due 11/18/08*(1)(5).............      600,000        618,000
                       Eldorado Casino Corp. (Shreveport) 10.00% due
                         08/01/12(4)(6)............................................    2,378,033      1,949,987
                       Eldorado Resorts LLC 9.00% due 04/15/14(3)(6)...............    3,250,000      3,250,000
                       Gaylord Entertainment Co. 6.75% due 11/15/14................      900,000        842,625
                       Northwest Airlines, Inc., Series 1A-1 Pass Through 7.04% due
                         04/01/22(5)...............................................    1,309,566      1,306,292
                       Pokagon Gaming Authority 10.38% due 06/15/14*...............      150,000        156,750
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................    1,000,000      1,052,500
                       Starwood Hotels & Resorts Worldwide, Inc. 7.88% due
                         05/01/12(2)...............................................      950,000      1,002,250
                       True Temper Sports, Inc. 8.38% due 09/15/11.................    1,110,000      1,007,325
                       United Airlines, Inc., Pass Through 6.20% due 03/01/10(5)...      491,104        487,421
                       Waterford Gaming LLC 8.63% due 09/15/12*....................    1,246,000      1,317,645
                                                                                                   -------------
                                                                                                     56,276,884
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 8.6%
                       Communication Equipment -- 0.4%
                       ICO North America, Inc. 7.50% due 08/15/09(3)(6)(12)........    1,125,000      1,350,000
                       Computers & Business Equipment -- 0.3%
                       Xerox Corp. 7.63% due 06/15/13..............................    1,000,000      1,010,000
                       Computer Services -- 0.5%
                       Activant Solutions, Inc. 9.50% due 05/01/16*................      625,000        590,625
                       Sungard Data Systems, Inc. 9.13% due 08/15/13...............      900,000        919,125
                       Computer Software -- 0.5%
                       Spheris, Inc. 11.00% due 12/15/12...........................    1,025,000        960,937
                       SS&C Technologies, Inc. 11.75% due 12/01/13*................      750,000        780,000
                       Electronics -- 0.9%
                       Advanced Micro Devices, Inc. 7.75% due 11/01/12.............    1,040,000      1,043,900
                       Amkor Technology, Inc. 9.25% due 06/01/16...................    1,125,000      1,035,000

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Sanmina-SCI Corp. 6.75% due 03/01/13........................  $   350,000   $    334,250
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      375,000        396,094
                       Telecommunications -- 6.0%
                       Allbritton Communications Co. 7.75% due 12/15/12............    1,175,000      1,163,250
                       American Cellular Corp. 10.00% due 08/01/11.................    1,925,000      2,016,437
                       Centennial Cellular 10.13% due 06/15/13.....................      725,000        764,875
                       Centennial Communications Corp. 10.00% due 01/01/13.........      215,000        214,463
                       Centennial Communications Corp. 11.26% due 01/01/13(8)......      975,000      1,004,250
                       Cincinnati Bell, Inc. 7.18% due 12/15/23....................      450,000        450,000
                       Cincinnati Bell, Inc. 7.20% due 11/29/23....................    1,850,000      1,785,250
                       Cincinnati Bell, Inc. 7.25% due 06/15/23....................      275,000        258,500
                       Insight Communications, Inc. 12.25% due 02/15/11(2).........    1,600,000      1,698,000
                       LCI International, Inc. 7.25% due 06/15/07..................    2,800,000      2,807,000
                       Rural Cellular Corp. 8.25% due 03/15/12*....................    1,025,000      1,058,313
                       Rural Cellular Corp. 9.75% due 01/15/10.....................    1,875,000      1,879,687
                       Rural Cellular Corp. 10.90% due 11/01/12(8).................      900,000        931,500
                       Windstream Corp. 8.63% due 08/01/16*........................    2,800,000      2,912,000
                       Zeus Special Subsidiary, Ltd. 9.25% due 02/01/15*(2)........    1,050,000        711,375
                                                                                                   -------------
                                                                                                     28,074,831
                                                                                                   -------------
                       MATERIALS -- 4.1%
                       Chemicals -- 0.9%
                       BCI US Finance Corp. 11.01% due 07/15/10*(8)................      775,000        790,500
                       Equistar Chemicals LP 10.63% due 05/01/11...................      450,000        483,750
                       Nalco Co. 8.88% due 11/15/13................................      140,000        141,400
                       Rockwood Specialties Group, Inc. 7.50% due 11/15/14(2)......      800,000        780,000
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........      383,000        411,725
                       Tronox Worldwide LLC 9.50% due 12/01/12.....................      220,000        227,150
                       Westlake Chemical Corp. 6.63% due 01/15/16..................      250,000        232,500
                       Forest Products -- 1.3%
                       Associated Materials, Inc. 11.25% due 03/01/14(2)...........      950,000        541,500
                       Bowater, Inc. 6.50% due 06/15/13............................    1,400,000      1,225,000
                       Caraustar Industries, Inc. 7.38% due 06/01/09...............    1,300,000      1,231,750
                       Dayton Superior Corp. 10.75% due 09/15/08...................    1,067,000      1,101,677
                       Metals & Minerals -- 1.9%
                       Allegheny Technologies, Inc. 8.38% due 12/15/11.............      675,000        712,125
                       Associated Materials, Inc. 9.75% due 04/15/12...............    1,625,000      1,592,500
                       Chaparral Steel Co. 10.00% due 07/15/13.....................      825,000        909,562
                       Crown Cork & Seal Co., Inc. 7.38% due 12/15/26..............      450,000        396,000
                       Crown Cork & Seal Co., Inc. 8.00% due 04/15/23..............      765,000        707,625
                       Freeport McMoRan, Inc. 7.00% due 02/15/08...................      975,000        975,000
                       Metals USA, Inc. 11.13% due 12/01/15*.......................      650,000        715,000
                       Renco Metals, Inc. 11.50% due 07/01/03+(1)(3)(5)(6)(7)......      600,000              0
                                                                                                   -------------
                                                                                                     13,174,764
                                                                                                   -------------
                       REAL ESTATE -- 1.3%
                       Real Estate Companies -- 0.3%
                       Trustreet Properties, Inc. 7.50% due 04/01/15...............    1,175,000      1,163,250
                       Real Estate Investment Trusts -- 1.0%
                       National Health Investors, Inc. 7.30% due 07/16/07..........    1,275,000      1,283,888
                       Omega Healthcare Investors, Inc. 7.00% due 04/01/14.........      625,000        601,563
                       Senior Housing Property Trust 8.63% due 01/15/12............    1,300,000      1,365,000
                                                                                                   -------------
                                                                                                      4,413,701
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 7.0%
                       Electric Utilities -- 2.8%
                       AES Corp. 8.75% due 05/15/13*...............................  $ 1,400,000   $  1,498,000
                       Edison Mission Energy 7.50% due 06/15/13*...................      900,000        888,750
                       Edison Mission Energy 7.75% due 06/15/16*...................      375,000        370,313
                       Mission Energy Holding Co. 13.50% due 07/15/08..............    2,025,000      2,262,938
                       NRG Energy, Inc. 7.38% due 02/01/16.........................    2,725,000      2,663,687
                       Reliant Resources, Inc. 9.50% due 07/15/13..................      196,000        200,900
                       VeraSun Energy 9.88% due 12/15/12*..........................    1,350,000      1,437,750
                       Gas & Pipeline Utilities -- 4.2%
                       Colorado Interstate Gas Co. 6.85% due 06/15/37..............    1,000,000      1,005,788
                       Copano Energy LLC 8.13% due 03/01/16........................      550,000        552,750
                       Dynegy-Roseton Danskammer, Series 01-B Pass Through 7.67%
                         due 11/08/16..............................................    1,175,000      1,169,125
                       El Paso Natural Gas Co. 7.63% due 08/01/10..................      300,000        305,250
                       El Paso Natural Gas Co. 8.63% due 01/15/22..................    1,650,000      1,805,290
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................    3,500,000      3,010,000
                       Pacific Energy Partners LP 6.25% due 09/15/15...............      393,000        381,210
                       Pacific Energy Partners LP 7.13% due 06/15/14...............    1,457,000      1,471,570
                       Pride International, Inc. 7.38% due 07/15/14................      425,000        429,250
                       Southern Star Central Corp. 6.75% due 03/01/16*.............      500,000        488,125
                       Transcontinental Gas Pipe Line Corp., Series B 7.00% due
                         08/15/11..................................................      475,000        483,312
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      775,000        859,281
                       Williams Cos., Inc. 7.88% due 09/01/21......................    1,725,000      1,750,875
                                                                                                   -------------
                                                                                                     23,034,164
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $227,269,683).....................                 231,407,248
                                                                                                   -------------

                       FOREIGN BONDS & NOTES -- 8.4%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Housing -- 0.0%
                       International Utility Structures, Inc. 10.75% due
                         02/01/08+(1)(3)(6)(9).....................................    3,329,000         66,580
                       Retail -- 0.3%
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................    1,125,000      1,050,469
                                                                                                   -------------
                                                                                                      1,117,049
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.2%
                       Food, Beverage & Tobacco -- 0.2%
                       JBS SA 10.50% due 08/04/16*(3)..............................      800,000        800,000
                                                                                                   -------------
                       ENERGY -- 1.6%
                       Energy Services -- 1.3%
                       Bluewater Finance, Ltd. 10.25% due 02/15/12.................    1,225,000      1,246,437
                       Compton Petroleum Finance Corp. 7.63% due 12/01/13..........      900,000        866,250
                       North American Energy Partners, Inc. 8.75% due 12/01/11.....      785,000        785,000
                       North American Energy Partners, Inc. 9.00% due 06/01/10.....    1,300,000      1,365,000
                       Energy Sources -- 0.3%
                       Adaro Finance BV 8.50% due 12/08/10*........................      875,000        875,000
                       AES Drax Energy, Ltd., Series B 11.50% due
                         08/30/10+(1)(6)...........................................    4,590,000          4,590
                                                                                                   -------------
                                                                                                      5,142,277
                                                                                                   -------------
                       FINANCE -- 0.9%
                       Financial Services -- 0.3%
                       Nell AF SARL 8.38% due 08/15/15*............................    1,000,000        971,250

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.6%
                       Fairfax Financial Holdings, Ltd. 7.75% due 04/26/12.........  $   469,000   $    422,100
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........    1,800,000      1,532,250
                                                                                                   -------------
                                                                                                      2,925,600
                                                                                                   -------------
                       HEALTHCARE -- 0.3%
                       Drugs -- 0.3%
                       Elan Finance PLC 7.75% due 11/15/11.........................    1,075,000      1,032,000
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Transportation -- 0.5%
                       Grupo Transportacion Ferroviaria Mexicana SA de CV 9.38% due
                         05/01/12..................................................      350,000        371,875
                       Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14................    1,175,000      1,066,313
                                                                                                   -------------
                                                                                                      1,438,188
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.9%
                       Broadcasting & Media -- 0.6%
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............    2,357,000      2,003,450
                       Leisure & Tourism -- 0.3%
                       Corp Interamericana de Entretenimiento SA 8.88% due
                         06/14/15*.................................................      620,000        589,000
                       Grupo Posadas SA de CV 8.75% due 10/04/11*..................      500,000        508,750
                                                                                                   -------------
                                                                                                      3,101,200
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.7%
                       Electronics -- 0.5%
                       MagnaChip Semiconductor SA 6.88% due 12/15/11...............      500,000        406,250
                       MagnaChip Semiconductor SA 8.00% due 12/15/14...............       50,000         33,125
                       Solectron Global Finance, Ltd. 8.00% due 03/15/16*..........      650,000        629,687
                       STATS ChipPac, Ltd. 6.75% due 11/15/11......................      400,000        373,000
                       Telecommunications -- 1.2%
                       Nordic Telephone Co. Holding Aps 8.88% due 05/01/16*........    1,200,000      1,236,000
                       Intelsat, Ltd. 9.25% due 06/15/16*..........................    1,400,000      1,431,500
                       Intelsat, Ltd. 11.25% due 06/15/16*.........................      775,000        782,750
                       Rogers Wireless, Inc. 7.25% due 12/15/12....................      450,000        455,625
                                                                                                   -------------
                                                                                                      5,347,937
                                                                                                   -------------
                       MATERIALS -- 2.0%
                       Chemicals -- 1.0%
                       Montell Finance Co. BV 8.10% due 03/15/27*..................      625,000        571,875
                       Rhodia SA 8.88% due 06/01/11................................    2,666,000      2,712,655
                       Forest Products -- 0.7%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............    1,850,000      1,782,938
                       Abitibi-Consolidated, Inc. 8.85% due 08/01/30...............      525,000        446,906
                       Metals & Minerals -- 0.3%
                       CSN Islands VIII Corp. 9.75% due 12/16/13...................      225,000        250,312
                       CSN Islands IX Corp. 10.50% due 01/15/15*(2)................      725,000        821,063
                                                                                                   -------------
                                                                                                      6,585,749
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $32,337,105)..............                  27,490,000
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT/         VALUE
                       LOAN AGREEMENTS -- 1.2%                                         SHARES        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Household Products -- 0.3%
                       Vitro Envases Norteamerica SA 11.20% due 02/26/10(12).......  $   966,667   $    973,917
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Machinery -- 0.3%
                       Autocam Corp. 13.50% due 01/23/12(6)........................    1,007,936        982,738
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Electronics -- 0.6%
                       Delphi Corp. 11.45% due 06/14/11(6).........................    1,745,625      1,813,267
                                                                                                   -------------
                       TOTAL LOAN AGREEMENTS (cost $3,754,790).....................                   3,769,922
                                                                                                   -------------

                       COMMON STOCK -- 8.3%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 1.5%
                       Energy Services -- 1.5%
                       Trico Marine Services, Inc.+................................      132,330      4,849,895
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.+(3)(6)..........................        1,297             13
                                                                                                   -------------
                                                                                                      4,849,908
                                                                                                   -------------
                       HEALTHCARE -- 0.1%
                       Health Services -- 0.1%
                       Critical Care Systems International, Inc.+(3)(6)(12)........       70,165        331,880
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Leisure & Tourism -- 0.1%
                       Capital Gaming International, Inc.+(3)(6)...................          103              0
                       Shreveport Gaming Holdings, Inc.+(3)(6)(12).................       17,578        404,698
                                                                                                   -------------
                                                                                                        404,698
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 6.1%
                       Telecommunications -- 6.1%
                       iPCS, Inc.+(6)..............................................      427,262     19,914,682
                                                                                                   -------------
                       UTILITIES -- 0.5%
                       Electric Utilities -- 0.5%
                       Mirant Corp.+...............................................       58,972      1,566,886
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $10,674,650).......................                  27,068,054
                                                                                                   -------------
                       PREFERRED STOCK -- 1.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Retail -- 0.4%
                       General Nutrition Centers, Inc. 12.00%(6)...................          900      1,080,000
                       Rent-Way, Inc. 8.00% (Convertible)(3)(6)(12)................           20        272,841
                                                                                                   -------------
                                                                                                      1,352,841
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.7%
                       Broadcasting & Media -- 0.7%
                       Paxson Communications Corp. 13.25%..........................          249      2,128,950
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $3,321,217).....................                   3,481,791
                                                                                                   -------------

                                                           ---------------------

                                                                                      WARRANTS/
                                                                                      PRINCIPAL        VALUE
                       WARRANTS -- 0.0%+                                               AMOUNT        (NOTE 1)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Services -- 0.0%
                       Transmeridian Exploration, Inc. Expires 12/15/10 (strike
                         price $4.31)(3)...........................................  $    44,885   $     98,747
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $0.01)*(3)(6).............................................        1,000             10
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/10 (strike price
                         $0.00)*(3)(6).............................................        2,400             24
                       KMC Telecom Holdings, Inc. Expires 04/15/08 (strike price
                         $0.01)(3)(6)..............................................        4,650              0
                       Leap Wireless International, Inc. Expires 04/15/10 (strike
                         price $96.80)*(3)(6)......................................        3,500              0
                       Leap Wireless, Inc. Expires 04/15/10 (strike price
                         $96.80)*(3)(6)............................................        3,700              0
                                                                                                   -------------
                                                                                                             24
                                                                                                   -------------
                       TOTAL WARRANTS (cost $326,169)..............................                      98,781
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $277,683,614)...                 293,315,796
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 9.0%
                       -----------------------------------------------------------------------------------------
                       UBS Securities LLC Joint Repurchase Agreement(10)
                         (cost $29,618,000)........................................   29,618,000     29,618,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $307,301,613)@                           98.7%                       322,933,796
                       Other assets less liabilities --                  1.3                          4,132,788
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $327,066,584
                                                                       ======                      =============

              -----------------------------

                        +    Non-income producing security
                        #    Security represents in a affiliated company; see Note 8.
                        *    Securities exempt from registration under Rule 144A of the
                             Securities Act of 1933. The portfolio has no rights to
                             demand registration of these securities. These securities
                             may be sold in transactions exempt from registration,
                             normally to qualified institutional buyers. At July 31,
                             2006, the aggregate value of these securities was
                             $55,040,689 representing 16.8% of net assets. Unless
                             otherwise indicated, these securities are not considered to be illiquid.
                        @    See Note 3 for Cost of Investments on a Tax Basis.
                       (1)   Bond in default
                       (2)   Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
                       (3)   Fair valued security; see Note 2
                       (4)   PIK ("Payment-in-Kind") payment made with additional
                             securities in lieu of cash.
                       (5)   Company has filed Chapter 11 bankruptcy.
                       (6)   Illiquid security
                       (7)   Security is subject to litigation, the outcome of which is still to be determined. At the time of maturity, defaulted in both principal and interest.
                       (8)   Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2006.
                       (9)   Company has filed bankruptcy in country of issuance.
                       (10)  See Note 2 for details of Joint Repurchase Agreement.
                       (11)  Bond in default subsequent to July 31, 2006.

---------------------

              (12) To the extent permitted by the Statement of Additional
                   Information, the High Yield Bond Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2006, the High Yield Bond Portfolio held the following restricted securities:

                       ----------------------------------------------------------------------------------------------------------
                                                                                                            MARKET     VALUE AS A
                                                     ACQUISITION   PRINCIPAL/   ACQUISITION     MARKET       VALUE        % OF
                                   NAME                 DATE         SHARES        COST         VALUE      PER SHARE   NET ASSETS
                       ----------------------------------------------------------------------------------------------------------
                       Critical Care Systems
                         International, Inc. Common
                         Stock.....................  06/20/06          70,165   $  583,324    $  331,880    $     5       0.10%
                       ICO North America, Inc.
                         7.50% due 08/15/09........  08/11/05      $1,125,000    1,125,000     1,350,000        120       0.43
                       Rent-Way, Inc. 8.00%
                         (Convertible)
                         Preferred Stock...........  05/29/03              15      150,000       204,631     12,577       0.06
                       Rent-Way, Inc. 8.00%
                         (Convertible)
                         Preferred Stock...........  05/14/04               5       50,000        68,210     12,577       0.02
                       Shreveport Gaming Holdings,
                         Inc.
                         Common Stock..............  07/21/05           2,402       55,313        55,312         23       0.02
                       Shreveport Gaming Holdings,
                         Inc.
                         Common Stock..............  07/29/05          15,176      349,393       349,386         23       0.11
                       Southern Energy, Inc.
                         7.90% due 07/15/09........  01/10/06      $4,750,000            0             0          0       0.00
                       Vitro Envases Norteamerica
                         SA
                         11.20% due 02/26/10.......  02/24/05      $  349,644      347,826       340,525         97       0.10
                       Vitro Envases Norteamerica
                         SA
                         11.20% due 02/26/10.......  03/31/05      $  650,356      650,356       633,392         97       0.19
                                                                                              ----------                  ----
                                                                                              $3,379,529                  1.03%
                                                                                              ==========                  ====

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.......................  36.7%
      Financial Services.............................  11.4
      Gas & Pipeline Utilities.......................   6.1
      Business Services..............................   4.2
      Energy Services................................   3.9
      Leisure & Tourism..............................   3.6
      Food, Beverage & Tobacco.......................   3.1
      Telecommunications.............................   2.5
      Chemicals......................................   2.4
      Health Services................................   2.0
      Broadcasting & Media...........................   1.9
      Automotive.....................................   1.7
      Repurchase Agreement...........................   1.7
      Electric Utilities.............................   1.6
      Energy Sources.................................   1.6
      Apparel & Textiles.............................   1.5
      Metals & Minerals..............................   1.5
      Retail.........................................   1.4
      Forest Products................................   1.2
      Machinery......................................   1.2
      Drugs..........................................   1.1
      Communication Equipment........................   1.0
      Multi-Industry.................................   1.0
      Banks..........................................   0.7
      Electronics....................................   0.7
      Medical Products...............................   0.6
      Chemicals......................................   0.5
      Aerospace & Military Technology................   0.4
      Computer Services..............................   0.3
      Government Agency..............................   0.2
      Housing........................................   0.2
                                                       ----
                                                       97.9%
                                                       ====

      COUNTRY ALLOCATION*
      United States.................................      49.2%
      Mexico........................................       6.2
      Philippines...................................       5.7
      Russia........................................       5.1
      Brazil........................................       5.1
      Venezuela.....................................       3.6
      Luxembourg....................................       2.7
      Netherlands...................................       2.2
      Canada........................................       2.2
      Germany.......................................       1.8
      Turkey........................................       1.6
      Peru..........................................       1.6
      Argentina.....................................       1.6
      Panama........................................       1.3
      Chile.........................................       0.9
      Colombia......................................       0.8
      Nigeria.......................................       0.7
      Ecuador.......................................       0.7
      Saudi Arabia..................................       0.5
      Czech Republic................................       0.5
      Bermuda.......................................       0.5
      South Africa..................................       0.4
      Qatar.........................................       0.4
      Cayman Island.................................       0.4
      Bangladesh....................................       0.4
      Tunisia.......................................       0.3
      Malaysia......................................       0.3
      France........................................       0.3
      Bulgaria......................................       0.3
      Ivory Coast...................................       0.2
      Denmark.......................................       0.2
      United Kingdom................................       0.1
      Ireland.......................................       0.1
                                                        ------
                                                          97.9%
                                                        ======

      CREDIT QUALITY#+
      A............................................       7.2%
      BBB..........................................      18.0
      BB...........................................      38.5
      B............................................      24.6
      CCC..........................................       5.3
      Below C......................................       0.4
      Not Rated@...................................       6.0
                                                      -------
                                                        100.0%
                                                      =======

    -------------------
    *  Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
    +  Source: Standard and Poors.
    # Calculated as a percentage of total debt issues, excluding short-term securities.

---------------------
    48

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES -- 46.8%                                              AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.8%
                       Apparel & Textiles -- 1.5%
                       Brown Shoe, Inc. 8.75% due 05/01/12.........................       $   180,000   $   183,600
                       Levi Strauss & Co. 10.26% due 04/01/12(1)...................           460,000       471,500
                       Limited, Inc. 6.13% due 12/01/12............................           235,000       230,143
                       Oxford Industries, Inc. 8.88% due 06/01/11..................           105,000       105,525
                       Phillips-Van Heusen Corp. 7.25% due 02/15/11................           250,000       248,125
                       Automotive -- 1.7%
                       Arvinmeritor, Inc. 8.75% due 03/01/12.......................            95,000        91,913
                       Ford Motor Co. 7.45% due 07/16/31...........................           285,000       209,475
                       General Motors Corp. 7.13% due 07/15/13.....................           100,000        85,000
                       General Motors Corp. 8.38% due 07/15/33.....................           260,000       213,200
                       Sonic Automotive, Inc. 8.63% due 08/15/13...................           495,000       490,050
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................           313,000       332,562
                       Housing -- 0.2%
                       Technical Olympic USA, Inc. 9.00% due 07/01/10..............           110,000       102,300
                       Technical Olympic USA, Inc. 10.38% due 07/01/12.............            95,000        82,650
                       Retail -- 1.4%
                       Interface, Inc. 7.30% due 04/01/08..........................            50,000        50,375
                       Interface, Inc. 9.50% due 02/01/14..........................           205,000       210,125
                       Interface, Inc. 10.38% due 02/01/10.........................            60,000        65,550
                       Linens N Things, Inc. 11.13% due 01/15/14*(1)...............           295,000       273,612
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................            90,000        81,450
                       Petro Stopping Centers LP 9.00% due 02/15/12................           310,000       308,450
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................           156,000       163,410
                                                                                                        ------------
                                                                                                          3,999,015
                                                                                                        ------------
                       CONSUMER STAPLES -- 3.1%
                       Food, Beverage & Tobacco -- 3.1%
                       Albertsons, Inc. 7.25% due 05/01/13.........................           225,000       216,419
                       Albertsons, Inc. 7.50% due 02/15/11.........................            90,000        89,802
                       Delhaize America, Inc. 8.13% due 04/15/11...................           260,000       276,621
                       Michael Foods, Inc. 8.00% due 11/15/13......................           155,000       153,062
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................           305,000       305,763
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................           415,000       434,712
                       RJ Reynolds Tobacco Holdings, Inc. 6.50% due 07/15/10*......           420,000       416,763
                       Smithfield Foods, Inc. 7.00% due 08/01/11...................           550,000       543,125
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................           100,000        99,750
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................            50,000        51,000
                                                                                                        ------------
                                                                                                          2,587,017
                                                                                                        ------------
                       ENERGY -- 4.3%
                       Energy Services -- 2.7%
                       CMS Energy Corp. 7.50% due 01/15/09.........................           300,000       305,250
                       El Paso Production Holding Co. 7.75% due 06/01/13...........           285,000       289,631
                       Hanover Compressor Co. 8.63% due 12/15/10...................            40,000        41,300
                       Hanover Compressor Co. 9.00% due 06/01/14...................            70,000        74,550
                       Hanover Equipment Trust 8.50% due 09/01/08..................            62,000        63,085
                       Hanover Equipment Trust 8.75% due 09/01/11..................           105,000       109,463

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Hilcorp Energy I LP 7.75% due 11/01/15*.....................       $   335,000   $   328,300
                       Hilcorp Energy I LP 10.50% due 09/01/10*....................           153,000       165,814
                       Kinder Morgan, Inc. 6.50% due 09/01/12......................           310,000       296,635
                       Magnum Hunter Resources, Inc. 9.60% due 03/15/12............            84,000        88,935
                       PSEG Energy Holdings, Inc. 8.63% due 02/15/08...............           470,000       483,513
                       Energy Sources -- 1.6%
                       Chaparral Energy, Inc. 8.50% due 12/01/15*..................           295,000       295,000
                       Chesapeake Energy Corp. 6.38% due 06/15/15..................            95,000        89,300
                       Chesapeake Energy Corp. 6.63% due 01/15/16..................           135,000       128,588
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................           310,000       311,937
                       Chesapeake Energy Corp. 7.63% due 07/15/13..................            60,000        60,975
                       Colorado Interstate Gas Co. 6.80% due 11/15/15..............           170,000       165,551
                       Foundation Pennsylvania Coal Co. 7.25% due 08/01/14.........            70,000        67,900
                       Pogo Producing Co. 6.88% due 10/01/17.......................           240,000       227,100
                                                                                                        ------------
                                                                                                          3,592,827
                                                                                                        ------------
                       FINANCE -- 5.4%
                       Financial Services -- 5.4%
                       CA FM Lease Trust 8.50% due 07/15/17*.......................           209,568       224,726
                       Citigroup Funding, Inc. 15.00% due 01/30/09 (Central Bank of
                         Nigeria Mtg. Bond Linked).................................           487,500       543,353
                       Citigroup Funding, Inc. zero coupon due 06/28/07 (Turkish
                         Lira Linked)..............................................         1,240,000     1,108,448
                       Citigroup Funding, Inc. 6.00% due 05/18/09 (Brazilian
                         Treasury Bond Linked).....................................           350,000       339,303
                       Ford Motor Credit Co. 5.80% due 01/12/09....................           240,000       223,127
                       General Motors Acceptance Corp. 4.38% due 12/10/07..........           245,000       236,673
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........           410,000       397,000
                       Innophos Investments Holdings, Inc. 13.41% due
                         02/15/15(2)...............................................           179,127       186,292
                       JPMorgan Chase Bank NA zero coupon due 06/27/07.............         1,020,000       843,894
                       MedCath Holdings Corp. 9.88% due 07/15/12...................           220,000       226,600
                       Residential Capital Corp. 6.38% due 06/30/10................           205,000       204,310
                                                                                                        ------------
                                                                                                          4,533,726
                                                                                                        ------------
                       HEALTHCARE -- 3.7%
                       Drugs -- 1.1%
                       AmerisourceBergen Corp. 5.63% due 09/15/12..................           530,000       506,522
                       Omnicare, Inc. 6.75% due 12/15/13...........................           205,000       197,569
                       Warner Chilcott Corp. 8.75% due 02/01/15....................           215,000       213,387
                       Health Services -- 2.0%
                       Community Health Systems, Inc. 6.50% due 12/15/12...........           320,000       301,600
                       Davita, Inc. 6.63% due 03/15/13.............................           180,000       171,450
                       Extendicare Health Services, Inc. 6.88% due 05/01/14........           485,000       504,400
                       HCA, Inc. 6.30% due 10/01/12................................           135,000       113,400
                       HCA, Inc. 6.50% due 02/15/16................................           270,000       214,987
                       HCA, Inc. 7.69% due 06/15/25................................           275,000       217,064
                       Tenet Healthcare Corp. 7.38% due 02/01/13...................           115,000        99,763
                       Tenet Healthcare Corp. 9.88% due 07/01/14...................            55,000        52,525
                       Medical Products -- 0.6%
                       Fresenius Medical Care Capital Trust II 7.88% due
                         02/01/08..................................................           390,000       390,000
                       Fresenius Medical Care Capital Trust IV 7.88% due
                         06/15/11..................................................           145,000       146,450
                                                                                                        ------------
                                                                                                          3,129,117
                                                                                                        ------------
                       INDUSTRIAL & COMMERCIAL -- 5.6%
                       Aerospace & Military Technology -- 0.4%
                       K & F Acquisition, Inc. 7.75% due 11/15/14..................           355,000       348,788

---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services -- 3.0%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........       $   150,000   $   160,877
                       Allied Waste North America, Inc. 5.75% due 02/15/11.........           125,000       118,125
                       Allied Waste North America, Inc. 6.38% due 04/15/11.........            75,000        72,187
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........           155,000       156,550
                       Allied Waste North America, Inc. 8.50% due 12/01/08.........           100,000       103,750
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........            47,000        49,938
                       Buhrmann U.S., Inc. 7.88% due 03/01/15......................            90,000        87,300
                       Buhrmann U.S., Inc. 8.25% due 07/01/14......................           215,000       213,387
                       Crown Americas Capital Corp. 7.63% due 11/15/13*............           225,000       222,188
                       Iron Mountain, Inc. 7.75% due 01/15/15......................           210,000       204,750
                       Iron Mountain, Inc. 8.63% due 04/01/13......................           225,000       229,500
                       JohnsonDiversey, Inc. 9.63% due 05/15/12....................  EUR      300,000       326,730
                       National Mentor Holdings, Inc. 11.25% due 07/01/14*.........           170,000       172,975
                       Nortek, Inc. 8.50% due 09/01/14.............................           310,000       289,850
                       Propex Fabrics, Inc. 10.00% due 12/01/12....................           125,000       111,250
                       Machinery -- 1.2%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................           405,000       435,375
                       Goodman Global Holdings, Inc. 8.33% due 06/15/12(1).........            54,000        54,135
                       Hexcel Corp. 6.75% due 02/01/15.............................           285,000       272,887
                       RBS Global, Inc. 9.50% due 08/01/14*........................           220,000       220,000
                       Multi-Industry -- 1.0%
                       Covalence Specialty Materials Corp. 10.25% due 03/01/16*....           230,000       223,675
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....           280,000       280,000
                       Koppers, Inc. 9.88% due 10/15/13............................           110,000       119,075
                       VWR International, Inc. 6.88% due 04/15/12..................           275,000       261,937
                                                                                                        ------------
                                                                                                          4,735,229
                                                                                                        ------------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Broadcasting & Media -- 1.9%
                       Cablevision Systems Corp. 9.62% due 04/01/09(1).............           335,000       356,775
                       Charter Communications Holdings I LLC 11.00% due 10/01/15...           116,000       104,110
                       Dex Media East LLC 12.13% due 11/15/12......................           101,000       112,868
                       Dex Media West LLC 9.88% due 08/15/13.......................           156,000       168,090
                       EchoStar DBS Corp. 6.38% due 10/01/11.......................           360,000       351,900
                       Houghton Mifflin Co. 9.88% due 02/01/13.....................           215,000       222,794
                       Lin Television Corp. 6.50% due 05/15/13.....................           325,000       296,156
                       Leisure & Tourism -- 3.6%
                       AMC Entertainment, Inc. 9.42% due 08/15/10(1)...............           155,000       159,844
                       Host Marriott LP 7.13% due 11/01/13.........................           520,000       520,650
                       Houghton Mifflin Co. 8.25% due 02/01/11.....................           200,000       202,000
                       Isle of Capri Casinos, Inc. 7.00% due 03/01/14..............           415,000       396,325
                       Las Vegas Sands Corp. 6.38% due 02/15/15....................           325,000       300,625
                       MGM Mirage, Inc. 6.00% due 10/01/09.........................           660,000       641,850
                       Park Place Entertainment Corp. 8.88% due 09/15/08...........           300,000       313,875
                       Starwood Hotels & Resorts Worldwide, Inc. 7.88% due
                         05/01/12..................................................           110,000       116,050
                       Station Casinos, Inc. 6.00% due 04/01/12....................           385,000       361,418
                                                                                                        ------------
                                                                                                          4,625,330
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 2.4%
                       Communication Equipment -- 0.4%
                       American Tower Corp. 7.13% due 10/15/12.....................           175,000       175,875
                       American Tower Corp. 7.50% due 05/01/12.....................           165,000       168,300
                       Rhythms NetConnections, Inc., Series B 13.50% due
                         05/15/08+(3)(4)(7)........................................         1,700,000             0
                       Rhythms NetConnections, Inc., Series B 14.00% due
                         02/15/10+(3)(4)(7)........................................           400,000             0

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 0.3%
                       Sungard Data Systems, Inc. 9.97% due 08/15/13(1)............       $    15,000   $    15,600
                       Sungard Data Systems, Inc. 9.13% due 08/15/13...............           195,000       199,144
                       Electronics -- 0.7%
                       Fisher Scientific International, Inc. 6.13% due 07/01/15....           405,000       390,319
                       UCAR Finance, Inc. 10.25% due 02/15/12......................           230,000       240,637
                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% due 07/15/10+(3)(4)(7)...           485,000             0
                       Telecommunications -- 1.0%
                       General Cable Corp. 9.50% due 11/15/10......................            95,000       101,175
                       PanAmSat Corp. 9.00% due 08/15/14...........................            39,000        39,634
                       Qwest Communications International, Inc. 8.67% due
                         02/15/09(1)...............................................           365,000       371,844
                       UbiquiTel Operating Co. 9.88% due 03/01/11..................           225,000       244,687
                       United States West Communications, Inc. 5.63% due
                         11/15/08..................................................            60,000        59,025
                                                                                                        ------------
                                                                                                          2,006,240
                                                                                                        ------------
                       MATERIALS -- 4.3%
                       Chemicals -- 2.4%
                       Equistar Chemicals LP 10.13% due 09/01/08...................           225,000       236,812
                       Equistar Chemicals LP 10.63% due 05/01/11...................           175,000       188,125
                       Huntsman International LLC 10.13% due 07/01/09..............  EUR      166,000       208,472
                       Innophos, Inc. 8.88% due 08/15/14...........................           175,000       175,000
                       Lyondell Chemical Co. 10.50% due 06/01/13...................            95,000       104,263
                       Millennium America, Inc. 9.25% due 06/15/08.................           190,000       194,275
                       Nalco Co. 7.75% due 11/15/11................................           180,000       180,900
                       Nalco Co. 8.88% due 11/15/13................................           220,000       222,200
                       Rockwood Specialties Group, Inc. 7.63% due 11/15/14.........  EUR      100,000       129,975
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........           160,000       172,000
                       Westlake Chemical Corp. 6.63% due 01/15/16..................           175,000       162,750
                       Forest Products -- 1.2%
                       Glatfelter Co. 7.13% due 05/01/16*..........................            70,000        68,250
                       Graham Packaging Co., Inc. 8.50% due 10/15/12...............           200,000       194,000
                       Graham Packaging Co., Inc. 9.88% due 10/15/14...............           230,000       223,675
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................            30,000        30,150
                       Owens-Illinois, Inc. 7.50% due 05/15/10.....................           535,000       526,975
                       Metals & Minerals -- 0.7%
                       Glencore Nickel Property, Ltd. 9.00% due 12/01/14+(4)(7)....           135,000            14
                       Massey Energy Co. 6.88% due 12/15/13........................           370,000       341,325
                       United States Steel Corp. 9.75% due 05/15/10................           236,000       251,340
                                                                                                        ------------
                                                                                                          3,610,501
                                                                                                        ------------
                       UTILITIES -- 7.7%
                       Electric Utilities -- 1.6%
                       AES Corp. 7.75% due 03/01/14................................           135,000       136,350
                       AES Corp. 8.88% due 02/15/11................................            26,000        27,430
                       AES Corp. 9.00% due 05/15/15*...............................           175,000       188,125
                       AES Corp. 9.38% due 09/15/10................................            30,000        31,987
                       Ipalco Enterprises, Inc. 8.38% due 11/14/08.................           165,000       169,950
                       Ipalco Enterprises, Inc. 8.63% due 11/14/11.................            80,000        85,400
                       Monongahela Power Co. 5.00% due 10/01/06....................           205,000       204,734
                       MSW Energy Holdings LLC 7.38% due 09/01/10..................           175,000       175,000
                       MSW Energy Holdings LLC 8.50% due 09/01/10..................            45,000        45,900
                       Nevada Power Co. 8.25% due 06/01/11.........................           140,000       151,501
                       Nevada Power Co. 9.00% due 08/15/13.........................           104,000       112,883

---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities -- 6.1%
                       Northwest Pipeline Corp. 8.13% due 03/01/10.................       $    45,000   $    46,575
                       Pacific Energy Partners LP 7.13% due 06/15/14...............           185,000       186,850
                       Pemex Project Funding Master Trust 6.63% due 06/15/10*(1)...         1,000,000     1,022,500
                       Pemex Project Funding Master Trust 8.63% due 12/01/23.......           440,000       508,200
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......         1,130,000     1,253,170
                       Pemex Project Funding Master Trust 9.50% due 09/15/27.......         1,270,000     1,607,820
                       Southern Natural Gas Co. 8.88% due 03/15/10.................            85,000        89,824
                       Williams Cos., Inc. 7.88% due 09/01/21......................           395,000       400,925
                                                                                                        ------------
                                                                                                          6,445,124
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $41,022,025)......................                      39,264,126
                                                                                                        ------------

                       FOREIGN BONDS & NOTES -- 48.9%
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 1.2%
                       Energy Services -- 1.2%
                       Compagnie Generale De Geophysique SA 7.50% due 05/15/15.....            85,000        83,088
                       Empresa Nacional De Petroleo 6.75% due 11/15/12.............           720,000       750,419
                       Husky Oil, Ltd. 8.90% due 08/15/28(5).......................           145,000       153,221
                                                                                                        ------------
                                                                                                            986,728
                                                                                                        ------------
                       FINANCE -- 6.7%
                       Banks -- 0.7%
                       Banco ABN AMRO Real SA 15.86% due 12/13/07*(4)..............  BRL      800,000       371,409
                       Banque Centrale De Tunisie 7.38% due 04/25/12...............           230,000       242,650
                       Financial Services -- 6.0%
                       Aries Vermogensverwaltung GmbH 9.60% due 10/25/14...........         1,000,000     1,259,600
                       GAZ Capital SA 8.63% due 04/28/34...........................           730,000       878,774
                       JSG Funding PLC 10.13% due 10/01/12.........................  EUR       85,000       117,808
                       National Gas Co. of Trinidad and Tobago, Ltd. 6.05% due
                         01/15/36*.................................................           460,000       420,118
                       Pindo Deli Finance BV 6.00% due 04/28/15*(5)................         1,743,170       331,202
                       Pindo Deli Finance BV 6.00% due 04/28/18(5).................           864,395       475,417
                       Pindo Deli Finance BV 6.13% due 04/28/27*(5)................           280,837       207,820
                       RSHB Capital SA 7.18% due 05/16/13*.........................           480,000       486,480
                       Tjiwi Kimia Finance BV 2.12% due 04/28/15* Tranche A(1).....           311,429       236,686
                       Tjiwi Kimia Finance BV 6.00% due 04/29/15 Tranche A(1)......           135,384       102,892
                       Tjiwi Kimia Finance BV 6.00% due 04/28/18* Tranche B(1).....           586,980       340,448
                       Tjiwi Kimia Finance BV 6.00% due 04/28/27* Tranche C(5).....           724,965       137,743
                                                                                                        ------------
                                                                                                          5,609,047
                                                                                                        ------------
                       FOREIGN GOVERNMENT BONDS -- 36.4%
                       Government Bonds -- 36.4%
                       Central Bank of Nigeria, Series WW 6.25% due 11/15/20(6)....           500,000       496,250
                       Federal Republic of Brazil 8.88% due 10/14/19...............         1,820,000     2,111,200
                       Federal Republic of Brazil 8.88% due 04/15/24...............           210,000       244,020
                       Federal Republic of Brazil 10.50% due 07/14/14..............           340,000       419,390
                       Federal Republic of Brazil 14.50% due 10/15/09..............         1,170,000     1,463,670
                       Government of Malaysia 7.50% due 07/15/11...................           100,000       107,633
                       Government of Malaysia 8.75% due 06/01/09...................           110,000       118,673
                       Republic of Argentina 5.83% due 12/31/33(5).................  ARS    1,910,000       773,015
                       Republic of Argentina 8.28% due 12/31/33....................           206,466        17,219
                       Republic of Argentina (Linked variable rate) 86.7% due
                         04/10/05(3)+..............................................           770,000       315,700
                       Republic of Argentina 3.97% due 12/31/33....................            77,406        69,627
                       Republic of Bulgaria 8.25% due 01/15/15*....................           499,000       573,509
                       Republic of Colombia 9.75% due 04/09/11.....................           252,888       275,648
                       Republic of Colombia 11.75% due 02/25/20....................           305,000       417,850
                       Republic of Columbia 8.13% due 05/21/24.....................           300,000       324,000
                       Republic of Columbia 8.25% due 12/22/14.....................           112,000       121,240

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                                    AMOUNT        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT BONDS (continued)
                       Government Bonds (continued)
                       Republic of Ecuador 9.38% due 12/15/15......................       $   100,000   $   104,240
                       Republic of Ecuador 10.00% due 08/15/30(6)..................           510,000       515,100
                       Republic of Ivory Coast 2.50% due 03/29/18+(3)..............           570,000       146,775
                       Republic of Panama 7.13% due 01/29/26.......................           390,000       390,390
                       Republic of Panama 7.25% due 03/15/15.......................           140,000       144,690
                       Republic of Panama 9.38% due 04/01/29.......................           310,000       381,300
                       Republic of Panama 9.63% due 02/08/11.......................           180,000       202,500
                       Republic of Peru 8.38% due 05/03/16.........................           180,000       198,000
                       Republic of Peru 8.75% due 11/21/33.........................           710,000       820,050
                       Republic of Peru 9.88% due 02/06/15.........................           265,000       317,338
                       Republic of Philippines 8.88% due 03/17/15..................         1,930,000     2,154,362
                       Republic of Philippines 9.00% due 02/15/13..................           450,000       498,375
                       Republic of Philippines 9.50% due 02/02/30..................         1,777,000     2,101,302
                       Republic of Philippines 10.63% due 03/16/25.................           430,000       550,938
                       Republic of South Africa 13.50% due 09/15/15................  ZAR    1,780,000       333,777
                       Republic of Turkey 11.00% due 01/14/13......................           580,000       685,850
                       Republic of Turkey 11.50% due 01/23/12......................           530,000       632,025
                       Republic of Venezuela 5.75% due 02/26/16....................           200,000       183,000
                       Republic of Venezuela 8.50% due 10/08/14....................           320,000       350,400
                       Republic of Venezuela 9.38% due 01/13/34....................           572,000       706,420
                       Republic of Venezuela 10.75% due 09/19/13...................         1,390,000     1,686,070
                       Russian Federation 7.50% due 03/31/30*(6)...................               556           605
                       Russian Federation 8.25% due 03/31/10.......................           262,224       273,395
                       Russian Federation 11.00% due 07/24/18......................           661,000       928,573
                       Russian Federation 12.75% due 06/24/28......................         1,775,000     3,080,335
                       State of Qatar 9.75% due 06/15/30...........................           220,000       311,300
                       United Mexican States 8.00% due 12/17/15....................  MXN   10,840,000       958,281
                       United Mexican States 8.13% due 12/30/19....................           355,000       413,930
                       United Mexican States 8.38% due 01/14/11....................           670,000       741,020
                       United Mexican States 10.00% due 12/05/24...................  MXN   28,480,000     2,880,673
                                                                                                        ------------
                                                                                                         30,539,658
                                                                                                        ------------
                       INDUSTRIAL & COMMERCIAL -- 1.2%
                       Business Services -- 1.2%
                       CanWest Media, Inc. 8.00% due 09/15/12......................           359,679       350,687
                       CHC Helicopter Corp. 7.38% due 05/01/14.....................           410,000       385,400
                       Quebecor World Capital Corp. 8.75% due 03/15/16*............           260,000       238,550
                                                                                                        ------------
                                                                                                            974,637
                                                                                                        ------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       NTL Cable PLC 8.75% due 04/15/14............................            45,000        45,675
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 2.1%
                       Communication Equipment -- 0.6%
                       Cablecom Luxembourg SCA 9.38% due 04/15/14*.................  EUR      335,000       478,211
                       Telecommunications -- 1.5%
                       Axtel SA 11.00% due 12/15/13................................           172,000       191,780
                       Intelsat Subsidiary Holdings Co., Ltd. 8.63% due 01/15/15...           265,000       262,350
                       Intelsat Subsidiary Holdings Co., Ltd. 10.48% due
                         01/15/12(1)...............................................           175,000       177,625
                       Nordic Telephone Co. Holdings 8.88% due 05/01/16*...........            80,000        82,400
                       Nortel Networks Corp. 4.25% due 09/01/08....................           200,000       187,500
                       TDC A/S 6.50% due 04/19/12*.................................  EUR       70,000        91,318
                       Wind Acquisition Finance SA 10.75% due 12/01/15*............           270,000       290,925
                                                                                                        ------------
                                                                                                          1,762,109
                                                                                                        ------------

---------------------

                                                                                           PRINCIPAL       VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                                    AMOUNT        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS -- 1.3%
                       Chemicals -- 0.5%
                       Cognis Deutschland GmbH & Co. KG 7.82% due 11/15/13*(1).....  EUR      200,000   $   262,187
                       SGL Carbon Luxembourg SA 8.50% due 02/01/12*................  EUR      110,000       153,160
                       Metals & Minerals -- 0.8%
                       Crown European Holdings 6.25% due 09/01/11..................  EUR      110,000       146,661
                       Murrin Murrin Holdings Property, Ltd. 9.38% due
                         08/31/07+(3)(4)(7)........................................           600,000            60
                       Novelis, Inc. 7.25% due 02/15/15*...........................           550,000       532,125
                                                                                                        ------------
                                                                                                          1,094,193
                                                                                                        ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $39,189,177)..............                      41,012,047
                                                                                                        ------------
                       COMMON STOCK -- 0.0%                                                 SHARES
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Services -- 0.0%
                       PNM Resources, Inc. ........................................                63         1,689
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Ventelo GmbH(4)(7)..........................................            11,286             0
                       Viatel Holding (Bermuda), Ltd.+.............................               603             6
                       XO Holdings, Inc. ..........................................               682         2,694
                                                                                                        ------------
                                                                                                              2,700
                                                                                                        ------------
                       TOTAL COMMON STOCK (cost $418,866)..........................                           4,389
                                                                                                        ------------
                       WARRANTS -- 0.3%+
                       ---------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT -- 0.3%
                       Foreign Government Bonds -- 0.3%
                       Central Bank of Nigeria Expires 11/15/20 (strike price
                         $250.00)(4)(5)............................................               750       112,500
                       Republic of Venezuela Expires 04/15/20 (strike price
                         $3.00)(4).................................................             2,650        92,750
                       United Mexican States Expires 09/01/06 (strike price
                         $35.00)...................................................               400        27,600
                                                                                                        ------------
                                                                                                            232,850
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       XO Holdings, Inc. Class A Expires 01/16/10 (strike price
                         $6.25)....................................................             1,369           698
                       XO Holdings, Inc. Class B Expires 01/16/10 (strike price
                         $7.50)....................................................             1,027           360
                       XO Holdings, Inc. Class C Expires 01/16/10 (strike price
                         $10.00)...................................................             1,027           205
                                                                                                        ------------
                                                                                                              1,263
                                                                                                        ------------
                       TOTAL WARRANTS (cost $14,000)...............................                         234,113
                                                                                                        ------------
                       MEMBERSHIP INTEREST CERTIFICATES -- 0.0%
                       Finance -- 0.0%
                       SW Acquisition LP(4)(7).....................................                 1             6
                                                                                                        ------------
                       TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $0)............
                                                                                           PRINCIPAL
                       RIGHTS -- 0.2%                                                       AMOUNT
                       ---------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT -- 0.2%
                       Government Agency -- 0.2%
                       Republic of Argentina Expires 12/15/35(8)
                       TOTAL RIGHTS (cost $106,975)................................  ARS    7,744,806       201,688
                                                                                                        ------------

                                                           ---------------------

                                                                                            SHARES
                                                                                            SUBJECT        VALUE
                       PUT OPTIONS PURCHASED -- 0.0%+                                       TO PUT        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       Index/Expiration Date/Exercise Price
                         Brazilian Real/September 2006/$2.30(4) (cost $14,968).....           446,840   $     3,619
                                                                                                        ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $80,751,140)                          80,719,988
                                                                                                        ------------
                                                                                           PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.7%                                         AMOUNT
                       ---------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 1.7%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00%, dated 07/31/06, to be repurchased
                         08/01/06 in the amount of $1,482,124 and collateralized by
                         $1,595,000 of Federal National Mtg. Assoc. Notes, bearing
                         interest at 5.70%, due 03/27/23 and having an approximate
                         value of $1,515,250 (cost $1,482,000).....................       $ 1,482,000     1,482,000
                                                                                                        ------------

                       TOTAL INVESTMENTS --
                         (cost $82,233,140)@                      97.9%                          82,201,988
                       Other assets less liabilities --            2.1                            1,744,063
                                                                 ------                         ------------
                       NET ASSETS --                             100.0%                         $83,946,051
                                                                 ======                         ============

              -----------------------------

                        +    Non-income producing security
                        @    See Note 3 for cost of investments on a tax basis.
                        *    Securities exempt from registration under Rule 144A of the
                             Securities Act of 1933. These securities may be sold in
                             transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the
                             aggregate value of these securities was $9,594,576
                             representing 11.4% of net assets. Unless otherwise
                             indicated, these securities are not considered to be
                             illiquid.
                        **   In United States Dollars unless otherwise indicated.
                       (1)   Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2006.
                       (2)   PIK ("Payment-in-Kind") security. Payments made with
                             additional securities in lieu of cash.
                       (3)   Bond in default
                       (4)   Fair valued security; see Note 2
                       (5)   Variable rate security -- the rate reflected is as of July
                             31, 2006; maturity date reflects final maturity date.
                       (6)   Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
                       (7)   Illiquid security
                       (8)   Gross Domestic Product ("GDP") linked security. Income is
                             linked to the growth of Argentina's GDP.

              ARS -- Argentine Peso
              BRL -- Brazilian Real
              EUR -- Euro
              MXN -- Mexican Peso
              ZAR -- South African Rand
              USD -- United States Dollar

                       ----------------------------------------------------------------------------------------
                                                                                        CURRENCY        VALUE
                                                                                     SUBJECT TO CALL   (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CALL OPTION WRITTEN -- 0.0%+
                       Index/Expiration Date/Exercise Price
                       Brazilian Real/September 2006/$2.52
                       (Premiums Received $14,969).................................    $(1,638,420)    $(1,311)
                                                                                                       ========

---------------------
    56

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF    APPRECIATION/
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2006   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                       76    Short  U.S. Treasury 2 Year Note          September 2006  $15,459,602    $15,463,625       $(4,023)
                                                                                                                        ========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                            CONTRACT                IN            DELIVERY    GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------
                       EUR      1,257,000   USD      1,584,601   09/27/2006..    $(27,124)
                                                                                 =========

              -----------------------------
              EUR -- Euro
              USD -- United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    J.P. Morgan Investment Management, Inc.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      Industry Allocation*
      Financial Services............................   20.5%
      U.S. Government Agencies......................   17.1
      Banks.........................................    6.8
      Energy Services...............................    6.1
      Drugs.........................................    5.0
      Food, Beverage & Tobacco......................    4.1
      Insurance.....................................    3.5
      Broadcasting & Media..........................    2.8
      U.S. Treasuries...............................    2.7
      Telecommunications............................    2.5
      Real Estate Investment Trusts.................    2.2
      Retail........................................    2.2
      Computers & Business Equipment................    2.2
      Electronics...................................    2.0
      Telephone.....................................    2.0
      Computer Software.............................    1.9
      Aerospace & Military Technology...............    1.8
      Multi-Industry................................    1.7
      Health Services...............................    1.6
      Electric Utilities............................    1.6
      Business Services.............................    1.5
      Automotive....................................    1.5
      Energy Sources................................    1.3
      Machinery.....................................    1.3
      Metals & Minerals.............................    1.3
      Transportation................................    1.3
      Household Products............................    1.2
      Communication Equipment.......................    1.1
      Foreign Government Bonds......................    1.1
      Chemicals.....................................    0.9
      Leisure & Tourism.............................    0.9
      Repurchase Agreement..........................    0.9
      Gas & Pipeline Utilities......................    0.7
      Manufacturing.................................    0.7
      Medical Products..............................    0.6
      Housing.......................................    0.5
      Internet Content..............................    0.5
      Apparel & Textiles............................    0.2
      Computer Services.............................    0.2
      Software......................................    0.2
      Forest Products...............................    0.1
                                                      -----
                                                      108.3%
                                                      =====

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    J.P. Morgan Investment Management, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 61.1%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Apparel & Textiles -- 0.2%
                       American Eagle Outfitters, Inc. ............................       6,350   $    208,661
                       Coach, Inc.+................................................       8,200        235,422
                       Automotive -- 0.3%
                       Autoliv AB..................................................       3,650        205,021
                       AutoNation, Inc.+...........................................       9,700        191,090
                       Cummins, Inc. ..............................................       1,800        210,600
                       Housing -- 0.5%
                       Black & Decker Corp. .......................................       2,500        176,275
                       Newell Rubbermaid, Inc. ....................................       8,100        213,516
                       Stanley Works...............................................       4,350        197,359
                       Toll Brothers, Inc.+........................................      11,800        301,726
                       Whirlpool Corp. ............................................       2,700        208,413
                       Retail -- 2.2%
                       Best Buy Co., Inc. .........................................       4,800        217,632
                       Costco Wholesale Corp. .....................................       2,650        139,814
                       CVS Corp. ..................................................      15,500        507,160
                       J.C. Penney Co., Inc. ......................................       2,400        151,104
                       Kohl's Corp.+...............................................      26,500      1,500,695
                       Office Depot, Inc.+.........................................       5,250        189,263
                       Sears Holdings Corp.+.......................................       4,950        679,387
                       Staples, Inc. ..............................................      68,800      1,487,456
                       TJX Cos., Inc. .............................................      16,700        406,979
                                                                                                  -------------
                                                                                                     7,427,573
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.2%
                       Food, Beverage & Tobacco -- 4.1%
                       Altria Group, Inc. .........................................      40,850      3,266,774
                       Archer-Daniels-Midland Co. .................................      20,050        882,200
                       Coca-Cola Co. ..............................................      19,500        867,750
                       Kellogg Co. ................................................       8,700        419,079
                       Kroger Co. .................................................      37,350        856,435
                       PepsiCo, Inc. ..............................................      12,500        792,250
                       Reynolds American, Inc. ....................................       6,700        849,426
                       Safeway, Inc. ..............................................      16,550        464,724
                       SUPERVALU, Inc. ............................................       6,850        185,704
                       Sysco Corp. ................................................      38,700      1,068,120
                       Household Products -- 1.1%
                       Colgate-Palmolive Co. ......................................      13,300        788,956
                       Kimberly-Clark Corp. .......................................       6,450        393,773
                       Procter & Gamble Co. .......................................      25,700      1,444,340
                                                                                                  -------------
                                                                                                    12,279,531
                                                                                                  -------------
                       ENERGY -- 6.9%
                       Energy Services -- 5.7%
                       ChevronTexaco Corp. ........................................      19,450      1,279,421
                       ConocoPhillips..............................................      27,076      1,858,497
                       Edison International........................................      20,300        840,014

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Exxon Mobil Corp. ..........................................      77,050   $  5,219,367
                       FirstEnergy Corp. ..........................................      15,300        856,800
                       Halliburton Co. ............................................      13,000        433,680
                       Marathon Oil Corp. .........................................      12,850      1,164,724
                       Schlumberger, Ltd. .........................................      25,700      1,718,045
                       Energy Sources -- 1.3%
                       Apache Corp. ...............................................       4,600        324,162
                       EOG Resources, Inc. ........................................       5,700        422,655
                       Occidental Petroleum Corp. .................................       9,200        991,300
                       Valero Energy Corp. ........................................      21,200      1,429,516
                                                                                                  -------------
                                                                                                    16,538,181
                                                                                                  -------------
                       FINANCE -- 12.5%
                       Banks -- 5.0%
                       Bank of America Corp. ......................................      80,050      4,124,976
                       Bank of New York Co., Inc. .................................      11,000        369,710
                       Golden West Financial Corp. ................................       6,300        464,058
                       Key Corp. ..................................................       5,100        188,190
                       Marshall & Ilsley Corp. ....................................       6,100        286,517
                       North Fork Bancorp, Inc. ...................................       4,900        138,817
                       PNC Financial Services Group, Inc. .........................      12,000        850,080
                       State Street Corp. .........................................       7,200        432,432
                       U.S. Bancorp................................................      40,350      1,291,200
                       Wachovia Corp. .............................................      20,650      1,107,460
                       Washington Mutual, Inc. ....................................      21,200        947,640
                       Wells Fargo & Co. ..........................................      22,100      1,598,714
                       Financial Services -- 4.4%
                       American Express Co. .......................................      20,250      1,054,215
                       American Financial Group, Inc. .............................       5,250        221,077
                       AmeriCredit Corp.+..........................................       7,150        175,819
                       Capital One Financial Corp. ................................       8,800        680,680
                       CIT Group, Inc. ............................................       7,200        330,552
                       Citigroup, Inc. ............................................      77,650      3,751,271
                       CompuCredit Corp.+..........................................       4,850        158,450
                       E*TRADE Financial Corp.+....................................       8,950        208,625
                       Freddie Mac.................................................      10,400        601,744
                       Goldman Sachs Group, Inc. ..................................       9,050      1,382,387
                       Lehman Brothers Holdings, Inc. .............................      10,300        668,985
                       Morgan Stanley..............................................      15,600      1,037,400
                       Raymond James Financial, Inc. ..............................       5,850        170,001
                       Insurance -- 3.1%
                       ACE, Ltd. ..................................................      10,250        528,182
                       Ambac Financial Group, Inc. ................................       5,300        440,483
                       Berkshire Hathaway, Inc., Class B+..........................         120        365,640
                       Chubb Corp. ................................................      17,000        857,140
                       Endurance Specialty Holdings................................       7,300        221,628
                       Genworth Financial, Inc., Class A...........................      12,400        425,320
                       Hartford Financial Services Group, Inc. ....................       7,900        670,236
                       Loews Corp. ................................................       4,300        246,734
                       Prudential Financial, Inc. .................................      10,650        837,516
                       Radian Group, Inc. .........................................       3,550        218,432
                       RenaissanceRe Holdings, Ltd. ...............................      21,300      1,103,553
                       St. Paul Cos., Inc. ........................................      15,000        687,000
                       W.R. Berkley Corp. .........................................       6,400        230,400
                       Willis Group Holdings, Ltd. ................................      10,500        341,565
                                                                                                  -------------
                                                                                                    29,414,829
                                                                                                  -------------

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE -- 7.1%
                       Drugs -- 5.0%
                       Abbott Laboratories.........................................      20,812   $    994,189
                       AmerisourceBergen Corp. ....................................       4,550        195,650
                       Amgen, Inc.+................................................      29,150      2,032,921
                       Cephalon, Inc.+.............................................       3,850        253,099
                       Eli Lilly and Co. ..........................................       6,800        386,036
                       Endo Pharmaceuticals Holdings, Inc.+........................       7,050        219,044
                       Imclone Systems, Inc.+......................................       5,200        169,000
                       King Pharmaceuticals, Inc.+.................................      12,300        209,346
                       Merck & Co., Inc. ..........................................      44,800      1,804,096
                       Pfizer, Inc. ...............................................     105,650      2,745,843
                       Schering-Plough Corp. ......................................      19,500        398,580
                       Sepracor, Inc.+.............................................       5,200        256,880
                       Teva Pharmaceutical Industries, Ltd. ADR....................      14,750        487,930
                       Wyeth.......................................................      35,150      1,703,721
                       Health Services -- 1.5%
                       Aetna, Inc. ................................................      17,500        551,075
                       Coventry Health Care, Inc.+.................................       3,900        205,530
                       Humana, Inc.+...............................................       4,800        268,464
                       McKesson Corp. .............................................       9,500        478,705
                       Medco Health Solutions, Inc.+...............................       5,700        338,181
                       Sierra Health Services, Inc.+...............................       4,650        200,787
                       UnitedHealth Group, Inc. ...................................       8,300        396,989
                       Wellcare Health Plans, Inc.+................................       4,300        210,958
                       WellPoint, Inc.+............................................      13,200        983,400
                       Medical Products -- 0.6%
                       Applied Biosystems Group -- Applera Corp. ..................       7,000        225,050
                       Boston Scientific Corp.+....................................      17,800        302,778
                       Johnson & Johnson...........................................       6,800        425,340
                       Medtronic, Inc. ............................................       7,100        358,692
                                                                                                  -------------
                                                                                                    16,802,284
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 7.5%
                       Aerospace & Military Technology -- 1.7%
                       Armor Holdings, Inc.+.......................................       3,600        185,976
                       General Dynamics Corp. .....................................       7,600        509,352
                       Lockheed Martin Corp. ......................................      10,700        852,576
                       Northrop Grumman Corp. .....................................      11,650        771,114
                       Raytheon Co. ...............................................      18,750        845,062
                       United Technologies Corp. ..................................      13,900        864,441
                       Business Services -- 1.3%
                       Acxiom Corp. ...............................................       7,000        171,360
                       Alliance Data Systems Corp.+................................       3,950        202,714
                       Convergys Corp.+............................................      10,800        206,064
                       Global Payments, Inc. ......................................       5,100        216,954
                       Johnson Controls, Inc. .....................................      20,000      1,535,200
                       Waste Management, Inc. .....................................      19,250        661,815
                       Machinery -- 0.9%
                       AGCO Corp.+.................................................       9,150        210,084
                       Caterpillar, Inc. ..........................................      13,600        963,832
                       Deere & Co. ................................................       6,200        449,934
                       Terex Corp.+................................................       4,900        219,716
                       Tyco International, Ltd. ...................................      11,800        307,862

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Manufacturing -- 0.7%
                       Danaher Corp. ..............................................       8,800   $    573,760
                       Illinois Tool Works, Inc. ..................................      19,500        891,735
                       Parker-Hannifin Corp. ......................................       2,950        213,108
                       Multi-Industry -- 1.7%
                       3M Co. .....................................................       4,600        323,840
                       General Electric Co. .......................................      94,900      3,102,281
                       Honeywell International, Inc. ..............................       8,600        332,820
                       Wesco International, Inc.+..................................       2,750        160,188
                       Transportation -- 1.2%
                       Burlington Northern Santa Fe Corp. .........................       5,600        385,896
                       Norfolk Southern Corp. .....................................      55,350      2,403,297
                                                                                                  -------------
                                                                                                    17,560,981
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 3.0%
                       Broadcasting & Media -- 2.1%
                       CBS Corp., Class B..........................................      14,100        386,763
                       Comcast Corp., Class A+.....................................      16,400        563,832
                       Gannett Co., Inc. ..........................................      11,900        620,228
                       News Corp., Class A.........................................      32,600        627,224
                       Omnicom Group, Inc. ........................................       8,800        778,888
                       The McGraw-Hill Cos., Inc. .................................       9,200        517,960
                       Time Warner, Inc. ..........................................      12,100        199,650
                       Viacom, Inc.+...............................................      18,972        661,174
                       Walt Disney Co. ............................................      19,400        575,986
                       Leisure & Tourism -- 0.9%
                       Continental Airlines, Inc., Class B+........................       8,650        227,841
                       Darden Restaurants, Inc. ...................................       5,200        175,760
                       Hilton Hotels Corp. ........................................       8,200        196,226
                       McDonald's Corp. ...........................................      28,200        997,998
                       Sabre Holdings Corp., Class A...............................       9,700        200,790
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       4,800        252,384
                                                                                                  -------------
                                                                                                     6,982,704
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 9.5%
                       Communication Equipment -- 1.1%
                       Juniper Networks, Inc.+.....................................      11,000        147,950
                       Motorola, Inc. .............................................      68,900      1,568,164
                       QUALCOMM, Inc. .............................................      24,200        853,292
                       Computers & Business Equipment -- 2.1%
                       Apple Computer, Inc.+.......................................       3,500        237,860
                       Dell, Inc.+.................................................       9,700        210,296
                       Harris Corp. ...............................................       4,900        223,195
                       Hewlett-Packard Co. ........................................      55,850      1,782,173
                       International Business Machines Corp. ......................      24,500      1,896,545
                       Sun Microsystems, Inc.+.....................................      76,600        333,210
                       Western Digital Corp.+......................................      11,250        197,325
                       Computer Services -- 0.2%
                       Ceridian Corp.+.............................................       8,350        200,484
                       Computer Sciences Corp.+....................................       4,150        217,418
                       Computer Software -- 1.9%
                       BEA Systems, Inc.+..........................................      18,100        212,494
                       BMC Software, Inc.+.........................................       9,500        222,490
                       Citrix Systems, Inc.+.......................................       6,150        195,386
                       Intuit, Inc.+...............................................       7,400        228,438
                       McAfee, Inc.+...............................................       9,700        209,035

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software (continued)
                       Microsoft Corp. ............................................      58,600   $  1,408,158
                       Oracle Corp.+...............................................     128,450      1,922,896
                       Electronics -- 2.0%
                       Altera Corp.+...............................................      19,546        338,341
                       Amkor Technology, Inc.+.....................................      21,950        135,651
                       Applied Materials, Inc. ....................................      41,850        658,719
                       Arrow Electronics, Inc.+....................................       7,350        207,711
                       Atmel Corp.+................................................      43,050        206,209
                       Broadcom Corp., Class A+....................................       4,050         97,160
                       Energizer Holdings, Inc.+...................................       4,000        254,520
                       Freescale Semiconductor, Inc., Class B+.....................       7,550        215,326
                       KLA-Tencor Corp. ...........................................       6,900        291,111
                       Lam Research Corp.+.........................................       4,500        187,155
                       Linear Technology Corp. ....................................      26,600        860,510
                       LSI Logic Corp.+............................................      21,800        178,760
                       Marvell Technology Group, Ltd.+.............................      11,200        207,760
                       NVIDIA Corp.+...............................................      10,100        223,513
                       ON Semiconductor Corp.+.....................................      26,050        163,855
                       Plexus Corp.+...............................................       6,250        155,750
                       PMC-Sierra, Inc.+...........................................      32,300        165,053
                       Xilinx, Inc. ...............................................      10,600        215,074
                       Internet Content -- 0.5%
                       eBay, Inc.+.................................................      14,700        353,829
                       Emdeon Corp.+...............................................      17,650        212,330
                       Google, Inc., Class A+......................................         800        309,280
                       Yahoo!, Inc.+...............................................      13,600        369,104
                       Internet Software -- 0.1%
                       Cadence Design Systems, Inc.+...............................      13,450        217,755
                       Sybase, Inc.+...............................................       6,850        144,193
                       Telecommunications -- 1.5%
                       Cisco Systems, Inc.+........................................      50,600        903,210
                       Corning, Inc.+..............................................      59,700      1,138,479
                       Embarq Corp.+...............................................       8,910        403,177
                       Verizon Communications, Inc. ...............................      34,500      1,166,790
                                                                                                  -------------
                                                                                                    22,247,134
                                                                                                  -------------
                       MATERIALS -- 2.0%
                       Chemicals -- 0.7%
                       Monsanto Co. ...............................................       3,200        137,568
                       Potash Corp. of Saskatchewan, Inc. .........................         800         75,600
                       Praxair, Inc. ..............................................      22,122      1,213,170
                       The Sherwin-Williams Co. ...................................       4,400        222,640
                       Forest Products -- 0.0%
                       USG Corp.+..................................................       2,150         99,674
                       Metals & Minerals -- 1.3%
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       3,900        212,784
                       Nucor Corp. ................................................      15,100        802,867
                       Phelps Dodge Corp. .........................................      10,100        882,134
                       Reliance Steel & Aluminum Co. ..............................       5,100        182,835
                       Southern Copper Corp. ......................................       2,450        236,425
                       Steel Dynamics, Inc. .......................................       3,600        208,872
                       United States Steel Corp. ..................................       6,600        416,262
                                                                                                  -------------
                                                                                                     4,690,831
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.0%
                       Real Estate Investment Trusts -- 1.0%
                       Apartment Investment & Management Co., Class A..............       8,200   $    394,338
                       Colonial Properties Trust...................................       4,200        201,306
                       General Growth Properties, Inc. ............................       4,300        196,252
                       Host Marriott Corp. ........................................      17,386        368,931
                       New Century Financial Corp. ................................       4,750        207,385
                       Simon Property Group, Inc. .................................       7,950        679,963
                       Ventas, Inc. ...............................................       6,500        232,245
                                                                                                  -------------
                                                                                                     2,280,420
                                                                                                  -------------
                       UTILITIES -- 3.2%
                       Electric Utilities -- 1.5%
                       Duke Energy Holding Corp. ..................................      42,500      1,288,600
                       Northeast Utilities.........................................      30,500        683,200
                       TXU Corp. ..................................................      14,500        931,335
                       Xcel Energy, Inc. ..........................................      29,700        595,188
                       Gas & Pipeline Utilities -- 0.2%
                       ONEOK, Inc. ................................................       5,950        221,400
                       Sempra Energy...............................................       4,550        219,583
                       Telephone -- 1.5%
                       AT&T, Inc. .................................................      60,200      1,805,398
                       BellSouth Corp. ............................................      22,400        877,408
                       CenturyTel, Inc. ...........................................       5,500        212,135
                       Sprint Nextel Corp. ........................................      33,000        653,400
                                                                                                  -------------
                                                                                                     7,487,647
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $138,635,680)......................                143,712,115
                                                                                                  -------------

                                                                                     PRINCIPAL
                       ASSET-BACKED SECURITIES -- 12.7%                                AMOUNT
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.8%
                       Automotive -- 0.8%
                       Capital Auto Receivables Asset Trust, Series 2006-1, Class
                         A2A, 5.03% due 09/15/08...................................  $  458,360        457,214
                       Capital Auto Receivables Asset Trust, Series 2006-1, Class
                         A3, 5.03% due 10/15/09....................................     420,000        417,966
                       Wachovia Auto Owner Trust, Series 2005-B, Class A5, 4.93%
                         due 11/20/12..............................................   1,000,000        984,618
                                                                                                  -------------
                                                                                                     1,859,798
                                                                                                  -------------
                       FINANCE -- 10.3%
                       Banks -- 0.7%
                       Capital One Auto Finance Trust, Series 2006-A, Class A3,
                         5.33% due 11/15/10........................................     980,000        979,889
                       LB UBS Commercial Mtg.Trust, Series 2006-C4, Class A4, 6.10%
                         due 06/15/38(1)...........................................     220,000        223,007
                       Washington Mutual, Inc., Series 2006-5, Class 2CB1, 6.00%
                         due 07/25/36(1)...........................................     454,519        452,253
                       Financial Services -- 9.6%
                       Adjustable Rate Mtg. Trust, Series 2006-2, Class 6A1, 5.56%
                         due 05/25/36(1)(2)........................................     688,617        688,156
                       American Home Mtg. Assets Trust, Series 2006-2, Class 2A1,
                         5.58% due 09/25/46(1)(2)(3)...............................   1,000,000        999,717
                       Asset Backed Secs. Corp., Series 2006-HE4, Class A5, 5.55%
                         due 05/25/36(2)...........................................     500,000        500,268
                       Asset Backed Secs. Corp., Series 2006-Q11, Class 1A, 6.50%
                         due 09/25/36(3)...........................................     740,000        742,544
                       Banc America Commercial Mtg., Inc., Series 2005-1, Class A5,
                         4.86% due 07/10/43(1).....................................   1,000,000        942,710
                       Banc of America Credit Card, Series 2006-C4, Class C4, 5.60%
                         due 11/15/11(2)...........................................     400,000        400,000

---------------------

                                                                                     PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                             AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Citigroup Commercial Mtg. Trust, Series 2006-C4, Class A3,
                         5.91% due 03/15/49(1).....................................  $  305,000   $    307,052
                       Countrywide Alternative Loan Trust, Series 2006-OA1, Class
                         2A1, 5.59% due 03/20/46(1)(2).............................     940,168        940,748
                       Countrywide Alternative Loan Trust, Series 2006-OA12, Class
                         A2, 5.59% due 09/20/46(1)(2)(3)...........................   1,000,000        999,450
                       Countrywide Alternative Loan Trust, Series 2006-OA2, Class
                         A1, 5.59% due 05/20/46(1)(2)..............................     972,999        973,778
                       Countrywide Alternative Loan Trust, Series 2006-OA8, Class
                         1A1, 5.58% due 07/25/46(1)(2).............................     996,829        996,525
                       Countrywide Alternative Loan Trust, Series 2006-OA9, Class
                         1A1, 5.58% due 05/25/36(1)(2)(3)..........................     997,118        997,232
                       Countrywide Alternative Loan Trust, Series 2006-12CB, Class
                         A6, 6.00% due 05/25/36(1).................................     584,350        579,616
                       Countrywide Alternative Loan Trust, Series 2006-23CB, Class
                         2A1, 6.50% due 08/25/36(1)................................     644,925        646,503
                       Credit Suisse Mtg. Capital Certificates, Series 2006-C3,
                         Class A3, 6.02% due 06/15/38(1)...........................     460,000        465,837
                       Ford Credit Auto Owner Trust, Series 2006-A, Class A3, 5.05%
                         due 03/15/10..............................................     355,000        353,280
                       Harborview Mtg. Loan Trust, Series 2006-5, Class 2A1A, 5.55%
                         due 07/19/46(1)(2)(3).....................................     993,766        993,766
                       Home Equity Asset Trust, Series 2006-3, Class 2A2, 5.51% due
                         07/25/36(2)...............................................   1,000,000      1,001,080
                       HSBC Automotive Trust USA, Series 2006-2, Class A2, 5.61%
                         due 06/17/09..............................................   1,000,000      1,003,220
                       Long Beach Mtg. Loan Trust, Series 2006-4, Class 2A3, 5.55%
                         due 05/25/36(2)...........................................   1,000,000      1,000,260
                       Long Beach Mtg. Loan Trust, Series 2006-5, Class M2, 5.68%
                         due 06/25/36(2)...........................................     500,000        501,548
                       Master Asset Backed Securities Trust, Series 2006-AB1, Class
                         A1, 5.53% due 02/25/36(2).................................     782,447        782,734
                       Morgan Stanley Capital I, Inc., Series 2006-HE4, Class A3,
                         5.53% due 06/25/36(2).....................................     750,000        751,803
                       Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4,
                         5.95% due 10/15/42(1).....................................     750,000        755,580
                       Residential Accredit Loans, Inc., Series 2006-QO4, Class
                         2A1, 5.57% due 04/25/46(1)(2).............................   1,000,784      1,000,805
                       Residential Accredit Loans, Inc., Series 2006-QS6, Class
                         1A2, 6.00% due 06/25/36(1)................................     493,710        491,134
                       Residential Asset Securitization Trust, Series 2006-A2,
                         Class A3, 6.00% due 05/25/36(1)...........................     385,153        385,969
                       Residential Asset Securities Corp. Series 2004-KS11, Class
                         AI2, 5.66% due 01/25/34(2)................................     486,553        482,807
                       Soundview Home Loan Trust, Series 2006-OPT5, Class M3, 5.70%
                         due 07/25/36(2)...........................................     500,000        500,265
                       Specialty Underwriting & Residential Finance, Series
                         2006-BC3, Class M2, 5.68% due 06/25/37(2).................     450,000        449,990
                       Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class
                         A3, 6.01% due 06/15/45(1).................................     305,000        311,175
                       Wells Fargo Home Equity, Series 2006-1, Class A3, 5.53% due
                         05/25/36(2)...............................................     500,000        499,532
                                                                                                  -------------
                                                                                                    24,100,233
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       Machinery -- 0.4%
                       CNH Equipment Trust, Series 2006-A, Class A3, 5.20% due
                         08/16/10..................................................   1,000,000        994,570
                                                                                                  -------------
                       REAL ESTATE -- 1.2%
                       Real Estate Investment Trusts -- 1.2%
                       GS Mtg. Securities Corp., Series 2006-FM1, Class A2C, 5.55%
                         due 04/25/36(2)...........................................     750,000        750,400
                       GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4,
                         5.55% due 04/10/38........................................   1,000,000        988,876

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                             AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Merrill Lynch Mtg. Trust, Series 2005-CKI1, Class A6, 5.42%
                         due 11/12/37(1)...........................................  $1,000,000   $    972,087
                       Merrill Lynch Mtg. Trust, Series 2006-C1, Class A4, 5.84%
                         due 05/12/39(1)...........................................     140,000        140,322
                                                                                                  -------------
                                                                                                     2,851,685
                                                                                                  -------------
                       TOTAL ASSET-BACKED (cost $29,856,320).......................                 29,806,286
                                                                                                  -------------
                       BONDS & NOTES -- 27.0%
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Automotive -- 0.4%
                       DaimlerChrysler NA Holdings Corp. 5.68% due 10/31/08(2).....     400,000        401,916
                       DaimlerChrysler NA Holdings Corp. 5.88% due 03/15/11........     480,000        475,862
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................      50,000         53,125
                                                                                                  -------------
                                                                                                       930,903
                                                                                                  -------------
                       CONSUMER STAPLES -- 0.0%
                       Household Products -- 0.0%
                       Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13.....      50,000         50,625
                       Sealy Mattress Co. 8.25% due 06/15/14.......................      60,000         60,000
                                                                                                  -------------
                                                                                                       110,625
                                                                                                  -------------
                       ENERGY -- 0.2%
                       Energy Services -- 0.2%
                       Chesapeake Energy Corp. 6.50% due 08/15/17..................      45,000         41,850
                       Midamerican Energy Holdings Co. 6.13% due 04/01/36*.........     205,000        197,266
                       Smith International, Inc. 6.00% due 06/15/16................     155,000        155,330
                       Southern Energy, Inc. 7.90% due 07/15/09+(3)(5)(8)..........     200,000              0
                       Energy Sources -- 0.0%
                       XTO Energy, Inc. 5.65% due 04/01/16.........................      45,000         43,470
                                                                                                  -------------
                                                                                                       437,916
                                                                                                  -------------
                       FINANCE -- 3.4%
                       Banks -- 0.4%
                       Bancaja US Debt SAU 5.66% due 07/10/09*(2)..................     200,000        199,975
                       HSBC Bank USA 5.63% due 08/15/35............................     115,000        104,569
                       Wachovia Capital Trust III 5.80% due 03/15/11(4)............     700,000        688,658
                       Financial Services -- 2.8%
                       American Express Co. 6.80% due 09/01/16(4)..................      90,000         90,914
                       Arch Western Finance LLC 6.75% due 07/01/13.................      55,000         52,388
                       Caterpillar Financial Services Corp. 5.23% due
                         05/18/09(2)...............................................     250,000        250,030
                       Consolidated Communications 9.75% due 04/01/12..............     312,000        324,480
                       Core Investment Grade Bond Trust I 4.66% due 11/30/07.......     720,000        712,289
                       Countrywide Financial Corp. 5.68% due 09/25/06..............     300,000        300,200
                       Credit Suisse First Boston USA 5.41% due 12/09/08(2)........     500,000        500,605
                       Deutsche Bank Capital Funding Trust VII 5.63% due
                         01/19/16*(4)..............................................     140,000        132,537
                       Ford Motor Credit Co. 8.63% due 11/01/10....................     100,000         96,132
                       General Motors Acceptance Corp. 6.88% due 08/28/12..........      70,000         67,554
                       Goldman Sachs Group, Inc. 5.54% due 06/23/09(2).............     225,000        224,969
                       Goldman Sachs Group, Inc. 6.45% due 05/01/36................     295,000        289,688
                       HSBC Finance Corp. 5.50% due 08/15/35(2)....................     200,000        200,056
                       Merrill Lynch & Co., Inc. 6.00% due 02/17/09................     750,000        758,416
                       Morgan Stanley 5.38% due 10/15/15...........................     315,000        301,663
                       NiSource Finance Corp. 5.45% due 09/15/20...................     235,000        212,683
                       Pemex Project Funding Master 7.31% due 10/15/09(2)..........     250,000        258,000
                       Residential Capital Corp. 6.38% due 06/30/10................     409,000        407,623

---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Residential Capital Corp. 6.61% due 04/17/09(2).............  $  400,000   $    401,128
                       Residential Capital Corp. 6.88% due 06/30/15................     202,000        204,866
                       Residential Capital Corp. 7.34% due 04/17/09*(2)............     555,000        554,382
                       Swiss Re Capital I LP 6.85% due 05/25/16*(4)................     135,000        135,078
                       Insurance -- 0.2%
                       Great West Life & Annuity Insurance Co. 7.15% due
                         05/25/16*(4)..............................................     335,000        333,647
                       Lincoln National Corp. 7.00% due 05/17/16(4)................     120,000        121,858
                                                                                                  -------------
                                                                                                     7,924,388
                                                                                                  -------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.0%
                       Teva Pharmaceutical Finance Co. LLC 6.15% due 02/01/36......      65,000         58,740
                       Health Services -- 0.1%
                       HCA, Inc. 6.95% due 05/01/12................................     200,000        175,500
                       Medical Products -- 0.0%
                       Fresenius Medical Care Capital Trust II 7.88% due
                         02/01/08..................................................      45,000         45,000
                                                                                                  -------------
                                                                                                       279,240
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Aerospace & Military Technology -- 0.1%
                       L 3 Communications Corp. 5.88% due 01/15/15.................      30,000         28,125
                       United Technologies Corp. 5.28% due 06/01/09(2).............     250,000        249,983
                       Business Services -- 0.1%
                       Corrections Corp. of America 6.25% due 03/15/13.............      25,000         23,625
                       Service Corp. International 6.75% due 04/01/16..............      95,000         88,588
                       Multi-Industry -- 0.0%
                       ACCO Brands Corp. 7.63% due 08/15/15........................      60,000         55,500
                       Transportation -- 0.1%
                       Burlington Northern Santa Fe 8.13% due 04/15/20.............     164,000        194,686
                                                                                                  -------------
                                                                                                       640,507
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Broadcasting & Media -- 0.7%
                       Charter Communications Operating LLC 8.00% due 04/30/12*....      35,000         34,912
                       Comcast Corp. 5.80% due 07/14/09(2).........................     400,000        400,493
                       Comcast Corp. 6.50% due 01/15/17............................     215,000        217,934
                       DirecTV Holdings LLC 6.38% due 06/15/15.....................      35,000         32,419
                       Echostar DBS Corp. 7.13% due 02/01/16*......................     140,000        137,550
                       News America, Inc. 6.20% due 12/15/34.......................     150,000        137,335
                       Viacom, Inc. 5.69% due 06/16/09*(2).........................     450,000        449,966
                       Viacom, Inc. 6.25% due 04/30/16*............................     365,000        353,871
                       Leisure & Tourism -- 0.1%
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................      70,000         63,612
                       Sheraton Holding Corp. 7.38% due 11/15/15...................      35,000         35,963
                       Vail Resorts Inc. 6.75% due 02/15/14........................      45,000         42,750
                                                                                                  -------------
                                                                                                     1,906,805
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Communication Equipment -- 0.0%
                       ICO North America, Inc. 7.50% due 08/15/09(3)(5)(8).........      35,000         42,000
                       Computers & Business Equipment -- 0.1%
                       Hewlett Packard Co. 5.23% due 05/22/09(2)...................     250,000        250,127

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Computer Services -- 0.0%
                       Sungard Data Systems, Inc. 9.13% due 08/15/13...............  $   25,000   $     25,531
                       Telecommunications -- 0.8%
                       Cingular Wireless Services, Inc. 8.75% due 03/01/31.........     200,000        247,648
                       Cisco Systems, Inc. 5.25% due 02/22/11......................     485,000        479,583
                       Embarq Corp. 7.08% due 06/01/16.............................     200,000        201,279
                       Embarq Corp. 8.00% due 06/01/36.............................      90,000         92,323
                       Verizon Communications, Inc. 5.30% due 08/15/07(2)..........     500,000        500,261
                       Verizon New York, Inc. 7.38% due 04/01/32...................     265,000        267,868
                                                                                                  -------------
                                                                                                     2,106,620
                                                                                                  -------------
                       MATERIALS -- 0.3%
                       Chemicals -- 0.2%
                       Enterprise Products Operating LP 5.00% due 03/01/15.........     440,000        403,336
                       Huntsman LLC 11.50% due 07/15/12............................      45,000         50,175
                       PolyOne Corp. 10.63% due 05/15/10...........................      25,000         26,875
                       Forest Products -- 0.0%
                       Georgia-Pacific Corp. 7.70% due 06/15/15....................      45,000         43,087
                       Metals & Minerals -- 0.1%
                       Newmont Mining Corp. 5.88% due 04/01/35.....................     145,000        129,999
                                                                                                  -------------
                                                                                                       653,472
                                                                                                  -------------
                       REAL ESTATE -- 0.0%
                       Real Estate Companies -- 0.0%
                       Beazer Homes USA, Inc. 6.50% due 11/15/13...................      75,000         65,812
                       DR Horton Inc. 5.25% due 02/15/15...........................      50,000         44,507
                                                                                                  -------------
                                                                                                       110,319
                                                                                                  -------------
                       U.S. GOVERNMENT AGENCIES -- 17.1%
                       U.S. Government Agencies -- 17.1%
                       Federal Home Loan Bank 4.63% due 02/01/08...................   1,500,000      1,485,175
                       Federal Home Loan Mtg. Corp. 4.88% due 02/17/09.............   2,535,000      2,515,060
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/19.............     183,890        178,692
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/34.............     667,258        650,355
                       Federal Home Loan Mtg. Corp. 5.50% TBA due December.........     350,000        339,719
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............   1,614,113      1,612,149
                       Federal Home Loan Mtg. Corp. 6.00% TBA due December.........   7,150,000      7,103,082
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/16.............     117,857        119,474
                       Federal Home Loan Mtg. Corp. 6.75% due 09/15/29.............     245,000        284,426
                       Federal Home Loan Mtg. Corp. 7.00% due 04/01/32.............     268,190        275,522
                       Federal National Mtg. Assoc. 5.00% due 03/15/16.............     125,000        121,290
                       Federal National Mtg. Assoc. 5.00% due 03/01/18.............     228,474        222,660
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............      43,905         42,832
                       Federal National Mtg. Assoc. 5.00% due 07/01/18.............     300,188        292,550
                       Federal National Mtg. Assoc. 5.00% due 08/01/18.............     248,078        241,766
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............     936,292        912,469
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............     199,671        194,255
                       Federal National Mtg. Assoc. 5.50% due 10/01/17.............     742,300        736,443
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............     219,521        217,789
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............   2,646,683      2,581,790
                       Federal National Mtg. Assoc. 5.50% TBA due December.........   1,425,000      1,382,695
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............     357,849        361,256
                       Federal National Mtg. Assoc. 6.00% due 12/01/33.............   1,039,979      1,036,909
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............     524,891        522,841
                       Federal National Mtg. Assoc. 6.50% due 09/25/33.............     488,593        495,842
                       Federal National Mtg. Assoc. 6.50% due 10/25/33.............     474,856        481,975
                       Federal National Mtg. Assoc. 6.50% due 12/25/33.............     474,522        481,777
                       Federal National Mtg. Assoc. 6.50% due 12/25/33.............   1,523,529      1,546,707

---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 6.50% due 01/25/34.............  $  415,000   $    420,692
                       Federal National Mtg. Assoc. 6.50% TBA due December.........   6,225,000      6,291,141
                       Federal National Mtg. Assoc. 7.00% TBA due December.........   2,950,000      3,024,670
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........   1,509,316      1,479,013
                       Government National Mtg. Assoc. 6.00% TBA due December......   2,100,000      2,099,937
                       Government National Mtg. Assoc. 7.50% due 01/15/32..........     255,401        265,917
                       Tennessee Valley Authority 4.65% due 06/15/35...............     248,000        217,015
                                                                                                  -------------
                                                                                                    40,235,885
                                                                                                  -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 2.7%
                       U.S. Treasuries -- 2.7%
                       United States Treasury Bonds 4.50% due 02/15/36.............     925,000        844,279
                       United States Treasury Bonds 5.38% due 02/15/31.............   1,323,000      1,367,961
                       United States Treasury Bonds 6.25% due 05/15/30.............     595,000        684,761
                       United States Treasury Notes 2.38% due 08/15/06(6)..........     260,000        259,726
                       United States Treasury Notes 4.38% due 12/31/07(6)..........      35,000         34,677
                       United States Treasury Notes 4.88% due 05/15/09.............     880,000        878,831
                       United States Treasury Notes 4.88% due 05/31/11.............     490,000        489,043
                       United States Treasury Notes 5.13% due 06/30/08.............     805,000        806,981
                       United States Treasury Notes 5.13% due 06/30/11.............     160,000        161,438
                       United States Treasury Notes 5.13% due 05/15/16.............     965,000        975,027
                                                                                                  -------------
                                                                                                     6,502,724
                                                                                                  -------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.1%
                       Appalachian Power Co. 6.38% due 04/01/36....................     155,000        151,256
                       Xcel Energy, Inc. 6.50% due 07/01/36........................      95,000         95,117
                       Gas & Pipeline Utilities -- 0.2%
                       Dominion Resources, Inc. 5.15% due 07/15/15.................     420,000        391,981
                       Telephone -- 0.5%
                       AT&T, Inc. 5.26% due 05/15/08...............................     250,000        250,086
                       AT&T, Inc. 6.80% due 05/15/36...............................     235,000        236,467
                       Bellsouth Corp. 4.20% due 09/15/09..........................     445,000        427,053
                       Sprint Capital Corp. 6.88% due 11/15/28.....................     253,000        255,999
                                                                                                  -------------
                                                                                                     1,807,959
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $64,325,746)......................                 63,647,363
                                                                                                  -------------

                       FOREIGN BONDS & NOTES -- 3.4%
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 0.2%
                       Energy Services -- 0.2%
                       Gazprom International SA 7.20% due 02/01/20*................     451,000        467,912
                                                                                                  -------------
                                                                                                       467,912
                                                                                                  -------------
                       FINANCE -- 1.4%
                       Banks -- 0.7%
                       Commonwealth Bank of Australia Capital Trust 6.02% due
                         03/15/16*(7)..............................................     455,000        438,148
                       HBOS PLC 5.92% due 10/01/15*(4).............................     400,000        375,317
                       Kaupthing Bank 7.13% due 05/19/16*..........................     135,000        136,457
                       Sberbank of Russia 7.24% due 10/24/06.......................     390,000        390,507
                       Shinsei Finance II 7.16% due 07/25/16*(4)...................     135,000        131,016
                       UOB Cayman, Ltd. 5.80% due 12/15/16*(4).....................     180,000        172,361
                       Financial Services -- 0.5%
                       Mizuho Financial Group Cayman, Ltd. 6.69% due
                         06/30/16*(4)..............................................     426,000        417,737
                       MUFG Capital Finance, Ltd. 6.35% due 07/16/16(4)............     335,000        327,667

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES -- 3.3% (CONTINUED)                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Financial Services (continued)
                       Resona Preferred Global Securities Cayman, Ltd. 7.19% due
                         07/30/06*(4)..............................................  $  155,000   $    157,919
                       VTB Capital SA 6.17% due 07/30/07(2)........................     375,000        375,938
                       Insurance -- 0.2%
                       Allied World Assurance Co. Holdings 7.50% due 08/01/16......     135,000        136,028
                       Oil Insurance, Ltd. 7.56% due 06/30/11*(4)..................     255,000        256,844
                                                                                                  -------------
                                                                                                     3,315,939
                                                                                                  -------------
                       FOREIGN GOVERNMENT BONDS -- 1.2%
                       Foreign Government Bonds -- 1.2%
                       Federal Republic of Brazil 12.25% due 03/06/30..............     420,000        653,100
                       Republic of Argentina 5.59% due 08/03/12 (2)................     330,000        229,350
                       Republic of Argentina 8.28% due 12/31/33....................     222,499        208,593
                       Republic of Venezuela 5.75% due 02/26/16....................     281,000        257,115
                       Republic of Venezuela 7.00% due 12/01/18....................      30,000         29,850
                       Republic of Venezuela 9.38% due 01/13/34....................     105,000        129,675
                       Republic of Venezuela 13.63% due 08/15/18...................      55,000         81,400
                       Russian Federation 12.75% due 06/24/28......................     450,000        780,930
                       United Mexican States, Series A 8.00% due 09/24/22..........     270,000        312,255
                                                                                                  -------------
                                                                                                     2,682,268
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Business Services -- 0.1%
                       Hutchison Whampoa International, Ltd 7.45% due 11/24/33*....     225,000        243,306
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.2%
                       Telecommunications -- 0.2%
                       America Movil SA de CV 6.38% due 03/01/35...................     154,000        142,164
                       Rogers Wireless, Inc. 6.38% due 03/01/14....................      45,000         43,200
                       Telecom Italia Capital SA 7.20% due 07/18/36................     160,000        163,171
                                                                                                  -------------
                                                                                                       348,535
                                                                                                  -------------
                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       Teck Cominco, Ltd. 6.13% due 10/01/35.......................      85,000         76,666
                                                                                                  -------------
                       UTILITIES -- 0.3%
                       Gas & Pipeline Utilities -- 0.3%
                       Anadarko Finance Co. 7.50% due 05/01/31.....................     130,000        143,304
                       Gazprom 9.13% due 04/25/07..................................     150,000        153,090
                       Telefonica Emisiones SAU 5.71% due 06/19/09(2)..............     500,000        500,390
                                                                                                  -------------
                                                                                                       796,784
                                                                                                  -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $7,920,079)...............                  7,931,410
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $240,737,825)...                245,097,174
                                                                                                  -------------
                       SHORT-TERM INVESTMENT SECURITIES -- 3.2%
                       ----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 3.2%
                       DNB NorBank ASA 5.26% due 08/07/06..........................   1,750,000      1,748,466
                       Liberty Street Funding Corp. 5.30% due 08/16/06.............   1,500,000      1,496,687
                       Ranger Funding Company LLC 5.34% due 09/13/06...............   1,250,000      1,242,027
                       Societe Generale North America 5.32% due 09/06/06...........   1,500,000      1,492,028
                       UBS Finance, Inc. 5.26% due 08/07/06........................   1,500,000      1,498,685
                                                                                                  -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $7,477,893)....                  7,477,893
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 0.9%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00%, dated 07/31/06, to be repurchased
                         08/01/06 in the amount of $2,187,182 and collateralized by
                         $2,235,000 of Federal Home Loan Mtg. Corp. Bonds, bearing
                         interest at 2.75%, due 12/28/06 and having an approximate
                         value of $2,234,747 (cost $2,187,000).....................  $2,187,000   $  2,187,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $250,402,718)@                           108.3%                    254,762,067
                       Liabilities in excess of other assets --          (8.3)                    (19,453,458)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $235,308,609
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the aggregate value of these securities was $5,009,765 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Commercial Mortgaged Backed Security
              (2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2006.
              (3) Fair valued security; see Note 2
              (4) Variable rate security the rate reflected is as of July 31,
                  2006; maturity date reflects next reset date.
              (5) Illiquid Security
              (6) The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
              (7) Perpetual Maturity date. The maturity date shown represents the next call date.
              (8) To the extent permitted by the Statement of Additional
                  Information, the SunAmerica Balanced Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2006, the SunAmerica Balanced Portfolio held the following restricted securities:

                           ------------------------------------------------------------------------------------------------------
                                                                 ACQUISITION      PRINCIPAL/   ACQUISITION   MARKET       % OF
                                          NAME                       DATE           SHARES        COST        VALUE    NET ASSETS
                           ------------------------------------------------------------------------------------------------------
                           ICO North America, Inc.
                             7.50%, due 08/15/2009...........     08/11/2005       $ 35,000      $35,000     $42,000      0.0%
                           Southern Energy, Inc.
                             7.90% due 07/15/09..............     01/10/2006        200,000            0           0      0.0%
                                                                                                             -------      ----
                                                                                                             $42,000      0.0%
                                                                                                             =======      ====

              ADR -- American Depository Receipt
              TBA -- Securities purchased on a forward commitment basis with an approximate principle amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF    APPRECIATION/
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2006   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                         4   Short  U.S. Treasury 5 Year Notes.......  September 2006  $   416,895    $   416,875      $     20
                        12   Short  U.S. Treasury 10 Year Notes......  September 2006    1,253,716      1,272,375       (18,659)
                         4   Short  S&P 500 E-Mini Future Index......  September 2006    1,279,281      1,281,800        (2,519)
                         5   Short  U.S. Treasury Bond...............  September 2006      538,830        541,406        (2,576)
                        58   Long   U.S. Treasury 2 Year Notes.......  September 2007   11,778,834     11,801,187        22,353
                                                                                                                       ---------
                                                                                                                       $ (1,381)
                                                                                                                       =========

              See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Service Company
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies......................  15.8%
      U.S. Treasuries...............................  11.9
      Financial Services............................  10.4
      Banks.........................................   7.7
      Energy Services...............................   5.5
      Insurance.....................................   4.8
      Food, Beverage & Tobacco......................   3.9
      Drugs.........................................   3.8
      Telecommunications............................   3.4
      Energy Sources................................   2.8
      Electric Utilities............................   2.2
      Aerospace & Military Technology...............   2.1
      Telephone.....................................   2.1
      Commercial Paper..............................   2.0
      Machinery.....................................   2.0
      Retail........................................   2.0
      Broadcasting & Media..........................   1.7
      Chemicals.....................................   1.6
      Forest Products...............................   1.4
      Housing.......................................   1.3
      Medical Products..............................   1.3
      Gas & Pipeline Utilities......................   1.1
      Business Services.............................   1.0
      Computer Services.............................   0.9
      Multi-Industry................................   0.8
      Internet Software.............................   0.7
      Apparel & Textiles............................   0.6
      Computers & Business Equipment................   0.6
      Health Services...............................   0.6
      Real Estate Investment Trusts.................   0.6
      Transportation................................   0.6
      Household Products............................   0.5
      Electronics...................................   0.4
      Entertainment Products........................   0.4
      Leisure & Tourism.............................   0.3
      Real Estate Companies.........................   0.3
      Foreign Government Bonds......................   0.2
      Building Materials............................   0.1
      Manufacturing.................................   0.1
      Metals & Minerals.............................   0.1
                                                      ----
                                                      99.6%
                                                      ====

    -------------------
     * Calculated as a percentage of net assets.
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Service Company     INVESTMENT PORTFOLIO -- JULY 31,
                                                                            2006
                                                                     (unaudited)

                                                                                                            VALUE
                       COMMON STOCK -- 58.6%                                             SHARES            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.5%
                       Apparel & Textiles -- 0.5%
                       Gap, Inc. ..................................................          104,850   $     1,819,148
                       Nike, Inc., Class B.........................................           42,400         3,349,600
                       Housing -- 1.2%
                       D.R. Horton, Inc. ..........................................           40,100           859,343
                       Masco Corp. ................................................          422,540        11,294,494
                       Retail -- 1.8%
                       Federated Department Stores, Inc. ..........................           62,620         2,198,588
                       Home Depot, Inc. ...........................................           49,950         1,733,764
                       Officemax, Inc. ............................................          143,380         5,894,352
                       Saks, Inc. .................................................          291,690         4,707,877
                       Wal-Mart Stores, Inc. ......................................           94,090         4,187,005
                                                                                                       ----------------
                                                                                                            36,044,171
                                                                                                       ----------------
                       CONSUMER STAPLES -- 4.0%
                       Food, Beverage & Tobacco -- 3.5%
                       Altria Group, Inc. .........................................          214,620        17,163,161
                       Archer-Daniels-Midland Co. .................................            9,330           410,520
                       Coca-Cola Co. ..............................................           44,300         1,971,350
                       Diageo PLC..................................................          201,850         3,548,094
                       General Mills, Inc. ........................................           16,780           870,882
                       Kellogg Co. ................................................           95,080         4,580,004
                       Molson Coors Brewing Co. ...................................           19,790         1,413,995
                       Nestle SA...................................................            8,460         2,772,334
                       PepsiCo, Inc. ..............................................           40,670         2,577,665
                       Sara Lee Corp. .............................................           55,810           943,189
                       Household Products -- 0.5%
                       Alberto-Culver Co. .........................................           28,120         1,370,569
                       Estee Lauder Cos., Inc., Class A............................           95,600         3,567,792
                                                                                                       ----------------
                                                                                                            41,189,555
                                                                                                       ----------------
                       ENERGY -- 7.6%
                       Energy Services -- 5.0%
                       BP PLC ADR..................................................           31,060         2,252,471
                       ChevronTexaco Corp. ........................................           55,231         3,633,095
                       ConocoPhillips..............................................          106,990         7,343,794
                       Edison International........................................           35,600         1,473,128
                       Entergy Corp. ..............................................           10,070           776,397
                       Exxon Mobil Corp. ..........................................          218,466        14,798,887
                       FirstEnergy Corp. ..........................................           26,770         1,499,120
                       GlobalSantaFe Corp. ........................................          109,490         6,014,286
                       Hess Corp. .................................................          103,280         5,463,512
                       Noble Corp. ................................................           75,870         5,443,672
                       PPL Corp. ..................................................           23,760           808,315
                       Public Service Enterprise Group, Inc. ......................           16,290         1,098,435

                                                           ---------------------

                                                                                                            VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 2.6%
                       Apache Corp. ...............................................          128,160   $     9,031,435
                       Devon Energy Corp. .........................................          146,110         9,444,550
                       EOG Resources, Inc. ........................................           19,950         1,479,293
                       Total SA ADR................................................          100,400         6,850,292
                                                                                                       ----------------
                                                                                                            77,410,682
                                                                                                       ----------------
                       FINANCE -- 16.9%
                       Banks -- 6.1%
                       Bank of America Corp. ......................................          531,545        27,390,514
                       Bank of New York Co., Inc. .................................          171,340         5,758,737
                       Mellon Financial Corp. .....................................          333,640        11,677,400
                       New York Community Bancorp, Inc. ...........................           76,040         1,241,733
                       PNC Financial Services Group, Inc. .........................          122,400         8,670,816
                       SunTrust Banks, Inc. .......................................           87,210         6,878,253
                       Wells Fargo & Co. ..........................................           19,660         1,422,204
                       Financial Services -- 6.2%
                       American Express Co. .......................................           60,660         3,157,960
                       Capital One Financial Corp. ................................           37,430         2,895,210
                       Citigroup, Inc. ............................................          226,133        10,924,485
                       Countrywide Financial Corp. ................................           65,500         2,346,865
                       Fannie Mae..................................................           85,000         4,072,350
                       Franklin Resources, Inc. ...................................           28,980         2,650,221
                       Freddie Mac.................................................           14,900           862,114
                       Goldman Sachs Group, Inc. ..................................           39,860         6,088,615
                       J.P. Morgan Chase & Co. ....................................          341,430        15,576,037
                       KFR Private Equity Investors LP.............................           36,830           865,505
                       Lehman Brothers Holdings, Inc. .............................           59,140         3,841,143
                       Merrill Lynch & Co., Inc. ..................................           68,942         5,020,356
                       Morgan Stanley..............................................           38,090         2,532,985
                       UBS AG......................................................           46,184         2,512,713
                       Insurance -- 4.6%
                       ACE, Ltd. ..................................................           29,920         1,541,778
                       AFLAC, Inc. ................................................           36,680         1,619,055
                       Allstate Corp. .............................................          214,480        12,186,754
                       Chubb Corp. ................................................           25,380         1,279,660
                       CIGNA Corp. ................................................            8,890           811,212
                       Conseco, Inc.+..............................................          280,760         6,401,328
                       Genworth Financial, Inc., Class A...........................          189,990         6,516,657
                       Hartford Financial Services Group, Inc. ....................           61,430         5,211,721
                       MetLife, Inc. ..............................................          104,510         5,434,520
                       SAFECO Corp. ...............................................           26,300         1,412,836
                       St. Paul Cos., Inc. ........................................           96,240         4,407,792
                                                                                                       ----------------
                                                                                                           173,209,529
                                                                                                       ----------------
                       HEALTHCARE -- 5.4%
                       Drugs -- 3.7%
                       Abbott Laboratories.........................................           24,720         1,180,874
                       Amgen, Inc.+................................................           14,100           983,334
                       Eli Lilly and Co. ..........................................           81,180         4,608,588
                       Merck & Co., Inc. ..........................................          353,170        14,222,156
                       Wyeth.......................................................          350,810        17,003,761
                       Health Services -- 0.5%
                       Tenet Healthcare Corp.+.....................................          412,800         2,443,776
                       WellPoint, Inc.+............................................           29,700         2,212,650

---------------------

                                                                                                            VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 1.2%
                       Baxter International, Inc. .................................            9,220   $       387,240
                       Boston Scientific Corp.+....................................           54,630           929,256
                       Johnson & Johnson...........................................          171,710        10,740,461
                                                                                                       ----------------
                                                                                                            54,712,096
                                                                                                       ----------------
                       INDUSTRIAL & COMMERCIAL -- 6.1%
                       Aerospace & Military Technology -- 2.0%
                       Lockheed Martin Corp. ......................................          116,650         9,294,672
                       Northrop Grumman Corp. .....................................           69,140         4,576,377
                       United Technologies Corp. ..................................           98,140         6,103,326
                       Business Services -- 0.7%
                       Accenture, Ltd., Class A....................................          106,270         3,109,460
                       Johnson Controls, Inc. .....................................           26,870         2,062,541
                       W.W. Grainger, Inc. ........................................           29,120         1,808,061
                       Machinery -- 1.9%
                       Cooper Industries, Ltd., Class A............................           16,110         1,388,037
                       Deere & Co. ................................................           52,410         3,803,394
                       Finning International, Inc. ................................            2,370            80,019
                       Ingersoll-Rand Co., Class A.................................           21,620           773,996
                       Pall Corp. .................................................           98,310         2,563,925
                       Tyco International, Ltd. ...................................          423,070        11,037,896
                       Manufacturing -- 0.1%
                       Illinois Tool Works, Inc. ..................................           33,060         1,511,834
                       Multi-Industry -- 0.8%
                       3M Co. .....................................................           30,100         2,119,040
                       General Electric Co. .......................................          185,510         6,064,322
                       Transportation -- 0.6%
                       Burlington Northern Santa Fe Corp. .........................           45,220         3,116,111
                       Con-Way, Inc. ..............................................            3,340           165,263
                       Norfolk Southern Corp. .....................................           60,910         2,644,712
                       United Parcel Service, Inc., Class B........................            6,200           427,242
                                                                                                       ----------------
                                                                                                            62,650,228
                                                                                                       ----------------
                       INFORMATION & ENTERTAINMENT -- 2.0%
                       Broadcasting & Media -- 1.6%
                       CBS Corp., Class B..........................................          237,352         6,510,565
                       E.W. Scripps Co., Class A...................................           25,100         1,072,523
                       Grupo Televisa SA ADR.......................................           32,200           596,344
                       New York Times Co., Class A.................................          226,900         5,030,373
                       Viacom, Inc.+...............................................           69,135         2,409,355
                       Walt Disney Co. ............................................           25,350           752,642
                       Entertainment Products -- 0.4%
                       Hasbro, Inc. ...............................................           34,360           642,532
                       Mattel, Inc. ...............................................          216,110         3,898,624
                                                                                                       ----------------
                                                                                                            20,912,958
                                                                                                       ----------------
                       INFORMATION TECHNOLOGY -- 5.5%
                       Computers & Business Equipment -- 0.6%
                       Dell, Inc.+.................................................          148,220         3,213,410
                       Hewlett-Packard Co. ........................................           29,400           938,154
                       Sun Microsystems, Inc.+.....................................          433,330         1,884,985
                       Computer Services -- 0.5%
                       Compuware Corp.+............................................          723,640         5,058,244

                                                           ---------------------

                                                                                                            VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software -- 0.3%
                       Oracle Corp.+...............................................          195,980   $     2,933,821
                       Electronics -- 0.4%
                       Analog Devices, Inc. .......................................           43,010         1,390,513
                       Intel Corp. ................................................          167,450         3,014,100
                       Internet Software -- 0.7%
                       Symantec Corp.+.............................................          420,670         7,307,038
                       Telecommunications -- 3.0%
                       Cisco Systems, Inc.+........................................          185,900         3,318,315
                       Embarq Corp. ...............................................           52,459         2,373,770
                       Nortel Networks Corp.+......................................        3,857,040         7,559,798
                       TELUS Corp. ................................................           47,640         2,058,492
                       Verizon Communications, Inc. ...............................          381,280        12,894,890
                       Vodafone Group PLC ADR......................................           94,544         2,049,714
                                                                                                       ----------------
                                                                                                            55,995,244
                                                                                                       ----------------
                       MATERIALS -- 3.1%
                       Chemicals -- 1.6%
                       Air Products and Chemicals, Inc. ...........................           37,950         2,426,144
                       Dow Chemical Co. ...........................................           36,790         1,272,198
                       du Pont (E.I.) de Nemours & Co. ............................           64,300         2,550,138
                       Nalco Holding Co.+..........................................          124,140         2,091,759
                       PPG Industries, Inc. .......................................           63,250         3,892,405
                       Praxair, Inc. ..............................................           21,750         1,192,770
                       Syngenta AG+................................................           14,460         2,078,724
                       The Sherwin-Williams Co. ...................................           16,910           855,646
                       Forest Products -- 1.4%
                       Bowater, Inc. ..............................................          175,350         3,556,098
                       International Paper Co. ....................................           32,710         1,122,934
                       MeadWestvaco Corp. .........................................           40,200         1,050,024
                       Owens-Illinois, Inc.+.......................................          555,520         8,405,018
                       Smurfit-Stone Container Corp.+..............................           34,710           351,265
                       Metals & Minerals -- 0.1%
                       BHP Billiton PLC............................................           67,740         1,283,098
                                                                                                       ----------------
                                                                                                            32,128,221
                                                                                                       ----------------
                       UTILITIES -- 4.5%
                       Electric Utilities -- 1.8%
                       Exelon Corp. ...............................................           52,970         3,066,963
                       FPL Group, Inc. ............................................          300,910        12,981,257
                       NRG Energy, Inc.+...........................................           21,910         1,079,068
                       TXU Corp. ..................................................           19,000         1,220,370
                       Gas & Pipeline Utilities -- 0.9%
                       Dominion Resources, Inc. ...................................           87,720         6,884,266
                       Questar Corp. ..............................................           11,120           985,232
                       Williams Cos., Inc. ........................................           32,100           778,425
                       Telephone -- 1.8%
                       AT&T, Inc. .................................................          169,100         5,071,309
                       Sprint Nextel Corp. ........................................          692,650        13,714,470
                                                                                                       ----------------
                                                                                                            45,781,360
                                                                                                       ----------------
                       TOTAL COMMON STOCK (cost $535,917,971)......................                        600,034,044
                                                                                                       ----------------

---------------------

                                                                                        PRINCIPAL           VALUE
                       ASSET-BACKED SECURITIES -- 3.0%                                   AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       FINANCE -- 3.0%
                       Banks -- 0.7%
                       Banc America Commercial Mtg., Inc., Series 2005-2, Class A5
                         4.86% due 07/10/43(1).....................................  $     1,000,000   $       942,710
                       Banc America Commercial Mtg., Inc., Series 2005-6, Class A4
                         5.35% due 09/10/47(1)(2)..................................          500,000           482,090
                       Banc America Commercial Mtg., Inc., Series 2005-6, Class AM
                         5.35% due 09/10/47(1)(2)..................................          357,445           343,399
                       Chase Commercial Mtg. Securities Corp., Series 2000-2, Class
                         A1 7.54% due 07/15/32(1)..................................           58,013            59,069
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class
                         A4 4.85% due 10/15/41(1)..................................          950,000           897,142
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C17, Class
                         A4 5.08% due 03/15/42(1)..................................          964,051           922,448
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class
                         A4 4.94% due 04/15/42(1)..................................        1,000,000           947,507
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C21, Class
                         AM 5.20% due 10/15/44(1)..................................          694,000           670,870
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C22, Class
                         A4 5.32% due 12/15/44(1)(2)...............................          837,000           813,727
                       Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class
                         AM 5.96% due 06/15/45(1)(2)(9)............................          830,000           846,040
                       Financial Services -- 2.3%
                       AmeriCredit Automobile Receivables Trust, Series 2004-AF,
                         Class A3 2.18% due 07/07/08...............................          140,972           140,622
                       Bayview Financial Revolving Asset Trust, Series 2005-E,
                         Class M1 6.14% due 12/28/40*(5)(7)(9).....................          850,000           850,000
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2005-PWR7, Class A3 5.12% due 02/11/41(1)(2)..............          572,496           550,511
                       Capital Trust Re CDO Ltd., Series 2005-3A, Class A2 5.16%
                         due 06/25/35*(5)(9).......................................        1,000,000           962,812
                       CD Commercial Mtg. Trust, Series 2005-CD1, Class A3 5.23%
                         due 09/10/47(1)(2)........................................          550,000           539,818
                       Countrywide Asset-Backed Certificates, Series 2005-1, Class
                         AF3 4.58% due 07/25/35....................................           36,000            35,590
                       Countrywide Asset-Backed Certificates, Series 2005-3, Class
                         AF3 4.82% due 08/25/35....................................          610,000           603,856
                       CPS Auto Receivables Trust, Series 2003-A, Class A2 2.89%
                         due 12/15/09*(9)..........................................           21,289            20,913
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1, Class A2
                         6.70% due 06/20/30*(1)....................................           82,311            82,280
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1, Class A2
                         7.00% due 06/02/33*(1)(5).................................          471,019           471,386
                       Deutsche Mtg. & Asset Receiving Corp., Series 1998-C1, Class
                         A2 6.54% due 06/15/31(1)..................................          496,654           501,509
                       Falcon Franchise Loan LLC, Series 2000-1, Class A1 7.38% due
                         05/05/10*(1)..............................................          192,536           196,978
                       GE Commercial Mtg. Corp., Series 2006-C1, Class AM 5.52% due
                         03/10/44(1)(2)............................................          630,000           613,642
                       Greenwich Capital Commercial Funding Corp., Series 2004-GG1,
                         Class A7 5.32% due 06/10/36(1)............................          293,478           287,313
                       Greenwich Capital Commercial Funding Corp., Series 2005-GG3,
                         Class A2 4.31% due 08/10/42(1)............................          633,450           611,805
                       Greenwich Capital Commercial Funding Corp., Series 2005-GG3,
                         Class A4 5.22% due 04/10/37(1)............................          729,927           705,500
                       Greenwich Capital Commercial Funding Corp., Series 2006-GG7,
                         Class AM 5.40% due 07/15/44...............................          600,000           609,939
                       J.P. Morgan Chase Commercial Mtg. Securities, Series
                         2004-C2, Class A3 5.21% due 05/15/41(1)(2)................          192,837           187,923

                                                           ---------------------

                                                                                        PRINCIPAL           VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                               AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       J.P. Morgan Chase Commercial Mtg. Securities, Series
                         2005-CB12, Class AM 4.95% due 09/12/37(1).................  $       800,000   $       754,529
                       J.P. Morgan Chase Commercial Mtg. Securities, Series 2005-
                         LDP1, Class A4 5.04% due 03/15/46(1)......................          959,574           916,719
                       J.P. Morgan Chase Commercial Mtg. Securities, Series 2005-
                         LDP2, Class AM 4.78% due 07/15/42(1)......................          765,000           713,641
                       J.P. Morgan Chase Commercial Mtg. Securities, Series 2005-
                         LDP4, Class X1 5.29% due 01/12/43(1)(2)...................        1,050,000         1,023,223
                       LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class A3
                         6.48% due 02/18/30(1).....................................          970,006           977,401
                       Lehman Large Loan, Series 1997-LLI, Class B 6.95% due
                         10/12/34(1)...............................................          140,000           141,144
                       Merrill Lynch Mtg. Trust Series 2006-C1, Class AM 5.66% due
                         05/12/39(1)(2)............................................        1,105,000         1,104,239
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class X
                         0.56% due 11/15/30*(1)(2)(3)..............................       19,118,321           286,052
                       Morgan Stanley Capital I, Inc., Series 2005-HQ5, Class A4
                         5.17% due 01/14/42(1).....................................          381,582           368,087
                       Multi-Family Capital Access One, Inc., Series 1, Class A
                         6.65% due 01/15/24(1).....................................          180,676           183,623
                       RAAC Series, Series 2004-SP3, Class AI3 4.97% due
                         09/25/34(1)...............................................          425,000           411,500
                       Residential Asset Mtg. Products, Inc., Series 2003-RS1,
                         Class AI3 4.11% due 01/25/35..............................          441,287           432,769
                       Residential Asset Mtg. Products, Inc., Series 2003-RZ5,
                         Class A3 3.80% due 07/25/30...............................           52,872            52,645
                       Residential Funding Mtg. Securities II, Inc., Series
                         2004-HI1, Class A3 5.32% due 12/25/35.....................          669,000           661,064
                       Small Business Administration Participation Certificates,
                         Series 2004-20D, Class 1 4.77% due 04/01/24(4)............          450,164           428,821
                       Small Business Administration Participation Certificates,
                         Series 2004-20E, Class 1 5.18% due 05/01/24(4)............          731,259           714,257
                       Small Business Administration Participation Certificates,
                         Series 2004-20F, Class 1 5.52% due 06/01/24(4)............        1,065,119         1,060,979
                       Small Business Administration Participation Certificates,
                         Series 2004-20G, Class 1 4.35% due 07/01/23(4)............          152,165           141,383
                       Small Business Administration Participation Certificates,
                         Series 2004-20I, Class 1 4.99% due 09/01/24(4)............          641,297           618,537
                       Small Business Administration Participation Certificates,
                         Series 2005-20C, Class 1 4.95% due 03/01/25(4)............        1,096,182         1,064,989
                       Small Business Administration Participation Certificates,
                         Series 2005-20J, Class 1 5.09% due 10/01/25(4)............          583,598           563,747
                       Small Business Administration Participation Certificates,
                         Series 2005-20L, Class 1 5.39% due 12/01/25(4)............          520,901           512,639
                       Spirit Master Funding LLC, Series 2005-1, Class A1 5.05% due
                         07/20/23*(1)(9)...........................................          861,339           826,377
                       Structured Asset Secs Corp., Series 2005-4XS, Class 1A2B
                         4.67% due 03/25/35........................................        1,490,491         1,468,858
                       TIAA Retail Commercial Trust, Series 1999-1 Class A 7.17%
                         due 01/15/32*(1)..........................................          480,156           483,948
                                                                                                       ----------------
                       TOTAL ASSET-BACKED SECURITIES (cost $31,937,029)............                         30,808,570
                                                                                                       ----------------

                       BONDS & NOTES -- 34.7%
                       ------------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Apparel & Textiles -- 0.1%
                       Limited, Inc. 5.25% due 11/01/14............................          934,000           855,262

---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Housing -- 0.1%
                       Fortune Brands, Inc. 5.13% due 01/15/11.....................  $       808,000   $       782,550
                       Retail -- 0.2%
                       Home Depot, Inc. 5.40% due 03/01/16.........................        1,026,000           997,593
                       May Department Stores Co. 5.75% due 07/15/14................          800,000           785,643
                       Wal Mart Stores, Inc. 5.25% due 09/01/35....................        1,003,000           896,267
                                                                                                       ----------------
                                                                                                             4,317,315
                                                                                                       ----------------
                       CONSUMER STAPLES -- 0.3%
                       Food, Beverage & Tobacco -- 0.3%
                       Cadbury Schweppes US Finance LLC 5.13% due 10/01/13*........        1,229,000         1,168,278
                       Miller Brewing Co. 5.50% due 08/15/13*......................        1,373,000         1,332,289
                                                                                                       ----------------
                                                                                                             2,500,567
                                                                                                       ----------------
                       ENERGY -- 0.6%
                       Energy Services -- 0.4%
                       Exelon Generation Co. LLC 6.95% due 06/15/11................          841,000           881,167
                       FirstEnergy Corp. 6.45% due 11/15/11........................        1,089,000         1,119,351
                       Halliburton Co. 5.50% due 10/15/10..........................          502,000           500,469
                       MidAmerican Energy Holdings Co. 3.50% due 05/15/08..........          411,000           396,741
                       MidAmerican Energy Holdings Co. 5.88% due 10/01/12..........          340,000           340,073
                       MidAmerican Energy Holdings Co. 6.13% due 04/01/36*.........          685,000           659,158
                       PSEG Power LLC 6.95% due 06/01/12...........................          313,000           327,267
                       Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17........          190,749           194,549
                       Energy Sources -- 0.2%
                       Ocean Energy, Inc. 4.38% due 10/01/07.......................          600,000           591,361
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......          120,000           139,651
                       Xto Energy, Inc. 5.65% due 04/01/16.........................        1,040,000         1,004,644
                                                                                                       ----------------
                                                                                                             6,154,431
                                                                                                       ----------------
                       FINANCE -- 2.3%
                       Banks -- 0.6%
                       Bank of America Corp. 5.38% due 06/15/14....................          520,000           509,727
                       Bank of America Corp. 7.40% due 01/15/11....................        1,089,000         1,167,010
                       HBOS Capital Funding LP 6.07% due 06/30/14*(8)..............          423,000           419,106
                       RBS Capital Trust II 6.43% due 1/29/34(6)...................          679,000           647,488
                       UniCredito Italiano Capital Trust II 9.20% due
                         10/05/10*(8)..............................................          612,000           683,086
                       Wachovia Corp. 5.25% due 08/01/14...........................        1,565,000         1,508,611
                       Wells Fargo & Co. 5.13% due 09/15/16........................          168,000           159,305
                       Wells Fargo Bank NA 4.75% due 02/09/15......................        1,513,000         1,409,667
                       Financial Services -- 1.5%
                       Boeing Capital Corp. 6.50% due 02/15/12.....................        1,282,000         1,336,163
                       Citigroup, Inc. 5.00% due 09/15/14..........................        1,729,000         1,639,528
                       Countrywide Financial Corp. 6.25% due 05/15/16..............          906,000           901,592
                       Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10.....          729,000           697,956
                       Credit Suisse First Boston USA, Inc. 4.88% due 08/15/10.....          608,000           593,384
                       Devon Financing Corp. 6.88% due 09/30/11....................          230,000           241,612
                       Duke Capital Corp. 8.00% due 10/01/19.......................          408,000           459,579
                       Fund American Cos., Inc. 5.88% due 05/15/13.................          484,000           469,906
                       General Electric Capital Corp. 6.75% due 03/15/32...........        1,074,000         1,168,213
                       General Electric Capital Corp. 8.75% due 05/21/07...........          109,000           111,698
                       General Electric Capital Corp. 5.45% due 01/15/13...........          203,000           201,439
                       Goldman Sachs Group, Inc. 5.70% due 09/01/12................          790,000           786,579
                       HSBC Finance Corp. 5.25% due 01/14/11.......................          725,000           714,659
                       Lehman Brothers Holdings, Inc. 5.50% due 04/04/16...........          193,000           186,566
                       Lehman Brothers Holdings, Inc. 8.25% due 06/15/07...........          513,000           524,793
                       Merrill Lynch & Co., Inc. 5.45% due 07/15/14................          946,000           925,425
                       Merrill Lynch & Co., Inc. 6.05% due 05/16/16................          741,000           747,365

                                                           ---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       MidAmerican Funding LLC 6.93% due 03/01/29..................  $       166,000   $       178,437
                       Morgan Stanley Group, Inc. 4.75% due 04/01/14...............          609,000           565,588
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............          664,000           693,821
                       Natexis Ambs Co. LLC 8.44% due 06/30/08*(8).................          215,000           225,556
                       UBS AG Stamford Branch 5.88% due 07/15/16...................          810,000           812,072
                       UBS Preferred Funding Trust V 6.24% due 05/15/16(6).........        1,060,000         1,055,687
                       Insurance -- 0.2%
                       Allstate Corp. 5.55% due 05/09/35...........................           83,000            74,311
                       Allstate Corp. 6.13% due 12/15/32...........................          604,000           584,596
                       MetLife, Inc. 6.50% due 12/15/32............................          272,000           276,067
                       St. Paul Travelers Cos., Inc. 5.50% due 12/01/15............          541,000           516,876
                                                                                                       ----------------
                                                                                                            23,193,468
                                                                                                       ----------------
                       HEALTHCARE -- 0.3%
                       Drugs -- 0.1%
                       Wyeth 5.50% due 03/15/13....................................          773,000           761,082
                       Health Services -- 0.1%
                       Cardinal Health, Inc. 5.85% due 12/15/17....................          795,000           766,825
                       HCA, Inc. 6.95% due 05/01/12................................          641,000           562,477
                       HCA, Inc. 8.75% due 09/01/10................................          165,000           166,238
                       Medical Products -- 0.1%
                       Allergan, Inc. 5.75% due 04/01/16*..........................          800,000           788,887
                                                                                                       ----------------
                                                                                                             3,045,509
                                                                                                       ----------------
                       INDUSTRIAL & COMMERCIAL -- 0.6%
                       Aerospace & Military Technology -- 0.1%
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15*..............        1,009,000           940,641
                       Raytheon Co. 6.15% due 11/01/08.............................          414,000           419,656
                       Building Materials -- 0.1%
                       CRH America, Inc. 6.95% due 03/15/12........................          687,000           717,546
                       Business Services -- 0.3%
                       Cendant Corp. 6.88% due 08/15/06............................          851,000           851,246
                       Johnson Controls, Inc. 5.50% due 01/15/16...................          780,000           748,352
                       Ocean Energy, Inc. 7.25% due 10/01/11.......................          383,000           406,404
                       Waste Management, Inc. 7.00% due 07/15/28...................          458,000           482,346
                       Waste Management, Inc. 7.38% due 08/01/10...................          601,000           637,389
                       Machinery -- 0.1%
                       Kennametal, Inc. 7.20% due 06/15/12.........................          710,000           743,293
                       Transportation -- 0.0%
                       CSX Corp. 6.75% due 03/15/11................................          318,000           332,146
                       Union Pacific Corp. 6.13% due 01/15/12......................          227,000           231,572
                                                                                                       ----------------
                                                                                                             6,510,591
                                                                                                       ----------------
                       INFORMATION & ENTERTAINMENT -- 0.4%
                       Broadcasting & Media -- 0.1%
                       Hearst Argyle Television, Inc. 7.50% due 11/15/27...........          800,000           801,556
                       News America Holdings, Inc. 8.50% due 02/23/25..............          444,000           507,443
                       News America, Inc. 6.20% due 12/15/34.......................          240,000           219,737

---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 0.3%
                       Continental Airlines, Inc., Pass Through Certificates,
                         Series 981A 6.65% due 09/15/17............................  $       864,709   $       867,222
                       Marriott International, Inc. 6.20% due 06/15/16.............          799,000           793,695
                       Walt Disney Co. 6.38% due 03/01/12..........................          924,000           956,324
                                                                                                       ----------------
                                                                                                             4,145,977
                                                                                                       ----------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Computer Services -- 0.1%
                       Cisco Systems, Inc. 5.50% due 02/22/16......................          700,000           680,742
                       Electronics -- 0.0%
                       System Energy Resources, Inc. 5.13% due 01/15/14*...........          393,538           381,322
                       Telecommunications -- 0.4%
                       Bellsouth Corp. 6.55% due 06/15/34..........................          662,000           638,966
                       Cingular Wireless LLC 6.50% due 12/15/11....................          326,000           337,474
                       TCI Communications Financing III 9.65% due 03/31/27.........        1,434,000         1,527,622
                       Verizon New York, Inc. 6.88% due 04/01/12...................        1,848,000         1,894,466
                                                                                                       ----------------
                                                                                                             5,460,592
                                                                                                       ----------------
                       MATERIALS -- 0.0%
                       Forest Products -- 0.0%
                       MeadWestvaco Corp. 6.80% due 11/15/32.......................          333,000           316,472
                                                                                                       ----------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.3%
                       EOP Operating LP 6.80% due 01/15/09.........................        1,981,000         2,030,935
                       Socgen Real Estate Co. LLC 7.64% due 09/30/07*(8)...........        1,051,000         1,074,453
                       Real Estate Investment Trusts -- 0.6%
                       Boston Properties, Inc. 5.00% due 06/01/15..................          147,000           136,516
                       HRPT Properties Trust 6.25% due 08/15/16....................          773,000           771,101
                       Kimco Realty Corp. 6.00% due 11/30/12.......................          750,000           760,662
                       Prologis 5.75% due 04/01/16.................................          970,000           941,712
                       Simon Property Group LP 5.10% due 06/15/15..................          392,000           366,674
                       Simon Property Group LP 6.38% due 11/15/07..................          636,000           638,599
                       Vornado Realty Trust 5.63% due 06/15/07.....................        2,023,000         2,017,451
                                                                                                       ----------------
                                                                                                             8,738,103
                                                                                                       ----------------
                       U.S. GOVERNMENT AGENCIES -- 15.8%
                       Financial Services -- 0.0%
                       Financing Corp. 9.65% due 11/02/18..........................          235,000           322,410
                       U.S. Government Agencies -- 15.8%
                       Federal Home Loan Banks 3.75% due 09/28/06..................        4,695,000         4,681,511
                       Federal Home Loan Banks 3.90% due 02/25/08..................          570,000           558,053
                       Federal Home Loan Mtg. Corp. 3.75% due 11/15/06.............        2,794,000         2,779,751
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/18.............        1,099,401         1,050,037
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/18.............        1,436,134         1,371,651
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............          959,136           916,070
                       Federal Home Loan Mtg. Corp. 4.50% due 03/01/19.............           92,753            88,568
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/19.............           64,120            61,158
                       Federal Home Loan Mtg. Corp. 4.50% due 02/01/20.............          424,948           405,316
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............          344,917           317,218
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............          244,848           225,663
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............          226,208           208,431
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/18.............          647,901           629,922
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/18.............          795,105           773,042
                       Federal Home Loan Mtg. Corp. 5.00% due 02/01/19.............        1,024,408           995,456
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/33.............        2,285,127         2,171,308

                                                           ---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/33.............  $     1,129,876   $     1,073,598
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/34.............          540,692           512,970
                       Federal Home Loan Mtg. Corp. 5.00% due 04/01/34.............          291,681           276,726
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/35.............          357,911           338,654
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/35.............        1,157,268         1,095,001
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/35.............          533,245           504,553
                       Federal Home Loan Mtg. Corp. 5.00% due 10/01/35.............        2,891,329         2,735,760
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/19.............          599,900           594,123
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/19.............           36,046            35,733
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/19.............           30,063            29,774
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............          295,767           292,919
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/20.............          162,944           161,173
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/25.............          814,765           798,366
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/25.............          386,258           378,483
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/25.............          596,848           584,835
                       Federal Home Loan Mtg. Corp. 5.50% due 09/01/25.............          567,615           556,190
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/33.............        1,687,024         1,645,925
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............          418,284           408,094
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............        1,681,760         1,640,790
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/34.............          197,511           192,508
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............          124,536           121,381
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/35.............          101,265            98,436
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/35.............          807,359           784,802
                       Federal Home Loan Mtg. Corp. 5.50% due 09/01/35.............          289,322           281,239
                       Federal Home Loan Mtg. Corp. 5.50% due 10/01/35.............          926,337           900,456
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/16.............          112,996           113,842
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............          192,677           194,074
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/17.............          108,156           108,939
                       Federal Home Loan Mtg. Corp. 6.00% due 10/01/17.............          144,254           145,300
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/19.............          881,005           886,912
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/19.............          192,396           193,686
                       Federal Home Loan Mtg. Corp. 6.00% due 11/01/19.............          286,520           288,599
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/21.............          272,943           274,830
                       Federal Home Loan Mtg. Corp. 6.00% due 02/01/23.............          712,702           717,404
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/25.............          267,857           268,587
                       Federal Home Loan Mtg. Corp. 6.00% due 02/01/26.............          289,298           290,087
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/34.............          177,346           176,755
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/34.............        1,053,311         1,049,803
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/34.............        2,347,309         2,339,491
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/34.............          193,683           193,038
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/35.............          396,449           394,434
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/35.............          351,761           349,973
                       Federal Home Loan Mtg. Corp. 6.00% due 03/01/36.............          377,739           375,651
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/34.............          125,700           127,399
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............          173,848           176,198
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/34.............          689,790           699,113
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/34.............          454,390           462,040
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/34.............           15,166            15,370
                       Federal National Mtg. Assoc. 3.00% due 03/02/07.............        1,178,000         1,161,342
                       Federal National Mtg. Assoc. 4.01% due 08/01/13.............           86,564            79,630
                       Federal National Mtg. Assoc. 4.02% due 08/01/13.............          303,217           279,551
                       Federal National Mtg. Assoc. 4.50% due 04/01/18.............          765,168           732,853
                       Federal National Mtg. Assoc. 4.50% due 06/01/18.............          914,972           876,331
                       Federal National Mtg. Assoc. 4.50% due 07/01/18.............          603,285           577,807
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............          732,610           700,726
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............          713,875           682,806
                       Federal National Mtg. Assoc. 4.50% due 05/01/20.............          238,109           227,507
                       Federal National Mtg. Assoc. 4.50% due 07/01/20.............          233,313           223,159
                       Federal National Mtg. Assoc. 4.50% due 02/01/35.............          313,326           288,686

---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 4.50% due 03/01/35.............  $     1,311,099   $     1,205,380
                       Federal National Mtg. Assoc. 4.52% due 05/01/14.............          753,176           709,730
                       Federal National Mtg. Assoc. 4.62% due 04/01/13.............           86,870            83,027
                       Federal National Mtg. Assoc. 4.63% due 04/01/14.............          213,752           202,435
                       Federal National Mtg. Assoc. 4.76% due 10/01/15.............          177,158           168,117
                       Federal National Mtg. Assoc. 4.82% due 12/01/12.............          709,369           684,884
                       Federal National Mtg. Assoc. 4.85% due 08/01/14.............          443,829           425,957
                       Federal National Mtg. Assoc. 4.88% due 03/01/20.............          178,525           174,013
                       Federal National Mtg. Assoc. 4.93% due 04/01/15.............        1,330,078         1,278,442
                       Federal National Mtg. Assoc. 4.94% due 08/01/15.............          200,000           192,259
                       Federal National Mtg. Assoc. 4.98% due 09/01/15.............          118,723           114,237
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............           79,454            77,432
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............        2,846,678         2,777,085
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............        1,081,553         1,054,033
                       Federal National Mtg. Assoc. 5.00% due 07/01/19.............          698,356           679,395
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............          358,058           348,346
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............          876,471           852,698
                       Federal National Mtg. Assoc. 5.00% due 03/01/20.............          828,842           805,309
                       Federal National Mtg. Assoc. 5.00% due 05/01/20.............          346,229           336,399
                       Federal National Mtg. Assoc. 5.00% due 07/01/20.............          443,515           430,922
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............          712,891           678,009
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............          248,229           235,710
                       Federal National Mtg. Assoc. 5.00% due 05/01/34.............          306,585           291,123
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............          215,318           204,459
                       Federal National Mtg. Assoc. 5.00% due 08/01/34.............          328,494           311,926
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............          852,338           809,350
                       Federal National Mtg. Assoc. 5.00% due 11/01/34.............          191,044           181,409
                       Federal National Mtg. Assoc. 5.00% due 12/01/34.............          196,938           187,005
                       Federal National Mtg. Assoc. 5.00% due 06/01/35.............          742,340           702,937
                       Federal National Mtg. Assoc. 5.00% due 07/01/35.............        4,146,305         3,926,222
                       Federal National Mtg. Assoc. 5.00% due 08/01/35.............          630,695           597,218
                       Federal National Mtg. Assoc. 5.25% due 04/15/07.............        3,654,000         3,648,566
                       Federal National Mtg. Assoc. 5.37% due 02/01/13.............          299,069           296,153
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............          704,414           698,856
                       Federal National Mtg. Assoc. 5.50% due 01/01/18.............          927,077           919,763
                       Federal National Mtg. Assoc. 5.50% due 02/01/18.............          584,751           580,067
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............        1,495,734         1,482,307
                       Federal National Mtg. Assoc. 5.50% due 08/01/19.............          351,304           348,051
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............          771,363           764,439
                       Federal National Mtg. Assoc. 5.50% due 11/01/19.............          129,155           127,996
                       Federal National Mtg. Assoc. 5.50% due 12/01/19.............          204,956           203,116
                       Federal National Mtg. Assoc. 5.50% due 01/01/21.............          440,664           436,109
                       Federal National Mtg. Assoc. 5.50% due 05/01/25.............          509,919           499,526
                       Federal National Mtg. Assoc. 5.50% due 06/01/25.............          345,147           338,112
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............        1,090,537         1,063,798
                       Federal National Mtg. Assoc. 5.50% due 04/01/33.............          568,248           554,315
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............        1,262,392         1,231,440
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............        5,118,803         4,993,297
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............        1,487,881         1,451,400
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............          269,623           263,012
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............          964,409           940,763
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............        1,443,383         1,456,962
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............          363,084           353,592
                       Federal National Mtg. Assoc. 5.50% due 03/01/34.............          141,585           138,002
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............          149,955           146,250
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............          417,492           406,576
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............        1,586,194         1,544,723
                       Federal National Mtg. Assoc. 5.50% due 06/01/34.............          276,800           269,563
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............        2,641,977         2,572,901

                                                           ---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............  $       305,950   $       297,951
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............          521,013           507,391
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............        3,981,997         3,877,889
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............        3,488,854         3,397,639
                       Federal National Mtg. Assoc. 5.50% due 11/01/34.............        6,744,900         6,568,069
                       Federal National Mtg. Assoc. 5.50% due 12/01/34.............        3,076,857         2,996,414
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............        3,847,536         3,746,943
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............          243,051           236,696
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............          466,853           453,691
                       Federal National Mtg. Assoc. 5.50% due 03/01/35.............          481,498           467,923
                       Federal National Mtg. Assoc. 5.50% due 04/01/35.............          725,962           705,495
                       Federal National Mtg. Assoc. 5.50% due 08/01/35.............          312,324           303,519
                       Federal National Mtg. Assoc. 5.50% due 09/01/35.............          882,170           857,299
                       Federal National Mtg. Assoc. 5.50% due 09/01/35.............        1,295,364         1,258,844
                       Federal National Mtg. Assoc. 5.50% due 10/01/35.............          592,080           575,388
                       Federal National Mtg. Assoc. 5.50% due 04/01/36.............          457,349           444,455
                       Federal National Mtg. Assoc. 5.72% due 02/01/09.............          385,000           384,861
                       Federal National Mtg. Assoc. 6.00% due 05/15/08.............          898,000           908,825
                       Federal National Mtg. Assoc. 6.00% due 01/01/17.............          193,263           195,116
                       Federal National Mtg. Assoc. 6.00% due 02/01/17.............          617,166           623,255
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............          505,292           510,102
                       Federal National Mtg. Assoc. 6.00% due 03/01/18.............          124,262           125,445
                       Federal National Mtg. Assoc. 6.00% due 11/01/18.............        1,104,458         1,115,355
                       Federal National Mtg. Assoc. 6.00% due 01/01/21.............          290,415           293,071
                       Federal National Mtg. Assoc. 6.00% due 01/01/21.............           94,152            95,013
                       Federal National Mtg. Assoc. 6.00% due 05/01/21.............          496,331           500,870
                       Federal National Mtg. Assoc. 6.00% due 11/01/25.............          384,148           385,012
                       Federal National Mtg. Assoc. 6.00% due 04/01/34.............        1,229,678         1,224,738
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............        1,060,183         1,055,923
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............        2,826,468         2,815,113
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............        1,541,330         1,535,138
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............        1,985,021         1,977,047
                       Federal National Mtg. Assoc. 6.00% due 09/01/34.............          741,668           738,688
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............          249,197           248,196
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............          113,483           113,148
                       Federal National Mtg. Assoc. 6.00% due 11/01/34.............          246,009           245,021
                       Federal National Mtg. Assoc. 6.00% due 12/01/34.............           93,290            92,915
                       Federal National Mtg. Assoc. 6.00% due 12/01/35.............          990,657           985,145
                       Federal National Mtg. Assoc. 6.00% due 02/01/36.............        1,533,643         1,525,110
                       Federal National Mtg. Assoc. 6.00% due 02/01/36.............          322,849           320,863
                       Federal National Mtg. Assoc. 6.00% due 04/01/36.............          204,848           203,588
                       Federal National Mtg. Assoc. 6.33% due 03/01/11.............          139,005           142,280
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............          417,655           424,384
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............          131,136           133,249
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............          478,570           486,281
                       Federal National Mtg. Assoc. 6.50% due 02/01/32.............          442,427           449,556
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............          856,714           870,287
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............          160,797           163,736
                       Federal National Mtg. Assoc. 6.50% due 08/01/32.............          729,806           741,368
                       Federal National Mtg. Assoc. 6.50% due 01/01/33.............          495,965           503,822
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............          112,882           114,338
                       Federal National Mtg. Assoc. 6.50% due 06/01/34.............          158,175           160,215
                       Federal National Mtg. Assoc. 6.50% due 08/01/34.............          593,235           600,886
                       Federal National Mtg. Assoc. 6.50% due 03/01/36.............          271,656           274,909
                       Federal National Mtg. Assoc. 6.50% due 05/01/36.............          400,973           405,774
                       Federal National Mtg. Assoc. 6.63% due 09/15/09.............        2,374,000         2,468,941
                       Federal National Mtg. Assoc. 6.63% due 11/15/10.............        1,120,000         1,177,337
                       Federal National Mtg. Assoc. 7.50% due 02/01/30.............           59,945            62,187

---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............  $       147,469   $       152,498
                       Federal National Mtg. Assoc. 7.50% due 02/01/32.............          116,231           120,194
                       Government National Mtg. Assoc. 4.50% due 07/20/33..........           92,072            84,749
                       Government National Mtg. Assoc. 4.50% due 09/20/33..........          572,086           526,582
                       Government National Mtg. Assoc. 4.50% due 12/20/34..........          171,076           157,354
                       Government National Mtg. Assoc. 5.00% due 07/20/33..........          144,553           137,579
                       Government National Mtg. Assoc. 5.00% due 06/15/34..........          490,461           468,890
                       Government National Mtg. Assoc. 5.00% due 10/15/34..........          294,070           281,095
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........          679,970           666,701
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........        3,216,415         3,152,908
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........          323,957           317,561
                       Government National Mtg. Assoc. 5.50% due 10/15/35..........          184,076           180,286
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........          843,666           845,394
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........          656,295           657,575
                       Government National Mtg. Assoc. 6.00% due 02/15/34..........          342,686           343,282
                       Government National Mtg. Assoc. 6.00% due 07/15/34..........          343,163           343,761
                       Government National Mtg. Assoc. 6.00% due 09/15/34..........          343,654           344,253
                       Government National Mtg. Assoc. 6.00% due 02/20/35..........          424,335           423,811
                       Government National Mtg. Assoc. 6.00% due 04/20/35..........          177,468           177,249
                       Government National Mtg. Assoc. 6.50% due 11/20/35..........          338,336           344,010
                       Government National Mtg. Assoc. 6.50% due 02/20/36..........          222,268           225,972
                                                                                                       ----------------
                                                                                                           161,769,518
                                                                                                       ----------------
                       U.S. GOVERNMENT OBLIGATIONS -- 11.9%
                       U.S. Treasuries -- 11.9%
                       United States Treasury Bonds 5.38% due 02/15/31.............       13,142,000        13,588,618
                       United States Treasury Bonds 6.00% due 02/15/26.............        5,684,000         6,257,283
                       United States Treasury Bonds 6.25% due 08/15/23.............       10,543,000        11,805,693
                       United States Treasury Bonds 8.00% due 11/15/21.............          318,000           412,307
                       United States Treasury Bonds 10.38% due 11/15/12............          678,000           722,520
                       United States Treasury Notes 3.13% due 04/15/09.............        8,500,000         8,115,842
                       United States Treasury Notes 3.50% due 11/15/09.............        6,515,000         6,236,842
                       United States Treasury Notes 3.88% due 02/15/13.............          993,000           934,932
                       United States Treasury Notes 4.25% due 01/15/10 TIPS........        3,485,075         3,703,980
                       United States Treasury Notes 4.25% due 11/15/13.............        2,951,000         2,825,928
                       United States Treasury Notes 4.38% due 05/15/07.............          728,000           723,706
                       United States Treasury Notes 4.75% due 11/15/08.............        5,565,000         5,539,785
                       United States Treasury Notes 4.75% due 05/15/14.............          829,000           817,990
                       United States Treasury Notes 5.00% due 02/15/11.............        9,000,000         9,043,245
                       United States Treasury Notes 5.50% due 02/15/08.............        4,439,000         4,471,773
                       United States Treasury Notes 5.63% due 05/15/08.............       24,918,000        25,181,782
                       United States Treasury Notes 6.50% due 02/15/10.............       20,315,000        21,338,693
                                                                                                       ----------------
                                                                                                           121,720,919
                                                                                                       ----------------
                       UTILITIES -- 0.7%
                       Electric Utilities -- 0.4%
                       CenterPoint Energy Resources Corp. 7.88% due 04/01/13.......          382,000           416,675
                       Northeast Utilities 8.58% due 12/01/06......................           25,440            25,501
                       Oncor Electric Delivery Co. 7.00% due 09/01/22..............          735,000           770,517
                       Pacific Gas & Electric Co. 4.80% due 03/01/14...............          210,000           197,763
                       Progress Energy, Inc. 7.10% due 03/01/11....................        1,071,000         1,131,618
                       PSEG Power LLC 5.50% due 12/01/15...........................          409,000           389,216
                       TXU Energy Co. 7.00% due 03/15/13...........................          698,000           718,760
                       Gas & Pipeline Utilities -- 0.2%
                       Dominion Resources, Inc. 5.15% due 07/15/15.................          824,000           769,029
                       Kinder Morgan Energy Partners LP 5.13% due 11/15/14.........          217,000           201,778
                       Kinder Morgan Energy Partners LP 6.75% due 03/15/11.........          494,000           508,505
                       Kinder Morgan Energy Partners LP 7.40% due 03/15/31.........          110,000           116,053

                                                           ---------------------

                                                                                        PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT            (NOTE 2)
                       ------------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Kinder Morgan Energy Partners LP 7.75% due 03/15/32.........  $       212,000   $       232,680
                       Valero Energy Corp. 6.88% due 04/15/12......................          565,000           592,280
                       Telephone -- 0.1%
                       Cox Communications, Inc. 4.63% due 06/01/13.................          985,000           894,159
                       SBC Communications, Inc. 6.15% due 09/15/34.................          339,000           315,101
                                                                                                       ----------------
                                                                                                             7,279,635
                                                                                                       ----------------
                       TOTAL BONDS & NOTES (cost $362,973,944).....................                        355,153,097
                                                                                                       ----------------
                       FOREIGN BONDS & NOTES -- 1.3%
                       ------------------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.1%
                       Food, Beverage & Tobacco -- 0.1%
                       Diageo Finance BV 5.50% due 04/01/13........................          970,000           955,066
                                                                                                       ----------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Nexen, Inc 5.88% due 03/10/35...............................          600,000           542,204
                                                                                                       ----------------
                       FINANCE -- 0.7%
                       Banks -- 0.3%
                       Barclays Bank PLC 6.86% due 06/15/32*(8)....................        1,001,000         1,029,204
                       Nordea Bank AB 5.42% due 04/15/15*(8).......................          467,000           433,994
                       Woori Bank 6.13% due 05/01/11*(6)...........................        1,230,000         1,225,224
                       Financial Services -- 0.4%
                       DBS Capital Funding Corp. 7.66% due 03/15/11*(8)............          669,000           718,244
                       ING Groep NV ADR 5.78% due 12/15/15(8)......................        1,270,000         1,218,279
                       Mizuho Financial Group Cayman, Ltd. 6.69% due
                         06/30/16*(8)..............................................          990,000           970,797
                       MUFG Capital Finance, Ltd 6.35% due 07/25/16(8).............          758,000           741,408
                       UFJ Financial Aruba AEC 6.75% due 07/15/13..................          725,000           763,521
                                                                                                       ----------------
                                                                                                             7,100,671
                                                                                                       ----------------
                       FOREIGN GOVERNMENT BONDS -- 0.2%
                       Foreign Government Bonds -- 0.2%
                       AID-Egypt 4.45% due 09/15/15................................          785,000           736,575
                       State of Israel 4.63% due 06/15/13..........................          408,000           379,407
                       United Mexican States 5.63% due 01/15/17....................          486,000           466,560
                       United Mexican States 6.38% due 01/16/13....................          547,000           562,316
                       United Mexican States 6.63% due 03/03/15....................           48,000            50,040
                       United Mexican States 7.50% due 04/08/33....................          294,000           326,634
                                                                                                       ----------------
                                                                                                             2,521,532
                                                                                                       ----------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Building Materials -- 0.0%
                       Lafarge SA 6.50% due 07/15/16...............................          374,000           375,640
                                                                                                       ----------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telefonica Europe BV 7.75% due 09/15/10.....................          350,000           373,761
                                                                                                       ----------------
                       MATERIALS -- 0.0%
                       Metals and Mining -- 0.0%
                       Alcan, Inc 5.00% due 06/01/15...............................          180,000           167,437
                                                                                                       ----------------
                       UTILITIES -- 0.2%
                       Electric Utilities -- 0.0%
                       Hydro Quebec 6.30% due 05/11/11.............................          820,000           848,615

---------------------

                                                                                      PRINCIPAL         VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT          (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 0.2%
                       Telecom Italia Capital SA 5.25% due 11/15/13................  $   343,000   $       321,443
                       Telecom Italia Capital SA 6.00% due 09/30/34................      477,000           422,335
                                                                                                   ----------------
                                                                                                         1,592,393
                                                                                                   ----------------
                       TOTAL FOREIGN BONDS & NOTES (cost $13,940,416)..............                     13,628,704
                                                                                                   ----------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $944,769,360)...                    999,624,415
                                                                                                   ----------------
                       SHORT-TERM INVESTMENT SECURITIES -- 2.0%
                       --------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 2.0%
                       Windmill Funding Corp. 5.31% due 08/01/06 (cost
                         $20,351,000)..............................................   20,351,000        20,351,000
                                                                                                   ----------------

                       TOTAL INVESTMENTS --
                         (cost $965,120,360)                           99.6%                         1,019,975,415
                       Other assets less liabilities --                 0.4                              4,169,826
                                                                      ------                        ---------------
                       NET ASSETS --                                  100.0%                        $1,024,145,241
                                                                      ======                        ===============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the aggregate value of these securities was $16,230,985 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Commercial Mortgaged Back Security
              (2) Variable rate security the rate reflected is as of July 31,
                  2006; maturity date reflects final maturity date.
              (3) Interest Only
              (4) Collateralized Mortgaged Obligation
              (5) Fair valued security; see Note 2
              (6) Variable rate security -- the rate reflected is as of July 31,
                  2006. Maturity date reflects next reset date.
              (7) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2006.
              (8) Perpetual Maturity. The maturity date shown represents the next call date.
              (9) Illiquid security
              ADR  -- American Depository Receipt
              TIPS  -- Treasury Inflation Protected Securities
              CAD -- Canadian Dollar
              CHF  -- Swiss Franc
              GBP  -- British Pound

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Services................................  24.5%
      Telecommunications.............................  24.0
      Electric Utilities.............................  20.4
      Telephone......................................  17.1
      Gas & Pipeline Utilities.......................   8.9
      Euro Time Deposit..............................   3.5
      Energy Sources.................................   1.5
                                                       ----
                                                       99.9%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 96.4%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 26.0%
                       Energy Services -- 24.5%
                       American Electric Power Co., Inc. ..........................      58,670   $ 2,119,160
                       DTE Energy Co. .............................................      27,484     1,163,123
                       Edison International........................................      58,100     2,404,178
                       Endesa SA ADR...............................................      30,000     1,022,400
                       Entergy Corp. ..............................................       6,000       462,600
                       Great Plains Energy, Inc. ..................................      36,500     1,070,545
                       National Grid PLC...........................................      16,700       945,220
                       Pepco Holdings, Inc. .......................................      39,000       955,500
                       Puget Energy, Inc. .........................................      20,900       464,189
                       SCANA Corp. ................................................      11,700       467,883
                       WPS Resources Corp. ........................................      18,600       959,202
                       Energy Sources -- 1.5%
                       Korea Electric Power Corp. ADR..............................      38,200       731,148
                                                                                                  ------------
                                                                                                   12,765,148
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 24.0%
                       Telecommunications -- 24.0%
                       BT Group, PLC...............................................      21,800       968,356
                       Embarq Corp.+...............................................      10,920       494,130
                       France Telecom SA+..........................................      53,300     1,238,159
                       KT Corp. ADR................................................      22,400       483,168
                       Magyar Tavkozlesi RT ADR+...................................      24,400       509,472
                       Telecom Italia SpA ADR......................................      44,188     1,188,657
                       Telefonos de Mexico SA de CV ADR............................      47,300     1,108,712
                       Telstra Corp., Ltd. ADR.....................................     112,800     1,644,624
                       Verizon Communications, Inc. ...............................     123,100     4,163,242
                                                                                                  ------------
                                                                                                   11,798,520
                                                                                                  ------------
                       UTILITIES -- 46.4%
                       Electric Utilities -- 20.4%
                       CenterPoint Energy, Inc. ...................................      89,000     1,222,860
                       Duke Energy Holding Corp. ..................................     108,935     3,302,909
                       FPL Group, Inc. ............................................      33,106     1,428,193
                       NSTAR.......................................................      40,000     1,246,800
                       PG&E Corp. .................................................      45,100     1,879,768
                       TXU Corp. ..................................................       7,664       492,259
                       Xcel Energy, Inc. ..........................................      23,700       474,948
                       Gas & Pipeline Utilities -- 8.9%
                       Dynegy, Inc., Class A+......................................      97,500       548,925
                       Enbridge, Inc. .............................................       7,600       243,504
                       Energy East Corp. ..........................................      19,200       467,136
                       KeySpan Corp. ..............................................      13,708       552,021
                       NICOR, Inc. ................................................      27,100     1,187,522
                       Peoples Energy Corp. .......................................      19,500       823,095
                       Sempra Energy...............................................      11,028       532,211

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 17.1%
                       AT&T, Inc. .................................................      50,709   $ 1,520,763
                       BCE, Inc. ..................................................      39,429       900,559
                       BellSouth Corp. ............................................      19,600       767,732
                       CenturyTel, Inc. ...........................................      38,000     1,465,660
                       Deutsche Telekom AG ADR.....................................      75,800     1,176,416
                       Sprint Nextel Corp. ........................................      71,200     1,409,760
                       Telecom Corp. of New Zealand Ltd. ADR.......................      33,400       678,020
                       Telefonica SA ADR+..........................................       9,500       481,365
                                                                                                  ------------
                                                                                                   22,802,426
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $42,461,161)....                47,366,094
                                                                                                  ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.5%                        AMOUNT
                       ---------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.5%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.80%
                         due 08/01/06
                         (cost $1,730,000).........................................  $1,730,000     1,730,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $44,191,161)@                99.9%                                        49,096,094
                       Other assets less liabilities --      0.1                                             66,813
                                                           ------                                       ------------
                       NET ASSETS --                       100.0%                                       $49,162,907
                                                           ======                                       ============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    90

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    FAF Advisors, Inc.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Services................................  12.3%
      Banks..........................................  10.7
      Drugs..........................................   8.8
      Financial Services.............................   7.8
      Multi-Industry.................................   6.6
      Food, Beverage & Tobacco.......................   5.1
      Chemicals......................................   5.0
      Electronics....................................   4.5
      Leisure & Tourism..............................   4.2
      Telephone......................................   4.2
      Medical Products...............................   3.8
      Telecommunications.............................   3.8
      Electric Utilities.............................   3.3
      Computers & Business Equipment.................   3.0
      Communication Equipment........................   2.4
      Real Estate Investment Trusts..................   2.1
      Retail.........................................   2.0
      Computer Software..............................   1.5
      Transportation.................................   1.5
      Aerospace & Military Technology................   1.3
      Insurance......................................   1.3
      Household Products.............................   1.2
      Apparel & Textiles.............................   1.0
      Broadcasting & Media...........................   1.0
      Gas & Pipeline Utilities.......................   0.7
      Machinery......................................   0.2
      Electrical Equipment...........................   0.1
                                                       ----
                                                       99.4%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    FAF Advisors, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 99.1%                                          SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.0%
                       Apparel & Textiles -- 1.0%
                       Gap, Inc. ..................................................     2,852    $   49,482
                       Retail -- 2.0%
                       Wal-Mart Stores, Inc. ......................................     2,216        98,612
                                                                                                 -----------
                                                                                                    148,094
                                                                                                 -----------
                       CONSUMER STAPLES -- 6.3%
                       Food, Beverage & Tobacco -- 5.1%
                       Altria Group, Inc. .........................................     1,497       119,715
                       General Mills, Inc. ........................................     1,199        62,228
                       PepsiCo, Inc. ..............................................     1,042        66,042
                       Household Products -- 1.2%
                       Avon Products, Inc. ........................................       870        25,221
                       Colgate-Palmolive Co. ......................................       540        32,033
                                                                                                 -----------
                                                                                                    305,239
                                                                                                 -----------
                       ENERGY -- 12.3%
                       Energy Services -- 12.3%
                       BP PLC ADR..................................................     1,582       114,727
                       ChevronTexaco Corp. ........................................     1,407        92,552
                       ConocoPhillips..............................................     1,752       120,257
                       Exxon Mobil Corp. ..........................................     3,229       218,733
                       Halliburton Co. ............................................     1,572        52,442
                                                                                                 -----------
                                                                                                    598,711
                                                                                                 -----------
                       FINANCE -- 19.8%
                       Banks -- 10.7%
                       Bank of America Corp. ......................................     3,634       187,260
                       ICICI Bank, Ltd. ADR........................................     2,002        52,292
                       Northern Trust Corp. .......................................       667        38,086
                       State Street Corp. .........................................       682        40,961
                       Wachovia Corp. .............................................     2,470       132,466
                       Wells Fargo & Co. ..........................................       958        69,302
                       Financial Services -- 7.8%
                       AllianceBernstein Holding LP................................     1,443        93,795
                       Citigroup, Inc. ............................................     3,117       150,582
                       Goldman Sachs Group, Inc. ..................................       429        65,530
                       Merrill Lynch & Co., Inc. ..................................       796        57,965
                       Partners Trust Financial Group, Inc. .......................     1,060        11,193
                       Insurance -- 1.3%
                       Aon Corp. ..................................................     1,826        62,504
                                                                                                 -----------
                                                                                                    961,936
                                                                                                 -----------
                       HEALTHCARE -- 12.3%
                       Drugs -- 8.8%
                       Abbott Laboratories.........................................     3,104       148,278
                       Pfizer, Inc. ...............................................     4,171       108,405
                       Wyeth.......................................................     3,460       167,706

---------------------
    92

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 3.5%
                       Baxter International, Inc. .................................     1,798    $   75,516
                       Johnson & Johnson...........................................     1,533        95,889
                                                                                                 -----------
                                                                                                    595,794
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 9.7%
                       Aerospace & Military Technology -- 1.3%
                       General Dynamics Corp. .....................................       938        62,865
                       Electrical Equipment -- 0.1%
                       ITC Holdings Corp. .........................................        92         2,862
                       Machinery -- 0.2%
                       Deere & Co. ................................................       154        11,176
                       Multi-Industry -- 6.6%
                       3M Co. .....................................................     1,033        72,723
                       General Electric Co. .......................................     5,103       166,817
                       Honeywell International, Inc. ..............................     2,063        79,838
                       Transportation -- 1.5%
                       United Parcel Service, Inc., Class B........................     1,051        72,424
                                                                                                 -----------
                                                                                                    468,705
                                                                                                 -----------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 1.0%
                       Time Warner, Inc. ..........................................     2,989        49,319
                       Leisure & Tourism -- 4.2%
                       Harrah's Entertainment, Inc. ...............................     1,208        72,613
                       McDonald's Corp. ...........................................     2,361        83,556
                       Polaris Industries, Inc. ...................................     1,179        45,061
                                                                                                 -----------
                                                                                                    250,549
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 15.2%
                       Communication Equipment -- 2.4%
                       Motorola, Inc. .............................................     3,120        71,011
                       QUALCOMM, Inc. .............................................     1,317        46,438
                       Computers & Business Equipment -- 3.0%
                       Avery Denison Corp. ........................................       658        38,579
                       Hewlett-Packard Co. ........................................     3,351       106,930
                       Computer Software -- 1.5%
                       Microsoft Corp. ............................................     3,104        74,589
                       Electronics -- 4.5%
                       Emerson Electric Co. .......................................       923        72,843
                       Intel Corp. ................................................     5,768       103,824
                       Texas Instruments, Inc. ....................................     1,317        39,220
                       Telecommunications -- 3.8%
                       ALLTEL Corp. ...............................................       867        47,833
                       Verizon Communications, Inc. ...............................     3,988       134,874
                                                                                                 -----------
                                                                                                    736,141
                                                                                                 -----------
                       MATERIALS -- 5.0%
                       Chemicals -- 5.0%
                       Dow Chemical Co. ...........................................     2,864        99,037
                       E.I. du Pont de Nemours & Co. ..............................     2,108        83,603
                       Praxair, Inc. ..............................................     1,101        60,379
                                                                                                 -----------
                                                                                                    243,019
                                                                                                 -----------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       REAL ESTATE -- 2.1%
                       Real Estate Investment Trusts -- 2.1%
                       Apartment Investment & Management Co., Class A..............     1,289    $   61,988
                       Duke Realty Corp. ..........................................     1,018        37,931
                                                                                                 -----------
                                                                                                     99,919
                                                                                                 -----------
                       UTILITIES -- 8.2%
                       Electric Utilities -- 3.3%
                       Duke Energy Holding Corp. ..................................     2,506        75,982
                       Xcel Energy, Inc. ..........................................     4,114        82,444
                       Gas & Pipeline Utilities -- 0.7%
                       Atmos Energy Corp. .........................................       729        20,973
                       Williams Cos., Inc. ........................................       583        14,138
                       Telephone -- 4.2%
                       AT&T, Inc. .................................................     3,723       111,653
                       BellSouth Corp. ............................................     2,043        80,024
                       Windstream Corp. ...........................................     1,197        14,999
                                                                                                 -----------
                                                                                                    400,213
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $3,871,183)........................               4,808,320
                                                                                                 -----------
                                                                                     PRINCIPAL
                       CONVERTIBLE BONDS -- 0.3%                                      AMOUNT
                       -------------------------------------------------------------------------------------
                       HEALTHCARE -- 0.3%
                       Medical Products -- 0.3%
                       Medarex, Inc. 2.25% due 05/15/11 (cost $15,370).............   $17,555        16,699
                                                                                                 -----------

                       TOTAL INVESTMENTS -- (cost $3,886,553)@                99.4%                     4,825,019
                       Other assets less liabilities --                        0.6                         28,524
                                                                             ------                    -----------
                       NET ASSETS --                                         100.0%                    $4,853,543
                                                                             ======                    ===========

              -----------------------------
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    FAF Advisors, Inc.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Services...............................     9.4%
      Financial Services............................     8.5
      Banks.........................................     7.5
      Drugs.........................................     6.6
      Food, Beverage & Tobacco......................     5.4
      Retail........................................     4.9
      Insurance.....................................     4.7
      Multi-Industry................................     3.8
      Medical Products..............................     3.7
      Computers & Business Equipment................     3.5
      Broadcasting & Media..........................     3.3
      Computer Software.............................     3.2
      Electronics...................................     3.1
      Telecommunications............................     2.6
      Household Products............................     2.4
      Health Services...............................     2.2
      Telephone.....................................     2.2
      Aerospace & Military Technology...............     2.1
      Energy Sources................................     2.1
      Machinery.....................................     1.9
      Business Services.............................     1.7
      Electric Utilities............................     1.7
      Transportation................................     1.6
      Chemicals.....................................     1.5
      Leisure & Tourism.............................     1.4
      Repurchase Agreement..........................     1.4
      Internet Content..............................     1.2
      Communication Equipment.......................     1.1
      Real Estate Investment Trusts.................     1.0
      Metals & Minerals.............................     0.9
      Gas & Pipeline Utilities......................     0.8
      Automotive....................................     0.7
      Housing.......................................     0.6
      Apparel & Textiles............................     0.4
      Forest Products...............................     0.4
      Entertainment Products........................     0.3
      U.S. Treasury Bills...........................     0.3
      Internet Software.............................     0.2
      Computer Services.............................     0.1
      Education.....................................     0.1
      Electrical Equipment..........................     0.1
                                                      ------
                                                       100.6%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    FAF Advisors, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                   VALUE
                       COMMON STOCK -- 98.9%                                          SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.6%
                       Apparel & Textiles -- 0.4%
                       Cintas Corp. ...............................................       392   $    13,838
                       Coach, Inc.+................................................     1,231        35,342
                       Gap, Inc. ..................................................     1,723        29,894
                       Jones Apparel Group, Inc. ..................................       367        10,863
                       Liz Claiborne, Inc. ........................................       338        11,948
                       Nike, Inc., Class B.........................................       592        46,768
                       V.F. Corp. .................................................       196        13,293
                       Automotive -- 0.7%
                       AutoNation, Inc.+...........................................       471         9,279
                       AutoZone, Inc.+.............................................       168        14,762
                       Cummins, Inc. ..............................................       160        18,720
                       Ford Motor Co. .............................................     5,988        39,940
                       General Motors Corp. .......................................     1,772        57,112
                       Goodyear Tire & Rubber Co.+.................................       626         6,886
                       Harley-Davidson, Inc. ......................................       842        47,994
                       Navistar International Corp.+...............................       204         4,561
                       PACCAR, Inc. ...............................................       522        42,151
                       Housing -- 0.6%
                       Black & Decker Corp. .......................................       278        19,602
                       Centex Corp. ...............................................       380        17,978
                       D.R. Horton, Inc. ..........................................       898        19,244
                       KB Home Corp. ..............................................       247        10,502
                       Leggett & Platt, Inc. ......................................       586        13,372
                       Lennar Corp., Class A.......................................       453        20,263
                       Masco Corp. ................................................     1,155        30,873
                       Newell Rubbermaid, Inc. ....................................       906        23,882
                       Pulte Homes, Inc. ..........................................       667        19,009
                       Snap-On, Inc. ..............................................        60         2,521
                       Stanley Works...............................................       242        10,980
                       Vulcan Materials Co. .......................................       300        20,091
                       Whirlpool Corp. ............................................       251        19,375
                       Retail -- 4.9%
                       Amazon.com, Inc.+...........................................       969        26,056
                       Bed Bath & Beyond, Inc.+....................................       901        30,165
                       Best Buy Co., Inc. .........................................     1,261        57,174
                       Big Lots, Inc.+.............................................       277         4,476
                       Circuit City Stores, Inc. ..................................       516        12,642
                       Costco Wholesale Corp. .....................................     1,477        77,927
                       CVS Corp. ..................................................     2,564        83,894
                       Dillard's, Inc., Class A....................................        74         2,222
                       Dollar General Corp. .......................................       977        13,111
                       Family Dollar Stores, Inc. .................................       526        11,951
                       Federated Department Stores, Inc. ..........................     1,748        61,372
                       Fortune Brands, Inc. .......................................       470        34,084
                       Home Depot, Inc. ...........................................     6,477       224,817
                       J.C. Penney Co., Inc. ......................................       767        48,290
                       Kohl's Corp.+...............................................     1,067        60,424

---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Limited, Inc. ..............................................     1,043   $    26,242
                       Lowe's Cos., Inc. ..........................................     4,862       137,838
                       Nordstrom, Inc. ............................................       675        23,153
                       Office Depot, Inc.+.........................................       902        32,517
                       Officemax, Inc. ............................................       228         9,373
                       RadioShack Corp. ...........................................       492         7,956
                       Sears Holdings Corp.........................................       304        41,724
                       Staples, Inc. ..............................................     2,340        50,591
                       Target Corp. ...............................................     2,705       124,214
                       Tiffany & Co. ..............................................       482        15,226
                       TJX Cos., Inc. .............................................     1,368        33,338
                       Wal-Mart Stores, Inc. ......................................     7,845       349,102
                       Walgreen Co. ...............................................     3,165       148,059
                       Wendy's International, Inc. ................................       391        23,523
                       Whole Foods Market, Inc. ...................................       382        21,969
                                                                                                ------------
                                                                                                  2,424,473
                                                                                                ------------
                       CONSUMER STAPLES -- 7.8%
                       Food, Beverage & Tobacco -- 5.4%
                       Altria Group, Inc. .........................................     6,543       523,244
                       Anheuser-Busch Cos., Inc. ..................................     2,350       113,152
                       Archer-Daniels-Midland Co. .................................     2,100        92,400
                       Brown-Forman Corp., Class B.................................       206        15,131
                       Campbell Soup Co. ..........................................       581        21,311
                       Coca-Cola Co. ..............................................     6,422       285,779
                       Coca-Cola Enterprises, Inc. ................................       955        20,494
                       ConAgra Foods, Inc. ........................................     1,627        34,981
                       Constellation Brands, Inc., Class A+........................       630        15,410
                       Dean Foods Co.+.............................................       177         6,643
                       General Mills, Inc. ........................................     1,115        57,869
                       H.J. Heinz Co. .............................................     1,076        45,160
                       Hershey Foods Corp. ........................................       557        30,618
                       Kellogg Co. ................................................       724        34,875
                       Kroger Co.+ ................................................     2,272        52,097
                       McCormick & Co., Inc. ......................................       303        10,623
                       Molson Coors Brewing Co. ...................................       173        12,361
                       Pepsi Bottling Group, Inc. .................................       420        13,965
                       PepsiCo, Inc. ..............................................     5,178       328,182
                       Reynolds American, Inc. ....................................       262        33,216
                       Safeway, Inc. ..............................................     1,410        39,593
                       Sara Lee Corp. .............................................     2,442        41,270
                       SUPERVALU, Inc. ............................................       658        17,838
                       Sysco Corp. ................................................     1,989        54,896
                       Tyson Foods, Inc., Class A..................................       789        11,164
                       UST, Inc. ..................................................       506        25,578
                       Wm. Wrigley Jr. Co. ........................................       696        31,919
                       Household Products -- 2.4%
                       Alberto-Culver Co. .........................................       243        11,844
                       Avon Products, Inc. ........................................     1,488        43,137
                       Clorox Co. .................................................       474        28,412
                       Colgate-Palmolive Co. ......................................     1,632        96,810
                       Estee Lauder Cos., Inc., Class A............................       209         7,800
                       Kimberly-Clark Corp. .......................................     1,441        87,973
                       Pactiv Corp.+...............................................       473        11,593
                       Procter & Gamble Co. .......................................    10,282       577,848
                                                                                                ------------
                                                                                                  2,835,186
                                                                                                ------------

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc.+.........................................       439   $    20,774
                                                                                                ------------
                       ENERGY -- 11.5%
                       Energy Services -- 9.4%
                       Allegheny Energy, Inc.+.....................................       524        21,510
                       Ameren Corp. ...............................................       643        33,115
                       American Electric Power Co., Inc. ..........................     1,234        44,572
                       Baker Hughes, Inc. .........................................     1,061        84,827
                       BJ Services Co. ............................................     1,007        36,524
                       Chesapeake Energy Corp. ....................................     1,003        32,999
                       ChevronTexaco Corp. ........................................     6,945       456,842
                       ConocoPhillips..............................................     5,172       355,006
                       CONSOL Energy, Inc. ........................................       494        20,333
                       Consolidated Edison, Inc. ..................................       770        36,090
                       DTE Energy Co. .............................................       571        24,165
                       Edison International........................................     1,034        42,787
                       Entergy Corp. ..............................................       668        51,503
                       Exxon Mobil Corp. ..........................................    18,958     1,284,215
                       FirstEnergy Corp. ..........................................     1,059        59,304
                       Halliburton Co. ............................................     3,234       107,886
                       Hess Corp. .................................................       813        43,008
                       Marathon Oil Corp. .........................................     1,136       102,967
                       Nabors Industries, Ltd......................................       973        34,366
                       National-Oilwell, Inc.+.....................................       548        36,738
                       Noble Corp. ................................................       441        31,642
                       Pinnacle West Capital Corp. ................................        25         1,075
                       PPL Corp. ..................................................     1,221        41,538
                       Public Service Enterprise Group, Inc. ......................       788        53,135
                       Rowan Cos., Inc. ...........................................       370        12,532
                       Schlumberger, Ltd. .........................................     3,697       247,144
                       TECO Energy, Inc. ..........................................       681        10,855
                       Transocean, Inc.+...........................................     1,018        78,620
                       Weatherford International, Ltd.+............................     1,050        49,182
                       Energy Sources -- 2.1%
                       Anadarko Petroleum Corp. ...................................     1,480        67,695
                       Apache Corp. ...............................................     1,035        72,937
                       CMS Energy Corp.+...........................................       693         9,709
                       Constellation Energy Group, Inc. ...........................       573        33,182
                       Devon Energy Corp. .........................................     1,379        89,139
                       EOG Resources, Inc. ........................................       779        57,763
                       Kerr-McGee Corp. ...........................................       746        52,369
                       Murphy Oil Corp. ...........................................       520        26,759
                       Occidental Petroleum Corp. .................................     1,384       149,126
                       Sunoco, Inc. ...............................................       451        31,363
                       Valero Energy Corp. ........................................     1,975       133,174
                       XTO Energy, Inc. ...........................................     1,167        54,837
                                                                                                ------------
                                                                                                  4,212,533
                                                                                                ------------
                       FINANCE -- 20.7%
                       Banks -- 7.5%
                       AmSouth Bancorp.............................................     1,141        32,701
                       Bank of America Corp. ......................................    14,299       736,827
                       Bank of New York Co., Inc. .................................     2,477        83,252
                       BB&T Corp. .................................................     1,720        72,223
                       Comerica, Inc. .............................................       538        31,500
                       Commerce Bancorp, Inc. .....................................       388        13,180
                       Compass Bancshares, Inc. ...................................       270        15,914
                       Fifth Third Bancorp.........................................     1,744        66,516

---------------------
    98

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       First Horizon National Corp. ...............................       386   $    16,173
                       Golden West Financial Corp. ................................       803        59,149
                       Huntington Bancshares, Inc. ................................       322         7,841
                       Key Corp. ..................................................     1,301        48,007
                       M&T Bank Corp. .............................................       255        31,090
                       Marshall & Ilsley Corp. ....................................       706        33,161
                       Mellon Financial Corp. .....................................     1,368        47,880
                       National City Corp. ........................................     1,700        61,200
                       North Fork Bancorp, Inc. ...................................     1,458        41,305
                       Northern Trust Corp. .......................................       612        34,945
                       PNC Financial Services Group, Inc. .........................       939        66,519
                       Regions Financial Corp. ....................................     1,464        53,129
                       Sovereign Bancorp, Inc. ....................................     1,253        25,862
                       State Street Corp. .........................................     1,041        62,522
                       SunTrust Banks, Inc. .......................................     1,139        89,833
                       Synovus Financial Corp. ....................................     1,062        30,012
                       U.S. Bancorp................................................     5,577       178,464
                       Wachovia Corp. .............................................     5,212       279,519
                       Washington Mutual, Inc. ....................................     3,010       134,547
                       Wells Fargo & Co. ..........................................     5,264       380,798
                       Zions Bancorp...............................................       340        27,928
                       Financial Services -- 8.5%
                       American Express Co. .......................................     3,866       201,264
                       Ameriprise Financial, Inc. .................................       805        35,903
                       Bear Stearns Cos., Inc. ....................................       399        56,606
                       Capital One Financial Corp. ................................       975        75,416
                       Charles Schwab Corp. .......................................     3,314        52,626
                       CIT Group, Inc. ............................................       625        28,694
                       Citigroup, Inc. ............................................    15,577       752,525
                       Countrywide Financial Corp. ................................     1,937        69,403
                       E*TRADE Financial Corp.+....................................     1,342        31,282
                       Fannie Mae..................................................     3,033       145,311
                       Federated Investors, Inc., Class B..........................       145         4,497
                       Franklin Resources, Inc. ...................................       514        47,005
                       Freddie Mac.................................................     2,165       125,267
                       J.P. Morgan Chase & Co. ....................................    10,887       496,665
                       Janus Capital Group, Inc. ..................................       709        11,479
                       Legg Mason, Inc. ...........................................       321        26,794
                       Lehman Brothers Holdings, Inc. .............................     1,679       109,051
                       MBIA, Inc. .................................................       430        25,288
                       Merrill Lynch & Co., Inc. ..................................     2,950       214,819
                       MGIC Investment Corp. ......................................       297        16,902
                       Moody's Corp. ..............................................       781        42,861
                       Morgan Stanley Group, Inc. .................................     3,356       223,174
                       SLM Corp. ..................................................     1,238        62,271
                       T. Rowe Price Group, Inc. ..................................       872        36,022
                       Goldman Sachs Group, Inc. ..................................     1,354       206,824
                       Insurance -- 4.7%
                       ACE, Ltd. ..................................................     1,035        53,334
                       AFLAC, Inc. ................................................     1,562        68,947
                       Allstate Corp. .............................................     1,991       113,129
                       Ambac Financial Group, Inc. ................................       348        28,922
                       American International Group, Inc.#.........................     8,139       493,793
                       Aon Corp. ..................................................       998        34,162
                       Chubb Corp. ................................................     1,320        66,554
                       CIENA Corp.+................................................     1,870         6,788
                       CIGNA Corp. ................................................       375        34,219

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Cincinnati Financial Corp. .................................       411   $    19,383
                       Genworth Financial, Inc., Class A...........................     1,128        38,690
                       Hartford Financial Services Group, Inc. ....................       953        80,852
                       Lincoln National Corp. .....................................       916        51,919
                       Loews Corp. ................................................     1,272        47,140
                       Marsh & McLennan Cos., Inc. ................................     1,757        47,492
                       MetLife, Inc. ..............................................     2,377       123,604
                       Principal Financial Group, Inc. ............................       868        46,872
                       Progressive Corp. ..........................................     2,480        59,991
                       Prudential Financial, Inc. .................................     1,542       121,263
                       SAFECO Corp. ...............................................       383        20,575
                       St. Paul Cos., Inc. ........................................     2,249       103,004
                       Torchmark Corp. ............................................       207        12,517
                       UnumProvident Corp. ........................................       986        16,003
                       XL Capital, Ltd., Class A...................................       560        35,672
                                                                                                ------------
                                                                                                  7,584,771
                                                                                                ------------
                       HEALTHCARE -- 12.5%
                       Drugs -- 6.6%
                       Abbott Laboratories.........................................     4,782       228,436
                       Allergan, Inc. .............................................       456        49,180
                       AmerisourceBergen Corp. ....................................       670        28,810
                       Amgen, Inc.+................................................     3,695       257,689
                       Barr Labs, Inc.+............................................       251        12,490
                       Bristol-Myers Squibb Co. ...................................     6,161       147,679
                       Cardinal Health, Inc. ......................................     1,309        87,703
                       Eli Lilly and Co. ..........................................     3,541       201,022
                       Express Scripts, Inc., Class A+.............................       470        36,204
                       Forest Laboratories, Inc.+..................................     1,047        48,487
                       Gilead Sciences, Inc.+......................................     1,426        87,670
                       King Pharmaceuticals, Inc.+.................................       880        14,978
                       Merck & Co., Inc. ..........................................     6,898       277,782
                       Mylan Laboratories, Inc. ...................................       659        14,472
                       Pfizer, Inc. ...............................................    22,960       596,730
                       Schering-Plough Corp. ......................................     4,752        97,131
                       Watson Pharmaceuticals, Inc.+...............................       366         8,195
                       Wyeth.......................................................     4,217       204,398
                       Health Services -- 2.2%
                       Aetna, Inc. ................................................     1,777        55,958
                       Caremark Rx, Inc.+..........................................     1,386        73,181
                       Coventry Health Care, Inc.+.................................       503        26,508
                       HCA, Inc. ..................................................     1,279        62,876
                       Health Management Assoc., Inc., Class A.....................       773        15,715
                       Humana, Inc.+...............................................       525        29,363
                       IMS Health, Inc. ...........................................       626        17,177
                       Laboratory Corp. of America Holdings+.......................       353        22,740
                       Manor Care, Inc. ...........................................       176         8,809
                       McKesson Corp. .............................................       983        49,533
                       Medco Health Solutions, Inc.+...............................       945        56,067
                       Quest Diagnostics, Inc. ....................................       523        31,443
                       Tenet Healthcare Corp.+.....................................     1,475         8,732
                       UnitedHealth Group, Inc. ...................................     4,221       201,890
                       WellPoint, Inc.+............................................     1,997       148,777
                       Medical Products -- 3.7%
                       Applied Biosystems Group -- Applera Corp. ..................       589        18,936
                       Bausch & Lomb, Inc. ........................................       173         8,183
                       Baxter International, Inc. .................................     2,141        89,922

---------------------
    100

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Becton Dickinson & Co. .....................................       775   $    51,088
                       Biogen Idec, Inc.+..........................................     1,105        46,543
                       Biomet, Inc. ...............................................       771        25,397
                       Boston Scientific Corp.+....................................     3,708        63,073
                       C.R. Bard, Inc. ............................................       343        24,343
                       Genzyme Corp.+..............................................       834        56,945
                       Hospira, Inc.+..............................................       489        21,364
                       Johnson & Johnson...........................................     9,278       580,339
                       MedImmune, Inc.+............................................       779        19,771
                       Medtronic, Inc. ............................................     3,782       191,067
                       Patterson Cos., Inc.+.......................................       392        13,038
                       St. Jude Medical, Inc.+.....................................     1,131        41,734
                       Stryker Corp. ..............................................       939        42,734
                       Zimmer Holdings, Inc.+......................................       796        50,339
                                                                                                ------------
                                                                                                  4,552,641
                                                                                                ------------
                       INDUSTRIAL & COMMERCIAL -- 11.2%
                       Aerospace & Military Technology -- 2.1%
                       General Dynamics Corp. .....................................     1,265        84,780
                       Goodrich Corp. .............................................       410        16,552
                       L-3 Communications Holdings, Inc. ..........................       382        28,134
                       Lockheed Martin Corp. ......................................     1,110        88,445
                       Northrop Grumman Corp. .....................................     1,062        70,294
                       Raytheon Co. ...............................................     1,398        63,008
                       Rockwell Collins, Inc. .....................................       553        29,513
                       The Boeing Co. .............................................     2,505       193,937
                       United Technologies Corp. ..................................     3,167       196,956
                       Business Services -- 1.7%
                       Allied Waste Industries, Inc.+..............................       755         7,671
                       Automatic Data Processing, Inc. ............................     1,806        79,031
                       Cendant Corp. ..............................................     3,134        47,041
                       Convergys Corp.+............................................       449         8,567
                       Equifax, Inc. ..............................................       416        13,428
                       First Data Corp. ...........................................     2,399        97,999
                       Fiserv, Inc.+...............................................       551        24,057
                       Fluor Corp. ................................................       274        24,065
                       Genuine Parts Co. ..........................................       482        20,070
                       H&R Block, Inc. ............................................     1,052        23,933
                       Interpublic Group of Cos., Inc.+............................     1,367        11,196
                       Johnson Controls, Inc. .....................................       624        47,898
                       Maxim Integrated Products, Inc. ............................     1,030        30,261
                       Monster Worldwide, Inc.+....................................       426        17,040
                       Paychex, Inc. ..............................................     1,047        35,786
                       PerkinElmer, Inc. ..........................................       432         7,789
                       R.R. Donnelley & Sons Co. ..................................       677        19,762
                       Robert Half International, Inc. ............................       557        18,025
                       W.W. Grainger, Inc. ........................................       250        15,523
                       Waste Management, Inc. .....................................     1,616        55,558
                       Electrical Equipment -- 0.1%
                       American Power Conversion Corp. ............................       532         8,980
                       American Standard Cos., Inc. ...............................       554        21,401
                       Thermo Electron Corp.+......................................       521        19,283
                       Machinery -- 1.9%
                       Caterpillar, Inc. ..........................................     2,098       148,685
                       Cooper Industries, Ltd., Class A............................       286        24,642
                       Danaher Corp. ..............................................       626        40,815
                       Deere & Co. ................................................       735        53,339

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery (continued)
                       Dover Corp. ................................................       671   $    31,631
                       Eaton Corp. ................................................       478        30,640
                       Illinois Tool Works, Inc. ..................................     1,298        59,358
                       Ingersoll-Rand Co., Class A.................................     1,048        37,519
                       ITT Industries, Inc. .......................................       593        29,976
                       Pall Corp. .................................................       401        10,458
                       Parker-Hannifin Corp. ......................................       385        27,812
                       Rockwell Automation, Inc. ..................................       556        34,461
                       Tyco International, Ltd. ...................................     6,382       166,506
                       Multi-Industry -- 3.8%
                       3M Co. .....................................................     2,362       166,285
                       General Electric Co. .......................................    32,583     1,065,138
                       Honeywell International, Inc. ..............................     2,594       100,388
                       Textron, Inc. ..............................................       408        36,683
                       Transportation -- 1.6%
                       Burlington Northern Santa Fe Corp. .........................     1,143        78,764
                       CSX Corp. ..................................................       705        42,779
                       FedEx Corp. ................................................       956       100,103
                       Norfolk Southern Corp. .....................................     1,318        57,227
                       Ryder System, Inc. .........................................       159         8,014
                       Union Pacific Corp. ........................................       851        72,335
                       United Parcel Service, Inc., Class B........................     3,347       230,642
                                                                                                ------------
                                                                                                  4,080,183
                                                                                                ------------
                       INFORMATION & ENTERTAINMENT -- 5.0%
                       Broadcasting & Media -- 3.3%
                       CBS Corp., Class B..........................................     2,475        67,889
                       Clear Channel Communications, Inc. .........................     1,430        41,399
                       Comcast Corp., Class A+.....................................     6,699       230,312
                       Dow Jones & Co., Inc. ......................................       206         7,218
                       E.W. Scripps Co., Class A...................................       125         5,341
                       Gannett Co., Inc. ..........................................       765        39,872
                       McGraw-Hill Cos., Inc. .....................................     1,121        63,112
                       Meredith Corp. .............................................        10           472
                       New York Times Co., Class A.................................       492        10,908
                       News Corp., Class A.........................................     7,412       142,607
                       Omnicom Group, Inc. ........................................       535        47,353
                       Time Warner, Inc. ..........................................    13,418       221,397
                       Tribune Co. ................................................       640        19,014
                       Univision Communications, Inc., Class A+....................       794        26,520
                       Viacom, Inc.+...............................................     2,259        78,726
                       Walt Disney Co. ............................................     6,418       190,550
                       Entertainment Products -- 0.3%
                       Eastman Kodak Co. ..........................................       948        21,093
                       Harman International Industries, Inc. ......................       152        12,190
                       Hasbro, Inc. ...............................................       533         9,967
                       International Game Technology...............................     1,087        42,024
                       Mattel, Inc. ...............................................     1,227        22,135
                       Leisure & Tourism -- 1.4%
                       Brunswick Corp. ............................................       342        10,113
                       Carnival Corp. .............................................     1,433        55,830
                       Darden Restaurants, Inc. ...................................       415        14,027
                       Harrah's Entertainment, Inc. ...............................       591        35,525
                       Hilton Hotels Corp. ........................................     1,059        25,342
                       Marriott International, Inc., Class A.......................       998        35,110
                       McDonald's Corp. ...........................................     3,905       138,198

---------------------
    102

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Sabre Holdings Corp., Class A...............................       454   $     9,398
                       Southwest Airlines Co. .....................................     2,293        41,251
                       Starbucks Corp.+............................................     2,452        84,005
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       693        36,438
                       Yum! Brands, Inc. ..........................................       852        38,340
                                                                                                ------------
                                                                                                  1,823,676
                                                                                                ------------
                       INFORMATION TECHNOLOGY -- 15.0%
                       Communication Equipment -- 1.1%
                       JDS Uniphase Corp.+.........................................     5,384        11,468
                       Juniper Networks, Inc.+.....................................     1,823        24,519
                       Motorola, Inc. .............................................     7,739       176,140
                       QUALCOMM, Inc. .............................................     5,252       185,185
                       Symbol Technologies, Inc. ..................................       813         8,984
                       Computers & Business Equipment -- 3.5%
                       Apple Computer, Inc.+.......................................     2,665       181,113
                       Avery Denison Corp. ........................................       344        20,169
                       Dell, Inc.+.................................................     7,185       155,771
                       EMC Corp.+..................................................     7,409        75,201
                       Hewlett-Packard Co. ........................................     8,741       278,925
                       International Business Machines Corp. ......................     4,858       376,058
                       Lexmark International, Inc., Class A+.......................       367        19,836
                       Network Appliance, Inc.+....................................     1,172        34,797
                       Pitney Bowes, Inc. .........................................       430        17,768
                       SanDisk Corp.+..............................................       603        28,136
                       Seagate Technology+(1)(3)...................................     1,206             0
                       Sun Microsystems, Inc.+.....................................    11,117        48,359
                       Xerox Corp.+................................................     2,877        40,537
                       Computer Services -- 0.1%
                       Computer Sciences Corp.+....................................       589        30,858
                       Compuware Corp.+............................................     1,229         8,591
                       Parametric Technology Corp.+................................        25           386
                       Computer Software -- 3.2%
                       Adobe Systems, Inc.+........................................     1,903        54,254
                       Affiliated Computer Services, Inc., Class A+................       399        20,321
                       Autodesk, Inc...............................................       741        25,275
                       BMC Software, Inc.+.........................................       667        15,621
                       CA, Inc. ...................................................     1,430        29,973
                       Citrix Systems, Inc.+.......................................       589        18,713
                       Electronic Arts, Inc.+......................................       959        45,178
                       Electronic Data Systems Corp. ..............................     1,653        39,507
                       Intuit, Inc.+...............................................     1,070        33,031
                       Microsoft Corp. ............................................    27,490       660,585
                       NCR Corp.+..................................................       570        18,320
                       Novell, Inc.+...............................................     1,062         6,892
                       Oracle Corp.+...............................................    12,104       181,197
                       Unisys Corp.+...............................................     1,075         5,504
                       Electronics -- 3.1%
                       Advanced Micro Devices, Inc.+...............................     1,545        29,958
                       Agilent Technologies, Inc.+.................................     1,334        37,939
                       Altera Corp.+...............................................     1,126        19,491
                       Analog Devices, Inc. .......................................     1,132        36,598
                       Applied Materials, Inc. ....................................     4,900        77,126
                       Broadcom Corp., Class A+....................................     1,447        34,713
                       Emerson Electric Co. .......................................     1,286       101,491
                       Fisher Scientific International, Inc.+......................       407        30,163

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Freescale Semiconductor, Inc.+..............................     1,271   $    36,249
                       Intel Corp. ................................................    18,227       328,086
                       Jabil Circuit, Inc.+........................................       561        12,959
                       KLA-Tencor Corp. ...........................................       641        27,044
                       Linear Technology Corp. ....................................       908        29,374
                       LSI Logic Corp.+............................................     1,258        10,316
                       Micron Technology, Inc.+....................................     2,043        31,850
                       Millipore Corp.+............................................       101         6,328
                       Molex, Inc. ................................................       385        12,212
                       National Semiconductor Corp. ...............................     1,094        25,446
                       Novellus Systems, Inc.+.....................................       428        10,833
                       NVIDIA Corp.+...............................................     1,130        25,007
                       PMC-Sierra, Inc.+...........................................       670         3,424
                       QLogic Corp.+...............................................       505         8,832
                       Sanmina-SCI Corp.+..........................................     1,804         6,242
                       Solectron Corp.+............................................     2,938         8,873
                       Tektronix, Inc. ............................................       209         5,699
                       Teradyne, Inc.+.............................................       681         8,948
                       Texas Instruments, Inc. ....................................     4,882       145,386
                       Waters Corp.+...............................................       336        13,668
                       Xilinx, Inc. ...............................................     1,107        22,461
                       Internet Content -- 1.2%
                       eBay, Inc.+.................................................     3,623        87,206
                       Google, Inc., Class A+......................................       646       249,744
                       VeriSign, Inc.+.............................................       650        11,654
                       Yahoo!, Inc.+...............................................     3,929       106,633
                       Internet Software -- 0.2%
                       Symantec Corp.+.............................................     3,243        56,331
                       Telecommunications -- 2.6%
                       ADC Telecommunications, Inc.................................       376         4,598
                       ALLTEL Corp. ...............................................     1,201        66,259
                       Andrew Corp.+...............................................       540         4,563
                       Avaya, Inc.+................................................     1,340        12,408
                       Cisco Systems, Inc.+........................................    19,128       341,435
                       Citizens Communications Co. ................................       694         8,904
                       Comverse Technology, Inc.+..................................       649        12,578
                       Corning, Inc.+..............................................     4,880        93,061
                       Embarq Corp. ...............................................       476        21,539
                       Lucent Technologies, Inc.+..................................    14,038        29,901
                       Qwest Communications International, Inc.+...................     4,905        39,191
                       Tellabs, Inc.+..............................................     1,447        13,602
                       Verizon Communications, Inc. ...............................     9,141       309,149
                                                                                                ------------
                                                                                                  5,492,644
                                                                                                ------------
                       MATERIALS -- 2.8%
                       Chemicals -- 1.5%
                       Air Products and Chemicals, Inc. ...........................       715        45,710
                       Ashland, Inc. ..............................................       251        16,694
                       Dow Chemical Co. ...........................................     3,027       104,674
                       du Pont (E.I.) de Nemours & Co. ............................     2,955       117,195
                       Eastman Chemical Co. .......................................       270        13,400
                       Ecolab, Inc. ...............................................       571        24,593
                       Hercules, Inc.+.............................................        40           556
                       International Flavors & Fragrances, Inc. ...................       190         7,030
                       Monsanto Co. ...............................................     1,730        74,373
                       PPG Industries, Inc. .......................................       531        32,678
                       Praxair, Inc. ..............................................     1,012        55,498

---------------------
    104

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       Rohm and Haas Co. ..........................................       476   $    21,953
                       Sigma-Aldrich Corp. ........................................       150        10,425
                       Sherwin-Williams Co. .......................................       349        17,659
                       Forest Products -- 0.4%
                       Bemis Co., Inc. ............................................         5           153
                       International Paper Co. ....................................     1,545        53,040
                       Louisiana-Pacific Corp. ....................................       341         6,820
                       MeadWestvaco Corp. .........................................       562        14,679
                       Sealed Air Corp.+ ..........................................       269        12,708
                       Temple-Inland, Inc. ........................................       346        14,719
                       Weyerhaeuser Co. ...........................................       764        44,816
                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................     2,736        81,943
                       Allegheny Technologies, Inc. ...............................       293        18,720
                       Ball Corp. .................................................       221         8,464
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       591        32,245
                       Newmont Mining Corp. .......................................     1,397        71,568
                       Nucor Corp. ................................................     1,026        54,552
                       Phelps Dodge Corp. .........................................       666        58,169
                       United States Steel Corp. ..................................       350        22,075
                                                                                                ------------
                                                                                                  1,037,109
                                                                                                ------------
                       REAL ESTATE -- 1.0%
                       Real Estate Investment Trusts -- 1.0%
                       Apartment Investment & Management Co., Class A..............       136         6,540
                       Archstone-Smith Trust.......................................       670        35,155
                       Boston Properties, Inc. ....................................       207        20,327
                       Equity Office Properties Trust..............................     1,193        45,227
                       Equity Residential..........................................       927        43,115
                       Kimco Realty Corp. .........................................       506        19,855
                       Plum Creek Timber Co., Inc. ................................       670        22,820
                       ProLogis....................................................       840        46,494
                       Public Storage, Inc. .......................................       300        24,087
                       Simon Property Group, Inc. .................................       618        52,858
                       Vornado Realty Trust........................................       390        40,775
                                                                                                ------------
                                                                                                    357,253
                                                                                                ------------
                       UTILITIES -- 4.7%
                       Electric Utilities -- 1.7%
                       AES Corp.+..................................................     2,107        41,845
                       CenterPoint Energy, Inc. ...................................     1,091        14,990
                       Duke Energy Holding Corp. ..................................     3,870       117,338
                       Exelon Corp. ...............................................     2,143       124,080
                       FPL Group, Inc. ............................................     1,267        54,658
                       PG&E Corp. .................................................     1,170        48,766
                       Progress Energy, Inc. ......................................       738        32,140
                       Southern Co. ...............................................     2,325        78,539
                       TXU Corp. ..................................................     1,528        98,143
                       Xcel Energy, Inc. ..........................................     1,271        25,471
                       Gas & Pipeline Utilities -- 0.8%
                       Dominion Resources, Inc. ...................................     1,089        85,465
                       Dynegy, Inc., Class A+......................................     1,021         5,748
                       El Paso Energy Corp. .......................................     2,117        33,872
                       KeySpan Corp. ..............................................       548        22,068
                       Kinder Morgan, Inc. ........................................       228        23,256
                       NiSource, Inc. .............................................       628        14,287

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Sempra Energy...............................................       853   $    41,166
                       Williams Cos., Inc. ........................................     1,865        45,226
                       Telephone -- 2.2%
                       AT&T, Inc. .................................................    12,253       367,467
                       BellSouth Corp. ............................................     5,668       222,016
                       CenturyTel, Inc. ...........................................       370        14,271
                       Sprint Nextel Corp. ........................................     9,335       184,833
                       Windstream Corp. ...........................................     1,391        17,429
                                                                                                ------------
                                                                                                  1,713,074
                                                                                                ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,794,087)....              36,134,317
                                                                                                ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.3%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.3%
                       United States Treasury Bills 4.56% due 08/31/06 (cost
                         $99,620)(2)...............................................  $100,000         99,620
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 1.4%
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00%, dated 07/31/06, to be repurchased
                         08/01/06 in the amount of $512,043 and collateralized by
                         $520,000 of Federal National Mtg. Assoc. Notes, bearing
                         interest at 5.13%, due 04/15/11 and having an approximate
                         value of $523,245. (cost $512,000)(2).....................   512,000        512,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $37,405,707)@                     100.6%                                             36,745,937
                       Liabilities in excess of other
                         assets --                                (0.6)                                               (203,388)
                                                                 ------                                            ------------
                       NET ASSETS --                             100.0%                                            $36,542,549
                                                                 ======                                            ============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2.
              (2) The security was pledged as collateral to cover margin requirements for open futures contracts.
              (3) Illiquid security

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                     UNREALIZED
                        NUMBER OF                                       EXPIRATION     VALUE AT     VALUE AS OF     APPRECIATION
                        CONTRACTS              DESCRIPTION                 DATE       TRADE DATE   JULY 31, 2006   (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------------
                        8      Long   S&P 500 E-Mini Future Index     September 2006   $505,100      $512,720         $7,620
                                                                                                                      =======

              See Notes to Financial Statements

---------------------
    106

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    AllianceBernstein L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   14.9%
      Retail........................................    9.1
      Energy Services...............................    8.9
      Health Services...............................    8.8
      Banks.........................................    8.7
      Drugs.........................................    5.5
      Aerospace & Military Technology...............    5.0
      Computers & Business Equipment................    5.0
      Household Products............................    4.2
      Electronics...................................    3.2
      Computer Software.............................    3.1
      Internet Content..............................    3.1
      Broadcasting & Media..........................    3.0
      Energy Sources................................    3.0
      Leisure & Tourism.............................    2.7
      Communication Equipment.......................    2.6
      Medical Products..............................    2.5
      Business Services.............................    1.9
      Chemicals.....................................    1.6
      Food, Beverage & Tobacco......................    1.6
      Insurance.....................................    1.5
      Electrical Equipment..........................    0.7
      Housing.......................................    0.7
      Apparel & Textiles............................    0.3
                                                      -----
                                                      101.6%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    AllianceBernstein L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 96.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.1%
                       Apparel & Textiles -- 0.3%
                       Coldwater Creek, Inc.+......................................       80,000   $  1,594,400
                       Housing -- 0.7%
                       Pulte Homes, Inc. ..........................................       80,000      2,280,000
                       Toll Brothers, Inc.+........................................       87,000      2,224,590
                       Retail -- 9.1%
                       Fortune Brands, Inc. .......................................       65,600      4,757,312
                       Home Depot, Inc. ...........................................      393,800     13,668,798
                       Kohl's Corp.+...............................................      140,600      7,962,178
                       Lowe's Cos., Inc. ..........................................      279,400      7,920,990
                       Target Corp. ...............................................      246,900     11,337,648
                       Wal-Mart Stores, Inc. ......................................      167,000      7,431,500
                       Walgreen Co. ...............................................       89,000      4,163,420
                       Williams-Sonoma, Inc.+......................................       50,000      1,590,000
                                                                                                   -------------
                                                                                                     64,930,836
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.8%
                       Food, Beverage & Tobacco -- 1.6%
                       Altria Group, Inc. .........................................      126,700     10,132,199
                       Household Products -- 4.2%
                       Colgate-Palmolive Co. ......................................      195,000     11,567,400
                       Procter & Gamble Co. .......................................      280,000     15,736,000
                                                                                                   -------------
                                                                                                     37,435,599
                                                                                                   -------------
                       ENERGY -- 11.9%
                       Energy Services -- 8.9%
                       BJ Services Co. ............................................      324,800     11,780,496
                       GlobalSantaFe Corp. ........................................       83,500      4,586,655
                       Halliburton Co. ............................................      710,000     23,685,600
                       Nabors Industries, Ltd.+....................................      500,000     17,660,000
                       Energy Sources -- 3.0%
                       Noble Energy, Inc. .........................................      380,000     19,231,800
                                                                                                   -------------
                                                                                                     76,944,551
                                                                                                   -------------
                       FINANCE -- 19.5%
                       Banks -- 3.1%
                       Bank of America Corp. ......................................      288,800     14,881,864
                       Northern Trust Corp. .......................................       94,000      5,367,400
                       Financial Services -- 14.9%
                       American Express Co. .......................................      240,700     12,530,842
                       Charles Schwab Corp. .......................................      305,100      4,844,988
                       Citigroup, Inc. ............................................      610,978     29,516,347
                       Franklin Resources, Inc. ...................................      130,000     11,888,500
                       J.P. Morgan Chase & Co. ....................................      373,400     17,034,508
                       Janus Capital Group, Inc. ..................................      240,000      3,885,600

---------------------
    108

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Legg Mason, Inc. ...........................................       32,500   $  2,712,775
                       The Goldman Sachs Group, Inc. ..............................       87,400     13,350,350
                       Insurance -- 1.5%
                       Axis Capital Holdings, Ltd. ................................      220,000      6,503,200
                       Willis Group Holdings, Ltd. ................................       91,300      2,969,989
                                                                                                   -------------
                                                                                                    125,486,363
                                                                                                   -------------
                       HEALTHCARE -- 16.8%
                       Drugs -- 5.5%
                       Eli Lilly and Co. ..........................................      240,000     13,624,800
                       Gilead Sciences, Inc.+......................................       82,700      5,084,396
                       Merck & Co., Inc. ..........................................      320,800     12,918,616
                       Wyeth.......................................................       82,000      3,974,540
                       Health Services -- 8.8%
                       Caremark Rx, Inc.+..........................................      240,000     12,672,000
                       Medco Health Solutions, Inc.+...............................       77,200      4,580,276
                       UnitedHealth Group, Inc. ...................................      216,600     10,359,978
                       WellPoint, Inc.+............................................      392,000     29,204,000
                       Medical Products -- 2.5%
                       Alcon, Inc. ................................................       42,000      4,637,640
                       Becton Dickinson & Co. .....................................       73,800      4,864,896
                       Genentech, Inc.+............................................       80,000      6,465,600
                                                                                                   -------------
                                                                                                    108,386,742
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.7%
                       Aerospace & Military Technology -- 5.0%
                       Rockwell Collins, Inc. .....................................       87,000      4,643,190
                       The Boeing Co. .............................................      118,300      9,158,786
                       United Technologies Corp. ..................................      293,600     18,258,984
                       Business Services -- 2.0%
                       Alliance Data Systems Corp.+................................       83,400      4,280,088
                       Building Materials Holding Corp. ...........................       43,400        930,062
                       Fiserv, Inc.+...............................................      170,000      7,422,200
                       Electrical Equipment -- 0.7%
                       American Standard Cos., Inc. ...............................      116,700      4,508,121
                                                                                                   -------------
                                                                                                     49,201,431
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.7%
                       Broadcasting & Media -- 3.0%
                       News Corp. .................................................      469,700      9,450,364
                       Time Warner, Inc. ..........................................      616,600     10,173,900
                       Leisure & Tourism -- 2.7%
                       Hilton Hotels Corp. ........................................      180,000      4,307,400
                       McDonald's Corp. ...........................................      370,600     13,115,534
                                                                                                   -------------
                                                                                                     37,047,198
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 16.9%
                       Communication Equipment -- 2.6%
                       Motorola, Inc. .............................................      363,000      8,261,880
                       QUALCOMM, Inc. .............................................      248,900      8,776,214
                       Computers & Business Equipment -- 5.0%
                       Apple Computer, Inc.+.......................................      160,000     10,873,600
                       EMC Corp.+..................................................      480,000      4,872,000
                       International Business Machines Corp. ......................      111,700      8,646,697

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Network Appliance, Inc.+....................................       42,400   $  1,258,856
                       Sun Microsystems, Inc.+.....................................    1,503,400      6,539,790
                       Computer Software -- 3.1%
                       Adobe Systems, Inc.+........................................      167,000      4,761,170
                       BEA Systems, Inc.+..........................................      375,000      4,402,500
                       Microsoft Corp. ............................................      454,100     10,912,023
                       Electronics -- 3.2%
                       Broadcom Corp., Class A+....................................      150,000      3,598,500
                       Emerson Electric Co. .......................................       91,100      7,189,612
                       NVIDIA Corp.+...............................................      254,500      5,632,085
                       Silicon Laboratories, Inc. .................................      107,900      3,983,668
                       Internet Content -- 3.0%
                       eBay, Inc.+.................................................      200,000      4,814,000
                       Google, Inc., Class A+......................................       31,000     11,984,600
                       Yahoo!, Inc.+...............................................      104,000      2,822,560
                                                                                                   -------------
                                                                                                    109,329,755
                                                                                                   -------------
                       MATERIALS -- 1.6%
                       Chemicals -- 1.6%
                       Air Products and Chemicals, Inc. ...........................       70,200      4,487,886
                       Monsanto Co. ...............................................      138,000      5,932,620
                                                                                                   -------------
                                                                                                     10,420,506
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $508,463,978)...                 619,182,981
                                                                                                   -------------
                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 5.6%                        AMOUNT
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 5.6%
                       Euro Time Deposit with State Street Bank & Trust Co. 4.05%
                         due 08/01/06
                         (cost $36,438,000)........................................  $36,438,000     36,438,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $544,901,978)@                   101.6%                                655,620,981
                       Liabilities in excess of other
                         assets --                               (1.6)                                (10,619,261)
                                                                ------                               -------------
                       NET ASSETS --                            100.0%                               $645,001,720
                                                                ======                               =============

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    110

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                          PORTFOLIO PROFILE --  JANUARY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services............................   14.1%
      Banks.........................................   12.4
      Energy Services...............................    9.9
      Insurance.....................................    7.9
      Food, Beverage & Tobacco......................    7.8
      Computers & Business Equipment................    5.0
      Drugs.........................................    4.8
      Aerospace & Military Technology...............    4.2
      Energy Sources................................    4.1
      Telecommunications............................    3.6
      Broadcasting & Media..........................    3.0
      Machinery.....................................    3.0
      Leisure & Tourism.............................    2.9
      Metals & Minerals.............................    2.7
      Medical Products..............................    2.2
      Telephone.....................................    2.1
      Apparel & Textiles............................    2.0
      Business Services.............................    2.0
      Entertainment Products........................    1.6
      Chemicals.....................................    1.0
      Electric Utilities............................    1.0
      Retail........................................    1.0
      Electronics...................................    0.9
      Automotive....................................    0.8
                                                      -----
                                                      100.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 96.5%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.8%
                       Apparel & Textiles -- 2.0%
                       Gap, Inc. ..................................................     127,800   $  2,217,330
                       Jones Apparel Group, Inc. ..................................      80,200      2,373,920
                       Automotive -- 0.8%
                       Goodyear Tire & Rubber Co.+.................................     182,100      2,003,100
                       Retail -- 1.0%
                       Home Depot, Inc. ...........................................      67,200      2,332,512
                                                                                                  -------------
                                                                                                     8,926,862
                                                                                                  -------------
                       CONSUMER STAPLES -- 7.8%
                       Food, Beverage & Tobacco -- 7.8%
                       Altria Group, Inc. .........................................      68,200      5,453,954
                       Burger King Holdings, Inc. .................................      53,900        821,975
                       Coca-Cola Co. ..............................................      70,400      3,132,800
                       General Mills, Inc. ........................................      24,300      1,261,170
                       Kraft Foods, Inc., Class A..................................      37,600      1,218,240
                       Smithfield Foods, Inc.+.....................................     125,100      3,559,095
                       SUPERVALU, Inc. ............................................      95,900      2,599,849
                                                                                                  -------------
                                                                                                    18,047,083
                                                                                                  -------------
                       ENERGY -- 14.0%
                       Energy Services -- 9.9%
                       American Electric Power Co., Inc. ..........................      53,000      1,914,360
                       BP PLC ADR..................................................      30,800      2,233,616
                       ChevronTexaco Corp. ........................................      86,800      5,709,704
                       Edison International........................................      55,500      2,296,590
                       Entergy Corp. ..............................................      29,600      2,282,160
                       Exxon Mobil Corp. ..........................................     126,500      8,569,110
                       Energy Sources -- 4.1%
                       Apache Corp. ...............................................      72,400      5,102,028
                       Total SA ADR................................................      63,200      4,312,136
                                                                                                  -------------
                                                                                                    32,419,704
                                                                                                  -------------
                       FINANCE -- 30.9%
                       Banks -- 8.9%
                       Bank of America Corp. ......................................      95,321      4,911,891
                       Bank of New York Co., Inc. .................................      70,300      2,362,783
                       Commerce Bancorp, Inc. .....................................      46,800      1,589,796
                       Wachovia Corp. .............................................      85,800      4,601,454
                       Wells Fargo & Co. ..........................................     100,400      7,262,936
                       Financial Services -- 14.1%
                       Citigroup, Inc. ............................................     149,700      7,232,007
                       Freddie Mac.................................................     169,000      9,778,340
                       MBIA, Inc. .................................................     105,000      6,175,050
                       Merrill Lynch & Co., Inc. ..................................      64,500      4,696,890
                       Morgan Stanley Group, Inc. .................................      71,400      4,748,100

---------------------
    112

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 7.9%
                       ACE, Ltd. ..................................................      99,300   $  5,116,929
                       AFLAC, Inc. ................................................      52,300      2,308,522
                       Allstate Corp. .............................................     135,200      7,682,064
                       Nationwide Financial Services, Inc., Class A................      44,900      2,024,092
                       XL Capital, Ltd., Class A...................................      18,300      1,165,710
                                                                                                  -------------
                                                                                                    71,656,564
                                                                                                  -------------
                       HEALTHCARE -- 7.0%
                       Drugs -- 4.8%
                       Amgen, Inc.+................................................      16,500      1,150,710
                       Cardinal Health, Inc. ......................................      35,700      2,391,900
                       Forest Laboratories, Inc.+..................................      76,600      3,547,346
                       Pfizer, Inc. ...............................................      50,100      1,302,099
                       Wyeth.......................................................      54,800      2,656,156
                       Medical Products -- 2.2%
                       Boston Scientific Corp.+....................................     113,400      1,928,934
                       Johnson & Johnson...........................................      52,900      3,308,895
                                                                                                  -------------
                                                                                                    16,286,040
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 9.2%
                       Aerospace & Military Technology -- 4.2%
                       Northrop Grumman Corp.......................................      74,534      4,933,406
                       United Technologies Corp. ..................................      76,000      4,726,440
                       Business Services -- 2.0%
                       Fiserv, Inc.+...............................................      53,300      2,327,078
                       Waste Management, Inc. .....................................      66,600      2,289,708
                       Machinery -- 3.0%
                       Deere & Co. ................................................      41,300      2,997,141
                       Eaton Corp. ................................................      62,100      3,980,610
                                                                                                  -------------
                                                                                                    21,254,383
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 7.5%
                       Broadcasting & Media -- 3.0%
                       CBS Corp., Class B..........................................      45,900      1,259,037
                       Gannett Co., Inc. ..........................................     110,100      5,738,412
                       Entertainment Products -- 1.6%
                       Mattel, Inc. ...............................................     208,300      3,757,732
                       Leisure & Tourism -- 2.9%
                       McDonald's Corp. ...........................................     190,000      6,724,100
                                                                                                  -------------
                                                                                                    17,479,281
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 9.5%
                       Computers & Business Equipment -- 5.0%
                       EMC Corp.+..................................................     305,000      3,095,750
                       International Business Machines Corp. ......................      29,200      2,260,372
                       Lexmark International, Inc., Class A+.......................      50,600      2,734,930
                       Seagate Technology+(1)(2)...................................      50,100              0
                       Xerox Corp.+................................................     247,700      3,490,093
                       Electronics -- 0.9%
                       Applied Materials, Inc.+....................................     132,700      2,088,698
                       Telecommunications -- 3.6%
                       ALLTEL Corp. ...............................................      67,000      3,696,390
                       Verizon Communications, Inc. ...............................     138,556      4,685,964
                                                                                                  -------------
                                                                                                    22,052,197
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS -- 3.7%
                       Chemicals -- 1.0%
                       PPG Industries, Inc. .......................................      36,300   $  2,233,902
                       Metals & Minerals -- 2.7%
                       BHP Billiton, Ltd. .........................................      48,800      2,059,360
                       Newmont Mining Corp. .......................................      24,800      1,270,504
                       United States Steel Corp. ..................................      46,200      2,913,834
                                                                                                  -------------
                                                                                                     8,477,600
                                                                                                  -------------
                       UTILITIES -- 3.1%
                       Electric Utilities -- 1.0%
                       Exelon Corp. ...............................................      38,500      2,229,150
                       Telephone -- 2.1%
                       AT&T, Inc. .................................................     125,000      3,748,750
                       Windstream Corp. ...........................................      94,085      1,178,885
                                                                                                  -------------
                                                                                                     7,156,785
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $206,586,299)...                223,756,499
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.5%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT --  3.5%
                       Euro Time Deposit with State Street Bank & Trust Co. 4.05%
                         due 08/01/06
                         (cost $8,046,000).........................................  $8,046,000      8,046,000
                                                                                                  -------------

                       TOTAL INVESTMENTS -- (cost $214,632,299)@       100.0%                       231,802,499
                       Liabilities in excess of other assets --          0.0                            (76,846)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $231,725,653
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2.
              (2) Illiquid security

              See Notes to Financial Statements

---------------------
    114

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services............................   15.4%
      Banks.........................................   11.5
      Insurance.....................................   11.3
      Food, Beverage & Tobacco......................    8.8
      Energy Sources................................    7.1
      Retail........................................    6.6
      Broadcasting & Media..........................    6.1
      Energy Services...............................    5.5
      Business Services.............................    3.9
      Machinery.....................................    3.5
      Health Services...............................    2.4
      Computer Software.............................    2.1
      Forest Products...............................    1.7
      Household Products............................    1.5
      Metals & Minerals.............................    1.5
      Automotive....................................    1.4
      Real Estate Investment Trusts.................    1.4
      Telephone.....................................    1.3
      Computers & Business Equipment................    1.2
      Housing.......................................    1.1
      Drugs.........................................    1.0
      Telecommunications............................    1.0
      Transportation................................    1.0
      Commercial Paper..............................    0.7
      Internet Content..............................    0.6
      Education.....................................    0.4
      Communication Equipment.......................    0.3
                                                      -----
                                                      100.3%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 99.5%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.1%
                       Automotive -- 1.4%
                       CarMax, Inc. ...............................................       75,600  $     2,630,880
                       Harley-Davidson, Inc. ......................................      556,600       31,726,200
                       Housing -- 1.1%
                       Hunter Douglas NV...........................................       88,866        6,163,998
                       Vulcan Materials Co. .......................................      293,800       19,675,786
                       Retail -- 6.6%
                       Amazon.com, Inc.+...........................................      348,600        9,373,854
                       Bed Bath & Beyond, Inc.+....................................      383,300       12,832,884
                       Costco Wholesale Corp. .....................................    1,624,300       85,698,068
                       Lowe's Cos., Inc. ..........................................      370,100       10,492,335
                       Wal-Mart Stores, Inc. ......................................      864,400       38,465,800
                                                                                                  ----------------
                                                                                                      217,059,805
                                                                                                  ----------------
                       CONSUMER STAPLES -- 10.4%
                       Food, Beverage & Tobacco -- 8.8%
                       Altria Group, Inc. .........................................    1,642,225      131,328,733
                       Diageo PLC ADR..............................................      493,400       34,695,888
                       Heineken Holding NV.........................................      547,619       22,077,124
                       Hershey Foods Corp. ........................................      360,900       19,838,673
                       Household Products -- 1.6%
                       Avon Products, Inc. ........................................      360,022       10,437,038
                       Procter & Gamble Co. .......................................      468,300       26,318,460
                                                                                                  ----------------
                                                                                                      244,695,916
                                                                                                  ----------------
                       EDUCATION -- 0.4%
                       Education -- 0.4%
                       Apollo Group, Inc.+.........................................      184,600        8,735,272
                                                                                                  ----------------
                       ENERGY -- 12.6%
                       Energy Services -- 5.5%
                       ConocoPhillips..............................................    1,573,008      107,971,269
                       Transocean, Inc.+...........................................      292,200       22,566,606
                       Energy Sources -- 7.1%
                       Devon Energy Corp. .........................................      961,552       62,154,721
                       EOG Resources, Inc. ........................................      771,000       57,169,650
                       Occidental Petroleum Corp. .................................      452,000       48,703,000
                                                                                                  ----------------
                                                                                                      298,565,246
                                                                                                  ----------------
                       FINANCE -- 38.2%
                       Banks -- 11.5%
                       Commerce Bancorp, Inc. .....................................      458,900       15,588,833
                       Golden West Financial Corp. ................................    1,108,400       81,644,744
                       HSBC Holdings PLC...........................................    4,160,109       75,457,209
                       Lloyds TSB Group PLC ADR....................................      391,800       15,766,032
                       State Street Corp. .........................................      133,300        8,005,998
                       Wells Fargo & Co. ..........................................    1,055,525       76,356,678

---------------------
    116

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 15.4%
                       American Express Co. .......................................    2,311,950  $   120,360,117
                       Ameriprise Financial, Inc. .................................      561,730       25,053,158
                       China Merchants Holdings International Co., Ltd. ...........    4,797,042       14,538,923
                       Citigroup, Inc. ............................................    1,272,052       61,452,832
                       J.P. Morgan Chase & Co. ....................................    2,063,476       94,135,775
                       Moody's Corp. ..............................................      585,500       32,132,240
                       Morgan Stanley Group, Inc. .................................      256,550       17,060,575
                       Insurance -- 11.3%
                       Aon Corp. ..................................................      569,300       19,487,139
                       Berkshire Hathaway, Inc., Class A+..........................          747       68,425,200
                       Berkshire Hathaway, Inc., Class B+..........................          895        2,727,065
                       Chubb Corp. ................................................      211,100       10,643,662
                       Everest Reinsurance Group, Ltd. ............................       41,000        3,879,010
                       Loews Corp. ................................................    1,495,600       55,426,936
                       Markel Corp.+...............................................        5,800        1,975,770
                       Principal Financial Group, Inc. ............................      172,300        9,304,200
                       Progressive Corp. ..........................................    2,634,100       63,718,879
                       Sun Life Financial, Inc. ...................................       99,400        3,805,032
                       Transatlantic Holdings, Inc.# ..............................      468,925       27,525,898
                                                                                                  ----------------
                                                                                                      904,471,905
                                                                                                  ----------------
                       HEALTHCARE -- 3.4%
                       Drugs -- 1.0%
                       Cardinal Health, Inc. ......................................      336,400       22,538,800
                       Health Services -- 2.4%
                       Caremark Rx, Inc.+..........................................      596,400       31,489,920
                       HCA, Inc. ..................................................      524,800       25,799,168
                                                                                                  ----------------
                                                                                                       79,827,888
                                                                                                  ----------------
                       INDUSTRIAL & COMMERCIAL -- 8.4%
                       Business Services -- 3.9%
                       Cosco Pacific, Ltd. ........................................    3,964,800        8,827,448
                       Dun & Bradstreet Corp.+.....................................      333,700       22,264,464
                       H&R Block, Inc. ............................................    1,180,500       26,856,375
                       Iron Mountain, Inc.+........................................      855,000       35,055,000
                       Machinery -- 3.5%
                       Tyco International, Ltd. ...................................    3,203,492       83,579,106
                       Transportation -- 1.0%
                       Kuehne & Nagel International AG.............................      145,500        9,695,665
                       United Parcel Service, Inc., Class B........................      186,400       12,844,824
                                                                                                  ----------------
                                                                                                      199,122,882
                                                                                                  ----------------
                       INFORMATION & ENTERTAINMENT -- 6.1%
                       Broadcasting & Media -- 6.1%
                       Comcast Corp., Special Class A+.............................    1,806,800       61,937,104
                       Gannett Co., Inc. ..........................................      108,200        5,639,384
                       Lagardere SCA...............................................      358,000       25,106,280
                       Liberty Media Holding Corp..................................       81,840        6,678,962
                       News Corp., Class A.........................................    1,931,300       37,158,212
                       WPP Group PLC...............................................      121,600        7,184,128
                                                                                                  ----------------
                                                                                                      143,704,070
                                                                                                  ----------------
                       INFORMATION TECHNOLOGY -- 5.1%
                       Communication Equipment -- 0.3%
                       Nokia Corp. ADR.............................................      325,200        6,455,220

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 1.2%
                       Dell, Inc.+.................................................      684,200  $    14,833,456
                       Hewlett-Packard Co. ........................................      442,900       14,132,939
                       Computer Software -- 2.1%
                       Microsoft Corp. ............................................    2,088,100       50,177,043
                       Internet Content -- 0.5%
                       Expedia, Inc.+..............................................      157,700        2,113,180
                       IAC/InteractiveCorp+........................................      158,500        3,758,035
                       Liberty Media Holding Corp..................................      417,500        6,876,225
                       Telecommunications -- 1.0%
                       NTL, Inc. ..................................................      507,527       11,596,992
                       SK Telecom Co., Ltd. ADR....................................      544,400       12,744,404
                                                                                                  ----------------
                                                                                                      122,687,494
                                                                                                  ----------------
                       MATERIALS -- 3.1%
                       Forest Products -- 1.7%
                       Sealed Air Corp.+ ..........................................      873,300       41,254,692
                       Metals & Minerals -- 1.4%
                       BHP Billiton PLC............................................      338,500        6,411,703
                       Martin Marietta Materials, Inc. ............................      268,300       21,603,516
                       Rio Tinto PLC...............................................      119,500        6,172,198
                                                                                                  ----------------
                                                                                                       75,442,109
                                                                                                  ----------------
                       REAL ESTATE -- 1.4%
                       Real Estate Investment Trusts -- 1.4%
                       General Growth Properties, Inc. ............................      713,822       32,578,836
                                                                                                  ----------------
                       UTILITIES -- 1.3%
                       Telephone -- 1.3%
                       Sprint Nextel Corp. ........................................    1,557,200       30,832,560
                                                                                                  ----------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,552,623,461)...........................................                 2,357,723,983
                                                                                                  ----------------
                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.8%                        AMOUNT
                       -------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 0.8%
                       Fountain Square Commercial Funding 5.30% due 08/01/06 (cost
                         $18,067,000)..............................................  $18,067,000       18,067,000
                                                                                                  ----------------

                       TOTAL INVESTMENTS --
                         (cost $1,570,690,461)@                       100.3%                      2,375,790,983
                       Liabilities in excess of other assets --        (0.3)                         (8,267,845)
                                                                      ------                     ---------------
                       NET ASSETS --                                  100.0%                     $2,367,523,138
                                                                      ======                     ===============

              -----------------------------
              +  Non-income producing security
              # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    118

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Food, Beverage & Tobacco......................   16.7%
      Household Products............................   13.0
      Drugs.........................................   10.8
      Chemicals.....................................    9.0
      Financial Services............................    6.7
      Multi-Industry................................    5.9
      Automotive....................................    5.1
      Telephone.....................................    3.8
      Medical Products..............................    3.5
      Telecommunications............................    3.3
      Broadcasting & Media..........................    3.1
      Computers & Business Equipment................    3.1
      Forest Products...............................    3.1
      Housing.......................................    3.1
      Business Services.............................    3.0
      Electronics...................................    3.0
      Leisure & Tourism.............................    2.6
      Repurchase Agreement..........................    1.2
                                                      -----
                                                      100.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 98.8%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.2%
                       Automotive -- 5.1%
                       General Motors Corp. .......................................     154,884   $ 4,991,912
                       Housing -- 3.1%
                       KB Home Corp. ..............................................      73,000     3,103,960
                                                                                                  ------------
                                                                                                    8,095,872
                                                                                                  ------------
                       CONSUMER STAPLES -- 29.7%
                       Food, Beverage & Tobacco -- 16.7%
                       Altria Group, Inc. .........................................      46,179     3,692,935
                       Anheuser-Busch Cos., Inc. ..................................      74,714     3,597,479
                       McCormick & Co., Inc. ......................................      94,956     3,329,157
                       Sysco Corp. ................................................     101,160     2,792,016
                       Wm. Wrigley Jr. Co. ........................................      67,279     3,085,415
                       Household Products -- 13.0%
                       Avon Products, Inc. ........................................     102,695     2,977,128
                       Colgate-Palmolive Co. ......................................      56,038     3,324,174
                       Kimberly-Clark Corp. .......................................      55,721     3,401,767
                       Procter & Gamble Co. .......................................      56,783     3,191,205
                                                                                                  ------------
                                                                                                   29,391,276
                                                                                                  ------------
                       FINANCE -- 6.7%
                       Financial Services -- 6.7%
                       Citigroup, Inc. ............................................      66,074     3,192,035
                       J.P. Morgan Chase & Co. ....................................      74,739     3,409,593
                                                                                                  ------------
                                                                                                    6,601,628
                                                                                                  ------------
                       HEALTHCARE -- 14.3%
                       Drugs -- 10.8%
                       Abbott Laboratories.........................................      77,076     3,681,920
                       Merck & Co., Inc. ..........................................      92,633     3,730,331
                       Pfizer, Inc. ...............................................     128,315     3,334,907
                       Medical Products -- 3.5%
                       Johnson & Johnson...........................................      54,949     3,437,060
                                                                                                  ------------
                                                                                                   14,184,218
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 8.9%
                       Business Services -- 3.0%
                       Genuine Parts Co. ..........................................      71,164     2,963,269
                       Multi-Industry -- 5.9%
                       3M Co. .....................................................      38,905     2,738,912
                       General Electric Co. .......................................      93,996     3,072,729
                                                                                                  ------------
                                                                                                    8,774,910
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 5.7%
                       Broadcasting & Media -- 3.1%
                       Gannett Co., Inc. ..........................................      57,622     3,003,259

---------------------
    120

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 2.6%
                       Carnival Corp. .............................................      66,918   $ 2,607,125
                                                                                                  ------------
                                                                                                    5,610,384
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 9.4%
                       Computers & Business Equipment -- 3.1%
                       Avery Denison Corp. ........................................      51,837     3,039,203
                       Electronics -- 3.0%
                       Emerson Electric Co. .......................................      37,437     2,954,528
                       Telecommunications -- 3.3%
                       Verizon Communications, Inc. ...............................      97,295     3,290,517
                                                                                                  ------------
                                                                                                    9,284,248
                                                                                                  ------------
                       MATERIALS -- 12.1%
                       Chemicals -- 9.0%
                       du Pont (E.I.) de Nemours & Co. ............................      72,894     2,890,976
                       Rohm and Haas Co. ..........................................      61,342     2,829,093
                       The Sherwin-Williams Co. ...................................      63,300     3,202,980
                       Forest Products -- 3.1%
                       Bemis Co., Inc. ............................................     100,193     3,075,925
                                                                                                  ------------
                                                                                                   11,998,974
                                                                                                  ------------
                       UTILITIES -- 3.8%
                       Telephone -- 3.8%
                       AT&T, Inc. .................................................     123,745     3,711,113
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $95,013,278)....                97,652,623
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.2%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $1,188,000).........................................  $1,188,000     1,188,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $96,201,278)@                             100.0%                      98,840,623
                       Other assets less liabilities --                    0.0                           33,153
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $98,873,776
                                                                         ======                     ============

              -----------------------------
               @  See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    AllianceBernstein L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services............................   17.7%
      Health Services...............................   11.4
      Internet Content..............................    8.8
      Energy Services...............................    8.7
      Computers & Business Equipment................    8.1
      Medical Products..............................    6.8
      Aerospace & Military Technology...............    5.3
      Electronics...................................    5.2
      Retail........................................    5.0
      Drugs.........................................    4.8
      Communication Equipment.......................    4.1
      Household Products............................    3.3
      Telecommunications............................    2.8
      Leisure & Tourism.............................    2.3
      Chemicals.....................................    2.2
      Euro Time Deposit.............................    1.8
      Banks.........................................    1.0
      Computer Software.............................    1.0
      Multi-Industry................................    1.0
                                                      -----
                                                      101.3%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    122

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    AllianceBernstein L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 99.5%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.0%
                       Retail -- 5.0%
                       Kohl's Corp.+...............................................       76,300   $  4,320,869
                       Lowe's Cos., Inc. ..........................................      442,200     12,536,370
                       Target Corp. ...............................................      294,800     13,537,216
                       Wal-Mart Stores, Inc. ......................................       98,100      4,365,450
                       Whole Foods Market, Inc. ...................................      153,200      8,810,532
                                                                                                   -------------
                                                                                                     43,570,437
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.3%
                       Household Products -- 3.3%
                       Procter & Gamble Co. .......................................      508,300     28,566,460
                                                                                                   -------------
                       ENERGY -- 8.7%
                       Energy Services -- 8.7%
                       Baker Hughes, Inc. .........................................       94,300      7,539,285
                       GlobalSantaFe Corp. ........................................      185,900     10,211,487
                       Halliburton Co. ............................................    1,095,700     36,552,552
                       Nabors Industries, Ltd.+....................................      232,800      8,222,496
                       Schlumberger, Ltd. .........................................      189,200     12,648,020
                                                                                                   -------------
                                                                                                     75,173,840
                                                                                                   -------------
                       FINANCE -- 18.7%
                       Banks -- 1.0%
                       Northern Trust Corp. .......................................      150,600      8,599,260
                       Financial Services -- 17.7%
                       Franklin Resources, Inc. ...................................      270,600     24,746,370
                       Goldman Sachs Group, Inc. ..................................      132,700     20,269,925
                       J.P. Morgan Chase & Co. ....................................      660,800     30,145,696
                       Legg Mason, Inc. ...........................................      272,390     22,736,394
                       Merrill Lynch & Co., Inc. ..................................      250,500     18,241,410
                       Nasdaq Stock Market, Inc.+..................................      310,010      8,534,575
                       NYSE Group, Inc.+...........................................       94,000      5,845,860
                       UBS AG......................................................      418,800     22,782,720
                                                                                                   -------------
                                                                                                    161,902,210
                                                                                                   -------------
                       HEALTHCARE -- 23.1%
                       Drugs -- 4.9%
                       Gilead Sciences, Inc.+......................................      411,700     25,311,316
                       Teva Pharmaceutical Industries, Ltd. ADR....................      505,000     16,705,400
                       Health Services -- 11.4%
                       Caremark Rx, Inc. ..........................................      480,400     25,365,120
                       Medco Health Solutions, Inc.+...............................      149,200      8,852,036
                       UnitedHealth Group, Inc. ...................................      383,900     18,361,937
                       WellPoint, Inc.+............................................      613,300     45,690,850

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 6.8%
                       Alcon, Inc. ................................................      231,000   $ 25,507,020
                       Genentech, Inc.+............................................      411,000     33,217,020
                                                                                                   -------------
                                                                                                    199,010,699
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.3%
                       Aerospace & Military Technology -- 5.3%
                       Boeing Co. .................................................      480,000     37,161,600
                       Rockwell Collins, Inc. .....................................      162,000      8,645,940
                       Multi-Industry -- 1.0%
                       Textron, Inc. ..............................................       95,000      8,541,450
                                                                                                   -------------
                                                                                                     54,348,990
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.3%
                       Leisure & Tourism -- 2.3%
                       Las Vegas Sands Corp.+......................................       94,700      5,874,241
                       McDonald's Corp. ...........................................      389,400     13,780,866
                                                                                                   -------------
                                                                                                     19,655,107
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 30.0%
                       Communication Equipment -- 4.1%
                       Juniper Networks, Inc.+.....................................      901,600     12,126,520
                       QUALCOMM, Inc. .............................................      667,900     23,550,154
                       Computers & Business Equipment -- 8.1%
                       Apple Computer, Inc.+.......................................      760,400     51,676,784
                       Network Appliance, Inc.+....................................      603,500     17,917,915
                       Sun Microsystems, Inc.+.....................................      175,000        761,250
                       Computer Software -- 1.0%
                       SAP AG ADR..................................................      185,900      8,482,617
                       Electronics -- 5.2%
                       Advanced Micro Devices, Inc.+...............................    1,103,300     21,392,987
                       Broadcom Corp., Class A+....................................      809,350     19,416,306
                       NVIDIA Corp.+...............................................      207,200      4,585,336
                       Internet Content -- 8.8%
                       eBay, Inc.+.................................................      155,500      3,742,885
                       Google, Inc., Class A+......................................      113,400     43,840,440
                       Yahoo!, Inc.+...............................................    1,046,640     28,405,810
                       Telecommunications -- 2.8%
                       America Movil SA de CV, Series L ADR........................      141,200      5,052,136
                       Corning, Inc.+..............................................      987,300     18,827,811
                                                                                                   -------------
                                                                                                    259,778,951
                                                                                                   -------------
                       MATERIALS -- 2.1%
                       Chemicals -- 2.1%
                       Monsanto Co. ...............................................      431,200     18,537,288
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $829,509,696).............                 860,543,982
                                                                                                   -------------

---------------------
    124

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 1.8%                        AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.8%
                       Euro Time Deposit with State Street Bank & Trust Co. 4.05%
                         due 08/01/06 (cost $15,523,000)...........................  $15,523,000   $ 15,523,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $845,032,696)@                          101.3%                       876,066,982
                       Liabilities in excess of other assets --         (1.3)                       (11,142,856)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $864,924,126
                                                                       ======                      =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Services................................  10.7%
      Food, Beverage & Tobacco.......................   7.7
      Banks..........................................   7.6
      Financial Services.............................   7.6
      Broadcasting & Media...........................   7.3
      Medical Products...............................   6.8
      Drugs..........................................   6.7
      Communication Equipment........................   5.6
      Retail.........................................   5.1
      Repurchase Agreement...........................   4.4
      Aerospace & Military Technology................   4.0
      Energy Sources.................................   3.9
      Insurance......................................   3.4
      Telecommunications.............................   3.4
      Business Services..............................   3.2
      Electric Utilities.............................   3.2
      Computers & Business Equipment.................   2.4
      Computer Software..............................   2.3
      Health Services................................   1.8
      Chemicals......................................   1.3
      Internet Content...............................   0.9
      Metals & Minerals..............................   0.5
                                                       ----
                                                       99.8%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    126

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 95.4%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.1%
                       Retail -- 5.1%
                       CVS Corp. ..................................................      14,520   $   475,094
                       J.C. Penney Co., Inc. ......................................       5,830       367,057
                       Lowe's Cos., Inc. ..........................................      15,960       452,466
                                                                                                  ------------
                                                                                                    1,294,617
                                                                                                  ------------
                       CONSUMER STAPLES -- 7.7%
                       Food, Beverage & Tobacco -- 7.7%
                       Altria Group, Inc. .........................................       5,596       447,512
                       Hershey Foods Corp. ........................................       9,420       517,818
                       PepsiCo, Inc. ..............................................      15,440       978,587
                                                                                                  ------------
                                                                                                    1,943,917
                                                                                                  ------------
                       ENERGY -- 14.6%
                       Energy Services -- 10.7%
                       Baker Hughes, Inc. .........................................       9,538       762,563
                       Exxon Mobil Corp. ..........................................      16,476     1,116,084
                       Schlumberger, Ltd. .........................................      12,380       827,603
                       Energy Sources -- 3.9%
                       Canadian Natural Resources Ltd. ADR.........................       7,230       384,925
                       Suncor Energy, Inc. ........................................       7,240       586,802
                                                                                                  ------------
                                                                                                    3,677,977
                                                                                                  ------------
                       FINANCE -- 18.6%
                       Banks -- 7.6%
                       Bank of America Corp. ......................................      16,729       862,045
                       Bank of New York Co., Inc. .................................       3,810       128,054
                       Washington Mutual, Inc. ....................................       7,428       332,032
                       Wells Fargo & Co. ..........................................       8,216       594,346
                       Financial Services -- 7.6%
                       American Express Co. .......................................      10,720       558,083
                       Countrywide Financial Corp. ................................      16,300       584,029
                       J.P. Morgan Chase & Co. ....................................      17,037       777,228
                       Insurance -- 3.4%
                       Ambac Financial Group, Inc. ................................       5,711       474,641
                       XL Capital, Ltd., Class A...................................       5,994       381,818
                                                                                                  ------------
                                                                                                    4,692,276
                                                                                                  ------------
                       HEALTHCARE -- 15.3%
                       Drugs -- 6.7%
                       Abbott Laboratories.........................................       9,293       443,926
                       Amgen, Inc.+................................................       7,088       494,317
                       Pfizer, Inc. ...............................................      28,532       741,547
                       Health Services -- 1.8%
                       Caremark Rx, Inc. ..........................................       8,420       444,576

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 6.8%
                       Baxter International, Inc. .................................      16,234   $   681,828
                       Medtronic, Inc. ............................................       6,170       311,709
                       Stryker Corp. ..............................................      11,290       513,808
                       Zimmer Holdings, Inc.+......................................       3,430       216,913
                                                                                                  ------------
                                                                                                    3,848,624
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 7.2%
                       Aerospace & Military Technology -- 4.0%
                       General Dynamics Corp. .....................................       7,514       503,589
                       United Technologies Corp. ..................................       8,012       498,266
                       Business Services -- 3.2%
                       Cendant Corp. ..............................................      17,930       269,129
                       First Data Corp. ...........................................      13,100       535,135
                                                                                                  ------------
                                                                                                    1,806,119
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 7.3%
                       Broadcasting & Media -- 7.3%
                       Comcast Corp., Class A+.....................................      13,993       481,080
                       McGraw-Hill Cos., Inc. .....................................      14,620       823,106
                       Time Warner, Inc. ..........................................      20,940       345,510
                       Viacom, Inc.+...............................................       5,745       200,213
                                                                                                  ------------
                                                                                                    1,849,909
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 14.6%
                       Communication Equipment -- 5.6%
                       American Tower Corp., Class A+..............................      16,350       552,630
                       Motorola, Inc. .............................................      20,105       457,590
                       QUALCOMM, Inc. .............................................      11,570       407,958
                       Computers & Business Equipment -- 2.4%
                       Research In Motion, Ltd.+...................................       9,230       605,765
                       Computer Software -- 2.3%
                       Microsoft Corp. ............................................      18,550       445,757
                       Oracle Corp.+...............................................       8,357       125,104
                       Internet Content -- 0.9%
                       Google, Inc., Class A+......................................         620       239,692
                       Telecommunications -- 3.4%
                       Cisco Systems, Inc.+........................................      47,544       848,660
                                                                                                  ------------
                                                                                                    3,683,156
                                                                                                  ------------
                       MATERIALS -- 1.8%
                       Chemicals -- 1.3%
                       Praxair, Inc. ..............................................       5,860       321,362
                       Metals & Minerals -- 0.5%
                       Chicago Bridge & Iron Co. NV................................       4,960       120,330
                                                                                                  ------------
                                                                                                      441,692
                                                                                                  ------------
                       UTILITIES -- 3.2%
                       Electric Utilities -- 3.2%
                       Exelon Corp. ...............................................      13,740       795,546
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $21,645,541)....                24,033,833
                                                                                                  ------------

---------------------
    128

                                                                                     PRINCIPAL       VALUE
                       REPURCHASE AGREEMENT -- 4.4%                                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.30% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $1,100,131 and collateralized by
                         $1,055,000 of United States Treasury Bills, bearing
                         interest at 5.50% due 08/28/06 having an approximate value of $1,126,775
                         (cost $1,100,000).........................................  $1,100,000   $ 1,100,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $22,745,541)@                              99.8%                      25,133,833
                       Other assets less liabilities --                    0.2                           60,316
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $25,194,149
                                                                         ======                     ============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investment on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Drugs.........................................   10.5%
      Financial Services............................    9.2
      Energy Services...............................    9.0
      Food, Beverage & Tobacco......................    7.1
      Medical Products..............................    6.9
      Insurance.....................................    6.1
      Banks.........................................    5.1
      Household Products............................    5.1
      Aerospace & Military Technology...............    4.6
      Computers & Business Equipment................    4.3
      Retail........................................    3.8
      Computer Software.............................    3.6
      Telecommunications............................    3.4
      Chemicals.....................................    3.2
      Electronics...................................    3.1
      Broadcasting & Media..........................    2.2
      Apparel & Textiles............................    1.7
      Business Services.............................    1.5
      Energy Sources................................    1.4
      Electric Utilities............................    1.2
      Telephone.....................................    1.2
      Leisure & Tourism.............................    1.0
      Machinery.....................................    1.0
      Transportation................................    1.0
      Multi-Industry................................    0.9
      Commercial Paper..............................    0.7
      Internet Content..............................    0.7
      Entertainment Products........................    0.6
                                                      -----
                                                      100.1%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    130

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 99.4%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.5%
                       Apparel & Textiles -- 1.7%
                       Chico's FAS, Inc.+..........................................      73,880   $  1,673,382
                       Nike, Inc., Class B.........................................      32,170      2,541,430
                       Retail -- 3.8%
                       Federated Department Stores, Inc. ..........................      38,700      1,358,757
                       Kohl's Corp.+...............................................      38,310      2,169,495
                       Staples, Inc. ..............................................     138,090      2,985,506
                       Target Corp. ...............................................      61,470      2,822,703
                                                                                                  -------------
                                                                                                    13,551,273
                                                                                                  -------------
                       CONSUMER STAPLES -- 12.2%
                       Food, Beverage & Tobacco -- 7.1%
                       Altria Group, Inc. .........................................      71,460      5,714,656
                       Coca-Cola Co. ..............................................      47,720      2,123,540
                       Diageo PLC..................................................     170,160      2,991,051
                       Nestle SA...................................................      10,214      3,347,118
                       PepsiCo, Inc. ..............................................      52,452      3,324,408
                       Household Products -- 5.1%
                       Colgate-Palmolive Co. ......................................      44,650      2,648,638
                       Procter & Gamble Co. .......................................      80,970      4,550,514
                       Reckitt & Benckiser PLC.....................................     136,740      5,486,642
                                                                                                  -------------
                                                                                                    30,186,567
                                                                                                  -------------
                       ENERGY -- 10.4%
                       Energy Services -- 9.0%
                       Entergy Corp. ..............................................      11,270        868,917
                       Exxon Mobil Corp. ..........................................     123,430      8,361,148
                       GlobalSantaFe Corp. ........................................      53,250      2,925,022
                       Hess Corp. .................................................      77,030      4,074,887
                       Noble Corp. ................................................      38,620      2,770,985
                       Transocean, Inc.+...........................................      42,260      3,263,740
                       Energy Sources -- 1.4%
                       EOG Resources, Inc. ........................................      45,610      3,381,982
                                                                                                  -------------
                                                                                                    25,646,681
                                                                                                  -------------
                       FINANCE -- 20.4%
                       Banks -- 5.1%
                       Bank of America Corp. ......................................     118,190      6,090,331
                       Bank of New York Co., Inc. .................................      81,400      2,735,854
                       Wells Fargo & Co. ..........................................      50,980      3,687,893
                       Financial Services -- 9.2%
                       American Express Co. .......................................      61,430      3,198,046
                       Charles Schwab Corp. .......................................     101,060      1,604,833
                       Franklin Resources, Inc. ...................................      22,280      2,037,506
                       J.P. Morgan Chase & Co. ....................................     112,550      5,134,531
                       Legg Mason, Inc. ...........................................      18,030      1,504,964
                       Lehman Brothers Holdings, Inc. .............................      37,090      2,408,995
                       SLM Corp. ..................................................      71,420      3,592,426
                       The Goldman Sachs Group, Inc. ..............................      21,960      3,354,390

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 6.1%
                       ACE, Ltd. ..................................................     106,490   $  5,487,430
                       Genworth Financial, Inc., Class A...........................     200,900      6,890,870
                       MetLife, Inc. ..............................................      51,030      2,653,560
                                                                                                  -------------
                                                                                                    50,381,629
                                                                                                  -------------
                       HEALTHCARE -- 17.4%
                       Drugs -- 10.5%
                       Abbott Laboratories.........................................     103,150      4,927,476
                       Amgen, Inc.+................................................      68,660      4,788,348
                       Eli Lilly and Co. ..........................................      68,420      3,884,203
                       Gilead Sciences, Inc.+......................................      36,890      2,267,997
                       Roche Holding AG............................................      20,610      3,667,945
                       Teva Pharmaceutical Industries, Ltd. ADR....................      51,970      1,719,168
                       Wyeth.......................................................      98,580      4,778,173
                       Medical Products -- 6.9%
                       Boston Scientific Corp.+....................................      67,800      1,153,278
                       Genzyme Corp.+..............................................      28,120      1,920,034
                       Johnson & Johnson...........................................     126,720      7,926,336
                       Medtronic, Inc. ............................................      62,220      3,143,354
                       Zimmer Holdings, Inc.+......................................      46,460      2,938,130
                                                                                                  -------------
                                                                                                    43,114,442
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 9.0%
                       Aerospace & Military Technology -- 4.6%
                       Lockheed Martin Corp. ......................................      72,800      5,800,704
                       United Technologies Corp. ..................................      87,630      5,449,709
                       Business Services -- 1.5%
                       Accenture, Ltd., Class A....................................      53,150      1,555,169
                       First Data Corp. ...........................................      53,560      2,187,926
                       Machinery -- 1.0%
                       Tyco International, Ltd. ...................................      95,930      2,502,814
                       Multi-Industry -- 0.9%
                       3M Co. .....................................................      32,620      2,296,448
                       Transportation -- 1.0%
                       FedEx Corp. ................................................      22,590      2,365,399
                                                                                                  -------------
                                                                                                    22,158,169
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 3.8%
                       Broadcasting & Media -- 2.2%
                       News Corp., Class A.........................................      79,760      1,534,582
                       Viacom, Inc.+...............................................      40,315      1,404,978
                       Walt Disney Co. ............................................      87,190      2,588,671
                       Entertainment Products -- 0.6%
                       International Game Technology...............................      37,710      1,457,869
                       Leisure & Tourism -- 1.0%
                       Carnival Corp. .............................................      50,840      1,980,726
                       Ladbrokes PLC...............................................      74,114        534,744
                                                                                                  -------------
                                                                                                     9,501,570
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 15.1%
                       Computers & Business Equipment -- 4.3%
                       Apple Computer, Inc.+.......................................      38,610      2,623,936
                       Dell, Inc.+.................................................      73,850      1,601,068
                       EMC Corp.+..................................................     460,120      4,670,218
                       SanDisk Corp.+..............................................      36,790      1,716,621

---------------------
    132

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software -- 3.6%
                       Adobe Systems, Inc.+........................................      82,440   $  2,350,364
                       Electronic Arts, Inc.+......................................      56,040      2,640,045
                       Oracle Corp.+...............................................     261,130      3,909,116
                       Electronics -- 3.1%
                       Intel Corp. ................................................     164,610      2,962,980
                       Samsung Electronics Co., Ltd.+*.............................      11,010      3,503,932
                       Samsung Electronics Co., Ltd. GDR+*.........................         150         47,738
                       Xilinx, Inc. ...............................................      58,120      1,179,255
                       Internet Content -- 0.7%
                       Yahoo!, Inc.+...............................................      58,760      1,594,747
                       Telecommunications -- 3.4%
                       Amdocs, Ltd.+...............................................      66,900      2,427,132
                       Cisco Systems, Inc.+........................................     231,110      4,125,313
                       Embarq Corp. ...............................................       7,442        336,751
                       TELUS Corp. ................................................      35,080      1,515,783
                                                                                                  -------------
                                                                                                    37,204,999
                                                                                                  -------------
                       MATERIALS -- 3.2%
                       Chemicals -- 3.2%
                       Monsanto Co. ...............................................      60,800      2,613,792
                       Praxair, Inc. ..............................................      57,430      3,149,461
                       Rohm and Haas Co. ..........................................      44,760      2,064,331
                                                                                                  -------------
                                                                                                     7,827,584
                                                                                                  -------------
                       UTILITIES -- 2.4%
                       Electric Utilities -- 1.2%
                       Exelon Corp. ...............................................      53,360      3,089,544
                       Telephone -- 1.2%
                       Sprint Nextel Corp. ........................................     148,685      2,943,963
                                                                                                  -------------
                                                                                                     6,033,507
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $219,136,749)...                245,606,421
                                                                                                  -------------
                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 0.7%                        AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 0.7%
                       Cargill, Inc. 5.26% due 08/01/06 (cost $1,636,000)..........  $1,636,000      1,636,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $220,772,749)@                          100.1%                       247,242,421
                       Liabilities in excess of other assets --         (0.1)                          (272,441)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $246,969,980
                                                                       ======                      =============

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.
              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the aggregate value of these securities was $3,551,670 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services.............................  13.4%
      Retail.........................................  11.5
      Medical Products...............................   7.0
      Computers & Business Equipment.................   6.8
      Health Services................................   5.6
      Internet Content...............................   5.5
      Computer Software..............................   5.4
      Drugs..........................................   4.9
      Leisure & Tourism..............................   4.7
      Energy Sources.................................   4.6
      Telecommunications.............................   3.7
      Electronics....................................   3.2
      Manufacturing..................................   2.8
      Banks..........................................   2.6
      Machinery......................................   2.6
      Insurance......................................   2.3
      Communication Equipment........................   1.8
      Housing........................................   1.5
      Broadcasting & Media...........................   1.4
      Business Services..............................   1.1
      Restaurants....................................   1.0
      Automotive.....................................   0.9
      Energy Services................................   0.9
      Telephone......................................   0.8
      Transportation.................................   0.8
      Chemicals......................................   0.7
      Aerospace & Military Technology................   0.6
      Apparel & Textiles.............................   0.6
      Electric Utilities.............................   0.6
      Real Estate Companies..........................   0.5
                                                       ----
                                                       99.8%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    134

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 99.8%                                          SHARES      (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 14.5%
                       Apparel & Textiles -- 0.6%
                       Abercrombie & Fitch Co., Class A............................    19,800   $  1,048,608
                       Automotive -- 0.9%
                       Harley-Davidson, Inc. ......................................    28,600      1,630,200
                       Housing -- 1.5%
                       Lennar Corp., Class A.......................................    19,200        858,816
                       NVR, Inc.+..................................................     3,400      1,683,000
                       Retail -- 11.5%
                       Bed Bath & Beyond, Inc.+....................................    42,700      1,429,596
                       Best Buy Co., Inc. .........................................    29,300      1,328,462
                       CVS Corp. ..................................................    55,200      1,806,144
                       Home Depot, Inc. ...........................................   118,200      4,102,722
                       Kohl's Corp.+...............................................    33,100      1,874,453
                       Lowe's Cos., Inc. ..........................................   134,200      3,804,570
                       Ross Stores, Inc. ..........................................    41,500      1,032,935
                       Staples, Inc. ..............................................   134,100      2,899,242
                       Whole Foods Market, Inc. ...................................    30,200      1,736,802
                                                                                                -------------
                                                                                                  25,235,550
                                                                                                -------------
                       ENERGY -- 5.5%
                       Energy Services -- 0.9%
                       Marathon Oil Corp. .........................................    16,800      1,522,752
                       Energy Sources -- 4.6%
                       Apache Corp. ...............................................    24,700      1,740,609
                       Canadian Natural Resources Ltd. ............................    14,900        793,276
                       Devon Energy Corp. .........................................    13,500        872,640
                       EOG Resources, Inc. ........................................    26,500      1,964,975
                       Valero Energy Corp. ........................................    21,000      1,416,030
                       XTO Energy, Inc. ...........................................    25,000      1,174,750
                                                                                                -------------
                                                                                                   9,485,032
                                                                                                -------------
                       FINANCE -- 18.3%
                       Banks -- 2.6%
                       Commerce Bancorp, Inc. .....................................    88,900      3,019,933
                       Wells Fargo & Co. ..........................................    19,800      1,432,332
                       Financial Services -- 13.4%
                       American Express Co. .......................................    62,500      3,253,750
                       Capital One Financial Corp. ................................    47,900      3,705,065
                       Chicago Merchantile Exchange Holdings, Inc. ................     3,800      1,752,560
                       Countrywide Financial Corp. ................................    94,700      3,393,101
                       Goldman Sachs Group, Inc. ..................................    27,200      4,154,800
                       Moody's Corp. ..............................................    24,700      1,355,536
                       Morgan Stanley..............................................    17,692      1,176,518
                       T. Rowe Price Group, Inc. ..................................    38,100      1,573,911
                       The Bear Stearns Cos., Inc. ................................    20,300      2,879,961

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.3%
                       ACE, Ltd. ..................................................     6,600   $    340,098
                       Berkshire Hathaway, Inc., Class B+..........................       840      2,559,480
                       Everest Reinsurance Group, Ltd. ............................     8,900        842,029
                       Prudential Financial, Inc. .................................     4,300        338,152
                                                                                                -------------
                                                                                                  31,777,226
                                                                                                -------------
                       HEALTHCARE -- 17.5%
                       Drugs -- 4.9%
                       Amgen, Inc.+................................................    49,600      3,459,104
                       Barr Pharmaceuticals, Inc.+.................................    17,100        850,896
                       Cardinal Health, Inc. ......................................    26,200      1,755,400
                       Express Scripts, Inc.+......................................    17,200      1,324,916
                       Teva Pharmaceutical Industries, Ltd. ADR....................    34,000      1,124,720
                       Health Services -- 5.6%
                       Community Health Systems, Inc.+.............................    14,900        540,274
                       Coventry Health Care, Inc.+.................................    17,100        901,170
                       HCA, Inc. ..................................................       692         34,019
                       Lincare Holdings, Inc.+.....................................    18,900        657,909
                       UnitedHealth Group, Inc. ...................................    96,100      4,596,463
                       WellPoint, Inc.+............................................    39,100      2,912,950
                       Medical Products -- 7.0%
                       Becton Dickinson & Co. .....................................    22,200      1,463,424
                       Biogen Idec, Inc.+..........................................    35,100      1,478,412
                       Boston Scientific Corp.+....................................    96,400      1,639,764
                       Genentech, Inc.+............................................    24,900      2,012,418
                       Genzyme Corp.+..............................................    17,400      1,188,072
                       Medtronic, Inc. ............................................    44,100      2,227,932
                       Nobel Biocare Holding AG....................................     4,140        980,708
                       St. Jude Medical, Inc.+.....................................    31,069      1,146,446
                                                                                                -------------
                                                                                                  30,294,997
                                                                                                -------------
                       INDUSTRIAL & COMMERCIAL -- 7.9%
                       Aerospace & Military Technology -- 0.6%
                       L-3 Communications Holdings, Inc. ..........................    14,000      1,031,100
                       Business Services -- 1.1%
                       Accenture, Ltd., Class A....................................    36,300      1,062,138
                       Paychex, Inc. ..............................................    26,800        916,024
                       Machinery -- 2.6%
                       Caterpillar, Inc. ..........................................    53,600      3,798,632
                       Deere & Co. ................................................    10,900        791,013
                       Manufacturing -- 2.8%
                       Danaher Corp. ..............................................    28,200      1,838,640
                       Illinois Tool Works, Inc. ..................................    40,600      1,856,638
                       Parker-Hannifin Corp. ......................................    15,500      1,119,720
                       Transportation -- 0.8%
                       United Parcel Service, Inc., Class B........................    19,382      1,335,613
                                                                                                -------------
                                                                                                  13,749,518
                                                                                                -------------
                       INFORMATION & ENTERTAINMENT -- 7.1%
                       Broadcasting & Media -- 1.4%
                       The McGraw-Hill Cos., Inc. .................................    33,600      1,891,680
                       XM Satellite Radio Holdings, Inc., Class A+.................    46,100        534,760

---------------------
    136

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 4.7%
                       JetBlue Airways Corp.+......................................   126,300   $  1,350,147
                       Las Vegas Sands Corp.+......................................    40,300      2,499,809
                       Royal Caribbean Cruises, Ltd. ..............................    25,300        857,670
                       Southwest Airlines Co. .....................................    97,800      1,759,422
                       Starbucks Corp.+............................................    49,900      1,709,574
                       Restaurants -- 1.0%
                       Yum! Brands, Inc. ..........................................    36,200      1,629,000
                                                                                                -------------
                                                                                                  12,232,062
                                                                                                -------------
                       INFORMATION TECHNOLOGY -- 26.4%
                       Communication Equipment -- 1.8%
                       QUALCOMM, Inc. .............................................    88,500      3,120,510
                       Computers & Business Equipment -- 6.8%
                       Apple Computer, Inc.+.......................................    64,000      4,349,440
                       Dell, Inc.+.................................................   219,400      4,756,592
                       EMC Corp.+..................................................   254,000      2,578,100
                       Computer Software -- 5.4%
                       Adobe Systems, Inc.+........................................    71,600      2,041,316
                       Autodesk, Inc. .............................................    52,100      1,777,131
                       Fair Issac Corp. ...........................................    16,817        568,078
                       McAfee, Inc.+...............................................    38,200        823,210
                       Oracle Corp.+...............................................   225,800      3,380,226
                       Red Hat, Inc.+..............................................    32,900        779,072
                       Electronics -- 3.2%
                       Analog Devices, Inc. .......................................    41,100      1,328,763
                       Applied Materials, Inc. ....................................   112,900      1,777,046
                       Freescale Semiconductor, Inc., Class B+.....................    22,400        638,848
                       Lam Research Corp.+.........................................    18,940        787,715
                       Microchip Technology, Inc. .................................    32,900      1,061,354
                       Internet Content -- 5.5%
                       eBay, Inc.+.................................................   130,400      3,138,728
                       Google, Inc., Class A+......................................     7,500      2,899,500
                       VeriSign, Inc.+.............................................    51,700        926,981
                       Yahoo!, Inc.+...............................................    95,800      2,600,012
                       Telecommunications -- 3.7%
                       Cisco Systems, Inc.+........................................   257,000      4,587,450
                       Corning, Inc.+..............................................    99,000      1,887,930
                                                                                                -------------
                                                                                                  45,808,002
                                                                                                -------------
                       MATERIALS -- 0.7%
                       Chemicals -- 0.7%
                       The Sherwin-Williams Co. ...................................    25,300      1,280,180
                                                                                                -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Companies -- 0.5%
                       CB Richard Ellis Group, Inc., Class A+......................    36,692        863,363
                                                                                                -------------
                       UTILITIES -- 1.4%
                       Electric Utilities -- 0.6%
                       The AES Corp.+..............................................    49,500        983,070

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 0.8%
                       Sprint Nextel Corp. ........................................    73,500   $  1,455,300
                                                                                                -------------
                                                                                                   2,438,370
                                                                                                -------------

                       TOTAL INVESTMENTS --
                         (cost $173,379,597)@                              99.8%                    173,164,300
                       Other assets less liabilities --                     0.2                         301,404
                                                                          ------                   -------------
                       NET ASSETS --                                      100.0%                   $173,465,704
                                                                          ======                   =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investment on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    138

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Medical Products...............................   7.6%
      Retail.........................................   7.4
      Machinery......................................   7.2
      Health Services................................   6.5
      Financial Services.............................   5.0
      Computers & Business Equipment.................   4.9
      Drugs..........................................   4.9
      Electronics....................................   4.8
      Aerospace & Military Technology................   4.2
      Multi-Industry.................................   4.2
      Repurchase Agreement...........................   4.0
      Internet Content...............................   3.9
      Energy Services................................   3.5
      Broadcasting & Media...........................   3.4
      Computer Software..............................   3.4
      Food, Beverage & Tobacco.......................   3.3
      Communication Equipment........................   3.2
      Household Products.............................   3.0
      Telecommunications.............................   3.0
      Apparel & Textiles.............................   2.8
      Energy Sources.................................   2.2
      Electrical Equipment...........................   1.8
      Electric Utilities.............................   1.6
      Insurance......................................   1.2
      Chemicals......................................   1.0
      Transportation.................................   0.7
                                                       ----
                                                       98.7%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 94.7%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.2%
                       Apparel & Textiles -- 2.8%
                       Abercrombie & Fitch Co., Class A............................       9,300   $   492,528
                       Nike, Inc., Class B.........................................       8,700       687,300
                       Retail -- 7.4%
                       CVS Corp. ..................................................      33,700     1,102,664
                       Home Depot, Inc. ...........................................      12,200       423,462
                       Kohl's Corp.+...............................................       8,200       464,366
                       Target Corp. ...............................................       9,500       436,240
                       Wal-Mart Stores, Inc. ......................................      17,400       774,300
                                                                                                  ------------
                                                                                                    4,380,860
                                                                                                  ------------
                       CONSUMER STAPLES -- 6.3%
                       Food, Beverage & Tobacco -- 3.3%
                       Altria Group, Inc. .........................................       2,800       223,916
                       PepsiCo, Inc. ..............................................      19,000     1,204,220
                       Household Products -- 3.0%
                       Procter & Gamble Co. .......................................      22,900     1,286,980
                                                                                                  ------------
                                                                                                    2,715,116
                                                                                                  ------------
                       ENERGY -- 5.7%
                       Energy Services -- 3.5%
                       Exxon Mobil Corp. ..........................................      10,400       704,496
                       Schlumberger, Ltd. .........................................       4,900       327,565
                       Smith International, Inc. ..................................      10,935       487,373
                       Energy Sources -- 2.2%
                       Valero Energy Corp. ........................................       6,700       451,781
                       XTO Energy, Inc. ...........................................      10,800       507,492
                                                                                                  ------------
                                                                                                    2,478,707
                                                                                                  ------------
                       FINANCE -- 6.2%
                       Financial Services -- 5.0%
                       American Express Co. .......................................       8,300       432,098
                       Capital One Financial Corp. ................................       5,100       394,485
                       Citigroup, Inc. ............................................       9,100       439,621
                       Merrill Lynch & Co., Inc. ..................................       6,100       444,202
                       The Goldman Sachs Group, Inc. ..............................       2,900       442,975
                       Insurance -- 1.2%
                       Marsh & McLennan Cos., Inc. ................................      18,800       508,164
                                                                                                  ------------
                                                                                                    2,661,545
                                                                                                  ------------
                       HEALTHCARE -- 19.0%
                       Drugs -- 4.9%
                       Abbott Laboratories.........................................      12,200       582,794
                       Amgen, Inc.+................................................       8,400       585,816
                       Novartis AG ADR.............................................       9,400       528,468
                       Omnicare, Inc. .............................................       9,400       425,444

---------------------
    140

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 6.5%
                       Aetna, Inc. ................................................      11,900   $   374,731
                       Coventry Health Care, Inc.+.................................       7,300       384,710
                       Invitrogen Corp.+...........................................       6,500       401,635
                       Medco Health Solutions, Inc.+...............................      11,600       688,228
                       UnitedHealth Group, Inc. ...................................       9,700       463,951
                       WellPoint, Inc.+............................................       6,700       499,150
                       Medical Products -- 7.6%
                       Boston Scientific Corp.+....................................      13,400       227,934
                       Genzyme Corp.+..............................................       7,900       539,412
                       Johnson & Johnson...........................................      18,900     1,182,195
                       Medtronic, Inc. ............................................      14,000       707,280
                       The Cooper Cos., Inc. ......................................      14,000       618,800
                                                                                                  ------------
                                                                                                    8,210,548
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 18.1%
                       Aerospace & Military Technology -- 4.2%
                       L-3 Communications Holdings, Inc. ..........................       5,700       419,805
                       The Boeing Co. .............................................      10,800       836,136
                       United Technologies Corp. ..................................       9,000       559,710
                       Electrical Equipment -- 1.8%
                       Ametek, Inc. ...............................................      18,700       793,254
                       Machinery -- 7.2%
                       Danaher Corp. ..............................................       9,600       625,920
                       Dover Corp. ................................................      11,600       546,824
                       IDEX Corp. .................................................      18,156       788,878
                       ITT Corp. ..................................................      13,800       697,590
                       Precision Castparts Corp. ..................................       7,300       435,445
                       Multi-Industry -- 4.2%
                       General Electric Co. .......................................      54,800     1,791,412
                       Transportation -- 0.7%
                       United Parcel Service, Inc., Class B........................       4,600       316,986
                                                                                                  ------------
                                                                                                    7,811,960
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 3.4%
                       Broadcasting & Media -- 3.4%
                       Comcast Corp., Class A+.....................................      17,300       594,774
                       News Corp., Class A.........................................      29,400       565,656
                       Omnicom Group, Inc. ........................................       3,600       318,636
                                                                                                  ------------
                                                                                                    1,479,066
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 23.2%
                       Communication Equipment -- 3.2%
                       American Tower Corp., Class A+..............................       6,700       226,460
                       Motorola, Inc. .............................................      35,400       805,704
                       QUALCOMM, Inc. .............................................       9,800       345,548
                       Computers & Business Equipment -- 4.9%
                       Apple Computer, Inc.+.......................................      11,500       781,540
                       EMC Corp.+..................................................      24,800       251,720
                       Hewlett-Packard Co. ........................................      12,800       408,448
                       International Business Machines Corp. ......................       8,900       688,949

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software -- 3.4%
                       Autodesk, Inc.+.............................................       7,500   $   255,825
                       Microsoft Corp. ............................................      46,200     1,110,186
                       Red Hat, Inc.+..............................................       5,500       130,240
                       Electronics -- 4.8%
                       Agilent Technologies, Inc.+.................................       8,700       247,428
                       Applied Materials, Inc. ....................................      12,100       190,454
                       Emerson Electric Co. .......................................       5,700       449,844
                       Intel Corp. ................................................      24,600       442,800
                       Texas Instruments, Inc. ....................................      24,600       732,588
                       Internet Content -- 3.9%
                       Google, Inc., Class A+......................................       2,100       811,860
                       Yahoo!, Inc.+...............................................      31,800       863,052
                       Telecommunications -- 3.0%
                       Cisco Systems, Inc.+........................................      51,900       926,415
                       Corning, Inc.+..............................................      19,000       362,330
                                                                                                  ------------
                                                                                                   10,031,391
                                                                                                  ------------
                       MATERIALS -- 1.0%
                       Chemicals -- 1.0%
                       Sigma-Aldrich Corp. ........................................       6,000       417,000
                                                                                                  ------------
                       UTILITIES -- 1.6%
                       Electric Utilities -- 1.6%
                       Exelon Corp. ...............................................       3,900       225,810
                       TXU Corp. ..................................................       7,000       449,610
                                                                                                  ------------
                                                                                                      675,420
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,558,091)....                40,861,613
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.0%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $1,723,000).........................................  $1,723,000     1,723,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $43,281,091)@                       98.7%                                            42,584,613
                       Other assets less liabilities --             1.3                                                550,228
                                                                  ------                                           ------------
                       NET ASSETS --                              100.0%                                           $43,134,841
                                                                  ======                                           ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    142

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers L.P. (dba Davis Advisors)
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Real Estate Investment Trusts.................      88.6%
      Multi-Industry................................       5.6
      Real Estate Companies.........................       3.3
      Transportation................................       2.5
                                                       -------
                                                         100.0%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers L.P. (dba Davis Advisors)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 94.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 2.5%
                       Transportation -- 2.5%
                       Alexander & Baldwin, Inc. ..................................      135,700   $  5,441,570
                       Florida East Coast Industries, Inc. ........................       31,400      1,470,776
                                                                                                   -------------
                                                                                                      6,912,346
                                                                                                   -------------
                       REAL ESTATE -- 91.5%
                       Real Estate Companies -- 3.3%
                       Derwent Valley Holdings PLC.................................      122,044      3,845,992
                       Hammerson PLC...............................................      159,800      3,725,359
                       Slough Estates PLC..........................................      132,929      1,648,787
                       Real Estate Investment Trusts -- 88.2%
                       Alexandria Real Estate Equities, Inc. ......................      150,300     14,191,326
                       AMB Property Corp. .........................................      117,300      6,150,039
                       American Campus Communities, Inc. ..........................      224,600      5,691,364
                       Boston Properties, Inc. ....................................      112,300     11,027,860
                       Brixton PLC+................................................      598,921      5,607,906
                       Capital & Regional PLC......................................      137,800      2,673,207
                       Columbia Equity Trust, Inc. ................................      160,800      2,439,336
                       Corporate Office Properties Trust...........................      267,500     12,037,500
                       Cousins Properties, Inc. ...................................      293,200      9,314,964
                       Developers Diversified Realty Corp. ........................      205,686     10,856,107
                       Duke Realty Corp. ..........................................      269,200     10,030,392
                       First Potomac Realty Trust..................................       85,600      2,421,624
                       Forest City Enterprises, Inc., Class A......................      301,500     15,044,850
                       General Growth Properties, Inc. ............................      299,152     13,653,297
                       Gramercy Capital Corp. .....................................      146,000      3,731,760
                       Kimco Realty Corp. .........................................      268,700     10,543,788
                       Liberty International PLC+..................................      200,900      4,289,463
                       Pan Pacific Retail Properties, Inc. ........................       84,600      5,845,860
                       Pennsylvania Real Estate Investment Trust...................       52,100      2,051,698
                       ProLogis....................................................      253,900     14,053,365
                       Regency Centers Corp. ......................................      142,300      9,124,276
                       Simon Property Group, Inc. .................................       83,400      7,133,202
                       SL Green Realty Corp. ......................................      175,210     20,026,503
                       Spirit Finance Corp. .......................................      386,900      4,294,590
                       St. Joe Corp. ..............................................       95,200      4,274,480
                       The Macerich Co. ...........................................       91,300      6,642,075
                       U Store It Trust............................................      145,100      2,765,606
                       United Dominion Realty Trust, Inc. .........................      334,000      9,301,900
                       Ventas, Inc. ...............................................      246,200      8,796,726
                       Vornado Realty Trust........................................       94,894      9,921,168
                                                                                                   -------------
                                                                                                    253,156,370
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $175,455,409)......................                 260,068,716
                                                                                                   -------------

---------------------
    144

                                                                                                       VALUE
                       PREFERRED STOCK -- 0.4%                                         SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Equity Residential, Series C 9.13%..........................        4,300   $    108,618
                       Equity Residential, Series D 8.60%..........................       10,000        256,000
                       Equity Residential, Series E 7.00% (Convertible)............       13,600        680,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $775,909).......................                   1,044,618
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $175,231,318)...                 261,113,334
                                                                                                   -------------

                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 5.6%                        AMOUNT
                       -----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 5.6%
                       Fountain Square Commercial Funding 5.30% due 08/01/06.......  $ 5,398,000      5,398,000
                       Total Fina Elf Capital 5.30% due 08/01/06...................   10,000,000     10,000,000
                                                                                                   -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $15,398,000)...                  15,398,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $190,629,318)@                          100.0%                     276,511,334
                       Liabilities in excess of other assets --          0.0                          (21,656)
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $276,489,678
                                                                       ======                    =============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Commercial Paper..............................   20.5%
      Retail........................................    9.2
      Transportation................................    6.9
      Insurance.....................................    6.6
      Metals & Minerals.............................    6.5
      Machinery.....................................    6.2
      Apparel & Textiles............................    4.8
      Housing.......................................    4.7
      Chemicals.....................................    4.4
      Energy Services...............................    3.7
      Business Services.............................    2.9
      Gas & Pipelines Utilities.....................    2.6
      Automotive....................................    2.4
      Electronics...................................    2.2
      Forest Products...............................    2.1
      Leisure & Tourism.............................    2.1
      Multi-Industry................................    2.0
      Medical Products..............................    1.7
      Banks.........................................    1.4
      Computer Services.............................    1.2
      Electrical Equipment..........................    1.2
      Energy Sources................................    1.1
      Drugs.........................................    1.0
      Household Products............................    1.0
      Internet Content..............................    1.0
      Electric Utilities............................    0.9
      Food, Beverage, & Tobacco.....................    0.9
      Manufacturing.................................    0.7
      Real Estate Investment Trusts.................    0.7
      Computers & Business Equipment................    0.4
                                                      -----
                                                      103.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    146

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 82.5%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 21.1%
                       Apparel & Textiles -- 4.8%
                       American Eagle Outfitters, Inc. ............................         700   $    23,002
                       Brown Shoe Co., Inc. .......................................       6,000       194,280
                       Gymboree Corp.+.............................................       5,200       174,304
                       Men's Wearhouse, Inc.+......................................       2,150        66,887
                       Russell Corp. ..............................................       3,900        70,239
                       Timberland Co., Class A+....................................       4,050       104,287
                       Warnaco Group, Inc. ........................................       7,000       124,670
                       Automotive -- 2.4%
                       Monaco Coach Corp. .........................................      10,000       106,500
                       Superior Industries International, Inc. ....................       4,276        77,866
                       Wabash National Corp. ......................................      13,300       189,392
                       Housing -- 4.7%
                       American Woodmark Corp. ....................................       4,000       135,920
                       Ethan Allen Interiors, Inc. ................................       5,000       186,600
                       La-Z-Boy, Inc. .............................................      14,000       178,500
                       Schottenstein Homes, Inc. ..................................       7,300       235,206
                       Retail -- 9.2%
                       Bassett Furniture Industries, Inc. .........................       2,510        45,255
                       Casey's General Stores, Inc. ...............................       9,000       203,670
                       Christopher & Banks Corp. ..................................       6,200       174,778
                       Dillard's, Inc., Class A....................................       2,800        84,084
                       Hooker Furniture Corp. .....................................       5,748        88,807
                       Hot Topic, Inc.+............................................       7,000       102,970
                       Mine Safety Appliances Co. .................................       5,900       234,466
                       Pier 1 Imports, Inc. .......................................       7,500        51,000
                       Regis Corp. ................................................       7,500       252,600
                       Tuesday Morning Corp. ......................................      12,100       174,966
                       Zale Corp.+.................................................       1,300        33,293
                                                                                                  ------------
                                                                                                    3,313,542
                                                                                                  ------------
                       CONSUMER STAPLES -- 1.9%
                       Food, Beverage & Tobacco -- 0.9%
                       Bunge, Ltd. ................................................       2,700       147,366
                       Household Products -- 1.0%
                       AptarGroup, Inc. ...........................................       1,800        92,700
                       Russ Berrie & Co., Inc. ....................................       6,000        66,060
                                                                                                  ------------
                                                                                                      306,126
                                                                                                  ------------
                       ENERGY -- 4.8%
                       Energy Services -- 3.7%
                       Atwood Oceanics, Inc.+......................................       1,400        65,702
                       CONSOL Energy, Inc. ........................................       3,200       131,712
                       Helix Energy Solutions Group, Inc. .........................       2,000        77,980
                       Oil States International, Inc.+.............................       3,500       112,560
                       Rowan Cos., Inc. ...........................................       3,200       108,384
                       Sierra Pacific Resources+...................................       6,500        93,925

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 1.1%
                       Lone Star Technologies, Inc.+...............................       3,600   $   169,560
                                                                                                  ------------
                                                                                                      759,823
                                                                                                  ------------
                       FINANCE -- 8.0%
                       Banks -- 1.4%
                       Chemical Financial Corp. ...................................       3,000        91,830
                       First Indiana Corp. ........................................       1,250        31,338
                       Peoples Bancorp, Inc. ......................................       3,100        92,969
                       Insurance -- 6.6%
                       American National Insurance Co. ............................       1,200       137,556
                       Arthur J. Gallagher & Co. ..................................       4,500       122,265
                       Aspen Insurance Holdings, Ltd. .............................       9,500       224,200
                       Montpelier Re Holdings, Ltd. ...............................      12,900       233,232
                       PMI Group, Inc. ............................................       1,500        63,690
                       Protective Life Corp. ......................................       1,800        83,358
                       RLI Corp. ..................................................       2,500       118,200
                       StanCorp Financial Group, Inc. .............................       1,500        64,635
                                                                                                  ------------
                                                                                                    1,263,273
                                                                                                  ------------
                       HEALTHCARE -- 2.7%
                       Drugs -- 1.0%
                       NBTY, Inc.+.................................................       3,300        97,449
                       Pharmaceutical Product Development, Inc. ...................       1,500        57,720
                       Medical Products -- 1.7%
                       Steris Corp. ...............................................       4,900       113,533
                       West Pharmaceutical Services, Inc. .........................       4,000       155,200
                                                                                                  ------------
                                                                                                      423,902
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 19.9%
                       Business Services -- 2.9%
                       ABM Industries, Inc. .......................................       7,420       122,430
                       Emcor Group, Inc.+..........................................       2,200       113,344
                       Genlyte Group, Inc.+........................................       1,600       111,280
                       M.D.C. Holdings, Inc. ......................................       1,500        65,445
                       Nordson Corp. ..............................................         800        36,400
                       Electrical Equipment -- 1.2%
                       Mettler Toledo International, Inc.+.........................       2,600       159,978
                       Powell Industries, Inc.+....................................       1,200        28,116
                       Machinery -- 6.2%
                       A.O. Smith Corp. ...........................................       1,500        64,290
                       Baldor Electric Co. ........................................         100         2,960
                       Briggs & Stratton Corp. ....................................       4,200       107,520
                       CNH Global NV...............................................       4,500        94,275
                       Graco, Inc. ................................................       4,500       176,805
                       JLG Industries, Inc. .......................................       1,400        25,340
                       Kennametal, Inc. ...........................................       3,100       165,075
                       Mueller Industries, Inc. ...................................       6,000       220,440
                       Teleflex, Inc. .............................................       2,200       125,598
                       Manufacturing -- 0.7%
                       Carlisle Cos., Inc. ........................................       1,300       103,857
                       Multi-Industry -- 2.0%
                       Bob Evans Farms, Inc. ......................................         500        13,770
                       Roper Industries, Inc. .....................................       3,000       135,600
                       Winnebago Industries, Inc. .................................       6,000       173,460

---------------------
    148

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 6.9%
                       Bristow Group, Inc. ........................................       1,600   $    54,224
                       Genesee & Wyoming, Inc.+....................................       6,000       157,860
                       Kansas City Southern Industries, Inc.+......................       1,500        36,930
                       OMI Corp. ..................................................       3,400        75,004
                       Overseas Shipholding Group..................................       2,500       160,975
                       Teekay Shipping Corp. ......................................       3,600       154,656
                       Thor Industries, Inc. ......................................       6,000       257,040
                       West Marine, Inc.+..........................................      14,700       185,955
                                                                                                  ------------
                                                                                                    3,128,627
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 2.1%
                       Leisure & Tourism -- 2.1%
                       Aztar Corp.+................................................         600        31,044
                       Dollar Thrifty Automotive Group, Inc.+......................       2,000        89,520
                       Intrawest Corp. ............................................       2,800        78,092
                       SkyWest, Inc. ..............................................       5,300       128,525
                                                                                                  ------------
                                                                                                      327,181
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 4.8%
                       Computers & Business Equipment -- 0.4%
                       Diebold, Inc. ..............................................       1,500        60,600
                       Computer Services -- 1.2%
                       The Reynolds & Reynolds Co., Class A........................       5,500       194,645
                       Electronics -- 2.2%
                       Brady Corp. ................................................       6,000       202,560
                       Cohu, Inc. .................................................       9,200       139,656
                       Internet Content -- 1.0%
                       Avocent Corp.+..............................................       6,100       156,038
                                                                                                  ------------
                                                                                                      753,499
                                                                                                  ------------
                       MATERIALS -- 13.0%
                       Chemicals -- 4.4%
                       Airgas, Inc. ...............................................       3,500       126,875
                       Apogee Enterprises, Inc. ...................................      10,000       143,700
                       Cabot Corp. ................................................       4,100       136,407
                       RPM International, Inc. ....................................       9,000       168,660
                       Westlake Chemical Corp. ....................................       4,000       109,600
                       Forest Products -- 2.1%
                       Bowater, Inc. ..............................................       3,800        77,064
                       Glatfelter..................................................       7,000       109,200
                       Mercer International, Inc.+.................................       5,400        49,032
                       Universal Forest Products, Inc. ............................       1,863        94,622
                       Metals & Minerals -- 6.5%
                       Arch Coal, Inc. ............................................       2,600        98,644
                       CIRCOR International, Inc. .................................       2,900        80,765
                       Gibraltar Industries, Inc. .................................       5,500       151,965
                       Global Industries, Inc.+....................................       3,700        61,716
                       Reliance Steel & Aluminum Co. ..............................       6,000       215,100
                       Steel Dynamics, Inc. .......................................       5,600       324,912
                       Timken Co. .................................................         800        25,760
                       United States Steel Corp. ..................................       1,000        63,070
                                                                                                  ------------
                                                                                                    2,037,092
                                                                                                  ------------
                       REAL ESTATE -- 0.7%
                       Real Estate Investment Trusts -- 0.7%
                       Arbor Reality Trust, Inc. ..................................       4,300       110,811
                                                                                                  ------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES -- 3.5%
                       Electric Utilities -- 0.9%
                       Peabody Energy Corp. .......................................       2,700   $   134,730
                       Gas & Pipeline Utilities -- 2.6%
                       Atmos Energy Corp. .........................................       1,800        51,786
                       Energen Corp. ..............................................       3,999       170,437
                       Tidewater, Inc. ............................................       1,500        71,565
                       Watts Industries, Inc., Class A.............................       4,100       119,433
                                                                                                  ------------
                                                                                                      547,951
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $10,444,557)....                12,971,827
                                                                                                  ------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 20.5%                       AMOUNT
                       ---------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 20.4%
                       International Bank for Reconstruction & Development 5.00%
                         due 08/01/06 (cost $3,212,000)............................  $3,212,000     3,212,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $13,656,557)@                             103.0%                      16,183,827
                       Liabilities in excess of other assets --           (3.0)                        (466,468)
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $15,717,359
                                                                         ======                     ============

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    150

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Business Services.............................    8.6%
      Medical Products..............................    6.2
      Leisure & Tourism.............................    5.5
      Machinery.....................................    5.4
      Drugs.........................................    5.3
      Electronics...................................    5.2
      Energy Services...............................    5.0
      Computers & Business Equipment................    4.5
      Retail........................................    4.5
      Computer Software.............................    4.4
      Automotive....................................    3.4
      Communication Equipment.......................    3.4
      Financial Services............................    3.2
      Insurance.....................................    2.9
      Food, Beverage & Tobacco......................    2.7
      Telecommunications............................    2.7
      Household Products............................    2.6
      Entertainment Products........................    2.5
      Apparel & Textiles............................    2.4
      Banks.........................................    2.3
      Internet Software.............................    2.3
      Chemicals.....................................    2.2
      Housing.......................................    2.2
      Energy Sources................................    2.1
      Metals & Minerals.............................    1.6
      Electric Utilities............................    1.5
      Health Services...............................    1.1
      Multi-Industry................................    0.9
      Computer Services.............................    0.8
      Commercial Paper..............................    0.7
      Education.....................................    0.7
      Real Estate Investment Trusts.................    0.5
      Building Materials............................    0.4
      Electrical Equipment..........................    0.4
                                                      -----
                                                      100.1%
                                                      =====

    -------------------
    *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 99.4%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.5%
                       Apparel & Textiles -- 2.4%
                       Aeropostale, Inc.+..........................................      98,140   $  2,719,459
                       Chico's FAS, Inc.+..........................................      74,350      1,684,028
                       Phillips Van Heusen Corp. ..................................      33,840      1,202,335
                       Automotive -- 3.4%
                       Cummins, Inc. ..............................................      38,130      4,461,210
                       Group 1 Automotive, Inc. ...................................      58,070      3,560,852
                       Housing -- 2.2%
                       KB Home Corp. ..............................................      32,590      1,385,727
                       Pulte Homes, Inc. ..........................................     129,750      3,697,875
                       Retail -- 4.5%
                       Limited, Inc. ..............................................     180,930      4,552,199
                       Payless ShoeSource, Inc.+...................................     103,450      2,677,286
                       PetSmart, Inc. .............................................      45,880      1,080,933
                       Sotheby's Holdings, Inc.+...................................      31,900        881,397
                       Williams-Sonoma, Inc. ......................................      45,320      1,441,176
                                                                                                  -------------
                                                                                                    29,344,477
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.3%
                       Food, Beverage & Tobacco -- 2.7%
                       Kroger Co. .................................................     160,020      3,669,259
                       Pepsi Bottling Group, Inc. .................................      72,910      2,424,257
                       Smithfield Foods, Inc.+.....................................       8,600        244,670
                       Household Products -- 2.6%
                       Alberto-Culver Co. .........................................      38,610      1,881,851
                       Estee Lauder Cos., Inc., Class A............................     109,600      4,090,272
                                                                                                  -------------
                                                                                                    12,310,309
                                                                                                  -------------
                       EDUCATION -- 0.7%
                       Education -- 0.7%
                       Strayer Education, Inc. ....................................      15,800      1,711,930
                                                                                                  -------------
                       ENERGY -- 7.1%
                       Energy Services -- 5.0%
                       GlobalSantaFe Corp. ........................................      34,630      1,902,226
                       Hess Corp. .................................................      78,100      4,131,490
                       National-Oilwell, Inc.+.....................................      33,170      2,223,717
                       Smith International, Inc.+..................................      79,070      3,524,150
                       Energy Sources -- 2.1%
                       Grant Prideco, Inc.+........................................      39,960      1,818,580
                       Newfield Exploration Co. ...................................      66,420      3,080,559
                                                                                                  -------------
                                                                                                    16,680,722
                                                                                                  -------------

---------------------
    152

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 8.4%
                       Banks -- 2.3%
                       Investors Financial Services Corp. .........................      90,780   $  4,068,759
                       New York Community Bancorp, Inc. ...........................      78,260      1,277,986
                       Financial Services -- 3.2%
                       A.G. Edwards, Inc. .........................................      10,820        583,847
                       Ameriprise Financial, Inc. .................................       8,130        362,598
                       Chicago Merchantile Exchange Holdings, Inc. ................       6,220      2,868,664
                       IndyMac Mtg. Holdings, Inc. ................................      16,700        705,575
                       MGIC Investment Corp. ......................................      27,620      1,571,855
                       NVR, Inc.+..................................................       2,960      1,465,200
                       Insurance -- 2.9%
                       ACE, Ltd. ..................................................      47,700      2,457,981
                       First American Financial Corp. .............................      15,490        573,285
                       Genworth Financial, Inc., Class A...........................     111,110      3,811,073
                                                                                                  -------------
                                                                                                    19,746,823
                                                                                                  -------------
                       HEALTHCARE -- 12.6%
                       Drugs -- 5.3%
                       Allergan, Inc. .............................................      33,930      3,659,350
                       Celgene Corp.+..............................................      71,430      3,420,783
                       Endo Pharmaceuticals Holdings, Inc.+........................      59,040      1,834,373
                       Express Scripts, Inc., Class A+.............................      29,260      2,253,898
                       Imclone Systems, Inc.+......................................      41,920      1,362,400
                       Health Services -- 1.1%
                       Health Net, Inc.+...........................................      27,320      1,146,620
                       Magellan Health Services, Inc.+.............................      13,370        642,696
                       McKesson Corp. .............................................      15,290        770,463
                       Medical Products -- 6.2%
                       Advanced Med Optics, Inc.+..................................      83,300      4,102,525
                       Cytyc Corp.+................................................     122,460      3,012,516
                       DENTSPLY International, Inc. ...............................     139,850      4,377,305
                       Gen-Probe, Inc.+............................................      31,390      1,630,711
                       Immucor Corp.+..............................................      66,340      1,320,829
                                                                                                  -------------
                                                                                                    29,534,469
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 15.7%
                       Building Materials -- 0.4%
                       Ryland Group, Inc. .........................................      24,700      1,008,995
                       Business Services -- 8.6%
                       Brinks Co. .................................................      28,130      1,549,682
                       Corporate Executive Board Co. ..............................      40,250      3,783,500
                       IDEXX Laboratories, Inc.+...................................      17,230      1,524,855
                       ITT Educational Services, Inc.+.............................      60,830      4,101,158
                       Live Nation, Inc.+..........................................      23,010        482,290
                       Monster Worldwide, Inc.+....................................      74,650      2,986,000
                       Paychex, Inc. ..............................................      60,110      2,054,560
                       UTI Worldwide, Inc. ........................................      61,130      1,424,329
                       W.W. Grainger, Inc. ........................................      35,350      2,194,881
                       Electrical Equipment -- 0.4%
                       Ametek, Inc. ...............................................      24,010      1,018,504
                       Machinery -- 5.4%
                       Cameron International Corp.+................................      61,920      3,121,387
                       ITT Corp. ..................................................      25,740      1,301,157
                       Parker-Hannifin Corp. ......................................      10,440        754,186

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery (continued)
                       Precision Castparts Corp. ..................................      33,890   $  2,021,538
                       Rockwell Automation, Inc. ..................................      88,670      5,495,767
                       Multi-Industry -- 0.9%
                       Cree, Inc. .................................................     103,280      2,037,715
                                                                                                  -------------
                                                                                                    36,860,504
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 8.0%
                       Entertainment Products -- 2.5%
                       International Game Technology...............................     142,000      5,489,720
                       Warner Music Group Corp. ...................................      11,620        282,947
                       Leisure & Tourism -- 5.5%
                       AMR Corp.+..................................................     122,420      2,693,240
                       MGM Mirage, Inc.+...........................................     104,480      3,713,219
                       Penn National Gaming, Inc.+.................................      66,340      2,193,864
                       Shuffle Master, Inc.+.......................................      97,150      2,831,922
                       Yum! Brands, Inc. ..........................................      34,120      1,535,400
                                                                                                  -------------
                                                                                                    18,740,312
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 23.3%
                       Communication Equipment -- 3.4%
                       American Tower Corp., Class A+..............................     118,506      4,005,503
                       Juniper Networks, Inc.+.....................................      82,270      1,106,531
                       Nuance Communications, Inc.+................................     308,220      2,854,117
                       Computers & Business Equipment -- 4.5%
                       Harris Corp. ...............................................      57,100      2,600,905
                       SanDisk Corp.+..............................................      38,110      1,778,213
                       Talx Corp. .................................................     112,100      2,303,655
                       Tessera Technologies, Inc.+.................................      58,180      1,830,924
                       Western Digital Corp.+......................................     118,900      2,085,506
                       Computer Services -- 0.8%
                       Equinix, Inc.+..............................................      34,920      1,829,110
                       Computer Software -- 4.4%
                       BEA Systems, Inc.+..........................................     315,560      3,704,674
                       Cognizant Technology Solutions Corp.+.......................      41,010      2,685,745
                       Electronic Arts, Inc.+......................................       2,560        120,602
                       Transaction Systems Architects, Inc., Class A+..............      25,510        944,380
                       VCA Antech, Inc.+...........................................      79,850      2,792,355
                       Electronics -- 5.2%
                       Amkor Technology, Inc.+.....................................      31,210        192,878
                       Analog Devices, Inc. .......................................     116,210      3,757,069
                       KLA-Tencor Corp. ...........................................      14,860        626,943
                       Marvell Technology Group, Ltd.+.............................      28,640        531,272
                       Millipore Corp.+............................................      61,230      3,836,059
                       Xilinx, Inc. ...............................................     156,050      3,166,255
                       Internet Software -- 2.3%
                       Akamai Technologies, Inc.+..................................      10,720        424,834
                       CheckFree Corp.+............................................      63,120      2,808,840
                       F5 Networks, Inc.+..........................................      10,670        494,448
                       RealNetworks, Inc.+.........................................     172,840      1,726,671

---------------------
    154

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 2.7%
                       Amdocs, Ltd.+...............................................     105,590   $  3,830,805
                       Embarq Corp. ...............................................      45,150      2,043,038
                       Level 3 Communications, Inc.+...............................     147,580        577,038
                                                                                                  -------------
                                                                                                    54,658,370
                                                                                                  -------------
                       MATERIALS -- 3.8%
                       Chemicals -- 2.2%
                       Praxair, Inc. ..............................................      50,700      2,780,388
                       Rohm and Haas Co. ..........................................      52,000      2,398,240
                       Metals & Minerals -- 1.6%
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............      69,100      3,770,096
                                                                                                  -------------
                                                                                                     8,948,724
                                                                                                  -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Equity Office Properties Trust..............................      27,680      1,049,349
                                                                                                  -------------
                       UTILITIES -- 1.5%
                       Electric Utilities -- 1.5%
                       NRG Energy, Inc.+...........................................      71,160      3,504,630
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $223,514,684).............                233,090,619
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.7%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 0.7%
                       Cargill, Inc. 5.26% due 08/01/06 (cost $1,553,000)..........  $1,553,000      1,553,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $225,067,684)@                           100.1%                    234,643,619
                       Liabilities in excess of other assets --          (0.1)                       (270,587)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $234,373,032
                                                                        ======                   =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investment on a tax basis
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Business Services..............................  11.8%
      Electronics....................................  11.7
      Health Services................................  10.5
      Energy Services................................   9.0
      Repurchase Agreement...........................   8.0
      Aerospace & Military Technology................   7.6
      Computer Software..............................   7.4
      Retail.........................................   3.7
      Insurance......................................   3.4
      Apparel & Textiles.............................   3.2
      Machinery......................................   3.2
      Banks..........................................   2.9
      Food, Beverage & Tobacco.......................   2.7
      Medical Products...............................   2.7
      Internet Software..............................   1.8
      Financial Services.............................   1.3
      Leisure & Tourism..............................   1.3
      Multi-Industry.................................   1.1
      Telecommunications.............................   1.1
      Manufacturing..................................   1.0
      Energy Sources.................................   0.7
                                                       ----
                                                       96.1%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    156

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.  INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 88.1%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.9%
                       Apparel & Textiles -- 3.2%
                       Abercrombie & Fitch Co., Class A............................       58,800   $  3,114,048
                       Chico's FAS, Inc.+..........................................       56,000      1,268,400
                       Urban Outfitters, Inc.+.....................................       55,900        815,581
                       Retail -- 3.7%
                       Bed Bath & Beyond, Inc.+....................................       78,700      2,634,876
                       Guitar Center, Inc.+........................................       80,300      3,414,356
                                                                                                   -------------
                                                                                                     11,247,261
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.7%
                       Food, Beverage & Tobacco -- 2.7%
                       Wm. Wrigley Jr. Co. ........................................       95,725      4,389,949
                                                                                                   -------------
                       ENERGY -- 9.7%
                       Energy Services -- 9.0%
                       Atwood Oceanics, Inc.+......................................       71,900      3,374,267
                       ENSCO International, Inc. ..................................       38,400      1,774,848
                       Noble Corp. ................................................       39,400      2,826,950
                       Patterson-UTI Energy, Inc. .................................       41,300      1,169,616
                       Rowan Cos., Inc. ...........................................       68,700      2,326,869
                       TODCO.......................................................       82,900      3,159,319
                       Energy Sources -- 0.7%
                       Bill Barrett Corp.+.........................................       38,000      1,174,960
                                                                                                   -------------
                                                                                                     15,806,829
                                                                                                   -------------
                       FINANCE -- 7.6%
                       Banks -- 2.9%
                       New York Community Bancorp, Inc. ...........................      135,800      2,217,614
                       UCBH Holdings, Inc. ........................................      156,000      2,602,080
                       Financial Services -- 1.3%
                       Legg Mason, Inc. ...........................................       25,700      2,145,179
                       Insurance -- 3.4%
                       Aspen Insurance Holdings, Ltd. .............................      117,300      2,768,280
                       ProAssurance Corp.+.........................................       56,100      2,788,731
                                                                                                   -------------
                                                                                                     12,521,884
                                                                                                   -------------
                       HEALTHCARE -- 13.2%
                       Health Services -- 10.5%
                       Caremark Rx, Inc. ..........................................      109,000      5,755,200
                       Cerner Corp.+...............................................       64,200      2,598,816
                       Invitrogen Corp.+...........................................       46,300      2,860,877
                       Lincare Holdings, Inc.+.....................................       63,900      2,224,359
                       Triad Hospitals, Inc.+......................................       60,400      2,353,788
                       United Surgical Partners International, Inc.+...............       53,300      1,316,510

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 2.7%
                       Biomet, Inc. ...............................................       68,700   $  2,262,978
                       Genzyme Corp.+..............................................       32,900      2,246,412
                                                                                                   -------------
                                                                                                     21,618,940
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 24.7%
                       Aerospace & Military Technology -- 7.6%
                       DRS Technologies, Inc. .....................................       91,800      4,249,422
                       Goodrich Corp. .............................................      101,600      4,101,592
                       L-3 Communications Holdings, Inc. ..........................       54,900      4,043,385
                       Business Services -- 11.8%
                       Alliance Data Systems Corp.+................................       91,900      4,716,308
                       Entegris, Inc.+.............................................      428,500      4,049,325
                       Fidelity National Information Services, Inc. ...............       95,200      3,402,448
                       Harte-Hanks, Inc. ..........................................      120,000      2,926,800
                       MasterCard, Inc.+...........................................       26,000      1,192,620
                       Maxim Integrated Products, Inc. ............................      101,700      2,987,946
                       Machinery -- 0.6%
                       Joy Global, Inc. ...........................................       26,100        979,272
                       Manufacturing -- 4.7%
                       Danaher Corp. ..............................................       25,600      1,669,120
                       ITT Corp. ..................................................       82,800      4,185,540
                       Pentair, Inc. ..............................................       64,700      1,858,184
                                                                                                   -------------
                                                                                                     40,361,962
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       Leisure & Tourism -- 1.3%
                       Gaylord Entertainment Co.+..................................       54,100      2,067,702
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 22.0%
                       Computer Software -- 7.4%
                       Adobe Systems, Inc.+........................................      124,400      3,546,644
                       Autodesk, Inc.+.............................................      105,500      3,598,605
                       Cognos, Inc.+...............................................       92,900      2,903,125
                       THQ, Inc.+..................................................       87,600      1,987,644
                       Electronics -- 11.7%
                       Altera Corp.+...............................................      167,700      2,902,887
                       Analog Devices, Inc. .......................................       71,800      2,321,294
                       Integrated Device Technology, Inc.+.........................      186,000      2,877,420
                       Jabil Circuit, Inc. ........................................      138,300      3,194,730
                       KLA-Tencor Corp. ...........................................       62,200      2,624,218
                       Microsemi Corp.+............................................      174,800      4,422,440
                       ON Semiconductor Corp.+.....................................      132,400        832,796
                       Internet Software -- 1.8%
                       F5 Networks, Inc.+..........................................       64,800      3,002,832
                       Telecommunications -- 1.1%
                       Comverse Technology, Inc.+..................................       91,900      1,781,022
                                                                                                   -------------
                                                                                                     35,995,657
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $148,110,036)...                 144,010,184
                                                                                                   -------------

---------------------
    158

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 8.0%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UBS Securities LLC Joint Repurchase Agreement(1) (cost
                         $13,037,000)..............................................  $13,037,000   $ 13,037,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $161,147,036)@                           96.1%                     157,047,184
                       Other assets less liabilities --                  3.9                        6,379,223
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $163,426,407
                                                                       ======                    =============

              -----------------------------
               +   Non-income producing security
               @ See Note 3 for cost of investment on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreements.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Repurchase Agreement..........................   13.1%
      Retail........................................    9.0
      Medical Products..............................    8.0
      Business Services.............................    7.6
      Health Services...............................    7.5
      Electronics...................................    7.0
      Energy Services...............................    6.5
      Financial Services............................    5.5
      Computer Software.............................    5.2
      Apparel & Textiles............................    4.3
      Computer Services.............................    3.4
      Transportation................................    3.3
      Drugs.........................................    2.9
      Energy Sources................................    2.7
      Metals & Minerals.............................    2.6
      Telecommunications............................    2.3
      Multi-Industry................................    2.1
      Food, Beverage & Tobacco......................    2.0
      Broadcasting & Media..........................    2.0
      Communication Equipment.......................    1.8
      Internet Software.............................    1.4
      Computers & Business Equipment................    1.3
      Machinery.....................................    1.3
      Electrical Equipment..........................    1.0
      Leisure & Tourism.............................    1.0
      Banks.........................................    0.8
      Aerospace & Military Technology...............    0.7
      Chemicals.....................................    0.7
      Internet Content..............................    0.7
      Gas & Pipeline Utilities......................    0.5
      Building Materials............................    0.3
                                                      -----
                                                      108.5%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    160

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 95.4%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.3%
                       Apparel & Textiles -- 4.3%
                       Deckers Outdoor Corp.+......................................       6,600   $   281,424
                       Guess, Inc.+................................................       5,800       247,080
                       Gymboree Corp.+.............................................       7,500       251,400
                       Maidenform Brands, Inc.+....................................      18,500       247,715
                       Men's Wearhouse, Inc. ......................................       8,500       264,435
                       Phillips Van Heusen Corp. ..................................      10,300       365,959
                       Tween Brands, Inc.+.........................................       9,800       364,756
                       Retail -- 9.0%
                       Children's Place Retail Stores, Inc.+.......................       6,600       368,412
                       Christopher & Banks Corp. ..................................      16,800       473,592
                       Dress Barn, Inc.+...........................................      15,900       343,122
                       Ezcorp, Inc.+...............................................      14,500       603,635
                       Greatbatch, Inc.+...........................................      14,000       343,140
                       John H. Harland Co. ........................................       8,300       326,273
                       Skechers USA, Inc.+.........................................      14,100       307,521
                       Sotheby's Holdings, Inc.+...................................      24,200       668,646
                       United Natural Foods, Inc.+.................................       9,900       298,386
                       Usana Health Sciences, Inc.+................................      12,200       541,070
                                                                                                  ------------
                                                                                                    6,296,566
                                                                                                  ------------
                       CONSUMER STAPLES -- 2.0%
                       Food, Beverage & Tobacco -- 2.0%
                       Hansen Natural Corp.+.......................................      10,300       473,697
                       Nutri/System, Inc.+.........................................       9,300       492,156
                                                                                                  ------------
                                                                                                      965,853
                                                                                                  ------------
                       ENERGY -- 9.2%
                       Energy Services -- 6.5%
                       Core Laboratories NV+.......................................       5,600       408,800
                       Helix Energy Solutions Group, Inc.+.........................       9,300       362,607
                       Lufkin Industries, Inc. ....................................       3,900       241,839
                       Oceaneering International, Inc.+............................       8,000       349,760
                       SEACOR Holdings, Inc.+......................................       2,900       235,915
                       Superior Energy Services, Inc.+.............................      10,800       369,900
                       Tetra Technologies, Inc.+...................................       8,100       231,741
                       Veritas DGC, Inc.+..........................................       7,100       406,617
                       World Fuel Services Corp. ..................................      10,400       492,128
                       Energy Sources -- 2.7%
                       Alon USA Energy, Inc. ......................................      10,400       398,632
                       Frontier Oil Corp. .........................................      17,700       623,925
                       Northgate Minerals Corp.+...................................      63,900       240,903
                                                                                                  ------------
                                                                                                    4,362,767
                                                                                                  ------------
                       FINANCE -- 6.2%
                       Banks -- 0.7%
                       East-West Bancorp, Inc. ....................................       8,700       351,045

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 5.5%
                       Investment Technology Group+................................      10,300   $   518,708
                       Knight Capital Group, Inc.+.................................      30,400       502,816
                       Morningstar, Inc.+..........................................      12,100       458,227
                       TradeStation Group, Inc.+...................................      16,900       247,078
                       World Acceptance Corp.+.....................................       9,500       394,250
                       Wright Express Corp.+.......................................      16,800       503,160
                                                                                                  ------------
                                                                                                    2,975,284
                                                                                                  ------------
                       HEALTHCARE -- 18.4%
                       Drugs -- 2.9%
                       Conor Medsystems, Inc.+.....................................      14,100       390,570
                       NBTY, Inc.+.................................................      12,200       360,266
                       United Therapeutics Corp.+..................................       6,500       385,515
                       Vertex Pharmaceuticals, Inc.+...............................       6,900       231,288
                       Health Services -- 7.5%
                       Amerigroup Corp.+...........................................       6,700       194,970
                       Cerner Corp.+...............................................       9,300       376,464
                       Healthways, Inc.+...........................................       4,600       247,112
                       Hologic, Inc.+..............................................      15,000       673,650
                       LHC Group, Inc.+............................................      17,700       374,178
                       Magellan Health Services, Inc.+.............................      10,600       509,542
                       Pediatrix Medical Group, Inc.+..............................       8,400       356,160
                       Psychiatric Solutions, Inc.+................................      14,900       469,201
                       Sierra Health Services, Inc.+...............................       8,400       362,712
                       Medical Products -- 8.0%
                       ArthroCare Corp.+...........................................       8,400       369,936
                       ev3, Inc.+..................................................      16,300       273,188
                       ICU Medical, Inc.+..........................................       5,700       238,146
                       Immucor Corp.+..............................................      14,100       280,731
                       Intuitive Surgical, Inc.+...................................       4,700       447,440
                       LifeCell Corp.+.............................................      11,500       328,555
                       Lifecore Biomedical, Inc.+..................................       7,800       115,128
                       Mentor Corp. ...............................................       8,400       373,464
                       Palomar Medical Technologies, Inc.+.........................       7,400       281,866
                       PSS World Medical, Inc.+....................................      14,100       279,885
                       ResMed, Inc.+...............................................       8,200       380,562
                       West Pharmaceutical Services, Inc. .........................      12,000       465,600
                                                                                                  ------------
                                                                                                    8,766,129
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 16.4%
                       Aerospace & Military Technology -- 0.8%
                       BE Aerospace, Inc.+.........................................      15,900       393,525
                       Building Materials -- 0.3%
                       Healthcare Services Group, Inc. ............................       5,400       116,694
                       Business Services -- 7.6%
                       Advisory Board Co.+.........................................      13,000       602,290
                       Ceradyne, Inc.+.............................................      12,100       591,569
                       Forrester Research, Inc.+...................................      13,100       349,770
                       Genlyte Group, Inc.+........................................       5,200       361,660
                       Global Imaging Systems, Inc.+...............................       8,500       359,380
                       Global Payments, Inc. ......................................       9,400       399,876
                       IDEXX Laboratories, Inc.+...................................       2,800       247,800
                       Waste Connections, Inc.+....................................       6,600       246,708
                       Watson Wyatt Worldwide, Inc. ...............................      13,700       451,552

---------------------
    162

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Electrical Equipment -- 1.0%
                       Energy Conversion Devices, Inc.+............................       7,900   $   265,835
                       General Cable Corp.+........................................       6,300       224,910
                       Machinery -- 1.3%
                       Bucyrus International, Inc. ................................       5,300       258,163
                       Crane Co. ..................................................       9,300       357,120
                       Multi-Industry -- 2.1%
                       Acuity Brands, Inc. ........................................       5,300       231,769
                       Andersons, Inc. ............................................       4,700       175,686
                       Delta & Pine Land Co. ......................................       7,500       256,575
                       Kaydon Corp. ...............................................       6,500       235,625
                       Vertrue, Inc.+..............................................       2,800       118,888
                       Transportation -- 3.3%
                       AMERCO+.....................................................       3,800       335,160
                       DryShips, Inc. .............................................      20,200       221,594
                       EGL, Inc.+..................................................       5,300       232,723
                       Hub Group, Inc.+............................................      10,400       234,832
                       Kirby Corp.+................................................       9,200       295,412
                       Landstar Systems, Inc. .....................................       5,600       239,064
                                                                                                  ------------
                                                                                                    7,804,180
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 3.0%
                       Broadcasting & Media -- 1.9%
                       Arbitron, Inc. .............................................       6,500       237,965
                       Dolby Laboratories, Inc.+...................................      17,700       354,885
                       Inventiv Health, Inc.+......................................      12,100       337,590
                       Leisure & Tourism -- 1.0%
                       Continental Airlines, Inc., Class B+........................       8,300       218,622
                       Shuffle Master, Inc.+.......................................       8,500       247,775
                                                                                                  ------------
                                                                                                    1,396,837
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 23.1%
                       Communication Equipment -- 1.8%
                       Anixter International, Inc.+................................       7,500       413,475
                       Atheros Communications, Inc.+...............................      14,600       241,192
                       Synaptics, Inc.+............................................      10,300       216,506
                       Computers & Business Equipment -- 1.3%
                       Tessera Technologies, Inc.+.................................      11,200       352,464
                       TTM Technologies, Inc.+.....................................      24,800       273,792
                       Computer Services -- 3.4%
                       American Reprographics Co.+.................................       7,100       227,058
                       Digital River, Inc.+........................................      15,000       672,600
                       Factset Research Systems, Inc. .............................      11,300       496,070
                       SYKES Enterprises, Inc.+....................................      14,300       233,376
                       Computer Software -- 5.2%
                       Ansys, Inc.+................................................       5,600       256,984
                       Digital Insight Corp.+......................................       4,000        94,400
                       Informatica Corp.+..........................................      35,000       488,950
                       MoneyGram International, Inc. ..............................      14,600       447,490
                       MRO Software, Inc.+.........................................      11,600       244,992
                       MTS Systems Corp. ..........................................       6,200       228,532
                       Sybase, Inc.+...............................................      17,000       357,850
                       Transaction Systems Architects, Inc., Class A+..............       9,400       347,988

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 7.0%
                       Daktronics, Inc. ...........................................       8,500   $   239,190
                       Formfactor, Inc.+...........................................      13,800       591,606
                       Hitte Microwave Corp.+......................................       7,400       301,550
                       Itron, Inc.+................................................       9,500       442,130
                       John Wiley & Sons, Inc., Class A............................       7,100       234,868
                       MEMC Electronic Materials, Inc.+............................       9,300       282,906
                       Novatel, Inc.+..............................................       5,800       248,878
                       Rofin-Sinar Technologies, Inc.+.............................       4,100       220,703
                       Rogers Corp.+...............................................       6,500       370,500
                       Trimble Navigation, Ltd.+...................................       8,400       403,452
                       Internet Content -- 0.7%
                       Global Sources, Ltd.+.......................................      10,900        99,626
                       Netgear, Inc.+..............................................      12,100       234,135
                       Internet Software -- 1.4%
                       Akamai Technologies, Inc.+..................................      17,200       681,636
                       Telecommunications -- 2.3%
                       Comtech Telecommunications Corp.+...........................       8,400       233,184
                       Interdigital Commerce Corp.+................................      13,400       367,294
                       Polycom, Inc.+..............................................      21,400       475,080
                                                                                                  ------------
                                                                                                   11,020,457
                                                                                                  ------------
                       MATERIALS -- 3.3%
                       Chemicals -- 0.7%
                       Albemarle Corp. ............................................       7,000       352,940
                       Metals & Minerals -- 2.6%
                       Ladish, Inc.+...............................................      11,100       377,400
                       RBC Bearings, Inc.+.........................................      10,300       229,896
                       Universal Stainless & Alloy Products, Inc.+.................       8,600       237,876
                       Valmont Industries, Inc. ...................................       7,300       371,205
                                                                                                  ------------
                                                                                                    1,569,317
                                                                                                  ------------
                       UTILITIES -- 0.5%
                       Gas & Pipeline Utilities -- 0.5%
                       PW Eagle, Inc. .............................................       8,400       244,020
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,745,932)....                45,401,410
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 13.1%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $6,241,520 and collateralized by
                         $6,350,000 of Federal National Mtg. Assoc. Notes, bearing
                         interest at 6.65% due 07/26/16 having an approximate value
                         of $6,365,875 (cost $6,241,000)...........................  $6,241,000   $ 6,241,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $50,986,932)@                                 108.5%                51,642,410
                       Liabilities in excess of other assets --               (8.5)                (4,063,757)
                                                                            --------              ------------
                       NET ASSETS --                                         100.0%               $47,578,653
                                                                            ========              ============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investment on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    164

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services............................   17.0%
      Leisure & Tourism.............................   11.2
      Transportation................................   10.5
      Repurchase Agreement..........................    9.4
      Health Services...............................    8.1
      Medical Products..............................    6.7
      Energy Services...............................    6.4
      Machinery.....................................    4.5
      Household Products............................    4.3
      Broadcasting & Media..........................    4.0
      Retail........................................    3.6
      Communication Equipment.......................    3.4
      Automotive....................................    3.2
      Insurance.....................................    2.5
      Housing.......................................    1.9
      Electronics...................................    1.8
      Aerospace & Military Technology...............    1.0
      Real Estate Investment Trusts.................    0.8
      Banks.........................................    0.6
      Drugs.........................................    0.6
                                                      -----
                                                      101.5%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                        VALUE
                       COMMON STOCK -- 92.1%                                            SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.7%
                       Automotive -- 3.2%
                       Toyota Motor Co. ...........................................        43,700   $  4,598,114
                       Housing -- 1.9%
                       Lennar Corp., Class A.......................................        61,346      2,744,006
                       Retail -- 3.6%
                       Lowe's Cos., Inc. ..........................................       184,736      5,237,266
                                                                                                    -------------
                                                                                                      12,579,386
                                                                                                    -------------
                       CONSUMER STAPLES -- 4.3%
                       Household Products -- 4.3%
                       Procter & Gamble Co. .......................................       110,906      6,232,917
                                                                                                    -------------
                       ENERGY -- 6.4%
                       Energy Services -- 6.4%
                       Halliburton Co. ............................................       136,198      4,543,565
                       Schlumberger, Ltd. .........................................        70,094      4,685,784
                                                                                                    -------------
                                                                                                       9,229,349
                                                                                                    -------------
                       FINANCE -- 20.1%
                       Banks -- 0.6%
                       Wells Fargo & Co. ..........................................        11,190        809,485
                       Financial Services -- 17.0%
                       Chicago Merchantile Exchange Holdings, Inc. ................         6,129      2,826,695
                       Lehman Brothers Holdings, Inc. .............................        64,412      4,183,559
                       SLM Corp. ..................................................        72,670      3,655,301
                       The Goldman Sachs Group, Inc. ..............................        45,237      6,909,952
                       UBS AG......................................................       127,060      6,912,064
                       Insurance -- 2.5%
                       Genworth Financial, Inc., Class A...........................       105,218      3,608,977
                                                                                                    -------------
                                                                                                      28,906,033
                                                                                                    -------------
                       HEALTHCARE -- 15.4%
                       Drugs -- 0.6%
                       Merck & Co., Inc. ..........................................        21,625        870,839
                       Health Services -- 8.1%
                       UnitedHealth Group, Inc. ...................................       243,979     11,669,516
                       Medical Products -- 6.7%
                       Genentech, Inc.+............................................       109,176      8,823,604
                       Genzyme Corp.+..............................................        11,340        774,295
                                                                                                    -------------
                                                                                                      22,138,254
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 16.0%
                       Aerospace & Military Technology -- 1.0%
                       Lockheed Martin Corp. ......................................        17,640      1,405,555

---------------------
    166

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 4.5%
                       Caterpillar, Inc. ..........................................        78,760   $  5,581,721
                       Deere & Co. ................................................        11,555        838,547
                       Transportation -- 10.5%
                       Burlington Northern Santa Fe Corp. .........................        71,330      4,915,350
                       FedEx Corp. ................................................        65,303      6,837,877
                       Union Pacific Corp. ........................................        40,207      3,417,595
                                                                                                    -------------
                                                                                                      22,996,645
                                                                                                    -------------
                       INFORMATION & ENTERTAINMENT -- 15.2%
                       Broadcasting & Media -- 4.0%
                       Comcast Corp., Class A+.....................................       166,767      5,733,449
                       Leisure & Tourism -- 11.2%
                       Four Seasons Hotels, Inc. ..................................        16,246        893,692
                       Las Vegas Sands Corp.+......................................        59,912      3,716,341
                       MGM Mirage, Inc.+...........................................       119,425      4,244,365
                       Starbucks Corp.+............................................        97,191      3,329,764
                       Wynn Resorts, Ltd.+.........................................        63,288      4,051,065
                                                                                                    -------------
                                                                                                      21,968,676
                                                                                                    -------------
                       INFORMATION TECHNOLOGY -- 5.2%
                       Communication Equipment -- 3.4%
                       Motorola, Inc. .............................................        99,817      2,271,835
                       QUALCOMM, Inc. .............................................        76,898      2,711,424
                       Electronics -- 1.8%
                       Texas Instruments, Inc. ....................................        86,900      2,587,882
                                                                                                    -------------
                                                                                                       7,571,141
                                                                                                    -------------
                       REAL ESTATE -- 0.8%
                       Real Estate Investment Trusts -- 0.8%
                       ProLogis....................................................        19,626      1,086,299
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $107,446,149)...                  132,708,700
                                                                                                    -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 9.4%                                     AMOUNT
                       ------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00%, dated 07/31/06, to be repurchased
                         08/01/06 in the amount of $13,577,131 and collateralized
                         by $13,815,000 of Federal National Mtg. Assoc. Notes,
                         bearing interest at 6.50%, due 07/26/16 and having an
                         approximate value of $13,849,538 (cost $13,576,000).......  $ 13,576,000     13,576,000
                                                                                                    -------------

                       TOTAL INVESTMENTS -- (cost $121,022,149)        101.5%                       146,284,700
                       Liabilities in excess of other assets --         (1.5)                        (2,146,875)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $144,137,825
                                                                       ======                      =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Electronics...................................   24.3%
      Computer Software.............................   16.8
      Computer & Business Equipment.................   13.6
      Medical Products..............................   11.5
      Aerospace & Military Technology...............    6.7
      Internet Content..............................    4.7
      Drugs.........................................    4.0
      Business Services.............................    3.2
      Communication Equipment.......................    3.1
      Telecommunications............................    2.9
      Repurchase Agreement..........................    2.1
      Computer Services.............................    1.8
      Financial Services............................    1.6
      Electrical Equipment..........................    1.5
      Internet Software.............................    1.5
      Energy Sources................................    0.8
                                                      -----
                                                      100.1%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    168

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)

                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 98.0%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       ENERGY -- 0.8%
                       Energy Sources -- 0.8%
                       Sunpower Corp.+.............................................    10,000    $   319,300
                                                                                                 ------------
                       FINANCE -- 1.6%
                       Financial Services -- 1.6%
                       Boston Scientific Corp.+....................................    15,000        255,150
                       Chicago Merchantile Exchange Holdings, Inc. ................       750        345,900
                                                                                                 ------------
                                                                                                     601,050
                                                                                                 ------------
                       HEALTHCARE -- 15.5%
                       Drugs -- 4.0%
                       Amgen, Inc.+................................................    15,000      1,046,100
                       Gilead Sciences, Inc.+......................................     7,500        461,100
                       Medical Products -- 11.5%
                       Biogen Idec, Inc.+..........................................    15,000        631,800
                       C.R. Bard, Inc. ............................................    10,000        709,700
                       Genentech, Inc.+............................................    15,000      1,212,300
                       Genzyme Corp.+..............................................    15,000      1,024,200
                       Medtronic, Inc. ............................................    10,000        505,200
                       St. Jude Medical, Inc.+.....................................     5,000        184,500
                                                                                                 ------------
                                                                                                   5,774,900
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 11.4%
                       Aerospace & Military Technology -- 6.7%
                       Goodrich Corp. .............................................    15,000        605,550
                       Lockheed Martin Corp. ......................................    15,000      1,195,200
                       Raytheon Co. ...............................................    15,000        676,050
                       Business Services -- 3.2%
                       Automatic Data Processing, Inc. ............................    13,500        590,760
                       First Data Corp. ...........................................    15,000        612,750
                       Electrical Equipment -- 1.5%
                       Thermo Electron Corp.+......................................    15,000        555,150
                                                                                                 ------------
                                                                                                   4,235,460
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 68.7%
                       Communication Equipment -- 3.1%
                       Motorola, Inc. .............................................    15,000        341,400
                       Nokia Corp. ADR.............................................    15,000        297,750
                       QUALCOMM, Inc. .............................................    15,000        528,900
                       Computers & Business Equipment -- 13.6%
                       Apple Computer, Inc.+.......................................    20,000      1,359,200
                       Harris Corp. ...............................................    15,000        683,250
                       Hewlett-Packard Co. ........................................    25,000        797,750
                       International Business Machines Corp. ......................    15,000      1,161,150
                       Network Appliance, Inc.+....................................    15,000        445,350
                       SanDisk Corp.+..............................................     7,500        349,950
                       Synopsys, Inc.+.............................................    15,000        268,500

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.8%
                       Computer Sciences Corp.+....................................    12,500    $   654,875
                       Computer Software -- 16.8%
                       Adobe Systems, Inc.+........................................    13,500        384,885
                       Autodesk, Inc.+.............................................    15,000        511,650
                       BEA Systems, Inc.+..........................................    25,000        293,500
                       Citrix Systems, Inc.+.......................................    12,500        397,125
                       Cognizant Technology Solutions Corp.+.......................     5,000        327,450
                       DST Systems, Inc.+..........................................    15,000        844,650
                       Electronic Arts, Inc.+......................................    15,000        706,650
                       Mcafee, Inc.+...............................................    15,000        323,250
                       Microsoft Corp. ............................................    40,000        961,200
                       NCR Corp.+..................................................    13,500        433,890
                       Oracle Corp.+...............................................    25,000        374,250
                       SAP AG ADR..................................................    15,000        684,450
                       Electronics -- 24.3%
                       Agilent Technologies, Inc.+.................................    13,500        383,940
                       Altera Corp.+...............................................    17,500        302,925
                       Analog Devices, Inc. .......................................    15,000        484,950
                       Applied Materials, Inc. ....................................    15,000        236,100
                       Broadcom Corp., Class A+....................................    16,999        407,806
                       Cypress Semiconductor Corp.+................................    15,000        227,850
                       Formfactor, Inc.+...........................................     7,500        321,525
                       Intel Corp. ................................................    30,000        540,000
                       KLA-Tencor Corp. ...........................................    15,000        632,850
                       Lam Research Corp.+.........................................    15,000        623,850
                       Linear Technology Corp. ....................................    15,000        485,250
                       Marvell Technology Group, Ltd.+.............................    16,000        296,800
                       MEMC Electronic Materials, Inc.+............................     8,500        258,570
                       Microchip Technology, Inc. .................................    15,000        483,900
                       Micron Technology, Inc.+....................................    15,000        233,850
                       Millipore Corp.+............................................    15,000        939,750
                       National Semiconductor Corp. ...............................    15,000        348,900
                       Novellus Systems, Inc.+.....................................    17,500        442,925
                       QLogic Corp.+...............................................    11,000        192,390
                       Tektronix, Inc. ............................................    15,000        409,050
                       Texas Instruments, Inc. ....................................    16,000        476,480
                       Xilinx, Inc. ...............................................    15,000        304,350
                       Internet Content -- 4.7%
                       Google, Inc., Class A+......................................     3,500      1,353,100
                       Yahoo!, Inc.+...............................................    15,000        407,100
                       Internet Software -- 1.5%
                       Symantec Corp.+.............................................    30,000        521,100
                       Synchronoss Technologies, Inc.+.............................     3,690         28,598
                       Telecommunications -- 2.9%
                       Amdocs, Ltd.+...............................................    12,500        453,500
                       Cisco Systems, Inc.+........................................    20,000        357,000
                       Corning, Inc.+..............................................    15,000        286,050
                                                                                                 ------------
                                                                                                  25,571,484
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $38,661,199)..............               36,502,194
                                                                                                 ------------

---------------------
    170

                                                                                     PRINCIPAL      VALUE
                       REPURCHASE AGREEMENT -- 2.1%                                   AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $763,064 and collateralized by
                         $820,000 of Federal National Mtg. Assoc. Bonds, bearing
                         interest at 5.70% due 03/27/23 having an approximate value
                         of $779,000 (cost $763,000)...............................  $763,000    $   763,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $39,424,199)@                             100.1%                      37,265,194
                       Liabilities in excess of other assets --           (0.1)                         (29,309)
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $37,235,885
                                                                         ======                     ============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    AllianceBernstein L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Insurance......................................   9.9%
      Energy Services................................   9.0
      Banks..........................................   6.8
      Retail.........................................   6.8
      Leisure & Tourism..............................   6.6
      Machinery......................................   6.3
      Transportation.................................   5.5
      Business Services..............................   5.3
      Food, Beverage & Tobacco.......................   4.8
      Repurchase Agreement...........................   4.2
      Electronics....................................   4.0
      Financial Services.............................   3.9
      Automotive.....................................   3.3
      Metals & Minerals..............................   2.8
      Real Estate Investment Trusts..................   2.7
      Telecommunications.............................   2.7
      Computers & Business Equipment.................   2.6
      Multi-Industry.................................   1.5
      Apparel & Textiles.............................   1.4
      Housing........................................   1.3
      Household Products.............................   1.2
      Aerospace & Military Technology................   1.1
      Electric Utilities.............................   1.0
      Health Services................................   1.0
      Drugs..........................................   0.9
      Electrical Equipment...........................   0.9
      Forest Products................................   0.9
      Broadcasting & Media...........................   0.7
      Energy Sources.................................   0.5
                                                       ----
                                                       99.6%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    172

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    AllianceBernstein L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                        VALUE
                       COMMON STOCK -- 95.4%                                            SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.8%
                       Apparel & Textiles -- 1.4%
                       Liz Claiborne, Inc. ........................................        39,300   $  1,389,255
                       V.F. Corp. .................................................        35,565      2,412,018
                       Automotive -- 3.3%
                       ArvinMeritor, Inc. .........................................       210,000      3,456,600
                       AutoNation, Inc.+...........................................        82,492      1,625,092
                       TRW Automotive Holdings Corp.+..............................       152,200      3,941,980
                       Housing -- 1.3%
                       Furniture Brands International, Inc. .......................       129,900      2,605,794
                       Texas Industries, Inc. .....................................        20,400      1,007,352
                       Retail -- 6.8%
                       Big Lots, Inc.+.............................................       210,700      3,404,912
                       Longs Drug Stores Corp. ....................................        65,000      2,672,800
                       Office Depot, Inc.+.........................................       113,600      4,095,280
                       Payless ShoeSource, Inc.+...................................       123,200      3,188,416
                       Saks, Inc. .................................................       220,300      3,555,642
                       United Stationers, Inc.+....................................        33,750      1,659,488
                                                                                                    -------------
                                                                                                      35,014,629
                                                                                                    -------------
                       CONSUMER STAPLES -- 6.0%
                       Food, Beverage & Tobacco -- 4.8%
                       Corn Products International, Inc. ..........................        62,200      2,068,772
                       Molson Coors Brewing Co. ...................................        49,400      3,529,630
                       Performance Food Group Co.+.................................       148,000      4,124,760
                       Universal Corp. ............................................        94,400      3,334,208
                       Household Products -- 1.2%
                       Silgan Holdings, Inc. ......................................        90,400      3,345,704
                                                                                                    -------------
                                                                                                      16,403,074
                                                                                                    -------------
                       ENERGY -- 9.5%
                       Energy Services -- 9.0%
                       Allegheny Energy, Inc.+.....................................       140,500      5,767,525
                       Hanover Compressor Co.+.....................................       191,400      3,636,600
                       Hess Corp. .................................................        29,100      1,539,390
                       Plains Exploration & Production Co.+........................        88,200      3,877,272
                       Puget Energy, Inc. .........................................       171,000      3,797,910
                       Rowan Cos., Inc. ...........................................        41,100      1,392,057
                       Todco, Class A+.............................................        29,300      1,116,623
                       Wisconsin Energy Corp. .....................................        84,600      3,570,120
                       Energy Sources -- 0.5%
                       Constellation Energy Group, Inc. ...........................        24,175      1,399,974
                                                                                                    -------------
                                                                                                      26,097,471
                                                                                                    -------------
                       FINANCE -- 20.6%
                       Banks -- 6.8%
                       Astoria Financial Corp.+....................................       132,100      3,929,975
                       Central Pacific Financial Corp. ............................        82,100      2,873,500

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Sovereign Bancorp, Inc. ....................................        67,200   $  1,387,008
                       UnionBanCal Corp. ..........................................        49,500      3,058,605
                       Washington Federal, Inc. ...................................        28,300        633,071
                       Webster Financial Corp. ....................................        69,900      3,296,484
                       Whitney Holding Corp. ......................................        93,300      3,367,197
                       Financial Services -- 3.9%
                       A.G. Edwards, Inc. .........................................        50,900      2,746,564
                       MAF Bancorp, Inc. ..........................................        25,700      1,053,700
                       Provident Financial Services, Inc. .........................       190,900      3,443,836
                       Trustmark Corp. ............................................       109,300      3,465,903
                       Insurance -- 9.9%
                       Arch Capital Group, Ltd.+...................................        84,200      5,124,412
                       Aspen Insurance Holdings, Ltd. .............................       146,600      3,459,760
                       Old Republic International Corp. ...........................       208,000      4,424,160
                       PartnerRe, Ltd. ............................................        13,200        820,116
                       Platinum Underwriters Holdings, Ltd. .......................       133,000      3,762,570
                       Radian Group, Inc. .........................................        65,000      3,999,450
                       RenaissanceRe Holdings, Ltd. ...............................        24,800      1,284,888
                       StanCorp Financial Group, Inc. .............................        95,600      4,119,404
                                                                                                    -------------
                                                                                                      56,250,603
                                                                                                    -------------
                       HEALTHCARE -- 1.9%
                       Drugs -- 0.9%
                       Endo Pharmaceuticals Holdings, Inc.+........................        44,936      1,396,162
                       King Pharmaceuticals, Inc.+.................................        62,100      1,056,942
                       Health Services -- 1.0%
                       Universal Health Services, Inc., Class B....................        48,500      2,716,000
                                                                                                    -------------
                                                                                                       5,169,104
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 20.6%
                       Aerospace & Military Technology -- 1.1%
                       Goodrich Corp. .............................................        78,000      3,148,860
                       Business Services -- 5.3%
                       CSG Systems International, Inc.+............................       147,000      3,827,880
                       Genlyte Group, Inc.+........................................        22,100      1,537,055
                       PerkinElmer, Inc. ..........................................       217,000      3,912,510
                       Quanta Services, Inc.+......................................       210,800      3,364,368
                       Tech Data Corp.+............................................        52,300      1,944,514
                       Electrical Equipment -- 0.9%
                       Quanex Corp.+...............................................        68,800      2,496,752
                       Machinery -- 6.3%
                       Cooper Industries, Ltd., Class A............................        43,300      3,730,728
                       Harsco Corp. ...............................................        18,900      1,523,529
                       Mueller Industries, Inc. ...................................        54,200      1,991,308
                       SPX Corp. ..................................................        87,400      4,776,410
                       Terex Corp.+................................................       115,000      5,156,600
                       Multi-Industry -- 1.5%
                       Acuity Brands, Inc. ........................................        94,900      4,149,977
                       Transportation -- 5.5%
                       Con-Way, Inc. ..............................................        78,050      3,861,914
                       GATX Corp. .................................................       112,200      4,397,118

---------------------
    174

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation (continued)
                       Laidlaw International, Inc..................................       130,200   $  3,450,300
                       Ryder System, Inc. .........................................        63,900      3,220,560
                                                                                                    -------------
                                                                                                      56,490,383
                                                                                                    -------------
                       INFORMATION & ENTERTAINMENT -- 7.3%
                       Broadcasting & Media -- 0.7%
                       Readers Digest Assoc., Inc., Class A........................       134,125      1,832,148
                       Leisure & Tourism -- 6.6%
                       Alaska Air Group, Inc.+.....................................        87,000      3,230,310
                       Continental Airlines, Inc., Class B+........................       115,800      3,050,172
                       Jack in the Box, Inc.+......................................        65,000      2,563,600
                       Papa John's International, Inc.+............................       107,400      3,451,836
                       Strategic Hotels & Resorts, Inc. ...........................        66,000      1,316,700
                       Vail Resorts, Inc.+.........................................       127,800      4,418,046
                                                                                                    -------------
                                                                                                      19,862,812
                                                                                                    -------------
                       INFORMATION TECHNOLOGY -- 9.3%
                       Computers & Business Equipment -- 2.6%
                       Checkpoint Systems, Inc.+...................................       102,800      1,696,200
                       IKON Office Solutions, Inc. ................................       303,900      4,196,859
                       Intergraph Corp.+...........................................        30,200      1,073,006
                       Electronics -- 4.0%
                       AVX Corp. ..................................................        49,200        744,888
                       Celestica, Inc.+............................................       342,100      3,246,529
                       Sanmina-SCI Corp.+..........................................       329,400      1,139,724
                       Solectron Corp.+............................................        11,600         35,032
                       Vishay Intertechnology, Inc.+...............................        32,400      3,260,572
                       Zoran Corp+.................................................       160,200      2,571,210
                       Telecommunications -- 2.7%
                       ADC Telecommunications, Inc.+...............................       121,957      1,491,534
                       Andrew Corp.+...............................................       260,300      2,199,535
                       CommScope, Inc.+............................................       119,400      3,728,862
                                                                                                    -------------
                                                                                                      25,383,951
                                                                                                    -------------
                       MATERIALS -- 3.7%
                       Forest Products -- 0.9%
                       Owens-Illinois, Inc.+.......................................       170,800      2,584,204
                       Metals & Minerals -- 2.8%
                       Chaparral Steel Co.+........................................        20,400      1,431,876
                       Commercial Metals Co. ......................................        56,700      1,286,523
                       Reliance Steel & Aluminum Co. ..............................        55,400      1,986,090
                       Steel Dynamics, Inc. .......................................        50,800      2,947,416
                                                                                                    -------------
                                                                                                      10,236,109
                                                                                                    -------------
                       REAL ESTATE -- 2.7%
                       Real Estate Investment Trusts -- 2.7%
                       Digital Reality Trust, Inc. ................................        92,500      2,528,025
                       FelCor Lodging Trust, Inc. .................................       216,550      4,764,100
                                                                                                    -------------
                                                                                                       7,292,125
                                                                                                    -------------
                       UTILITIES -- 1.0%
                       Electric Utilities -- 1.0%
                       Northeast Utilities.........................................       124,100      2,779,840
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $238,624,442)...                  260,980,101
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       REPURCHASE AGREEMENT -- 4.2%                                     AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $11,517,960 and collateralized
                         by $12,950,000 of Federal National Mtg. Assoc. Bonds,
                         bearing interest at 5.55% due 07/10/28 having an
                         approximate value of $11,751,270 (cost $11,517,000).......  $ 11,517,000   $ 11,517,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $238,624,442)@                           99.6%                       272,497,101
                       Other assets less liabilities --                  0.4                          1,191,171
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $273,688,272
                                                                       ======                      =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investment on a tax basis.

              See Notes to Financial Statements

---------------------
    176

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Regional Banks.................................  11.9%
      Financial Services.............................   8.1
      Banking........................................   7.0
      Insurance......................................   6.2
      Metals & Minerals..............................   6.2
      Energy Sources.................................   5.5
      Automotive.....................................   4.8
      Business Services..............................   4.7
      Money Center...................................   4.5
      Telecommunications.............................   4.3
      Electronics....................................   4.1
      Leisure & Tourism..............................   3.3
      Food, Beverage & Tobacco.......................   3.2
      Drugs..........................................   2.8
      Entertainment Products.........................   2.6
      Electric Utilities.............................   2.1
      Investment Banking.............................   2.0
      Energy Services................................   1.5
      Retail.........................................   1.5
      Electrical Equipment...........................   1.3
      Apparel & Textiles.............................   1.2
      Chemicals......................................   1.2
      Housing........................................   1.2
      Real Estate Companies..........................   1.2
      Repurchase Agreement...........................   1.2
      Broadcasting & Media...........................   1.1
      Aerospace & Military Technology................   1.0
      Transportation.................................   1.0
      Household Products.............................   0.9
      Gas & Pipelines Utilities......................   0.8
      Multi-Industry.................................   0.5
      Telephone......................................   0.5
                                                       ----
                                                       99.4%
                                                       ====

      COUNTRY ALLOCATION*
      Japan..........................................      27.4%
      United Kingdom.................................      14.7
      France.........................................      12.4
      Germany........................................       7.8
      Netherlands....................................       6.3
      South Korea....................................       5.1
      Switzerland....................................       4.1
      United States..................................       2.5
      Italy..........................................       2.2
      Greece.........................................       1.9
      Sweden.........................................       1.9
      Australia......................................       1.7
      Norway.........................................       1.7
      Belgium........................................       1.6
      Ireland........................................       1.5
      Canada.........................................       1.2
      Brazil.........................................       1.0
      Spain..........................................       1.0
      Singapore......................................       0.8
      Hungary........................................       0.6
      Mexico.........................................       0.6
      Finland........................................       0.5
      Taiwan.........................................       0.5
      Russia.........................................       0.4
                                                         ------
                                                           99.4%
                                                         ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 96.9%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.7%
                       Macquarie Infrastructure Group(1)...........................   1,008,472   $  2,101,994
                       Spark Infrastructure Group*(2)..............................   1,957,110      1,837,173
                       Sydney Roads Group+.........................................     336,157        270,477
                       Zinifex, Ltd. ..............................................     327,657      2,648,932
                                                                                                  -------------
                                                                                                     6,858,576
                                                                                                  -------------
                       BELGIUM -- 1.6%
                       Belgacom SA.................................................      65,884      2,224,355
                       KBC Groep NV................................................      36,184      3,942,690
                                                                                                  -------------
                                                                                                     6,167,045
                                                                                                  -------------
                       BRAZIL -- 1.0%
                       Petroleo Brasileiro SA ADR..................................      43,350      3,982,998
                                                                                                  -------------
                       CANADA -- 1.2%
                       Teck Cominico, Ltd., Class B................................      71,100      4,701,132
                                                                                                  -------------
                       FINLAND -- 0.5%
                       Rautaruukki Oyj.............................................      68,150      1,936,970
                                                                                                  -------------
                       FRANCE -- 12.4%
                       AXA SA......................................................     222,708      7,681,156
                       BNP Paribas.................................................      99,224      9,658,255
                       Credit Agricole SA..........................................     140,300      5,640,030
                       France Telecom SA...........................................     140,298      2,939,154
                       Renault SA..................................................      45,074      4,925,758
                       Schneider Electric SA.......................................      34,235      3,520,409
                       Societe Generale............................................      47,536      7,092,388
                       Technip SA..................................................      61,438      3,299,338
                       Vivendi SA..................................................     124,995      4,232,816
                                                                                                  -------------
                                                                                                    48,989,304
                                                                                                  -------------
                       GERMANY -- 7.8%
                       Adidas AG...................................................      57,192      2,668,044
                       Allianz AG..................................................      35,234      5,535,074
                       BASF AG.....................................................      58,360      4,697,337
                       Bayerische Motoren Werke AG.................................      47,400      2,446,776
                       Deutsche Bank AG............................................      69,336      7,993,427
                       E.ON AG.....................................................      45,674      5,506,505
                       Muenchener Rueckversicherungs AG............................      14,328      1,973,568
                                                                                                  -------------
                                                                                                    30,820,731
                                                                                                  -------------
                       GREECE -- 1.9%
                       Hellenic Telecommunications Organization SA+................     133,917      3,055,232
                       National Bank of Greece SA..................................     114,235      4,439,002
                                                                                                  -------------
                                                                                                     7,494,234
                                                                                                  -------------
                       HUNGARY -- 0.6%
                       MOL Hungarian Oil and Gas Co. ADR...........................      20,576      2,269,533
                                                                                                  -------------

---------------------
    178

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       IRELAND -- 1.5%
                       Bank of Ireland (Dublin)....................................     243,662   $  4,295,304
                       Bank of Ireland (London)....................................      87,504      1,554,827
                                                                                                  -------------
                                                                                                     5,850,131
                                                                                                  -------------
                       ITALY -- 2.2%
                       Banca Intesa SpA............................................     477,604      2,762,189
                       UniCredito Italiano SpA.....................................     796,685      6,131,556
                                                                                                  -------------
                                                                                                     8,893,745
                                                                                                  -------------
                       JAPAN -- 27.4%
                       Acom Co., Ltd. .............................................      35,090      1,591,591
                       Brother Industries, Ltd. ...................................     178,000      1,780,854
                       Canon Marketing Japan, Inc. ................................     113,000      2,473,985
                       Dai Nippon Printing Co., Ltd. ..............................     265,000      4,174,539
                       Daiichi Sankyo Co., Ltd. ...................................     131,100      3,602,120
                       Daito Trust Construction Co., Ltd. .........................      85,500      4,646,212
                       East Japan Railway Co. .....................................         521      3,876,427
                       Japan Tobacco, Inc. ........................................       1,315      5,035,414
                       JFE Holdings, Inc. .........................................      66,800      2,668,621
                       Konica Minolta Holdings, Inc.+..............................     259,000      3,300,615
                       Lawson, Inc. ...............................................     105,300      3,591,286
                       Matsushita Electric Industrial Co., Ltd. ...................     349,000      7,260,369
                       Mizuho Financial Group, Inc. ...............................         523      4,393,118
                       Nippon Steel Corp. .........................................     692,000      2,692,067
                       Nissan Motor Co., Ltd. .....................................     347,000      3,741,044
                       Nomura Holdings, Inc. ......................................     264,600      4,696,768
                       Omron Corp. ................................................     195,000      4,907,105
                       Ono Pharmaceutical Co., Ltd. ...............................      74,500      3,658,555
                       Onward Kashiyama Co., Ltd. .................................     155,000      2,060,447
                       ORIX Corp. .................................................       8,260      2,165,057
                       Osaka Gas Co., Ltd. ........................................     564,000      1,903,860
                       Rohm Co., Ltd. .............................................      30,000      2,551,354
                       Sankyo Co., Ltd. ...........................................      59,600      3,269,955
                       Sanyo Shinpan Finance Co., Ltd. ............................      41,900      1,772,559
                       Shimizu Corp. ..............................................     776,000      4,142,457
                       Suzuki Motor Corp. .........................................     239,800      5,867,146
                       Tanabe Seiyaku Co., Ltd. ...................................     294,000      3,856,915
                       The Iyo Bank, Ltd. .........................................     244,000      2,447,555
                       The Kansai Electric Power Co., Inc. ........................     117,900      2,714,955
                       Tokyo Gas Co., Ltd. ........................................     237,000      1,178,333
                       TonenGeneral Sekiyu K.K.....................................     237,000      2,369,070
                       Toyo Suisan Kaisha, Ltd. ...................................     238,000      3,842,627
                                                                                                  -------------
                                                                                                   108,232,980
                                                                                                  -------------
                       MEXICO -- 0.6%
                       Wal-Mart de Mexico SA de CV, Series V.......................     760,600      2,345,379
                                                                                                  -------------
                       NETHERLANDS -- 6.3%
                       ABN AMRO Holding NV.........................................     233,674      6,468,391
                       European Aeronautic Defence and Space Co.(2) ...............     131,314      3,782,549
                       ING Groep NV................................................     234,956      9,538,222
                       Koninklijke (Royal) KPN NV..................................     243,667      2,767,104
                       STMicroelectronics NV.......................................     164,485      2,452,021
                                                                                                  -------------
                                                                                                    25,008,287
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       NORWAY -- 1.7%
                       Aker Kvaerner ASA...........................................      31,200   $  3,143,066
                       Norsk Hydro ASA.............................................     128,555      3,655,394
                                                                                                  -------------
                                                                                                     6,798,460
                                                                                                  -------------
                       RUSSIA -- 0.4%
                       OAO Gazprom ADR.............................................      41,522      1,730,637
                                                                                                  -------------
                       SINGAPORE -- 0.8%
                       Singapore Airlines, Ltd. ...................................     393,000      3,235,900
                                                                                                  -------------
                       SOUTH KOREA -- 5.1%
                       Daegu Bank..................................................     148,810      2,687,367
                       GS Holdings Corp. ..........................................      51,980      1,801,233
                       Hynix Semiconductor, Inc.+..................................      56,520      1,923,053
                       Hynix Semiconductor, Inc. GDR+*(2)..........................      12,795        431,831
                       Hyundai Motor Co. ..........................................      26,650      2,039,484
                       POSCO.......................................................      24,463      5,967,210
                       Pusan Bank..................................................     130,080      1,709,070
                       Samsung Electronics Co., Ltd. ..............................       3,016      1,919,732
                       SK Corp. ...................................................      21,570      1,510,713
                                                                                                  -------------
                                                                                                    19,989,693
                                                                                                  -------------
                       SPAIN -- 1.0%
                       Repsol YPF SA...............................................     136,599      3,838,815
                                                                                                  -------------
                       SWEDEN -- 1.9%
                       Investor AB, Class B........................................     141,200      2,586,134
                       Skanska AB, Class B.........................................     305,400      4,788,395
                                                                                                  -------------
                                                                                                     7,374,529
                                                                                                  -------------
                       SWITZERLAND -- 4.1%
                       Credit Suisse Group.........................................     173,161      9,702,532
                       Holcim, Ltd. ...............................................      36,920      2,881,773
                       Nestle SA...................................................      11,486      3,763,951
                                                                                                  -------------
                                                                                                    16,348,256
                                                                                                  -------------
                       TAIWAN -- 0.5%
                       United Microelectronics Corp. ..............................   3,836,000      2,108,336
                                                                                                  -------------
                       UNITED KINGDOM -- 14.7%
                       Barclays PLC................................................     712,479      8,358,118
                       Barratt Developments PLC....................................     268,803      4,865,581
                       British Airways PLC+........................................     494,732      3,576,496
                       HSBC Holdings PLC...........................................     614,509     11,146,134
                       Ladbrokes PLC...............................................     402,601      2,904,826
                       Reckitt Benckiser PLC.......................................      85,519      3,431,419
                       Royal Bank of Scotland Group PLC............................     298,570      9,715,633
                       Royal Dutch Shell PLC, Class B..............................     131,330      4,835,344
                       Vodafone Group PLC..........................................   3,781,761      8,212,282
                       Xstrata PLC.................................................      21,560        925,095
                                                                                                  -------------
                                                                                                    57,970,928
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $344,574,077)......................                382,946,599
                                                                                                  -------------
                       EXCHANGE TRADED FUNDS -- 1.4%
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 1.4%
                       iShares MSCI EAFE Index Fund (cost $5,581,078)..............      86,282      5,687,709
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $350,155,155)...                388,634,308
                                                                                                  -------------

---------------------
    180

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 1.1%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America, bearing interest at 5.24%, dated 07/31/06, to be purchased 08/01/06 in the amount of
                         $4,524,658 and collateralized by $4,745,000 of Federal
                         Home Mtg. Corp. Notes, bearing interest at 5.67%, due
                         01/29/07 and having an approximate value of $4,614,478
                         (cost $4,524,000).........................................  $4,524,000   $  4,524,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $354,679,155)@                            99.4%                      393,158,308
                       Other assets less liabilities --                   0.6                         2,469,884
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $395,628,192
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               @   See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand of registration of these securities. At July 31, 2006, the aggregate value of these securities was $2,269,004 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Fair Value; see Note 2
              (2) Illiquid security
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    JPMorgan Investment Management, Inc.
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Banks..........................................  12.4%
      Energy Services................................   9.6
      Financial Services.............................   6.9
      Insurance......................................   6.8
      Drugs..........................................   6.6
      Food, Beverage & Tobacco.......................   5.8
      Metals & Minerals..............................   4.9
      Energy Sources.................................   3.9
      Retail.........................................   3.5
      Telecommunications.............................   3.3
      Electronics....................................   3.2
      Automotive.....................................   3.1
      Machinery......................................   2.8
      Multi-Industry.................................   2.8
      Broadcasting & Media...........................   2.3
      Transportation.................................   2.2
      Business Services..............................   1.8
      Electric Utilities.............................   1.6
      Household Products.............................   1.4
      Telephone......................................   1.4
      Aerospace & Military Technology................   1.3
      Computers & Business Equipment.................   1.3
      Leisure & Tourism..............................   1.3
      Computer Software..............................   1.2
      Real Estate Companies..........................   1.2
      Chemicals......................................   1.1
      Entertainment Products.........................   0.9
      Housing........................................   0.9
      Gas & Pipeline Utilities.......................   0.8
      Medical Products...............................   0.8
      Apparel & Textiles.............................   0.7
      Communication Equipment........................   0.7
      Health Services................................   0.4
      Time Deposit...................................   0.4
      Forest Products................................   0.3
      Internet Content...............................   0.2
                                                       ----
                                                       99.8%
                                                       ====

      COUNTRY ALLOCATION*
      United States..................................  46.7%
      United Kingdom.................................  11.8
      Japan..........................................  11.3
      France.........................................   6.0
      Switzerland....................................   4.6
      Germany........................................   4.5
      Canada.........................................   2.0
      Italy..........................................   1.7
      Spain..........................................   1.5
      Finland........................................   1.3
      Netherlands....................................   1.2
      Australia......................................   0.9
      Hong Kong......................................   0.8
      Mexico.........................................   0.8
      Norway.........................................   0.8
      Luxembourg.....................................   0.7
      Taiwan.........................................   0.7
      Brazil.........................................   0.5
      Belgium........................................   0.4
      Bermuda........................................   0.4
      Greece.........................................   0.4
      India..........................................   0.3
      Russia.........................................   0.3
      Cayman Island..................................   0.2
                                                       ----
                                                       99.8%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    182

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    JPMorgan Investment Management, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.9%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.9%
                       BHP Billiton, Ltd. .........................................      54,024   $  1,149,639
                       Zinifex, Ltd. ..............................................     112,729        911,354
                                                                                                  -------------
                                                                                                     2,060,993
                                                                                                  -------------
                       BELGIUM -- 0.4%
                       KBC Groep NV................................................       9,206      1,003,106
                                                                                                  -------------
                       BERMUDA -- 0.4%
                       Weatherford International, Ltd.+............................      21,410      1,002,844
                                                                                                  -------------
                       BRAZIL -- 0.5%
                       Petroleo Brasileiro SA ADR..................................      11,998      1,102,376
                                                                                                  -------------
                       CANADA -- 2.0%
                       Bank Montreal Quebec ADR....................................      17,500        992,075
                       Falconbridge, Ltd. .........................................      17,720        975,015
                       IPSCO, Inc. ................................................      10,033        944,206
                       Teck Cominico, Ltd., Class B................................      15,255      1,008,661
                       Toronto-Dominion Bank.......................................      17,080        871,582
                                                                                                  -------------
                                                                                                     4,791,539
                                                                                                  -------------
                       CAYMAN ISLAND -- 0.2%
                       Garmin, Ltd.................................................       5,972        567,280
                                                                                                  -------------
                       FINLAND -- 1.3%
                       Fortum Oyj+.................................................      37,340      1,012,155
                       Kesko Oyj, Class B+.........................................      21,030        873,877
                       Nokia Oyj...................................................      58,150      1,153,581
                                                                                                  -------------
                                                                                                     3,039,613
                                                                                                  -------------
                       FRANCE -- 6.0%
                       Assurances Generales de France+.............................       8,316      1,004,923
                       AXA SA......................................................      33,837      1,167,031
                       BNP Paribas.................................................      10,548      1,026,720
                       Cie de Saint-Gobain SA......................................      14,943      1,067,030
                       CNP Assurances..............................................       9,820        935,160
                       Credit Agricole SA..........................................      27,891      1,121,212
                       Lafarge SA..................................................       8,288      1,002,598
                       Renault SA..................................................       9,895      1,081,341
                       Sanofi-Synthelabo SA........................................      11,690      1,111,748
                       Societe Generale............................................       6,887      1,027,543
                       Suez SA.....................................................      23,961        993,529
                       Total SA....................................................      20,908      1,422,195
                       Vallourec SA................................................       1,985        431,566
                       Vivendi SA..................................................      26,176        886,421
                                                                                                  -------------
                                                                                                    14,279,017
                                                                                                  -------------
                       GERMANY -- 4.1%
                       Allianz AG+.................................................       6,420      1,008,548
                       BASF AG.....................................................      11,852        953,955
                       Commerzbank AG..............................................      28,460        997,576
                       Deutsche Bank AG............................................       8,976      1,034,801

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Deutsche Lufthansa AG.......................................      50,968   $    952,509
                       E.ON AG.....................................................       8,723      1,051,654
                       Henkel KGaA.................................................       9,302        998,001
                       Puma AG+....................................................       2,523        915,008
                       ThyssenKrupp AG.............................................      21,830        764,067
                       Volkswagen AG...............................................      13,555      1,017,266
                                                                                                  -------------
                                                                                                     9,693,385
                                                                                                  -------------
                       GREECE -- 0.4%
                       Piraeus Bank PLC+...........................................      39,090        978,698
                                                                                                  -------------
                       HONG KONG -- 0.8%
                       China Netcom Group Corp., Ltd.+.............................     542,500        988,623
                       Swire Pacific, Ltd., Class A................................      93,500        969,872
                                                                                                  -------------
                                                                                                     1,958,495
                                                                                                  -------------
                       INDIA -- 0.3%
                       Reliance Industries, Ltd. GDR*+.............................      18,646        788,539
                                                                                                  -------------
                       ITALY -- 1.7%
                       Banche Popolari Unite Scrl+.................................      27,920        751,105
                       ENI SpA.....................................................      33,708      1,033,837
                       Fiat SpA+...................................................      75,850      1,072,581
                       UniCredito Italiano SpA.....................................     157,959      1,215,706
                                                                                                  -------------
                                                                                                     4,073,229
                                                                                                  -------------
                       JAPAN -- 11.3%
                       Bank of Yokohama, Ltd. .....................................     129,000      1,034,070
                       Canon, Inc. ................................................      23,400      1,124,637
                       Daiichi Sankyo Co., Ltd. ...................................      37,400      1,027,607
                       Daiwa Securities Group, Inc. ...............................      91,000      1,016,800
                       Eisai Co., Ltd.+............................................      22,000      1,015,134
                       Honda Motor Co., Ltd. ......................................      34,800      1,147,403
                       Izumi Co+...................................................      26,700        912,940
                       Japan Tobacco, Inc.+........................................         264      1,010,912
                       Kirin Brewery Co., Ltd. ....................................      53,000        785,904
                       Komatsu, Ltd. ..............................................      56,000      1,125,910
                       Kubota Corp. ...............................................      92,000        845,811
                       Makita Corp.+...............................................      30,800      1,010,144
                       Marubeni Corp. .............................................      94,000        499,333
                       Mazda Motor Corp............................................     154,000      1,002,085
                       Mitsubishi Corp. ...........................................      48,900      1,002,355
                       Mitsubishi Tokyo Financial Group, Inc. .....................          80      1,130,446
                       Mitsui Fudosan Co., Ltd. ...................................      40,000        849,579
                       Mizuho Financial Group, Inc. ...............................         144      1,209,577
                       Nintendo Co., Ltd. .........................................       6,300      1,176,528
                       Nippon Mitsubishi Oil Corp. ................................     129,000      1,010,441
                       Nippon Suisan Kaisha, Ltd...................................     146,100        762,072
                       Nippon Telegraph & Telephone Corp. .........................         191        997,941
                       Nippon Yusen Kabushiki Kaisha...............................     112,000        720,973
                       Sony Corp. .................................................      21,300        980,976
                       Sumitomo Mitsui Financial Group, Ltd. ......................          89        947,098
                       Tokyo Electric Power Co., Inc. .............................      31,000        832,832
                       Toyota Motor Corp. .........................................      20,000      1,057,177
                       Yamatake Corp. .............................................      38,200        891,317
                                                                                                  -------------
                                                                                                    27,128,002
                                                                                                  -------------
                       LUXEMBOURG -- 0.7%
                       Arcelor.....................................................      17,220        917,268
                       Tenaris SA..................................................      41,189        786,066
                                                                                                  -------------
                                                                                                     1,703,334
                                                                                                  -------------

---------------------
    184

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MEXICO -- 0.8%
                       America Movil SA de CV, Series L ADR........................      30,663   $  1,097,122
                       Fomento Economico Mexicano SA de CV ADR+....................       8,846        776,679
                                                                                                  -------------
                                                                                                     1,873,801
                                                                                                  -------------
                       NETHERLANDS -- 1.2%
                       DSM NV......................................................      21,570        843,138
                       Fortis+.....................................................      30,224      1,075,237
                       ING Groep NV................................................      26,073      1,058,453
                                                                                                  -------------
                                                                                                     2,976,828
                                                                                                  -------------
                       NORWAY -- 0.8%
                       Orkla ASA...................................................      20,246        917,806
                       Telenor ASA.................................................      83,228      1,061,564
                                                                                                  -------------
                                                                                                     1,979,370
                                                                                                  -------------
                       RUSSIA -- 0.3%
                       MMC Norilsk Nickel ADR......................................       4,920        671,580
                                                                                                  -------------
                       SPAIN -- 1.5%
                       Banco Bilbao Vizcaya Argentaria SA..........................      49,200      1,045,792
                       Banco Santander Central Hispano SA+.........................      64,091        970,976
                       Fomento de Construcciones y Contratas SA....................       9,380        731,502
                       Repsol YPF SA...............................................      29,820        838,026
                                                                                                  -------------
                                                                                                     3,586,296
                                                                                                  -------------
                       SWITZERLAND -- 4.6%
                       ABB, Ltd. ..................................................      78,900      1,019,471
                       Credit Suisse Group.........................................      18,015      1,009,414
                       Nestle SA...................................................       3,966      1,299,654
                       Novartis AG.................................................      31,689      1,800,058
                       Roche Holding AG............................................       9,790      1,742,319
                       Royal Dutch Shell PLC, Class B..............................      26,384        971,413
                       UBS AG......................................................      18,232        991,941
                       Xstrata PLC.................................................      25,877      1,110,329
                       Zurich Financial Services AG................................       4,665      1,047,260
                                                                                                  -------------
                                                                                                    10,991,859
                                                                                                  -------------
                       TAIWAN -- 0.7%
                       Hon Hai Precision Industry Co. Ltd. GDR.....................      76,801        910,860
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR............      98,673        855,495
                                                                                                  -------------
                                                                                                     1,766,355
                                                                                                  -------------
                       UNITED KINGDOM -- 11.7%
                       3I Group PLC................................................      48,933        848,255
                       AstraZeneca PLC.............................................      21,085      1,287,554
                       Aviva PLC...................................................      69,258        928,905
                       Barclays PLC................................................      85,923      1,007,966
                       Barratt Developments PLC....................................      53,931        976,200
                       BG Group PLC+...............................................      88,233      1,186,698
                       Boots Group PLC.............................................      54,494        800,107
                       BP PLC......................................................     201,735      2,430,624
                       British Airways PLC+........................................     158,217      1,143,776
                       British Energy PLC..........................................      56,860        779,614
                       British Land Co. PLC........................................      42,067      1,074,204
                       Centrica PLC................................................     204,237      1,117,838
                       Dixons Group PLC............................................     200,000        745,332
                       GlaxoSmithKline PLC.........................................      63,858      1,766,636
                       HSBC Holdings PLC...........................................      59,745      1,083,671
                       International Power PLC.....................................     189,790      1,044,084
                       Legal & General Group PLC+..................................     411,770        955,714
                       Man Group PLC...............................................      22,346      1,024,357
                       Rio Tinto PLC...............................................      22,010      1,136,821
                       Royal Bank of Scotland Group PLC............................      31,200      1,015,265

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Scottish & Newcastle PLC....................................      83,160   $    829,531
                       Standard Chartered PLC......................................      42,025      1,062,926
                       Tesco PLC...................................................     154,520      1,037,673
                       Vedanta Resources PLC.......................................      33,764        832,539
                       Vodafone Group PLC..........................................     413,647        898,255
                       WPP Group PLC...............................................      83,234        984,973
                                                                                                  -------------
                                                                                                    27,999,518
                                                                                                  -------------
                       UNITED STATES -- 46.3%
                       Agilent Technologies, Inc.+.................................      26,968        766,970
                       ALLTEL Corp. ...............................................      13,550        747,553
                       Altria Group, Inc. .........................................      16,968      1,356,931
                       American Capital Strategies, Ltd. ..........................      25,140        879,900
                       American Financial Group, Inc. .............................      22,190        934,421
                       AmeriCredit Corp.+..........................................      36,141        888,707
                       Apache Corp. ...............................................      13,100        923,157
                       Apple Computer, Inc.+.......................................      13,116        891,363
                       Archer-Daniels-Midland Co. .................................      20,228        890,032
                       Assurant, Inc. .............................................      19,542        941,338
                       AT&T, Inc. .................................................      35,140      1,053,849
                       Bank of America Corp. ......................................      68,173      3,512,955
                       BellSouth Corp. ............................................      33,414      1,308,826
                       Best Buy Co., Inc. .........................................      17,540        795,264
                       Bristol-Myers Squibb Co. ...................................      19,766        473,791
                       Burlington Northern Santa Fe Corp. .........................      12,764        879,567
                       Caterpillar, Inc. ..........................................      12,984        920,176
                       CenturyTel, Inc. ...........................................      20,980        809,199
                       ChevronTexaco Corp. ........................................      19,277      1,268,041
                       Chubb Corp. ................................................      15,300        771,426
                       CIGNA Corp. ................................................       4,980        454,425
                       CIT Group, Inc. ............................................      19,200        881,472
                       Citigroup, Inc. ............................................      24,420      1,179,730
                       Citrix Systems, Inc.+.......................................      26,701        848,291
                       Clear Channel Communications, Inc. .........................      23,310        674,825
                       ConocoPhillips..............................................      22,000      1,510,080
                       Consolidated Edison, Inc. ..................................      17,390        815,069
                       Convergys Corp.+............................................      36,972        705,426
                       Countrywide Financial Corp. ................................      27,068        969,846
                       CSX Corp. ..................................................      14,240        864,083
                       Cummins, Inc. ..............................................       9,469      1,107,873
                       DIRECTV Group, Inc.+........................................      56,519        963,649
                       Dress Barn, Inc.+...........................................      21,480        463,538
                       Duke Energy Holding Corp. ..................................      26,090        791,049
                       Exxon Mobil Corp. ..........................................      66,040      4,473,550
                       Federated Department Stores, Inc. ..........................      20,340        714,137
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............      14,180        773,661
                       Freescale Semiconductor, Inc., Class B+.....................      34,990        997,915
                       Frontier Oil Corp. .........................................      18,140        639,435
                       GATX Corp. .................................................      21,510        842,977
                       General Electric Co. .......................................      92,940      3,038,209
                       Genworth Financial, Inc., Class A...........................      27,469        942,187
                       Gilead Sciences, Inc.+......................................      16,690      1,026,101
                       Goldman Sachs Group, Inc. ..................................       6,189        945,370
                       Google, Inc., Class A+......................................       1,454        562,116
                       Hartford Financial Services Group, Inc. ....................      11,300        958,692
                       Hess Corp. .................................................      15,660        828,414
                       Hewlett-Packard Co. ........................................      33,100      1,056,221
                       Home Depot, Inc. ...........................................      22,500        780,975
                       Ingersoll-Rand Co., Class A.................................      23,300        834,140
                       Intersil Corp. .............................................      23,864        561,043

---------------------
    186

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Johnson & Johnson...........................................      32,660   $  2,042,883
                       Jones Lang Lasalle, Inc. ...................................      10,660        870,922
                       Kerr-McGee Corp. ...........................................      17,940      1,259,388
                       Key Corp. ..................................................      20,910        771,579
                       King Pharmaceuticals, Inc.+.................................      33,427        568,928
                       Kraft Foods, Inc., Class A..................................      41,085      1,331,154
                       Lam Research Corp.+.........................................      21,915        911,445
                       Leap Wireless International, Inc. ..........................      15,674        700,628
                       Lehman Brothers Holdings, Inc. .............................      15,000        974,250
                       Lincoln National Corp. .....................................      18,165      1,029,592
                       Lockheed Martin Corp. ......................................      13,633      1,086,277
                       Loews Corp. ................................................      18,760      1,076,449
                       Marathon Oil Corp. .........................................      14,621      1,325,247
                       McDonald's Corp. ...........................................      27,900        987,381
                       MEMC Electronic Materials, Inc.+............................      21,180        644,296
                       Merck & Co., Inc. ..........................................      25,050      1,008,763
                       MetLife, Inc. ..............................................      17,800        925,600
                       Microsoft Corp. ............................................      88,700      2,131,461
                       Morgan Stanley..............................................      11,410        758,765
                       Motorola, Inc. .............................................      38,800        883,088
                       News Corp. .................................................      50,578      1,017,629
                       Nordstrom, Inc. ............................................      22,300        764,890
                       Norfolk Southern Corp. .....................................      19,212        834,185
                       Northrop Grumman Corp. .....................................      15,140      1,002,117
                       Novellus Systems, Inc.+.....................................      34,260        867,121
                       NVIDIA Corp.+...............................................      21,557        477,056
                       Occidental Petroleum Corp. .................................      10,359      1,116,182
                       Office Depot, Inc.+.........................................      26,881        969,060
                       Old Republic International Corp. ...........................      46,240        983,525
                       PepsiCo, Inc. ..............................................      15,600        988,728
                       Pfizer, Inc. ...............................................      77,234      2,007,312
                       PG&E Corp. .................................................      24,565      1,023,869
                       Phelps Dodge Corp. .........................................       5,794        506,048
                       PNC Financial Services Group, Inc. .........................      15,027      1,064,513
                       Procter & Gamble Co. .......................................      40,450      2,273,290
                       Prudential Financial, Inc. .................................      13,000      1,022,320
                       QUALCOMM, Inc. .............................................      22,700        800,402
                       Reynolds American, Inc. ....................................       6,700        849,426
                       Ryder System, Inc. .........................................      15,620        787,248
                       Safeway, Inc. ..............................................      40,672      1,142,070
                       Sempra Energy...............................................      20,956      1,011,337
                       Temple-Inland, Inc. ........................................      17,382        739,430
                       Terex Corp.+................................................      23,236      1,041,902
                       The Bear Stearns Cos., Inc. ................................       6,995        992,381
                       Time Warner, Inc. ..........................................      53,553        883,624
                       U.S. Bancorp................................................      33,630      1,076,160
                       United Technologies Corp. ..................................      17,600      1,094,544
                       V.F. Corp. .................................................      12,750        864,705
                       Valero Energy Corp. ........................................      17,650      1,190,139
                       Veritas DGC, Inc.+..........................................      22,720      1,301,174
                       Wachovia Corp. .............................................      17,400        933,162
                       Walt Disney Co. ............................................      35,300      1,048,057
                       Washington Mutual, Inc. ....................................      23,044      1,030,067
                       Wesco International, Inc.+..................................      13,089        762,434
                       Windstream Corp. ...........................................      14,009        175,533
                       Wyeth.......................................................      19,803        959,851
                       Zions Bancorp...............................................      10,657        875,366
                                                                                                  -------------
                                                                                                   110,982,918
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $210,981,873)......................                236,998,975
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       PREFERRED STOCK -- 0.5%                                         SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 0.1%
                       Vodafone Group PLC 4.25%(1).................................     472,740   $    132,462
                                                                                                  -------------
                       GERMANY -- 0.4%
                       Fresenius AG 8.00%..........................................       6,130      1,008,015
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $1,000,110).....................                  1,140,477
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $211,981,983)...                238,139,452
                                                                                                  -------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.4%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.80%
                         due 08/01/06 (cost $1,037,000)............................  $1,037,000      1,037,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $213,018,983)@                            99.8%                    239,176,452
                       Other assets less liabilities --                   0.2                         590,360
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $239,766,812
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the aggregate value of these securities was $788,539 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Fair valued security; see Note 2
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------
    188

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Banks..........................................  11.3%
      Repurchase Agreement...........................   9.6
      Energy Services................................   7.6
      Drugs..........................................   6.3
      Financial Services.............................   5.9
      Food, Beverage & Tobacco.......................   5.2
      Metals & Minerals..............................   5.2
      Telecommunications.............................   5.0
      Automotive.....................................   4.3
      Insurance......................................   4.0
      Energy Sources.................................   3.2
      Electronics....................................   3.0
      Real Estate Companies..........................   2.5
      Chemicals......................................   2.4
      Retail.........................................   2.1
      Machinery......................................   1.9
      Transportation.................................   1.6
      Business Services..............................   1.5
      Multi-Industry.................................   1.5
      Entertainment Products.........................   1.2
      Broadcasting & Media...........................   1.0
      Electric Utilities.............................   1.0
      Housing........................................   1.0
      Computers & Business Equipment.................   0.9
      Leisure & Tourism..............................   0.9
      Computer Software..............................   0.8
      Gas & Pipeline Utilities.......................   0.8
      Household Products.............................   0.8
      Apparel & Textiles.............................   0.7
      Electrical Equipment...........................   0.7
      Medical Products...............................   0.6
      Forest Products................................   0.5
      Aerospace & Military Technology................   0.4
      Building Materials.............................   0.4
      Utilities......................................   0.4
      Internet Content...............................   0.3
      Real Estate Investment Trusts..................   0.3
      Telephone......................................   0.3
      Commerce.......................................   0.1
      Computer Services..............................   0.1
                                                       ----
                                                       97.3%
                                                       ====

      COUNTRY ALLOCATION*
      Japan..........................................  25.2%
      United Kingdom.................................  18.6
      United States..................................   9.8
      Germany........................................   9.1
      France.........................................   5.9
      Switzerland....................................   5.1
      Australia......................................   3.6
      Netherlands....................................   2.9
      Hong Kong......................................   2.5
      Spain..........................................   2.5
      Sweden.........................................   1.5
      Brazil.........................................   1.4
      Russia.........................................   1.4
      Finland........................................   1.2
      Singapore......................................   1.2
      Mexico.........................................   0.8
      Turkey.........................................   0.7
      Austria........................................   0.6
      Belgium........................................   0.6
      Norway.........................................   0.5
      Poland.........................................   0.5
      South Africa...................................   0.5
      Denmark........................................   0.4
      Bermuda........................................   0.2
      Greece.........................................   0.2
      Cayman Island..................................   0.1
      Ireland........................................   0.1
      Italy..........................................   0.1
      Portugal.......................................   0.1
                                                       ----
                                                       97.3%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 85.9%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 3.6%
                       Alumina, Ltd. ..............................................       52,297   $    255,279
                       Amcor, Ltd. ................................................       40,608        210,668
                       AMP, Ltd. ..................................................       27,087        187,019
                       Australia & New Zealand Banking Group, Ltd. ................       29,452        569,869
                       Australian Gas Light Co., Ltd. .............................        9,471        138,040
                       BHP Billiton, Ltd. .........................................      161,702      3,441,043
                       BHP Steel, Ltd. ............................................       33,039        173,427
                       Boral, Ltd. ................................................       26,902        155,231
                       Brambles Industries, Ltd. ..................................       20,164        167,805
                       Caltex Australia, Ltd. .....................................       18,358        343,112
                       Coca-Cola Amatil, Ltd. .....................................       10,726         56,302
                       Coles Myer, Ltd. ...........................................       21,879        190,628
                       Commonwealth Bank of Australia..............................       24,337        835,495
                       CSL, Ltd. ..................................................        1,764         71,305
                       CSR, Ltd. ..................................................       43,640        113,366
                       Foster's Group, Ltd. .......................................       41,581        171,426
                       Insurance Australia Group, Ltd. ............................       34,616        137,937
                       James Hardie Industries NV..................................       21,511        115,387
                       John Fairfax Holdings, Ltd. ................................       20,435         62,637
                       Leighton Holdings, Ltd. ....................................        4,415         65,195
                       Lend Lease Corp., Ltd. .....................................        8,631         94,249
                       Macquarie Bank, Ltd. .......................................        4,257        201,763
                       Macquarie Infrastructure Group(2)...........................       47,453         98,908
                       Mayne Pharma, Ltd. .........................................       18,338         38,644
                       National Australia Bank, Ltd. ..............................       32,344        889,789
                       Newcrest Mining, Ltd. ......................................       14,978        219,912
                       OMV AG......................................................       10,594        649,844
                       OneSteel, Ltd. .............................................       23,737         70,940
                       Orica, Ltd. ................................................       12,911        231,711
                       Origin Energy, Ltd. ........................................      131,532        760,987
                       Pacific Dunlop, Ltd. .......................................        3,411         21,930
                       Paperlinx, Ltd. ............................................       19,267         50,789
                       QBE Insurace Group, Ltd. ...................................       14,143        238,973
                       Rinker Group, Ltd. .........................................       42,922        433,176
                       Rio Tinto, Ltd. ............................................       14,025        799,174
                       Santos, Ltd. ...............................................       96,592        851,212
                       Sonic Healthcare, Ltd. .....................................        2,396         23,189
                       Stockland Trust Group.......................................          775          4,062
                       Suncorp-Metway, Ltd. .......................................       11,162        165,509
                       Sydney Roads Group..........................................       15,818         12,727
                       Symbion Health, Ltd. .......................................       18,338         43,141
                       TABCORP Holdings, Ltd. .....................................        8,263         97,195
                       Telstra Corp., Ltd. ........................................       43,967        128,703
                       Toll Holdings, Ltd. ........................................        7,621         83,336
                       Transurban Group............................................       12,442         67,503
                       Wesfarmers, Ltd. ...........................................        7,653        207,603
                       Westpac Banking Corp., Ltd. ................................       34,417        580,222

---------------------
    190

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA (continued)
                       Woodside Petroleum, Ltd. ...................................       52,842   $  1,732,688
                       Woolworths, Ltd. ...........................................       20,757        302,852
                                                                                                   -------------
                                                                                                     16,561,902
                                                                                                   -------------
                       AUSTRIA -- 0.6%
                       Andritz AG..................................................          454         79,452
                       Bank Austria Creditanstalt AG...............................        1,650        212,099
                       Boehler-Uddeholm AG.........................................        2,328        121,628
                       Erste Bank der Oesterreichischen Sparkassen AG..............       11,992        691,787
                       Flughafen Wien AG...........................................          683         52,173
                       Immofinanz Immobilien Anlagen AG+...........................       22,061        253,345
                       Mayr-Melnhof Karton AG......................................          278         46,844
                       Oesterreichische Elektrizitaetswirtschafts AG, Class A......        4,120        199,306
                       Raiffeis International Bank Holding AG......................        1,766        151,686
                       Telekom Austria AG..........................................       21,541        486,766
                       Voestalpine AG..............................................        1,179        174,190
                       Wiener Stadtische Allgemeine Versicherung AG................        1,451         84,520
                       Wienerberger AG.............................................        3,789        179,615
                                                                                                   -------------
                                                                                                      2,733,411
                                                                                                   -------------
                       BELGIUM -- 0.6%
                       AGFA-Gevaert NV.............................................        2,068         47,973
                       Bekaert SA..................................................          183         16,796
                       Belgacom SA.................................................        3,430        115,802
                       Dexia.......................................................       22,191        543,408
                       Fortis......................................................       30,366      1,079,125
                       InBev NV....................................................        1,616         84,842
                       KBC Groupe NV...............................................        3,061        333,533
                       Solvay SA...................................................        2,105        249,801
                       UCB SA......................................................        3,071        179,002
                       Umicore.....................................................          896        113,368
                                                                                                   -------------
                                                                                                      2,763,650
                                                                                                   -------------
                       BERMUDA -- 0.2%
                       Esprit Holdings, Ltd. ......................................       67,519        513,548
                       Kerry Properties, Ltd. .....................................       26,290         86,616
                       Ship Finance International, Ltd. ...........................          505          9,546
                       Yue Yuen Industrial Holdings, Ltd. .........................       42,500        118,691
                                                                                                   -------------
                                                                                                        728,401
                                                                                                   -------------
                       BRAZIL -- 0.1%
                       Arcelor Brasil SA...........................................        2,744         43,907
                       Cia de Bebidas das Americas.................................      111,118         40,095
                       Companhia Brasileira de Distribuicao Grupo Pao de Acuca
                         ADR.......................................................          400         11,980
                       Companhia Siderurgica Nacional SA...........................        3,861        123,701
                       Embresa Brasileira de Aeronautica SA........................       15,646        132,331
                       Souza Cruz SA...............................................        3,000         47,851
                       Uniao de Bancos Brasileiros SA GDR..........................        3,450        239,326
                                                                                                   -------------
                                                                                                        639,191
                                                                                                   -------------
                       CAYMAN ISLAND -- 0.1%
                       Hutchison Telecommunications International, Ltd.+...........       99,000        172,003
                       Kingboard Chemical Holdings, Ltd. ..........................       38,000        111,259
                                                                                                   -------------
                                                                                                        283,262
                                                                                                   -------------
                       DENMARK -- 0.4%
                       Danske Bank A/S.............................................       19,795        759,085
                       DSV A/S.....................................................          800        128,600
                       GN Store Nord A/S...........................................        9,400        133,565
                       Novo Nordisk A/S, Class B...................................        7,800        480,711

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       DENMARK (continued)
                       Novozymes A/S, Class B......................................        1,628   $    108,137
                       Vestas Wind Systems A/S+....................................        4,900        132,118
                                                                                                   -------------
                                                                                                      1,742,216
                                                                                                   -------------
                       FINLAND -- 1.2%
                       Cargotec Corp. .............................................        1,366         55,855
                       Fortum Oyj..................................................        8,420        228,236
                       Kesko Oyj, Class B..........................................        6,336        263,285
                       Kone Corp. .................................................        2,732        122,424
                       Metso Oyj...................................................        7,573        273,090
                       Neste Oil Oyj...............................................        3,303        113,920
                       Nokia Oyj...................................................      151,303      3,001,553
                       Outokumpu Oyj...............................................        8,315        201,810
                       Rautaruukki Oyj.............................................        3,157         89,729
                       Sampo Oyj, Class A..........................................       11,042        208,332
                       Stora Enso Oyj..............................................       20,846        308,094
                       TietoEnator Oyj.............................................        5,549        132,267
                       UPM-Kymmene Oyj.............................................       18,145        402,377
                       Uponor Oyj..................................................        1,067         29,100
                       Wartsila Oyj, Class B.......................................        1,696         65,861
                                                                                                   -------------
                                                                                                      5,495,933
                                                                                                   -------------
                       FRANCE -- 5.9%
                       Accor SA....................................................        8,228        485,372
                       Alcatel SA+.................................................       40,824        460,472
                       Alstom+.....................................................        3,120        270,814
                       Arkema......................................................        1,767         68,482
                       Atos Origin SA+.............................................          413         19,166
                       AXA SA......................................................       70,683      2,437,843
                       BNP Paribas SA..............................................       26,177      2,548,014
                       Bouygues SA.................................................        8,611        429,978
                       Business Objects SA+........................................        1,235         29,801
                       Cap Gemini SA+..............................................        2,957        158,872
                       Carrefour SA................................................        6,477        403,840
                       Cie de Saint-Gobain SA......................................        8,494        606,528
                       CNP Assurances..............................................        2,383        226,934
                       Credit Argicole SA..........................................       10,853        436,288
                       Dassault Systemes SA........................................        1,145         59,251
                       Essilor International SA....................................          754         75,415
                       Establissements Economiques du Casino Guichard-Perrachon
                         SA........................................................          316         25,975
                       France Telecom SA...........................................       45,405        951,206
                       Gecina SA...................................................        1,481        191,264
                       Groupe Danone...............................................        3,938        520,647
                       Hermes International........................................          633         52,478
                       Imerys SA...................................................        1,106         80,318
                       Klepierre...................................................        1,249        158,351
                       L'Air Liquide SA............................................        4,028        812,968
                       Lafarge SA..................................................        5,884        711,786
                       Lagardere SCA...............................................        3,012        211,229
                       LVMH Moet Henessy Louis Vuitton SA..........................        5,200        522,431
                       Michelin SA, Class B........................................        2,309        140,279
                       Neopost SA..................................................        1,152        125,451
                       Peugeot SA..................................................        2,629        137,992
                       Pinault-Printemps-Redoute SA................................        1,345        179,714
                       Publicis Groupe.............................................        2,001         74,995
                       Renault SA..................................................        2,706        295,716
                       Sagem SA....................................................        1,739         33,832
                       Sanofi-Synthelabo SA........................................       29,525      2,807,900
                       Schneider Electric SA.......................................        5,897        606,393
                       Societe BIC SA..............................................          620         37,200
                       Societe Generale, Class A...................................       10,273      1,532,735

---------------------
    192

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Societe Television Francaise 1..............................        2,466   $     78,594
                       Sodexho Alliance SA.........................................        4,236        214,982
                       STMicroelectronics NV.......................................        6,570         97,941
                       Suez Lyonn Eaux+............................................        1,896             24
                       Suez SA.....................................................       17,402        721,879
                       Technip SA..................................................        1,196         64,227
                       Thales SA...................................................        3,391        134,888
                       Thomson.....................................................        5,184         87,080
                       Total SA....................................................       70,684      4,808,036
                       Unibail (Union du Credit-Bail Immobilier)...................        2,019        374,739
                       Valeo SA....................................................        1,692         61,837
                       Veolia Environnement........................................        3,248        176,415
                       Vinci SA....................................................        3,888        395,088
                       Vivendi Universal SA........................................       18,823        637,420
                       Zodiac SA...................................................          301         17,249
                                                                                                   -------------
                                                                                                     26,798,329
                                                                                                   -------------
                       GERMANY -- 8.8%
                       Adidas Salomon AG...........................................       11,672        544,507
                       Allianz AG..................................................       21,714      3,411,154
                       Altana AG...................................................        4,006        229,816
                       BASF AG.....................................................       29,890      2,405,816
                       Bayer AG....................................................       36,521      1,799,365
                       Beiersdorf AG...............................................        2,877        151,560
                       Celesio AG..................................................        4,432        207,209
                       Commerzbank AG..............................................       32,913      1,153,662
                       Continental AG..............................................        7,267        742,630
                       DaimlerChrysler AG..........................................       45,444      2,345,808
                       Deutsche Bank AG............................................       27,541      3,175,075
                       Deutsche Boerse AG..........................................        5,678        806,180
                       Deutsche Lufthansa AG.......................................       12,746        238,202
                       Deutsche Post AG............................................       40,047        991,404
                       Deutsche Postbank AG........................................        2,953        215,956
                       Deutsche Telekom AG.........................................      159,335      2,462,768
                       E.ON AG.....................................................       34,545      4,164,781
                       Fresenius Medical Care AG...................................        3,585        429,555
                       Heidelberger Druckmaschinen AG..............................        2,950        121,679
                       Hochtief AG.................................................        3,129        165,395
                       Hypo Real Estate Holdings AG................................        7,550        419,916
                       Infineon Technologies AG+...................................       35,771        382,001
                       KarstadtQuelle AG+..........................................        4,467        105,107
                       Linde AG....................................................        4,361        368,505
                       MAN AG......................................................        8,717        630,135
                       Merck KGaA..................................................        2,744        250,340
                       Metro AG....................................................        7,995        456,002
                       Muenchener Rueckversicherungs-Gesellschaft AG...............       11,002      1,515,438
                       Puma AG.....................................................          656        237,909
                       RWE AG......................................................       23,123      2,031,282
                       SAP AG......................................................       12,400      2,269,363
                       Siemens AG..................................................       44,933      3,622,352
                       Suedzucker AG...............................................        4,154        100,820
                       ThyssenKrupp AG.............................................       20,381        713,351
                       TUI AG......................................................       12,792        257,526
                       Volkswagen AG...............................................        8,785        659,290
                                                                                                   -------------
                                                                                                     39,781,859
                                                                                                   -------------
                       GREECE -- 0.2%
                       Alpha Bank AE...............................................        8,870        227,291
                       EFG Eurobank Ergasias SA....................................        4,498        126,981
                       National Bank of Greece SA..................................        8,110        315,143

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       GREECE (continued)
                       OPAP SA.....................................................        6,300   $    228,713
                       Titan Cement Co. ...........................................        2,000         97,593
                                                                                                   -------------
                                                                                                        995,721
                                                                                                   -------------
                       HONG KONG -- 2.5%
                       ASM Pacific Technology, Ltd. ...............................        1,500          7,538
                       Bank of East Asia, Ltd. ....................................      107,741        444,403
                       BOC Hong Kong (Holdings), Ltd. .............................      259,000        527,320
                       Cathay Pacific Airways, Ltd. ...............................       74,000        132,568
                       Cheung Kong Holdings, Ltd. .................................      108,000      1,170,317
                       Cheung Kong Infrastructure Holdings, Ltd. ..................       40,000        124,579
                       CLP Holdings, Ltd. .........................................      123,200        730,936
                       Hang Lung Properties, Ltd. .................................      135,000        266,518
                       Hang Seng Bank, Ltd. .......................................       50,300        642,814
                       Henderson Land Development Co., Ltd. .......................       52,000        285,089
                       Hong Kong & China Gas Co., Ltd. ............................      267,754        606,480
                       Hong Kong Electric Holdings, Ltd. ..........................       98,000        466,655
                       Hong Kong Exchanges & Clearing, Ltd. .......................       74,000        480,940
                       Hopewell Holdings, Ltd. ....................................       46,000        131,129
                       Hutchison Whampoa, Ltd. ....................................      148,500      1,354,048
                       Hysan Development Co., Ltd. ................................       47,873        134,620
                       Johnson Electric Holdings, Ltd. ............................      112,300         78,767
                       Li & Fung, Ltd. ............................................      129,800        271,621
                       Link REIT...................................................      118,000        248,447
                       MTR Corp., Ltd. ............................................      100,340        257,752
                       New World Development Co., Ltd. ............................      165,758        285,429
                       PCCW, Ltd. .................................................      264,130        166,564
                       Shangri-La Asia, Ltd. ......................................       74,151        154,215
                       Sino Land Co., Ltd. ........................................       83,644        141,018
                       Sun Hung Kai Properties, Ltd. ..............................       92,000        967,337
                       Swire Pacific, Ltd., Class A................................       64,500        669,056
                       Techtronic Industries Co. ..................................       66,000         88,847
                       Television Broadcasting, Ltd. ..............................       21,000        128,510
                       Wharf Holdings, Ltd. .......................................       87,742        325,778
                                                                                                   -------------
                                                                                                     11,289,295
                                                                                                   -------------
                       IRELAND -- 0.1%
                       Depfa Bank PLC..............................................       17,864        300,989
                                                                                                   -------------
                       ITALY -- 0.1%
                       Alleanza Assicurazioni SpA..................................          313          3,682
                       Assicurazione Generali SpA..................................          676         24,170
                       Autogrill SpA...............................................          277          4,342
                       Autostrade Meridionali SpA..................................          579         16,153
                       Banca Fideuram SpA..........................................          220          1,395
                       Banca Intesa SpA............................................          429          2,302
                       Banca Monte dei Paschi di Siena SpA.........................          439          2,640
                       Banca Popolare di Milano SpA................................          129          1,619
                       Banche Popolari Unite Scpa..................................           37            995
                       Banco Popolare di Verona e Novara Scrl......................          465         13,246
                       Benetton Group SpA..........................................          159          2,319
                       Capitlia SpA................................................          186          1,561
                       Enel SpA....................................................        1,444         12,746
                       Eni SpA.....................................................        8,639        264,961
                       Fiat SpA+...................................................          479          6,773
                       Finmeccanica SpA............................................          542         11,687
                       IntesaBci SpA...............................................        4,642         26,847
                       Italcementi SpA.............................................          115          2,859
                       Luxottica Group SpA.........................................          206          5,692
                       Mediaset SpA................................................          513          5,819

---------------------
    194

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ITALY (continued)
                       Mediobanca SpA..............................................          283   $      5,752
                       Mediolanum SpA..............................................          165          1,145
                       Pirelli & C. SpA............................................        4,284          3,595
                       Sanpaolo IMI SpA............................................        1,912         34,047
                       Seat Pagine Gialle SpA......................................        2,428          1,162
                       Snam Rete Gas SpA...........................................          211            976
                       Telecom Italia RNC SpA......................................        9,947         24,002
                       Telecom Italia SpA..........................................       17,373         46,715
                       Tiscali SpA+................................................          215            669
                       UniCredito Italiano SpA.....................................        5,798         44,623
                                                                                                   -------------
                                                                                                        574,494
                                                                                                   -------------
                       JAPAN -- 25.2%
                       77 Bank, Ltd. ..............................................       17,000        123,372
                       Acom Co., Ltd. .............................................          930         42,182
                       Advantest Corp. ............................................        4,600        445,375
                       Aeon Credit Service Co. ....................................        1,300         27,328
                       AIFUL Corp. ................................................          850         33,364
                       Ajinomoto Co., Inc. ........................................       28,000        315,060
                       ALPS Electric Co., Ltd. ....................................        7,000         86,641
                       AMADA Co., Ltd. ............................................       13,000        138,000
                       Asahi Breweries, Ltd. ......................................       16,400        239,466
                       Asahi Glass Co., Ltd. ......................................       54,200        694,490
                       Asahi Kasei Corp. ..........................................       50,000        310,960
                       Asatsu-DK, Inc. ............................................        1,100         35,789
                       Bank of Fukuoka, Ltd. ......................................       29,000        216,023
                       Bank Of Kyoto, Ltd. ........................................       14,000        144,585
                       Bank of Yokohama, Ltd. .....................................       60,000        480,963
                       Benesse Corp. ..............................................        2,200         77,910
                       Bridgestone Corp. ..........................................       42,400        771,111
                       Canon, Inc. ................................................       51,900      2,494,387
                       Casio Computer Co., Ltd. ...................................       15,600        308,204
                       Central Japan Railway Co. ..................................           63        697,894
                       Chiba Bank, Ltd. ...........................................       35,000        342,536
                       Chiyoda Corp. ..............................................        9,000        172,707
                       Chubu Electric Power Co., Inc. .............................       20,300        492,250
                       Chugai Pharmaceutical Co., Ltd. ............................       14,005        288,908
                       Citizen Watch Co., Ltd. ....................................       17,200        147,328
                       Coca Cola West Holdings Co., Ltd. ..........................          600         11,174
                       Comsys Holdings Corp. ......................................        8,000         92,738
                       Credit Saison Co., Ltd. ....................................        2,200         95,373
                       CSK Corp. ..................................................        3,600        147,900
                       Dai Nippon Printing Co., Ltd. ..............................       18,400        289,855
                       Daicel Chemical Industries, Ltd. ...........................        8,000         58,965
                       Daiichi Sankyo Co., Ltd. ...................................       36,500      1,002,878
                       Daikin Industries, Ltd. ....................................       13,400        432,465
                       Daimaru, Inc. ..............................................       11,000        131,641
                       Dainippon Ink & Chemicals, Inc. ............................       26,000         90,261
                       Daito Trust Construction Co., Ltd. .........................        6,800        369,523
                       Daiwa Bank Holdings, Inc. ..................................          199        623,150
                       Daiwa House Industry Co., Ltd. .............................       36,400        593,093
                       Daiwa Securities Group, Inc. ...............................      150,000      1,676,043
                       Denki Kagaku Kogyo Kabushiki Kaisha.........................       17,000         68,507
                       Denso Corp. ................................................       30,309      1,038,984
                       Dowa Mining Co., Ltd. ......................................       23,000        207,039
                       E*Trade Securities Co, Ltd. ................................           92        122,779
                       East Japan Railway Co. .....................................          147      1,093,733
                       Ebara Corp. ................................................       15,600         65,315
                       Eisai Co., Ltd. ............................................       14,700        678,294
                       FamilyMart Co., Ltd. .......................................        2,400         72,432

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Fanuc, Ltd. ................................................        8,200   $    683,780
                       Fast Retailing Co., Ltd. ...................................        4,000        325,527
                       Fuji Electric Holdings Co., Ltd. ...........................        7,000         34,620
                       Fuji Photo Film Co., Ltd. ..................................       19,600        659,915
                       Fuji Soft ABC, Inc. ........................................        2,000         66,641
                       Fuji Television Network, Inc. ..............................           18         37,525
                       Fujikura, Ltd. .............................................       11,000        137,110
                       Fujitsu, Ltd. ..............................................       75,400        584,680
                       Furukawa Electric Co., Ltd. ................................       26,600        171,927
                       Hankyu Department Stores, Inc. .............................        4,000         31,017
                       Hirose Electric Co., Ltd. ..................................        2,500        322,299
                       Hitachi Construction Machinery Co., Ltd. ...................        1,400         32,910
                       Hitachi, Ltd. ..............................................      146,800        939,868
                       Hokkaido Electric Power Co., Ltd. ..........................        1,000         24,205
                       Hokuhoku Financial Group, Inc. .............................       58,000        219,059
                       Honda Motor Co., Ltd. ......................................       84,704      2,792,805
                       Hoya Corp. .................................................       19,700        689,058
                       Ibiden Co., Ltd. ...........................................        4,900        236,783
                       Index Corp. ................................................           47         37,101
                       Inpex Holdings, Inc.........................................           19        178,987
                       Isetan Co., Ltd. ...........................................        7,000        109,966
                       Ishikawajima-Harima Heavy Industries Co., Ltd.+.............       45,000        126,783
                       Ito En, Ltd. ...............................................        1,800         65,001
                       Itochu Corp. ...............................................       61,000        549,636
                       Itochu Technology-Science Corp. ............................        1,700         76,218
                       Japan Airlines Systems Corp.+...............................       37,000         68,097
                       Japan Real Estate Investment Corp. .........................           27        235,510
                       Japan Retail Fund Investment Corp. .........................           24        184,849
                       Japan Tobacco, Inc. ........................................          195        746,696
                       JFE Holdings, Inc. .........................................       16,800        671,150
                       JGC Corp. ..................................................       12,000        198,875
                       Joyo Bank, Ltd. ............................................       38,000        232,352
                       JSR Corp. ..................................................        6,000        141,306
                       Jusco Co., Ltd. ............................................       17,600        410,659
                       Kajima Corp. ...............................................       55,800        234,599
                       Kamigumi Co., Ltd. .........................................        1,000          7,310
                       Kaneka Corp. ...............................................       10,000         89,406
                       Kansai Electric Power Co., Inc..............................       34,300        789,847
                       Kao Corp. ..................................................       28,800        748,607
                       Kawasaki Heavy Industries, Ltd. ............................       46,000        139,631
                       Kawasaki Kisen Kaisha, Ltd. ................................        3,000         17,402
                       Keihin Electric Express Railway Co., Ltd. ..................       17,000        119,813
                       Keio Teito Electric Railway Co., Ltd. ......................        7,000         43,779
                       Keyence Corp. ..............................................        2,700        616,329
                       Kikkoman Corp. .............................................        5,000         64,242
                       Kinden Corp. ...............................................        1,000          7,737
                       Kinki Nippon Railway Co., Ltd. .............................       67,500        211,959
                       Kirin Brewery Co., Ltd. ....................................       40,800        604,998
                       Kobe Steel, Ltd. ...........................................       84,000        253,513
                       Kokuyo Co., Ltd. ...........................................        2,000         32,762
                       Komatsu, Ltd. ..............................................       47,800        961,045
                       Konami Co., Ltd. ...........................................        5,000        121,680
                       Konica Corp.+...............................................       24,500        312,220
                       Koyo Seiko Co., Ltd. .......................................        1,000         18,666
                       Kubota Corp. ...............................................       65,000        597,584
                       Kuraray Co., Ltd. ..........................................       14,000        154,355
                       Kurita Water Industries, Ltd. ..............................        3,000         55,999
                       Kyocera Corp. ..............................................        7,400        606,097
                       Kyowa Hakko Kogyo Co., Ltd. ................................       14,016        101,717
                       Kyushu Electric Power Co., Inc. ............................       10,200        237,996

---------------------
    196

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Lawson, Inc. ...............................................        2,200   $     75,032
                       Leopalace21 Corp. ..........................................        8,900        311,300
                       Mabuchi Motor Co., Ltd. ....................................        1,300         87,313
                       Marubeni Corp. .............................................       59,200        314,473
                       Marui Co., Ltd. ............................................       17,500        248,964
                       Matsui Securities Co., Ltd. ................................        6,600         52,791
                       Matsushita Electric Industrial Co., Ltd. ...................       90,000      1,872,301
                       Matsushita Electric Works, Ltd. ............................       14,000        155,820
                       Meiji Dairies Corp. ........................................        8,000         49,335
                       Meiji Seika Kaisha, Ltd. ...................................       10,000         49,980
                       Meinl European Land, Ltd.+..................................        7,240        152,321
                       Meitec Corp. ...............................................        1,000         32,622
                       Millea Holdings, Inc. ......................................           59      1,142,483
                       Minebea Co., Ltd. ..........................................       16,000         81,364
                       Mitsubishi Chemical Holdings Corp. .........................       35,500        223,259
                       Mitsubishi Corp. ...........................................       54,200      1,110,995
                       Mitsubishi Electric Corp. ..................................       92,800        728,510
                       Mitsubishi Estate Co., Ltd. ................................       89,000      1,843,735
                       Mitsubishi Heavy Industries, Ltd. ..........................      156,400        639,815
                       Mitsubishi Logistcs Corp. ..................................        3,000         43,622
                       Mitsubishi Materials Corp. .................................       82,000        325,439
                       Mitsubishi Rayon Co., Ltd. .................................       19,000        144,184
                       Mitsubishi Tokyo Financial Group, Inc. .....................          335      4,733,743
                       Mitsubishi UFJ Securities Co. ..............................       20,000        225,217
                       Mitsui & Co., Ltd. .........................................       65,600        999,635
                       Mitsui Chemicals, Inc. .....................................       21,000        131,885
                       Mitsui Fudosan Co., Ltd. ...................................       64,000      1,359,327
                       Mitsui Marine & Fire Co., Ltd. .............................       48,000        565,223
                       Mitsui Mining & Smelting Co., Ltd. .........................       46,000        261,608
                       Mitsui O.S.K. Lines, Ltd. ..................................        5,000         32,971
                       Mitsui Trust Holdings, Inc. ................................       28,518        313,426
                       Mitsukoshi, Ltd. ...........................................       15,000         69,606
                       Mizuho Financial Group, Inc. ...............................          409      3,435,536
                       Murata Manufacturing Co., Ltd. .............................        9,800        647,948
                       Namco Bandai Holdings, Inc. ................................        3,000         43,072
                       NEC Corp. ..................................................       97,800        540,845
                       NEC Electronics Corp.+......................................        2,000         61,058
                       Net One Systems Co., Ltd. ..................................           33         50,949
                       NGK Insulators, Ltd. .......................................       17,400        223,258
                       NGK Spark Plug Co., Ltd. ...................................       10,000        208,906
                       Nidec Corp. ................................................        5,000        355,009
                       Nikko Securities Co., Ltd. .................................       61,500        733,312
                       Nikon Corp. ................................................       12,000        212,482
                       Nintendo Co., Ltd.+.........................................        5,400      1,008,452
                       Nippon Building Fund, Inc. .................................           32        315,408
                       Nippon Electric Glass Co., Ltd. ............................        9,000        200,968
                       Nippon Express Co., Ltd. ...................................       35,400        180,018
                       Nippon Meat Packers, Inc. ..................................       12,400        145,908
                       Nippon Mining Holdings, Inc. ...............................       21,000        177,679
                       Nippon Mitsubishi Oil Corp. ................................       68,200        534,202
                       Nippon Sheet Glass Co., Ltd. ...............................       18,000         86,668
                       Nippon Steel Corp. .........................................      220,000        855,859
                       Nippon Telegraph & Telephone Corp.+.........................          128        668,778
                       Nippon Unipac Holding, Inc. ................................           32        127,559
                       Nippon Yusen Kabushiki Kaisha...............................       50,000        321,863
                       Nishi-Nippon City Bank, Ltd. ...............................       28,000        123,826
                       Nishimatsu Construction Co., Ltd. ..........................        1,000          3,568
                       Nissan Chemical Industries, Ltd. ...........................        7,000         88,168
                       Nissan Motor Co., Ltd. .....................................      126,200      1,360,576
                       Nisshin Seifun Group, Inc. .................................        6,500         73,536

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Nisshinbo Industries, Inc. .................................        2,000   $     21,178
                       Nissin Food Products Co., Ltd. .............................        3,200        117,231
                       Nitto Denko Corp. ..........................................        9,400        682,995
                       Nomura Research Institute, Ltd. ............................        1,200        160,775
                       Nomura Securities Co., Ltd. ................................      145,900      2,589,790
                       NSK, Ltd. ..................................................       31,000        237,682
                       NTN Corp. ..................................................       22,000        165,799
                       NTT Data Corp. .............................................           69        313,568
                       NTT DoCoMo, Inc. ...........................................          167        243,264
                       Obayashi Corp. .............................................       38,000        245,610
                       OBIC Co., Ltd. .............................................          400         84,958
                       Oji Paper Co., Ltd. ........................................       44,800        259,863
                       Oki Electric Industry Co., Ltd. ............................       25,000         51,899
                       Okumura Corp. ..............................................       11,000         57,281
                       Olympus Optical Co., Ltd. ..................................        5,000        143,923
                       Omron Corp. ................................................        9,800        246,613
                       Onward Kashiyama Co., Ltd. .................................        6,000         79,759
                       Oracle Corp. Japan..........................................        1,800         79,445
                       Oriental Land Co., Ltd. ....................................        3,000        164,857
                       Osaka Gas Co., Ltd. ........................................       99,200        334,863
                       Pioneer Corp. ..............................................        6,751        110,470
                       Promise Co., Ltd. ..........................................        1,200         53,801
                       Ricoh Co., Ltd. ............................................       28,000        564,176
                       Rohm Co., Ltd. .............................................        6,500        552,793
                       Sanken Electric Co., Ltd. ..................................        7,000         90,122
                       Sanyo Electric Co., Ltd. ...................................       71,000        143,059
                       Sapporo Breweries, Ltd. ....................................        8,000         40,194
                       SECOM Co., Ltd. ............................................        6,000        292,555
                       Seiko Epson Corp. ..........................................        4,900        137,197
                       Sekisui Chemical Co., Ltd. .................................       20,000        172,882
                       Sekisui House, Ltd. ........................................       42,400        600,616
                       Seven & I Holdings Co., Ltd. ...............................       32,300      1,126,957
                       Sharp Corp. ................................................       37,800        638,655
                       Shimachu Co., Ltd. .........................................        2,400         63,012
                       Shimamura Co., Ltd. ........................................          900         91,927
                       Shimano, Inc. ..............................................        4,700        141,437
                       Shimizu Corp. ..............................................       40,000        213,529
                       Shin-Etsu Chemical Co., Ltd. ...............................       17,448      1,010,552
                       Shinko Securities Co., Ltd. ................................       18,000         64,687
                       Shinsei Bank................................................       50,000        311,832
                       Shionogi & Co., Ltd. .......................................       16,000        303,546
                       Shiseido Co., Ltd. .........................................       14,600        291,631
                       Shizuoka Bank, Ltd. ........................................       30,000        341,489
                       Showa Denko K.K.............................................       26,000        106,136
                       Showa Shell Sekiyu K.K......................................        8,000         99,996
                       Skylark Co., Ltd. ..........................................        5,000        107,724
                       SMC Corp. ..................................................        2,900        371,085
                       Softbank Corp. .............................................       40,400        741,786
                       Sompo Japan Insurance, Inc. ................................       34,000        459,383
                       Sony Corp. .................................................       31,847      1,466,720
                       Stanley Electric Co., Ltd. .................................        3,100         65,842
                       Sumitomo Bakelite Co., Ltd. ................................        6,000         52,807
                       Sumitomo Chemical Co., Ltd. ................................       55,400        437,807
                       Sumitomo Corp. .............................................       40,400        572,285
                       Sumitomo Electric Industries, Ltd. .........................       29,200        382,813
                       Sumitomo Heavy Industries, Ltd. ............................       19,000        165,066
                       Sumitomo Metal Industries, Ltd. ............................      131,000        523,337
                       Sumitomo Metal Mining Co., Ltd. ............................       43,400        612,131
                       Sumitomo Mitsui Financial Group, Ltd. ......................          254      2,702,953
                       Sumitomo Realty & Development Co., Ltd. ....................       38,000        944,655

---------------------
    198

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Sumitomo Trust & Banking Co., Ltd. .........................       62,000   $    658,153
                       T&D Holdings, Inc. .........................................        9,150        727,084
                       Taiheiyo Cement Corp. ......................................       26,000         97,745
                       Taisei Corp. ...............................................       55,000        184,221
                       Taisho Pharmaceutical Co., Ltd. ............................       10,412        204,798
                       Taiyo Yuden Co., Ltd. ......................................        4,000         52,964
                       Takara Holdings, Inc. ......................................        5,000         27,999
                       Takashimaya Co., Ltd. ......................................       16,000        192,734
                       Takeda Chemical Industries, Ltd. ...........................       47,201      3,046,687
                       Takefuji Corp. .............................................        1,490         73,041
                       TDK Corp. ..................................................        5,200        406,402
                       Teijin, Ltd. ...............................................       35,800        201,725
                       Terumo Corp. ...............................................        8,300        299,725
                       THK Co., Ltd. ..............................................        1,700         45,227
                       TIS, Inc. ..................................................        1,602         35,004
                       Tobu Railway Co., Ltd. .....................................       36,200        175,561
                       Toho Co., Ltd. .............................................        3,000         62,672
                       Tohoku Electric Power Co., Inc. ............................       19,900        418,326
                       Tokyo Broadcasting System, Inc. ............................        4,000         84,260
                       Tokyo Corp. ................................................       41,000        254,272
                       Tokyo Electric Power Co., Inc. .............................       49,900      1,340,591
                       Tokyo Electron, Ltd. .......................................        9,900        629,517
                       Tokyo Gas Co., Ltd. ........................................      104,400        519,063
                       Tokyo Tatemono Co., Ltd. ...................................       14,000        141,410
                       TonenGeneral Sekiyu K.K. ...................................       14,000        139,945
                       Toppan Printing Co., Ltd. ..................................       17,200        197,887
                       Toray Industries, Inc. .....................................       49,100        412,432
                       Toshiba Corp. ..............................................      147,000        950,124
                       Tosoh Corp. ................................................       19,000         67,120
                       Tostem Inax Holding Corp. ..................................       10,800        221,850
                       Toto, Ltd. .................................................       22,200        211,650
                       Toyo Seikan Kaisha, Ltd. ...................................        8,000        158,402
                       Toyobo Co., Ltd. ...........................................        3,000          7,850
                       Toyoda Gosei Co., Ltd. .....................................          600         12,561
                       Toyota Industries Corp. ....................................        4,150        167,962
                       Toyota Motor Corp. .........................................      137,100      7,246,945
                       Trend Micro, Inc. ..........................................        5,500        180,383
                       Uni-Charm Corp. ............................................        1,500         83,083
                       Uniden Corp. ...............................................        3,000         31,427
                       UNY Co., Ltd. ..............................................        5,000         71,830
                       Ushio, Inc. ................................................        2,000         42,653
                       USS Co., Ltd. ..............................................        1,000         66,466
                       Wacoal Corp. ...............................................        3,000         39,121
                       West Japan Railway Co. .....................................           15         62,672
                       Yahoo Japan Corp. ..........................................          830        351,127
                       Yakult Honsha Co., Ltd. ....................................        4,000        103,973
                       Yamada Denki Co., Ltd. .....................................        4,600        447,381
                       Yamaha Corp. ...............................................        5,000         97,039
                       Yamaha Motor Co., Ltd. .....................................        2,000         52,074
                       Yamanouchi Pharmaceutical Co., Ltd. ........................       27,401      1,089,874
                       Yamato Transport Co., Ltd. .................................       12,000        176,894
                       Yamazaki Baking Co., Ltd. ..................................        4,000         35,797
                       Yokogawa Electric Corp. ....................................        9,800        130,530
                                                                                                   -------------
                                                                                                    114,612,124
                                                                                                   -------------
                       MEXICO -- 0.8%
                       Alfa SA, Class A............................................       12,000         60,869
                       America Movil SA de CV......................................      640,000      1,142,643
                       Cemex SA de CV+.............................................      206,000        581,658
                       Coca Cola Femsa SA..........................................        4,000         12,042

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MEXICO (continued)
                       Corporacion GEO, SA de CV, Class B+.........................       13,000   $     51,413
                       Fomento Economico Mexicano SA de CV.........................       23,000        202,045
                       Grupo Carso SA de CV........................................       26,000         69,737
                       Grupo Financiero Banorte SA de CV, Class O..................       46,000        126,318
                       Grupo Mexico SA, Class B....................................       38,000        122,723
                       Grupo Modelo SA.............................................       20,000         87,581
                       Grupo Televisa SA...........................................       75,000        277,797
                       Kimberly-Clark de Mexico SA de CV, Class A..................       18,000         67,328
                       Telefonos de Mexico SA de CV................................      430,000        505,663
                       Urbi Desarrollo Urbanos SA de CV+...........................        6,000         15,546
                       Wal-Mart de Mexico SA de CV, Series V.......................      130,000        400,867
                                                                                                   -------------
                                                                                                      3,724,230
                                                                                                   -------------
                       NETHERLANDS -- 2.9%
                       ABN AMRO Holding NV.........................................       63,188      1,749,124
                       Aegon NV....................................................       70,241      1,192,457
                       Akzo Nobel NV...............................................        9,159        509,639
                       ASML Holding NV+............................................       16,913        333,360
                       Corio NV....................................................        2,558        171,385
                       DSM NV......................................................        5,018        196,146
                       Euronext NV.................................................        3,052        273,489
                       European Aeronautic Defense and Space Co. NV+...............        7,939        228,686
                       Hagemeyer NV+...............................................        2,229         10,791
                       Heineken NV.................................................       17,551        825,267
                       ING Groep NV................................................       65,319      2,651,676
                       Koninklijke KPN NV..........................................       53,960        612,775
                       Koninklijke Philips Electronics NV..........................       27,193        897,934
                       Mittal Steel Co. NV.........................................       17,914        608,697
                       Numico Kon NV+..............................................        6,621        317,670
                       OCE NV......................................................        2,867         46,292
                       Qiagen NV+..................................................        7,643        116,279
                       Reed Elsevier NV............................................       12,657        188,034
                       Rodamco Europe NV...........................................        2,100        222,383
                       TPG NV......................................................       21,028        751,576
                       Unilever NV.................................................       46,164      1,097,430
                       Wereldhave NV...............................................        1,042        110,477
                       Wolters Kluwer NV...........................................        6,853        161,424
                                                                                                   -------------
                                                                                                     13,272,991
                                                                                                   -------------
                       NORWAY -- 0.5%
                       Den Norske Bank ASA.........................................        8,148        103,265
                       Frontline, Ltd. ............................................          950         37,200
                       Norsk Hydro ASA.............................................       22,335        635,084
                       Norske Skogindustrier ASA, Class A..........................        6,000         92,372
                       Orkla ASA...................................................        5,900        267,463
                       Statoil ASA.................................................       18,800        557,478
                       Tandberg Television ASA+....................................        2,500         35,238
                       Tanderg ASA.................................................        5,000         46,714
                       Telenor ASA.................................................       22,400        285,710
                       Yara International ASA......................................        7,467        112,530
                                                                                                   -------------
                                                                                                      2,173,054
                                                                                                   -------------
                       POLAND -- 0.5%
                       Agora.......................................................        2,900         34,763
                       Bank BPH....................................................          700        186,646
                       Bank Pekao SA...............................................        6,200        426,845
                       Bank Zachodni WBK SA........................................        2,000        132,832
                       Grupa Kety SA...............................................          100          4,763
                       Kghm Polska Miedz SA........................................       10,000        388,777
                       Polski Koncern Naftowy Orlen SA.............................       23,500        461,381
                       Powszechna Kasa Oszczednosci Bank Polski SA.................       29,400        388,622

---------------------
    200

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       POLAND (continued)
                       Prokom Software SA..........................................          900   $     43,446
                       Telekomunikacja Polska SA...................................       54,400        373,641
                                                                                                   -------------
                                                                                                      2,441,716
                                                                                                   -------------
                       PORTUGAL -- 0.1%
                       Banco Comercial Portugues SA................................       55,624        159,872
                       Brisa-Auto Estrada de Portugal SA...........................       13,263        135,029
                       Electricidade de Portugal SA................................       14,706         58,235
                       Portugal Telecom SGPS SA....................................       20,599        255,764
                       PT Multimedia-Servicos de Telecommunicacoes e Multimedia
                         SGPS SA...................................................        1,636         18,913
                                                                                                   -------------
                                                                                                        627,813
                                                                                                   -------------
                       RUSSIA -- 1.4%
                       A.O. Tatneft ADR............................................        3,100        318,897
                       Gazprom ADR.................................................       46,342      1,931,535
                       LUKOIL ADR..................................................       23,400      2,028,780
                       MMC Norilsk Nickel ADR......................................        3,600        491,400
                       Mobile Telesystems ADR......................................        8,400        268,296
                       OAO Gazprom ADR.............................................        3,107        129,500
                       RAO Unified Energy System...................................        3,886        285,621
                       Surgutneftegaz-SP ADR.......................................        6,900        507,840
                       Vimpel-Communications ADR+..................................        4,400        212,080
                                                                                                   -------------
                                                                                                      6,173,949
                                                                                                   -------------
                       SINGAPORE -- 1.2%
                       Ascendas Real Estate Investment Trust.......................       59,000         72,496
                       CapitaLand, Ltd. ...........................................       72,000        186,972
                       CapitaMall Trust............................................       52,000         73,116
                       Chartered Semiconductor Manufacturing, Ltd.+................       84,000         57,460
                       City Developments, Ltd. ....................................       30,977        175,599
                       ComfortDelGro Corp., Ltd. ..................................      112,465        111,122
                       Cosco Corp. ................................................       49,000         47,484
                       Creative Technology, Ltd. ..................................        5,201         28,165
                       Cycle & Carriage, Ltd. .....................................       11,025         74,019
                       DBS Group Holdings, Ltd. ...................................       63,929        732,885
                       Fraser and Neave, Ltd. .....................................       80,000        204,706
                       K-REIT Asia.................................................        5,000          4,592
                       Keppel Corp., Ltd. .........................................       32,000        310,099
                       Keppel Land, Ltd. ..........................................       21,000         52,139
                       Neptune Orient Lines, Ltd. .................................       45,000         51,588
                       Overseas-Chinese Banking Corp., Ltd. .......................      143,888        578,705
                       Parkway Holdings, Ltd. .....................................       37,000         59,993
                       SembCorp Industries, Ltd. ..................................       49,370        106,317
                       SembCorp Marine.............................................       33,000         69,810
                       Singapore Airlines, Ltd. ...................................       34,000        279,951
                       Singapore Exchange, Ltd. ...................................       45,997        107,793
                       Singapore Land, Ltd. .......................................       14,000         55,863
                       Singapore Post, Ltd. .......................................       90,000         61,564
                       Singapore Press Holdings, Ltd. .............................       89,936        222,156
                       Singapore Technologies Engineering, Ltd. ...................       79,472        142,449
                       Singapore Telecommunications, Ltd. .........................      440,550        722,693
                       St Assembly Test Services, Ltd.+............................       81,000         45,916
                       United Overseas Bank, Ltd. .................................       66,044        652,555
                       United Overseas Land, Ltd. .................................       36,308         66,230
                       Venture Corp., Ltd. ........................................       15,506        105,085
                                                                                                   -------------
                                                                                                      5,459,522
                                                                                                   -------------
                       SOUTH AFRICA -- 0.5%
                       Anglo American Platinum Corp., Ltd. ........................        2,100        214,727
                       Anglogold, Ltd. ............................................        4,200        200,664
                       Gold Fields, Ltd. ..........................................       11,700        241,138
                       Harmony Gold Mining Co., Ltd.+..............................       10,600        150,367

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SOUTH AFRICA (continued)
                       Impala Platinum Holdings, Ltd. .............................        2,000   $    368,679
                       Kumba Resources, Ltd. ......................................        1,900         35,025
                       Mittal Steel South Africa, Ltd. ............................        6,400         64,519
                       Nampak, Ltd. ...............................................       16,300         42,254
                       Pretoria Portland Cement Co., Ltd. .........................          400         21,314
                       Sappi, Ltd. ................................................        6,400         89,773
                       Sasol, Ltd. ................................................       18,200        655,139
                                                                                                   -------------
                                                                                                      2,083,599
                                                                                                   -------------
                       SPAIN -- 2.5%
                       Acciona SA..................................................          859        131,016
                       Acerinox SA.................................................        6,743        126,791
                       ACS Actividades de Construccion y Services SA...............        7,495        328,105
                       Altadis SA..................................................       16,621        786,633
                       Antena 3 de Television SA...................................        1,528         33,240
                       Autopistas, Concesionaria Espanola SA.......................       15,483        364,706
                       Banco Bilbao Vizcaya Argentaria SA..........................       77,639      1,650,290
                       Banco Popular Espanol SA....................................       21,550        323,729
                       Banco Santander Central Hispano SA..........................      108,743      1,647,453
                       Cintra Conces de Infraestructuras de Transporte SA+.........        6,915         87,891
                       Endesa SA...................................................       17,444        596,292
                       Fomento de Construcciones y Contratas SA....................          943         73,540
                       Gas Natural SDG SA..........................................       23,519        759,191
                       Grupo Ferrovial SA..........................................        1,914        154,643
                       Iberdrola SA................................................       14,887        528,663
                       Indra Sistemas SA...........................................        1,620         32,489
                       Industria de Diseno Textil SA...............................        5,838        253,628
                       Metrovacesa SA..............................................          727         66,400
                       Repsol YPF SA...............................................       24,644        692,566
                       Sociedad General de Aguas de Barcelona SA, Class A..........        5,788        158,962
                       Telefonica SA...............................................      129,422      2,188,886
                       Union Fenosa SA.............................................        3,515        143,907
                       Vallehermoso SA.............................................        2,122         79,286
                                                                                                   -------------
                                                                                                     11,208,307
                                                                                                   -------------
                       SWEDEN -- 1.5%
                       Alfa Laval AB...............................................          600         19,647
                       Assa Abloy AB, Class B......................................        9,773        160,690
                       Atlas Copco AB, Class A.....................................       10,755        267,866
                       Atlas Copco AB, Class B.....................................        7,155        169,765
                       Electrolux AB, Class B......................................        6,100         88,448
                       Eniro AB....................................................        3,200         36,853
                       Getinge AB..................................................        4,600         82,974
                       Hennes & Mauritz AB, Class B................................        9,600        356,318
                       Holmen AB, Class B..........................................        1,750         74,788
                       Husqvarna AB................................................        6,100         65,596
                       Modern Times Group AB, Class B..............................        1,000         49,604
                       Nordea AB...................................................       80,226      1,004,627
                       Sandvik AB..................................................       30,270        315,004
                       Scania AB, Series B.........................................        3,000        134,660
                       Skandinaviska Enskilda Banken AB, Class A...................       13,777        339,309
                       Skanska AB, Class B.........................................       11,413        178,945
                       SKF AB, Class B.............................................        8,252        116,789
                       SSAB Svenskt Stal AB, Class A...............................        6,150        122,026
                       Svenska Cellulosa AB, Class B...............................        6,477        271,858
                       Svenska Handelsbanken AB, Class A...........................       22,410        567,476
                       Swedish Match AB............................................        8,700        143,651
                       Tele2 AB....................................................        4,400         43,041
                       Telefonaktiebolaget LM Ericsson, Class B....................      482,314      1,519,141
                       TeliaSonera AB..............................................       46,389        260,039
                       Volvo AB, Class A...........................................        3,065        164,583

---------------------
    202

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       Fabege AB...................................................        1,300   $     25,975
                       Volvo AB, Class B...........................................        6,415        339,573
                       Wihlborgs Fastigheter AB....................................          520          9,019
                       WM-data AB, Class B.........................................        7,175         23,694
                                                                                                   -------------
                                                                                                      6,951,959
                                                                                                   -------------
                       SWITZERLAND -- 5.1%
                       ABB, Ltd. ..................................................       55,857        721,731
                       Ciba Specialty Chemicals AG.................................        2,230        123,411
                       Clariant AG+................................................        7,466        101,929
                       Compagnie Financiere Richemont AG, Class A..................       12,291        554,346
                       Credit Suisse Group.........................................       27,508      1,541,324
                       Geberit AG..................................................          131        146,484
                       Givaudan SA.................................................          228        188,248
                       Holcim, Ltd.+...............................................        6,562        512,194
                       Kudelski SA.................................................        1,252         27,369
                       Logitech International SA...................................        5,388        109,463
                       Lonza Group AG..............................................        1,260         85,550
                       Nestle SA...................................................       15,802      5,178,300
                       Nobel Biocare Holding AG....................................          965        228,595
                       Novartis AG.................................................       68,851      3,911,003
                       Roche Holding AG............................................       20,705      3,684,852
                       Serono SA...................................................          160        108,244
                       Straumann Holding AG........................................          443        112,681
                       Swatch Group AG.............................................        1,474         53,603
                       Swatch Group AG, Class B....................................          788        140,240
                       Swiss Reinsurance...........................................        2,641        189,938
                       Swisscom AG.................................................          588        194,001
                       Syngenta AG+................................................        3,532        507,749
                       UBS AG......................................................       79,082      4,302,580
                       Zurich Financial Services AG................................        1,893        424,965
                                                                                                   -------------
                                                                                                     23,148,800
                                                                                                   -------------
                       THAILAND -- 0.0%
                       Advance Agro, PCL+..........................................          660            444
                       CMIC Finance & Securities, PCL, Class F(1)(2)+..............        6,700              0
                       Finance One, PCL(1)(2)+.....................................       37,700              0
                       General Finance & Securities, PCL(1)(2)+....................        7,650              0
                       Univest Land, PCL(1)(2)+....................................       22,500              0
                                                                                                   -------------
                                                                                                            444
                                                                                                   -------------
                       TURKEY -- 0.7%
                       Akbank TAS..................................................       99,019        476,053
                       Anadolou Efes Biracilik ve Malt Sanayii AS..................        2,284         61,004
                       Arcelik AS..................................................       19,421        120,603
                       Dogan Sirketler Gruby Holding AS............................       42,026        172,583
                       Dogan Yayin Holding AS+.....................................       25,997         87,837
                       Eregli Demir Celik Fabrikalari TAS..........................       45,474        232,289
                       Ford Otomotiv Sanayi AS.....................................       11,817         80,484
                       Haci Omer Sabanci Holdings AS...............................       71,032        225,769
                       Hurriyet Gazetecilik ve Matbaacilik AS......................       14,771         34,126
                       Koc Holding AS+.............................................       37,264        129,389
                       Migros Turk TAS+............................................       15,676        126,656
                       Trakya Cam Sanayii AS.......................................        6,320         15,446
                       Tupras-Turkiye Petrol Rafinerileri AS.......................       13,983        263,769
                       Turk Hava Yollari Anonim Ortakligi..........................        5,130         17,812
                       Turk Sise ve Cam Fabrikalari AS+............................       14,628         45,712
                       Turkcell Iletisim Hizmetleri AS.............................       56,061        250,807
                       Turkiye Garanti Bankasi AS..................................      123,142        353,573

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       TURKEY (continued)
                       Turkiye Is Bankasi AS.......................................       86,243   $    460,700
                       Yapi Ve Kredi Bankasi AS+...................................      104,097        164,042
                                                                                                   -------------
                                                                                                      3,318,654
                                                                                                   -------------
                       UNITED KINGDOM -- 18.5%
                       3I Group PLC................................................        6,673        115,677
                       Aegis Group PLC.............................................       22,662         51,117
                       AMEC PLC....................................................        8,935         46,233
                       Amvescap PLC................................................        9,813         95,136
                       Anglo American PLC..........................................       47,235      1,972,051
                       ARM Holdings PLC............................................       37,037         80,428
                       Arriva PLC..................................................        5,793         59,734
                       Associated British Ports Holdings PLC.......................       12,456        210,923
                       AstraZeneca PLC.............................................       61,424      3,750,851
                       Aviva PLC...................................................       98,918      1,326,712
                       BAE Systems PLC.............................................      111,360        743,153
                       Barclays PLC................................................      211,524      2,481,396
                       Barratt Developments PLC....................................        5,027         90,993
                       BBA Group PLC...............................................       20,736         97,709
                       Bellway PLC.................................................        2,254         49,431
                       Berkeley Group Holdings PLC+................................        2,361         54,247
                       BG Group PLC................................................      113,443      1,525,763
                       BHP Billiton PLC............................................       82,758      1,567,562
                       BICC PLC....................................................       17,453        116,797
                       BOC Group PLC...............................................       17,002        509,108
                       Boots Group PLC.............................................       18,649        273,813
                       BP PLC......................................................      662,479      7,981,943
                       Brambles Industries PLC.....................................        4,581         37,374
                       British Airways PLC+........................................       21,358        154,400
                       British American Tobacco PLC................................       49,512      1,334,608
                       British Land Co. PLC........................................       11,233        286,841
                       British Sky Broadcasting Group PLC..........................       22,914        239,913
                       BT Group PLC................................................      269,983      1,199,040
                       Bunzl PLC...................................................       12,748        148,595
                       Burberry Group PLC..........................................        5,860         51,996
                       Cadbury Schweppes PLC.......................................       68,478        669,645
                       Capita Group PLC............................................        4,183         40,847
                       Carnival PLC................................................        7,549        301,068
                       Centrica Ordinary PLC.......................................       98,654        539,957
                       Close Brothers Group PLC....................................          823         13,290
                       Cobham PLC..................................................       37,226        115,607
                       Compass Group PLC...........................................       91,054        434,152
                       Corus Group PLC.............................................       30,278        242,781
                       Daily Mail & General Trust..................................        6,452         68,397
                       Diageo PLC..................................................      112,146      1,971,289
                       Dixons Group PLC............................................       38,827        144,695
                       Electrocomponents PLC.......................................       21,346         94,004
                       EMAP PLC....................................................        5,393         70,267
                       EMI Group PLC...............................................       16,996         81,117
                       Enterprise Inns PLC.........................................       15,513        281,669
                       FirstGroup PLC..............................................       16,099        135,103
                       FKI PLC.....................................................        5,356          9,855
                       Friends Provident PLC.......................................       75,864        257,919
                       George Wimpey PLC...........................................        8,221         73,713
                       GKN PLC.....................................................       14,066         68,184
                       GlaxoSmithKline PLC.........................................      217,223      6,009,491
                       Group 4 Securicor PLC.......................................        7,209         22,523
                       GUS PLC.....................................................       16,524        310,675
                       Hammerson PLC...............................................        6,173        143,909
                       Hanson PLC..................................................       24,530        301,967

---------------------
    204

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Hays PLC....................................................       10,072   $     25,164
                       HBOS PLC....................................................      121,594      2,213,455
                       HSBC Holdings PLC...........................................      348,703      6,324,872
                       ICAP PLC....................................................        3,069         26,988
                       IMI PLC.....................................................       13,968        131,635
                       Imperial Chemical Industries PLC............................       40,437        280,051
                       Imperial Tobacco Group PLC..................................       21,000        686,490
                       Intercontinental Hotels Group PLC...........................       17,973        290,915
                       International Power PLC.....................................        9,315         51,244
                       Invensys PLC+...............................................       74,476         25,737
                       J Sainsbury PLC.............................................       36,918        242,749
                       Johnson Matthey PLC.........................................        7,491        181,072
                       Kesa Electricals PLC........................................        5,229         30,182
                       Kingfisher PLC..............................................       23,473        107,207
                       Ladbrokes PLC...............................................       24,797        178,914
                       Land Securities Group PLC...................................       10,049        370,362
                       Legal & General Group PLC...................................      251,860        584,564
                       Liberty International PLC...................................        5,377        114,806
                       Lloyds TSB Group PLC........................................      169,812      1,709,755
                       Logica PLC..................................................       28,752         91,573
                       London Stock Exchange Group PLC.............................        1,357         28,264
                       Man Group PLC+..............................................        3,553        162,872
                       Marks & Spencer Group PLC...................................       33,625        374,670
                       Meggitt PLC.................................................       16,820         93,238
                       MFI Furniture Group PLC.....................................        5,150          8,754
                       Misys PLC...................................................       15,944         72,597
                       Mitchells & Butlers PLC.....................................       23,188        229,570
                       National Express Group PLC..................................        5,132         78,514
                       National Grid PLC...........................................      119,038      1,355,302
                       Next PLC....................................................        5,284        168,588
                       Pearson PLC.................................................       16,488        223,913
                       Persimmon PLC...............................................        5,658        135,285
                       Provident Financial PLC.....................................        1,615         17,573
                       Prudential PLC..............................................       72,652        763,391
                       Punch Taverns PLC...........................................       11,099        182,450
                       Reckitt & Benckiser PLC.....................................       34,465      1,382,895
                       Reed International PLC......................................       26,024        259,592
                       Rentokil Initial PLC........................................       11,447         35,015
                       Resolution PLC..............................................        1,256         13,315
                       Reuters Group PLC...........................................       30,563        224,370
                       Rexam PLC...................................................       18,985        179,093
                       Rio Tinto PLC...............................................       35,851      1,851,711
                       Rolls-Royce Group PLC+......................................       62,501        514,584
                       Royal & Sun Alliance Insurance Group PLC....................      104,225        260,401
                       Royal Bank of Scotland Group PLC............................       92,313      3,003,916
                       Royal Dutch Shell PLC Shares A..............................      126,311      4,457,075
                       Royal Dutch Shell PLC Shares B..............................       88,249      3,249,176
                       SABMiller PLC...............................................       15,100        303,223
                       Sage Group PLC..............................................       52,811        229,363
                       Schroders PLC...............................................          786         14,213
                       Scot Power PLC..............................................       64,479        728,703
                       Scottish & Newcastle PLC....................................        5,078         50,654
                       Scottish and Southern Energy PLC............................       37,366        844,576
                       Serco Group PLC.............................................        2,930         18,034
                       Severn Trent Water PLC......................................       18,596        450,890
                       Signet Group PLC............................................       31,223         58,616
                       Slough Estates PLC..........................................        8,863        109,932
                       Smith & Nephew PLC..........................................       24,685        212,574
                       Smiths Group PLC............................................       18,994        319,859
                       Stagecoach Group PLC........................................       23,616         49,519

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Tate & Lyle PLC.............................................       23,753   $    303,939
                       Taylor Woodrow PLC..........................................       12,296         79,071
                       Tesco PLC...................................................      209,570      1,407,359
                       Tomkins PLC.................................................       31,103        163,843
                       Unilever PLC................................................       45,058      1,065,571
                       United Business Media PLC...................................        5,845         69,005
                       United Utilities PLC........................................        8,032         99,025
                       Vodafone Group PLC..........................................    1,732,805      3,762,872
                       Whitbread PLC...............................................        9,623        222,720
                       William Hill PLC............................................       18,000        198,718
                       Wolseley PLC................................................       20,113        428,310
                       WPP Group PLC...............................................       20,186        238,877
                       Yell Group PLC..............................................       13,094        124,499
                       Yorkshire Water PLC.........................................       21,199        329,470
                                                                                                   -------------
                                                                                                     83,932,962
                                                                                                   -------------
                       UNITED STATES -- 0.1%
                       Polyus Gold Co. ADR.........................................        5,000        222,500
                       Synthes, Inc. ..............................................        2,049        236,445
                                                                                                   -------------
                                                                                                        458,945
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $290,851,120)......................                 390,277,722
                                                                                                   -------------
                       PREFERRED STOCK -- 1.8%
                       -----------------------------------------------------------------------------------------
                       BRAZIL -- 1.3%
                       Aracruz Celulose SA, Class B................................       18,993         93,852
                       Banco Bradesco SA...........................................       19,000        635,808
                       Banco Itau Holding Financeira SA............................       18,890        577,858
                       Centrais Electricas Brasileiras SA, Class B.................    5,002,360        100,254
                       Cia De Bebidas das Americas.................................      743,588        297,709
                       Companhia Energetica de Minas Gerais........................    4,407,500        190,543
                       Companhia Vale do Rio Doce, Class A.........................       55,526      1,105,160
                       Contax Participacoes SA.....................................        8,931          7,184
                       Embratel Participa SA.......................................    4,098,758         12,698
                       Gerdau SA...................................................       14,750        230,522
                       Klabin SA...................................................       19,500         42,307
                       Petroleo Brasileiro SA......................................       99,000      2,043,254
                       Sadia SA....................................................       22,000         61,485
                       Tele Centro Sul Participacoes SA............................   10,529,600         64,373
                       Tele Norte Leste Participacoes SA...........................       12,033        158,191
                       Telesp Celular Participacoes SA.............................       14,412         36,369
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............        3,700        127,557
                       Votorantim Celulos e Papel SA...............................        3,853         59,668
                                                                                                   -------------
                                                                                                      5,844,792
                                                                                                   -------------
                       GERMANY -- 0.3%
                       Henkel KGaA.................................................        3,416        405,815
                       Porsche AG..................................................          394        386,028
                       RWE AG......................................................        2,037        162,108
                       Volkswagen AG...............................................        5,233        280,354
                                                                                                   -------------
                                                                                                      1,234,305
                                                                                                   -------------
                       SWITZERLAND -- 0.0%
                       Schindler Holding AG........................................        2,740        146,958
                                                                                                   -------------

---------------------
    206

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED STATES -- 0.1%
                       Surgutneftegaz OJSC.........................................        3,300   $    344,850
                                                                                                   -------------
                       UNITED KINGDOM -- 0.1%
                       Vodafone Group PLC(2).......................................    1,980,349        554,894
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $6,119,820).....................                   8,125,799
                                                                                                   -------------
                                                                                      PRINCIPAL
                       RIGHTS -- 0.0%                                                  SHARES
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 0.0%
                       Resolution PLC Expires 08/08/06.............................  $     1,116          1,876
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $296,970,940)...                 398,405,397
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 9.6%
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $43,721,643 and collateralized
                         by $44,485,000 of Federal National Mtg. Assoc. Notes,
                         bearing interest at 6.65% due 07/26/16 having an
                         approximate value of $44,596,213 (cost $43,718,000).......   43,718,000     43,718,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $340,688,940)@                           97.3%                     442,123,397
                       Other assets less liabilities --                  2.7                       12,286,315
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $454,409,712
                                                                       ======                    =============

              -----------------------------
               +  Non-income producing
               @ See Note 3 for cost of investment on a tax basis.
              (1) Illiquid security
              (2) Fair valued security; see Note 2
              ADR -- American Depository Receipt

              OPEN FUTURE CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF    APPRECIATION/
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2006   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                        41   Long   Hang Seng Index Future...........  August 2006     $ 4,468,522    $ 4,477,883     $    9,361
                        86   Long   OMXS30 Index Future..............  August 2006       1,132,746      1,127,982         (4,764)
                       216   Long   CAC40 10 Euro Future.............  September 2006   12,934,682     13,863,736        929,054
                        12   Long   DAX Index Future.................  September 2006    2,094,407      2,183,748         89,341
                        17   Long   DJ Euro Stoxx 50.................  September 2006      742,030        801,614         59,584
                        59   Long   FTSE 100 Index Future............  September 2006    6,223,095      6,516,826        293,731
                        33   Long   OSE Nikkei 225...................  September 2006    4,414,518      4,443,830         29,312
                       151   Long   Topix Index Future...............  September 2006   20,385,959     20,723,149        337,190
                                                                                                                      -----------
                                                                                                                      $1,742,809
                                                                                                                      ===========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        APPRECIATION
                       --------------------------------------------------------------------------------
                       *JPY      3,109,907,316   USD         28,538,925    8/17/2006     $ 1,341,848
                       *JPY      1,334,524,617   USD         11,785,450    9/14/2006          68,942
                       *USD          7,609,331   AUD          9,936,538    8/17/2006           2,650
                       *HKD         95,018,898   USD         12,274,123    8/17/2006          36,122
                       *USD          1,187,720   SEK          8,667,591    9/14/2006          19,636
                       *USD          1,997,235   SGD          3,174,528    9/14/2006          18,087
                       *USD         14,858,358   GBP          8,063,827    9/14/2006         219,607
                       *USD         19,529,267   EUR         15,424,354    9/14/2006         233,175
                                                                                         ------------
                                                                                         $ 1,940,067
                                                                                         ------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *AUD          2,726,942   USD          2,025,000    8/17/2006     $   (64,001)
                       *EUR          1,768,598   USD          2,240,000    8/17/2006         (21,947)
                       *EUR          5,401,988   USD          6,838,254    9/14/2006         (83,040)
                       *GBP          3,349,133   USD          6,179,550    9/14/2006         (82,752)
                       *USD            910,000   HKD          7,053,956    8/17/2006          (1,483)
                       *SEK          1,494,313   USD            205,000    9/14/2006          (3,151)
                       *SGD          3,174,528   USD          2,009,322    9/14/2006          (6,000)
                        USD            185,458   SGD            290,087    8/17/2006          (1,555)
                        USD          2,349,469   CHF          2,805,580    8/17/2006         (64,983)
                       *USD         13,979,914   JPY      1,508,889,607    8/17/2006        (784,220)
                       *USD         29,419,362   EUR         22,734,188    8/17/2006        (343,495)
                       *USD         20,983,018   JPY      2,374,469,919    9/14/2006        (136,305)
                                                                                         ------------
                                                                                          (1,592,932)
                                                                                         ------------
                                Net Unrealized Appreciation (Depreciation)..........     $   347,135
                                                                                         ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CHF -- Swiss Franc
EUR -- Euro Dollar
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar

              See Notes to Financial Statements

---------------------
    208

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Sources................................   19.5%
      Electronics...................................   12.9
      Telecommunications............................   10.6
      Banks.........................................    9.4
      Metals & Minerals.............................    9.0
      Repurchase Agreement..........................    4.6
      Business Services.............................    4.0
      Multi-Industry................................    3.8
      Retail........................................    3.0
      Financial Services............................    2.9
      Food, Beverage & Tobacco......................    2.2
      Automotive....................................    2.1
      Drugs.........................................    2.0
      Energy Services...............................    2.0
      Insurance.....................................    1.6
      Leisure & Tourism.............................    1.6
      Computers & Business Equipment................    1.5
      Transportation................................    1.4
      Machinery.....................................    1.2
      Health Services...............................    1.1
      Real Estate Companies.........................    1.1
      Electrical Equipment..........................    1.0
      Manufacturing.................................    1.0
      Education.....................................    0.5
                                                      -----
                                                      100.0%
                                                      =====

      COUNTRY ALLOCATION*
      South Korea...................................   19.4%
      Taiwan........................................   11.6
      Brazil........................................   11.5
      South Africa..................................   11.3
      Russia........................................   10.8
      China.........................................    7.2
      United States.................................    5.4
      Mexico........................................    4.0
      Thailand......................................    3.9
      Hong Kong.....................................    3.6
      Philippines...................................    2.4
      Israel........................................    2.0
      Egypt.........................................    1.8
      Hungary.......................................    1.6
      Indonesia.....................................    1.5
      Chile.........................................    0.5
      Singapore.....................................    0.5
      India.........................................    0.4
      Cayman Island.................................    0.3
      Malaysia......................................    0.3
                                                      -----
                                                      100.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (UNAUDITED)

                                                                                                      VALUE
                       COMMON STOCK -- 87.8%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 4.5%
                       Companhia de Saneamento de Minas Gerais.....................         100   $        800
                       Companhia Vale do Rio Doce ADR..............................      34,445        799,124
                       CPFL Energia SA.............................................           1             13
                       CSU Cardsystem SA+..........................................      80,800        429,720
                       Lupatech SA+................................................     211,100      2,241,512
                       Petroleo Brasileiro SA ADR..................................      49,722      4,568,457
                       Unibanco -- Uniao de Bancos Brasileiros SA ADR..............      31,021      2,151,927
                                                                                                  -------------
                                                                                                    10,191,553
                                                                                                  -------------
                       CAYMAN ISLAND -- 0.3%
                       FU JI Food & Catering Services..............................     387,000        691,303
                                                                                                  -------------
                       CHILE -- 0.5%
                       Inversiones Aguas Metropolitanas SA.........................   1,109,376      1,189,899
                                                                                                  -------------
                       CHINA -- 7.2%
                       Air China, Ltd..............................................   2,854,000      1,101,902
                       Aluminium Corp. of China, Ltd. .............................   1,471,800        984,963
                       China Life Insurance Co., Ltd. .............................     817,000      1,375,301
                       China Petroleum & Chemical Corp. ...........................   7,450,000      4,180,330
                       China Shenhua Energy Co., Ltd. .............................     915,500      1,647,151
                       China Shipping Development Co., Ltd. .......................   2,428,000      2,015,470
                       Dongfeng Motor Corp. .......................................   1,688,000        755,996
                       PetroChina Co., Ltd. .......................................   2,230,000      2,528,416
                       Shanghai Prime Machinery Co., Ltd.+.........................   4,044,000      1,441,646
                                                                                                  -------------
                                                                                                    16,031,175
                                                                                                  -------------
                       EGYPT -- 1.8%
                       Commercial International Bank...............................       9,866        106,575
                       Orascom Construction Industries.............................      99,580      3,798,024
                                                                                                  -------------
                                                                                                     3,904,599
                                                                                                  -------------
                       HONG KONG -- 3.6%
                       China Mobile Ltd. ..........................................     471,000      3,033,841
                       China Netcom Group Corp. (Hong Kong), Ltd. .................   1,505,500      2,743,543
                       China Resources Power Holdings Co., Ltd. ...................   2,724,000      2,229,626
                                                                                                  -------------
                                                                                                     8,007,010
                                                                                                  -------------
                       HUNGARY -- 1.6%
                       MOL Hungarian Oil and Gas PLC...............................      31,314      3,475,748
                                                                                                  -------------
                       INDIA -- 0.4%
                       Bharat Heavy Electricals, Ltd. .............................      22,183        973,841
                                                                                                  -------------
                       INDONESIA -- 1.5%
                       Bank Rakyat Indonesia.......................................   3,127,500      1,474,097
                       PT Astra International Tbk..................................   1,672,000      1,769,703
                                                                                                  -------------
                                                                                                     3,243,800
                                                                                                  -------------
                       ISRAEL -- 2.0%
                       Teva Pharmaceutical Industries, Ltd. ADR....................     131,617      4,353,890
                                                                                                  -------------

---------------------
    210

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MALAYSIA -- 0.3%
                       Public Bank BHD.............................................     249,000   $    452,727
                       Public Bank BHD (Kuala Lumpur Market).......................     133,100        242,000
                                                                                                  -------------
                                                                                                       694,727
                                                                                                  -------------
                       MEXICO -- 4.0%
                       America Movil SA de CV, Series L ADR........................      40,274      1,441,004
                       Axtel SA de CV+.............................................   1,679,964      3,448,438
                       Controladora Comercial Mexicana SA de CV....................     627,702      1,231,209
                       Corporacion Moctezuma SA de CV..............................     242,711        509,281
                       Wal-Mart de Mexico SA de CV, Series V.......................     756,497      2,332,726
                                                                                                  -------------
                                                                                                     8,962,658
                                                                                                  -------------
                       PHILIPPINES -- 2.4%
                       Ayala Land, Inc. ...........................................   5,548,000      1,481,982
                       First Philippine Holdings Corp. ............................   1,507,950      1,347,561
                       Globe Telecom, Inc. ........................................      58,440      1,112,602
                       Universal Robina Corp. .....................................   4,134,790      1,526,197
                                                                                                  -------------
                                                                                                     5,468,342
                                                                                                  -------------
                       RUSSIA -- 10.8%
                       Comstar United Telesystems GDR+*............................     235,288      1,371,729
                       LUKOIL......................................................       6,637        576,092
                       LUKOIL ADR..................................................      58,041      5,032,155
                       Mobile Telesystems OJSC ADR.................................     126,800      4,049,992
                       OAO Gazprom ADR.............................................     173,942      7,249,903
                       Sberbank(1).................................................         961      1,759,158
                       Surgutneftegaz OJSC.........................................   1,119,590      1,645,797
                       Tatneft ADR.................................................      22,363      2,300,482
                                                                                                  -------------
                                                                                                    23,985,308
                                                                                                  -------------
                       SINGAPORE -- 0.5%
                       Singapore Telecommunications, Ltd. .........................     703,000      1,153,225
                                                                                                  -------------
                       SOUTH AFRICA -- 11.3%
                       Aveng, Ltd. ................................................     866,584      2,695,712
                       Foschini, Ltd. .............................................     228,450      1,460,775
                       Gold Fields, Ltd. ..........................................      16,112        332,069
                       Gold Fields, Ltd. ADR.......................................     117,000      2,439,450
                       Impala Platinum Holdings, Ltd. .............................      13,990      2,578,913
                       Imperial Holdings, Ltd. ....................................     112,253      2,158,183
                       Metropolitan Holdings, Ltd. ................................   1,262,906      2,164,348
                       Network Healthcare Holdings, Ltd.+..........................   1,732,829      2,420,675
                       Reunert, Ltd. ..............................................     373,959      3,578,722
                       Sasol, Ltd. ................................................     120,634      4,342,421
                       Standard Bank Group, Ltd. ..................................      99,978      1,100,036
                                                                                                  -------------
                                                                                                    25,271,304
                                                                                                  -------------
                       SOUTH KOREA -- 18.8%
                       Daegu Bank..................................................     207,310      3,743,821
                       Daewoo Shipbuilding & Marine Engineering Co., Ltd. .........      40,680      1,281,897
                       GS Engineering & Construction Corp. ........................      30,840      2,066,332
                       GS Holdings Corp. ..........................................      43,580      1,510,153
                       Hynix Semiconductor, Inc.+..................................      53,350      1,815,196
                       Hynix Semiconductor, Inc. GDR+*.............................      10,995        371,081
                       Hyundai Department Store Co., Ltd. .........................      24,090      1,750,257
                       Hyundai Motor Co. ..........................................      28,310      2,166,521
                       Kookmin Bank................................................      39,882      3,482,159
                       Korea Zinc Co., Ltd. .......................................      15,480      1,372,651
                       Korean Arlines Co., Ltd. ...................................      41,360      1,374,770
                       KT Freetel Co., Ltd. .......................................      38,920      1,159,206
                       LG Electronics, Inc. .......................................      21,500      1,260,469
                       Megastudy Co., Ltd. ........................................      12,321      1,172,507

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       SOUTH KOREA (continued)
                       POSCO.......................................................      13,828   $  3,373,036
                       POSCO ADR...................................................      15,100        932,274
                       Samsung Electronics Co., Ltd. ..............................      10,542      6,710,151
                       Shinhan Financial Group Co., Ltd. ..........................      81,430      4,006,711
                       SK Corp. ...................................................      34,630      2,425,405
                                                                                                  -------------
                                                                                                    41,974,597
                                                                                                  -------------
                       TAIWAN -- 11.6%
                       AU Optronics Corp. .........................................     904,000      1,301,484
                       China Steel Corp. ..........................................   2,718,945      2,183,458
                       Far EasTone Telecommunications Co., Ltd. ...................   2,187,000      2,427,403
                       Greatek Electronics, Inc. ..................................   1,328,000      1,459,786
                       Himax Technologies, Inc. ADR+...............................     129,390        837,153
                       HON HAI Precision Industry Co., Ltd. .......................     414,224      2,453,724
                       Lite-On Technology Corp. ...................................     923,740      1,246,697
                       Powerchip Semiconductor Corp. ..............................   2,997,000      1,967,496
                       Siliconware Precision Industries Co. .......................     939,984      1,119,370
                       SinoPac Financial Holdings Co., Ltd. .......................   4,097,000      1,995,333
                       Taiwan Semiconductor Manufacturing Co., Ltd. ...............   1,281,989      2,145,130
                       United Microelectronics Corp. ..............................   6,556,572      3,603,612
                       Wan Hai Lines, Ltd. ........................................   1,836,454      1,138,321
                       Wistron Corp. ..............................................   1,905,588      1,995,776
                                                                                                  -------------
                                                                                                    25,874,743
                                                                                                  -------------
                       THAILAND -- 3.9%
                       Italian-Thai Development PCL................................   9,914,800      1,374,873
                       Kasikornbank, PCL...........................................     406,000        686,318
                       Krung Thai Bank PCL.........................................   1,076,400        309,899
                       Krung Thai Bank PCL (Foreign Market)(1).....................   9,137,422      2,630,689
                       LPN Development PCL.........................................   9,540,100      1,058,331
                       Thai Airways International PCL(1)...........................     926,000        990,571
                       Thai Bevergae PCL+..........................................   8,892,000      1,576,945
                                                                                                  -------------
                                                                                                     8,627,626
                                                                                                  -------------
                       UNITED STATES -- 0.8%
                       NII Holdings, Inc.+.........................................      31,951      1,686,374
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $182,593,028)......................                195,761,722
                                                                                                  -------------
                       PREFERRED STOCK -- 7.6%
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 7.0%
                       Banco Bradesco SA...........................................      87,325   $  2,922,206
                       Companhia Energetica de Minas Gerais........................         611             27
                       Companhia Vale do Rio Doce ADR..............................      93,250      1,855,675
                       Duratex SA..................................................     244,600      2,417,329
                       Petroleo Brasileiro SA ADR..................................      68,925      5,709,747
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............      78,890      2,719,720
                                                                                                  -------------
                                                                                                    15,624,704
                                                                                                  -------------
                       SOUTH KOREA -- 0.6%
                       Samsung Electronics Co., Ltd. ..............................       2,653      1,262,341
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $9,884,625).....................                 16,887,045
                                                                                                  -------------

                       RIGHTS -- 0.0%+
                       ----------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       True Corp. PCL(1)...........................................     124,768              0
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $192,477,653)...                212,648,767
                                                                                                  -------------

---------------------
    212

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 4.6%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         5.24%, dated 07/31/06, to be repurchased 08/01/06 in the
                         amount of $10,115,472 and collateralized by $10,605,000 of
                         Federal Home Mtg. Corp. Notes, bearing interest at 5.67%,
                         due 01/29/07 and having an approximate value of
                         $10,313,285 (cost $10,114,000)............................  $10,114,000  $ 10,114,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $202,591,653)@                           100.0%                      222,762,767
                       Other assets less liabilities --                   0.0                           105,596
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $222,868,363
                                                                        ======                     =============

              -----------------------------

               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2006, the aggregate value of these securities was $1,742,810 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                                     GROSS UNREALIZED
                              CONTRACT                    IN             DELIVERY      APPRECIATION
                             TO DELIVER              EXCHANGE FOR          DATE       (DEPRECIATION)
                       ------------------------------------------------------------------------------
                       CLP         541,965,400   USD        1,001,784   08/01/2007      $  1,473
                       ZAR         152,496,000   USD       21,380,442   08/01/2007       128,833
                                                                                        ---------
                                Net Unrealized Appreciation (Depreciation)........      $130,306
                                                                                        =========

              -----------------------------

              CLP -- Chilean Peso
              ZAR -- South Africa Rand

                                                           ---------------------

                                                                                                                     GROSS
                                                                                        NOTIONAL    TERMINATION    UNREALIZED
                       EQUITY SWAPS                                           SHARES     AMOUNT        DATE       APPRECIATION
                       -------------------------------------------------------------------------------------------------------
                       Agreement with Morgan Stanley dated September 16,
                         2005 to receive quarterly the total return on MSCI
                         India Index and pay quarterly the notional amount
                         multiplied by the three month USD-LIBOR minus
                         3.38%(1)...........................................   7,678   $1,760,089    09/21/06      $ 157,721
                                                                                                                   ---------
                                                                                                                     GROSS
                                                                                                                   UNREALIZED
                                                                                                                  DEPRECIATION
                                                                                                                  ------------
                       Agreement with Morgan Stanley dated April 20, 2006 to
                         receive quarterly the total return on MSCI India
                         Index and pay quarterly the notional amount
                         multiplied by the three month USD-LIBOR minus
                         4.00%(1)...........................................     600   $  192,650    02/01/07      $ (23,370)
                       Agreement with Morgan Stanley dated January 27, 2006
                         to receive quarterly the total return on MSCI India
                         Index and pay quarterly the notional amount
                         multiplied by the three month USD-LIBOR minus
                         4.00%(1)...........................................  12,655    3,429,897    02/01/07       (492,912)
                                                                                                                   ---------
                                                                                                                    (516,282)
                                                                                                                   ---------
                       Net Unrealized Appreciation (Depreciation)...........                                       $(358,561)
                                                                                                                   =========

              See Notes to Financial Statements

---------------------
    214

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Telecommunications.............................  11.5%
      Banks..........................................  10.2
      Electronics....................................   7.4
      Insurance......................................   7.4
      Broadcasting & Media...........................   5.0
      Food, Beverage & Tobacco.......................   4.4
      Drugs..........................................   4.0
      Business Services..............................   3.6
      Energy Services................................   3.5
      Energy Sources.................................   3.4
      Entertainment Products.........................   3.4
      Forest Products................................   3.4
      Automotive.....................................   3.3
      Chemicals......................................   3.2
      Machinery......................................   3.2
      Aerospace & Military Technology................   3.1
      Repurchase Agreement...........................   2.9
      Electric Utilities.............................   2.6
      Retail.........................................   2.3
      Utilities......................................   1.7
      Transportation.................................   1.4
      Gas & Pipeline Utilities.......................   1.3
      Electrical Equipment...........................   1.0
      Financial Services.............................   0.9
      Leisure & Tourism..............................   0.9
      Multi-Industry.................................   0.9
      Real Estate Companies..........................   0.9
      Computer Services..............................   0.8
      Household Products.............................   0.6
      Internet Software..............................   0.6
      Metals & Minerals..............................   0.4
                                                       ----
                                                       99.2%
                                                       ====

      COUNTRY ALLOCATION*
      United Kingdom.................................  20.9%
      Japan..........................................   9.5
      Germany........................................   9.0
      France.........................................   8.6
      Netherlands....................................   8.5
      South Korea....................................   6.3
      Spain..........................................   4.7
      United States..................................   4.7
      Switzerland....................................   3.9
      Sweden.........................................   3.6
      Finland........................................   2.7
      Hong Kong......................................   2.6
      Italy..........................................   2.4
      Canada.........................................   2.0
      Australia......................................   1.4
      Brazil.........................................   1.4
      Taiwan.........................................   1.3
      Norway.........................................   1.2
      Portugal.......................................   1.1
      Denmark........................................   1.0
      Mexico.........................................   0.9
      Singapore......................................   0.9
      Israel.........................................   0.6
                                                       ----
                                                       99.2%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC      INVESTMENT PORTFOLIO -- JULY 31, 2006
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 96.3%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.4%
                       National Australia Bank, Ltd. ..............................      188,228   $  5,178,184
                       Symbion Health, Ltd. .......................................      552,471      1,299,711
                                                                                                   -------------
                                                                                                      6,477,895
                                                                                                   -------------
                       BRAZIL -- 1.4%
                       Empresa Brasileira de Aeronautica SA ADR....................      109,830      3,792,430
                       Tele Norte Leste Participacoes SA ADR.......................      171,630      2,277,530
                                                                                                   -------------
                                                                                                      6,069,960
                                                                                                   -------------
                       CANADA -- 2.0%
                       BCE, Inc. ..................................................      135,987      3,101,373
                       Domtar, Inc. ...............................................      479,200      3,031,786
                       Jean Coutu Group PJC, Inc. .................................      299,800      2,763,024
                                                                                                   -------------
                                                                                                      8,896,183
                                                                                                   -------------
                       DENMARK -- 1.0%
                       Vestas Wind Systems A/S+....................................      168,043      4,530,934
                                                                                                   -------------
                       FINLAND -- 2.7%
                       Stora Enso Oyj..............................................      442,230      6,504,240
                       UPM-Kymmene Oyj.............................................      248,554      5,511,851
                                                                                                   -------------
                                                                                                     12,016,091
                                                                                                   -------------
                       FRANCE -- 8.6%
                       Accor SA....................................................       65,376      3,856,553
                       AXA SA......................................................      128,604      4,435,527
                       France Telecom SA...........................................      247,280      5,180,359
                       Michelin SA, Class B........................................       78,705      4,781,577
                       Sanofi-Synthelabo SA........................................       60,248      5,729,732
                       Suez SA.....................................................      111,988      4,643,517
                       Thomson.....................................................      182,300      3,062,241
                       Total SA....................................................       62,820      4,273,115
                       Valeo SA+...................................................       62,244      2,274,795
                                                                                                   -------------
                                                                                                     38,237,416
                                                                                                   -------------
                       GERMANY -- 9.0%
                       BASF AG.....................................................       65,376      5,262,048
                       Bayerische Motoren Werke AG.................................      119,260      6,156,171
                       Celesio AG+.................................................       54,236      2,535,687
                       Deutsche Post AG............................................      246,453      6,101,194
                       E.ON AG.....................................................       55,466      6,687,038
                       Infineon Technologies AG+...................................      310,460      3,315,423
                       Muenchener Rueckversicherungs AG............................       30,680      4,225,927
                       Siemens AG..................................................       68,970      5,560,136
                                                                                                   -------------
                                                                                                     39,843,624
                                                                                                   -------------
                       HONG KONG -- 2.6%
                       Cheung Kong Holdings, Ltd. .................................      385,000      4,171,965
                       Hutchison Whampoa, Ltd. ....................................      449,000      4,094,058
                       Swire Pacific, Ltd., Class A................................      298,500      3,096,329
                                                                                                   -------------
                                                                                                     11,362,352
                                                                                                   -------------

---------------------
    216

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ISRAEL -- 0.6%
                       Check Point Software Technologies, Ltd.+....................      169,220   $  2,842,896
                                                                                                   -------------
                       ITALY -- 2.4%
                       Eni SpA.....................................................      159,856      4,902,844
                       UniCredito Italiano SpA.....................................      737,071      5,672,747
                                                                                                   -------------
                                                                                                     10,575,591
                                                                                                   -------------
                       JAPAN -- 9.5%
                       Fuji Photo Film Co., Ltd.+..................................      138,600      4,666,545
                       Hitachi, Ltd. ..............................................      483,000      3,092,346
                       KDDI Corp.+.................................................          647      4,198,770
                       Mabuchi Motor Co., Ltd.+....................................       77,700      5,218,631
                       NEC Corp. ..................................................      355,000      1,963,191
                       Nintendo Co., Ltd. .........................................       28,900      5,397,087
                       Nippon Telegraph & Telephone Corp.+.........................          491      2,565,389
                       Olympus Optical Co., Ltd.+..................................      111,000      3,195,080
                       Sompo Japan Insurance, Inc. ................................      220,000      2,972,480
                       Sony Corp. .................................................      114,300      5,264,111
                       Takeda Chemical Industries, Ltd. ...........................       53,600      3,459,723
                                                                                                   -------------
                                                                                                     41,993,353
                                                                                                   -------------
                       MEXICO -- 0.9%
                       Telefonos de Mexico SA de CV ADR............................      167,780      3,932,763
                                                                                                   -------------
                       NETHERLANDS -- 8.5%
                       Akzo Nobel NV...............................................       75,330      4,191,629
                       ING Groep NV................................................      203,638      8,266,843
                       Koninklijke Philips Electronics NV..........................      149,189      4,926,340
                       Reed Elsevier NV............................................      175,197      2,602,755
                       Royal Dutch Shell PLC.......................................       80,418      5,939,673
                       SBM Offshore NV.............................................      101,800      2,806,249
                       Unilever NV.................................................      218,757      5,200,383
                       Wolters Kluwer NV...........................................      154,390      3,636,697
                                                                                                   -------------
                                                                                                     37,570,569
                                                                                                   -------------
                       NORWAY -- 1.2%
                       Telenor ASA.................................................      424,640      5,416,239
                                                                                                   -------------
                       PORTUGAL -- 1.1%
                       Portugal Telecom SGPS SA....................................      409,647      5,086,313
                                                                                                   -------------
                       SINGAPORE -- 0.9%
                       DBS Group Holdings, Ltd. ...................................      349,300      4,004,389
                                                                                                   -------------
                       SOUTH KOREA -- 6.3%
                       Kookmin Bank ADR............................................       73,720      6,357,613
                       Korea Electric Power Corp. ADR..............................      200,390      3,835,465
                       KT Corp. ADR................................................       85,380      1,841,647
                       POSCO ADR...................................................       32,030      1,977,532
                       Samsung Electronics Co., Ltd. GDR*+.........................       34,213     10,888,287
                       SK Telecom Co., Ltd. ADR....................................      134,130      3,139,983
                                                                                                   -------------
                                                                                                     28,040,527
                                                                                                   -------------
                       SPAIN -- 4.7%
                       Banco Santander Central Hispano SA+.........................      328,614      4,978,491
                       Iberdrola SA................................................       81,020      2,877,160
                       Repsol YPF SA ADR...........................................      248,630      7,028,770
                       Telefonica SA...............................................      346,983      5,868,447
                                                                                                   -------------
                                                                                                     20,752,868
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SWEDEN -- 3.6%
                       Atlas Copco AB, Class A+....................................      223,140   $  5,557,563
                       Nordea AB+..................................................      473,361      5,925,780
                       Securitas AB, Class B.......................................      239,090      4,461,965
                                                                                                   -------------
                                                                                                     15,945,308
                                                                                                   -------------
                       SWITZERLAND -- 3.9%
                       Lonza Group AG..............................................       69,666      4,730,075
                       Nestle SA...................................................       11,510      3,771,816
                       Swiss Reinsurance...........................................       67,985      4,889,417
                       UBS AG......................................................       74,254      4,039,905
                                                                                                   -------------
                                                                                                     17,431,213
                                                                                                   -------------
                       TAIWAN -- 1.3%
                       Chunghwa Telecom Co., Ltd. ADR..............................      107,260      1,991,818
                       Compal Electronics, Inc. GDR*+..............................      769,750      3,694,800
                                                                                                   -------------
                                                                                                      5,686,618
                                                                                                   -------------
                       UNITED KINGDOM -- 20.9%
                       BAE Systems PLC.............................................      738,961      4,931,404
                       Boots Group PLC.............................................      280,673      4,120,975
                       BP PLC......................................................      406,092      4,892,839
                       British Sky Broadcasting Group PLC..........................      804,933      8,427,760
                       Cadbury Schweppes PLC.......................................      424,579      4,151,949
                       Compass Group PLC...........................................    1,323,258      6,309,386
                       GKN PLC.....................................................      273,326      1,324,937
                       GlaxoSmithKline PLC.........................................      173,267      4,793,445
                       Group 4 Securicor...........................................    1,315,070      4,108,580
                       HSBC Holdings PLC...........................................      378,145      6,822,981
                       Kingfisher PLC..............................................      803,580      3,670,158
                       WM Morrison Supermarkets PLC................................      620,660      2,370,958
                       National Grid PLC...........................................      207,585      2,363,450
                       Pearson PLC.................................................      226,151      3,071,211
                       Rentokil Initial PLC........................................    1,361,824      4,165,615
                       Rolls-Royce Group PLC+......................................      620,721      5,110,525
                       Royal Bank of Scotland Group PLC............................      196,891      6,406,942
                       Shire PLC...................................................      326,806      5,271,439
                       Smiths Group PLC............................................      169,820      2,859,772
                       Vodafone Group PLC..........................................    2,902,858      6,303,700
                       Yell Group PLC..............................................      159,462      1,516,183
                                                                                                   -------------
                                                                                                     92,994,209
                                                                                                   -------------
                       UNITED STATES -- 1.8%
                       ACE, Ltd. ..................................................       78,810      4,061,079
                       XL Capital, Ltd., Class A...................................       61,300      3,904,810
                                                                                                   -------------
                                                                                                      7,965,889
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $339,949,382)...                 427,673,200
                                                                                                   -------------

---------------------
    218

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 2.9%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.00% dated 07/31/06 to be repurchased
                         08/01/06 in the amount of $12,771,064 and collateralized
                         by $135,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13% due 06/15/10, $5,790,000 of Federal
                         National Mtg. Assoc. Notes, bearing interest at 6.63% due
                         10/15/07, $3,025,000 of Federal National Mtg. Assoc.
                         Notes, bearing interest at 6.00% due 05/15/08, $2,490,000
                         of Federal Home Loan Mtg. Corp. Notes, bearing interest at
                         5.50% due 01/18/08, $10,000 of Federal National Mtg.
                         Assoc. Notes, bearing interest at 5.13% due 04/15/11,
                         $225,000 of Federal National Mtg. Assoc. Notes, bearing
                         interest at 4.63% due 05/01/13, $105,000 of Federal Home
                         Loan Mtg. Corp. Notes, bearing interest at 4.75% due
                         01/19/16, $245,000 of Federal National Mtg. Assoc. Notes,
                         bearing interest at 4.25% due 08/15/10 and $730,000 of
                         Federal Home Loan Mtg. Corp. Notes, bearing interest at
                         4.25% due 12/28/06 having a combined approximate value of
                         $13,029,132. (cost $12,770,000)...........................  $12,770,000   $ 12,770,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $352,719,382)@                            99.2%                    440,443,200
                       Other assets less liabilities --                   0.8                       3,401,509
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $443,844,709
                                                                        ======                   =============

              -----------------------------
              + Non-income producing security
              * Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of these securities was $14,583,087 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered illiquid.
              @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES
    JULY 31, 2006 (UNAUDITED)

                                                                                                 WORLDWIDE
                                       CASH        CORPORATE        GLOBAL       HIGH-YIELD        HIGH
                                    MANAGEMENT        BOND           BOND           BOND          INCOME
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $         --   $507,593,500   $144,961,595   $292,263,296   $ 80,719,988
   Long-term investment
    securities, at value
    (affiliated)*................            --             --             --      1,052,500             --
   Short-term investment
    securities, at value
    (unaffiliated)*..............   421,887,390     14,643,000      3,684,000             --             --
   Repurchase agreements (cost
    equals market value).........    76,847,000             --             --     29,618,000      1,482,000
                                   -------------------------------------------------------------------------
   Total investments.............   498,734,390    522,236,500    148,645,595    322,933,796     82,201,988
                                   -------------------------------------------------------------------------
   Cash..........................           711         61,695            737        255,939         19,209
   Foreign cash*.................            --             --        207,121        189,965        106,089
   Due from broker...............            --             --        240,046             --        421,730
   Receivable for:
    Fund shares sold.............     2,692,156      1,203,537        265,143        366,225        148,431
    Dividends and interest.......       782,564      8,615,357      1,983,803      5,394,447      1,611,660
    Investments sold.............            --      2,531,460             --        923,563        105,823
    Interest on swap contracts...            --             --        453,099             --             --
   Prepaid expenses and other
    assets.......................         3,488          4,578          1,411         45,506            872
   Due from investment adviser
    for expense
    reimbursements/fee waivers...            --             --             --             --             --
   Variation margin on futures
    contracts....................            --             --             --             --             --
   Unrealized appreciation on
    forward foreign currency
    contracts....................            --             --        674,602             --             --
   Unrealized appreciation on
    swap contracts...............            --             --        870,978             --             --
                                   -------------------------------------------------------------------------
   Total assets..................   502,213,309    534,653,127    153,342,535    330,109,441     84,615,802
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.........     1,004,221        568,074        183,437        216,935        136,601
    Investments purchased........            --     12,485,999             --      2,512,995        361,515
    Accrued foreign tax on
      capital gains..............            --             --             --             --             --
    Investment advisory and
      management fees............       185,131        238,723         86,057        166,379         56,657
    Service fees -- Class 2......         7,539          7,420          2,319          5,075            967
    Service fees -- Class 3......        36,078         37,472          7,843         13,567            429
    Trustees' fees and
      expenses...................         1,366          2,273            676          1,659            383
    Interest on swap contracts...            --             --        660,106             --             --
    Other accrued expenses.......       104,463        152,009        110,179        126,247         80,953
    Line of credit...............            --             --             --             --             --
   Variation margin on futures
    contracts....................            --             --         10,618             --          3,811
   Due to investment advisor for
    expense recoupment...........            --             --             --             --             --
   Due to custodian..............            --             --             --             --             --
   Due to custodian for foreign
    cash*........................            --             --             --             --             --
   Call and put options written,
    at value@....................            --             --             --             --          1,311
   Unrealized depreciation on
    forward foreign currency
    contracts....................            --             --        671,088             --         27,124
   Unrealized depreciation on
    swap contracts...............            --             --        753,141             --             --
                                   -------------------------------------------------------------------------
   Total liabilities.............     1,338,798     13,491,970      2,485,464      3,042,857        669,751
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $500,874,511   $521,161,157   $150,857,071   $327,066,584   $ 83,946,051
                                   =========================================================================
   ---------------
   * Cost
      Long-term investment
        securities
        (unaffiliated)...........  $         --   $515,400,608   $143,072,024   $276,737,961   $ 80,751,140
                                   =========================================================================
      Long-term investment
        securities
        (affiliated).............  $         --   $         --   $         --   $    945,653   $         --
                                   =========================================================================
      Short-term investment
        securities
        (unaffiliated)...........  $421,964,251   $ 14,643,000   $  3,684,000   $         --   $         --
                                   =========================================================================
      Foreign cash...............  $         --   $         --   $    205,344   $    192,983   $    105,454
                                   =========================================================================
   #  Proceeds from securities
    sold short...................  $         --   $         --   $         --   $         --   $         --
                                   =========================================================================
   @ Premiums received on options
    written......................  $         --   $         --   $         --   $         --   $     14,969
                                   =========================================================================

    See Notes To Financial Statements

---------------------
    220

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)

                                                                                                  WORLDWIDE
                                       CASH        CORPORATE        GLOBAL       HIGH-YIELD         HIGH
                                    MANAGEMENT        BOND           BOND           BOND           INCOME
   ----------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $481,854,356   $508,659,095   $131,152,468   $ 381,250,739   $105,659,697
   Accumulated undistributed net
    investment income (loss).....    19,995,303     37,171,911     13,910,257      36,026,855      8,752,334
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts, options contracts,
    and foreign exchange
    transactions.................      (898,287)   (16,862,741)     3,899,664    (105,840,174)   (30,403,415)
   Unrealized appreciation
    (depreciation) on
    investments..................       (76,861)    (7,807,108)     1,889,571      15,632,182        (46,121)
   Unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap
    contracts....................            --             --        (30,117)             --          9,635
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............            --             --         35,228          (3,018)       (26,079)
   Accrued capital gains tax on
    unrealized appreciation
    (depreciation)...............            --             --             --              --             --
                                   --------------------------------------------------------------------------
   NET ASSETS....................  $500,874,511   $521,161,157   $150,857,071   $ 327,066,584   $ 83,946,051
                                   ==========================================================================
   Class 1 (unlimited shares
    authorized):
   Net assets....................  $266,383,970   $278,834,545   $ 93,472,582   $ 220,747,465   $ 74,261,018
   Shares of beneficial interest
    issued and outstanding.......    23,881,187     23,687,731      7,809,403      29,210,092      9,552,468
   Net asset value, offering and
    redemption price per share...  $      11.15   $      11.77   $      11.97   $        7.56   $       7.77
                                   ==========================================================================
   Class 2 (unlimited shares
    authorized):
   Net assets....................  $ 59,085,335   $ 58,587,888   $ 18,323,397   $  40,364,311   $  7,600,928
   Shares of beneficial interest
    issued and outstanding.......     5,309,646      4,988,493      1,538,824       5,355,267        981,950
   Net asset value, offering and
    redemption price per share...  $      11.13   $      11.74   $      11.91   $        7.54   $       7.74
                                   ==========================================================================
   Class 3 (unlimited shares
    authorized):
   Net assets....................  $175,405,206   $183,738,724   $ 39,061,092   $  65,954,808   $  2,084,105
   Shares of beneficial interest
    issued and outstanding.......    15,791,384     15,674,808      3,290,110       8,764,867        269,850
   Net asset value, offering and
    redemption price per share...  $      11.11   $      11.72   $      11.87   $        7.52   $       7.72
                                   ==========================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)


                                    SUNAMERICA      MFS TOTAL        TELECOM       EQUITY        EQUITY
                                     BALANCED         RETURN         UTILITY       INCOME        INDEX
   -------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $245,097,174   $  999,624,415   $47,366,094   $4,825,019   $35,640,524
   Long-term investment
    securities, at value
    (affiliated)*................            --               --            --           --       493,793
   Short-term investment
    securities, at value
    (unaffiliated)*..............     7,477,893       20,351,000     1,730,000           --        99,620
   Repurchase agreements (cost
    equals market value).........     2,187,000               --            --           --       512,000
                                   -----------------------------------------------------------------------
   Total investments.............   254,762,067    1,019,975,415    49,096,094    4,825,019    36,745,937
                                   -----------------------------------------------------------------------
   Cash..........................        42,315           42,189           799           --           552
   Foreign cash*.................            --               --            --           --            --
   Due from broker...............            --               --            --           --            --
   Receivable for:
    Fund shares sold.............        48,224          872,280        74,505           39         5,988
    Dividends and interest.......       859,594        5,743,707        93,537        8,025        33,332
    Investments sold.............    34,251,006        2,238,551            --      119,524           707
    Interest on swap contracts...            --               --            --           --            --
   Prepaid expenses and other
    assets.......................         2,594           43,660         4,908          136           416
   Due from investment adviser
    for expense
    reimbursements/fee waivers...            --               --            --        3,291         4,082
   Variation margin on futures
    contracts....................         3,858               --            --           --            --
   Unrealized appreciation on
    forward foreign currency
    contracts....................            --               --            --           --            --
   Unrealized appreciation on
    swap contracts...............            --               --            --           --            --
                                   -----------------------------------------------------------------------
   Total assets..................   289,969,658    1,028,915,802    49,269,843    4,956,034    36,791,014
                                   -----------------------------------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.........       410,091          925,566        32,140        1,407       178,491
    Investments purchased........    53,985,870        2,917,523            --       20,003            --
    Accrued foreign tax on
      capital gains..............            --               --            --           --            --
    Investment advisory and
      management fees............       128,453          559,522        30,209        2,698        12,391
    Service fees -- Class 2......         2,800           16,504            90           --            --
    Service fees -- Class 3......         3,093           50,801           610           --            --
    Trustees' fees and
      expenses...................         1,351            4,932           160           --           132
    Interest on swap contracts...            --               --            --           --            --
    Other accrued expenses.......       129,391          295,713        43,473       53,208        56,280
    Line of credit...............            --               --            --           --            --
   Variation margin on futures
    contracts....................            --               --            --           --         1,171
   Due to investment advisor for
    expense recoupment...........            --               --            --           --            --
   Due to custodian..............            --               --            --       25,175            --
   Due to custodian for foreign
    cash*........................            --               --           254           --            --
   Call and put options written,
    at value@....................            --               --            --           --            --
   Unrealized depreciation on
    forward foreign currency
    contracts....................            --               --            --           --            --
   Unrealized depreciation on
    swap contracts...............            --               --            --           --            --
                                   -----------------------------------------------------------------------
   Total liabilities.............    54,661,049        4,770,561       106,936      102,491       248,465
                                   -----------------------------------------------------------------------
   NET ASSETS....................  $235,308,609   $1,024,145,241   $49,162,907   $4,853,543   $36,542,549
                                   =======================================================================
   ---------------
   *  Cost
      Long-term investment
        securities
        (unaffiliated)...........  $240,737,825   $  944,769,360   $42,461,161   $3,886,553   $36,255,873
                                   =======================================================================
      Long-term investment
        securities
        (affiliated).............  $         --   $           --   $        --   $       --   $   538,214
                                   =======================================================================
      Short-term investment
        securities
        (unaffiliated)...........  $  7,477,893   $   20,351,000   $ 1,730,000   $       --   $    99,620
                                   =======================================================================
      Foreign cash...............  $         --   $           --   $      (250)  $       --   $        --
                                   =======================================================================
   #  Proceeds from securities
    sold short...................  $         --   $           --   $        --   $       --   $        --
                                   =======================================================================
   @ Premiums received on options
    written......................  $         --   $           --   $        --   $       --   $        --
                                   =======================================================================

    See Notes to Financial Statements

---------------------
    222

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)


                                    SUNAMERICA      MFS TOTAL        TELECOM        EQUITY        EQUITY
                                     BALANCED         RETURN         UTILITY        INCOME        INDEX
   --------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $334,468,915   $  885,332,694   $ 86,525,746   $3,115,881   $40,369,086
   Accumulated undistributed net
    investment income (loss).....     9,298,065       38,119,297      2,919,355      105,533       845,723
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts, options contracts,
    and foreign exchange
    transactions.................  (112,816,339)      45,836,228    (45,187,124)     693,663    (4,020,110)
   Unrealized appreciation
    (depreciation) on
    investments..................     4,359,349       54,855,055      4,904,933      938,466      (659,770)
   Unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap
    contracts....................        (1,381)              --             --           --         7,620
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............            --            1,967             (3)          --            --
   Accrued capital gains tax on
    unrealized appreciation
    (depreciation)...............            --               --             --           --            --
                                   ------------------------------------------------------------------------
   NET ASSETS....................  $235,308,609   $1,024,145,241   $ 49,162,907   $4,853,543   $36,542,549
                                   ========================================================================
   Class 1 (unlimited shares
    authorized):
   Net assets....................  $198,457,812   $  646,256,757   $ 43,681,230   $4,853,543   $36,542,549
   Shares of beneficial interest
    issued and outstanding.......    13,983,177       36,892,322      4,430,510      373,558     3,350,480
   Net asset value, offering and
    redemption price per share...  $      14.19   $        17.52   $       9.86   $    12.99   $     10.91
                                   ========================================================================
   Class 2 (unlimited shares
    authorized):
   Net assets....................  $ 22,002,406   $  130,573,658   $  5,032,880   $       --   $        --
   Shares of beneficial interest
    issued and outstanding.......     1,553,452        7,469,436        511,393           --            --
   Net asset value, offering and
    redemption price per share...  $      14.16   $        17.48   $       9.84   $       --   $        --
                                   ========================================================================
   Class 3 (unlimited shares
    authorized):
   Net assets....................  $ 14,848,391   $  247,314,826   $    448,797   $       --   $        --
   Shares of beneficial interest
    issued and outstanding.......     1,050,137       14,171,152         45,686           --            --
   Net asset value, offering and
    redemption price per share...  $      14.14   $        17.45   $       9.82   $       --   $        --
                                   ========================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)

                                                   FEDERATED         DAVIS
                                     GROWTH-        AMERICAN        VENTURE        "DOGS" OF      ALLIANCE
                                      INCOME        LEADERS          VALUE        WALL STREET      GROWTH
   ----------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $619,182,981   $223,756,499   $2,330,198,085   $97,652,623   $860,543,982
   Long-term investment
    securities, at value
    (affiliated)*................            --             --       27,525,898            --             --
   Short-term investment
    securities, at value
    (unaffiliated)*..............    36,438,000      8,046,000       18,067,000            --     15,523,000
   Repurchase agreements (cost
    equals market value).........            --             --               --     1,188,000             --
                                   --------------------------------------------------------------------------
   Total investments.............   655,620,981    231,802,499    2,375,790,983    98,840,623    876,066,982
                                   --------------------------------------------------------------------------
   Cash..........................           896            848          134,965           721          6,571
   Foreign cash*.................            --             --        4,671,376            --             --
   Due from broker...............            --             --               --            --             --
   Receivable for:
    Fund shares sold.............        12,547        111,472        1,486,929        48,090      1,008,918
    Dividends and interest.......       262,135        145,901        1,878,182       156,201        407,762
    Investments sold.............            --             --        3,416,554            --             --
    Interest on swap contracts...            --             --               --            --             --
   Prepaid expenses and other
    assets.......................       110,147        135,357           73,552         1,600        262,469
   Due from investment adviser
    for expense
    reimbursements/fee waivers...            --             --               --            --             --
   Variation margin on futures
    contracts....................            --             --               --            --             --
   Unrealized appreciation on
    forward foreign currency
    contracts....................            --             --               --            --             --
   Unrealized appreciation on
    swap contracts...............            --             --               --            --             --
                                   --------------------------------------------------------------------------
   Total assets..................   656,006,706    232,196,077    2,387,452,541    99,047,235    877,752,702
                                   --------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.........       684,699        231,241        2,310,189        63,893      1,770,410
    Investments purchased........     9,820,526             --       15,503,508            --     10,309,060
    Accrued foreign tax on
      capital gains..............            --             --               --            --             --
    Investment advisory and
      management fees............       317,478        136,028        1,414,467        49,831        454,494
    Service fees -- Class 2......         4,706          2,478           27,090         2,345          8,484
    Service fees -- Class 3......         4,143         11,571           95,008         3,221         29,209
    Trustees' fees and
      expenses...................         4,211          1,169           12,013           437          5,535
    Interest on swap contracts...            --             --               --            --             --
    Other accrued expenses.......       169,223         87,937          567,128        53,732        251,384
    Line of credit...............            --             --               --            --             --
   Variation margin on futures
    contracts....................            --             --               --            --             --
   Due to investment advisor for
    expense recoupment...........            --             --               --            --             --
   Due to custodian..............            --             --               --            --             --
   Due to custodian for foreign
    cash*........................            --             --               --            --             --
   Call and put options written,
    at value@....................            --             --               --            --             --
   Unrealized depreciation on
    forward foreign currency
    contracts....................            --             --               --            --             --
   Unrealized depreciation on
    swap contracts...............            --             --               --            --             --
                                   --------------------------------------------------------------------------
   Total liabilities.............    11,004,986        470,424       19,929,403       173,459     12,828,576
                                   --------------------------------------------------------------------------
   NET ASSETS....................  $645,001,720   $231,725,653   $2,367,523,138   $98,873,776   $864,924,126
                                   ==========================================================================
   ---------------
   *  Cost
      Long-term investment
        securities
        (unaffiliated)...........  $508,463,978   $206,586,299   $1,532,090,174   $95,013,278   $829,509,696
                                   ==========================================================================
      Long-term investment
        securities
        (affiliated).............  $         --   $         --   $   20,533,287   $        --   $         --
                                   ==========================================================================
      Short-term investment
        securities
        (unaffiliated)...........  $ 36,438,000   $  8,046,000   $   18,067,000   $        --   $ 15,523,000
                                   ==========================================================================
      Foreign cash...............  $         --   $         --   $    4,496,006   $        --   $         --
                                   ==========================================================================
   #  Proceeds from securities
    sold short...................  $         --   $         --   $           --   $        --   $         --
                                   ==========================================================================
   @ Premiums received on options
    written......................  $         --   $         --   $           --   $        --   $         --
                                   ==========================================================================

    See Notes to Financial Statements

---------------------
    224

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)

                                                   FEDERATED         DAVIS
                                     GROWTH-        AMERICAN        VENTURE        "DOGS" OF       ALLIANCE
                                      INCOME        LEADERS          VALUE        WALL STREET       GROWTH
   ------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $577,662,294   $203,030,625   $1,517,312,602   $91,897,017   $1,658,049,804
   Accumulated undistributed net
    investment income (loss).....     7,262,276      5,297,883       34,592,927     3,582,240        1,102,981
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts, options contracts,
    and foreign exchange
    transactions.................   (50,641,853)     6,226,945       10,340,882       755,174     (825,262,945)
   Unrealized appreciation
    (depreciation) on
    investments..................   110,719,003     17,170,200      805,100,522     2,639,345       31,034,286
   Unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap
    contracts....................            --             --               --            --               --
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............            --             --          176,205            --               --
   Accrued capital gains tax on
    unrealized appreciation
    (depreciation)...............            --             --               --            --               --
                                   ----------------------------------------------------------------------------
   NET ASSETS....................  $645,001,720   $231,725,653   $2,367,523,138   $98,873,776   $  864,924,126
                                   ============================================================================
   Class 1 (unlimited shares
    authorized):
   Net assets....................  $588,464,030   $156,528,434   $1,689,041,439   $64,529,733   $  658,032,893
   Shares of beneficial interest
    issued and outstanding.......    23,730,147      9,024,346       56,525,033     5,948,781       33,165,671
   Net asset value, offering and
    redemption price per share...  $      24.80   $      17.35   $        29.88   $     10.85   $        19.84
                                   ============================================================================
   Class 2 (unlimited shares
    authorized):
   Net assets....................  $ 37,039,283   $ 19,706,471   $  215,318,143   $18,720,362   $   65,679,494
   Shares of beneficial interest
    issued and outstanding.......     1,496,627      1,138,823        7,222,505     1,729,283        3,317,044
   Net asset value, offering and
    redemption price per share...  $      24.75   $      17.30   $        29.81   $     10.83   $        19.80
                                   ============================================================================
   Class 3 (unlimited shares
    authorized):
   Net assets....................  $ 19,498,407   $ 55,490,748   $  463,163,556   $15,623,681   $  141,211,739
   Shares of beneficial interest
    issued and outstanding.......       789,335      3,212,825       15,566,511     1,445,632        7,144,790
   Net asset value, offering and
    redemption price per share...  $      24.70   $      17.27   $        29.75   $     10.81   $        19.76
                                   ============================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)

                                                      MFS
                                     GOLDMAN     MASSACHUSETTS       PUTNAM         BLUE
                                      SACHS        INVESTORS        GROWTH:         CHIP           REAL
                                    RESEARCH         TRUST          VOYAGER        GROWTH         ESTATE
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $24,033,833    $245,606,421    $173,164,300   $40,861,613   $261,113,334
   Long-term investment
    securities, at value
    (affiliated)*................           --              --              --            --             --
   Short-term investment
    securities, at value
    (unaffiliated)*..............           --       1,636,000              --            --     15,398,000
   Repurchase agreements (cost
    equals market value).........    1,100,000              --              --     1,723,000             --
                                   -------------------------------------------------------------------------
   Total investments.............   25,133,833     247,242,421     173,164,300    42,584,613    276,511,334
                                   -------------------------------------------------------------------------
   Cash..........................       95,032          48,174              --           283            219
   Foreign cash*.................           --          19,665              --            --             --
   Due from broker...............           --              --              --            --             --
   Receivable for:
    Fund shares sold.............       17,474          70,541          17,197         6,258        622,773
    Dividends and interest.......       13,335         178,921          66,624        18,618         25,234
    Investments sold.............           --              --       2,855,041       620,728             --
    Interest on swap contracts...           --              --              --            --             --
   Prepaid expenses and other
    assets.......................        2,615          12,353          75,017        14,281          4,176
   Due from investment adviser
    for expense
    reimbursements/fee waivers...           --              --          14,941            --             --
   Variation margin on futures
    contracts....................           --              --              --            --             --
   Unrealized appreciation on
    forward foreign currency
    contracts....................           --              --              --            --             --
   Unrealized appreciation on
    swap contracts...............           --              --              --            --             --
                                   -------------------------------------------------------------------------
   Total assets..................   25,262,289     247,572,075     176,193,120    43,244,781    277,163,736
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.........        3,879         275,423         181,864        25,066        282,817
    Investments purchased........           --          66,855       2,209,751            --        116,871
    Accrued foreign tax on
      capital gains..............           --              --              --            --             --
    Investment advisory and
      management fees............       19,002         145,602         125,895        25,528        175,544
    Service fees -- Class 2......          723           3,478           1,008         1,359          4,288
    Service fees -- Class 3......          525          11,018             910         2,225         14,902
    Trustees' fees and
      expenses...................           20           1,258           1,117           203            841
    Interest on swap contracts...           --              --              --            --             --
    Other accrued expenses.......       39,147          98,461          97,953        43,872         78,795
    Line of credit...............           --              --         108,918            --             --
   Variation margin on futures
    contracts....................           --              --              --            --             --
   Due to investment advisor for
    expense recoupment...........        4,844              --              --        11,687             --
   Due to custodian..............           --              --              --            --             --
   Due to custodian for foreign
    cash*........................           --              --              --            --             --
   Call and put options written,
    at value@....................           --              --              --            --             --
   Unrealized depreciation on
    forward foreign currency
    contracts....................           --              --              --            --             --
   Unrealized depreciation on
    swap contracts...............           --              --              --            --             --
                                   -------------------------------------------------------------------------
   Total liabilities.............       68,140         602,095       2,727,416       109,940        674,058
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $25,194,149    $246,969,980    $173,465,704   $43,134,841   $276,489,678
                                   =========================================================================
   ---------------
   *  Cost
      Long-term investment
        securities
        (unaffiliated)...........  $21,645,541    $219,136,749    $173,379,597   $41,558,091   $175,231,318
                                   =========================================================================
      Long-term investment
        securities
        (affiliated).............  $        --    $         --    $         --   $        --   $         --
                                   =========================================================================
      Short-term investment
        securities
        (unaffiliated)...........  $        --    $  1,636,000    $         --   $        --   $ 15,398,000
                                   =========================================================================
      Foreign cash...............  $        --    $     19,697    $         --   $        --   $         --
                                   =========================================================================
   #  Proceeds from securities
    sold short...................  $--.........   $         --    $         --   $        --   $         --
                                   =========================================================================
   @ Premiums received on options
    written......................  $        --    $         --    $         --   $        --   $         --
                                   =========================================================================

    See Notes to Financial Statements

---------------------
    226

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)

                                                       MFS
                                     GOLDMAN      MASSACHUSETTS       PUTNAM          BLUE
                                      SACHS         INVESTORS         GROWTH:         CHIP           REAL
                                     RESEARCH         TRUST           VOYAGER        GROWTH         ESTATE
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $ 37,680,372    $260,925,050    $ 346,793,143   $49,086,279   $139,490,668
   Accumulated undistributed net
    investment income (loss).....        80,911       3,293,258           12,764       137,175      7,202,247
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts, options contracts,
    and foreign exchange
    transactions.................   (14,955,426)    (43,719,719)    (173,124,896)   (5,392,135)    43,914,747
   Unrealized appreciation
    (depreciation) on
    investments..................     2,388,292      26,469,672         (215,297)     (696,478)    85,882,016
   Unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap
    contracts....................            --              --               --            --             --
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............            --           1,719              (10)           --             --
   Accrued capital gains tax on
    unrealized appreciation
    (depreciation)...............            --              --               --            --             --
                                   ---------------------------------------------------------------------------
   NET ASSETS....................  $ 25,194,149    $246,969,980    $ 173,465,704   $43,134,841   $276,489,678
                                   ===========================================================================
   Class 1 (unlimited shares
    authorized):
   Net assets....................  $ 16,829,282    $166,646,689    $ 161,392,258   $21,806,291   $168,088,196
   Shares of beneficial interest
    issued and outstanding.......     2,085,196      13,168,750       11,192,578     3,455,754      7,148,240
   Net asset value, offering and
    redemption price per share...  $       8.07    $      12.65    $       14.42   $      6.31   $      23.51
                                   ===========================================================================
   Class 2 (unlimited shares
    authorized):
   Net assets....................  $  5,785,021    $ 27,588,345    $   7,807,446   $10,668,203   $ 34,347,874
   Shares of beneficial interest
    issued and outstanding.......       721,313       2,182,793          542,709     1,693,138      1,465,720
   Net asset value, offering and
    redemption price per share...  $       8.02    $      12.64    $       14.39   $      6.30   $      23.43
                                   ===========================================================================
   Class 3 (unlimited shares
    authorized):
   Net assets....................  $  2,579,846    $ 52,734,946    $   4,266,000   $10,660,347   $ 74,053,608
   Shares of beneficial interest
    issued and outstanding.......       322,633       4,179,822          297,352     1,695,828      3,167,110
   Net asset value, offering and
    redemption price per share...  $       8.00    $      12.62    $       14.35   $      6.29   $      23.38
                                   ===========================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)


                                      SMALL          MFS
                                     COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                      VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH       TECHNOLOGY
   -----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $12,971,827   $233,090,619   $144,010,184    $45,401,410    $132,708,700   $36,502,194
   Long-term investment
    securities, at value
    (affiliated)*................           --             --             --             --              --            --
   Short-term investment
    securities, at value
    (unaffiliated)*..............    3,212,000      1,553,000             --             --              --            --
   Repurchase agreements (cost
    equals market value).........           --             --     13,037,000      6,241,000      13,576,000       763,000
                                   ---------------------------------------------------------------------------------------
   Total investments.............   16,183,827    234,643,619    157,047,184     51,642,410     146,284,700    37,265,194
                                   ---------------------------------------------------------------------------------------
   Cash..........................        1,262            628              1            785             177         1,020
   Foreign cash*.................           --             --             --             --         191,420            --
   Due from broker...............           --             --             --             --              --            --
   Receivable for:
    Fund shares sold.............      226,903        184,105         35,003        177,680          79,544       126,913
    Dividends and interest.......        5,059         47,779         39,537          2,272         131,486         6,251
    Investments sold.............           --         15,564      9,912,032      3,085,003         274,558        26,911
    Interest on swap contracts...           --             --             --             --              --            --
   Prepaid expenses and other
    assets.......................           97         77,506        101,121            436          34,471        28,967
   Due from investment adviser
    for expense
    reimbursements/fee waivers...           --             --             --          2,338              --            --
   Variation margin on futures
    contracts....................           --             --             --             --              --            --
   Unrealized appreciation on
    forward foreign currency
    contracts....................           --             --             --             --              --            --
   Unrealized appreciation on
    swap contracts...............           --             --             --             --              --            --
                                   ---------------------------------------------------------------------------------------
   Total assets..................   16,417,148    234,969,201    167,134,878     54,910,924     146,996,356    37,455,256
                                   ---------------------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.........        2,029        315,953        683,303        213,913         117,405        22,390
    Investments purchased........      643,656             --      2,826,015      7,037,780       2,553,566       118,166
    Accrued foreign tax on
      capital gains..............           --             --             --             --              --            --
    Investment advisory and
      management fees............       11,950        150,779        101,368         29,741         105,507        31,395
    Service fees -- Class 2......           --          5,628          1,616          1,087           5,384         1,055
    Service fees -- Class 3......          922         15,732          2,612          3,204           7,158         2,217
    Trustees' fees and
      expenses...................           --          1,100            932             --             663            93
    Interest on swap contracts...           --             --             --             --              --            --
    Other accrued expenses.......       36,181         99,841         92,625         46,546          68,848        44,055
    Line of credit...............           --             --             --             --              --            --
   Variation margin on futures
    contracts....................           --             --             --             --              --            --
   Due to investment advisor for
    expense recoupment...........        5,051             --             --             --              --            --
   Due to custodian..............           --             --             --             --              --            --
   Due to custodian for foreign
    cash*........................           --          7,136             --             --              --            --
   Call and put options written,
    at value@....................           --             --             --             --              --            --
   Unrealized depreciation on
    forward foreign currency
    contracts....................           --             --             --             --              --            --
   Unrealized depreciation on
    swap contracts...............           --             --             --             --              --            --
                                   ---------------------------------------------------------------------------------------
   Total liabilities.............      699,789        596,169      3,708,471      7,332,271       2,858,531       219,371
                                   ---------------------------------------------------------------------------------------
   NET ASSETS....................  $15,717,359   $234,373,032   $163,426,407    $47,578,653    $144,137,825   $37,235,885
                                   =======================================================================================
   ---------------
   *  Cost
      Long-term investment
        securities
        (unaffiliated)...........  $10,444,557   $223,514,684   $148,110,036    $44,745,932    $107,446,149   $38,661,199
                                   =======================================================================================
      Long-term investment
        securities
        (affiliated).............  $        --   $         --   $         --    $        --    $         --   $        --
                                   =======================================================================================
      Short-term investment
        securities
        (unaffiliated)...........  $ 3,212,000   $  1,553,000   $         --    $        --    $         --   $        --
                                   =======================================================================================
      Foreign cash...............  $        --   $     (7,184)  $         --    $        --    $    177,141   $        --
                                   =======================================================================================
   #  Proceeds from securities
    sold short...................  $--.........  $         --   $         --    $        --    $         --   $        --
                                   =======================================================================================
   @ Premiums received on options
    written......................  $        --   $         --   $         --    $        --    $         --   $        --
                                   =======================================================================================

    See Notes to Financial Statements

---------------------
    228

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)


                                      SMALL           MFS
                                     COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                      VALUE         GROWTH          GROWTH       OPPORTUNITIES      GROWTH       TECHNOLOGY
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $10,840,136   $ 439,244,023   $ 359,988,274   $ 65,851,154    $105,571,523   $ 98,223,847
   Accumulated undistributed net
    investment income (loss).....       (4,707)       (426,014)        435,370       (147,549)          8,633       (139,245)
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts, options contracts,
    and foreign exchange
    transactions.................    2,354,660    (214,020,853)   (192,897,385)   (18,780,430)     13,280,839    (58,689,712)
   Unrealized appreciation
    (depreciation) on
    investments..................    2,527,270       9,575,935      (4,099,852)       655,478      25,262,551     (2,159,005)
   Unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap
    contracts....................           --              --              --             --              --             --
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............           --             (59)             --             --          14,279             --
   Accrued capital gains tax on
    unrealized appreciation
    (depreciation)...............           --              --              --             --              --             --
                                   ------------------------------------------------------------------------------------------
   NET ASSETS....................  $15,717,359   $ 234,373,032   $ 163,426,407   $ 47,578,653    $144,137,825   $ 37,235,885
                                   ==========================================================================================
   Class 1 (unlimited shares
    authorized):
   Net assets....................  $ 9,651,736   $ 116,500,154   $ 138,242,964   $ 22,513,521    $ 68,753,954   $ 18,268,608
   Shares of beneficial interest
    issued and outstanding.......      568,626      13,180,120      12,775,401      3,956,613       5,840,585      7,692,269
   Net asset value, offering and
    redemption price per share...  $     16.97   $        8.84   $       10.82   $       5.69    $      11.77   $       2.37
                                   ==========================================================================================
   Class 2 (unlimited shares
    authorized):
   Net assets....................  $        --   $  43,801,365   $  12,573,173   $  8,712,697    $ 41,813,779   $  8,260,026
   Shares of beneficial interest
    issued and outstanding.......           --       4,993,952       1,168,407      1,543,537       3,575,675      3,500,409
   Net asset value, offering and
    redemption price per share...  $        --   $        8.77   $       10.76   $       5.64    $      11.69   $       2.36
                                   ==========================================================================================
   Class 3 (unlimited shares
    authorized):
   Net assets....................  $ 6,065,623   $  74,071,513   $  12,610,270   $ 16,352,435    $ 33,570,092   $ 10,707,251
   Shares of beneficial interest
    issued and outstanding.......      357,943       8,478,054       1,176,577      2,908,042       2,881,314      4,554,046
   Net asset value, offering and
    redemption price per share...  $     16.95   $        8.74   $       10.72   $       5.62    $      11.65   $       2.35
                                   ==========================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)


                                     SMALL &      INTERNATIONAL                  INTERNATIONAL
                                     MID CAP       GROWTH AND        GLOBAL       DIVERSIFIED      EMERGING        FOREIGN
                                      VALUE          INCOME         EQUITIES       EQUITIES        MARKETS          VALUE
   --------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $260,980,101   $388,634,308    $238,139,452   $398,405,397    $212,648,767   $427,673,200
   Long-term investment
    securities, at value
    (affiliated)*................            --             --              --             --              --             --
   Short-term investment
    securities, at value
    (unaffiliated)*..............            --             --       1,037,000             --              --             --
   Repurchase agreements (cost
    equals market value).........    11,517,000      4,524,000              --     43,718,000      10,114,000     12,770,000
                                   ------------------------------------------------------------------------------------------
   Total investments.............   272,497,101    393,158,308     239,176,452    442,123,397     222,762,767    440,443,200
                                   ------------------------------------------------------------------------------------------
   Cash..........................           227            226           1,114          2,602          33,817            344
   Foreign cash*.................            --        347,169          60,282      5,382,082       1,334,448      2,003,077
   Due from broker...............            --             --              --      4,103,935              --             --
   Receivable for:
    Fund shares sold.............       487,339      1,213,001          68,072        484,032         552,491        494,617
    Dividends and interest.......       127,090      2,126,393         407,062      1,277,768         523,404      1,854,755
    Investments sold.............     1,219,244             --       5,044,159        978,175       2,374,284             --
    Interest on swap contracts...            --             --              --             --              --             --
   Prepaid expenses and other
    assets.......................        82,005         75,175          62,204          4,738         147,099         14,432
   Due from investment adviser
    for expense
    reimbursements/fee waivers...            --             --              --             --              --             --
   Variation margin on futures
    contracts....................            --             --              --      1,868,110              --             --
   Unrealized appreciation on
    forward foreign currency
    contracts....................            --             --              --      1,940,067         130,306             --
   Unrealized appreciation on
    swap contracts...............            --             --              --             --         157,721             --
                                   ------------------------------------------------------------------------------------------
   Total assets..................   274,413,006    396,920,272     244,819,345    458,164,906     228,016,337    444,810,425
                                   ------------------------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.........       361,187        689,313         190,510        281,961         511,408        350,252
    Investments purchased........            --          2,495       4,561,483      1,225,883       3,338,225             --
    Accrued foreign tax on
      capital gains..............            --             --              --             13          69,180             --
    Investment advisory and
      management fees............       220,462        297,715         157,678        311,823         222,129        306,718
    Service fees -- Class 2......         5,898          4,719           2,119          7,127           2,702          8,605
    Service fees -- Class 3......        48,460         14,246           4,418         44,440          10,145         77,477
    Trustees' fees and
      expenses...................           763          1,986             929          1,401             460          1,140
    Interest on swap contracts...            --             --              --             --              --             --
    Other accrued expenses.......        87,964        281,606         135,396        289,614         477,443        221,524
    Line of credit
   Variation margin on futures
    contracts....................            --             --              --             --              --             --
   Due to investment advisor for
    expense recoupment...........            --             --              --             --              --             --
   Due to custodian..............            --             --              --             --              --             --
   Due to custodian for foreign
    cash*........................            --             --              --             --              --             --
   Call and put options written,
    at value@....................            --             --              --             --              --             --
   Unrealized depreciation on
    forward foreign currency
    contracts....................            --             --              --      1,592,932              --             --
   Unrealized depreciation on
    swap contracts...............            --             --              --             --         516,282             --
                                   ------------------------------------------------------------------------------------------
   Total liabilities.............       724,734      1,292,080       5,052,533      3,755,194       5,147,974        965,716
                                   ------------------------------------------------------------------------------------------
   NET ASSETS....................  $273,688,272   $395,628,192    $239,766,812   $454,409,712    $222,868,363   $443,844,709
                                   ==========================================================================================
   ---------------
   *  Cost
      Long-term investment
        securities
        (unaffiliated)...........  $238,624,442   $350,155,155    $211,981,983   $296,970,940    $192,477,653   $339,949,382
                                   ==========================================================================================
      Long-term investment
        securities
        (affiliated).............  $         --   $         --    $         --   $         --    $         --   $         --
                                   ==========================================================================================
      Short-term investment
        securities
        (unaffiliated)...........  $         --   $         --    $  1,037,000   $         --    $         --   $         --
                                   ==========================================================================================
      Foreign cash...............  $         --   $    344,736    $     60,212   $  5,326,834    $  1,341,080   $  2,001,285
                                   ==========================================================================================
   #  Proceeds from securities
    sold short...................  $--..........  $         --    $         --   $         --    $         --   $         --
                                   ==========================================================================================
   @ Premiums received on options
    written......................  $         --   $         --    $         --   $         --    $         --   $         --
                                   ==========================================================================================

    See Notes to Financial Statements

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2006 (UNAUDITED)


                                     SMALL &      INTERNATIONAL                   INTERNATIONAL
                                     MID CAP       GROWTH AND        GLOBAL        DIVERSIFIED      EMERGING        FOREIGN
                                      VALUE          INCOME         EQUITIES        EQUITIES        MARKETS          VALUE
   ---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $228,434,800   $300,310,668    $ 334,203,748   $408,127,672    $135,819,856   $331,353,923
   Accumulated undistributed net
    investment income (loss).....       314,204     12,609,177        3,168,985      5,146,667       4,220,743     12,312,253
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts, options contracts,
    and foreign exchange
    transactions.................    22,583,609     44,211,913     (123,766,286)   (62,463,631)     62,961,107     12,439,113
   Unrealized appreciation
    (depreciation) on
    investments..................    22,355,659     38,479,153       26,157,469    101,434,457      20,171,114     87,723,818
   Unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap
    contracts....................            --             --               --      1,742,809        (358,561)            --
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............            --         17,281            2,896        421,751         123,284         15,602
   Accrued capital gains tax on
    unrealized appreciation
    (depreciation)...............            --             --               --            (13)        (69,180)            --
                                   -------------------------------------------------------------------------------------------
   NET ASSETS....................  $273,688,272   $395,628,192    $ 239,766,812   $454,409,712    $222,868,363   $443,844,709
                                   ===========================================================================================
   Class 1 (unlimited shares
    authorized):
   Net assets....................  $         --   $284,040,453    $ 201,110,577   $180,739,898    $150,588,522   $         --
   Shares of beneficial interest
    issued and outstanding.......            --     18,907,690       13,916,236     18,739,842       8,888,605             --
   Net asset value, offering and
    redemption price per share...  $         --   $      15.02    $       14.45   $       9.64    $      16.94   $         --
                                   ===========================================================================================
   Class 2 (unlimited shares
    authorized):
   Net assets....................  $ 45,925,881   $ 38,326,841    $  16,922,883   $ 57,088,117    $ 21,510,020   $ 69,339,406
   Shares of beneficial interest
    issued and outstanding.......     2,680,357      2,548,144        1,176,078      5,955,098       1,274,083      3,891,372
   Net asset value, offering and
    redemption price per share...  $      17.13   $      15.04    $       14.39   $       9.59    $      16.88   $      17.82
                                   ===========================================================================================
   Class 3 (unlimited shares
    authorized):
   Net assets....................  $227,762,391   $ 73,260,898    $  21,733,352   $216,581,697    $ 50,769,821   $374,505,303
   Shares of beneficial interest
    issued and outstanding.......    13,321,115      4,878,202        1,514,431     22,632,158       3,013,171     21,039,126
   Net asset value, offering and
    redemption price per share...  $      17.10   $      15.02    $       14.35   $       9.57    $      16.85   $      17.80
                                   ===========================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)

                                                                                                           HIGH-       WORLDWIDE
                                                                  CASH        CORPORATE      GLOBAL        YIELD         HIGH
                                                               MANAGEMENT       BOND          BOND         BOND         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated).................................  $       --    $   153,851   $   11,476   $   144,669   $    11,728
    Dividends (affiliated)...................................          --             --           --            --            --
    Interest (unaffiliated)..................................  10,200,680     15,176,923    2,471,706    12,937,910     3,100,008
    Interest (affiliated)....................................          --             --           --        60,162            --
                                                               ------------------------------------------------------------------
        Total investment income*.............................  10,200,680     15,330,774    2,483,182    13,142,741     3,111,736
                                                               ------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees..................     940,152      1,355,336      496,833     1,007,010       346,267
    Service fees:
      Class 2................................................      39,190         44,357       13,653        30,379         5,992
      Class 3................................................     177,527        197,091       40,994        74,258         2,225
    Custodian and accounting fees............................      44,160         77,451       65,750        54,912        45,815
    Reports to shareholders..................................      27,521         37,588       11,414        26,399         7,063
    Audit and tax fees.......................................      15,128         14,136       16,867        14,136        16,867
    Legal fees...............................................       4,440          5,542        2,675         4,317         2,199
    Trustees' fees and expenses..............................       7,805         10,661        3,236         7,486         2,004
    Interest expense.........................................          --             --           --        15,571            --
    Other expenses...........................................       7,032          9,804        3,596         9,522         2,581
                                                               ------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly...................   1,262,955      1,751,966      655,018     1,243,990       431,013
        Net (fees waived and expenses reimbursed)/recouped by
          investment adviser (Note 4)........................          --             --           --            --            --
        Custody credits earned on cash balances..............        (754)        (3,313)        (588)       (3,711)       (2,084)
        Fees paid indirectly (Note 5)........................          --             --           --            --            --
                                                               ------------------------------------------------------------------
        Net expenses.........................................   1,262,201      1,748,653      654,430     1,240,279       428,929
                                                               ------------------------------------------------------------------
   Net investment income (loss)..............................   8,938,479     13,582,121    1,828,752    11,902,462     2,682,807
                                                               ------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.......................................     (16,744)    (1,929,917)    (727,577)    1,138,464     1,136,478
    Net realized gain (loss) on investments (affiliated).....          --             --           --            --            --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts...................          --             --    1,300,024            --        74,651
    Net realized foreign exchange gain (loss) on other assets
      and liabilities........................................          --             --      628,432            --       (24,417)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)..........          --             --           --            --            --
    Net increase from payments by affiliates (Note 4)........          --             --           --            --            --
                                                               ------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.............................................     (16,744)    (1,929,917)   1,200,879     1,138,464     1,186,712
                                                               ------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).............................      24,837     (6,753,389)   1,368,699      (115,774)   (2,684,238)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)...............................          --             --           --       (27,662)           --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and swap
      contracts..............................................          --             --     (415,830)           --        (3,660)
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities...........................          --             --      122,743         9,254       (46,511)
    Change in unrealized appreciation (depreciation) on
      securities sold short..................................          --             --           --            --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)............................          --             --           --            --            --
                                                               ------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies...............................................      24,837     (6,753,389)   1,075,612      (134,182)   (2,734,409)
                                                               ------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.......................................       8,093     (8,683,306)   2,276,491     1,004,282    (1,547,697)
                                                               ------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...............................................  $8,946,572    $ 4,898,815   $4,105,243   $12,906,744   $ 1,135,110
                                                               ==================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of...........................................  $       --    $    (1,762)  $   22,731   $        65   $     2,523
                                                               ==================================================================
    ** Net of foreign withholding taxes on capital gains
       of....................................................  $       --    $        --   $       --   $        --   $        --
                                                               ==================================================================

    See Notes to Financial Statements

---------------------
    232

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)


                                                                 SUNAMERICA     MFS TOTAL       TELECOM      EQUITY      EQUITY
                                                                  BALANCED        RETURN        UTILITY      INCOME       INDEX
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...................................  $1,392,775    $  6,860,739   $ 1,239,989   $  71,537   $363,605
    Dividends (affiliated).....................................          --              --            --          --      2,598
    Interest (unaffiliated)....................................   2,541,119      10,616,301        18,900         631      9,818
    Interest (affiliated)......................................          --              --            --          --         --
                                                                 ----------------------------------------------------------------
        Total investment income*...............................   3,933,894      17,477,040     1,258,889      72,168    376,021
                                                                 ----------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     785,485       3,289,353       175,020      17,192     77,262
    Service fees:
      Class 2..................................................      16,937         100,194         3,481          --         --
      Class 3..................................................      16,992         276,188           412          --         --
    Custodian and accounting fees..............................      72,039         148,735        17,969      21,227     30,834
    Reports to shareholders....................................      20,542          79,066         3,805         458      3,287
    Audit and tax fees.........................................      12,476          13,642        12,476      12,476     12,476
    Legal fees.................................................       3,676          10,085         1,843       1,475      1,786
    Trustees' fees and expenses................................       5,826          22,422         1,079         130        932
    Interest expense...........................................       1,167              --            --          --         16
    Other expenses.............................................       6,054          19,892         1,806         964      1,669
                                                                 ----------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly.............................     941,194       3,959,577       217,891      53,922    128,262
        Net (fees waived and expenses reimbursed)/recouped by
          investment adviser (Note 4)..........................          --              --            --     (17,681)   (22,015)
        Custody credits earned on cash balances................         (59)         (2,574)          (90)       (535)       (13)
        Fees paid indirectly (Note 5)..........................          --         (30,750)       (3,134)         --         --
                                                                 ----------------------------------------------------------------
        Net expenses...........................................     941,135       3,926,253       214,667      35,706    106,234
                                                                 ----------------------------------------------------------------
   Net investment income (loss)................................   2,992,759      13,550,787     1,044,222      36,462    269,787
                                                                 ----------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...    (517,100)     15,823,053     5,771,257     407,406    (80,513)
    Net realized gain (loss) on investments (affiliated).......          --              --            --          --      2,311
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts.....................     (46,625)             --            --          --     (3,704)
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................          --           5,462          (300)         --         --
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............          --              --            --          --         --
    Net increase from payments by affiliates (Note 4)..........          --              --            --          --         --
                                                                 ----------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................    (563,725)     15,828,515     5,770,957     407,406    (81,906)
                                                                 ----------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................    (474,220)    (14,565,010)   (3,429,057)   (297,248)    21,275
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................          --              --            --          --    (42,520)
    Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap
      contracts................................................      (1,381)             --            --          --     10,118
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................          --           1,881            (3)         --         --
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................          --              --            --          --         --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................          --              --            --          --         --
                                                                 ----------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................    (475,601)    (14,563,129)   (3,429,060)   (297,248)   (11,127)
                                                                 ----------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................  (1,039,326)      1,265,386     2,341,897     110,158    (93,033)
                                                                 ----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $1,953,433    $ 14,816,173   $ 3,386,119   $ 146,620   $176,754
                                                                 ================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $    1,759    $     33,842   $    37,985   $      --   $     --
                                                                 ================================================================
    ** Net of foreign withholding taxes on capital gains of....  $       --    $         --   $        --   $      --   $     --
                                                                 ================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)

                                                                           FEDERATED       DAVIS         "DOGS"
                                                             GROWTH-       AMERICAN       VENTURE       OF WALL       ALLIANCE
                                                             INCOME         LEADERS        VALUE         STREET        GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)............................  $  4,471,547    $ 2,424,017   $ 20,864,627   $1,417,801   $   3,480,211
    Dividends (affiliated)..............................            --             --        148,830           --              --
    Interest (unaffiliated).............................       290,358        189,391        225,018       26,857         105,539
    Interest (affiliated)...............................            --             --             --           --              --
                                                          -----------------------------------------------------------------------
        Total investment income*........................     4,761,905      2,613,408     21,238,475    1,444,658       3,585,750
                                                          -----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.............     2,000,259        823,471      8,393,050      294,794       2,929,839
    Service fees:
      Class 2...........................................        29,471         15,207        162,069       13,957          54,927
      Class 3...........................................        25,186         65,929        511,806       17,756         160,662
    Custodian and accounting fees.......................        80,351         36,529        282,709       24,165         101,989
    Reports to shareholders.............................        33,262         19,188        187,245        7,939          82,326
    Audit and tax fees..................................        12,476         12,476         12,476       12,476          12,476
    Legal fees..........................................         8,026          3,528         21,934        2,295          10,442
    Trustees' fees and expenses.........................        17,090          5,441         53,102        2,252          23,347
    Interest expense....................................            --             --            846        2,701           2,725
    Other expenses......................................        16,117          5,592         46,472        2,891          21,270
                                                          -----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly..............     2,222,238        987,361      9,671,709      381,226       3,400,003
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 4)......................................            --             --             --           --              --
        Custody credits earned on cash balances.........           (50)           (54)        (3,261)         (14)           (513)
        Fees paid indirectly (Note 5)...................       (37,232)       (30,876)       (57,637)        (581)        (77,643)
                                                          -----------------------------------------------------------------------
        Net expenses....................................     2,184,956        956,431      9,610,811      380,631       3,321,847
                                                          -----------------------------------------------------------------------
   Net investment income (loss).........................     2,576,949      1,656,977     11,627,664    1,064,027         263,903
                                                          -----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**..................................    61,391,311      3,929,959     57,992,131    2,458,118      58,114,609
    Net realized gain (loss) on investments
      (affiliated)......................................            --             --      6,882,003           --              --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts......            --             --             --           --              --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities............................            --             --        (94,044)          --              --
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note
      4)................................................            --             --             --           --              --
    Net increase from payments by affiliates (Note 4)...            --             --             --           --              --
                                                          -----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies........................................    61,391,311      3,929,959     64,780,090    2,458,118      58,114,609
                                                          -----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)........................  (107,656,942)    (2,885,009)   (12,737,050)     853,505    (204,763,011)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)..........................            --             --     (9,646,744)          --              --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts....................................            --             --             --           --              --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities......................            --             --        216,620           --              --
    Change in unrealized appreciation (depreciation) on
      securities sold short.............................            --             --             --           --              --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).......................            --             --             --           --              --
                                                          -----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies..........................................  (107,656,942)    (2,885,009)   (22,167,174)     853,505    (204,763,011)
                                                          -----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................   (46,265,631)     1,044,950     42,612,916    3,311,623    (146,648,402)
                                                          -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................  $(43,688,682)   $ 2,701,927   $ 54,240,580   $4,375,650   $(146,384,499)
                                                          =======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of......................................  $      8,691    $    21,123   $    183,269   $       --   $     139,044
                                                          =======================================================================
    * *Net of foreign withholding taxes on capital gains
      of................................................  $         --    $        --   $         --   $       --   $          --
                                                          =======================================================================

    See Notes to Financial Statements

---------------------
    234

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)

                                                                              MFS
                                                             GOLDMAN     MASSACHUSETTS      PUTNAM         BLUE
                                                              SACHS        INVESTORS       GROWTH:         CHIP          REAL
                                                             RESEARCH        TRUST         VOYAGER        GROWTH        ESTATE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)..............................  $ 169,911    $  2,703,853    $    749,587   $   253,076   $ 4,200,868
    Dividends (affiliated)................................         --              --           9,630            --            --
    Interest (unaffiliated)...............................     13,846          59,266          15,472        34,216       463,834
    Interest (affiliated).................................         --              --              --            --            --
                                                            ---------------------------------------------------------------------
        Total investment income*..........................    183,757       2,763,119         774,689       287,292     4,664,702
                                                            ---------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...............    114,846         898,280         817,511       164,528       995,762
    Service fees:
      Class 2.............................................      4,328          21,349           6,435         8,656        24,841
      Class 3.............................................      2,721          63,958           5,833        13,282        76,239
    Custodian and accounting fees.........................     15,448          47,892          45,155         5,157        36,529
    Reports to shareholders...............................      2,016          20,866          16,960         4,118        18,685
    Audit and tax fees....................................     12,476          12,476          12,476        12,476        12,476
    Legal fees............................................      1,647           3,711           3,283         1,877         3,472
    Trustees' fees and expenses...........................        572           5,917           4,809         1,167         5,300
    Interest expense......................................         --             252           1,358         1,494            --
    Other expenses........................................      1,348           6,084           5,136         1,837         5,334
                                                            ---------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly................    155,402       1,080,785         918,956       214,592     1,178,638
        Net (fees waived and expenses reimbursed)/recouped
          by investment adviser (Note 4)..................     18,255              --         (97,540)        7,486            --
        Custody credits earned on cash balances...........       (720)           (501)           (191)         (423)       (1,203)
        Fees paid indirectly (Note 5).....................     (2,360)         (9,824)        (22,913)       (2,708)           --
                                                            ---------------------------------------------------------------------
        Net expenses......................................    170,577       1,070,460         798,312       218,947     1,177,435
                                                            ---------------------------------------------------------------------
   Net investment income (loss)...........................     13,180       1,692,659         (23,623)       68,345     3,487,267
                                                            ---------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**....................................  1,322,692      11,109,385       6,485,004     2,242,944    15,431,303
    Net realized gain (loss) on investments
      (affiliated)........................................         --              --       2,048,234            --            --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts................         --              --              --            --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities..............................        (21)         60,960           1,279            --         3,471
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note 4)....         --              --              --            --           772
    Net increase from payments by affiliates (Note 4).....         --              --              --            --            --
                                                            ---------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..........................................  1,322,671      11,170,345       8,534,517     2,242,944    15,435,546
                                                            ---------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..........................   (945,675)    (15,075,914)    (21,722,692)   (4,785,814)    3,622,686
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)............................         --              --      (1,930,226)           --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts......................................         --              --              --            --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities........................         --           1,708             (10)           --           249
    Change in unrealized appreciation (depreciation) on
      securities sold short...............................         --              --              --            --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).........................         --              --              --            --            --
                                                            ---------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies............................................   (945,675)    (15,074,206)    (23,652,928)   (4,785,814)    3,622,935
                                                            ---------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies................................    376,996      (3,903,861)    (15,118,411)   (2,542,870)   19,058,481
                                                            ---------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS............................................  $ 390,176    $ (2,211,202)   $(15,142,034)  $(2,474,525)  $22,545,748
                                                            =====================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of........................................  $     267    $     24,419    $      3,124   $     2,918   $        --
                                                            =====================================================================
    * *Net of foreign withholding taxes on capital gains
      of..................................................  $      --    $         --    $         --   $        --   $        --
                                                            =====================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)


                                                            SMALL          MFS
                                                           COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                            VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)............................  $  60,783    $    597,296   $    804,522    $    66,355    $    702,492
    Dividends (affiliated)..............................         --              --             --             --              --
    Interest (unaffiliated).............................     25,045         136,057        224,561         20,700          72,421
    Interest (affiliated)...............................         --              --             --             --              --
                                                          -----------------------------------------------------------------------
        Total investment income*........................     85,828         733,353      1,029,083         87,055         774,913
                                                          -----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.............     56,333         961,065        662,469        160,931         645,908
    Service fees:
      Class 2...........................................         --          36,100         10,581          6,350          33,838
      Class 3...........................................      1,530          94,705         15,327         13,261          41,620
    Custodian and accounting fees.......................     10,062          44,773         37,520         18,283          28,091
    Reports to shareholders.............................      7,551          20,435         15,494          8,205          12,096
    Audit and tax fees..................................     12,476          12,476         12,476         12,476          12,476
    Legal fees..........................................      1,508           3,663          3,122          1,667           2,751
    Trustees' fees and expenses.........................        214           5,796          4,395            624           3,430
    Interest expense....................................         --             882         12,872          1,936             142
    Other expenses......................................      1,033           5,889          4,658          1,394           3,720
                                                          -----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly..............     90,707       1,185,784        778,914        225,127         784,072
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 4)......................................      1,103              --             --          9,749              --
        Custody credits earned on cash balances.........       (147)         (1,130)          (243)          (272)           (244)
        Fees paid indirectly (Note 5)...................         --         (27,631)       (34,976)            --         (17,548)
                                                          -----------------------------------------------------------------------
        Net expenses....................................     91,663       1,157,023        743,695        234,604         766,280
                                                          -----------------------------------------------------------------------
   Net investment income (loss).........................     (5,835)       (423,670)       285,388       (147,549)          8,633
                                                          -----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**..................................    602,969      12,474,153       (367,910)       (56,369)      4,347,617
    Net realized gain (loss) on investments
      (affiliated)......................................         --              --             --             --              --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts......         --              --        148,026             --              --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities............................         (2)          3,794             --             --              17
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note
      4)................................................         --              --             --             --              --
    Net increase from payments by affiliates (Note 4)...         --              --             --             --              --
                                                          -----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies........................................    602,967      12,477,947       (219,884)       (56,369)      4,347,634
                                                          -----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)........................   (724,172)    (39,218,626)   (12,318,812)    (3,443,905)    (15,655,735)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)..........................         --              --             --             --              --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts....................................         --              --             --             --              --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities......................         --            (231)            --             --           7,744
    Change in unrealized appreciation (depreciation) on
      securities sold short.............................         --              --             --             --              --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).......................         --              --             --             --              --
                                                          -----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies..........................................   (724,172)    (39,218,857)   (12,318,812)    (3,443,905)    (15,647,991)
                                                          -----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................   (121,205)    (26,740,910)   (12,538,696)    (3,500,274)    (11,300,357)
                                                          -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................  $(127,040)   $(27,164,580)  $(12,253,308)   $(3,647,823)   $(11,291,724)
                                                          =======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of......................................  $     244    $      2,695   $      3,063    $       157    $     38,194
                                                          =======================================================================
    * *Net of foreign withholding taxes on capital gains
      of................................................  $      --    $         --   $         --    $        --    $         --
                                                          =======================================================================

    See Notes to Financial Statements

---------------------
    236

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)

                                                                         SMALL &      INTERNATIONAL                 INTERNATIONAL
                                                                         MID CAP       GROWTH AND       GLOBAL       DIVERSIFIED
                                                         TECHNOLOGY       VALUE          INCOME        EQUITIES       EQUITIES
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...........................  $  104,433    $  1,532,356   $  9,286,601    $ 3,118,425    $ 7,895,667
    Dividends (affiliated).............................          --              --             --             --             --
    Interest (unaffiliated)............................      16,277         146,867         50,041         23,533        620,722
    Interest (affiliated)..............................          --              --             --             --             --
                                                         ------------------------------------------------------------------------
        Total investment income*.......................     120,710       1,679,223      9,336,642      3,141,958      8,516,389
                                                         ------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees............     211,112       1,275,982      1,743,474        953,551      1,827,121
    Service fees:
      Class 2..........................................       7,026          36,160         28,836         12,567         43,178
      Class 3..........................................      13,909         276,955         72,393         23,526        246,569
    Custodian and accounting fees......................      18,124          35,379        158,906        104,648        201,244
    Reports to shareholders............................       3,464          18,933         27,992         18,603         31,536
    Audit and tax fees.................................      12,476          13,642         18,355         16,867         16,867
    Legal fees.........................................       1,805           3,499          4,491          3,463          4,880
    Trustees' fees and expenses........................         983           5,368          7,939          5,276          8,943
    Interest expense...................................          --              --         13,029            714             --
    Other expenses.....................................       1,709           5,194          7,705          5,343         10,139
                                                         ------------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly.............     270,608       1,671,112      2,083,120      1,144,558      2,390,477
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 4).....................................          --              --             --             --             --
        Custody credits earned on cash balances........        (156)         (2,470)        (2,202)        (1,293)           (37)
        Fees paid indirectly (Note 5)..................     (10,497)        (40,876)       (42,491)            --             --
                                                         ------------------------------------------------------------------------
        Net expenses...................................     259,955       1,627,766      2,038,427      1,143,265      2,390,440
                                                         ------------------------------------------------------------------------
   Net investment income (loss)........................    (139,245)         51,457      7,298,215      1,998,693      6,125,949
                                                         ------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.................................     968,607       5,411,291     39,470,297      7,241,980      9,188,052
    Net realized gain (loss) on investments
      (affiliated).....................................          --              --             --             --             --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts.....          --              --             --             --     (1,027,852)
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...........................          --              --         45,298         (2,977)     1,821,621
    Net realized gain (loss) on disposal of
      investments, in violation of investment
      restrictions (Note 4)............................          --              --             --             --             --
    Net increase from payments by affiliates (Note
      4)...............................................          --              --             --         59,925             --
                                                         ------------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.......................................     968,607       5,411,291     39,515,595      7,298,928      9,981,821
                                                         ------------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).......................  (7,775,859)    (11,438,830)   (28,992,882)    (4,240,613)    (3,284,046)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).........................          --              --             --             --             --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts...................................          --              --             --             --         39,004
    Change in unrealized foreign exchange gain (loss)
      on other assets and liabilities..................          --              --          8,678          1,228       (607,360)
    Change in unrealized appreciation (depreciation) on
      securities sold short............................          --              --             --             --            151
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)......................          --              --             --             --             --
                                                         ------------------------------------------------------------------------
   Net unrealized gain (loss) on investments and
    foreign currencies.................................  (7,775,859)    (11,438,830)   (28,984,204)    (4,239,385)    (3,852,251)
                                                         ------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.................  (6,807,252)     (6,027,539)    10,531,391      3,059,543      6,129,570
                                                         ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.........................................  $(6,946,497)  $ (5,976,082)  $ 17,829,606    $ 5,058,236    $12,255,519
                                                         ========================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.....................................  $    2,067    $         --   $    798,609    $   213,762    $   615,842
                                                         ========================================================================
    ** Net of foreign withholding taxes on capital
       gains of........................................  $       --    $         --   $         --    $        --    $       741
                                                         ========================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2006 (UNAUDITED)


                                                                   EMERGING       FOREIGN
                                                                   MARKETS         VALUE
   ----------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...................................  $ 3,557,618    $10,164,949
    Dividends (affiliated).....................................           --             --
    Interest (unaffiliated)....................................      204,534        221,321
    Interest (affiliated)......................................           --             --
                                                                 --------------------------
        Total investment income*...............................    3,762,152     10,386,270
                                                                 --------------------------
   EXPENSES:
    Investment advisory and management fees....................    1,301,034      1,753,087
    Service fees:
      Class 2..................................................       17,682         51,207
      Class 3..................................................       53,636        438,577
    Custodian and accounting fees..............................      271,459        140,562
    Reports to shareholders....................................       16,201         28,641
    Audit and tax fees.........................................       16,867         18,256
    Legal fees.................................................        3,200          4,563
    Trustees' fees and expenses................................        4,594          8,123
    Interest expense...........................................           --             --
    Other expenses.............................................        4,471          7,310
                                                                 --------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................    1,689,144      2,450,326
        Net (fees waived and expenses reimbursed)/recouped by
         investment adviser (Note 4)...........................           --             --
        Custody credits earned on cash balances................      (14,783)        (1,143)
        Fees paid indirectly (Note 5)..........................     (113,617)       (11,714)
                                                                 --------------------------
        Net expenses...........................................    1,560,744      2,437,469
                                                                 --------------------------
   Net investment income (loss)................................    2,201,408      7,948,801
                                                                 --------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...   24,182,317      6,043,407
    Net realized gain (loss) on investments (affiliated).......           --             --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts.....................      (42,006)            --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................     (658,652)        31,261
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............           --             --
    Net increase from payments by affiliates (Note 4)..........           --             --
                                                                 --------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................   23,481,659      6,074,668
                                                                 --------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................  (36,978,787)     6,967,882
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................           --             --
    Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap
      contracts................................................   (1,051,962)            --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................      104,944          8,145
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................      219,032             --
                                                                 --------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................  (37,706,773)     6,976,027
                                                                 --------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................  (14,225,114)    13,050,695
                                                                 --------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $(12,023,706)  $20,999,496
                                                                 ==========================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $   702,576    $   852,432
                                                                 ==========================
    ** Net of foreign withholding taxes on capital gains of....  $   258,282    $        --
                                                                 ==========================

    See Notes to Financial Statements

---------------------
    238

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                        CASH                        CORPORATE                GLOBAL
                                                     MANAGEMENT                        BOND                   BOND
                                            ----------------------------   ----------------------------   -------------
                                               FOR THE        FOR THE         FOR THE        FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                            JULY 31, 2006   JANUARY 31,    JULY 31, 2006   JANUARY 31,    JULY 31, 2006
                                             (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  8,938,479    $ 11,056,826   $ 13,582,121    $ 23,675,747   $  1,828,752
   Net realized gain (loss) on investments
     and foreign currencies...............       (16,744)        (33,310)    (1,929,917)         71,414      1,200,879
   Net unrealized gain (loss) on
     investments and foreign currencies...        24,837          (4,090)    (6,753,389)    (16,332,038)     1,075,612
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     8,946,572      11,019,426      4,898,815       7,415,123      4,105,243
                                            ---------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --       (2,185,296)           --      (12,863,114)           --
   Net investment income -- Class 2.......           --         (422,607)           --       (2,761,786)           --
   Net investment income -- Class 3.......           --         (822,834)           --       (5,493,418)           --
   Net realized gain on
     securities -- Class 1................           --              --             --              --             --
   Net realized gain on
     securities -- Class 2................           --              --             --              --             --
   Net realized gain on
     securities -- Class 3................           --              --             --              --             --
                                            ---------------------------------------------------------------------------
   Total distributions to shareholders....           --       (3,430,737)           --      (21,118,318)           --
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   129,805,168     (39,348,669)    31,696,463      62,752,609      1,618,897
                                            ---------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   138,751,740     (31,759,980)    36,595,278      49,049,414      5,724,140
   NET ASSETS:
   Beginning of period....................  $362,122,771    $393,882,751   $484,565,879    $435,516,465   $145,132,931
                                            ---------------------------------------------------------------------------
   End of period+.........................  $500,874,511    $362,122,771   $521,161,157    $484,565,879   $150,857,071
                                            ===========================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 19,995,303    $ 11,056,824   $ 37,171,911    $ 23,589,790   $ 13,910,257
                                            ===========================================================================


                                               GLOBAL
                                                BOND
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2006
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,347,225
   Net realized gain (loss) on investments
     and foreign currencies...............    11,353,738
   Net unrealized gain (loss) on
     investments and foreign currencies...   (10,613,406)
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............     4,087,557
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (3,205,783)
   Net investment income -- Class 2.......      (583,096)
   Net investment income -- Class 3.......      (733,249)
   Net realized gain on
     securities -- Class 1................      (544,061)
   Net realized gain on
     securities -- Class 2................      (103,602)
   Net realized gain on
     securities -- Class 3................      (134,483)
                                            -------------
   Total distributions to shareholders....    (5,304,274)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     9,316,354
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     8,099,637
   NET ASSETS:
   Beginning of period....................  $137,033,294
                                            -------------
   End of period+.........................  $145,132,931
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 12,081,505
                                            =============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     HIGH-YIELD                     WORLDWIDE              SUNAMERICA
                                                        BOND                       HIGH INCOME              BALANCED
                                            ----------------------------   ----------------------------   -------------
                                               FOR THE        FOR THE         FOR THE        FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                            JULY 31, 2006   JANUARY 31,    JULY 31, 2006   JANUARY 31,    JULY 31, 2006
                                             (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 11,902,462    $ 26,016,911    $ 2,682,807    $  6,086,843   $  2,992,759
   Net realized gain (loss) on investments
     and foreign currencies...............     1,138,464      23,339,801      1,186,712         978,798       (563,725)
   Net unrealized gain (loss) on
     investments and foreign currencies...      (134,182)    (14,106,052)    (2,734,409)        280,346       (475,601)
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    12,906,744      35,250,660      1,135,110       7,345,987      1,953,433
                                            ---------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --      (22,251,255)           --       (6,318,034)           --
   Net investment income -- Class 2.......           --       (4,012,391)           --         (632,063)           --
   Net investment income -- Class 3.......           --       (4,536,697)           --         (117,137)           --
   Net realized gain on
     securities -- Class 1................           --              --             --              --             --
   Net realized gain on
     securities -- Class 2................           --              --             --              --             --
   Net realized gain on
     securities -- Class 3................           --              --             --              --             --
                                            ---------------------------------------------------------------------------
   Total distributions to shareholders....           --      (30,800,343)           --       (7,067,234)           --
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (24,294,322)    (22,029,425)    (7,608,593)     (5,403,896)   (27,561,812)
                                            ---------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (11,387,578)    (17,579,108)    (6,473,483)     (5,125,143)   (25,608,379)
   NET ASSETS:
   Beginning of period....................  $338,454,162    $356,033,270    $90,419,534    $ 95,544,677   $260,916,988
                                            ---------------------------------------------------------------------------
   End of period+.........................  $327,066,584    $338,454,162    $83,946,051    $ 90,419,534   $235,308,609
                                            ===========================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 36,026,855    $ 24,124,393    $ 8,752,334    $  6,069,527   $  9,298,065
                                            ===========================================================================


                                             SUNAMERICA
                                              BALANCED
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2006
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  6,090,855
   Net realized gain (loss) on investments
     and foreign currencies...............    16,065,029
   Net unrealized gain (loss) on
     investments and foreign currencies...   (10,131,467)
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    12,024,417
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (5,819,239)
   Net investment income -- Class 2.......      (565,239)
   Net investment income -- Class 3.......      (274,477)
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....    (6,658,955)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (59,008,396)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (53,642,934)
   NET ASSETS:
   Beginning of period....................  $314,559,922
                                            -------------
   End of period+.........................  $260,916,988
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  6,305,306
                                            =============

    See Notes to Financial Statements

---------------------
    240

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MFS TOTAL                        TELECOM                EQUITY
                                                        RETURN                          UTILITY                INCOME
                                            -------------------------------   ---------------------------   -------------
                                               FOR THE          FOR THE          FOR THE        FOR THE        FOR THE
                                             PERIOD ENDED      YEAR ENDED     PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                            JULY 31, 2006     JANUARY 31,     JULY 31, 2006   JANUARY 31,   JULY 31, 2006
                                             (UNAUDITED)          2006         (UNAUDITED)       2006        (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   13,550,787   $   23,840,834    $ 1,044,222    $ 1,875,501    $    36,462
   Net realized gain (loss) on investments
     and foreign currencies...............      15,828,515       38,561,235      5,770,957      3,118,504        407,406
   Net unrealized gain (loss) on
     investments and foreign currencies...     (14,563,129)      (7,806,926)    (3,429,060)       331,376       (297,248)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      14,816,173       54,595,143      3,386,119      5,325,381        146,620
                                            -----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --       (14,429,889)           --      (1,968,646)           --
   Net investment income -- Class 2.......             --        (2,908,052)           --        (205,269)           --
   Net investment income -- Class 3.......             --        (3,528,055)           --          (8,345)           --
   Net realized gain on
     securities -- Class 1................             --       (31,346,814)           --             --             --
   Net realized gain on
     securities -- Class 2................             --        (6,746,474)           --             --             --
   Net realized gain on
     securities -- Class 3................             --        (8,578,727)           --             --             --
                                            -----------------------------------------------------------------------------
   Total distributions to shareholders....             --       (67,538,011)           --      (2,182,260)           --
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (11,818,167)      84,846,752     (2,738,242)   (10,063,290)    (1,094,506)
                                            -----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................       2,998,006       71,903,884        647,877     (6,920,169)      (947,886)
   NET ASSETS:
   Beginning of period....................  $1,021,147,235   $  949,243,351    $48,515,030    $55,435,199    $ 5,801,429
                                            -----------------------------------------------------------------------------
   End of period+.........................  $1,024,145,241   $1,021,147,235    $49,162,907    $48,515,030    $ 4,853,543
                                            =============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   38,119,297   $   24,568,510    $ 2,919,355    $ 1,875,133    $   105,533
                                            =============================================================================


                                               EQUITY
                                               INCOME
                                            ------------
                                              FOR THE
                                             YEAR ENDED
                                            JANUARY 31,
                                                2006
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $    69,071
   Net realized gain (loss) on investments
     and foreign currencies...............      307,663
   Net unrealized gain (loss) on
     investments and foreign currencies...      273,012
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............      649,746
                                            ------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (103,475)
   Net investment income -- Class 2.......          --
   Net investment income -- Class 3.......          --
   Net realized gain on
     securities -- Class 1................      (36,998)
   Net realized gain on
     securities -- Class 2................          --
   Net realized gain on
     securities -- Class 3................          --
                                            ------------
   Total distributions to shareholders....     (140,473)
                                            ------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (1,871,669)
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (1,362,396)
   NET ASSETS:
   Beginning of period....................  $ 7,163,825
                                            ------------
   End of period+.........................  $ 5,801,429
                                            ============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    69,523
                                            ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                             FEDERATED
                                                      EQUITY                                                 AMERICAN
                                                       INDEX                      GROWTH-INCOME               LEADERS
                                            ---------------------------   ------------------------------   -------------
                                               FOR THE        FOR THE        FOR THE         FOR THE          FOR THE
                                            PERIOD ENDED    YEAR ENDED    PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                            JULY 31, 2006   JANUARY 31,   JULY 31, 2006    JANUARY 31,     JULY 31, 2006
                                             (UNAUDITED)       2006        (UNAUDITED)         2006         (UNAUDITED)
   ---------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........   $   269,787    $   575,936   $   2,576,949   $    4,685,327   $  1,656,977
   Net realized gain (loss) on investments
     and foreign currencies...............       (81,906)      (599,969)     61,391,311       57,477,401      3,929,959
   Net unrealized gain (loss) on
     investments and foreign currencies...       (11,127)     4,135,262    (107,656,942)      40,644,759     (2,885,009)
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       176,754      4,111,229     (43,688,682)     102,807,487      2,701,927
                                            ----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --        (677,645)            --        (4,017,720)           --
   Net investment income -- Class 2.......           --             --              --          (178,940)           --
   Net investment income -- Class 3.......           --             --              --           (68,833)           --
   Net realized gain on
     securities -- Class 1................           --             --              --               --             --
   Net realized gain on
     securities -- Class 2................           --             --              --               --             --
   Net realized gain on
     securities -- Class 3................           --             --              --               --             --
                                            ----------------------------------------------------------------------------
   Total distributions to shareholders....           --        (677,645)            --        (4,265,493)           --
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (5,267,867)    (8,589,063)    (90,879,250)    (213,974,870)   (19,053,124)
                                            ----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (5,091,113)    (5,155,479)   (134,567,932)    (115,432,876)   (16,351,197)
   NET ASSETS:
   Beginning of period....................   $41,633,662    $46,789,141   $ 779,569,652   $  895,002,528   $248,076,850
                                            ----------------------------------------------------------------------------
   End of period+.........................   $36,542,549    $41,633,662   $ 645,001,720   $  779,569,652   $231,725,653
                                            ============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........   $   845,723    $     6,411   $   7,262,276   $    4,685,327   $  5,297,883
                                            ============================================================================

                                              FEDERATED
                                              AMERICAN
                                               LEADERS
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2006
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,640,905
   Net realized gain (loss) on investments
     and foreign currencies...............    23,642,428
   Net unrealized gain (loss) on
     investments and foreign currencies...    (7,242,267)
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    20,041,066
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,854,677)
   Net investment income -- Class 2.......      (310,782)
   Net investment income -- Class 3.......      (592,105)
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....    (3,757,564)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (27,972,201)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (11,688,699)
   NET ASSETS:
   Beginning of period....................  $259,765,549
                                            -------------
   End of period+.........................  $248,076,850
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  3,640,906
                                            =============

    See Notes to Financial Statements

---------------------
    242

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         DAVIS
                                                        VENTURE                        "DOGS" OF                ALLIANCE
                                                         VALUE                        WALL STREET                GROWTH
                                            -------------------------------------------------------------------------------
                                               FOR THE          FOR THE          FOR THE        FOR THE         FOR THE
                                             PERIOD ENDED      YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                            JULY 31, 2006     JANUARY 31,     JULY 31, 2006   JANUARY 31,    JULY 31, 2006
                                             (UNAUDITED)          2006         (UNAUDITED)        2006        (UNAUDITED)
   ------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   11,627,664   $   23,051,035   $  1,064,027    $  2,518,212   $      263,903
   Net realized gain (loss) on investments
     and foreign currencies...............      64,780,090      128,754,251      2,458,118       3,125,985       58,114,609
   Net unrealized gain (loss) on
     investments and foreign currencies...     (22,167,174)     151,346,311        853,505      (2,761,006)    (204,763,011)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      54,240,580      303,151,597      4,375,650       2,883,191     (146,384,499)
                                            -------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --       (18,005,806)           --       (1,851,910)             --
   Net investment income -- Class 2.......             --        (1,881,106)           --         (490,187)             --
   Net investment income -- Class 3.......             --        (2,453,027)           --         (312,680)             --
   Net realized gain on
     securities -- Class 1................             --               --             --         (153,136)             --
   Net realized gain on
     securities -- Class 2................             --               --             --          (43,089)             --
   Net realized gain on
     securities -- Class 3................             --               --             --          (28,689)             --
                                            -------------------------------------------------------------------------------
   Total distributions to shareholders....             --       (22,339,939)           --       (2,879,691)             --
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (100,613,995)    (227,004,667)    (6,455,869)    (25,974,706)     (74,396,974)
                                            -------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (46,373,415)      53,806,991     (2,080,219)    (25,971,206)    (220,781,473)
   NET ASSETS:
   Beginning of period....................  $2,413,896,553   $2,360,089,562   $100,953,995    $126,925,201   $1,085,705,599
                                            -------------------------------------------------------------------------------
   End of period+.........................  $2,367,523,138   $2,413,896,553   $ 98,873,776    $100,953,995   $  864,924,126
                                            ===============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   34,592,927   $   22,965,263   $  3,582,240    $  2,518,213   $    1,102,981
                                            ===============================================================================


                                               ALLIANCE
                                                GROWTH
                                            ---------------
                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2006
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $      839,078
   Net realized gain (loss) on investments
     and foreign currencies...............     137,955,080
   Net unrealized gain (loss) on
     investments and foreign currencies...     112,763,088
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............     251,557,246
                                            ---------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (3,160,668)
   Net investment income -- Class 2.......        (190,273)
   Net investment income -- Class 3.......        (175,559)
   Net realized gain on
     securities -- Class 1................             --
   Net realized gain on
     securities -- Class 2................             --
   Net realized gain on
     securities -- Class 3................             --
                                            ---------------
   Total distributions to shareholders....      (3,526,500)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (178,333,074)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      69,697,672
   NET ASSETS:
   Beginning of period....................  $1,016,007,927
                                            ---------------
   End of period+.........................  $1,085,705,599
                                            ===============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $      839,078
                                            ===============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   GOLDMAN SACHS               MFS MASSACHUSETTS
                                                     RESEARCH                   INVESTORS TRUST
                                            ----------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE
                                            PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006   JANUARY 31,   JULY 31, 2006   JANUARY 31,
                                             (UNAUDITED)       2006        (UNAUDITED)        2006
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........   $    13,180    $    67,733   $  1,692,659    $  1,607,421
   Net realized gain (loss) on investments
     and foreign currencies...............     1,322,671      3,061,525     11,170,345      24,363,009
   Net unrealized gain (loss) on
     investments and foreign currencies...      (945,675)      (957,741)   (15,074,206)      5,010,244
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       390,176      2,171,517     (2,211,202)     30,980,674
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --         (84,173)           --       (1,518,197)
   Net investment income -- Class 2.......           --         (20,383)           --         (195,630)
   Net investment income -- Class 3.......           --          (3,751)           --         (251,013)
   Net realized gain on
     securities -- Class 1................           --             --             --              --
   Net realized gain on
     securities -- Class 2................           --             --             --              --
   Net realized gain on
     securities -- Class 3................           --             --             --              --
                                            ----------------------------------------------------------
   Total distributions to shareholders....           --        (108,307)           --       (1,964,840)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (1,789,655)    (4,537,465)   (21,643,053)    (36,970,950)
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (1,399,479)    (2,474,255)   (23,854,255)     (7,955,116)
   NET ASSETS:
   Beginning of period....................   $26,593,628    $29,067,883   $270,824,235    $278,779,351
                                            ----------------------------------------------------------
   End of period+.........................   $25,194,149    $26,593,628   $246,969,980    $270,824,235
                                            ==========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........   $    80,911    $    67,731   $  3,293,258    $  1,600,599
                                            ==========================================================

                                                   PUTNAM GROWTH:
                                                       VOYAGER
                                            -----------------------------
                                               FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006    JANUARY 31,
                                             (UNAUDITED)        2006
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    (23,623)   $     38,166
   Net realized gain (loss) on investments
     and foreign currencies...............     8,534,517      28,667,020
   Net unrealized gain (loss) on
     investments and foreign currencies...   (23,652,928)     (4,553,543)
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............   (15,142,034)     24,151,643
                                            -----------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --       (1,248,616)
   Net investment income -- Class 2.......           --          (42,325)
   Net investment income -- Class 3.......           --          (18,515)
   Net realized gain on
     securities -- Class 1................           --              --
   Net realized gain on
     securities -- Class 2................           --              --
   Net realized gain on
     securities -- Class 3................           --              --
                                            -----------------------------
   Total distributions to shareholders....           --       (1,309,456)
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (27,145,171)    (52,311,739)
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (42,287,205)    (29,469,552)
   NET ASSETS:
   Beginning of period....................  $215,752,909    $245,222,461
                                            -----------------------------
   End of period+.........................  $173,465,704    $215,752,909
                                            =============================
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $     12,764    $     36,387
                                            =============================

    See Notes to Financial Statements

---------------------
    244

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     BLUE CHIP                        REAL
                                                      GROWTH                         ESTATE
                                            ----------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE
                                            PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006   JANUARY 31,   JULY 31, 2006   JANUARY 31,
                                             (UNAUDITED)       2006        (UNAUDITED)        2006
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........   $    68,345    $    68,830   $  3,487,267    $  3,737,966
   Net realized gain (loss) on investments
     and foreign currencies...............     2,242,944      2,217,541     15,435,546      28,506,129
   Net unrealized gain (loss) on
     investments and foreign currencies...    (4,785,814)     1,648,371      3,622,935      30,473,732
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    (2,474,525)     3,934,742     22,545,748      62,717,827
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --        (169,943)           --       (3,090,509)
   Net investment income -- Class 2.......           --         (55,361)           --         (584,811)
   Net investment income -- Class 3.......           --         (31,207)           --         (775,811)
   Net realized gain on
     securities -- Class 1................           --             --             --      (11,520,797)
   Net realized gain on
     securities -- Class 2................           --             --             --       (2,321,937)
   Net realized gain on
     securities -- Class 3................           --             --             --       (3,223,122)
                                            ----------------------------------------------------------
   Total distributions to shareholders....           --        (256,511)           --      (21,516,987)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (7,165,642)    (2,642,373)     2,153,634      (2,718,282)
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (9,640,167)     1,035,858     24,699,382      38,482,558
   NET ASSETS:
   Beginning of period....................   $52,775,008    $51,739,150   $251,790,296    $213,307,738
                                            ----------------------------------------------------------
   End of period+.........................   $43,134,841    $52,775,008   $276,489,678    $251,790,296
                                            ==========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........   $   137,175    $    68,830   $  7,202,247    $  3,714,980
                                            ==========================================================

                                                   SMALL COMPANY
                                                       VALUE
                                            ----------------------------
                                               FOR THE        FOR THE
                                            PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006   JANUARY 31,
                                             (UNAUDITED)        2006
   ---------------------------------------  ----------------------------
   OPERATIONS:
   Net investment income (loss)...........   $    (5,835)   $     1,136
   Net realized gain (loss) on investments
     and foreign currencies...............       602,967      1,752,670
   Net unrealized gain (loss) on
     investments and foreign currencies...      (724,172)       258,266
                                            ----------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (127,040)     2,012,072
                                            ----------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --         (61,951)
   Net investment income -- Class 2.......           --             --
   Net investment income -- Class 3.......           --            (632)
   Net realized gain on
     securities -- Class 1................           --        (544,755)
   Net realized gain on
     securities -- Class 2................           --             --
   Net realized gain on
     securities -- Class 3................           --          (5,561)
                                            ----------------------------
   Total distributions to shareholders....           --        (612,899)
                                            ----------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     5,516,881     (1,534,072)
                                            ----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     5,389,841       (134,899)
   NET ASSETS:
   Beginning of period....................   $10,327,518    $10,462,417
                                            ----------------------------
   End of period+.........................   $15,717,359    $10,327,518
                                            ============================
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........   $    (4,707)   $     1,128
                                            ============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    MFS MID-CAP                     AGGRESSIVE
                                                       GROWTH                         GROWTH
                                            -----------------------------------------------------------
                                               FOR THE        FOR THE         FOR THE        FOR THE
                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006   JANUARY 31,    JULY 31, 2006   JANUARY 31,
                                             (UNAUDITED)        2006        (UNAUDITED)        2006
   ----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   (423,670)   $ (1,001,580)  $    285,388    $    149,982
   Net realized gain (loss) on investments
     and foreign currencies...............    12,477,947      21,823,685       (219,884)     47,311,038
   Net unrealized gain (loss) on
     investments and foreign currencies...   (39,218,857)      8,841,371    (12,318,812)    (19,632,022)
                                            -----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............   (27,164,580)     29,663,476    (12,253,308)     27,828,998
                                            -----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --              --             --              --
   Net investment income -- Class 2.......           --              --             --              --
   Net investment income -- Class 3.......           --              --             --              --
   Net realized gain on
     securities -- Class 1................           --              --             --              --
   Net realized gain on
     securities -- Class 2................           --              --             --              --
   Net realized gain on
     securities -- Class 3................           --              --             --              --
                                            -----------------------------------------------------------
   Total distributions to shareholders....           --              --             --              --
                                            -----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (10,283,928)    (32,539,272)   (26,372,404)    (36,073,284)
                                            -----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (37,448,508)     (2,875,796)   (38,625,712)     (8,244,286)
   NET ASSETS:
   Beginning of period....................  $271,821,540    $274,697,336   $202,052,119    $210,296,405
                                            -----------------------------------------------------------
   End of period+.........................  $234,373,032    $271,821,540   $163,426,407    $202,052,119
                                            ===========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   (426,014)   $     (2,344)  $    435,370    $    149,982
                                            ===========================================================


                                                       GROWTH
                                                    OPPORTUNITIES
                                            -----------------------------
                                               FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006    JANUARY 31,
                                             (UNAUDITED)        2006
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........   $  (147,549)   $   (149,452)
   Net realized gain (loss) on investments
     and foreign currencies...............       (56,369)      3,778,543
   Net unrealized gain (loss) on
     investments and foreign currencies...    (3,443,905)      1,810,370
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............    (3,647,823)      5,439,461
                                            -----------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --              --
   Net investment income -- Class 2.......           --              --
   Net investment income -- Class 3.......           --              --
   Net realized gain on
     securities -- Class 1................           --              --
   Net realized gain on
     securities -- Class 2................           --              --
   Net realized gain on
     securities -- Class 3................           --              --
                                            -----------------------------
   Total distributions to shareholders....           --              --
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    19,786,635      (3,653,489)
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    16,138,812       1,785,972
   NET ASSETS:
   Beginning of period....................   $31,439,841    $ 29,653,869
                                            -----------------------------
   End of period+.........................   $47,578,653    $ 31,439,841
                                            =============================
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........   $  (147,549)   $         --
                                            =============================

    See Notes to Financial Statements

---------------------
    246

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                             SMALL &
                                                      MARSICO                                                MID CAP
                                                       GROWTH                       TECHNOLOGY                VALUE
                                            ---------------------------------------------------------------------------
                                               FOR THE        FOR THE         FOR THE        FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                            JULY 31, 2006   JANUARY 31,    JULY 31, 2006   JANUARY 31,    JULY 31, 2006
                                             (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $      8,633    $   (102,841)   $  (139,245)   $   (387,415)  $     51,457
   Net realized gain (loss) on investments
     and foreign currencies...............     4,347,634      12,109,242        968,607         533,917      5,411,291
   Net unrealized gain (loss) on
     investments and foreign currencies...   (15,647,991)     12,789,582     (7,775,859)      5,349,127    (11,438,830)
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............   (11,291,724)     24,795,983     (6,946,497)      5,495,629     (5,976,082)
                                            ---------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --              --             --              --             --
   Net investment income -- Class 2.......           --              --             --              --             --
   Net investment income -- Class 3.......           --              --             --              --             --
   Net realized gain on
     securities -- Class 1................           --              --             --              --             --
   Net realized gain on
     securities -- Class 2................           --              --             --              --             --
   Net realized gain on
     securities -- Class 3................           --              --             --              --             --
                                            ---------------------------------------------------------------------------
   Total distributions to shareholders....           --              --             --              --             --
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (2,501,745)     (3,913,160)    (3,141,418)     (4,705,433)    20,954,002
                                            ---------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (13,793,469)     20,882,823    (10,087,915)        790,196     14,977,920
   NET ASSETS:
   Beginning of period....................  $157,931,294    $137,048,471    $47,323,800    $ 46,533,604   $258,710,352
                                            ---------------------------------------------------------------------------
   End of period+.........................  $144,137,825    $157,931,294    $37,235,885    $ 47,323,800   $273,688,272
                                            ===========================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $      8,633    $         --    $  (139,245)   $         --   $    314,204
                                            ===========================================================================

                                               SMALL &
                                               MID CAP
                                                VALUE
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2006
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $    262,803
   Net realized gain (loss) on investments
     and foreign currencies...............    17,171,952
   Net unrealized gain (loss) on
     investments and foreign currencies...    13,395,395
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    30,830,150
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --
   Net investment income -- Class 2.......           --
   Net investment income -- Class 3.......           --
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................      (178,201)
   Net realized gain on
     securities -- Class 3................      (663,399)
                                            -------------
   Total distributions to shareholders....      (841,600)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    48,943,234
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    78,931,784
   NET ASSETS:
   Beginning of period....................  $179,778,568
                                            -------------
   End of period+.........................  $258,710,352
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    262,747
                                            =============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   INTERNATIONAL
                                                     GROWTH AND                       GLOBAL
                                                       INCOME                        EQUITIES
                                            -----------------------------------------------------------
                                               FOR THE        FOR THE         FOR THE        FOR THE
                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006   JANUARY 31,    JULY 31, 2006   JANUARY 31,
                                             (UNAUDITED)        2006        (UNAUDITED)        2006
   ----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  7,298,215    $  5,607,710   $  1,998,693    $  1,380,445
   Net realized gain (loss) on investments
     and foreign currencies...............    39,515,595      56,683,537      7,298,928      60,743,542
   Net unrealized gain (loss) on
     investments and foreign currencies...   (28,984,204)      9,729,708     (4,239,385)     (8,043,519)
                                            -----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    17,829,606      72,020,955      5,058,236      54,080,468
                                            -----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --       (2,240,852)           --         (533,900)
   Net investment income -- Class 2.......           --         (265,413)           --          (18,868)
   Net investment income -- Class 3.......           --         (293,292)           --           (6,981)
   Net realized gain on
     securities -- Class 1................           --              --             --              --
   Net realized gain on
     securities -- Class 2................           --              --             --              --
   Net realized gain on
     securities -- Class 3................           --              --             --              --
                                            -----------------------------------------------------------
   Total distributions to shareholders....           --       (2,799,557)           --         (559,749)
                                            -----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     4,107,960     (30,123,517)   (15,085,757)    (29,831,366)
                                            -----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    21,937,566      39,097,881    (10,027,521)     23,689,353
   NET ASSETS:
   Beginning of period....................  $373,690,626    $334,592,745   $249,794,333    $226,104,980
                                            -----------------------------------------------------------
   End of period+.........................  $395,628,192    $373,690,626   $239,766,812    $249,794,333
                                            ===========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 12,609,177    $  5,310,962   $  3,168,985    $  1,170,292
                                            ===========================================================

                                                    INTERNATIONAL
                                                     DIVERSIFIED
                                                      EQUITIES
                                            -----------------------------
                                               FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006    JANUARY 31,
                                             (UNAUDITED)        2006
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  6,125,949    $  4,541,702
   Net realized gain (loss) on investments
     and foreign currencies...............     9,981,821      15,632,332
   Net unrealized gain (loss) on
     investments and foreign currencies...    (3,852,251)     61,692,488
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............    12,255,519      81,866,522
                                            -----------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --       (2,612,284)
   Net investment income -- Class 2.......           --         (696,476)
   Net investment income -- Class 3.......           --       (1,889,182)
   Net realized gain on
     securities -- Class 1................           --              --
   Net realized gain on
     securities -- Class 2................           --              --
   Net realized gain on
     securities -- Class 3................           --              --
                                            -----------------------------
   Total distributions to shareholders....           --       (5,197,942)
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    14,049,381      13,508,156
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    26,304,900      90,176,736
   NET ASSETS:
   Beginning of period....................  $428,104,812    $337,928,076
                                            -----------------------------
   End of period+.........................  $454,409,712    $428,104,812
                                            =============================
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  5,146,667    $   (979,281)
                                            =============================

    See Notes to Financial Statements

---------------------
    248

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      EMERGING                        FOREIGN
                                                      MARKETS                          VALUE
                                            ------------------------------------------------------------
                                               FOR THE        FOR THE         FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2006   JANUARY 31,    JULY 31, 2006    JANUARY 31,
                                             (UNAUDITED)        2006        (UNAUDITED)        2006
   -----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,201,408    $  2,703,128   $  7,948,801    $  4,531,448
   Net realized gain (loss) on investments
     and foreign currencies...............    23,481,659      50,034,087      6,074,668       6,309,862
   Net unrealized gain (loss) on
     investments and foreign currencies...   (37,706,773)     25,387,627      6,976,027      43,271,994
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............   (12,023,706)     78,124,842     20,999,496      54,113,304
                                            ------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --         (437,749)           --               --
   Net investment income -- Class 2.......           --          (39,547)           --               --
   Net investment income -- Class 3.......           --          (32,172)           --               --
   Net realized gain on
     securities -- Class 1................           --               --            --               --
   Net realized gain on
     securities -- Class 2................           --               --            --          (98,918)
   Net realized gain on
     securities -- Class 3................           --               --            --         (416,571)
                                            ------------------------------------------------------------
   Total distributions to shareholders....           --         (509,468)           --         (515,489)
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (1,935,045)     22,313,886     31,577,424      88,925,608
                                            ------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (13,958,751)     99,929,260     52,576,920     142,523,423
   NET ASSETS:
   Beginning of period....................  $236,827,114    $136,897,854   $391,267,789    $248,744,366
                                            ------------------------------------------------------------
   End of period+.........................  $222,868,363    $236,827,114   $443,844,709    $391,267,789
                                            ============================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  4,220,743    $  2,019,335   $ 12,312,253    $  4,363,452
                                            ============================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and the United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies."

  The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class's average daily net assets. Effective December 1, 2004, each class of shares is no longer subject to a distribution fee. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

---------------------
    250

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks capital appreciation by investing primarily in common stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes have above-average growth potential and whose earnings are likely to increase over time.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

                                                           ---------------------

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

  As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

  Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.
---------------------
    252

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: All Portfolios, except for the Cash Management Portfolio, may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At July 31, 2006, there were no securities on loan in the Portfolio.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued
                                                           ---------------------
daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At July 31, 2006, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                                PERCENTAGE    PRINCIPAL
PORTFOLIO                                                        INTEREST       AMOUNT
----------------------------------------------------------------------------------------
"Dogs" of Wall Street.......................................       1.71%      $1,188,000
Blue Chip Growth............................................       2.48        1,723,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  State Street Bank & Trust Co., dated July 31, 2006, bearing interest at a rate of 4.71% per annum, with a principal amount of $69,497,000 a repurchase price of $69,506,093 a maturity date of August 1, 2006. The repurchase agreement is collateralized by the following:

                                                       INTEREST    MATURITY     PRINCIPAL       MARKET
                TYPE OF COLLATERAL                       RATE        DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes................................      7.25%     05/15/16    $56,185,000    $66,553,661
U.S. Treasury Notes................................      3.88      02/15/13      4,530,000      4,337,475

  In addition, at July 31, 2006, the following Portfolios held a percentage of undivided interest in a joint repurchase agreement with UBS Warburg AG, LLC:

                                                                PERCENTAGE     PRINCIPAL
                         PORTFOLIO                               INTEREST       AMOUNT
-----------------------------------------------------------------------------------------
High-Yield Bond.............................................      16.92%      $29,618,000
Aggressive Growth...........................................       7.45        13,037,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  UBS Warburg, LLC, dated July 31, 2006, bearing interest at a rate of 5.22% per annum, with a principal amount of $175,000,000, a repurchase price of $175,025,375 and a maturity date of August 1, 2006. The repurchase is collateralized by the following:

                                                      INTEREST    MATURITY     PRINCIPAL        MARKET
                TYPE OF COLLATERAL                      RATE        DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds...............      3.88%     04/15/29    $76,899,000    $ 78,437,500
U.S. Treasury Inflation Index Bonds...............      3.88      04/15/32     98,101,000     100,063,601

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

---------------------
    254

  At July 31, 2006, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond, Worldwide High Income and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended July 31, 2006 the following Portfolio had options written:

                                                                             WRITTEN OPTIONS
                                                              ----------------------------------------------
                                                               WORLDWIDE HIGH INCOME     AGGRESSIVE GROWTH
                                                                     PORTFOLIO               PORTFOLIO
                                                              -----------------------   --------------------
                                                               NUMBER OF    PREMIUMS    NUMBER OF   PREMIUMS
                                                               CONTRACTS    RECEIVED    CONTRACTS   RECEIVED
                                                              ----------------------------------------------
Options outstanding as of January 31, 2006..................          --    $     --         --     $     --
Options written.............................................   2,963,200      29,541      2,053      156,174
Options terminated in closing purchase transactions.........          --          --       (388)     (35,675)
Options exercised...........................................          --          --         --           --
Options expired.............................................  (1,324,780)    (14,572)    (1,665)     120,499
                                                              -----------   ---------   --------    --------
Options outstanding as of July 31, 2006.....................   1,638,420    $ 14,969         --           --
                                                              -----------   ---------   --------    --------

SHORT SALES: Certain portfolios may engage in "short sales against the box." A short sale against the box to the extent that the portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.
                                                           ---------------------

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                              FOR THE YEAR ENDED JANUARY 31, 2006
                                           -------------------------------------------------------------------------
                                                      DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                                           ---------------------------------------------   -------------------------
                                                           LONG-TERM
                                                         GAIN/CAPITAL      UNREALIZED                     LONG-TERM
                                            ORDINARY         LOSS         APPRECIATION      ORDINARY       CAPITAL
                PORTFOLIO                    INCOME      CARRYFORWARD    (DEPRECIATION)*     INCOME         GAIN
--------------------------------------------------------------------------------------------------------------------
Cash Management..........................  $11,056,824   $    (881,543)   $   (101,698)    $ 3,430,737   $        --
Corporate Bond...........................   23,674,490     (14,894,904)     (1,091,639)     21,118,318
Global Bond..............................   15,099,624       1,818,397         686,529       4,633,150       671,127
High-Yield Bond..........................   26,816,021    (105,018,771)     15,462,075      30,800,343
Worldwide High Income....................    6,405,289     (31,542,630)      2,605,178       7,067,234            --
SunAmerica Balanced......................    6,305,306    (111,938,547)      4,519,502       6,658,955            --
MFS Total Return.........................   27,700,406      32,459,125      64,753,078      26,620,065    40,917,946
Telecom Utility..........................    1,875,326     (48,984,214)      6,360,123       2,182,260            --
Equity Income............................       83,412         276,935       1,230,695         103,475        36,998
Equity Index.............................      575,936      (3,545,333)       (847,429)        677,645            --
Growth-Income............................    4,685,327    (112,033,164)    218,375,945       4,265,493            --
Federated American Leaders...............    3,640,905       2,692,081      19,660,115       3,757,564            --
Davis Venture Value......................   22,965,264     (50,202,638)    823,207,331      22,339,939            --
"Dogs" of Wall Street....................    2,518,213       1,740,140      (1,657,244)      2,654,777       224,914
Alliance Growth..........................      839,078    (878,163,451)    230,583,194       3,526,500            --
Goldman Sachs Research...................       67,736     (16,187,735)      3,243,605         108,307            --
MFS Massachusetts Investors Trust........    1,601,875     (52,600,142)     39,255,675       1,964,840            --
Putnam Growth: Voyager...................       36,520    (181,175,223)     22,953,431       1,309,456            --
Blue Chip Growth.........................       68,830      (7,579,890)      4,034,147         256,511            --
Real Estate..............................    4,037,137      28,208,313      82,210,962       5,134,610    16,382,377
Small Company Value......................      104,859       1,648,942       3,250,462          62,583       550,316
MFS Mid-Cap Growth.......................           --    (225,508,564)     47,804,497              --            --
Aggressive Growth........................      149,982    (192,298,257)      7,839,716              --            --
Growth Opportunities.....................           --     (18,672,462)      4,047,784              --            --
Marsico Growth...........................           --       9,273,488      40,584,538              --            --
Technology...............................           --     (59,197,886)      5,156,421              --            --
Small & Mid Cap Value....................    4,405,088      13,029,667      33,794,799         104,550       737,050
International Growth and Income..........    5,432,433       5,321,461      67,036,477       2,799,557            --
Global Equities..........................    2,173,614    (131,032,388)     29,446,095         559,749            --
International Diversified Equities.......    1,497,189     (66,621,711)     99,548,377       5,197,942            --
Emerging Markets.........................   11,283,930      31,332,184      56,680,321         509,467            --
Foreign Value............................    5,698,106       5,106,985      80,763,375         125,735       389,754

---------------

  * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                            CAPITAL LOSS CARRYFORWARD
                                        -----------------------------------------------------------------
              PORTFOLIO                   2007        2008          2009          2010           2011
---------------------------------------------------------------------------------------------------------
Cash Management.......................  $     --   $        --   $    1,816   $    814,696   $         --
Corporate Bond........................        --            --    1,585,418      3,573,902      9,406,978
High-Yield Bond.......................        --            --           --     32,129,245     72,889,526
Worldwide High Income.................        --     2,062,685           --      2,720,967     13,010,822
SunAmerica Balanced...................        --            --           --     17,269,181     67,133,642
MFS Total Return......................        --            --      214,222        495,667        201,673
Telecom Utility.......................        --            --      896,391     17,437,499     28,369,107
Equity Index..........................        --            --           --        131,483      2,580,993
Growth-Income.........................        --            --           --     10,528,279    101,504,885
Davis Venture Value...................        --            --           --        567,939        862,436
Alliance Growth.......................        --            --           --    383,346,547    376,313,238
Goldman Sachs Research................        --            --           --        674,338     15,513,397
MFS Massachusetts Investors Trust.....        --            --           --      7,946,575     40,653,687

                                             CAPITAL LOSS CARRYFORWARD
                                        ------------------------------------
              PORTFOLIO                     2012          2013        2014
--------------------------------------  ------------------------------------
Cash Management.......................  $      5,964   $   12,138   $ 46,929
Corporate Bond........................       328,606           --         --
High-Yield Bond.......................            --           --         --
Worldwide High Income.................    13,748,157           --         --
SunAmerica Balanced...................    27,535,724           --         --
MFS Total Return......................            --           --         --
Telecom Utility.......................     2,281,217           --         --
Equity Index..........................       106,692      362,808    363,357
Growth-Income.........................            --           --         --
Davis Venture Value...................    48,772,263           --         --
Alliance Growth.......................   118,503,666           --         --
Goldman Sachs Research................            --           --         --
MFS Massachusetts Investors Trust.....     3,999,880           --         --

---------------------
    256

                                                            CAPITAL LOSS CARRYFORWARD
                                        -----------------------------------------------------------------
              PORTFOLIO                   2007        2008          2009          2010           2011
---------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager................  $     --   $        --   $       --   $ 83,886,643   $ 90,998,548
Blue Chip Growth......................        --            --           --             --      6,702,000
MFS Mid-Cap Growth....................        --            --           --             --    225,508,564
Aggressive Growth.....................        --            --           --    104,274,051     73,587,791
Growth Opportunities..................        --            --           --      7,385,854     11,286,608
Technology............................        --            --    1,520,873     30,402,127     22,987,768
International Growth and Income.......        --            --           --             --        180,982
Global Equities.......................        --            --           --      4,990,269    101,077,336
International Diversified Equities....        --            --           --             --     54,180,270

                                             CAPITAL LOSS CARRYFORWARD
                                        ------------------------------------
              PORTFOLIO                     2012          2013        2014
--------------------------------------  ------------------------------------
Putnam Growth: Voyager................  $  6,290,032   $       --   $     --
Blue Chip Growth......................       877,890           --         --
MFS Mid-Cap Growth....................            --           --         --
Aggressive Growth.....................    14,436,415           --         --
Growth Opportunities..................            --           --         --
Technology............................     3,503,244           --    783,874
International Growth and Income.......            --           --         --
Global Equities.......................    24,964,783           --         --
International Diversified Equities....    12,441,442           --         --

Included in the capital loss carryforward amounts at January 31, 2006 are the amounts of losses acquired from the Mutual Fund Variable Annuity Trust ("MVAT") Portfolios as a result of the reorganization that occurred on December 5, 2003:

Asset Allocation Portfolio..................................  $  911,562
Growth and Income Portfolio.................................   1,430,375
International Equity Portfolio..............................     180,982

As a result of reorganizations into some of these Portfolios during the year ended January 31, 2004, certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. Therefore, it is possible not all of these capital losses will be available for use.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                              AS OF JULY 31, 2006
                                                       ------------------------------------------------------------------
                                                        AGGREGATE       AGGREGATE
                                                        UNREALIZED      UNREALIZED       GAIN/(LOSS)          COST OF
PORTFOLIO                                                  GAIN            LOSS              NET            INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management......................................  $     14,233    $    (91,094)     $    (76,861)     $  498,811,251
Corporate Bond.......................................     5,316,411     (13,161,439)       (7,845,028)        530,081,528
Global Bond..........................................     4,277,298      (2,559,370)        1,717,928         146,927,667
High-Yield Bond......................................    28,015,239     (12,684,328)       15,330,911         307,602,885
Worldwide High Income................................     3,959,698      (4,025,050)          (65,352)         82,267,340
SunAmerica Balanced..................................     9,690,049      (5,644,767)        4,045,282         250,716,785
MFS Total Return.....................................    83,192,048     (33,004,066)       50,187,982         969,787,433
Telecom Utility......................................     3,395,502        (464,436)        2,931,066          46,165,028
Equity Income........................................     1,033,801        (100,361)          933,440           3,891,579
Equity Index.........................................     8,619,958      (9,489,149)         (869,191)         37,615,128
Growth-Income........................................   128,643,154     (17,924,151)      110,719,003         544,901,978
Federated American Leaders...........................    26,731,427      (9,956,321)       16,775,106         215,027,393
Davis Venture Value..................................   825,672,532     (24,808,581)      800,863,951       1,574,927,032
"Dogs" of Wall Street................................     5,345,665      (6,149,404)         (803,739)         99,644,362
Alliance Growth......................................    73,851,429     (48,031,246)       25,820,183         850,246,799
Goldman Sachs Research...............................     2,795,824        (497,894)        2,297,930          22,835,903
MFS Massachusetts Investors Trust....................    34,395,161     (10,215,411)       24,179,750         223,062,671
Putnam Growth: Voyager...............................    12,650,933     (13,350,420)         (699,487)        173,863,787
Blue Chip Growth.....................................     1,567,505      (2,319,172)         (751,667)         43,336,280
Real Estate..........................................    89,104,490      (3,270,593)       85,833,897         190,677,437
Small Company Value..................................     3,344,688        (818,398)        2,526,290          13,657,537
MFS Mid-Cap Growth...................................    22,102,700     (13,517,001)        8,585,699         226,057,920
Aggressive Growth....................................     3,752,539      (8,231,635)       (4,479,096)        161,526,280
Growth Opportunities.................................     2,299,935      (1,696,056)          603,879          51,038,531
Marsico Growth.......................................    26,569,872      (1,647,604)       24,922,268         121,362,432
Technology...........................................       498,983      (3,118,421)       (2,619,438)         39,884,632
Small & Mid Cap Value................................    32,584,512     (10,228,543)       22,355,969         250,141,132
International Growth and Income......................    50,196,095     (12,161,103)       38,034,992         355,123,316
Global Equities......................................    29,999,970      (3,875,327)       26,124,643         213,051,809
International Diversified Equities...................   103,619,968      (7,621,338)       95,998,630         346,124,767
Emerging Markets.....................................    26,598,796      (7,320,792)       19,278,004         203,484,762
Foreign Value........................................    93,549,226      (5,825,426)       87,723,800         352,719,400

                                                           ---------------------

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE PLAN (12b-1
PLAN): AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, "Dogs" of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million    0.475%
                                     >   $100 million    0.450%
                                     >   $500 million    0.425%
                                    >      $1 billion    0.400%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond                            $0-$50 million     0.75%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income                 $0-$350 million     0.80%
                                     >   $350 million     0.75%
Small Company Value                   $0-$200 million     1.00%
                                     >   $200 million     0.92%
                                     >   $500 million     0.90%
International Diversified             $0-$250 million     0.85%
Equities                             >   $250 million     0.80%
                                     >   $500 million     0.75%
SunAmerica Balanced                    $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
Growth-Income                          $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                         >            $0     0.65%
Equity Index                          >            $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                 >            $0     0.60%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
Goldman Sachs Research*                $0-$50 million     0.90%
                                     >    $50 million     0.85%
                                     >   $200 million     0.80%
MFS Massachusetts                     $0-$600 million     0.70%
Investors Trust                      >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager*               $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth Portfolio              >            $0     0.85%
Technology                            $0-$250 million     1.00%
                                     >   $250 million     0.95%
                                     >   $500 million     0.90%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets                      $0-$100 million     1.15%
                                     >   $100 million     1.10%
                                     >   $200 million     1.05%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value                 $0-$250 million     0.95%
                                     >   $250 million     0.90%

* Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.05% and 0.10% of investment advisory fees for the Goldman Sachs Research and Putnam Growth: Voyager Portfolios, respectively. For the period ended July 31, 2006, the amount of investment advisory fees waived were $6,380 and $97,540, respectively.

---------------------
    258

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                          PORTFOLIO
----------------------------------------------------------------------------------------------------
AllianceBernstein L.P.                             Growth-Income
                                                   Alliance Growth
                                                   Small & Mid Cap Value
Columbia Management Advisors, LLC                  Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba -- Davis Advisors)                            Real Estate
Federated Equity Management Company of
Pennsylvania (formerly Federated Investment
Counseling)                                        Telecom Utility
                                                   Federated American Leaders
Federated Investment Management Company (formerly
Federated Investment Counseling)                   Corporate Bond
Franklin Advisory Services, LLC                    Small Company Value
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research*
Goldman Sachs Asset Management International       Global Bond
J.P. Morgan Investment Management, Inc.            SunAmerica Balanced
                                                   Global Equities
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba -- Van Kampen)                                Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
                                                   Growth Opportunities
Putnam Investment Management, LLC                  Putnam Growth: Voyager*
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value
FAF Advisors, Inc.                                 Equity Income
                                                   Equity Index

 * Effective October 1, 2005, Goldman Sachs Asset Management, L.P. and Putnam Investment Management, LLC agreed to, until further notice, waive 0.05% and 0.10% of subadvisory fees, respectively. The amounts of such waivers were $6,380 and $97,540, respectively. These amounts are reflected in the Statement of Operations.

                                                           ---------------------

  The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Cash Management                 $0-$100 million    0.125%
                              >    $100 million    0.100%
                              >    $400 million    0.075%
                             >       $1 billion    0.050%
Corporate Bond                   $0-$25 million     0.30%
                              >     $25 million     0.25%
                              >     $50 million     0.20%
                              >    $150 million     0.15%
Global Bond                      $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $250 million     0.20%
Worldwide High Income           $0-$350 million     0.45%
                              >    $350 million     0.40%
SunAmerica Balanced              $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Small Company Value             $0-$200 million     0.60%
                              >    $200 million     0.52%
                              >    $500 million     0.50%
International Diversified       $0-$250 million     0.45%
Equities                      >    $250 million     0.40%
                              >    $500 million     0.35%
Growth-Income                    $0-$50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $300 million     0.20%
                              >    $500 million     0.15%
MFS Total Return              >              $0    0.375%
Federated American Leaders       $0-$20 million     0.55%
                              >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%
Telecom Utility                  $0-$20 million     0.55%
                              >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%
Equity Income                 >              $0     0.30%
Equity Index                  >              $0    0.125%
Davis Venture Value and         $0-$100 million     0.45%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Real Estate                   >    $100 million     0.40%
                              >    $500 million     0.35%
Alliance Growth                  $0-$50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Goldman Sachs Research           $0-$50 million     0.50%
                              >     $50 million     0.45%
                              >    $200 million     0.40%
MFS Massachusetts               $0-$300 million     0.40%
Investors Trust               >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                             >     $1.5 billion     0.25%
Putnam Growth: Voyager          $0-$150 million     0.50%
                              >    $150 million     0.45%
                              >    $300 million     0.35%
MFS Mid-Cap Growth              $0-$300 million     0.40%
                              >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                             >     $1.5 billion     0.25%
Growth Opportunities          >              $0     0.50%
Marsico Growth Portfolio       >             $0     0.45%
Technology                      $0-$250 million     0.50%
                              >    $250 million     0.45%
                              >    $500 million     0.40%
International Growth and
Income                          $0-$150 million     0.65%
                              >    $150 million     0.55%
                              >    $300 million     0.45%
Global Equities                  $0-$50 million     0.45%
                              >     $50 million     0.40%
                              >    $150 million     0.35%
                              >    $500 million     0.30%
Emerging Markets                $0-$100 million     0.85%
                              >    $100 million     0.80%
                              >    $200 million     0.75%
Foreign Value                    $0-$50 million    0.625%
                              >     $50 million    0.465%
                              >    $200 million    0.375%
                              >    $500 million     0.35%
Small & Mid Cap Value           $0-$250 million     0.50%
                              >    $250 million     0.45%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --       1.85
Growth Opportunities........................................   1.00       1.15       1.25

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with
---------------------
    260
respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  For the period ended July 31, 2006, SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                         AMOUNT
--------------------------------------------------------------------------
Equity Income...............................................     $17,681
Equity Index................................................      22,015
Blue Chip Growth............................................       4,270
Small Company Value.........................................       3,939
Growth Opportunities........................................       2,316

  For the period ended July 31, 2006, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $77,077
Equity Index................................................         --       78,250
Goldman Sachs Research......................................     24,635       15,947
Blue Chip Growth............................................     11,756       36,779
Small Company Value.........................................      5,042       45,511
Growth Opportunities........................................     12,065       24,589

  Class 2 and 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. Accordingly, for the period ended January 31, 2006, service fees were paid (see Statement of Operations) based on the aforementioned rates.

  On January 11, 1999, February 23, 1999, February 24, 1999 and April 7, 1999, Davis Selected Adviser, L.P., subadviser for the Davis Venture Value Portfolio, purchased on behalf of the Portfolio 11,700; 100; 9,400; and 7,300 shares, respectively, of common stock of Transatlantic Holdings, Inc., an affiliate of SAAMCo. The Portfolio is prohibited from acquiring any security issued by an affiliate of SAAMCo. From September 12, 2006 through September 14, 2006, the shares were sold at a gain of $1,192,419.

  On June 27, 2001, AllianceBernstein L.P., former subadviser for the Global Equities Portfolio, purchased on behalf of the Portfolio 2,000 shares of common stock of AIG, an affiliate of SAAMCo. The Portfolio is prohibited from acquiring any security issued by an affiliate of SAAMCo. On June 24, 2005, the shares were sold at a loss of $59,925, which was reimbursed by AllianceBernstein L.P. subsequent to July 31, 2006.

  On May 19, 2006 J.P. Morgan Investment Management, Inc., the subadviser for the SunAmerica Balanced Portfolio, purchased on behalf of the Portfolio $1,000,000 par value of International Lease Finance Corp. 5.43% 5/24/2010, an affiliate of SAAMCo. The Portfolio is prohibited from acquiring any security issued by an affiliate of SAAMCo. The transaction resulted in no gain or loss to the Portfolio.

  On June 15, 2006, Davis Selected Advisers L.P., the subadviser for the Real Estate Portfolio, purchased on behalf of the Portfolio an additional 28,600 shares of Alexandria Real Estate Equities, Inc., as a result of which the Portfolio failed to meet the diversification standard set forth under Section 5(b)(1) of the Investment Company Act of 1940, as amended, on that date. On June 16, 2006, to meet the diversification standard, 3,000 shares of Alexandria Real Estate Securities, Inc. were sold at a gain of $772.

                                                           ---------------------

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period ended July 31, 2006, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                              TOTAL EXPENSE
PORTFOLIO                                                      REDUCTIONS
---------------------------------------------------------------------------
MFS Total Return............................................    $ 30,750
Telecom Utility.............................................       3,134
Growth-Income...............................................      37,232
Federated American Leaders..................................      30,876
Davis Venture Value.........................................      57,637
"Dogs" of Wall Street.......................................         581
Alliance Growth.............................................      77,643
Goldman Sachs Research......................................       2,360
MFS Massachusetts Investors Trust...........................       9,824
Putnam Growth: Voyager......................................      22,913
Blue Chip Growth............................................       2,708
MFS Mid Cap Growth..........................................      27,631
Aggressive Growth...........................................      34,976
Marsico Growth..............................................      17,548
Technology..................................................      10,497
Small & Mid Cap Value.......................................      40,876
International Growth and Income.............................      42,491
Emerging Markets............................................     113,617
Foreign Value...............................................      11,714

---------------------
    262

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2006 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................         $         --                $          --               $        --
Corporate Bond......................          118,154,930                   69,406,828                75,130,254
Global Bond.........................           41,985,995                   24,182,606                10,678,502
High-Yield Bond.....................           73,568,429                  109,047,507                        --
Worldwide High Income...............           16,293,288                   19,477,360                   288,625
SunAmerica Balanced.................          159,533,651                  131,979,008                82,199,461
MFS Mid Cap Growth..................          213,348,679                  217,818,109                        --
Telecom Utility.....................           21,689,846                   23,462,201                        --
Equity Income.......................              468,153                    1,532,156                        --
Equity Index........................              543,560                    5,067,034                        --
Growth-Income.......................          153,276,357                  245,271,080                        --
Federated American Leaders..........           59,771,417                   72,810,501                        --
Davis Venture Value.................          219,407,719                  303,709,384                        --
"Dogs" of Wall Street...............           22,040,218                   29,135,223                        --
Alliance Growth.....................          369,616,213                  444,072,860                        --
Goldman Sachs Research..............           11,120,774                   13,124,925                        --
MFS Massachusetts Investors Trust...           41,405,875                   61,434,001                        --
Putnam Growth: Voyager..............           74,324,925                  101,460,594                        --
Blue Chip Growth....................           44,760,450                   50,319,262                        --
Real Estate.........................           56,800,294                   43,049,640                        --
Small Company Value.................            4,149,165                      797,810                        --
MFS Total Return....................          185,834,063                  207,305,760                76,483,468
Aggressive Growth...................          221,552,516                  237,068,781                        --
Growth Opportunities................           91,449,419                   73,307,469                        --
Marsico Growth......................           43,090,734                   48,696,890                        --
Technology..........................           45,729,963                   50,153,243                        --
Small & Mid Cap Value...............           95,244,341                   67,446,793                        --
International Growth and Income.....          197,840,646                  189,787,111                        --
Global Equities.....................          119,472,422                  132,184,519                        --
International Diversified
  Equities..........................           40,444,737                   31,153,115                        --
Emerging Markets....................          231,010,749                  225,700,786                        --
Foreign Value.......................           65,654,975                   20,691,967                        --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................      $         --
Corporate Bond......................        53,187,335
Global Bond.........................        17,577,889
High-Yield Bond.....................                --
Worldwide High Income...............                --
SunAmerica Balanced.................       127,329,326
MFS Mid Cap Growth..................                --
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Total Return....................        54,711,591
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

                                                           ---------------------

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                           CASH MANAGEMENT PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................     24,881,580    $ 274,810,574     32,354,250    $ 349,473,250
Reinvested dividends..................             --               --        202,432        2,185,296
Shares redeemed.......................    (18,520,229)    (204,560,757)   (36,316,390)    (392,120,911)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      6,361,351    $  70,249,817     (3,759,708)   $ (40,462,365)
                                         =============   ==============   ============   ==============

                                                        CASH MANAGEMENT PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................    3,314,080    $ 36,502,800     5,316,447    $ 57,301,057
Reinvested dividends..................           --              --        39,194         422,607
Shares redeemed.......................   (2,247,210)    (24,766,579)   (6,414,754)    (69,140,261)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............    1,066,870    $ 11,736,221    (1,059,113)   $(11,416,597)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................     11,264,892    $ 123,968,947     13,599,208    $ 146,475,002
Reinvested dividends..................             --               --         76,391          822,834
Shares redeemed.......................     (6,924,162)     (76,149,817)   (12,513,024)    (134,767,543)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      4,340,730    $  47,819,130      1,162,575    $  12,530,293
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                            CORPORATE BOND PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      2,822,079    $  32,855,186      5,792,427    $  68,813,637
Reinvested dividends..................             --               --      1,122,303       12,863,114
Shares redeemed.......................     (3,206,896)     (37,343,742)    (6,060,673)     (71,905,178)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (384,817)   $  (4,488,556)       854,057    $   9,771,573
                                         =============   ==============   ============   ==============

                                                         CORPORATE BOND PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      401,010    $  4,661,222       806,106    $  9,551,371
Reinvested dividends..................           --              --       241,223       2,761,786
Shares redeemed.......................     (675,817)     (7,845,911)   (1,091,768)    (12,931,376)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (274,807)   $ (3,184,689)      (44,439)   $   (618,219)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      4,758,704    $  55,233,764      5,878,633    $  69,508,637
Reinvested dividends..................             --               --        480,359        5,493,418
Shares redeemed.......................     (1,368,344)     (15,864,056)    (1,810,304)     (21,402,800)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      3,390,360    $  39,369,708      4,548,688    $  53,599,255
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------------
    264

                                                             GLOBAL BOND PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        750,217    $   8,852,838      1,678,659    $  19,842,100
Reinvested dividends..................             --               --        323,914        3,749,844
Shares redeemed.......................     (1,317,997)     (15,520,799)    (2,383,826)     (28,166,588)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (567,780)   $  (6,667,961)      (381,253)   $  (4,574,644)
                                         =============   ==============   ============   ==============

                                                          GLOBAL BOND PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      160,987    $  1,887,970       498,154    $  5,875,499
Reinvested dividends..................           --              --        59,554         686,698
Shares redeemed.......................     (226,654)     (2,660,326)     (367,571)     (4,313,041)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      (65,667)   $   (772,356)      190,137    $  2,249,156
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,121,611    $  13,120,542      1,417,874    $  16,603,891
Reinvested dividends..................             --               --         75,417          867,732
Shares redeemed.......................       (347,557)      (4,061,328)      (497,134)      (5,829,781)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        774,054    $   9,059,214        996,157    $  11,641,842
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           HIGH-YIELD BOND PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      5,920,675    $  44,037,283     14,113,655    $ 101,896,571
Reinvested dividends..................             --               --      3,250,733       22,251,255
Shares redeemed.......................    (10,128,630)     (75,046,982)   (20,820,758)    (154,133,609)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (4,207,955)   $ (31,009,699)    (3,456,370)   $ (29,985,783)
                                         =============   ==============   ============   ==============

                                                        HIGH-YIELD BOND PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      899,309    $  6,673,892     2,118,257    $ 15,450,887
Reinvested dividends..................           --              --       587,026       4,012,391
Shares redeemed.......................   (1,273,670)     (9,428,608)   (3,075,380)    (22,661,642)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (374,361)   $ (2,754,716)     (370,097)   $ (3,198,364)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         --------------------------------------------------------------
Shares sold...........................      3,790,296    $  28,001,763      5,712,459    $  41,488,712
Reinvested dividends..................             --               --        664,298        4,536,697
Shares redeemed.......................     (2,501,353)     (18,531,670)    (4,755,356)     (34,870,687)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      1,288,943    $   9,470,093      1,621,401    $  11,154,722
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           ---------------------

                                                        WORLDWIDE HIGH INCOME PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        894,762    $   6,884,886      2,017,725    $  15,595,902
Reinvested dividends..................             --               --        865,157        6,318,034
Shares redeemed.......................     (1,834,006)     (14,099,264)    (3,636,968)     (28,083,883)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (939,244)   $  (7,214,378)      (754,086)   $  (6,169,947)
                                         =============   ==============   ============   ==============

                                                     WORLDWIDE HIGH INCOME PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       74,705    $    574,230       195,758    $  1,511,204
Reinvested dividends..................           --              --        86,821         632,063
Shares redeemed.......................     (183,565)     (1,404,849)     (245,308)     (1,873,819)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (108,860)   $   (830,619)       37,271    $    269,448
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................         71,700    $     547,093        104,271    $     800,990
Reinvested dividends..................             --               --         16,114          117,137
Shares redeemed.......................        (14,429)        (110,689)       (54,830)        (421,524)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............         57,271    $     436,404         65,555    $     496,603
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                         SUNAMERICA BALANCED PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        351,878    $   4,961,935        820,502    $  11,379,069
Reinvested dividends..................             --               --        435,158        5,819,239
Shares redeemed.......................     (2,300,635)     (32,437,981)    (5,251,958)     (72,944,337)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,948,757)   $ (27,476,046)    (3,996,298)   $ (55,746,029)
                                         =============   ==============   ============   ==============

                                                      SUNAMERICA BALANCED PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       57,749    $    813,009       135,909    $  1,885,382
Reinvested dividends..................           --              --        42,304         565,239
Shares redeemed.......................     (192,048)     (2,703,592)     (431,048)     (5,964,394)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (134,299)   $ (1,890,583)     (252,835)   $ (3,513,773)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        230,559    $   3,242,764        229,324    $   3,174,697
Reinvested dividends..................             --               --         20,561          274,477
Shares redeemed.......................       (102,233)      (1,437,947)      (232,100)      (3,197,768)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        128,326    $   1,804,817         17,785    $     251,406
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------------
    266

                                                           MFS TOTAL RETURN PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      2,722,215    $  47,202,946      7,107,376    $ 124,911,001
Reinvested dividends..................             --               --      2,796,373       45,776,703
Shares redeemed.......................     (4,928,955)     (85,420,622)    (8,409,918)    (147,876,081)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (2,206,740)   $ (38,217,676)     1,493,831    $  22,811,623
                                         =============   ==============   ============   ==============

                                                        MFS TOTAL RETURN PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      136,880    $  2,363,241       658,481    $ 11,577,056
Reinvested dividends..................           --              --       590,288       9,654,526
Shares redeemed.......................     (836,614)    (14,501,074)   (1,454,007)    (25,438,273)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (699,734)   $(12,137,833)     (205,238)   $ (4,206,691)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      3,311,994    $  57,166,452      4,743,318    $  82,747,336
Reinvested dividends..................             --               --        740,858       12,106,782
Shares redeemed.......................     (1,077,324)     (18,629,110)    (1,643,759)     (28,612,298)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      2,234,670    $  38,537,342      3,840,417    $  66,241,820
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           TELECOM UTILITY PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        449,839    $   4,227,155        595,635    $   5,448,987
Reinvested dividends..................             --               --        228,382        1,968,646
Shares redeemed.......................       (757,420)      (7,061,887)    (1,969,406)     (17,681,339)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (307,581)   $  (2,834,732)    (1,145,389)   $ (10,263,706)
                                         =============   ==============   ============   ==============

                                                        TELECOM UTILITY PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       70,562    $    661,765       211,717    $  1,953,865
Reinvested dividends..................           --              --        23,827         205,269
Shares redeemed.......................      (75,913)       (708,282)     (231,249)     (2,083,150)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............       (5,351)   $    (46,517)        4,295    $     75,984
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................         19,025    $     177,950         22,794    $     204,608
Reinvested dividends..................             --               --            970            8,345
Shares redeemed.......................         (3,740)         (34,943)        (9,837)         (88,521)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............         15,285    $     143,007         13,927    $     124,432
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           ---------------------

                                                            EQUITY INCOME PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................         20,823    $     263,151         33,422    $     402,853
Reinvested dividends..................             --               --         12,195          140,473
Shares redeemed.......................       (106,329)      (1,357,657)      (199,567)      (2,414,995)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        (85,506)   $  (1,094,506)      (153,950)   $  (1,871,669)
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                             EQUITY INDEX PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        182,773    $   1,987,003        449,295    $   4,653,240
Reinvested dividends..................             --               --         68,121          677,645
Shares redeemed.......................       (665,525)      (7,254,870)    (1,339,561)     (13,919,948)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (482,752)   $  (5,267,867)      (822,145)   $  (8,589,063)
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                            GROWTH-INCOME PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        411,696    $  10,478,653      1,261,712    $  29,830,805
Reinvested dividends..................             --               --        172,074        4,017,720
Shares redeemed.......................     (3,821,587)     (97,420,843)   (10,049,010)    (240,180,784)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (3,409,891)   $ (86,942,190)    (8,615,224)   $(206,332,259)
                                         =============   ==============   ============   ==============

                                                         GROWTH-INCOME PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       36,857    $    941,936       105,240    $  2,513,302
Reinvested dividends..................           --              --         7,670         178,940
Shares redeemed.......................     (159,286)     (4,069,428)     (430,097)    (10,337,820)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (122,429)   $ (3,127,492)     (317,187)   $ (7,645,578)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        141,809    $   3,608,561        270,319    $   6,287,368
Reinvested dividends..................             --               --          2,953           68,833
Shares redeemed.......................       (172,728)      (4,418,129)      (266,905)      (6,353,234)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        (30,919)   $    (809,568)         6,367    $       2,967
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------------
    268

                                                      FEDERATED AMERICAN LEADERS PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        287,393    $   4,934,929      1,100,923    $  18,143,214
Reinvested dividends..................             --               --        179,911        2,854,677
Shares redeemed.......................     (1,587,903)     (27,268,527)    (3,594,406)     (59,129,748)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,300,510)   $ (22,333,598)    (2,313,572)   $ (38,131,857)
                                         =============   ==============   ============   ==============

                                                   FEDERATED AMERICAN LEADERS PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       28,472    $    488,747       129,427    $  2,132,977
Reinvested dividends..................           --              --        19,609         310,782
Shares redeemed.......................     (137,107)     (2,354,685)     (363,680)     (5,999,327)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (108,635)   $ (1,865,938)     (214,644)   $ (3,555,568)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        545,558    $   9,336,184      1,222,974    $  20,096,308
Reinvested dividends..................             --               --         37,400          592,105
Shares redeemed.......................       (245,222)      (4,189,772)      (426,734)      (6,973,189)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        300,336    $   5,146,412        833,640    $  13,715,224
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                         DAVIS VENTURE VALUE PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,865,554    $  54,731,797      4,353,146    $ 118,370,369
Reinvested dividends..................             --               --        680,150       18,005,806
Shares redeemed.......................     (7,652,072)    (224,623,183)   (16,496,493)    (449,415,426)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (5,786,518)   $(169,891,386)   (11,463,197)   $(313,039,251)
                                         =============   ==============   ============   ==============

                                                      DAVIS VENTURE VALUE PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      235,841    $  6,930,924       616,759    $ 16,784,052
Reinvested dividends..................           --              --        71,137       1,881,106
Shares redeemed.......................     (709,723)    (20,784,326)   (1,254,921)    (34,185,861)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (473,882)   $(13,853,402)     (567,025)   $(15,520,703)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      3,813,047    $ 111,589,113      5,102,513    $ 139,045,778
Reinvested dividends..................             --               --         92,871        2,453,027
Shares redeemed.......................       (972,665)     (28,458,320)    (1,467,853)     (39,943,518)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      2,840,382    $  83,130,793      3,727,531    $ 101,555,287
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           ---------------------

                                                        "DOGS" OF WALL STREET PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        319,966    $   3,390,394        422,915    $   4,374,283
Reinvested dividends..................             --               --        208,304        2,005,046
Shares redeemed.......................       (990,434)     (10,479,449)    (2,909,079)     (29,965,444)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (670,468)   $  (7,089,055)    (2,277,860)   $ (23,586,115)
                                         =============   ==============   ============   ==============

                                                     "DOGS" OF WALL STREET PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       87,785    $    929,402       171,934    $  1,767,517
Reinvested dividends..................           --              --        55,449         533,276
Shares redeemed.......................     (232,297)     (2,448,102)     (481,832)     (4,948,222)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (144,512)   $ (1,518,700)     (254,449)   $ (2,647,429)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        398,238    $   4,223,298        416,486    $   4,275,078
Reinvested dividends..................             --               --         35,526          341,369
Shares redeemed.......................       (196,511)      (2,071,412)      (428,963)      (4,357,609)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        201,727    $   2,151,886         23,049    $     258,838
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           ALLIANCE GROWTH PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        828,936    $  17,837,739      3,357,277    $  66,097,268
Reinvested dividends..................             --               --        161,010        3,160,668
Shares redeemed.......................     (5,721,459)    (123,256,402)   (13,798,214)    (268,840,703)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (4,892,523)   $(105,418,663)   (10,279,927)   $(199,582,767)
                                         =============   ==============   ============   ==============

                                                        ALLIANCE GROWTH PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      143,975    $  3,086,219       553,955    $ 10,950,256
Reinvested dividends..................           --              --         9,701         190,273
Shares redeemed.......................     (424,265)     (9,178,628)     (876,739)    (17,199,515)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (280,290)   $ (6,092,409)     (313,083)   $ (6,058,986)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      2,276,697    $  47,911,582      2,274,138    $  44,779,536
Reinvested dividends..................             --               --          8,960          175,559
Shares redeemed.......................       (509,935)     (10,797,484)      (879,928)     (17,646,416)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      1,766,762    $  37,114,098      1,403,170    $  27,308,679
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------------
    270

                                                        GOLDMAN SACHS RESEARCH PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        124,530    $     989,147        359,917    $   2,692,535
Reinvested dividends..................             --               --         11,762           84,173
Shares redeemed.......................       (384,640)      (3,068,322)      (933,255)      (6,875,136)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (260,110)   $  (2,079,175)      (561,576)   $  (4,098,428)
                                         =============   ==============   ============   ==============

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       20,875    $    164,735        55,776    $    411,224
Reinvested dividends..................           --              --         2,863          20,383
Shares redeemed.......................      (64,188)       (508,722)     (206,783)     (1,519,002)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      (43,313)   $   (343,987)     (148,144)   $ (1,087,395)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        117,965    $     933,034        123,894    $     912,039
Reinvested dividends..................             --               --            528            3,751
Shares redeemed.......................        (37,817)        (299,527)       (37,288)        (267,432)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............         80,148    $     633,507         87,134    $     648,358
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        241,525    $   3,076,430        649,149    $   7,624,450
Reinvested dividends..................             --               --        131,497        1,518,197
Shares redeemed.......................     (2,074,613)     (26,289,323)    (4,277,929)     (50,654,871)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,833,088)   $ (23,212,893)    (3,497,283)   $ (41,512,224)
                                         =============   ==============   ============   ==============

                                               MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       47,920    $    608,155       169,391    $  2,019,257
Reinvested dividends..................           --              --        16,945         195,630
Shares redeemed.......................     (227,197)     (2,879,879)     (571,668)     (6,814,664)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (179,277)   $ (2,271,724)     (385,332)   $ (4,599,777)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        619,627    $   7,859,387      1,331,954    $  15,766,655
Reinvested dividends..................             --               --         21,763          251,013
Shares redeemed.......................       (318,241)      (4,017,823)      (585,498)      (6,876,617)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        301,386    $   3,841,564        768,219    $   9,141,051
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           ---------------------

                                                        PUTNAM GROWTH: VOYAGER PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        194,047    $   2,974,241        728,718    $  10,733,396
Reinvested dividends..................             --               --         87,493        1,248,616
Shares redeemed.......................     (1,865,290)     (28,542,306)    (4,426,236)     (64,976,809)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,671,243)   $ (25,568,065)    (3,610,025)   $ (52,994,797)
                                         =============   ==============   ============   ==============

                                                     PUTNAM GROWTH: VOYAGER PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       12,906    $    197,353        58,683    $    877,480
Reinvested dividends..................           --              --         2,969          42,325
Shares redeemed.......................      (62,575)       (956,249)     (130,759)     (1,917,313)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      (49,669)   $   (758,896)      (69,107)   $   (997,508)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................         44,083    $     671,944        179,287    $   2,675,587
Reinvested dividends..................             --               --          1,301           18,515
Shares redeemed.......................        (96,438)      (1,490,154)       (68,572)      (1,013,536)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        (52,355)   $    (818,210)       112,016    $   1,680,566
                                         =============   ==============   ============   ==============



                                                           BLUE CHIP GROWTH PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        188,403    $   1,222,402      1,583,875    $  10,148,233
Reinvested dividends..................             --               --         27,459          169,943
Shares redeemed.......................     (1,172,586)      (7,740,448)    (1,971,518)     (12,625,013)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (984,183)   $  (6,518,046)      (360,184)   $  (2,306,837)
                                         =============   ==============   ============   ==============

                                                        BLUE CHIP GROWTH PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................       89,957    $    588,610       196,669    $  1,245,072
Reinvested dividends..................           --              --         8,948          55,361
Shares redeemed.......................     (259,256)     (1,690,450)     (581,006)     (3,689,960)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (169,299)   $ (1,101,840)     (375,389)   $ (2,389,527)
                                        ============   =============   ===========   =============


                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        288,222    $   1,862,515        640,317    $   4,074,929
Reinvested dividends..................             --               --          5,051           31,207
Shares redeemed.......................       (216,821)      (1,408,271)      (322,186)      (2,052,145)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............         71,401    $     454,244        323,182    $   2,053,991
                                         =============   ==============   ============   ==============

---------------------
    272

                                                             REAL ESTATE PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        793,501    $  17,808,139      1,393,088    $  27,892,054
Reinvested dividends..................             --               --        803,048       14,611,306
Shares redeemed.......................     (1,344,075)     (29,925,349)    (2,979,830)     (59,399,650)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (550,574)   $ (12,117,210)      (783,694)   $ (16,896,290)
                                         =============   ==============   ============   ==============

                                                          REAL ESTATE PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      128,500    $  2,880,779       208,349    $  4,121,428
Reinvested dividends..................           --              --       160,114       2,906,748
Shares redeemed.......................     (173,441)     (3,862,815)     (475,517)     (9,416,364)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      (44,941)   $   (982,036)     (107,054)   $ (2,388,188)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,102,066    $  24,611,151      1,158,476    $  23,038,935
Reinvested dividends..................             --               --        220,591        3,998,933
Shares redeemed.......................       (419,001)      (9,358,271)      (530,511)     (10,471,672)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        683,065    $  15,252,880        848,556    $  16,566,196
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                         SMALL COMPANY VALUE PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------

                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................         50,213    $     878,673        107,503    $   1,690,650
Reinvested dividends..................             --               --         41,614          606,706
Shares redeemed.......................        (79,000)      (1,371,848)      (252,041)      (3,938,956)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        (28,787)   $    (493,175)      (102,924)   $  (1,641,600)
                                         =============   ==============   ============   ==============

                                                      SMALL COMPANY VALUE PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 3
                                        ----------------------------------------------------------
                                                                             FOR THE PERIOD
                                          FOR THE SIX MONTHS ENDED         SEPTEMBER 15, 2005*
                                         JULY 31, 2006 (UNAUDITED)      THROUGH JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      358,365    $  6,128,491         6,008    $    101,374
Reinvested dividends..................           --              --           425           6,193
Shares redeemed.......................       (6,852)       (118,435)           (3)            (39)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      351,513    $  6,010,056         6,430    $    107,528
                                        ============   =============   ===========   =============

                                                          MFS MID-CAP GROWTH PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,497,104    $  14,133,617      3,137,813    $  27,342,274
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................     (2,987,676)     (28,024,949)    (7,261,416)     (63,769,255)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,490,572)   $ (13,891,332)    (4,123,603)   $ (36,426,981)
                                         =============   ==============   ============   ==============

                                                       MFS MID-CAP GROWTH PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      320,386    $  2,971,586       679,420    $  5,935,050
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (677,387)     (6,341,807)   (1,635,114)    (14,374,622)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (357,001)   $ (3,370,221)     (955,694)   $ (8,439,572)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,530,059    $  14,393,041      2,794,262    $  24,672,033
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................       (802,067)      (7,415,416)    (1,409,778)     (12,344,752)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        727,992    $   6,977,625      1,384,484    $  12,327,281
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------

*    Inception date of class.

                                                           ---------------------

                                                          AGGRESSIVE GROWTH PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,419,853    $  16,287,043      3,802,319    $  40,265,998
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................     (3,703,732)     (42,540,493)    (7,458,901)     (79,050,306)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (2,283,879)   $ (26,253,450)    (3,656,582)   $ (38,784,308)
                                         =============   ==============   ============   ==============

                                                       AGGRESSIVE GROWTH PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      180,924    $  2,089,542       479,960    $  5,079,120
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (319,202)     (3,656,541)     (534,386)     (5,624,690)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (138,278)   $ (1,566,999)      (54,426)   $   (545,570)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        309,875    $   3,517,811        757,377    $   8,111,286
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................       (181,415)      (2,069,766)      (461,237)      (4,854,692)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        128,460    $   1,448,045        296,140    $   3,256,594
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                         GROWTH OPPORTUNITIES PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      2,958,579    $  18,382,541      1,121,100    $   5,837,547
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................     (2,089,673)     (12,522,655)    (1,933,404)      (9,975,771)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        868,906    $   5,859,886       (812,304)   $  (4,138,224)
                                         =============   ==============   ============   ==============

                                                      GROWTH OPPORTUNITIES PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      660,592    $  4,035,285       222,189    $  1,172,017
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (337,849)     (2,023,718)     (310,251)     (1,607,024)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      322,743    $  2,011,567       (88,062)   $   (435,007)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      2,455,108    $  14,635,059        480,246    $   2,495,385
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................       (464,742)      (2,719,877)      (305,794)      (1,575,643)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      1,990,366    $  11,915,182        174,452    $     919,742
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------------
    274

                                                            MARSICO GROWTH PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        839,226    $  10,612,735      1,694,177    $  19,510,346
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................     (1,083,872)     (13,482,381)    (2,099,211)     (23,861,446)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (244,646)   $  (2,869,646)      (405,034)   $  (4,351,100)
                                         =============   ==============   ============   ==============

                                                         MARSICO GROWTH PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      160,316    $  1,981,593       383,088    $  4,331,279
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (364,925)     (4,499,685)     (761,077)     (8,556,680)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (204,609)   $ (2,518,092)     (377,989)   $ (4,225,401)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        505,347    $   6,194,441        942,507    $  10,711,508
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................       (269,726)      (3,308,448)      (544,151)      (6,048,167)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        235,621    $   2,885,993        398,356    $   4,663,341
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                              TECHNOLOGY PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        902,628    $   2,282,384      2,447,927    $   6,376,883
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................     (2,243,821)      (5,707,847)    (4,526,774)     (11,487,315)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,341,193)   $  (3,425,463)    (2,078,847)   $  (5,110,432)
                                         =============   ==============   ============   ==============

                                                           TECHNOLOGY PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      297,412    $    755,045       762,486    $  1,932,001
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (595,505)     (1,520,339)   (1,166,622)     (2,928,581)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (298,093)   $   (765,294)     (404,136)   $   (996,580)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,334,493    $   3,379,326      2,203,079    $   5,620,373
Reinvested dividends..................             --               --             --               --
Shares redeemed.......................       (930,213)      (2,329,987)    (1,690,231)      (4,218,794)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        404,280    $   1,049,339        512,848    $   1,401,579
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           ---------------------

                                                        SMALL & MID CAP VALUE PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 2
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        274,709    $   4,821,365        569,842    $   9,118,818
Reinvested dividends..................             --               --         11,610          178,201
Shares redeemed.......................       (439,623)      (7,712,424)      (708,398)     (11,239,229)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (164,914)   $  (2,891,059)      (126,946)   $  (1,942,210)
                                         =============   ==============   ============   ==============

                                                     SMALL & MID CAP VALUE PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 3
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................    3,048,044    $ 53,265,786     5,903,528    $ 94,661,455
Reinvested dividends..................           --              --        43,276         663,399
Shares redeemed.......................   (1,690,088)    (29,420,725)   (2,810,388)    (44,439,410)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............    1,357,956    $ 23,845,061     3,136,416    $ 50,885,444
                                        ============   =============   ===========   =============

                                                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      2,086,521    $  31,024,412      3,833,093    $  47,700,256
Reinvested dividends..................             --               --        178,379        2,240,852
Shares redeemed.......................     (2,964,890)     (43,632,256)    (6,580,634)     (81,484,053)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (878,369)   $ (12,607,844)    (2,569,162)   $ (31,542,945)
                                         =============   ==============   ============   ==============

                                                INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      209,507    $  3,129,996       469,726    $  5,844,933
Reinvested dividends..................           --              --        21,076         265,413
Shares redeemed.......................     (373,868)     (5,518,597)     (752,958)     (9,471,436)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (164,361)   $ (2,388,601)     (262,156)   $ (3,361,090)
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,790,267    $  26,282,321      1,153,244    $  14,334,601
Reinvested dividends..................             --               --         23,307          293,292
Shares redeemed.......................       (488,660)      (7,177,916)      (790,388)      (9,847,375)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      1,301,607    $  19,104,405        386,163    $   4,780,518
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           GLOBAL EQUITIES PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        735,893    $  10,580,130      1,540,423    $  19,123,349
Reinvested dividends..................             --               --         44,079          533,900
Shares redeemed.......................     (2,190,496)     (31,264,068)    (4,685,314)     (56,336,749)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,454,603)   $ (20,683,938)    (3,100,812)   $ (36,679,500)
                                         =============   ==============   ============   ==============

                                                        GLOBAL EQUITIES PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      182,305    $  2,606,759       317,023    $  3,962,391
Reinvested dividends..................           --              --         1,563          18,868
Shares redeemed.......................     (162,834)     (2,306,123)     (233,869)     (2,867,137)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............       19,471    $    300,636        84,717    $  1,114,122
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        553,485    $   7,880,023        631,661    $   7,740,570
Reinvested dividends..................             --               --            579            6,981
Shares redeemed.......................       (182,676)      (2,582,478)      (164,027)      (2,013,539)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        370,809    $   5,297,545        468,213    $   5,734,012
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

---------------------
    276

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,910,729    $  18,216,765      4,815,140    $  39,032,853
Reinvested dividends..................             --               --        321,694        2,612,284
Shares redeemed.......................     (3,479,579)     (33,014,036)    (8,772,967)     (70,944,376)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,568,850)   $ (14,797,271)    (3,636,133)   $ (29,299,239)
                                         =============   ==============   ============   ==============

                                               INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      354,772    $  3,352,576     1,249,893    $ 10,297,956
Reinvested dividends..................           --              --        86,185         696,476
Shares redeemed.......................     (749,674)     (7,018,674)   (1,217,010)     (9,967,692)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............     (394,902)   $ (3,666,098)      119,068    $  1,026,740
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      5,317,497    $  50,167,554      7,963,205    $  64,266,836
Reinvested dividends..................             --               --        233,979        1,889,182
Shares redeemed.......................     (1,879,904)     (17,654,804)    (3,003,319)     (24,375,363)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............      3,437,593    $  32,512,750      5,193,865    $  41,780,655
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                           EMERGING MARKETS PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 1
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,592,016    $  28,073,269      4,023,531    $  54,841,575
Reinvested dividends..................             --               --         31,739          437,749
Shares redeemed.......................     (2,705,529)     (46,056,413)    (3,579,770)     (47,802,468)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............     (1,113,513)   $ (17,983,144)       475,500    $   7,476,856
                                         =============   ==============   ============   ==============

                                                        EMERGING MARKETS PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 2
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................      213,201    $  3,772,364       561,322    $  7,893,732
Reinvested dividends..................           --              --         2,874          39,547
Shares redeemed.......................     (302,398)     (5,156,784)     (415,124)     (5,585,683)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............      (89,197)   $ (1,384,420)      149,072    $  2,347,596
                                        ============   =============   ===========   =============

                                         --------------------------------------------------------------
                                                                    CLASS 3
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................      1,548,047    $  26,685,547      1,411,392    $  19,534,331
Reinvested dividends..................             --               --          2,340           32,172
Shares redeemed.......................       (550,255)      (9,253,028)      (519,058)      (7,077,069)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............        997,792    $  17,432,519        894,674    $  12,489,434
                                         =============   ==============   ============   ==============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                            FOREIGN VALUE PORTFOLIO
                                         --------------------------------------------------------------
                                                                    CLASS 2
                                         --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JULY 31, 2006 (UNAUDITED)            JANUARY 31, 2006
                                         ------------------------------   -----------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
                                         ------------------------------   -----------------------------
Shares sold...........................        236,391    $   4,092,583        637,339    $   9,585,185
Reinvested dividends..................             --               --          6,549           98,918
Shares redeemed.......................       (406,009)      (7,027,819)      (602,650)      (9,186,049)
                                         -------------   --------------   ------------   --------------
Net increase (decrease)...............       (169,618)   $  (2,935,236)        41,238    $     498,054
                                         =============   ==============   ============   ==============

                                                         FOREIGN VALUE PORTFOLIO
                                        ----------------------------------------------------------
                                                                 CLASS 3
                                        ----------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2006 (UNAUDITED)          JANUARY 31, 2006
                                        ----------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------   ---------------------------
Shares sold...........................    4,120,898    $ 71,383,905     8,393,625    $127,247,317
Reinvested dividends..................           --              --        27,584         416,571
Shares redeemed.......................   (2,133,757)    (36,871,245)   (2,570,240)    (39,236,334)
                                        ------------   -------------   -----------   -------------
Net increase (decrease)...............    1,987,141    $ 34,512,660     5,850,969    $ 88,427,554
                                        ============   =============   ===========   =============

                                                           ---------------------

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended July 31, 2006:

                                                                               MORGAN STANLEY
PORTFOLIO                                                     GOLDMAN SACHS      CO., INC.
---------------------------------------------------------------------------------------------
Goldman Sachs Research......................................     $3,490           $    --
Technology..................................................         --            11,851
Growth Opportunities........................................         --             8,544

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended July 31, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                     MARKET
                                                                    VALUE AT
                                                                  JANUARY 31,      COST OF    PROCEEDS OF    REALIZED
PORTFOLIO                        SECURITY              INCOME         2006        PURCHASES      SALES      GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------
High-Yield Bond......  Riviera Holdings Corp.         $ 55,000    $ 1,075,000       $  --     $       --    $       --
                       11.00% due 06/15/10
Equity Index.........  AIG Common Stock                  2,598        603,083          --         69,081         2,311
Davis Venture Value..  AIG Common Stock                 20,616      8,996,626          --      8,932,481     5,712,463
                       Transatlantic Holdings, Inc.    128,214     35,553,604          --      5,327,110     1,169,540
Putnam Growth:
  Voyager............  AIG Common Stock                  9,630      4,202,532          --      4,320,540     2,048,234

                                                      MARKET
                        CHANGE IN      DISCOUNT      VALUE AT
                       UNREALIZED     (PREMIUM)      JULY 31,
PORTFOLIO              GAIN (LOSS)   AMORTIZATION      2006
---------------------  ----------------------------------------
High-Yield Bond......  $   (27,662)     $5,162      $ 1,052,500
Equity Index.........      (42,520)         --          493,793
Davis Venture Value..   (5,776,608)         --               --
                        (3,870,136)         --       27,525,898
Putnam Growth:
  Voyager............   (1,930,226)         --               --

9. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2006. The Global Bond Portfolio had approximately 24.0% of its net assets invested in equity securities domiciled in Japan. The International Growth and Income Portfolio had 27.4% and 14.7% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 25.2% and 18.6% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 19.4% of its net assets invested in South Korea, and the Foreign Value Portfolio had 20.9% of its net assets invested in the United Kingdom.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit

---------------------
    278
which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended July 31, 2006, the following portfolios had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
High-Yield Bond.............................................      $36       $15,571    $3,004,125     5.29%
SunAmerica Balanced.........................................       11         1,167       719,799     5.34
Equity Index................................................        1            16       106,723     5.50
Davis Venture Value.........................................        4           846     1,444,641     5.25
"Dogs" of Wall Street.......................................       32         2,701       603,591     5.10
Alliance Growth.............................................       15         2,725     1,245,345     5.33
MFS Massachusetts Investors Trust...........................        4           252       408,880     5.63
Putnam Growth: Voyager......................................       29         1,358       317,221     5.31
Blue Chip Growth............................................       14         1,494       721,417     5.30
MFS Mid-Cap Growth..........................................        4           882     1,438,242     5.52
Aggressive Growth...........................................       24        12,872     3,484,583     5.54
Growth Opportunities........................................       13         1,936       973,493     5.51
Marsico Growth..............................................        7           142       144,336     5.04
International Growth and Income.............................       60        13,029     1,493,663     5.23
Global Equities.............................................       10           714       456,599     5.63

At July 31, 2006, Putnam Growth: Voyager Portfolio had a balance open under the line of credit of $108,918.

11. INTERFUND LENDING AGREEMENT: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2006 none of the Portfolios participated in this program.

12. OTHER MATTERS: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc., the distributor of the Portfolios ("Distributor), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

  AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

  Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

  As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

  Subject to receipt of permanent relief, the Adviser and Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

13. SUBSEQUENT EVENT: On June 1, 2006, the Board of Trustees approved the addition of four new Portfolios to the Trust. The four new Portfolios commenced operations on September 1, 2006 and are as follows: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                      NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                     ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                     VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD     BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
         ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      01/31/02      $11.13      $0.37       $  0.02        $  0.39        $(0.45)        $   --         $(0.45)      $11.07
      01/31/03       11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83
      01/31/04       10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68
      01/31/05       10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69
      01/31/06       10.69       0.32            --           0.32         (0.09)            --          (0.09)       10.92
      07/31/06++     10.92       0.24         (0.01)          0.23            --             --             --        11.15
                                                Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02       11.34       0.12          0.03           0.15         (0.44)            --          (0.44)       11.05
      01/31/03       11.05       0.12          0.01           0.13         (0.36)            --          (0.36)       10.82
      01/31/04       10.82       0.06         (0.01)          0.05         (0.21)            --          (0.21)       10.66
      01/31/05       10.66       0.08          0.01           0.09         (0.07)            --          (0.07)       10.68
      01/31/06       10.68       0.30            --           0.30         (0.08)            --          (0.08)       10.90
      07/31/06++     10.90       0.23            --           0.23            --             --             --        11.13
                                                Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03       10.78       0.02          0.01           0.03            --             --             --        10.81
      01/31/04       10.81       0.04          0.01           0.05         (0.21)            --          (0.21)       10.65
      01/31/05       10.65       0.08         (0.01)          0.07         (0.06)            --          (0.06)       10.66
      01/31/06       10.66       0.29            --           0.29         (0.07)            --          (0.07)       10.88
      07/31/06++     10.88       0.22          0.01           0.23            --             --             --        11.11
                                                Corporate Bond Portfolio Class 1
      01/31/02       11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17
      01/31/03       11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24
      01/31/04       11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92
      01/31/05       11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02
      01/31/06       12.02       0.62         (0.44)          0.18         (0.55)            --          (0.55)       11.65
      07/31/06++     11.65       0.32         (0.20)          0.12            --             --             --        11.77
                                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02       11.37       0.43            --           0.43         (0.63)            --          (0.63)       11.17
      01/31/03       11.17       0.73          0.03           0.76         (0.70)            --          (0.70)       11.23
      01/31/04       11.23       0.67          0.71           1.38         (0.70)            --          (0.70)       11.91
      01/31/05       11.91       0.63          0.07           0.70         (0.61)            --          (0.61)       12.00
      01/31/06       12.00       0.60         (0.42)          0.18         (0.54)            --          (0.54)       11.64
      07/31/06++     11.64       0.32         (0.22)          0.10            --             --             --        11.74
                                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03       10.83       0.20          0.20           0.40            --             --             --        11.23
      01/31/04       11.23       0.61          0.75           1.36         (0.70)            --          (0.70)       11.89
      01/31/05       11.89       0.59          0.11           0.70         (0.60)            --          (0.60)       11.99
      01/31/06       11.99       0.58         (0.43)          0.15         (0.52)            --          (0.52)       11.62
      07/31/06++     11.62       0.30         (0.20)          0.10            --             --             --        11.72

      -----------  ------------------------------------------------------------
                                NET       RATIO OF     RATIO OF NET
                               ASSETS    EXPENSES TO    INVESTMENT
                               END OF      AVERAGE      INCOME TO
        PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
         ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      -----------  ------------------------------------------------------------
                                Cash Management Portfolio Class 1
      01/31/02        3.48%   $600,741     0.52%          3.31%           --%
      01/31/03        1.22     457,994      0.52           1.37           --
      01/31/04        0.72     244,351      0.54           0.69           --
      01/31/05        0.86     227,570      0.56           0.90           --
      01/31/06        3.04     191,254      0.54           2.91           --
      07/31/06++      2.11     266,384      0.50+          4.41+          --
                                Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02        1.34      22,093      0.68+          1.75+          --
      01/31/03        1.22      82,513      0.67           1.13           --
      01/31/04        0.48      54,706      0.69           0.54           --
      01/31/05        0.80      56,609      0.71           0.77           --
      01/31/06        2.80      46,240      0.69           2.75           --
      07/31/06++      2.11      59,085      0.65+          4.25+          --
                                Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03        0.28      10,355      0.76+          0.68+          --
      01/31/04        0.45      59,832      0.80           0.37           --
      01/31/05        0.63     109,704      0.81           0.75           --
      01/31/06        2.70     124,629      0.79           2.70           --
      07/31/06++      2.11     175,405      0.75+          4.16+          --
                                 Corporate Bond Portfolio Class 1
      01/31/02        5.27     258,912      0.67           7.41           83(1)
      01/31/03        7.17     263,378      0.65           7.17           46(1)
      01/31/04       12.67     277,860      0.64           5.89           48(1)
      01/31/05        6.18     279,090      0.63           5.46           33(1)
      01/31/06        1.60     280,564      0.62           5.23           44
      07/31/06++      1.03     278,835      0.61+          5.62+          26
                                 Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02        3.84      10,530      0.82+          7.05+          83(1)
      01/31/03        6.99      40,274      0.80           6.87           46(1)
      01/31/04       12.53      55,428      0.79           5.73           48(1)
      01/31/05        5.95      63,706      0.78           5.30           33(1)
      01/31/06        1.54      61,250      0.77           5.08           44
      07/31/06++      0.86      58,588      0.76+          5.47+          26
                                 Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03        3.69       2,965      0.87+          5.87+          46(1)
      01/31/04       12.31      29,614      0.90           5.56           48(1)
      01/31/05        5.96      92,720      0.89           5.13           33(1)
      01/31/06        1.35     142,751      0.87           4.96           44
      07/31/06++      0.86     183,739      0.86+          5.36+          26

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Portfolio turnover includes paydowns on securities.
        Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  -------------------------
                                                                  2002   2003   2004   2005
                                                                  -------------------------
        Corporate Bond                                             83%    45%    46%    32%

    See Notes to Financial Statements

---------------------
    280

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                 Global Bond Portfolio Class 1
      01/31/02     $11.21      $0.43        $0.02          $0.45         $(1.03)        $   --         $(1.03)      $10.63
      01/31/03      10.63       0.42         0.25           0.67          (0.18)         (0.15)         (0.33)       10.97
      01/31/04      10.97       0.36         0.05           0.41             --             --             --        11.38
      01/31/05      11.38       0.32         0.18           0.50             --          (0.14)         (0.14)       11.74
      01/31/06      11.74       0.28         0.06           0.34          (0.38)         (0.06)         (0.44)       11.64
      07/31/06++    11.64       0.15         0.18           0.33             --             --             --        11.97
                                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.41       0.21         0.04           0.25          (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.38         0.27           0.65          (0.17)         (0.15)         (0.32)       10.96
      01/31/04      10.96       0.33         0.06           0.39             --             --             --        11.35
      01/31/05      11.35       0.30         0.18           0.48             --          (0.14)         (0.14)       11.69
      01/31/06      11.69       0.26         0.06           0.32          (0.37)         (0.06)         (0.43)       11.58
      07/31/06++    11.58       0.14         0.19           0.33             --             --             --        11.91
                                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.68       0.11         0.17           0.28             --             --             --        10.96
      01/31/04      10.96       0.30         0.08           0.38             --             --             --        11.34
      01/31/05      11.34       0.28         0.18           0.46             --          (0.14)         (0.14)       11.66
      01/31/06      11.66       0.25         0.06           0.31          (0.35)         (0.06)         (0.41)       11.56
      07/31/06++    11.56       0.13         0.18           0.31             --             --             --        11.87

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                                 Global Bond Portfolio Class 1
      01/31/02       4.03%   $145,556     0.81%          3.84%          193%
      01/31/03       6.36     132,160      0.80           3.89           66
      01/31/04       3.74     114,854      0.82           3.17          115
      01/31/05       4.38     102,785      0.83           2.79           86
      01/31/06       2.98      97,472      0.83           2.40          164
      07/31/06++     2.84      93,473      0.83+          2.59+          30
                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02       2.17       2,873      0.97+         3.46+          193
      01/31/03       6.18      10,931      0.94           3.70           66
      01/31/04       3.56      14,577      0.97           3.00          115
      01/31/05       4.22      16,528      0.98           2.63           86
      01/31/06       2.76      18,586      0.98           2.25          164
      07/31/06++     2.85      18,323      0.98+          2.44+          30
                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03       2.62         848      0.98+          3.20+          66
      01/31/04       3.47       8,162      1.07           2.82          115
      01/31/05       4.04      17,720      1.09           2.51           86
      01/31/06       2.75      29,074      1.08           2.15          164
      07/31/06++     2.68      39,061      1.08+          2.34+          30

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      01/31/02     $ 9.08      $0.98        $(1.94)        $(0.96)       $(1.11)        $   --         $(1.11)      $ 7.01
      01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
      01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30
      01/31/06       7.30       0.57          0.16           0.73         (0.77)            --          (0.77)        7.26
      07/31/06++     7.26       0.27          0.03           0.30            --             --             --         7.56
                                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02       8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      01/31/03       7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      01/31/04       5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
      01/31/05       6.99       0.59          0.35           0.94         (0.65)            --          (0.65)        7.28
      01/31/06       7.28       0.56          0.17           0.73         (0.76)            --          (0.76)        7.25
      07/31/06++     7.25       0.27          0.02           0.29            --             --             --         7.54
                                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       5.21       0.18          0.28           0.46            --             --             --         5.67
      01/31/04       5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
      01/31/05       6.98       0.57          0.37           0.94         (0.64)            --          (0.64)        7.28
      01/31/06       7.28       0.54          0.17           0.71         (0.75)            --          (0.75)        7.24
      07/31/06++     7.24       0.26          0.02           0.28            --             --             --         7.52
                                            Worldwide High Income Portfolio Class 1
      01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
      01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68
      01/31/06       7.68       0.52          0.10           0.62         (0.63)            --          (0.63)        7.67
      07/31/06++     7.67       0.24         (0.14)          0.10            --             --             --         7.77
                                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02       8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      01/31/04       6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
      01/31/05       7.52       0.54          0.07           0.61         (0.48)            --          (0.48)        7.65
      01/31/06       7.65       0.50          0.11           0.61         (0.62)            --          (0.62)        7.64
      07/31/06++     7.64       0.23         (0.13)          0.10            --             --             --         7.74
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.15       0.14          0.23           0.37            --             --             --         6.52
      01/31/04       6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50
      01/31/05       7.50       0.50          0.11           0.61         (0.47)            --          (0.47)        7.64
      01/31/06       7.64       0.48          0.12           0.60         (0.61)            --          (0.61)        7.63
      07/31/06++     7.63       0.22         (0.13)          0.09            --             --             --         7.72

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      01/31/02     (10.11)%  $255,845      0.71%         12.18%         148%(2)
      01/31/03      (3.92)    221,410      0.75          10.09          121(2)
      01/31/04      32.41     311,063      0.73           9.09          125(2)
      01/31/05      14.59     269,008      0.72           8.66           88(2)
      01/31/06      10.65     242,766      0.74(1)        7.75(1)        71
      07/31/06++     4.13     220,747      0.70+          7.37+          23
                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02      (3.92)      4,785      0.88+         11.22+         148(2)
      01/31/03      (3.87)     18,881      0.91          10.15          121(2)
      01/31/04      32.05      44,595      0.88           8.82          125(2)
      01/31/05      14.29      44,426      0.87           8.49           88(2)
      01/31/06      10.65      41,544      0.89(1)        7.59(1)        71
      07/31/06++     4.00      40,364      0.85+          7.23+          23
                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       8.83       3,165      1.04+         10.74+         121(2)
      01/31/04      31.84      28,897      0.97           8.51          125(2)
      01/31/05      14.36      42,599      0.97           8.31           88(2)
      01/31/06      10.41      54,144      0.99(1)        7.48(1)        71
      07/31/06++     3.87      65,955      0.95+          7.14+          23
                            Worldwide High Income Portfolio Class 1
      01/31/02      (8.61)     93,599      1.11(1)       10.97(1)       139(2)
      01/31/03       0.45      77,847      1.15           9.55          103(2)
      01/31/04      25.40      92,530      1.15           7.16          149(2)
      01/31/05       8.64      86,357      1.13           7.37           90(2)
      01/31/06       8.49      80,462      0.97           6.69           48
      07/31/06++     1.30      74,261      0.97+          6.22+          20
                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02      (0.25)      1,028      1.27+(1)      10.53+(1)      139(2)
      01/31/03       0.10       3,247      1.29           9.44          103(2)
      01/31/04      25.31       6,927      1.30           7.00          149(2)
      01/31/05       8.38       8,064      1.28           7.22           90(2)
      01/31/06       8.36       8,336      1.12           6.52           48
      07/31/06++     1.31       7,601      1.12+          6.07+          20
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.02         106      1.36+          9.43+         103(2)
      01/31/04      24.95         718      1.39           6.74          149(2)
      01/31/05       8.43       1,123      1.38           7.06           90(2)
      01/31/06       8.26       1,622      1.22           6.36           48
      07/31/06++     1.18       2,084      1.22+          5.98+          20

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%, for the periods ending
        January 31, 2002 and January 31, 2006.
   (2)  Portfolio turnover includes paydowns on securities.
        Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  -------------------------
                                                                  2002   2003   2004   2005
                                                                  -------------------------
         High-Yield Bond........................................  148%   121%   125%    88%
         Worldwide High Income..................................  139    103    149     90

    See Notes to Financial Statements

---------------------
    282

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      01/31/02     $17.64      $0.31        $(3.12)        $(2.81)       $(0.33)        $(0.48)        $(0.81)      $14.02
      01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
      01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82
      01/31/06      13.82       0.31          0.30           0.61         (0.35)            --          (0.35)       14.08
      07/31/06++    14.08       0.17         (0.06)          0.11            --             --             --        14.19
                                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      01/31/03      14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      01/31/04      11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
      01/31/05      13.42       0.26          0.31           0.57         (0.19)            --          (0.19)       13.80
      01/31/06      13.80       0.28          0.31           0.59         (0.33)            --          (0.33)       14.06
      07/31/06++    14.06       0.16         (0.06)          0.10            --             --             --        14.16
                                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      01/31/04      11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
      01/31/05      13.40       0.25          0.31           0.56         (0.18)            --          (0.18)       13.78
      01/31/06      13.78       0.27          0.31           0.58         (0.32)            --          (0.32)       14.04
      07/31/06++    14.04       0.15         (0.05)          0.10            --             --             --        14.14
                                               MFS Total Return Portfolio Class 1
      01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
      01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56
      01/31/06      17.56       0.44          0.50           0.94         (0.39)         (0.85)         (1.24)       17.26
      07/31/06++    17.26       0.24          0.02           0.26            --             --             --        17.52
                                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02      16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      01/31/03      15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      01/31/04      13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
      01/31/05      16.21       0.38          0.98           1.36         (0.03)            --          (0.03)       17.54
      01/31/06      17.54       0.41          0.51           0.92         (0.37)         (0.85)         (1.22)       17.24
      07/31/06++    17.24       0.23          0.01           0.24            --             --             --        17.48
                                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03      13.61       0.09          0.27           0.36            --             --             --        13.97
      01/31/04      13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21
      01/31/05      16.21       0.36          0.98           1.34         (0.03)            --          (0.03)       17.52
      01/31/06      17.52       0.38          0.52           0.90         (0.35)         (0.85)         (1.20)       17.22
      07/31/06++    17.22       0.21          0.02           0.23            --             --             --        17.45

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      01/31/02     (15.86)%  $471,194     0.66%          2.00%          322%(2)
      01/31/03     (14.95)    310,531      0.68           1.91          611(2)
      01/31/04      18.51     318,419      0.69           1.45          187(2)
      01/31/05       4.52     275,323      0.72(1)        2.03(1)       192(2)
      01/31/06       4.55(3)  224,250      0.73(1)        2.16(1)       227
      07/31/06++     0.78     198,458      0.74+          2.47+          97
                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      (5.26)      6,094     0.82+           1.63+         322(2)
      01/31/03     (15.04)     19,712      0.82           1.72          611(2)
      01/31/04      18.36      27,532      0.84           1.30          187(2)
      01/31/05       4.30      26,777      0.87(1)        1.89(1)       192(2)
      01/31/06       4.40(3)   23,725      0.88(1)        2.01(1)       227
      07/31/06++     0.71      22,002      0.89+          2.32+          97
                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      (2.28)        579      0.89+          1.33+         611(2)
      01/31/04      18.25       6,581      0.95           1.20          187(2)
      01/31/05       4.21      12,460      0.98(1)        1.86(1)       192(2)
      01/31/06       4.31(3)   12,943      0.98(1)        1.90(1)       227
      07/31/06++     0.71      14,848      0.99+          2.21+          97
                               MFS Total Return Portfolio Class 1
      01/31/02      (0.25)    469,605      0.73           2.93          108(2)
      01/31/03      (5.96)    516,660      0.72(1)        2.81(1)        73(2)
      01/31/04      20.73     630,428      0.74(1)        2.37(1)        56(2)
      01/31/05       8.53     660,464      0.74(1)        2.42(1)        64(2)
      01/31/06       5.74     674,833      0.71(1)        2.48(1)        44
      07/31/06++     1.51     646,257      0.71+(1)       2.76+(1)       26
                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02       0.39      20,010      0.88+          2.39+         108(2)
      01/31/03      (6.12)     92,257      0.87(1)        2.62(1)        73(2)
      01/31/04      20.58     141,025      0.89(1)        2.21(1)        56(2)
      01/31/05       8.40     146,906      0.89(1)        2.27(1)        64(2)
      01/31/06       5.59     140,809      0.86(1)        2.33(1)        44
      07/31/06++     1.39     130,574      0.86+(1)       2.61+(1)       26
                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03       2.65       6,325      0.98+(1)       2.24+(1)       73(2)
      01/31/04      20.43      59,339      0.99(1)        2.05(1)        56(2)
      01/31/05       8.27     141,874      0.99(1)        2.19(1)        64(2)
      01/31/06       5.50     205,505      0.96(1)        2.22(1)        44
      07/31/06++     1.34     247,315      0.96+(1)       2.51+(1)       26

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                --------------------------------------
                                                                1/03    1/04    1/05    1/06     7/06+
                                                                --------------------------------------
       SunAmerica Balanced Class 1............................   --%     --%    0.00%    0.02%     --%
       SunAmerica Balanced Class 2............................   --      --     0.00     0.02      --
       SunAmerica Balanced Class 3............................   --      --     0.00     0.02      --
       MFS Total Return Class 1...............................  0.01    0.02    0.02     0.01    0.01
       MFS Total Return Class 2...............................  0.01    0.02    0.02     0.01    0.01
       MFS Total Return Class 3...............................  0.01    0.02    0.02     0.01    0.01

   (2)  Portfolio turnover includes paydowns on securities.
        Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  -------------------------
                                                                  2002   2003   2004   2005
                                                                  -------------------------
        SunAmerica Balanced.....................................  322%   611%   186%   192%
        MFS Total Return........................................  105     68     49     60

   (3) The Portfolio's total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions (Note 4).

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      01/31/02     $12.39      $0.70        $(2.70)        $(2.00)       $(0.38)        $   --         $(0.38)      $10.01
      01/31/03      10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      01/31/04       6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
      01/31/05       7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65
      01/31/06       8.65       0.32          0.60           0.92         (0.39)            --          (0.39)        9.18
      07/31/06++     9.18       0.21          0.47           0.68            --             --             --         9.86
                                               Telecom Utility Portfolio Class 2
      07/09/01@-
      01/31/02      11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      01/31/03      10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      01/31/04       6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
      01/31/05       7.96       0.32          0.76           1.08         (0.40)            --          (0.40)        8.64
      01/31/06       8.64       0.31          0.60           0.91         (0.38)            --          (0.38)        9.17
      07/31/06++     9.17       0.20          0.47           0.67            --             --             --         9.84
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      01/31/03       6.75       0.09            --           0.09            --             --             --         6.84
      01/31/04       6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95
      01/31/05       7.95       0.33          0.74           1.07         (0.39)            --          (0.39)        8.63
      01/31/06       8.63       0.29          0.61           0.90         (0.37)            --          (0.37)        9.16
      07/31/06++     9.16       0.20          0.46           0.66            --             --             --         9.82
                                                Equity Income Portfolio Class 1
      01/31/02      11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      01/31/03      10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      01/31/04       8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
      01/31/05      11.29       0.15          0.40           0.55         (0.15)            --          (0.15)       11.69
      01/31/06      11.69       0.13          1.11           1.24         (0.21)         (0.08)         (0.29)       12.64
      07/31/06++    12.64       0.09          0.26           0.35            --             --             --        12.99
                                                 Equity Index Portfolio Class 1
      01/31/02      11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      01/31/03       9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      01/31/04       7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
      01/31/05       9.62       0.14          0.40           0.54         (0.11)            --          (0.11)       10.05
      01/31/06      10.05       0.14          0.84           0.98         (0.17)            --          (0.17)       10.86
      07/31/06++    10.86       0.08         (0.03)          0.05            --             --             --        10.91

      ----------  ---------------------------------------------------------------------
                               NET      RATIO OF          RATIO OF NET
                             ASSETS    EXPENSES TO         INVESTMENT
                             END OF      AVERAGE           INCOME TO
        PERIOD     TOTAL     PERIOD        NET            AVERAGE NET         PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS              ASSETS           TURNOVER
      ----------  ---------------------------------------------------------------------
                                    Telecom Utility Portfolio Class 1
      01/31/02     (16.46)%  $84,766      0.85%(1)            6.09%(1)           102%
      01/31/03     (22.90)    52,982      0.95(3)             4.82(3)            123
      01/31/04      24.12     50,898      0.98(3)             4.83(3)             19
      01/31/05      14.11     50,866      0.97(3)             4.10(3)             29
      01/31/06      10.90     43,498      0.91(3)             3.54(3)              6
      07/31/06++     7.41     43,681      0.92+(3)            4.48+(3)            47
                                    Telecom Utility Portfolio Class 2
      07/09/01@-
      01/31/02     (13.56)     1,421      1.01+(1)            5.16+(1)           102
      01/31/03     (22.99)     3,466      1.12(3)             4.90(3)            123
      01/31/04      23.78      3,835      1.13(3)             4.64(3)             19
      01/31/05      13.97      4,427      1.12(3)             3.94(3)             29
      01/31/06      10.76      4,739      1.06(3)             3.37(3)              6
      07/31/06++     7.31      5,033      1.07+(3)            4.32+(3)            47
                                    Telecom Utility Portfolio Class 3
      11/11/02@-
      01/31/03       1.33        103      1.29+(3)            6.18+(3)           123
      01/31/04      23.61        188      1.23(3)             4.41(3)             19
      01/31/05      13.89        142      1.22(3)             4.07(3)             29
      01/31/06      10.67        278      1.15(3)             3.24(3)              6
      07/31/06++     7.21        449      1.17+(3)            4.42+(3)            47
                                     Equity Income Portfolio Class 1
      01/31/02      (5.44)     8,060      0.95(2)             1.89(2)             30
      01/31/03     (18.06)     6,449      1.13(2)             1.84(2)             74
      01/31/04      31.51      8,715      1.35(2)             1.35(2)             27
      01/31/05       4.95      7,164      1.35(2)             1.28(2)             23
      01/31/06      10.80      5,801      1.35(2)(4)          1.07(2)(4)          17
      07/31/06++     2.77      4,854      1.35+(2)(4)         1.38+(2)(4)          9
                                     Equity Index Portfolio Class 1
      01/31/02     (16.57)    51,434      0.55(2)             0.80(2)              5
      01/31/03     (23.31)    37,586      0.55(2)             1.07(2)              4
      01/31/04      33.68     49,616      0.55(2)             1.19(2)              1
      01/31/05       5.65     46,789      0.55(2)             1.42(2)              4
      01/31/06       9.86     41,634      0.55(2)(4)          1.30(2)(4)           2
      07/31/06++     0.46     36,543      0.55(2)+            1.40(2)+             0

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                      EXPENSES
                                                  ------------------------------------------------
                                                  1/02    1/03    1/04    1/05     1/06      7/06+
                                                  ------------------------------------------------
       Equity Income Class 1....................  1.91%   1.54%   1.77%   1.81%   1.90%(1)   2.02%
       Equity Index Class 1.....................  0.59    0.58    0.62    0.63    0.63       0.66

                                                            NET INVESTMENT INCOME (LOSS)
                                                  ------------------------------------------------
                                                  1/02    1/03    1/04    1/05     1/06      7/06+
                                                  ------------------------------------------------
       Equity Income Class 1....................  0.93%   1.43%   0.93%   0.82%   0.52%(1)   0.71%
       Equity Index Class 1.....................  0.76    1.04    1.12    1.34    1.24       1.28

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                         -------------------------------------
                                                         1/03    1/04    1/05    1/06    7/06+
                                                         -------------------------------------
       Telecom Utility Class 1.........................  0.07%   0.04%   0.01%   0.03%   0.02%
       Telecom Utility Class 2.........................  0.08    0.04    0.01    0.03    0.02
       Telecom Utility Class 3.........................  0.07    0.04    0.01    0.03    0.02

   (4)  Net of custody credits of 0.01%

    See Notes to Financial Statements

---------------------
    284

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      01/31/02     $29.05      $0.15       $ (6.00)        $(5.85)       $(0.19)        $(1.26)        $(1.45)      $21.75
      01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
      01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25
      01/31/06      23.25       0.14          3.11           3.25         (0.14)            --          (0.14)       26.36
      07/31/06++    26.36       0.09         (1.65)         (1.56)           --             --             --        24.80
                                                Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      01/31/03      21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      01/31/04      16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
      01/31/05      22.22       0.07          1.06           1.13         (0.13)            --          (0.13)       23.22
      01/31/06      23.22       0.11          3.10           3.21         (0.10)            --          (0.10)       26.33
      07/31/06++    26.33       0.07         (1.65)         (1.58)           --             --             --        24.75
                                                Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      01/31/04      16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
      01/31/05      22.20       0.04          1.06           1.10         (0.11)            --          (0.11)       23.19
      01/31/06      23.19       0.08          3.10           3.18         (0.08)            --          (0.08)       26.29
      07/31/06++    26.29       0.06         (1.65)         (1.59)           --             --             --        24.70
                                          Federated American Leaders Portfolio Class 1
      01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61
      01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24
      01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06
      01/31/06      16.06       0.25          1.09           1.34         (0.26)            --          (0.26)       17.14
      07/31/06++    17.14       0.12          0.09           0.21            --             --             --        17.35
                                          Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      01/31/03      14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59
      01/31/04      11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22
      01/31/05      15.22       0.21          0.82           1.03         (0.21)            --          (0.21)       16.04
      01/31/06      16.04       0.22          1.09           1.31         (0.24)            --          (0.24)       17.11
      07/31/06++    17.11       0.11          0.08           0.19            --             --             --        17.30
                                          Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03      11.10       0.05          0.44           0.49            --             --             --        11.59
      01/31/04      11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20
      01/31/05      15.20       0.19          0.82           1.01         (0.19)            --          (0.19)       16.02
      01/31/06      16.02       0.20          1.10           1.30         (0.23)            --          (0.23)       17.09
      07/31/06++    17.09       0.10          0.08           0.18            --             --             --        17.27

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      01/31/02     (19.96)%  $1,450,218      0.58%          0.62%          56%
      01/31/03     (21.61)      877,271      0.59(1)        0.79(1)        45
      01/31/04      33.04       981,864      0.64(1)        0.62(1)        56
      01/31/05       5.25       831,173      0.64(1)        0.43(1)        44
      01/31/06      14.05       715,382      0.61(1)        0.58(1)        36
      07/31/06++    (5.92)      588,464      0.62+(1)       0.74+(1)       21
                                 Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      (8.11)       14,959      0.74+          0.44+          56
      01/31/03     (21.75)       35,928      0.74(1)        0.64(1)        45
      01/31/04      32.84        49,786      0.79(1)        0.46(1)        56
      01/31/05       5.12        44,957      0.79(1)        0.28(1)        44
      01/31/06      13.90        42,623      0.76(1)        0.43(1)        36
      07/31/06++    (6.00)       37,039      0.77+(1)       0.59+(1)       21
                                 Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      (0.30)        2,139      0.81+(1)       0.53+(1)       45
      01/31/04      32.76        10,635      0.90(1)        0.31(1)        56
      01/31/05       4.99        18,873      0.89(1)        0.15(1)        44
      01/31/06      13.77        21,564      0.86(1)        0.32(1)        36
      07/31/06++    (6.05)       19,498      0.87+(1)       0.48+(1)       21
                           Federated American Leaders Portfolio Class 1
      01/31/02      (7.53)      270,692      0.76           1.05           33
      01/31/03     (20.76)      191,653      0.76(1)        1.41(1)        32
      01/31/04      33.25       224,293      0.84(1)        1.55(1)        31
      01/31/05       6.95(2)    203,016      0.80(1)        1.47(1)        54
      01/31/06       8.50       176,962      0.76(1)        1.46(1)        55
      07/31/06++     1.23       156,528      0.76+(1)       1.45+(1)       26
                           Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      (4.07)        6,864      0.91+          0.92+          33
      01/31/03     (20.98)       16,432      0.92(1)        1.30(1)        32
      01/31/04      33.13        22,101      0.99(1)        1.40(1)        31
      01/31/05       6.83(2)     23,450      0.95(1)        1.32(1)        54
      01/31/06       8.29        21,346      0.91(1)        1.31(1)        55
      07/31/06++     1.11        19,706      0.91+(1)       1.29+(1)       26
                           Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03       4.41         1,119      0.98+(1)       1.32+(1)       32
      01/31/04      32.92         9,470      1.09(1)        1.19(1)        31
      01/31/05       6.75(2)     33,299      1.06(1)        1.21(1)        54
      01/31/06       8.20        49,769      1.01(1)        1.19(1)        55
      07/31/06++     1.05        55,491      1.01+(1)       1.16+(1)       26

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                     --------------------------------------
                                                                     1/03    1/04    1/05    1/06     7/06+
                                                                     --------------------------------------
       Growth-Income Class 1.......................................  0.01%   0.04%   0.03%    0.01%   0.01%
       Growth-Income Class 2.......................................  0.01    0.04    0.03     0.01    0.01
       Growth-Income Class 3.......................................  0.01    0.04    0.03     0.01    0.01
       Federated American Leaders Class 1..........................  0.01    0.07    0.04     0.05    0.03
       Federated American Leaders Class 2..........................  0.02    0.07    0.04     0.05    0.03
       Federated American Leaders Class 3..........................  0.01    0.07    0.05     0.04    0.03

   (2) The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      01/31/02     $29.37      $0.12        $(4.78)        $(4.66)       $(0.13)        $(4.00)        $(4.13)      $20.58
      01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21
      01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72
      01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94
      01/31/06      25.94       0.28          3.25           3.53         (0.28)            --          (0.28)       29.19
      07/31/06++    29.19       0.15          0.54           0.69            --             --             --        29.88
                                             Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20
      01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69
      01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90
      01/31/06      25.90       0.24          3.25           3.49         (0.24)            --          (0.24)       29.15
      07/31/06++    29.15       0.13          0.53           0.66            --             --             --        29.81
                                             Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03      16.49       0.03          0.67           0.70            --             --             --        17.19
      01/31/04      17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66
      01/31/05      23.66       0.22          2.15           2.37         (0.17)            --          (0.17)       25.86
      01/31/06      25.86       0.20          3.27           3.47         (0.22)            --          (0.22)       29.11
      07/31/06++    29.11       0.11          0.53           0.64            --             --             --        29.75
                                            "Dogs" of Wall Street Portfolio Class 1
      01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99
      01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06
      01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37
      01/31/06      10.37       0.24          0.04           0.28         (0.26)         (0.02)         (0.28)       10.37
      07/31/06++    10.37       0.12          0.36           0.48            --             --             --        10.85
                                            "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98
      01/31/04       7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05
      01/31/05      10.05       0.19          0.35           0.54         (0.23)            --          (0.23)       10.36
      01/31/06      10.36       0.22          0.04           0.26         (0.24)         (0.02)         (0.26)       10.36
      07/31/06++    10.36       0.11          0.36           0.47            --             --             --        10.83
                                            "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       7.90       0.05          0.03           0.08            --             --             --         7.98
      01/31/04       7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04
      01/31/05      10.04       0.18          0.34           0.52         (0.22)            --          (0.22)       10.34
      01/31/06      10.34       0.21          0.05           0.26         (0.23)         (0.02)         (0.25)       10.35
      07/31/06++    10.35       0.10          0.36           0.46            --             --             --        10.81

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      01/31/02     (15.57)%  $2,323,050      0.76%          0.49%          30%
      01/31/03     (15.79)    1,612,985      0.75           0.81           17
      01/31/04      38.95     2,004,101      0.77           1.03           13
      01/31/05      10.35     1,913,355      0.79(1)        1.03(1)         9
      01/31/06      13.71     1,819,150      0.76(1)        1.03(1)        14
      07/31/06++     2.36     1,689,041      0.76+(1)       1.04+(1)        9
                              Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      (5.48)       33,826      0.92+          0.43+          30
      01/31/03     (15.88)       95,566      0.90           0.69           17
      01/31/04      38.68       176,392      0.92           0.84           13
      01/31/05      10.18       214,007      0.94(1)        0.87(1)         9
      01/31/06      13.57       224,338      0.91(1)        0.87(1)        14
      07/31/06++     2.26       215,318      0.91+(1)       0.89+(1)        9
                              Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03       4.24         7,105      0.97+          0.48+          17
      01/31/04      38.54        88,056      1.03           0.61           13
      01/31/05      10.06       232,729      1.04(1)        0.74(1)         9
      01/31/06      13.49       370,408      1.01(1)        0.73(1)        14
      07/31/06++     2.20       463,164      1.01+(1)       0.77+(1)        9
                             "Dogs" of Wall Street Portfolio Class 1
      01/31/02       6.34       112,588      0.71           2.22           35
      01/31/03     (13.07)       99,103      0.69           2.42           67
      01/31/04      29.27       105,109      0.71           2.67           56
      01/31/05       5.67        92,258      0.71           2.05           30
      01/31/06       2.91        68,668      0.70(1)        2.26(1)        26
      07/31/06++     4.63        64,530      0.71+(1)       2.24+(1)       22
                             "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       4.79         3,049      0.86+          1.78+          35
      01/31/03     (13.26)       10,735      0.84           2.29           67
      01/31/04      29.12        20,038      0.86           2.46           56
      01/31/05       5.54        22,040      0.86           1.91           30
      01/31/06       2.75        19,414      0.85(1)        2.10(1)        26
      07/31/06++     4.54        18,720      0.86+(1)       2.08+(1)       22
                             "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       1.01           569      0.92+          1.91+          67
      01/31/04      28.95         6,743      0.96           2.21           56
      01/31/05       5.34        12,628      0.96           1.81           30
      01/31/06       2.75        12,873      0.95(1)        2.01(1)        26
      07/31/06++     4.44        15,624      0.96+(1)       1.95+(1)       22

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                   ------------------
                                                   1/05   1/06   7/06+
                                                   ------------------
       Davis Venture Value Class 1...............  0.00%  0.01%  0.00%
       Davis Venture Value Class 2...............  0.00   0.01   0.00
       Davis Venture Value Class 3...............  0.01   0.00   0.00
       "Dogs" of Wall Street Class 1.............   --    0.00   0.00
       "Dogs" of Wall Street Class 2.............   --    0.00   0.00
       "Dogs" of Wall Street Class 3.............   --    0.00   0.00

---------------------
    286

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      01/31/02     $28.20     $ 0.04        $(6.61)        $(6.57)       $   --         $(2.22)        $(2.22)      $19.41
      01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
      01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08
      01/31/06      18.08       0.02          5.07           5.09         (0.08)            --          (0.08)       23.09
      07/31/06++    23.09       0.01         (3.26)         (3.25)           --             --             --        19.84
                                               Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
      01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06
      01/31/06      18.06      (0.01)         5.06           5.05         (0.05)            --          (0.05)       23.06
      07/31/06++    23.06      (0.01)        (3.25)         (3.26)           --             --             --        19.80
                                               Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
      01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03
      01/31/06      18.03      (0.03)         5.07           5.04         (0.04)            --          (0.04)       23.03
      07/31/06++    23.03      (0.02)        (3.25)         (3.27)           --             --             --        19.76
                                            Goldman Sachs Research Portfolio Class 1
      01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64
      01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32
      01/31/06       7.32       0.02          0.65           0.67         (0.04)            --          (0.04)        7.95
      07/31/06++     7.95       0.01          0.11           0.12            --             --             --         8.07
                                            Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      01/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      01/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
      01/31/05       6.61       0.02          0.65           0.67            --             --             --         7.28
      01/31/06       7.28       0.01          0.64           0.65         (0.03)            --          (0.03)        7.90
      07/31/06++     7.90         --          0.12           0.12            --             --             --         8.02
                                            Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      01/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61
      01/31/05       6.61       0.01          0.65           0.66            --             --             --         7.27
      01/31/06       7.27       0.00          0.63           0.63         (0.02)            --          (0.02)        7.88
      07/31/06++     7.88         --          0.12           0.12            --             --             --         8.00

      ----------  ---------------------------------------------------------------------
                                 NET        RATIO OF       RATIO OF NET
                                ASSETS     EXPENSES TO      INVESTMENT
                                END OF       AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED     RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ----------  ---------------------------------------------------------------------
                                    Alliance Growth Portfolio Class 1
      01/31/02     (23.05)%   $1,928,115      0.65%            0.17%              86%
      01/31/03     (30.08)     1,007,655      0.65(1)          0.19(1)            51
      01/31/04      32.17      1,105,466      0.68(1)          0.27(1)            63
      01/31/05       1.68        873,722      0.70(1)          0.31(1)            82
      01/31/06      28.23        878,869      0.66(1)          0.10(1)            66
      07/31/06++   (14.08)       658,033      0.66+(1)         0.08+(1)           38
                                    Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (4.67)        20,918      0.81+           (0.10)+             86
      01/31/03     (30.17)        42,038      0.80(1)          0.07(1)            51
      01/31/04      31.94         67,731      0.83(1)          0.10(1)            63
      01/31/05       1.54         70,604      0.85(1)          0.17(1)            82
      01/31/06      28.03         82,966      0.81(1)         (0.06)(1)           66
      07/31/06++   (14.14)        65,679      0.81+(1)   (0.07)+(1)               38
                                    Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (4.66)         2,490      0.88+(1)         0.19+(1)           51
      01/31/04      31.85         27,900      0.94(1)         (0.07)(1)           63
      01/31/05       1.40         71,682      0.95(1)          0.12(1)            82
      01/31/06      27.96        123,871      0.91(1)         (0.17)(1)           66
      07/31/06++   (14.20)       141,212      0.91+(1)        (0.16)+(1)          38
                                Goldman Sachs Research Portfolio Class 1
      01/31/02     (31.55)        28,382      1.35(2)         (0.49)(2)          144
      01/31/03     (24.59)        23,828      1.35(2)         (0.21)(2)          198
      01/31/04      29.69         24,076      1.35(2)         (0.03)(2)           52
      01/31/05      10.24         21,290      1.35(1)(2)       0.39(1)(2)         50
      01/31/06       9.15         18,639      1.32(1)(2)       0.31(1)(2)         58
      07/31/06++     1.51         16,829      1.30+(1)(2)       0.14+(1)(2)       44
                                Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02     (16.40)         2,049      1.50+(2)        (0.75)+(2)         144
      01/31/03     (24.63)         4,085      1.50(2)         (0.37)(2)          198
      01/31/04      29.35          6,360      1.50(2)         (0.19)(2)           52
      01/31/05      10.14          6,649      1.50(1)(2)       0.25(1)(2)         50
      01/31/06       8.90          6,043      1.47(1)(2)       0.16(1)(2)         58
      07/31/06++     1.52          5,785      1.45+(1)(2)      (0.01)+(1)(2)      44
                                Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03       4.29            119      1.60+(2)        (0.56)+(2)         198
      01/31/04      29.35            418      1.60(2)         (0.30)(2)           52
      01/31/05       9.98          1,129      1.60(1)(2)       0.17(1)(2)         50
      01/31/06       8.67          1,912      1.57(1)(2)       0.03(1)(2)         58
      07/31/06++     1.52          2,580      1.55+(1)(2)      (0.14)+(1)(2)      44

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                        -------------------------------------
                                                        1/03    1/04    1/05    1/06    7/06+
                                                        -------------------------------------
       Alliance Growth Class 1........................  0.00%   0.02%   0.03%   0.02%    0.01%
       Alliance Growth Class 2........................  0.01    0.02    0.03    0.02     0.01
       Alliance Growth Class 3........................  0.02    0.02    0.03    0.02     0.01
       Goldman Sachs Research Class 1.................   --      --     0.01    0.01     0.02
       Goldman Sachs Research Class 2.................   --      --     0.01    0.01     0.02
       Goldman Sachs Research Class 3.................   --      --     0.01    0.01     0.02

   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                EXPENSES
                                           --------------------------------------------------
                                           1/02    1/03     1/04    1/05     1/06       7/06+
                                           --------------------------------------------------
       Goldman Sachs Research Class 1....  1.49%    1.44%   1.53%    1.52%   1.20%(1)   1.11%(1)
       Goldman Sachs Research Class 2....  1.70+    1.58    1.68     1.67    1.35(1)    1.26(1)
       Goldman Sachs Research Class 3....   --      1.60+   1.77     1.77    1.43(1)    1.35(1)

                                                       NET INVESTMENT INCOME (LOSS)
                                           ----------------------------------------------------
                                           1/02     1/03     1/04     1/05     1/06       7/06+
                                           ----------------------------------------------------
       Goldman Sachs Research Class 1....  (0.63)%  (0.30)%  (0.21)%   0.22%    0.43%(1)   0.33%(1)
       Goldman Sachs Research Class 2....  (0.94)+  (0.44)   (0.37)    0.09     0.28(1)    0.18(1)
       Goldman Sachs Research Class 3....     --    (0.56)+  (0.47)    0.02     0.17(1)    0.06(1)

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/02     $13.77     $ 0.08        $(2.45)        $(2.37)       $(0.07)        $(0.54)        $(0.61)      $10.79
      01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
      01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45
      01/31/06      11.45       0.08          1.32           1.40         (0.10)            --          (0.10)       12.75
      07/31/06++    12.75       0.09         (0.19)         (0.10)           --             --             --        12.65
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
      01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44
      01/31/06      11.44       0.06          1.33           1.39         (0.08)            --          (0.08)       12.75
      07/31/06++    12.75       0.08         (0.19)         (0.11)           --             --             --        12.64
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
      01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43
      01/31/06      11.43       0.05          1.32           1.37         (0.07)            --          (0.07)       12.73
      07/31/06++    12.73       0.07         (0.18)         (0.11)           --             --             --        12.62
                                            Putnam Growth: Voyager Portfolio Class 1
      01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
      01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12
      01/31/06      14.12       0.00          1.60           1.60         (0.09)            --          (0.09)       15.63
      07/31/06++    15.63         --         (1.21)         (1.21)           --             --             --        14.42
                                            Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23
      01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10
      01/31/06      14.10      (0.02)         1.60           1.58         (0.07)            --          (0.07)       15.61
      07/31/06++    15.61      (0.01)        (1.21)         (1.22)           --             --             --        14.39
                                            Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22
      01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06
      01/31/06      14.06      (0.04)         1.61           1.57         (0.06)            --          (0.06)       15.57
      07/31/06++    15.57      (0.02)        (1.20)         (1.22)           --             --             --        14.35

      ----------  --------------------------------------------------------------------
                               NET       RATIO OF         RATIO OF NET
                              ASSETS    EXPENSES TO        INVESTMENT
                              END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ----------  --------------------------------------------------------------------
                          MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/02     (17.15)%  $323,404      0.78%              0.66%              82%
      01/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      01/31/04      27.73     237,182      0.82(1)            0.81(1)            93
      01/31/05       9.14     211,786      0.80(1)            0.74(1)            78
      01/31/06      12.28     191,335      0.78(1)            0.65(1)            45
      07/31/06++    (0.78)    166,647      0.78+(1)           1.38+(1)           16
                          MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      (5.67)      5,674      0.93+              0.37+              82
      01/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      01/31/04      27.56      29,479      0.97(1)            0.65(1)            93
      01/31/05       8.90      31,442      0.95(1)            0.58(1)            78
      01/31/06      12.22      30,111      0.93(1)            0.49(1)            45
      07/31/06++    (0.86)     27,588      0.93+(1)           1.23+(1)           16
                          MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      01/31/04      27.40      16,650      1.08(1)            0.50(1)            93
      01/31/05       8.82      35,551      1.06(1)            0.45(1)            78
      01/31/06      12.04      49,378      1.03(1)            0.37(1)            45
      07/31/06++    (0.86)     52,735      1.03+(1)           1.11+(1)           16
                                Putnam Growth: Voyager Portfolio Class 1
      01/31/02     (25.71)    486,747      0.82               0.11               94
      01/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      01/31/04      29.51     288,148      0.93(1)            0.08(1)            56
      01/31/05      (0.78)    232,556      0.93(1)            0.48(1)            71
      01/31/06      11.40     201,063      0.92(1)(2)        (0.04)(1)(2)       116
      07/31/06++    (7.74)    161,392      0.83+(1)(2)       (0.03)+(1)(2)       38
                                Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02     (11.09)      3,960      0.99+             (0.05)+             94
      01/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      01/31/04      29.27      11,344      1.08(1)           (0.08)(1)           56
      01/31/05      (0.91)      9,324      1.08(1)            0.33(1)            71
      01/31/06      11.25       9,244      1.07(1)(2)        (0.20)(1)(2)       116
      07/31/06++    (7.82)      7,807      0.98+(1)(2)       (0.19)+(1)(2)       38
                                Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      01/31/04      29.14       2,260      1.18(1)           (0.22)(1)           56
      01/31/05      (1.13)      3,343      1.18(1)            0.32(1)            71
      01/31/06      11.18       5,445      1.17(1)(2)        (0.32)(1)(2)       116
      07/31/06++    (7.84)      4,266      1.08+(1)(2)       (0.29)+(1)(2)       38

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               ---------------------------------------
                                                               1/03    1/04    1/05     1/06     7/06+
                                                               ---------------------------------------
       MFS Massachusetts Investors Trust Class 1.............  0.02%   0.05%   0.02%    0.01%     0.01%
       MFS Massachusetts Investors Trust Class 2.............  0.02    0.05    0.02     0.01      0.01
       MFS Massachusetts Investors Trust Class 3.............  0.02    0.05    0.02     0.01      0.01
       Putnam Growth: Voyager Class 1........................  0.01    0.04    0.02     0.04      0.02
       Putnam Growth: Voyager Class 2........................  0.02    0.04    0.02     0.04      0.02
       Putnam Growth: Voyager Class 3........................  0.02    0.04    0.02     0.03      0.02

   (2) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                                NET INVESTMENT
                                                          EXPENSES              INCOME (LOSS)
                                                      ------------------------------------------
                                                      1/06        7/06+       1/06        7/06+
                                                      ------------------------------------------
       Putnam Growth: Voyager Portfolio Class 1.....   0.95%(1)    0.93%(1)   (0.01)%(1)   (0.13)%(1)
       Putnam Growth: Voyager Portfolio Class 2.....   1.10(1)     1.08(1)    (0.17)(1)    (0.29)(1)
       Putnam Growth: Voyager Portfolio Class 3.....   1.21(1)     1.18(1)    (0.29)(1)    (0.39)(1)

    See Notes to Financial Statements
---------------------
    288

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Blue Chip Growth Portfolio Class 1
      01/31/02     $ 8.79     $ 0.03        $(2.20)        $(2.17)       $   --         $   --         $   --       $ 6.62
      01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76
      01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18
      01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21
      01/31/06       6.21       0.01          0.48           0.49         (0.04)            --          (0.04)        6.66
      07/31/06++     6.66       0.01         (0.36)         (0.35)           --             --             --         6.31
                                               Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62
      01/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76
      01/31/04       4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17
      01/31/05       6.17       0.03          0.00           0.03         (0.00)            --          (0.00)        6.20
      01/31/06       6.20       0.00          0.49           0.49         (0.03)            --          (0.03)        6.66
      07/31/06++     6.66       0.01         (0.37)         (0.36)           --             --             --         6.30
                                               Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76
      01/31/04       4.76       0.00          1.41           1.41            --             --             --         6.17
      01/31/05       6.17       0.02            --           0.02            --             --             --         6.19
      01/31/06       6.19       0.00          0.48           0.48         (0.02)            --          (0.02)        6.65
      07/31/06++     6.65       0.00         (0.36)         (0.36)           --             --             --         6.29
                                                 Real Estate Portfolio Class 1
      01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80
      01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89
      01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62
      01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19
      01/31/06      18.19       0.34          5.00           5.34         (0.42)         (1.55)         (1.97)       21.56
      07/31/06++    21.56       0.31          1.64           1.95            --             --             --        23.51
                                                 Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79
      01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87
      01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59
      01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15
      01/31/06      18.15       0.31          4.98           5.29         (0.39)         (1.55)         (1.94)       21.50
      07/31/06++    21.50       0.29          1.64           1.93            --             --             --        23.43
                                                 Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87
      01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57
      01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12
      01/31/06      18.12       0.28          5.01           5.29         (0.37)         (1.55)         (1.92)       21.47
      07/31/06++    21.47       0.27          1.64           1.91            --             --             --        23.38
                                             Small Company Value Portfolio Class 1
      01/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77
      01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60
      01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15
      01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94
      01/31/06      14.94       0.00          3.21           3.21         (0.11)         (0.94)         (1.05)       17.10
      07/31/06++    17.10         --         (0.13)         (0.13)           --             --             --        16.97
                                             Small Company Value Portfolio Class 3
      09/13/05@-
      01/31/06      16.88      (0.08)         1.35           1.27         (0.11)         (0.94)         (1.05)       17.10
      07/31/06++    17.10       0.01         (0.16)         (0.15)           --             --             --        16.95

      ----------  ----------------------------------------------------------------
                               NET       RATIO OF       RATIO OF NET
                              ASSETS    EXPENSES TO      INVESTMENT
                              END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS           ASSETS        TURNOVER
      ----------  ----------------------------------------------------------------
                                 Blue Chip Growth Portfolio Class 1
      01/31/02     (24.64)%  $ 29,342      0.85%(2)         0.36%(2)        125%
      01/31/03     (27.85)     20,303   0.85(2)             0.20(2)         103
      01/31/04      30.04      33,277      0.85(2)          0.19(2)         124
      01/31/05       0.65      29,798      0.85(2)(3)       0.55(2)(3)      158
      01/31/06       7.89      29,581      0.85(2)(3)       0.18(2)(3)      109
      07/31/06++    (5.26)     21,806      0.85+(2)(3)       0.38+(2)(3)     98
                                 Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (9.41)      2,624      1.00+(2)        (0.01)+(2)       125
      01/31/03     (27.93)      7,681   1.00(2)             0.08(2)         103
      01/31/04      29.66      13,868      1.00(2)          0.04(2)         124
      01/31/05       0.52      13,882      1.00(2)(3)       0.42(2)(3)      158
      01/31/06       7.91      12,399      1.00(2)(3)       0.03(2)(3)      109
      07/31/06++    (5.41)     10,668      1.00+(2)(3)       0.22+(2)(3)     98
                                 Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       0.00         405      1.11+(2)        (0.05)+(1)(2)    103
      01/31/04      29.62       4,677      1.10(2)         (0.07)(2)        124
      01/31/05       0.32       8,058      1.10(2)(3)       0.38(2)(3)      158
      01/31/06       7.82      10,795      1.10(2)(3)      (0.08)(2)(3)     109
      07/31/06++    (5.41)     10,660      1.10+(2)(3)       0.11+(2)(3)     98
                                   Real Estate Portfolio Class 1
      01/31/02       7.12      85,794      0.92             5.32             62
      01/31/03       3.41      95,829      0.89             4.89             52
      01/31/04      47.02     139,355      0.88             3.76             18
      01/31/05      19.58     154,304      0.86(3)          2.38(3)          33
      01/31/06      31.37     165,987      0.85(3)          1.69(3)          23
      07/31/06++     9.04(4)  168,088      0.83+            2.78+            18
                                   Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02       0.78       1,726      1.07+            6.30+            62
      01/31/03       3.24      10,974      1.03             5.10             52
      01/31/04      46.84      23,007      1.03             3.48             18
      01/31/05      19.42      29,362      1.01(3)          2.23(3)          33
      01/31/06      31.15      32,483      1.00(3)          1.54(3)          23
      07/31/06++     8.98(4)   34,348      0.98+            2.62+            18
                                   Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      (0.55)        829      1.12+            5.61+            52
      01/31/04      46.62      12,542      1.13             2.33             18
      01/31/05      19.30      29,641      1.12(3)          2.11(3)          33
      01/31/06      31.08      53,320      1.10(3)          1.43(3)          23
      07/31/06++     8.90(4)   74,054      1.08+            2.50+            18
                               Small Company Value Portfolio Class 1
      01/31/02       6.29       6,056      1.40(1)(2)      (0.37)(1)(2)      54
      01/31/03     (14.54)      5,782      1.49(2)         (0.41)(2)        124
      01/31/04      41.28       8,562      1.60(2)         (0.31)(2)         22
      01/31/05      22.96      10,462      1.60(2)          0.66(2)          22
      01/31/06      22.64      10,218      1.60(2)          0.01(2)          16
      07/31/06++    (0.76)      9,652      1.60+(2)        (0.09)+(2)         8
                               Small Company Value Portfolio Class 3
      09/13/05@-
      01/31/06       8.55         110      1.85+(2)        (0.54)+(2)        16
      07/31/06++    (0.88)      6,066      1.85+(2)        (0.19)+(2)         8

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits (0.01%).
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                     EXPENSES
                                              -------------------------------------------------------
                                              1/02      1/03      1/04      1/05      1/06      7/06+
                                              -------------------------------------------------------
       Blue Chip Growth Class 1.............  1.16%     0.94%     0.94%     0.92%     0.94%(3)  0.82%(3)
       Blue Chip Growth Class 2.............  1.25+     1.06      1.09      1.07      1.09(3)   0.97(3)
       Blue Chip Growth Class 3.............   --       1.11+     1.18      1.17      1.19(3)   1.06(3)
       Small Company Value Class 1..........  2.08      2.08(3)   2.27      2.00      1.82      1.59
       Small Company Value Class 3..........   --        --        --        --       2.03      1.76

                                                              NET INVESTMENT INCOME (LOSS)
                                              ------------------------------------------------------------
                                              1/02        1/03       1/04       1/05      1/06       7/06+
                                              ------------------------------------------------------------
       Blue Chip Growth Class 1.............   0.05%       0.11%      0.10%     0.49%      0.27%(3)   0.41%(3)
       Blue Chip Growth Class 2.............  (0.26)+      0.02      (0.05)     0.36       0.12(3)    0.25(3)
       Blue Chip Growth Class 3.............     --       (0.05)+    (0.15)     0.31       0.01(3)    0.15(3)
       Small Company Value Class 1..........  (1.93)(3)   (0.99)     (0.98)     0.26      (0.21)     (0.09)
       Small Company Value Class 3..........     --          --         --       --       (0.72)     (0.09)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ----    ----
                                                                1/05    1/06    7/06+
                                                                ----    ----    -----
       Blue Chip Growth Class 1...............................  0.00%   0.05%   0.01%
       Blue Chip Growth Class 2...............................  0.00    0.05    0.01
       Blue Chip Growth Class 3...............................  0.00    0.05    0.01
       Real Estate Class 1....................................  0.00    0.00      --
       Real Estate Class 2....................................  0.00    0.00      --
       Real Estate Class 3....................................  0.00    0.00      --

   (4) The Portfolios performance figure has increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -----------------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
      -----------------------------------------------------------------------------------------------------------------------------
                                                  MFS Mid-Cap Growth Portfolio Class 1
      01/31/02     $18.99     $(0.03)       $(6.58)        $(6.61)      $   --      $   --       $(2.38)        $(2.38)      $10.00
      01/31/03      10.00      (0.03)        (4.16)         (4.19)          --          --           --             --         5.81
      01/31/04       5.81      (0.03)         2.56           2.53           --          --           --             --         8.34
      01/31/05       8.34      (0.04)         0.45           0.41           --          --           --             --         8.75
      01/31/06       8.75      (0.03)         1.11           1.08           --          --           --             --         9.83
      07/31/06++     9.83      (0.01)        (0.98)         (0.99)          --          --           --             --         8.84
                                                  MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02      15.37      (0.04)        (2.96)         (3.00)          --          --        (2.38)         (2.38)        9.99
      01/31/03       9.99      (0.03)        (4.16)         (4.19)          --          --           --             --         5.80
      01/31/04       5.80      (0.04)         2.54           2.50           --          --           --             --         8.30
      01/31/05       8.30      (0.06)         0.47           0.41           --          --           --             --         8.71
      01/31/06       8.71      (0.04)         1.09           1.05           --          --           --             --         9.76
      07/31/06++     9.76      (0.02)        (0.97)         (0.99)          --          --           --             --         8.77
                                                  MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.47      (0.01)         0.33           0.32           --          --           --             --         5.79
      01/31/04       5.79      (0.05)         2.55           2.50           --          --           --             --         8.29
      01/31/05       8.29      (0.07)         0.46           0.39           --          --           --             --         8.68
      01/31/06       8.68      (0.05)         1.10           1.05           --          --           --             --         9.73
      07/31/06++     9.73      (0.02)        (0.97)         (0.99)          --          --           --             --         8.74
                                                   Aggressive Growth Portfolio Class 1
      01/31/02      17.72       0.03         (5.77)         (5.74)       (0.05)         --        (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.02)        (2.13)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
      01/31/04       6.67      (0.03)         2.22           2.19           --          --           --             --         8.86
      01/31/05       8.86      (0.02)         1.26           1.24           --          --           --             --        10.10
      01/31/06      10.10       0.01          1.50           1.51           --          --           --             --        11.61
      07/31/06++    11.61       0.02         (0.81)         (0.79)          --          --           --             --        10.82
                                                   Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02      14.39      (0.02)        (2.39)         (2.41)       (0.05)         --        (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.03)        (2.12)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
      01/31/04       6.67      (0.04)         2.22           2.18           --          --           --             --         8.85
      01/31/05       8.85      (0.04)         1.26           1.22           --          --           --             --        10.07
      01/31/06      10.07       0.00          1.49           1.49           --          --           --             --        11.56
      07/31/06++    11.56       0.01         (0.81)         (0.80)          --          --           --             --        10.76
                                                   Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03       6.79      (0.01)        (0.11)         (0.12)          --          --           --             --         6.67
      01/31/04       6.67      (0.05)         2.22           2.17           --          --           --             --         8.84
      01/31/05       8.84      (0.05)         1.25           1.20           --          --           --             --        10.04
      01/31/06      10.04      (0.01)         1.49           1.48           --          --           --             --        11.52
      07/31/06++    11.52         --         (0.80)         (0.80)          --          --           --             --        10.72

      ----------  -------------------------------------------------------------------
                               NET       RATIO OF        RATIO OF NET
                              ASSETS    EXPENSES TO       INVESTMENT
                              END OF      AVERAGE        INCOME (LOSS)
        PERIOD     TOTAL      PERIOD        NET           TO AVERAGE        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS          NET ASSETS        TURNOVER
      ----------  -------------------------------------------------------------------
                                 MFS Mid-Cap Growth Portfolio Class 1
      01/31/02     (34.93)%  $280,024       0.82%(1)         (0.25)%(1)         96%
      01/31/03     (41.90)    123,948       0.84(2)          (0.48)(2)         164
      01/31/04      43.55     199,807       0.87(2)          (0.47)(2)          92
      01/31/05       4.92     164,512       0.84(2)          (0.57)(2)          79
      01/31/06      12.34     144,202       0.82(2)          (0.33)(2)          83
      07/31/06++   (10.07)    116,500       0.82+(2)         (0.25)+(2)         84
                                 MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (19.67)     11,418       0.98+(1)         (0.61)+(1)         96
      01/31/03     (41.94)     25,369       1.00(2)          (0.55)(2)         164
      01/31/04      43.10      53,167       1.02(2)          (0.63)(2)          92
      01/31/05       4.94      54,901       0.99(2)          (0.72)(2)          79
      01/31/06      12.06      52,229       0.97(2)          (0.48)(2)          83
      07/31/06++   (10.14)     43,801       0.97+(2)         (0.40)+(2)         84
                                 MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.85       2,406       1.04+(2)         (0.35)+(2)        164
      01/31/04      43.18      32,377       1.12(2)          (0.77)(2)          92
      01/31/05       4.70      55,283       1.09(2)          (0.82)(2)          79
      01/31/06      12.10      75,391       1.07(2)          (0.58)(2)          83
      07/31/06++   (10.17)     74,072       1.07+(2)         (0.50)+(2)         84
                                  Aggressive Growth Portfolio Class 1
      01/31/02     (31.71)    293,084       0.75              0.21             229
      01/31/03     (24.28)    156,449       0.77             (0.24)            150
      01/31/04      32.83     198,390       0.79             (0.39)            103
      01/31/05      14.00     189,042       0.80(2)          (0.26)(2)          89
      01/31/06      14.95     174,880       0.79(2)           0.05(2)          121
      07/31/06++    (6.80)    138,243       0.81+(2)          0.30+(2)         127
                                  Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (15.94)      2,905       0.92+            (0.32)+           229
      01/31/03     (24.37)      6,878       0.92             (0.38)            150
      01/31/04      32.68      13,218       0.94             (0.55)            103
      01/31/05      13.79      13,703       0.95(2)          (0.41)(2)          89
      01/31/06      14.80      15,101       0.94(2)          (0.09)(2)         121
      07/31/06++    (6.92)     12,573       0.96+(2)          0.15+(2)         127
                                  Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (1.77)        301       0.99+            (0.46)+           150
      01/31/04      32.53       3,219       1.05             (0.68)            103
      01/31/05      13.57       7,552       1.05(2)          (0.51)(2)          89
      01/31/06      14.74      12,071       1.04(2)          (0.17)(2)         121
      07/31/06++    (6.94)     12,610       1.06+(2)          0.03+(2)         127

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                    NET INVESTMENT
                                                      EXPENSES      INCOME (LOSS)
                                                      --------      --------------
                                                        1/02             1/02
                                                      --------      --------------
       MFS Mid-Cap Growth Class 1...................    0.82%           (0.25)%
       MFS Mid-Cap Growth Class 2...................    0.95+           (0.61)+
       MFS Mid-Cap Growth Class 3...................      --               --

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                --------------------------------------
                                                                1/03    1/04    1/05    1/06     7/06+
                                                                --------------------------------------
       MFS Mid-Cap Growth Class 1.............................  0.02%   0.05%   0.02%   0.03%    0.02%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.05    0.02    0.03     0.02
       MFS Mid-Cap Growth Class 3.............................  0.02    0.05    0.02    0.03     0.02
       Aggressive Growth Class 1..............................   --      --     0.00    0.05     0.04
       Aggressive Growth Class 2..............................   --      --     0.00    0.05     0.04
       Aggressive Growth Class 3..............................   --      --     0.00    0.05     0.04

    See Notes to Financial Statements
---------------------
    290

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      01/31/02      $8.93     $(0.02)       $(3.06)        $(3.08)       $   --         $   --         $   --       $5.85
      01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --        3.50
      01/31/04       3.50      (0.02)         1.47           1.45            --             --             --        4.95
      01/31/05       4.95      (0.02)         0.06           0.04            --             --             --        4.99
      01/31/06       4.99      (0.02)         1.07           1.05            --             --             --        6.04
      07/31/06++     6.04      (0.02)        (0.33)         (0.35)           --             --             --        5.69
                                             Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02       6.32      (0.02)        (0.46)         (0.48)           --             --             --        5.84
      01/31/03       5.84      (0.03)        (2.32)         (2.35)           --             --             --        3.49
      01/31/04       3.49      (0.03)         1.47           1.44            --             --             --        4.93
      01/31/05       4.93      (0.03)         0.06           0.03            --             --             --        4.96
      01/31/06       4.96      (0.03)         1.06           1.03            --             --             --        5.99
      07/31/06++     5.99      (0.03)        (0.32)         (0.35)           --             --             --        5.64
                                             Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       3.33      (0.03)         0.19           0.16            --             --             --        3.49
      01/31/04       3.49      (0.03)         1.46           1.43            --             --             --        4.92
      01/31/05       4.92      (0.03)         0.06           0.03            --             --             --        4.95
      01/31/06       4.95      (0.04)         1.06           1.02            --             --             --        5.97
      07/31/06++     5.97      (0.05)        (0.30)         (0.35)           --             --             --        5.62

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      01/31/02     (34.48)%  $33,797       1.00%(1)         (0.26)%(1)          339%
      01/31/03     (40.17)    12,307       1.00(1)          (0.62)(1)           243
      01/31/04      41.43     31,640       1.00(1)          (0.45)(1)           178
      01/31/05       0.81(3)  19,474       1.00(1)(2)       (0.44)(1)(2)        171
      01/31/06      21.04     18,641       1.00(1)(2)       (0.49)(1)(2)        228
      07/31/06++    (5.79)    22,514       1.00+(1)         (0.59)+(1)          177
                                Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02      (7.58)     1,463       1.15+(1)         (0.50)+(1)          329
      01/31/03     (40.24)     3,260       1.15(1)          (0.77)(1)           243
      01/31/04      41.26      7,802       1.15(1)          (0.60)(1)           178
      01/31/05       0.61(3)   6,498       1.15(1)(2)       (0.60)(1)(2)        171
      01/31/06      20.77      7,317       1.15(1)(2)       (0.64)(1)(2)        228
      07/31/06++    (5.84)     8,713       1.15+(1)         (0.74)+(1)          177
                                Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       4.80        305       1.24+(1)         (0.80)+(1)          243
      01/31/04      40.97      2,424       1.25(1)          (0.69)(1)           178
      01/31/05       0.61(3)   3,681       1.25(1)(2)       (0.72)(1)(2)        171
      01/31/06      20.61      5,482       1.25(1)(2)       (0.74)(1)(2)        228
      07/31/06++    (5.86)    16,352       1.25+(1)         (0.86)+(1)          177

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES
                                      --------------------------------------------------------
                                      1/02      1/03      1/04      1/05      1/06       7/06+
                                      --------------------------------------------------------
       Growth Opportunities Class
        1...........................  1.19%     1.07%     1.05%     1.05%     1.02%(2)   0.95%
       Growth Opportunities Class
        2...........................  1.31+     1.21      1.20      1.21      1.17(2)    1.11
       Growth Opportunities Class
        3...........................   --       1.24+     1.28      1.32      1.27(2)    1.21

                                                      NET INVESTMENT INCOME (LOSS)
                                      ------------------------------------------------------------
                                      1/02       1/03       1/04       1/05       1/06       7/06+
                                      ------------------------------------------------------------
       Growth Opportunities Class
        1...........................  (0.44)%    (0.69)%    (0.50)%    (0.49)%    (0.51)%(2) (0.54)%
       Growth Opportunities Class
        2...........................  (0.66)+    (0.83)     (0.65)     (0.66)     (0.66)(2)  (0.70)
       Growth Opportunities Class
        3...........................     --      (0.80)+    (0.72)     (0.79)     (0.76)(2)  (0.82)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               -------------
                                                               1/05     1/06
       Growth Opportunities Class 1..........................  0.00%    0.03%
       Growth Opportunities Class 2..........................  0.00     0.03
       Growth Opportunities Class 3..........................  0.01     0.03

   (3) The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Marsico Growth Portfolio Class 1
      01/31/02     $10.54     $ 0.01        $(1.74)        $(1.73)       $   --         $(0.02)        $(0.02)      $ 8.79
      01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96
      01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65
      01/31/06      10.65       0.00          2.02           2.02            --             --             --        12.67
      07/31/06++    12.67       0.01         (0.91)         (0.90)           --             --             --        11.77
                                                Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02       8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      01/31/03       8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      01/31/04       7.50      (0.03)         2.46           2.43            --             --             --         9.93
      01/31/05       9.93      (0.02)         0.70           0.68            --             --             --        10.61
      01/31/06      10.61      (0.01)         2.00           1.99            --             --             --        12.60
      07/31/06++    12.60         --         (0.91)         (0.91)           --             --             --        11.69
                                                Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03       7.94         --         (0.45)         (0.45)           --             --             --         7.49
      01/31/04       7.49      (0.04)         2.47           2.43            --             --             --         9.92
      01/31/05       9.92      (0.03)         0.69           0.66            --             --             --        10.58
      01/31/06      10.58      (0.03)         2.01           1.98            --             --             --        12.56
      07/31/06++    12.56      (0.01)        (0.90)         (0.91)           --             --             --        11.65

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                   Marsico Growth Portfolio Class 1
      01/31/02     (16.35)%  $14,810       1.00%(1)(2)       0.12%(1)(2)       128
      01/31/03     (14.55)    43,872       1.00(2)          (0.15)(2)          124
      01/31/04      32.62     81,784       1.00(2)          (0.22)(2)           86
      01/31/05       6.93     69,151       0.97(2)(3)       (0.10)(2)(3)       101
      01/31/06      18.97     77,099       0.94(3)           0.01(3)            71
      07/31/06++    (7.10)    68,754       0.93+(3)          0.09+(3)           28
                                   Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (0.97)     4,019       1.15+(1)(2)      (0.37)+(1)(2)      128
      01/31/03     (14.68)    17,930       1.15(2)          (0.31)(2)          124
      01/31/04      32.40     41,204       1.15(2)          (0.36)(2)           86
      01/31/05       6.85     44,110       1.12(2)(3)       (0.25)(2)(3)       101
      01/31/06      18.76     47,614       1.09(3)          (0.14)(3)           71
      07/31/06++    (7.22)    41,814       1.08+(3)         (0.06)+(3)          28
                                   Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (5.67)     1,218       1.18+(2)         (0.12)+(2)         124
      01/31/04      32.44     14,130       1.25(2)          (0.43)(2)           86
      01/31/05       6.65     23,788       1.22(2)(3)       (0.36)(2)(3)       101
      01/31/06      18.71     33,218       1.19(3)          (0.26)(3)           71
      07/31/06++    (7.25)    33,570       1.18+(3)         (0.16)+(3)          28

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%).
   (2) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                               EXPENSES                        NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------      ---------------------------------------
                                                  1/02      1/03      1/04      1/05      1/02        1/03       1/04       1/05
                                                  ----------------------------------      ---------------------------------------
       Marsico Growth Class 1...................  1.86%(4)  1.04%     0.97%     0.95%     (0.73)%(4)  (0.19)%    (0.19)%    (0.08)%
       Marsico Growth Class 2...................  1.73+(4)  1.18      1.12      1.10      (0.96)+(4)  (0.34)     (0.33)     (0.23)
       Marsico Growth Class 3...................   --       1.27+     1.21      1.20         --       (0.07)+    (0.39)     (0.34)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ----------------------
                                                                1/05     1/06    7/06+
       Marsico Growth Class 1.................................  0.01%    0.02%   0.02%
       Marsico Growth Class 2.................................  0.01     0.02    0.02
       Marsico Growth Class 3.................................  0.01     0.02    0.02

    See Notes to Financial Statements

---------------------
    292

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      01/31/02     $ 7.16     $(0.05)       $(3.69)        $(3.74)       $   --         $   --         $   --       $ 3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46
      01/31/06       2.46      (0.02)         0.36           0.34            --             --             --         2.80
      07/31/06++     2.80      (0.01)        (0.42)         (0.43)           --             --             --         2.37
                                                  Technology Portfolio Class 2
      07/09/01@-
      01/31/02       4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45
      01/31/06       2.45      (0.02)         0.35           0.33            --             --             --         2.78
      07/31/06++     2.78      (0.01)        (0.41)         (0.42)           --             --             --         2.36
                                                  Technology Portfolio Class 3
      09/30/02@-
      01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79
      01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82
      01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45
      01/31/06       2.45      (0.03)         0.35           0.32            --             --             --         2.77
      07/31/06++     2.77      (0.01)        (0.41)         (0.42)           --             --             --         2.35
                                            Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
      01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24
      01/31/06      15.24       0.03          2.28           2.31            --          (0.06)         (0.06)       17.49
      07/31/06++    17.49       0.01         (0.37)         (0.36)           --             --             --        17.13
                                            Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93
      01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23
      01/31/06      15.23       0.02          2.28           2.30            --          (0.06)         (0.06)       17.47
      07/31/06++    17.47         --         (0.37)         (0.37)           --             --             --        17.10

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      01/31/02     (52.23)%  $40,156       1.45%              (1.23)%              109%
      01/31/03     (47.66)    23,828       1.50(2)            (1.36)(2)            135
      01/31/04      58.10     59,813       1.49(2)            (1.32)(2)            123
      01/31/05     (13.07)    27,342       1.50(2)            (0.76)(2)             85
      01/31/06      13.82     25,260       1.19(2)            (0.84)(2)             95
      07/31/06++   (15.36)    18,269       1.18+(2)           (0.61)+(2)           110
                                       Technology Portfolio Class 2
      07/09/01@-
      01/31/02     (15.35)     2,312       1.60+              (1.46)+              109
      01/31/03     (47.66)     4,272       1.66(2)            (1.51)(2)            135
      01/31/04      58.10     13,164       1.64(2)            (1.46)(2)            123
      01/31/05     (13.43)    10,298       1.68(2)            (0.76)(2)             85
      01/31/06      13.47     10,562       1.34(2)            (0.98)(2)             95
      07/31/06++   (15.11)     8,260       1.33+(2)           (0.76)+(2)           110
                                       Technology Portfolio Class 3
      09/30/02@-
      01/31/03      16.99        360       1.66+(2)           (1.52)+(2)           135
      01/31/04      57.54      6,641       1.72(2)            (1.56)(2)            123
      01/31/05     (13.12)     8,893       1.79(2)            (0.76)(2)             85
      01/31/06      13.06     11,502       1.43(2)            (1.08)(2)             95
      07/31/06++   (15.16)    10,707       1.43+(2)           (0.87)+(2)           110
                                  Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      (1.34)     5,375       1.65+(1)            0.53+(1)              7
      01/31/04      42.14     26,269       1.65(1)            (0.07)(1)             16
      01/31/05      13.09     45,307       1.33(1)(2)          0.39(1)(2)           21
      01/31/06      15.23     49,773       1.21(2)             0.18(2)              33
      07/31/06++    (2.06)    45,926       1.15+(2)            0.10+(2)             26
                                  Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       6.98      2,618       1.75+(1)            0.41+(1)              7
      01/31/04      41.99     42,387       1.75(1)            (0.21)(1)             16
      01/31/05      12.99    134,471       1.41(1)(2)          0.32(1)(2)           21
      01/31/06      15.18    208,937       1.31(2)             0.08(2)              33
      07/31/06++    (2.12)   227,762       1.25+(2)           (0.01)+(2)            26

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                         NET INVESTMENT
                                                                             EXPENSES                    INCOME (LOSS)
                                                                     ------------------------      --------------------------
                                                                     1/03      1/04      1/05      1/03       1/04       1/05
                                                                     ------------------------      --------------------------
       Small & Mid Cap Value Class 2...............................  4.54%+    1.52%     1.30%     (2.35)%+    0.06%     0.40%
       Small & Mid Cap Value Class 3...............................  5.62+     1.56      1.40      (3.47)+    (0.02)     0.34

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                --------------------------------------
                                                                1/03    1/04    1/05    1/06     7/06+
                                                                --------------------------------------
       Technology Class 1.....................................  0.02%   0.08%   0.13%   0.05%    0.05%
       Technology Class 2.....................................  0.03    0.08    0.15    0.04     0.05
       Technology Class 3.....................................  0.04    0.08    0.16    0.04     0.04
       Small & Mid-Cap Value Class 2..........................   --      --     0.04    0.03     0.03
       Small & Mid-Cap Value Class 3..........................   --      --     0.04    0.03     0.03

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      01/31/02     $12.51     $ 0.09        $(3.05)        $(2.96)       $(0.03)        $(0.45)        $(0.48)      $ 9.07
      01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
      01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73
      01/31/06      11.73       0.21          2.50           2.71         (0.11)            --          (0.11)       14.33
      07/31/06++    14.33       0.28          0.41           0.69            --             --             --        15.02
                                       International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02      10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      01/31/03       9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      01/31/04       7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
      01/31/05      10.24       0.07          1.56           1.63         (0.12)            --          (0.12)       11.75
      01/31/06      11.75       0.19          2.51           2.70         (0.10)            --          (0.10)       14.35
      07/31/06++    14.35       0.27          0.42           0.69            --             --             --        15.04
                                       International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      01/31/04       7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
      01/31/05      10.23       0.03          1.59           1.62         (0.11)            --          (0.11)       11.74
      01/31/06      11.74       0.17          2.51           2.68         (0.08)            --          (0.08)       14.34
      07/31/06++    14.34       0.26          0.42           0.68            --             --             --        15.02
                                               Global Equities Portfolio Class 1
      01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
      01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19
      01/31/06      11.19       0.08          2.90           2.98         (0.03)            --          (0.03)       14.14
      07/31/06++    14.14       0.12          0.19           0.31            --             --             --        14.45
                                               Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85
      01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
      01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15
      01/31/06      11.15       0.06          2.90           2.96         (0.02)            --          (0.02)       14.09
      07/31/06++    14.09       0.11          0.19           0.30            --             --             --        14.39
                                               Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84
      01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50
      01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13
      01/31/06      11.13       0.04          2.90           2.94         (0.01)            --          (0.01)       14.06
      07/31/06++    14.06       0.10          0.19           0.29            --             --             --        14.35

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      01/31/02      (23.67)%  $289,084      1.20%            0.84%           148%
      01/31/03      (20.66)    177,883      1.22             1.08            264
      01/31/04       44.71     232,740      1.25(1)          1.41(1)         108
      01/31/05       16.37     262,167      1.24(1)          0.79(1)          67
      01/31/06       23.25     283,464      1.10(1)          1.68(1)          79
      07/31/06++      4.82     284,040      1.04+(1)         3.87+(1)         49
                          International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02       (8.63)      4,964      1.37+           (0.45)+          148
      01/31/03      (20.78)     15,437      1.40             0.44            264
      01/31/04       44.53      27,823      1.40(1)          1.18(1)         108
      01/31/05       16.08      34,961      1.39(1)          0.61(1)          67
      01/31/06       23.05      38,938      1.25(1)          1.52(1)          79
      07/31/06++      4.81      38,327      1.19+(1)         3.71+(1)         49
                          International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       (1.24)      1,647      1.83+           (1.18)+          264
      01/31/04       44.35      14,408      1.50(1)          0.65(1)         108
      01/31/05       16.00      37,465      1.48(1)          0.31(1)          67
      01/31/06       22.97      51,289      1.34(1)          1.34(1)          79
      07/31/06++      4.74      73,261      1.29+(1)         3.64+(1)         49
                                  Global Equities Portfolio Class 1
      01/31/02      (27.72)    409,626      0.87             0.14             75
      01/31/03      (24.98)    221,301      0.93(1)          0.19(1)          71
      01/31/04       34.39     248,468      0.95(1)          0.23(1)          83
      01/31/05        6.41     206,639      0.98(1)          0.29(1)          67
      01/31/06       26.72     217,409      0.91(1)          0.62(1)         161
      07/31/06++      2.19(2)  201,111      0.91+            1.67+            97
                                  Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02       (8.38)      3,562      1.05+           (0.33)+           75
      01/31/03      (25.10)      9,083      1.08(1)          0.00(1)          71
      01/31/04       34.04      13,903      1.10(1)          0.06(1)          83
      01/31/05        6.30      11,951      1.13(1)          0.14(1)          67
      01/31/06       26.56      16,301      1.06(1)          0.45(1)         161
      07/31/06++      2.13(2)   16,923      1.06+            1.52+            97
                                  Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03        1.03         265      1.16+(1)        (0.30)+(1)        71
      01/31/04       34.05       3,387      1.20(1)         (0.14)(1)         83
      01/31/05        6.12       7,515      1.23(1)         (0.05)(1)         67
      01/31/06       26.40      16,084      1.14(1)          0.33(1)         161
      07/31/06++      2.06(2)   21,733      1.16+            1.42+            97

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 -------------------------------------
                                                                 1/03    1/04    1/05    1/06    7/06+
                                                                 -------------------------------------
       International Growth and Income Class 1.................   --%    0.05%   0.02%   0.03%    0.02%
       International Growth and Income Class 2.................   --     0.05    0.02    0.03     0.02
       International Growth and Income Class 3.................   --     0.05    0.02    0.03     0.02
       Global Equities Class 1.................................  0.00    0.03    0.03    0.02       --
       Global Equities Class 2.................................  0.01    0.03    0.03    0.02       --
       Global Equities Class 3.................................  0.02    0.03    0.02    0.02       --

   (2) The Portfolios performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

    See Notes to Financial Statements
---------------------
    294

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL      DIVIDENDS                 DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DIVIDENDS    FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      01/31/02     $10.76      $ 0.07        $(2.94)        $(2.87)      $   --       $  --       $(0.65)        $(0.65)
      01/31/03       7.24        0.07         (2.13)            --           --          --           --             --
      01/31/04       5.18        0.07          1.96           2.03        (0.28)         --           --          (0.28)
      01/31/05       6.93        0.06          0.83           0.89        (0.15)         --           --          (0.15)
      01/31/06       7.67        0.12          1.71           1.83        (0.13)         --           --          (0.13)
      07/31/06++     9.37        0.14          0.13           0.27           --          --           --             --
                                      International Diversified Equities Portfolio Class 2
      07/09/01@
      01/31/02       8.97       (0.02)        (1.08)         (1.10)          --          --        (0.65)         (0.65)
      01/31/03       7.22        0.03         (2.09)         (2.06)          --          --           --             --
      01/31/04       5.16        0.04          1.97           2.01        (0.27)         --           --          (0.27)
      01/31/05       6.90        0.04          0.83           0.87        (0.14)         --           --          (0.14)
      01/31/06       7.63        0.10          1.71           1.81        (0.12)         --           --          (0.12)
      07/31/06++     9.32        0.13          0.14           0.27           --          --           --             --
                                      International Diversified Equities Portfolio Class 3
      09/30/02@
      01/31/03       5.49          --         (0.33)         (0.33)          --          --           --             --
      01/31/04       5.16        0.01          1.99           2.00        (0.27)         --           --          (0.27)
      01/31/05       6.89        0.03          0.84           0.87        (0.14)         --           --          (0.14)
      01/31/06       7.62        0.08          1.72           1.80        (0.11)         --           --          (0.11)
      07/31/06++     9.31        0.12          0.14           0.26           --          --           --             --
                                               Emerging Markets Portfolio Class 1
      01/31/02       7.81        0.03         (0.95)         (0.92)       (0.02)         --        (0.08)         (0.10)
      01/31/03       6.79        0.02         (0.74)         (0.72)       (0.02)      (0.00)          --          (0.02)
      01/31/04       6.05        0.10          3.59           3.69           --          --           --             --
      01/31/05       9.74        0.09          1.83           1.92        (0.11)         --           --          (0.11)
      01/31/06      11.55        0.22          5.99           6.21        (0.05)         --           --          (0.05)
      07/31/06++    17.71        0.16         (0.93)         (0.77)          --          --           --             --
                                               Emerging Markets Portfolio Class 2
      07/09/01@
      01/31/02       6.62       (0.02)         0.29           0.27        (0.02)         --        (0.08)         (0.10)
      01/31/03       6.79          --         (0.73)         (0.73)       (0.01)      (0.00)          --          (0.01)
      01/31/04       6.05        0.09          3.57           3.66           --          --           --             --
      01/31/05       9.71        0.07          1.84           1.91        (0.10)         --           --          (0.10)
      01/31/06      11.52        0.20          5.98           6.18        (0.03)         --           --          (0.03)
      07/31/06++    17.67        0.15         (0.94)         (0.79)          --          --           --             --
                                               Emerging Markets Portfolio Class 3
      09/30/02@
      01/31/03       5.70       (0.02)         0.37           0.35           --          --           --             --
      01/31/04       6.05        0.05          3.61           3.66           --          --           --             --
      01/31/05       9.71        0.06          1.83           1.89        (0.09)         --           --          (0.09)
      01/31/06      11.51        0.18          5.97           6.15        (0.02)         --           --          (0.02)
      07/31/06++    17.64        0.14         (0.93)         (0.79)          --          --           --             --

      ----------  ----------------------------------------------------------------------
                   NET                  NET       RATIO OF     RATIO OF NET
                  ASSET                ASSETS    EXPENSES TO    INVESTMENT
                  VALUE                END OF      AVERAGE     INCOME (LOSS)
        PERIOD    END OF    TOTAL      PERIOD        NET        TO AVERAGE     PORTFOLIO
        ENDED     PERIOD   RETURN**   (000'S)      ASSETS       NET ASSETS     TURNOVER
      ----------  ----------------------------------------------------------------------
                           International Diversified Equities Portfolio Class 1
      01/31/02    $ 7.24    (27.07)%  $309,703     1.23%            0.84%          29%
      01/31/03      5.18    (28.45)    156,911      1.22            0.97           48
      01/31/04      6.93     39.76     196,843      1.23            1.13           49
      01/31/05      7.67     13.10     183,649      1.25(1)         0.86(1)        25
      01/31/06      9.37     24.08     190,263      1.11            1.42           19
      07/31/06++    9.64      2.88     180,740      0.95+           2.91+           8
                           International Diversified Equities Portfolio Class 2
      07/09/01@
      01/31/02      7.22    (12.87)      5,381      1.42+          (0.58)+         29
      01/31/03      5.16    (28.43)      8,619      1.33            0.53           48
      01/31/04      6.90     39.52      29,467      1.38            0.72           49
      01/31/05      7.63     12.86      47,549      1.40(1)         0.62(1)        25
      01/31/06      9.32     23.91      59,176      1.25            1.22           19
      07/31/06++    9.59      2.90      57,088      1.10+           2.75+           8
                           International Diversified Equities Portfolio Class 3
      09/30/02@
      01/31/03      5.16     (6.01)      2,480      1.33+          (0.29)+         48
      01/31/04      6.89     39.29      39,947      1.48            0.11           49
      01/31/05      7.62     12.79     106,732      1.50(1)         0.41(1)        25
      01/31/06      9.31     23.83     178,666      1.34            1.05           19
      07/31/06++    9.57      2.79     216,582      1.20+           2.66+           8
                                    Emerging Markets Portfolio Class 1
      01/31/02      6.79    (11.49)     82,624      1.53            0.51          113
      01/31/03      6.05    (10.63)     63,377      1.53            0.43          118
      01/31/04      9.74     60.99     104,999      1.66(1)         1.27(1)       112
      01/31/05     11.55     19.92     110,010      1.60(1)         0.89(1)        76
      01/31/06     17.71     53.84     177,187      1.51(1)         1.58(1)       147
      07/31/06++   16.94     (4.35)    150,589      1.39+(1)        1.81+(1)      100
                                    Emerging Markets Portfolio Class 2
      07/09/01@
      01/31/02      6.79      4.38         717      1.70+          (0.56)+        113
      01/31/03      6.05    (10.71)      3,164      1.74            0.05          118
      01/31/04      9.71     60.50       8,278      1.80(1)         1.03(1)       112
      01/31/05     11.52     19.84      13,989      1.75(1)         0.72(1)        76
      01/31/06     17.67     53.72      24,084      1.66(1)         1.43(1)       147
      07/31/06++   16.88     (4.47)     21,510      1.44+(1)        1.77+(1)      100
                                    Emerging Markets Portfolio Class 3
      09/30/02@
      01/31/03      6.05      6.14         276      2.12+          (0.56)+        118
      01/31/04      9.71     60.50       3,533      1.90(1)         0.54(1)       112
      01/31/05     11.51     19.63      12,899      1.85(1)         0.57(1)        76
      01/31/06     17.64     53.48      35,556      1.78(1)         1.27(1)       147
      07/31/06++   16.85     (4.48)     50,770      1.60+(1)        1.71+(1)      100

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ------------------------------
                                                                1/04     1/05    1/06    7/06+
                                                                ------------------------------
       International Diversified Equities Class 1.............    --%    0.00%    --%      --%
       International Diversified Equities Class 2.............    --     0.00     --       --
       International Diversified Equities Class 3.............    --     0.00     --       --
       Emerging Markets Class 1...............................  0.11     0.03    0.10    0.10
       Emerging Markets Class 2...............................  0.11     0.03    0.10    0.10
       Emerging Markets Class 3...............................  0.11     0.03    0.09    0.09

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DECLARED     FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)      $   --      $(0.03)      $   --         $(0.03)
      01/31/04       9.11        0.03          3.91           3.94        (0.01)         --        (0.10)         (0.11)
      01/31/05      12.94        0.16          1.75           1.91        (0.14)         --        (0.27)         (0.41)
      01/31/06      14.44        0.25          2.27           2.52           --          --        (0.02)         (0.02)
      07/31/06++    16.94        0.34          0.54           0.88           --          --           --             --
                                                 Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.20       (0.03)        (0.03)         (0.06)          --       (0.03)          --          (0.03)
      01/31/04       9.11        0.00          3.93           3.93         0.00          --        (0.10)         (0.10)
      01/31/05      12.94        0.12          1.79           1.91        (0.13)         --        (0.27)         (0.40)
      01/31/06      14.45        0.21          2.29           2.50           --          --        (0.02)         (0.02)
      07/31/06++    16.93        0.32          0.55           0.87           --          --           --             --

      ----------  ----------------------------------------------------------------------
                                                                RATIO OF NET
                   NET                   NET       RATIO OF      INVESTMENT
                  ASSET                 ASSETS    EXPENSES TO      INCOME
                  VALUE                 END OF      AVERAGE      (LOSS) TO
        PERIOD    END OF     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     PERIOD   RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ----------------------------------------------------------------------
                                     Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03    $ 9.11      (8.57)%  $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      01/31/04     12.94      43.31      34,250      1.76(1)        0.26(1)         7
      01/31/05     14.44      14.77      58,040      1.34(1)(2)     1.22(1)(2)     13
      01/31/06     16.94      17.50      68,774      1.16(2)        1.61(2)         8
      07/31/06++   17.82       5.19      69,339      1.09+(2)       3.89+(2)        5
                                     Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03      9.11      (0.64)      4,099      2.05+(1)      (1.04)+(1)       1
      01/31/04     12.94      43.18      63,404      1.76(1)        0.00(1)         7
      01/31/05     14.45      14.74     190,704      1.43(1)(2)     0.95(1)(2)     13
      01/31/06     16.93      17.35     322,494      1.25(2)        1.41(2)         8
      07/31/06++   17.80       5.14     374,505      1.19+(2)       3.77+(2)        5

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                      NET INVESTMENT
                                                                           EXPENSES                    INCOME (LOSS)
                                                                     --------------------         -----------------------
                                                                     1/03    1/04    1/05         1/03       1/04    1/05
                                                                     --------------------         -----------------------
       Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%        (3.40)%+   0.48%   1.23%
       Foreign Value Class 3.......................................  6.21+   1.58    1.42         (5.20)+    0.18    0.96

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                               ----------------------
                                               1/05    1/06     7/06+
                                               ----------------------
       Foreign Value Class 2.................  0.01%   0.01%    0.01%
       Foreign Value Class 3.................  0.01    0.01     0.01

    See Notes to Financial Statements

---------------------
    296

---------------------

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
JULY 31, 2006 (UNAUDITED)

  At a meeting held on June 1, 2006, the Board of Trustees (the "Board") of the Trust, including the Trustees that are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved an amendment to the Investment Management and Advisory Agreement (the "Advisory Agreement") between the Trust and AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") in order to add the following new portfolios:

  - American Funds Asset Allocation SAST Portfolio,
  - American Funds Global Growth SAST Portfolio,
  - American Funds Growth SAST Portfolio, and
  - American Funds Growth-Income SAST Portfolio (collectively, the "Feeder Portfolios").

  Each of the Feeder Portfolios invests all of its assets in a single portfolio of the American Funds Insurance Series (the "Master Funds") that is advised by Capital Research and Management Company, as follows:

              FEEDER PORTFOLIOS                        MASTER FUNDS
              -----------------                        ------------
American Funds Asset Allocation SAST Portfolio  Asset Allocation Portfolio
 American Funds Global Growth SAST Portfolio     Global Growth Portfolio
     American Funds Growth SAST Portfolio            Growth Portfolio
 American Funds Growth-Income SAST Portfolio     Growth-Income Portfolio

  The Trustees received materials related to certain factors used in their consideration of whether to approve the Advisory Agreement, including: (1) the nature, extent and quality of services to be provided by AIG SAAMCo; (2) the size and structure of the advisory fees charged in connection with AIG SAAMCo's management of the Feeder Portfolios; (3) the costs of services and the benefits potentially derived by AIG SAAMCo with respect to the Feeder Portfolios; (5) the terms of the Advisory Agreement, an addendum to the Advisory Agreement (the "Addendum") and an Advisory Fee Waiver Agreement ("Waiver Agreement"); and (6) whether the Feeder Portfolio will benefit from possible economies of scale by engaging AIG SAAMCo.

  The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

  Nature, Extent and Quality of Services. The Trustees considered the nature, quality and extent of services to be provided by AIG SAAMCo. The Trustees reviewed the qualifications, background and responsibilities of AIG SAAMCo management personnel who would be responsible for providing services to the Feeder Portfolios. The Trustees considered management's discussion of the additional administrative and management services that AIG SAAMCo would provide to the Feeder Portfolios due to their structure as a master-feeder portfolio.

  The Trustees considered that AIG SAAMCo is a wholly-owned, indirect subsidiary of AIG, one of the world's leading international insurance and financial services organization. Further, they considered that AIG's business includes financial services, retirement services and asset management, and that AIG is committed to providing support to these different but equally important sectors which includes AIG SAAMCo's responsibilities for investment management and administration functions. The Trustees considered the possibility that at some point in the future, it may be preferable to operate on or more of the Feeder Portfolios as a stand-alone fund, rather than as a feeder fund.

  The Trustees concluded that they were satisfied with the nature, quality and extent of the services to be provided by AIG SAAMCo and that there was a reasonable basis on which to conclude that it would provide high quality services to the Feeder Portfolios. The Trustees also concluded, under the circumstances, that it would reasonable for the Trust, on behalf of the Feeder Portfolios, to enter into an agreement with AIG SAAMCo that is flexible enough to cover the two possible arrangements -- namely, the Feeder Portfolios operating as feeder funds and Feeder Portfolios operating as traditional mutual funds.

  Fees and Expenses. The Trustees received and reviewed information regarding the Feeder Portfolios' advisory fees compared against the advisory fees of other similar funds in its category as tracked by an independent third-party provider of investment company data. Management reported that the proposed advisory fees were based on the consideration of a variety of factors, including the value of the services provided by AIG SAAMCo; the competitive environment in which the Feeder Portfolios will be marketed; the investment characteristics of each Feeder Portfolio relative to other similar funds in its category as tracked by

                                                           ---------------------

Lipper and as presented by management; and fees charged to comparable funds within the industry. AIG SAAMCo negotiates the fees for managing an asset category which may vary widely among different clients for various reasons including market pricing demands, existing relationships and individual client needs.

  The Trustees considered that each of the Feeder Portfolio's actual management fees (which included the advisory fees of each Feeder Portfolio's respective Master Fund), after waivers, were below the median of their respective expense group and were competitive within their respective expense universe. It was noted that the Waiver Agreement significantly reduced the Feeder Portfolios' advisory fees and that the agreement would remain in place so long as a Feeder Portfolio invested in its respective Master Fund. The Board reviewed the Feeder Portfolios' contractual advisory fees assuming the Feeder Portfolios were not invested in a Master Fund. The Board also considered that the management fees of the Master Funds were lower than the advisory fee rates applicable to the Feeder Portfolios on a stand-alone basis. In addition, it was noted that advisory fees may vary widely within an expense group or expense universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

  In addition, the Board also considered that it would have an opportunity to review the fee rates both at least annually, and in connection with any proposal to withdraw a Feeder Portfolio's assets from the master-feeder structure, that the Board could required a reduction in the fee rate at any time if it determined that the rate was no longer reasonable in light of the services provided.

  On the basis of the information considered, the Trustees, including the Independent Trustees, concluded that the advisory fee rates with respect to the Feeder Portfolios was fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

  Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Trustees were informed, based on management's judgment, that (1) any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Feeder Portfolios were inconsequential to the analysis of the adequacy of its advisory fee, and (2) any collateral benefits derived as a result of providing advisory services to the Feeder Portfolios are de minimis and do not impact upon the reasonableness of the advisory fee. The Trustees concluded that any benefits that AIG SAAMCo could be expected to receive with regard to providing investment advisory and other services to the Feeder Portfolios were not unreasonable.

  Profitability and Economies of Scale. The Feeder Portfolios had not begun operations at the time of the Board's approval of the Advisory Agreement, and therefore, AIG SAAMCo was not able to provide historical profitability information with respect to the Feeder Portfolios. However, AIG SAAMCo did provide its financial statements as of December 31, 2005. Further, the Feeder Portfolios' expense information provided to the Trustees reflected the net management fees that AIG SAAMCo would retain after the application of contractual waivers on each Feeder Portfolio's total expenses.

  Terms of the Advisory Agreement. The Trustees reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by AIG SAAMCo with respect to the Feeder Portfolios. The Trustees also considered that the Trustees approved an Addendum to the Advisory Agreement (the "Addendum"). The Addendum provides for additional services to be provided by AIG SAAMCo to the Feeder Portfolios so long as the Feeder Portfolios invest in a Master Fund. The Trustees concluded that the terms of the Addendum and the Advisory Agreement are reasonable, fair and in the best interest of the Feeder Portfolios and future shareholders.

  Conclusions. In reaching their decision to approve the Advisory Agreement, the Trustees based their decision on the totality of the factors and each Trustee contributed different weight to the various factors. Based upon the materials they reviewed, the representations made to them and the considerations described above, and as part of their deliberations, the Trustees, including the Independent Trustees, concluded that AIG SAAMCo possesses the capability and resources to perform the duties required of it under its Advisory Agreement with respect to the Feeder Portfolios.

---------------------
    298

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (Unaudited)

    The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND
                                                                                                COMPLEX
         NAME,                            TERM OF OFFICE                                       OVERSEEN
      ADDRESS AND        POSITION HELD    AND LENGTH OF         PRINCIPAL OCCUPATION(S)           BY
    DATE OF BIRTH*        WITH TRUST      TIME SERVED(4)          DURING PAST 5 YEARS         TRUSTEE(1)
    --------------       -------------    --------------   ---------------------------------  ----------
DISINTERESTED TRUSTEES
Carl D. Covitz              Trustee        2001 -          Owner and President, Landmark        60
DOB: March 31, 1939                        present         Capital, Inc. (since 1973)
Jane Jelenko                Trustee        2006 -          Retired; Senior Advisor              60
DOB: August 19, 1948                       present         (2003-2005) and Management
                                                           Consultant (1977-2003)
                                                           Bearingpoint Inc. (formerly KPMG,
                                                           LLP)
Gilbert T. Ray              Trustee        2001 -          Retired Partner, O'Melveny &         60
DOB: September 18, 1944                    present         Myers LLP (since 2000); and
                                                           Attorney (1972-2000) thereof
Allan L. Sher               Trustee        1997 -          Retired Brokerage Executive          60
DOB: October 19, 1931                      present         (since 1992)
Bruce G. Willison         Trustee and      2001 -          Dean, Anderson School at UCLA        60
DOB: October 16, 1948      Chairman        present         (since 1999)
INTERESTED TRUSTEES
Jana W. Greer(2)            Trustee        2001 -          President, AIG SunAmerica            60
DOB: December 30, 1951                     present         Retirement Markets, Inc. (since
                                                           1996); Senior Vice President and
                                                           Director, AIG Retirement
                                                           Services, Inc. (since 1991)
OFFICERS
Vincent M. Marra           President       2004 -          Senior Vice President, SAAMCo        N/A
DOB: May 28, 1950                          present         (February 2003 to Present); Chief
                                                           Administrative Officer, Chief
                                                           Operating Officer and Chief
                                                           Financial Officer, Carret & Co.,
                                                           LLC (June 2002 to February 2003);
                                                           Chief Operating Officer, Bowne
                                                           Digital Solutions (1999 to May
                                                           2002).
Donna M. Handel            Treasurer       2002 -          Assistant Treasurer (1993 to         N/A
DOB: June 25, 1966                         present         2002); Senior Vice President,
                                                           SAAMCo (December 2004 to
                                                           Present); Vice President, SAAMCo
                                                           (1996 to December 2004).
Nori L. Gabert             Secretary       2005 -          Vice President and Deputy General    N/A
AIG SunAmerica Asset                       present         Counsel, SAAMCo
Management Corp.                                           (2001 to present); Formerly,
2929 Allen Parkway                                         Associate General Counsel,
Houston, Texas 77019                                       American General Corporation,
DOB: August 15, 1953                                       (1997-2001).


         NAME,
      ADDRESS AND            OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                 BY TRUSTEE(3)
    --------------       ---------------------------------
DISINTERESTED TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since 1995).
Jane Jelenko             Director, Countrywide Bank (since
DOB: August 19, 1948     2003).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000); Director, IHOP Corp.
                         (since 2004); Director, Diamond
                         Rock Hospitality (since 2005).
Allan L. Sher            Director, Bowl America, Inc.
DOB: October 19, 1931    (1997- Present).
Bruce G. Willison        Director, Indy Mac Bancorp (since
DOB: October 16, 1948    2005); Director, Homestore, Inc.
                         (real estate agents and
                         managers), (since 2003);
                         Healthnet International, Inc.
                         (business services) (since 2000).
INTERESTED TRUSTEES
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966
Nori L. Gabert           N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: August 15, 1953

---------------

 * The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 funds), VALIC Company II (15 funds), AIG Series Trust (6 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), and SunAmerica Focused Alph Large-Cap Fund, Inc. (1 fund).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") registered under the Investment Company Act of 1940.

(4) Trustees serve until their successors are duly elected and qualified.

 Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how the Trust voted proxies relating to securities held in the Trust during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

  The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

---------------------
    300

                     (THIS PAGE LEFT INTENTIONALLY BLANK.)

LOGO
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              R-1411SAR.3(R 9/06)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Not applicable.

             (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270-30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: October 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: October 6, 2006

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: October 6, 2006